UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Alan R. Otis ----------------------- Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5114

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to September 30, 2018

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust I

Schedule of Investments
September 30, 2018

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio	BHFTI-1
American Funds Balanced Allocation Portfolio	BHFTI-28
American Funds Growth Allocation Portfolio	BHFTI-29
American Funds Growth Portfolio	BHFTI-30
American Funds Moderate Allocation Portfolio	BHFTI-31
AQR Global Risk Balanced Portfolio	BHFTI-32
BlackRock Global Tactical Strategies Portfolio	BHFTI-39
BlackRock High Yield Portfolio	BHFTI-45
Brighthouse Asset Allocation 100 Portfolio	BHFTI-73
Brighthouse Balanced Plus Portfolio	BHFTI-74
Brighthouse Small Cap Value Portfolio	BHFTI-78
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-85
Brighthouse/Artisan International Portfolio	BHFTI-90
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-94
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-109
Brighthouse/Templeton International Bond Portfolio	BHFTI-126
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-133
Clarion Global Real Estate Portfolio	BHFTI-140
ClearBridge Aggressive Growth Portfolio	BHFTI-144
Fidelity Institutional Asset Management Government Income Portfolio	BHFTI-149
Harris Oakmark International Portfolio	BHFTI-157
Invesco Balanced-Risk Allocation Portfolio	BHFTI-161
Invesco Comstock Portfolio	BHFTI-166
Invesco Small Cap Growth Portfolio	BHFTI-172
JPMorgan Core Bond Portfolio	BHFTI-177
JPMorgan Global Active Allocation Portfolio	BHFTI-203
JPMorgan Small Cap Value Portfolio	BHFTI-231
Loomis Sayles Global Markets Portfolio	BHFTI-239
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-251
MFS® Research International Portfolio	BHFTI-253
Morgan Stanley Mid Cap Growth Portfolio	BHFTI-258
Oppenheimer Global Equity Portfolio	BHFTI-264
PanAgora Global Diversified Risk Portfolio	BHFTI-268
PIMCO Inflation Protected Bond Portfolio	BHFTI-284
PIMCO Total Return Portfolio	BHFTI-300
Schroders Global Multi-Asset Portfolio	BHFTI-324
SSGA Growth and Income ETF Portfolio	BHFTI-341
SSGA Growth ETF Portfolio	BHFTI-344
T. Rowe Price Large Cap Value Portfolio	BHFTI-347
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-352
TCW Core Fixed Income Portfolio	BHFTI-360
Victory Sycamore Mid Cap Value Portfolio	BHFTI-370
Wells Capital Management Mid Cap Value Portfolio	BHFTI-375
Notes to Schedule of Investments	BHFTI-380

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—64.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Airbus SE	59,031	$7,401,032
Arconic, Inc.	23,650	520,537
BAE Systems plc	323,833	2,656,092
Boeing Co. (The)	30,525	11,352,248
Dassault Aviation S.A.	254	469,425
Elbit Systems, Ltd.	2,409	305,146
General Dynamics Corp.	15,430	3,158,830
Harris Corp.	6,590	1,115,094
Huntington Ingalls Industries, Inc.	2,542	650,955
L3 Technologies, Inc.	4,385	932,339
Leonardo S.p.A.	40,734	490,914
Lockheed Martin Corp.	13,845	4,789,816
Meggitt plc	78,897	582,048
MTU Aero Engines AG	5,285	1,190,485
Northrop Grumman Corp.	9,725	3,086,423
Raytheon Co.	16,015	3,309,660
Rockwell Collins, Inc.	9,135	1,283,193
Rolls-Royce Holdings plc (a)	170,378	2,190,246
Safran S.A.	33,902	4,744,728
Singapore Technologies Engineering, Ltd.	157,100	408,948
Textron, Inc. (b)	14,180	1,013,445
Thales S.A.	10,805	1,533,840
TransDigm Group, Inc. (a)	2,702	1,005,955
United Technologies Corp.	41,425	5,791,629

		59,983,028

Air Freight & Logistics—0.3%
Bollore S.A.	88,108	380,532
C.H. Robinson Worldwide, Inc.	7,760	759,859
Deutsche Post AG	99,886	3,561,927
Expeditors International of Washington, Inc.	9,705	713,609
FedEx Corp.	13,710	3,301,231
Royal Mail plc	91,455	568,122
SG Holdings Co., Ltd.	9,761	255,792
United Parcel Service, Inc. - Class B	38,400	4,483,200
Yamato Holdings Co., Ltd.	31,350	962,624

		14,986,896

Airlines—0.2%
Alaska Air Group, Inc. (b)	6,803	468,455
American Airlines Group, Inc. (b)	23,121	955,591
ANA Holdings, Inc.	11,805	412,366
Delta Air Lines, Inc.	35,951	2,079,046
Deutsche Lufthansa AG	23,944	588,289
easyJet plc	16,211	277,274
International Consolidated Airlines Group S.A. - Class DI	62,434	534,331
Japan Airlines Co., Ltd.	11,880	427,047
Ryanair Holdings plc (ADR) (a) (b)	2,174	208,791
Singapore Airlines, Ltd.	54,300	386,777
Southwest Airlines Co.	29,685	1,853,828
United Continental Holdings, Inc. (a)	13,091	1,165,884

		9,357,679

Auto Components—0.4%
Aisin Seiki Co., Ltd.	16,469	801,801
Aptiv plc	14,721	1,235,092

Security Description	Shares	Value

Auto Components—(Continued)
BorgWarner, Inc.	10,940	$468,013
Bridgestone Corp.	61,908	2,339,552
Cie Generale des Etablissements Michelin	17,331	2,069,188
Continental AG	11,179	1,945,992
Denso Corp.	44,380	2,343,082
Faurecia S.A.	7,715	463,276
Goodyear Tire & Rubber Co. (The)	13,290	310,853
Koito Manufacturing Co., Ltd.	10,621	696,590
Minth Group, Ltd.	74,500	304,627
NGK Spark Plug Co., Ltd.	16,227	472,852
NOK Corp.	7,917	135,937
Nokian Renkaat Oyj	11,867	485,637
Pirelli & C S.p.A. (144A) (a)	40,646	340,706
Stanley Electric Co., Ltd.	13,414	458,638
Sumitomo Electric Industries, Ltd.	76,644	1,202,383
Sumitomo Rubber Industries, Ltd.	17,209	258,297
Toyoda Gosei Co., Ltd.	6,645	163,896
Toyota Industries Corp.	14,900	881,436
Valeo S.A.	24,353	1,057,416
Yokohama Rubber Co., Ltd. (The)	12,178	262,547

		18,697,811

Automobiles—1.1%
Bayerische Motoren Werke AG	33,646	3,030,661
Daimler AG	92,407	5,821,021
Ferrari NV	12,481	1,713,198
Fiat Chrysler Automobiles NV (a)	109,550	1,921,050
Ford Motor Co. (b)	217,995	2,016,454
General Motors Co.	70,613	2,377,540
Harley-Davidson, Inc.	9,175	415,628
Honda Motor Co., Ltd.	165,665	5,015,463
Isuzu Motors, Ltd.	56,039	883,300
Mazda Motor Corp.	57,782	693,842
Mitsubishi Motors Corp.	67,499	476,583
Nissan Motor Co., Ltd.	235,893	2,208,247
Peugeot S.A.	59,765	1,607,707
Renault S.A.	19,533	1,687,312
Subaru Corp.	62,529	1,915,511
Suzuki Motor Corp.	34,927	2,001,013
Toyota Motor Corp.	232,104	14,400,146
Volkswagen AG	3,299	573,601
Yamaha Motor Co., Ltd.	28,446	797,657

		49,555,934

Banks—5.2%
ABN AMRO Group NV (144A)	42,984	1,170,139
AIB Group plc	81,961	419,637
Aozora Bank, Ltd.	12,034	430,000
Australia & New Zealand Banking Group, Ltd.	296,987	6,036,683
Banco Bilbao Vizcaya Argentaria S.A.	677,570	4,284,008
Banco de Sabadell S.A.	571,795	887,320
Banco Espirito Santo S.A. (a) (c) (d) (e)	169,954	0
Banco Santander S.A.	1,639,707	8,195,220
Bank Hapoalim B.M.	108,369	792,070
Bank Leumi Le-Israel B.M.	147,074	968,702
Bank of America Corp.	525,308	15,475,574

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of East Asia, Ltd. (The)	125,200	$464,276
Bank of Ireland Group plc	98,279	752,442
Bank of Kyoto, Ltd. (The)	5,395	281,554
Bank of Queensland, Ltd.	39,239	312,487
Bankia S.A. (b)	124,200	483,668
Bankinter S.A.	68,505	630,834
Barclays plc	1,733,968	3,876,721
BB&T Corp.	43,445	2,108,820
Bendigo & Adelaide Bank, Ltd.	48,686	378,188
BNP Paribas S.A.	114,215	6,980,334
BOC Hong Kong Holdings, Ltd.	376,000	1,775,659
CaixaBank S.A.	364,689	1,656,350
Chiba Bank, Ltd. (The)	61,566	420,460
Citigroup, Inc.	142,071	10,192,173
Citizens Financial Group, Inc.	26,954	1,039,616
Comerica, Inc.	9,555	861,861
Commerzbank AG (a)	101,808	1,060,958
Commonwealth Bank of Australia	178,107	9,190,584
Concordia Financial Group, Ltd.	111,217	545,193
Credit Agricole S.A.	115,685	1,661,994
Danske Bank A/S	76,158	1,998,055
DBS Group Holdings, Ltd.	182,400	3,471,584
DNB ASA	99,308	2,089,402
Erste Group Bank AG (a)	30,573	1,268,110
Fifth Third Bancorp (b)	38,135	1,064,729
Fukuoka Financial Group, Inc.	14,852	408,472
Hang Seng Bank, Ltd.	77,700	2,098,816
HSBC Holdings plc	2,033,467	17,750,872
Huntington Bancshares, Inc.	61,555	918,401
ING Groep NV	394,869	5,119,285
Intesa Sanpaolo S.p.A.	1,467,651	3,735,340
Japan Post Bank Co., Ltd.	41,167	486,586
JPMorgan Chase & Co.	189,700	21,405,748
KBC Group NV	25,522	1,897,398
KeyCorp	59,120	1,175,897
Lloyds Banking Group plc	7,325,208	5,652,770
M&T Bank Corp.	8,095	1,331,951
Mebuki Financial Group, Inc.	83,868	290,078
Mediobanca S.p.A.	62,879	626,214
Mitsubishi UFJ Financial Group, Inc.	1,200,106	7,470,213
Mizrahi Tefahot Bank, Ltd.	14,287	250,069
Mizuho Financial Group, Inc.	2,451,019	4,273,909
National Australia Bank, Ltd.	276,322	5,553,318
Nordea Bank AB	308,658	3,360,696
Oversea-Chinese Banking Corp., Ltd.	319,600	2,672,535
People’s United Financial, Inc.	19,295	330,330
PNC Financial Services Group, Inc. (The)	26,135	3,559,326
Raiffeisen Bank International AG	15,054	432,886
Regions Financial Corp.	62,515	1,147,150
Resona Holdings, Inc.	212,552	1,194,042
Royal Bank of Scotland Group plc	364,784	1,179,316
Seven Bank, Ltd. (b)	60,539	191,305
Shinsei Bank, Ltd.	16,610	271,459
Shizuoka Bank, Ltd. (The)	45,889	411,937
Skandinaviska Enskilda Banken AB - Class A	165,383	1,844,900
Societe Generale S.A.	77,994	3,344,623
Standard Chartered plc	284,757	2,358,239

Security Description	Shares	Value

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.	136,545	$5,511,131
Sumitomo Mitsui Trust Holdings, Inc.	33,716	1,387,524
SunTrust Banks, Inc.	25,900	1,729,861
SVB Financial Group (a)	3,025	940,261
Svenska Handelsbanken AB - A Shares	155,183	1,958,039
Swedbank AB - A Shares	92,025	2,279,022
U.S. Bancorp	86,935	4,591,037
UniCredit S.p.A.	203,961	3,057,964
United Overseas Bank, Ltd.	135,900	2,685,566
Wells Fargo & Co. (f)	244,310	12,840,934
Westpac Banking Corp.	345,922	6,966,749
Yamaguchi Financial Group, Inc.	19,956	217,433
Zions Bancorp (b)	10,960	549,644

		240,684,651

Beverages—1.2%
Anheuser-Busch InBev S.A.	77,428	6,776,429
Asahi Group Holdings, Ltd.	36,856	1,597,780
Brown-Forman Corp. - Class B	14,517	733,834
Carlsberg A/S - Class B	10,871	1,303,510
Coca-Cola Amatil, Ltd.	51,499	363,350
Coca-Cola Bottlers Japan Holdings, Inc.	13,625	364,527
Coca-Cola Co. (The) (f)	213,310	9,852,789
Coca-Cola European Partners plc	22,150	1,007,161
Coca-Cola HBC AG (a)	20,530	698,475
Constellation Brands, Inc. - Class A	9,375	2,021,438
Davide Campari-Milano S.p.A.	58,457	497,653
Diageo plc	249,994	8,853,378
Heineken Holding NV	11,708	1,060,157
Heineken NV	26,340	2,466,380
Kirin Holdings Co., Ltd.	83,590	2,141,917
Molson Coors Brewing Co. - Class B	10,305	633,758
Monster Beverage Corp. (a)	22,840	1,331,115
PepsiCo, Inc.	79,025	8,834,995
Pernod-Ricard S.A.	21,578	3,539,822
Remy Cointreau S.A.	2,314	301,387
Suntory Beverage & Food, Ltd.	14,130	597,166
Treasury Wine Estates, Ltd.	72,741	915,052

		55,892,073

Biotechnology—1.1%
AbbVie, Inc.	84,383	7,980,944
Alexion Pharmaceuticals, Inc. (a)	12,400	1,723,724
Amgen, Inc.	37,169	7,704,762
Biogen, Inc. (a)	11,830	4,179,657
Celgene Corp. (a)	39,340	3,520,536
CSL, Ltd.	45,959	6,645,357
Genmab A/S (a)	6,225	978,425
Gilead Sciences, Inc.	72,443	5,593,324
Grifols S.A.	30,312	852,848
Incyte Corp. (a)	9,733	672,356
Regeneron Pharmaceuticals, Inc. (a)	4,341	1,753,938
Shire plc	92,476	5,579,297
Vertex Pharmaceuticals, Inc. (a)	14,167	2,730,547

		49,915,715

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—0.3%
A.O. Smith Corp.	8,060	$430,162
Allegion plc	5,301	480,111
Asahi Glass Co., Ltd.	19,119	793,599
Assa Abloy AB - Class B	101,851	2,047,304
Cie de St-Gobain	50,626	2,183,169
Daikin Industries, Ltd.	25,318	3,371,059
Fortune Brands Home & Security, Inc.	8,127	425,530
Geberit AG	3,765	1,744,710
Johnson Controls International plc (b)	51,584	1,805,440
LIXIL Group Corp.	27,040	520,796
Masco Corp.	17,275	632,265
TOTO, Ltd.	14,388	597,050

		15,031,195

Capital Markets—1.6%
3i Group plc	98,862	1,211,542
Affiliated Managers Group, Inc.	3,005	410,844
Ameriprise Financial, Inc.	8,015	1,183,495
Amundi S.A. (144A)	6,153	461,049
ASX, Ltd.	19,673	902,013
Bank of New York Mellon Corp. (The)	56,285	2,869,972
BlackRock, Inc.	6,910	3,256,890
Cboe Global Markets, Inc.	6,217	596,583
Charles Schwab Corp. (The)	66,845	3,285,432
CME Group, Inc.	18,985	3,231,437
Credit Suisse Group AG (a)	259,734	3,897,861
Daiwa Securities Group, Inc.	164,051	995,833
Deutsche Bank AG	199,518	2,275,345
Deutsche Boerse AG	19,613	2,627,852
E*Trade Financial Corp. (a)	14,615	765,680
Franklin Resources, Inc.	17,741	539,504
Goldman Sachs Group, Inc. (The)	19,550	4,383,892
Hargreaves Lansdown plc	28,919	841,506
Hong Kong Exchanges and Clearing, Ltd.	119,700	3,401,261
Intercontinental Exchange, Inc.	32,280	2,417,449
Invesco, Ltd.	22,820	522,122
Investec plc	67,419	473,084
Japan Exchange Group, Inc.	51,777	902,246
Julius Baer Group, Ltd. (a)	22,743	1,136,692
London Stock Exchange Group plc	31,711	1,894,447
Macquarie Group, Ltd.	32,858	2,974,989
Moody’s Corp.	9,325	1,559,140
Morgan Stanley	75,860	3,532,800
MSCI, Inc.	4,990	885,276
Nasdaq, Inc. (b)	6,470	555,126
Natixis S.A.	95,642	648,103
Nomura Holdings, Inc.	351,735	1,669,932
Northern Trust Corp.	11,790	1,204,113
Partners Group Holding AG	1,764	1,398,186
Raymond James Financial, Inc.	7,249	667,270
S&P Global, Inc.	14,015	2,738,391
SBI Holdings, Inc.	22,819	709,185
Schroders plc	12,633	508,952
Singapore Exchange, Ltd.	80,900	435,967
St. James’s Place plc	53,763	800,524
State Street Corp.	20,290	1,699,896

Security Description	Shares	Value

Capital Markets—(Continued)
T. Rowe Price Group, Inc.	13,490	$1,472,838
UBS Group AG (a)	391,615	6,176,168

		74,120,887

Chemicals—1.8%
Air Liquide S.A.	43,538	5,718,635
Air Products & Chemicals, Inc.	12,245	2,045,527
Air Water, Inc.	15,260	280,087
Akzo Nobel NV	25,671	2,400,192
Albemarle Corp. (b)	6,188	617,439
Arkema S.A.	6,939	858,443
Asahi Kasei Corp.	128,276	1,945,713
BASF SE	93,333	8,294,567
CF Industries Holdings, Inc.	13,000	707,720
Chr Hansen Holding A/S	10,049	1,018,912
Clariant AG (a)	20,238	526,100
Covestro AG (144A)	19,549	1,584,730
Croda International plc	13,352	904,126
Daicel Corp.	26,670	309,916
DowDuPont, Inc.	129,224	8,310,396
Eastman Chemical Co.	7,980	763,846
Ecolab, Inc.	14,445	2,264,687
EMS-Chemie Holding AG	832	495,377
Evonik Industries AG	16,574	593,654
FMC Corp.	7,440	648,619
Frutarom Industries, Ltd.	3,944	408,195
Givaudan S.A.	939	2,306,702
Hitachi Chemical Co., Ltd.	10,486	213,456
Incitec Pivot, Ltd.	169,813	488,406
International Flavors & Fragrances, Inc. (b)	4,385	610,041
Israel Chemicals, Ltd.	70,768	433,156
Johnson Matthey plc	19,667	911,916
JSR Corp.	19,612	366,088
K&S AG	19,452	408,252
Kaneka Corp.	4,979	230,059
Kansai Paint Co., Ltd.	18,007	331,849
Koninklijke DSM NV	18,436	1,952,566
Kuraray Co., Ltd.	32,454	487,978
LANXESS AG	8,836	647,140
Linde AG	19,158	3,959,325
LyondellBasell Industries NV - Class A	17,871	1,831,956
Mitsubishi Chemical Holdings Corp.	130,104	1,245,211
Mitsubishi Gas Chemical Co., Inc.	16,484	350,927
Mitsui Chemicals, Inc.	18,699	467,672
Mosaic Co. (The) (b)	19,480	632,711
Nippon Paint Holdings Co., Ltd.	14,880	555,429
Nissan Chemical Corp.	13,043	688,956
Nitto Denko Corp.	16,774	1,257,573
Novozymes A/S - B Shares	22,979	1,258,747
Orica, Ltd.	38,427	471,129
PPG Industries, Inc.	13,890	1,515,816
Praxair, Inc.	16,025	2,575,698
Sherwin-Williams Co. (The)	4,660	2,121,279
Shin-Etsu Chemical Co., Ltd.	37,323	3,306,100
Showa Denko KK	13,800	761,836
Sika AG	13,140	1,910,785

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Solvay S.A.	7,532	$1,009,018
Sumitomo Chemical Co., Ltd.	151,399	886,064
Symrise AG	12,532	1,143,446
Taiyo Nippon Sanso Corp.	13,268	198,506
Teijin, Ltd.	18,104	347,262
Toray Industries, Inc.	140,918	1,058,747
Tosoh Corp.	26,427	407,013
Umicore S.A.	21,283	1,188,913
Yara International ASA	18,047	884,517

		82,119,126

Commercial Services & Supplies—0.3%
Babcock International Group plc	25,418	239,511
Brambles, Ltd.	161,688	1,274,057
Cintas Corp.	4,830	955,422
Copart, Inc. (a)	11,165	575,333
Dai Nippon Printing Co., Ltd.	24,711	574,720
Edenred	23,921	910,673
G4S plc	157,668	496,667
ISS A/S	16,981	596,799
Park24 Co., Ltd.	10,440	315,499
Republic Services, Inc.	12,385	899,894
Secom Co., Ltd.	21,336	1,739,475
Securitas AB - B Shares	31,824	553,716
Societe BIC S.A.	2,606	238,573
Sohgo Security Services Co., Ltd.	7,302	320,876
Stericycle, Inc. (a)	4,715	276,676
Toppan Printing Co., Ltd.	24,875	399,636
Waste Management, Inc.	22,135	2,000,119

		12,367,646

Communications Equipment—0.5%
Arista Networks, Inc. (a)	2,656	706,124
Cisco Systems, Inc. (f)	262,000	12,746,300
F5 Networks, Inc. (a)	3,385	675,037
Juniper Networks, Inc.	19,420	582,017
Motorola Solutions, Inc.	9,000	1,171,260
Nokia Oyj	572,256	3,173,769
Telefonaktiebolaget LM Ericsson - B Shares	312,207	2,764,375

		21,818,882

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	25,825	1,094,340
Bouygues S.A.	22,252	960,889
CIMIC Group, Ltd.	9,954	368,386
Eiffage S.A.	7,967	888,939
Ferrovial S.A.	50,134	1,036,669
Fluor Corp.	7,795	452,890
HOCHTIEF AG	1,970	326,622
Jacobs Engineering Group, Inc.	6,650	508,725
JGC Corp.	21,101	484,068
Kajima Corp.	45,662	663,477
Obayashi Corp.	65,985	625,006
Quanta Services, Inc. (a)	8,285	276,553
Shimizu Corp.	56,088	512,006
Skanska AB - B Shares	34,562	678,233

Security Description	Shares	Value

Construction & Engineering—(Continued)
Taisei Corp.	21,677	$988,423
Vinci S.A.	51,128	4,863,828

		14,729,054

Construction Materials—0.2%
Boral, Ltd.	119,128	591,799
CRH plc	85,249	2,786,877
Fletcher Building, Ltd. (a)	86,597	372,679
HeidelbergCement AG	15,122	1,182,040
Imerys S.A.	3,663	270,468
James Hardie Industries plc	44,866	677,429
LafargeHolcim, Ltd. (a)	49,338	2,432,964
Martin Marietta Materials, Inc. (b)	3,512	639,008
Taiheiyo Cement Corp.	12,295	385,763
Vulcan Materials Co.	7,350	817,320

		10,156,347

Consumer Finance—0.2%
Acom Co., Ltd.	39,346	158,598
AEON Financial Service Co., Ltd.	11,568	239,553
American Express Co.	39,780	4,236,172
Capital One Financial Corp.	27,065	2,569,281
Credit Saison Co., Ltd.	15,866	258,627
Discover Financial Services	19,385	1,481,983
Synchrony Financial	39,487	1,227,256

		10,171,470

Containers & Packaging—0.1%
Amcor, Ltd.	117,686	1,161,161
Avery Dennison Corp.	4,900	530,915
Ball Corp. (b)	19,440	855,166
International Paper Co.	23,035	1,132,170
Packaging Corp. of America	5,199	570,278
Sealed Air Corp.	8,895	357,134
Smurfit Kappa Group plc	22,896	905,286
Toyo Seikan Group Holdings, Ltd.	15,491	321,408
WestRock Co.	14,195	758,581

		6,592,099

Distributors—0.0%
Genuine Parts Co.	8,115	806,631
Jardine Cycle & Carriage, Ltd.	10,100	236,258
LKQ Corp. (a)	17,232	545,737

		1,588,626

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	7,345	209,154
H&R Block, Inc.	11,655	300,116

		509,270

Diversified Financial Services—0.7%
AMP, Ltd.	296,566	683,722
Berkshire Hathaway, Inc. - Class B (a) (f)	109,550	23,455,750
Challenger, Ltd.	55,841	451,997

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Eurazeo S.A.	4,647	$365,843
EXOR NV	11,021	738,628
Groupe Bruxelles Lambert S.A.	8,199	858,969
Industrivarden AB - C Shares	17,046	378,419
Investor AB - B Shares	46,285	2,137,002
Jefferies Financial Group, Inc.	16,875	370,575
Kinnevik AB - Class B	23,810	719,049
L E Lundbergforetagen AB - B Shares	7,709	259,666
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,964	241,186
ORIX Corp.	134,585	2,181,796
Pargesa Holding S.A.	3,943	316,452
Standard Life Aberdeen plc	272,451	1,084,809
Tokyo Century Corp.	4,334	269,290
Wendel S.A.	2,832	421,216

		34,934,369

Diversified Telecommunication Services—1.2%
AT&T, Inc. (f)	404,541	13,584,487
Bezeq The Israeli Telecommunication Corp., Ltd.	210,765	242,236
BT Group plc	856,999	2,514,218
CenturyLink, Inc. (b)	54,613	1,157,796
Deutsche Telekom AG	338,691	5,457,960
Elisa Oyj	14,454	613,044
HKT Trust & HKT, Ltd.	381,000	523,791
Iliad S.A.	2,696	351,911
Koninklijke KPN NV	341,664	901,132
Nippon Telegraph & Telephone Corp.	70,300	3,175,645
Orange S.A.	202,730	3,229,553
PCCW, Ltd.	431,400	251,331
Proximus SADP	15,497	370,272
Singapore Telecommunications, Ltd.	761,400	1,794,462
Singapore Telecommunications, Ltd.	68,200	161,468
Spark New Zealand, Ltd.	184,684	495,699
Swisscom AG	2,632	1,194,456
Telecom Italia S.p.A. (a)	1,158,672	702,182
Telecom Italia S.p.A. - Risparmio Shares	606,698	325,785
Telefonica Deutschland Holding AG	74,559	315,190
Telefonica S.A.	474,848	3,742,294
Telenor ASA	76,287	1,491,223
Telia Co. AB	286,006	1,312,759
Telstra Corp., Ltd.	422,996	975,419
TPG Telecom, Ltd.	36,674	225,872
United Internet AG	12,499	591,363
Verizon Communications, Inc. (f)	230,220	12,291,446

		57,992,994

Electric Utilities—1.1%
Alliant Energy Corp.	12,844	546,769
American Electric Power Co., Inc.	27,350	1,938,568
AusNet Services	183,639	216,245
Chubu Electric Power Co., Inc.	61,620	932,079
Chugoku Electric Power Co., Inc. (The) (b)	28,245	362,937
CK Infrastructure Holdings, Ltd.	66,700	528,355
CLP Holdings, Ltd.	166,782	1,951,894
Duke Energy Corp.	39,015	3,121,980
Edison International	18,145	1,228,054

Security Description	Shares	Value

Electric Utilities—(Continued)
EDP - Energias de Portugal S.A.	260,096	$960,679
Electricite de France S.A.	59,495	1,043,797
Endesa S.A.	32,276	696,881
Enel S.p.A.	826,486	4,223,329
Entergy Corp.	10,025	813,328
Evergy, Inc.	15,086	828,523
Eversource Energy	17,565	1,079,194
Exelon Corp.	53,724	2,345,590
FirstEnergy Corp.	24,925	926,462
Fortum Oyj	45,137	1,131,412
HK Electric Investments & HK Electric Investments, Ltd.	266,300	268,759
Iberdrola S.A.	605,646	4,437,042
Kansai Electric Power Co., Inc. (The)	71,543	1,078,116
Kyushu Electric Power Co., Inc.	38,548	465,170
NextEra Energy, Inc.	26,245	4,398,662
Orsted A/S (144A)	19,223	1,305,235
PG&E Corp. (a)	28,745	1,322,557
Pinnacle West Capital Corp.	6,250	494,875
Power Assets Holdings, Ltd.	140,900	978,672
PPL Corp.	38,915	1,138,653
Red Electrica Corp. S.A.	43,986	919,280
Southern Co. (The)	56,295	2,454,462
SSE plc	103,090	1,539,033
Terna Rete Elettrica Nazionale S.p.A.	142,974	762,016
Tohoku Electric Power Co., Inc.	43,436	589,475
Tokyo Electric Power Co. Holdings, Inc. (a)	146,970	721,515
Xcel Energy, Inc.	28,310	1,336,515

		49,086,113

Electrical Equipment—0.6%
ABB, Ltd.	187,273	4,431,369
AMETEK, Inc.	12,867	1,018,037
Eaton Corp. plc	24,338	2,110,835
Emerson Electric Co.	35,095	2,687,575
Fuji Electric Co., Ltd.	12,137	486,152
Legrand S.A.	27,033	1,968,450
Mabuchi Motor Co., Ltd.	4,980	201,014
Melrose Industries plc	487,522	1,268,304
Mitsubishi Electric Corp.	185,463	2,540,573
Nidec Corp.	22,723	3,269,781
OSRAM Licht AG	10,107	401,831
Prysmian S.p.A.	21,226	492,796
Rockwell Automation, Inc.	7,045	1,321,078
Schneider Electric SE	54,592	4,392,068
Siemens Gamesa Renewable Energy S.A. (a)	24,316	306,930
Vestas Wind Systems A/S	20,804	1,405,151

		28,301,944

Electronic Equipment, Instruments & Components—0.6%
Alps Electric Co., Ltd.	19,134	486,108
Amphenol Corp. - Class A	16,770	1,576,715
Corning, Inc. (b)	46,240	1,632,272
FLIR Systems, Inc.	7,605	467,479
Hamamatsu Photonics KK	14,471	576,295
Hexagon AB - B Shares	26,270	1,538,268
Hirose Electric Co., Ltd.	3,262	355,944

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hitachi High-Technologies Corp.	7,044	$242,701
Hitachi, Ltd.	98,232	3,338,093
Ingenico Group S.A.	6,026	457,854
IPG Photonics Corp. (a) (b)	2,081	324,782
Keyence Corp.	9,886	5,735,290
Kyocera Corp.	32,617	1,958,370
Murata Manufacturing Co., Ltd.	18,314	2,808,429
Nippon Electric Glass Co., Ltd.	8,688	273,193
Omron Corp.	19,568	826,630
Shimadzu Corp.	22,564	706,539
TDK Corp.	13,169	1,436,652
TE Connectivity, Ltd.	19,500	1,714,635
Venture Corp., Ltd.	27,800	358,255
Yaskawa Electric Corp. (b)	24,391	723,538
Yokogawa Electric Corp.	23,255	491,973

		28,030,015

Energy Equipment & Services—0.2%
Baker Hughes a GE Co.	23,125	782,319
Halliburton Co.	48,750	1,975,838
Helmerich & Payne, Inc.	6,005	412,964
John Wood Group plc	68,866	692,569
National Oilwell Varco, Inc. (b)	21,205	913,511
Schlumberger, Ltd.	77,137	4,699,186
TechnipFMC plc	24,136	754,250
Tenaris S.A.	47,985	804,956

		11,035,593

Entertainment—0.8%
Activision Blizzard, Inc. (b)	42,404	3,527,589
DeNA Co., Ltd.	10,626	187,694
Electronic Arts, Inc. (a)	17,080	2,057,969
Konami Holdings Corp.	9,497	372,033
Netflix, Inc. (a)	24,281	9,084,251
Nexon Co., Ltd. (a)	44,749	585,059
Nintendo Co., Ltd.	11,517	4,203,619
Take-Two Interactive Software, Inc. (a)	6,327	873,063
Toho Co., Ltd.	11,561	362,796
Twenty-First Century Fox, Inc. - Class A	58,658	2,717,625
Twenty-First Century Fox, Inc. - Class B	24,425	1,119,153
UBISOFT Entertainment S.A. (a)	7,952	860,553
Viacom, Inc. - Class B	19,570	660,683
Vivendi S.A.	105,361	2,708,879
Walt Disney Co. (The)	82,785	9,680,878

		39,001,844

Equity Real Estate Investment Trusts—4.0%
Acadia Realty Trust	8,855	248,206
Activia Properties, Inc.	70	303,114
Advance Residence Investment Corp.	140	357,578
Aedifica S.A.	2,027	182,789
AEON REIT Investment Corp.	164	176,243
Agree Realty Corp.	3,350	177,952
Alexander’s, Inc.	234	80,332
Alexandria Real Estate Equities, Inc.	17,391	2,187,614
Allied Properties Real Estate Investment Trust	11,170	372,722

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Alstria Office REIT-AG	17,600	$261,153
American Assets Trust, Inc.	4,250	158,483
American Campus Communities, Inc.	15,127	622,627
American Homes 4 Rent Trust - Class A	28,674	627,674
American Tower Corp.	24,645	3,580,918
Americold Realty Trust (b)	9,500	237,690
Apartment Investment & Management Co. - Class A	26,065	1,150,248
Apple Hospitality REIT, Inc.	24,050	420,634
Artis Real Estate Investment Trust	15,200	138,273
Ascendas Real Estate Investment Trust	517,748	998,552
Ashford Hospitality Trust, Inc.	9,350	59,747
Assura plc	260,945	183,994
AvalonBay Communities, Inc.	23,088	4,182,391
Befimmo S.A.	2,150	122,872
Beni Stabili S.p.A. SIIQ	113,394	99,032
Big Yellow Group plc	16,200	193,734
Boardwalk Real Estate Investment Trust	4,250	165,078
Boston Properties, Inc.	25,812	3,177,199
Brandywine Realty Trust	19,476	306,163
British Land Co. plc (The)	204,008	1,638,917
Brixmor Property Group, Inc.	33,477	586,182
Brookfield Property REIT, Inc. Class A	17,323	362,570
BWP Trust	54,168	130,470
Camden Property Trust	9,866	923,162
Canadian Apartment Properties REIT	16,000	590,748
Capital & Regional plc	60,450	33,848
CapitaLand Commercial Trust, Ltd.	516,084	671,876
CapitaLand Mall Trust	506,137	824,163
CareTrust REIT, Inc.	8,850	156,734
CBL & Associates Properties, Inc. (b)	18,699	74,609
CDL Hospitality Trusts	86,732	101,633
Champion REIT	217,406	152,217
Charter Hall Retail REIT	37,223	114,093
Chatham Lodging Trust	4,950	103,406
Chesapeake Lodging Trust	6,557	210,283
Choice Properties Real Estate Investment Trust	25,368	237,055
Civitas Social Housing plc	38,950	55,843
Cofinimmo S.A.	2,295	286,176
Colony Capital, Inc. (b)	54,050	329,164
Columbia Property Trust, Inc.	13,100	309,684
Comforia Residential REIT, Inc.	59	138,842
Cominar Real Estate Investment Trust	20,181	182,178
Corporate Office Properties Trust	11,450	341,553
Cousins Properties, Inc.	46,408	412,567
Covivio	7,415	772,377
Crombie Real Estate Investment Trust	9,750	98,206
Cromwell Property Group	166,969	129,141
Crown Castle International Corp.	23,110	2,572,836
CubeSmart	20,577	587,062
Custodian REIT plc	39,713	62,632
CyrusOne, Inc.	10,900	691,060
Daiwa House REIT Investment Co.	370	846,349
Daiwa Office Investment Corp.	31	186,872
DDR Corp. (b)	16,925	226,626
Derwent London plc	11,150	415,006
Dexus	216,733	1,653,922
DiamondRock Hospitality Co.	22,850	266,659

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Digital Realty Trust, Inc.	34,401	$3,869,424
Douglas Emmett, Inc.	17,840	672,925
Dream Global Real Estate Investment Trust	19,900	228,789
Dream Office Real Estate Investment Trust	5,550	103,940
Duke Realty Corp.	59,426	1,685,916
Easterly Government Properties, Inc.	6,675	129,295
EastGroup Properties, Inc.	3,879	370,910
Empire State Realty Trust, Inc. - Class A	15,179	252,123
Empiric Student Property plc	65,253	81,888
EPR Properties	8,197	560,757
Equinix, Inc.	4,417	1,912,075
Equity Commonwealth (a)	13,050	418,774
Equity Lifestyle Properties, Inc.	9,408	907,402
Equity Residential	60,383	4,000,978
Essex Property Trust, Inc.	11,049	2,725,899
Eurocommercial Properties NV	5,300	194,081
Extra Space Storage, Inc.	20,544	1,779,932
Federal Realty Investment Trust	12,191	1,541,796
First Industrial Realty Trust, Inc.	13,750	431,750
Forest City Realty Trust, Inc. - Class A	23,650	593,378
Fortune Real Estate Investment Trust	147,680	175,244
Four Corners Property Trust, Inc.	7,450	191,391
Franklin Street Properties Corp.	11,500	91,885
Frontier Real Estate Investment Corp.	49	190,783
Fukuoka REIT Corp.	80	123,782
Gaming and Leisure Properties, Inc.	22,396	789,459
GCP Student Living plc	42,854	83,112
Gecina S.A.	10,420	1,739,854
Getty Realty Corp.	3,615	103,244
Global Net Lease, Inc.	7,900	164,715
GLP J-REIT	376	365,376
Goodman Group	361,563	2,715,926
Government Properties Income Trust	10,885	122,892
GPT Group (The)	384,460	1,443,680
Gramercy Property Trust	17,706	485,853
Granite Real Estate Investment Trust	5,150	221,167
Great Portland Estates plc	31,280	272,777
Green REIT plc	76,601	134,078
H&R Real Estate Investment Trust	31,815	489,424
Hamborner REIT AG	8,450	89,272
Hammerson plc	169,086	1,005,764
Hansteen Holdings plc	44,771	56,559
HCP, Inc.	78,392	2,063,277
Healthcare Realty Trust, Inc.	13,660	399,692
Healthcare Trust of America, Inc. - Class A (b)	22,875	610,076
Hersha Hospitality Trust	3,912	88,685
Hibernia REIT plc	77,166	127,222
Highwoods Properties, Inc.	11,300	534,038
Hospitality Properties Trust	18,050	520,562
Host Hotels & Resorts, Inc.	122,630	2,587,493
Hudson Pacific Properties, Inc.	17,113	559,937
Hulic REIT, Inc.	109	158,735
Icade	6,946	643,645
Immobiliare Grande Distribuzione SIIQ S.p.A.	5,359	41,178
Independence Realty Trust, Inc.	9,600	101,088
Industrial & Infrastructure Fund Investment Corp.	173	174,476
Inmobiliaria Colonial Socimi S.A.	33,734	350,288

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
InterRent Real Estate Investment Trust	10,900	$99,156
Intervest Offices & Warehouses NV	1,850	49,187
Intu Properties plc	98,611	199,387
Invesco Office J-REIT, Inc.	933	133,123
Investa Office Fund	60,713	242,256
Investors Real Estate Trust	13,213	79,014
Invincible Investment Corp.	508	212,357
Invitation Homes, Inc.	33,149	759,444
Irish Residential Properties REIT plc	40,497	69,475
Iron Mountain, Inc.	15,649	540,203
Japan Excellent, Inc.	133	176,295
Japan Hotel REIT Investment Corp.	446	324,609
Japan Logistics Fund, Inc.	97	190,807
Japan Prime Realty Investment Corp.	180	641,630
Japan Real Estate Investment Corp.	279	1,463,523
Japan Rental Housing Investments, Inc.	166	131,195
Japan Retail Fund Investment Corp.	561	1,017,620
JBG SMITH Properties	11,625	428,149
Kenedix Office Investment Corp.	42	267,991
Kenedix Residential Next Investment Corp.	95	145,406
Kenedix Retail REIT Corp.	57	122,048
Keppel REIT	218,532	190,255
Killam Apartment Real Estate Investment Trust	9,350	116,762
Kilroy Realty Corp.	10,763	771,599
Kimco Realty Corp. (b)	68,842	1,152,415
Kite Realty Group Trust	9,112	151,715
Kiwi Property Group, Ltd.	158,220	145,781
Klepierre	43,008	1,523,728
Land Securities Group plc	154,691	1,779,626
Lar Espana Real Estate Socimi S.A.	7,450	75,858
LaSalle Hotel Properties	12,200	421,998
Lexington Realty Trust	23,750	197,125
Liberty Property Trust	16,386	692,308
Life Storage, Inc.	5,116	486,839
Link REIT	459,641	4,522,379
LondonMetric Property plc	71,526	165,634
LTC Properties, Inc.	4,350	191,878
LXI REIT plc (b)	18,402	27,834
Macerich Co. (The)	21,176	1,170,821
Mack-Cali Realty Corp.	9,957	211,686
Mapletree Commercial Trust	212,241	249,964
Mapletree Industrial Trust	146,207	211,706
Mapletree Logistics Trust	228,094	205,216
MCUBS MidCity Investment Corp.	169	128,515
Medical Properties Trust, Inc. (b)	40,289	600,709
Mercialys S.A.	4,550	73,368
Merlin Properties Socimi S.A.	37,138	503,473
Mid-America Apartment Communities, Inc.	18,953	1,898,712
Mirvac Group	790,151	1,376,371
Monmouth Real Estate Investment Corp.	8,500	142,120
Montea SCA	900	58,887
Mori Hills REIT Investment Corp.	171	217,434
Mori Trust Sogo REIT, Inc.	110	156,843
National Health Investors, Inc.	4,500	340,155
National Retail Properties, Inc.	17,366	778,344
National Storage Affiliates Trust	6,250	159,000
New Senior Investment Group, Inc.	8,200	48,380

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
NewRiver REIT plc (London Exchange)	33,261	$111,791
Nippon Accommodations Fund, Inc.	50	222,887
Nippon Building Fund, Inc.	278	1,607,555
Nippon Prologis REIT, Inc.	390	771,990
NIPPON REIT Investment Corp.	48	155,259
Nomura Real Estate Master Fund, Inc.	852	1,165,587
Northview Apartment Real Estate Investment Trust	5,250	104,216
NorthWest Healthcare Properties Real Estate Investment Trust	9,950	86,354
NSI NV	1,921	79,066
Omega Healthcare Investors, Inc. (b)	21,770	713,403
Orix JREIT, Inc.	293	457,487
Paramount Group, Inc.	23,024	347,432
Park Hotels & Resorts, Inc.	22,335	733,035
Pebblebrook Hotel Trust (b)	7,500	272,775
Pennsylvania Real Estate Investment Trust (b)	7,550	71,423
Physicians Realty Trust	20,169	340,049
Piedmont Office Realty Trust, Inc. - Class A	14,150	267,859
Premier Investment Corp.	140	147,164
Primary Health Properties plc	79,853	119,148
ProLogis, Inc.	99,306	6,731,954
PS Business Parks, Inc.	2,200	279,598
Public Storage	24,897	5,019,982
QTS Realty Trust, Inc. - Class A	5,600	238,952
Ramco-Gershenson Properties Trust	8,728	118,701
RDI REIT plc	141,249	60,750
Realty Income Corp. (b)	48,036	2,732,768
Regency Centers Corp.	25,041	1,619,401
Regional REIT, Ltd. (144A)	35,388	44,723
Retail Estates NV	727	62,358
Retail Opportunity Investments Corp. (b)	12,235	228,427
Retail Properties of America, Inc. - Class A	24,300	296,217
Retail Value, Inc. (a)	1,697	55,475
Rexford Industrial Realty, Inc.	10,000	319,600
RioCan Real Estate Investment Trust	34,614	661,382
RLJ Lodging Trust	19,195	422,866
Ryman Hospitality Properties, Inc.	4,936	425,335
Sabra Health Care REIT, Inc. (b)	19,605	453,268
Safestore Holdings plc	22,690	153,949
Saul Centers, Inc.	1,303	72,968
SBA Communications Corp. (a)	6,472	1,039,597
Scentre Group	1,110,639	3,174,158
Segro plc	214,137	1,779,087
Sekisui House REIT, Inc.	392	248,066
Select Income REIT	6,955	152,593
Senior Housing Properties Trust	26,100	458,316
Seritage Growth Properties - Class A (b)	3,600	170,964
Shaftesbury plc	25,550	301,540
Shopping Centres Australasia Property Group	83,437	145,261
Simon Property Group, Inc.	51,525	9,107,044
SL Green Realty Corp. (b)	14,238	1,388,632
Smart Real Estate Investment Trust	13,100	309,434
Spirit MTA REIT	4,726	54,444
Spirit Realty Capital, Inc.	47,507	382,906
STAG Industrial, Inc.	11,585	318,587
Stockland	518,401	1,551,499
STORE Capital Corp.	20,512	570,028
Summit Hotel Properties, Inc.	11,400	154,242

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Sun Communities, Inc.	9,271	$941,377
Sunstone Hotel Investors, Inc.	25,156	411,552
Suntec Real Estate Investment Trust	433,378	611,641
Tanger Factory Outlet Centers, Inc. (b)	10,100	231,088
Target Healthcare REIT, Ltd.	37,711	56,287
Taubman Centers, Inc.	6,600	394,878
Terreno Realty Corp.	6,350	239,395
Tier REIT, Inc.	5,550	133,755
Tokyu REIT, Inc.	98	135,337
Triple Point Social Housing REIT plc (144A) (b)	18,703	26,083
Tritax Big Box REIT plc	163,985	315,110
UDR, Inc.	44,334	1,792,424
Unibail-Rodamco-Westfield	20,920	4,201,939
Unibail-Rodamco-Westfield (a)	7,614	1,531,306
UNITE Group plc (The)	28,900	336,244
United Urban Investment Corp.	618	969,881
Universal Health Realty Income Trust	1,426	106,109
Urban Edge Properties	12,050	266,064
Urstadt Biddle Properties, Inc. - Class A	3,250	69,193
Vastned Retail NV	2,007	76,391
Ventas, Inc.	59,372	3,228,649
VEREIT, Inc.	107,714	782,004
VICI Properties, Inc.	41,180	890,312
Vicinity Centres	691,409	1,309,299
Vornado Realty Trust	28,745	2,098,385
Warehouses De Pauw SCA	1,917	252,321
Washington Prime Group, Inc.	20,631	150,606
Washington Real Estate Investment Trust	8,694	266,471
Weingarten Realty Investors	13,258	394,558
Welltower, Inc.	62,096	3,994,015
Wereldhave Belgium NV	250	25,659
Wereldhave NV	4,450	156,215
Weyerhaeuser Co.	42,092	1,358,309
Workspace Group plc	14,800	189,164
WP Carey, Inc.	11,751	755,707
Xenia Hotels & Resorts, Inc.	12,400	293,880
Xior Student Housing NV	650	30,262

		187,268,129

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	62,022	1,494,563
Carrefour S.A.	59,040	1,130,974
Casino Guichard Perrachon S.A. (b)	5,701	239,298
Colruyt S.A. (b)	6,132	346,821
Costco Wholesale Corp.	24,495	5,753,386
Dairy Farm International Holdings, Ltd.	34,300	308,638
FamilyMart UNY Holdings Co., Ltd.	7,726	802,282
ICA Gruppen AB (b)	8,259	262,102
J Sainsbury plc	178,056	746,179
Jeronimo Martins SGPS S.A.	25,653	377,795
Koninklijke Ahold Delhaize NV	126,697	2,905,071
Kroger Co. (The) (b)	45,260	1,317,519
Lawson, Inc.	5,127	312,216
METRO AG	18,123	283,962
Seven & i Holdings Co., Ltd.	76,566	3,410,262
Sundrug Co., Ltd.	7,549	269,247
Sysco Corp.	26,645	1,951,746

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Tesco plc	988,632	$3,088,220
Tsuruha Holdings, Inc.	3,739	460,369
Walgreens Boots Alliance, Inc.	47,495	3,462,385
Walmart, Inc. (f)	80,574	7,566,704
Wesfarmers, Ltd.	115,218	4,150,686
WM Morrison Supermarkets plc	227,421	768,542
Woolworths Group, Ltd.	132,585	2,683,932

		44,092,899

Food Products—1.3%
a2 Milk Co., Ltd. (a)	74,336	554,322
Ajinomoto Co., Inc.	46,489	797,832
Archer-Daniels-Midland Co.	31,155	1,566,162
Associated British Foods plc	36,202	1,080,288
Barry Callebaut AG	224	424,036
Calbee, Inc. (b)	8,224	270,527
Campbell Soup Co. (b)	10,690	391,575
Chocoladefabriken Lindt & Spruengli AG	11	901,985
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	107	749,814
Conagra Brands, Inc. (b)	21,840	741,905
Danone S.A.	61,340	4,748,733
General Mills, Inc.	32,960	1,414,643
Golden Agri-Resources, Ltd.	652,200	119,170
Hershey Co. (The)	7,765	792,030
Hormel Foods Corp. (b)	15,010	591,394
J.M. Smucker Co. (The) (b)	6,285	644,904
Kellogg Co.	13,855	970,127
Kerry Group plc - Class A	16,113	1,781,114
Kikkoman Corp.	14,965	890,550
Kraft Heinz Co. (The)	33,223	1,830,920
Marine Harvest ASA	42,338	980,802
McCormick & Co., Inc.	6,770	891,947
MEIJI Holdings Co., Ltd.	12,413	833,654
Mondelez International, Inc. - Class A	82,160	3,529,594
Nestle S.A.	316,249	26,345,465
NH Foods, Ltd.	9,279	342,584
Nisshin Seifun Group, Inc.	20,155	441,772
Nissin Foods Holdings Co., Ltd.	5,981	411,108
Orkla ASA	82,832	699,781
Toyo Suisan Kaisha, Ltd.	9,070	351,669
Tyson Foods, Inc. - Class A	16,550	985,221
WH Group, Ltd. (144A)	894,600	630,031
Wilmar International, Ltd.	195,139	458,981
Yakult Honsha Co., Ltd.	11,298	925,627
Yamazaki Baking Co., Ltd.	12,311	246,439

		59,336,706

Gas Utilities—0.1%
APA Group	119,893	867,278
Hong Kong & China Gas Co., Ltd.	938,022	1,856,513
Naturgy Energy Group S.A.	35,591	971,465
Osaka Gas Co., Ltd.	38,108	743,321
Toho Gas Co., Ltd.	7,609	289,523
Tokyo Gas Co., Ltd.	39,566	972,568

		5,700,668

Security Description	Shares	Value

Health Care Equipment & Supplies—1.4%
Abbott Laboratories (b)	97,670	$7,165,071
ABIOMED, Inc. (a)	2,372	1,066,807
Align Technology, Inc. (a)	4,099	1,603,611
Baxter International, Inc.	27,400	2,112,266
Becton Dickinson & Co.	14,957	3,903,777
BioMerieux	4,227	352,159
Boston Scientific Corp. (a)	76,880	2,959,880
Cochlear, Ltd.	5,848	852,939
Coloplast A/S - Class B	12,072	1,233,672
ConvaTec Group plc (144A)	137,426	415,907
Cooper Cos., Inc. (The) (b)	2,776	769,368
CYBERDYNE, Inc. (a) (b)	11,165	88,166
Danaher Corp.	34,260	3,722,692
DENTSPLY SIRONA, Inc.	12,607	475,788
Edwards Lifesciences Corp. (a)	11,760	2,047,416
Essilor International Cie Generale d’Optique S.A.	21,154	3,128,037
Fisher & Paykel Healthcare Corp., Ltd.	58,046	579,081
Hologic, Inc. (a)	15,163	621,380
Hoya Corp.	38,825	2,304,881
IDEXX Laboratories, Inc. (a)	4,891	1,221,087
Intuitive Surgical, Inc. (a)	6,360	3,650,640
Koninklijke Philips NV	95,613	4,354,627
Medtronic plc	75,479	7,424,869
Olympus Corp.	29,600	1,155,617
ResMed, Inc.	7,983	920,759
Siemens Healthineers AG (144A) (a)	15,243	670,308
Smith & Nephew plc	88,911	1,620,328
Sonova Holding AG	5,643	1,122,751
Straumann Holding AG	1,049	788,504
Stryker Corp.	17,870	3,175,142
Sysmex Corp.	16,980	1,463,296
Terumo Corp.	30,872	1,829,058
Varian Medical Systems, Inc. (a) (b)	5,125	573,641
William Demant Holding A/S (a)	10,526	395,281
Zimmer Biomet Holdings, Inc.	11,335	1,490,212

		67,259,018

Health Care Providers & Services—1.2%
Aetna, Inc.	18,244	3,700,795
Alfresa Holdings Corp.	19,124	511,771
AmerisourceBergen Corp.	8,985	828,597
Anthem, Inc.	14,280	3,913,434
Cardinal Health, Inc.	17,230	930,420
Centene Corp. (a)	11,409	1,651,795
Chartwell Retirement Residences	23,450	265,790
Cigna Corp.	13,525	2,816,581
CVS Health Corp. (b)	56,615	4,456,733
DaVita, Inc. (a)	7,730	553,700
Envision Healthcare Corp. (a)	6,719	307,260
Express Scripts Holding Co. (a)	31,314	2,975,143
Fresenius Medical Care AG & Co. KGaA	21,917	2,253,928
Fresenius SE & Co. KGaA	42,276	3,104,093
HCA Healthcare, Inc.	15,569	2,165,959
Healthscope, Ltd.	176,625	267,791
Henry Schein, Inc. (a)	8,506	723,265
Humana, Inc.	7,700	2,606,604

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Laboratory Corp. of America Holdings (a)	5,725	$994,318
McKesson Corp.	11,255	1,492,976
Mediclinic International plc	37,102	207,221
Medipal Holdings Corp.	17,450	364,209
NMC Health plc	10,566	467,169
Quest Diagnostics, Inc.	7,505	809,865
Ramsay Health Care, Ltd.	14,375	570,685
Ryman Healthcare, Ltd.	40,260	373,553
Sonic Healthcare, Ltd.	40,812	737,217
Suzuken Co., Ltd.	7,394	350,754
UnitedHealth Group, Inc.	53,600	14,259,744
Universal Health Services, Inc. - Class B	4,900	626,416
WellCare Health Plans, Inc. (a)	2,755	882,950

		56,170,736

Health Care Technology—0.0%
Cerner Corp. (a)	17,560	1,131,039
M3, Inc.	42,786	970,149

		2,101,188

Hotels, Restaurants & Leisure—0.9%
Accor S.A.	19,111	979,716
Aristocrat Leisure, Ltd.	58,398	1,193,902
Carnival Corp.	22,620	1,442,477
Carnival plc	18,482	1,147,945
Chipotle Mexican Grill, Inc. (a)	1,415	643,146
Compass Group plc	160,907	3,577,740
Crown Resorts, Ltd.	38,133	376,411
Darden Restaurants, Inc.	6,875	764,431
Domino’s Pizza Enterprises, Ltd.	6,298	243,008
Flight Centre Travel Group, Ltd.	5,705	218,337
Galaxy Entertainment Group, Ltd.	241,071	1,509,350
Genting Singapore, Ltd.	608,600	471,088
GVC Holdings plc	56,133	671,966
Hilton Worldwide Holdings, Inc.	15,508	1,252,736
InterContinental Hotels Group plc	18,341	1,141,633
Marriott International, Inc. - Class A	16,507	2,179,419
McDonald’s Corp.	43,740	7,317,265
McDonald’s Holdings Co. Japan, Ltd.	6,793	298,047
Melco Resorts & Entertainment, Ltd. (ADR)	25,039	529,575
Merlin Entertainments plc (144A)	71,834	374,557
MGM China Holdings, Ltd.	95,500	149,626
MGM Resorts International	27,904	778,801
Norwegian Cruise Line Holdings, Ltd. (a)	11,427	656,253
Oriental Land Co., Ltd.	20,327	2,125,691
Paddy Power Betfair plc	8,597	733,583
Pandox AB	8,336	149,253
Royal Caribbean Cruises, Ltd.	9,414	1,223,255
Sands China, Ltd.	246,135	1,101,986
Shangri-La Asia, Ltd.	127,400	189,347
SJM Holdings, Ltd.	201,156	183,398
Sodexo S.A.	9,197	974,136
Starbucks Corp. (b)	76,860	4,368,722
Tabcorp Holdings, Ltd.	194,081	681,497
TUI AG	44,766	857,923
Whitbread plc	18,640	1,145,345

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wynn Macau, Ltd.	158,378	$359,094
Wynn Resorts, Ltd.	4,750	603,535
Yum! Brands, Inc.	17,940	1,630,925

		44,245,119

Household Durables—0.5%
Barratt Developments plc	102,891	759,906
Berkeley Group Holdings plc	13,038	624,802
Casio Computer Co., Ltd. (b)	19,553	319,628
D.R. Horton, Inc.	19,050	803,529
Electrolux AB - Series B	24,447	537,761
Garmin, Ltd.	6,170	432,208
Husqvarna AB - B Shares	41,951	356,742
Iida Group Holdings Co., Ltd.	14,818	263,621
Leggett & Platt, Inc. (b)	7,280	318,791
Lennar Corp. - Class A	15,195	709,455
Mohawk Industries, Inc. (a)	3,560	624,246
Newell Brands, Inc. (b)	26,995	547,998
Nikon Corp.	32,589	612,339
Panasonic Corp.	224,345	2,613,876
Persimmon plc	31,389	966,690
PulteGroup, Inc.	14,580	361,147
Rinnai Corp.	3,430	261,014
SEB S.A.	2,301	391,441
Sekisui Chemical Co., Ltd.	38,145	703,839
Sekisui House, Ltd.	63,167	963,330
Sharp Corp.	17,723	359,805
Sony Corp.	128,630	7,888,576
Taylor Wimpey plc	332,912	744,031
Techtronic Industries Co., Ltd.	139,800	893,207
Whirlpool Corp.	3,630	431,063

		23,489,045

Household Products—0.6%
Church & Dwight Co., Inc. (b)	13,602	807,551
Clorox Co. (The)	7,215	1,085,208
Colgate-Palmolive Co.	48,550	3,250,423
Essity AB - Class B	61,615	1,547,480
Henkel AG & Co. KGaA	10,560	1,121,530
Kimberly-Clark Corp.	19,435	2,208,593
Lion Corp.	22,851	507,607
Procter & Gamble Co. (The) (f)	140,106	11,661,022
Reckitt Benckiser Group plc	67,943	6,206,885
Unicharm Corp.	41,007	1,354,451

		29,750,750

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	36,785	514,990
Electric Power Development Co., Ltd.	14,932	413,237
Meridian Energy, Ltd.	128,932	280,756
NRG Energy, Inc.	16,605	621,027
Uniper SE	20,453	628,938

		2,458,948

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.9%
3M Co. (b)	33,145	$6,983,983
CK Hutchison Holdings, Ltd.	274,346	3,145,628
DCC plc	9,067	822,166
General Electric Co. (f)	483,872	5,462,915
Honeywell International, Inc.	41,660	6,932,224
Jardine Matheson Holdings, Ltd.	22,200	1,392,920
Jardine Strategic Holdings, Ltd.	22,500	816,690
Keihan Holdings Co., Ltd.	9,832	375,541
Keppel Corp., Ltd.	147,800	752,144
NWS Holdings, Ltd.	158,300	313,001
Roper Technologies, Inc.	5,790	1,715,056
Seibu Holdings, Inc.	22,691	408,079
Sembcorp Industries, Ltd.	99,900	225,456
Siemens AG	77,737	9,953,752
Smiths Group plc	40,215	783,828
Toshiba Corp. (a)	66,261	1,915,191

		41,998,574

Insurance—2.4%
Admiral Group plc	20,432	553,471
Aegon NV	181,010	1,174,170
Aflac, Inc.	43,070	2,027,305
Ageas	19,151	1,029,300
AIA Group, Ltd.	1,226,973	10,962,670
Allianz SE	44,737	9,965,956
Allstate Corp. (The)	19,565	1,931,066
American International Group, Inc.	49,971	2,660,456
Aon plc	13,580	2,088,332
Arthur J. Gallagher & Co.	10,142	754,971
Assicurazioni Generali S.p.A.	119,030	2,052,288
Assurant, Inc.	2,905	313,595
Aviva plc	407,813	2,598,172
AXA S.A.	197,156	5,293,255
Baloise Holding AG	4,959	755,604
Brighthouse Financial, Inc. (a) (g)	6,579	291,055
Chubb, Ltd.	25,967	3,470,230
Cincinnati Financial Corp. (b)	8,310	638,291
CNP Assurances	17,489	421,198
Dai-ichi Life Holdings, Inc.	109,566	2,280,957
Direct Line Insurance Group plc	139,723	589,282
Everest Re Group, Ltd.	2,328	531,878
Gjensidige Forsikring ASA	20,130	339,302
Hannover Rueck SE	6,128	865,579
Hartford Financial Services Group, Inc. (The)	19,940	996,202
Insurance Australia Group, Ltd.	240,580	1,272,760
Japan Post Holdings Co., Ltd.	160,046	1,904,363
Legal & General Group plc	605,492	2,066,764
Lincoln National Corp.	12,140	821,392
Loews Corp.	14,540	730,344
Mapfre S.A. (b)	108,200	337,581
Marsh & McLennan Cos., Inc.	28,250	2,336,840
Medibank Private, Ltd.	279,853	588,625
MetLife, Inc.	56,575	2,643,184
MS&AD Insurance Group Holdings, Inc.	48,231	1,605,880
Muenchener Rueckversicherungs-Gesellschaft AG	15,754	3,489,226
NN Group NV	31,164	1,388,270

Security Description	Shares	Value

Insurance—(Continued)
Poste Italiane S.p.A. (144A)	52,584	$420,165
Principal Financial Group, Inc.	14,775	865,667
Progressive Corp. (The)	32,405	2,302,051
Prudential Financial, Inc.	23,430	2,373,928
Prudential plc	262,908	6,028,771
QBE Insurance Group, Ltd.	138,158	1,110,400
RSA Insurance Group plc	103,940	778,264
Sampo Oyj - A Shares	45,097	2,333,250
SCOR SE	16,714	775,767
Sompo Holdings, Inc.	33,766	1,438,020
Sony Financial Holdings, Inc.	17,784	391,998
Suncorp Group, Ltd.	131,697	1,372,081
Swiss Life Holding AG (a)	3,478	1,316,909
Swiss Re AG	31,960	2,947,421
T&D Holdings, Inc.	56,575	933,562
Tokio Marine Holdings, Inc.	68,411	3,394,638
Torchmark Corp.	5,855	507,570
Travelers Cos., Inc. (The)	15,080	1,956,027
Tryg A/S	12,381	308,146
Unum Group	12,295	480,366
Willis Towers Watson plc	7,367	1,038,305
Zurich Insurance Group AG	15,380	4,856,517

		111,699,637

Interactive Media & Services—1.4%
Alphabet, Inc. - Class A (a) (f)	16,690	20,146,165
Alphabet, Inc. - Class C (a) (f)	16,916	20,188,738
Auto Trader Group plc (144A)	96,767	563,265
Facebook, Inc. - Class A (a)	133,696	21,987,644
Kakaku.com, Inc.	13,830	270,519
LINE Corp. (a) (b)	7,272	306,914
REA Group, Ltd.	5,379	333,996
TripAdvisor, Inc. (a)	5,955	304,122
Twitter, Inc. (a)	36,476	1,038,107
Yahoo Japan Corp. (b)	303,342	1,091,915

		66,231,385

Internet & Direct Marketing Retail—1.2%
Amazon.com, Inc. (a)	23,024	46,117,072
Booking Holdings, Inc. (a)	2,695	5,346,880
Delivery Hero AG (144A) (a)	9,347	449,260
eBay, Inc. (a)	51,475	1,699,704
Expedia Group, Inc. (b)	6,735	878,783
Rakuten, Inc.	87,466	670,327
Start Today Co., Ltd.	20,585	623,208
Zalando SE (144A) (a)	11,313	439,770

		56,225,004

IT Services—1.7%
Accenture plc - Class A	35,795	6,092,309
Akamai Technologies, Inc. (a)	9,460	691,999
Alliance Data Systems Corp.	2,700	637,632
Amadeus IT Group S.A.	44,592	4,137,932
Atos SE	9,644	1,146,147
Automatic Data Processing, Inc.	24,595	3,705,483

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Broadridge Financial Solutions, Inc.	6,558	$865,328
Capgemini SE	16,265	2,047,007
Cognizant Technology Solutions Corp. - Class A	32,650	2,518,947
Computershare, Ltd.	46,897	673,702
DXC Technology Co.	17,228	1,611,163
Fidelity National Information Services, Inc.	18,385	2,005,252
Fiserv, Inc. (a)	22,770	1,875,793
FleetCor Technologies, Inc. (a) (b)	5,023	1,144,440
Fujitsu, Ltd.	19,983	1,423,285
Gartner, Inc. (a) (b)	5,109	809,776
Global Payments, Inc.	8,837	1,125,834
International Business Machines Corp. (f)	51,294	7,756,166
MasterCard, Inc. - Class A	51,100	11,375,371
Nomura Research Institute, Ltd.	11,478	579,297
NTT Data Corp.	64,133	888,078
Obic Co., Ltd.	6,579	621,983
Otsuka Corp.	10,642	397,207
Paychex, Inc.	17,765	1,308,392
PayPal Holdings, Inc. (a)	62,175	5,461,452
Total System Services, Inc.	9,195	907,914
VeriSign, Inc. (a)	5,385	862,246
Visa, Inc. - Class A (b)	99,510	14,935,456
Western Union Co. (The) (b)	25,620	488,317
Wirecard AG	11,929	2,583,391

		80,677,299

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	20,303	788,909
Hasbro, Inc. (b)	6,345	666,986
Mattel, Inc. (a) (b)	19,145	300,577
Sankyo Co., Ltd.	4,604	180,146
Sega Sammy Holdings, Inc.	17,418	256,837
Shimano, Inc.	7,538	1,214,911
Yamaha Corp.	14,031	743,388

		4,151,754

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	17,735	1,251,027
Eurofins Scientific SE	1,163	659,296
Illumina, Inc. (a) (b)	8,219	3,016,866
IQVIA Holdings, Inc. (a)	9,021	1,170,385
Lonza Group AG (a)	7,568	2,580,726
Mettler-Toledo International, Inc. (a)	1,489	906,771
PerkinElmer, Inc.	6,090	592,374
QIAGEN NV (a)	23,193	877,829
Thermo Fisher Scientific, Inc.	22,430	5,474,715
Waters Corp. (a)	4,390	854,645

		17,384,634

Machinery—1.3%
Alfa Laval AB	29,837	807,967
Alstom S.A. (b)	15,802	705,568
Amada Holdings Co., Ltd.	34,252	365,425
Andritz AG	7,428	433,361
Atlas Copco AB - A Shares	68,238	1,964,428
Atlas Copco AB - B Shares	39,653	1,056,881

Security Description	Shares	Value

Machinery—(Continued)
Caterpillar, Inc.	33,285	$5,075,630
CNH Industrial NV	103,929	1,246,511
Cummins, Inc.	8,595	1,255,472
Daifuku Co., Ltd. (b)	10,293	524,721
Deere & Co.	18,115	2,723,228
Dover Corp.	8,600	761,358
Epiroc AB - Class A (a)	68,238	762,362
Epiroc AB - Class B (a)	39,653	408,089
FANUC Corp.	19,700	3,715,020
Flowserve Corp.	7,280	398,143
Fortive Corp.	17,030	1,433,926
GEA Group AG	17,605	627,108
Hino Motors, Ltd.	26,024	285,012
Hitachi Construction Machinery Co., Ltd.	10,967	366,762
Hoshizaki Corp.	5,519	571,327
IHI Corp.	14,932	565,744
Illinois Tool Works, Inc. (b)	17,000	2,399,040
Ingersoll-Rand plc	13,765	1,408,159
JTEKT Corp.	20,930	306,324
Kawasaki Heavy Industries, Ltd.	14,432	407,079
KION Group AG	7,200	442,555
Komatsu, Ltd.	93,830	2,855,217
Kone Oyj - Class B	34,370	1,834,912
Kubota Corp.	100,318	1,697,494
Kurita Water Industries, Ltd.	10,116	294,504
Makita Corp.	22,764	1,140,335
MAN SE	3,594	390,814
Metso Oyj	10,695	377,876
Minebea Mitsumi, Inc.	39,059	708,417
MISUMI Group, Inc.	28,798	744,528
Mitsubishi Heavy Industries, Ltd.	30,854	1,191,542
Nabtesco Corp.	11,492	305,548
NGK Insulators, Ltd.	26,649	439,634
NSK, Ltd.	36,411	417,380
PACCAR, Inc.	19,595	1,336,183
Parker-Hannifin Corp.	7,435	1,367,520
Pentair plc (b)	8,973	388,980
Sandvik AB	114,720	2,036,085
Schindler Holding AG	2,051	494,438
Schindler Holding AG (Participation Certificate)	4,138	1,030,294
SKF AB - B Shares	38,438	757,492
SMC Corp.	5,819	1,862,840
Snap-on, Inc. (b)	3,210	589,356
Stanley Black & Decker, Inc.	8,640	1,265,242
Sumitomo Heavy Industries, Ltd.	11,241	401,162
THK Co., Ltd.	12,269	312,410
Volvo AB - B Shares	159,134	2,810,383
Wartsila Oyj Abp	45,097	879,072
Weir Group plc (The)	24,481	562,502
Xylem, Inc.	9,940	793,908
Yangzijiang Shipbuilding Holdings, Ltd.	235,990	213,286

		60,516,554

Marine—0.1%
AP Moller - Maersk A/S - Class A	383	502,072
AP Moller - Maersk A/S - Class B	665	933,298
Kuehne & Nagel International AG	5,488	868,714

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—(Continued)
Mitsui OSK Lines, Ltd.	11,725	$342,073
Nippon Yusen KK	15,552	292,494

		2,938,651

Media—0.7%
Axel Springer SE	4,957	333,521
CBS Corp. - Class B	18,950	1,088,677
Charter Communications, Inc. - Class A (a) (b)	10,357	3,375,139
Comcast Corp. - Class A	255,804	9,058,020
CyberAgent, Inc.	10,278	546,827
Dentsu, Inc.	21,981	1,016,651
Discovery, Inc. - Class A (a) (b)	8,650	276,800
Discovery, Inc. - Class C (a)	18,965	560,985
DISH Network Corp. - Class A (a)	12,694	453,937
Eutelsat Communications S.A.	17,831	421,084
Hakuhodo DY Holdings, Inc.	23,477	411,786
Informa plc	127,120	1,261,647
Interpublic Group of Cos., Inc. (The) (b)	21,425	489,990
ITV plc	368,145	756,750
JCDecaux S.A.	7,647	279,652
News Corp. - Class A	21,321	281,224
News Corp. - Class B	6,756	91,882
Omnicom Group, Inc. (b)	12,585	856,032
Pearson plc	79,327	918,493
ProSiebenSat.1 Media SE	23,677	614,956
Publicis Groupe S.A.	21,092	1,257,983
RTL Group S.A.	304	21,670
RTL Group S.A. (Brussels Exchange) (b)	3,657	260,003
Schibsted ASA - B Shares	10,045	348,100
SES S.A.	37,017	811,962
Singapore Press Holdings, Ltd.	162,600	341,262
Sky plc	104,809	2,361,824
Telenet Group Holding NV (a)	5,411	297,912
WPP plc	129,047	1,886,469

		30,681,238

Metals & Mining—1.0%
Alumina, Ltd.	246,378	492,101
Anglo American plc	107,050	2,397,870
Antofagasta plc	40,072	445,511
ArcelorMittal	67,498	2,092,940
BHP Billiton plc	214,623	4,664,061
BHP Billiton, Ltd.	326,363	8,124,028
BlueScope Steel, Ltd.	56,262	688,501
Boliden AB	27,794	773,728
Fortescue Metals Group, Ltd.	158,207	448,352
Freeport-McMoRan, Inc.	75,000	1,044,000
Fresnillo plc	22,538	240,905
Glencore plc (a)	1,172,639	5,054,902
Hitachi Metals, Ltd.	21,795	269,879
JFE Holdings, Inc.	49,950	1,140,409
Kobe Steel, Ltd.	31,172	277,169
Maruichi Steel Tube, Ltd.	5,830	190,100
Mitsubishi Materials Corp.	10,689	318,694
Newcrest Mining, Ltd.	77,986	1,091,947
Newmont Mining Corp.	29,635	894,977

Security Description	Shares	Value

Metals & Mining—(Continued)
Nippon Steel & Sumitomo Metal Corp.	77,255	$1,634,160
Norsk Hydro ASA	136,659	820,343
Nucor Corp.	17,640	1,119,258
Randgold Resources, Ltd.	9,587	679,965
Rio Tinto plc	122,113	6,160,860
Rio Tinto, Ltd.	41,909	2,373,821
South32, Ltd.	526,452	1,485,464
Sumitomo Metal Mining Co., Ltd.	23,642	829,356
ThyssenKrupp AG	44,282	1,118,639
Voestalpine AG	11,648	532,218

		47,404,158

Multi-Utilities—0.6%
AGL Energy, Ltd.	66,643	941,278
Ameren Corp.	13,560	857,263
CenterPoint Energy, Inc.	24,000	663,600
Centrica plc	569,098	1,147,951
CMS Energy Corp.	15,655	767,095
Consolidated Edison, Inc.	17,245	1,313,897
Dominion Energy, Inc. (b)	36,290	2,550,461
DTE Energy Co.	10,130	1,105,487
E.ON SE	223,669	2,280,087
Engie S.A.	185,600	2,726,267
Innogy SE (144A)	14,114	630,574
National Grid plc	342,231	3,528,876
NiSource, Inc.	18,750	467,250
Public Service Enterprise Group, Inc.	28,070	1,481,815
RWE AG	52,655	1,298,843
SCANA Corp.	7,940	308,787
Sempra Energy	14,720	1,674,400
Suez	38,006	539,661
Veolia Environnement S.A.	54,385	1,084,850
WEC Energy Group, Inc.	17,529	1,170,236

		26,538,678

Multiline Retail—0.2%
Dollar General Corp.	14,130	1,544,409
Dollar Tree, Inc. (a)	13,213	1,077,520
Don Quijote Holdings Co., Ltd.	12,057	610,158
Harvey Norman Holdings, Ltd.	55,765	141,892
Isetan Mitsukoshi Holdings, Ltd.	33,824	415,349
J Front Retailing Co., Ltd.	23,369	362,399
Kohl’s Corp. (b)	9,325	695,179
Macy’s, Inc. (b)	17,010	590,757
Marks & Spencer Group plc	165,101	620,811
Marui Group Co., Ltd. (b)	20,241	499,605
Next plc	14,580	1,043,259
Nordstrom, Inc. (b)	6,490	388,167
Ryohin Keikaku Co., Ltd.	2,426	720,778
Takashimaya Co., Ltd.	14,450	244,070
Target Corp.	29,690	2,618,955

		11,573,308

Oil, Gas & Consumable Fuels—3.5%
Aker BP ASA	10,978	465,864
Anadarko Petroleum Corp.	28,635	1,930,285

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Andeavor	7,725	$1,185,787
Apache Corp. (b)	21,195	1,010,366
BP plc	2,024,069	15,529,334
Cabot Oil & Gas Corp. (b)	25,090	565,027
Caltex Australia, Ltd.	26,503	572,808
Chevron Corp. (f)	106,500	13,022,820
Cimarex Energy Co.	5,315	493,976
Concho Resources, Inc. (a) (b)	10,605	1,619,914
ConocoPhillips	65,120	5,040,288
Devon Energy Corp.	29,120	1,163,053
Enagas S.A.	23,047	622,116
Eni S.p.A.	258,507	4,875,522
EOG Resources, Inc.	32,290	4,119,235
EQT Corp. (b)	14,010	619,662
Equinor ASA	118,192	3,331,719
Exxon Mobil Corp. (f)	235,848	20,051,797
Galp Energia SGPS S.A.	50,937	1,010,051
Hess Corp. (b)	14,570	1,042,921
HollyFrontier Corp.	9,767	682,713
Idemitsu Kosan Co., Ltd.	13,755	727,546
Inpex Corp.	104,017	1,294,683
JXTG Holdings, Inc.	330,821	2,495,098
Kinder Morgan, Inc.	105,630	1,872,820
Koninklijke Vopak NV	7,179	353,546
Lundin Petroleum AB	19,024	726,142
Marathon Oil Corp.	47,480	1,105,334
Marathon Petroleum Corp. (b)	25,710	2,056,029
Neste Oyj	13,028	1,075,799
Newfield Exploration Co. (a) (b)	11,100	320,013
Noble Energy, Inc.	26,900	839,011
Occidental Petroleum Corp.	42,645	3,504,140
Oil Search, Ltd.	139,344	905,395
OMV AG	14,966	840,129
ONEOK, Inc.	22,867	1,550,154
Origin Energy, Ltd. (a)	178,693	1,061,659
Phillips 66	23,340	2,630,885
Pioneer Natural Resources Co.	9,465	1,648,708
Repsol S.A. (b)	138,393	2,757,892
Royal Dutch Shell plc - A Shares	467,147	16,036,269
Royal Dutch Shell plc - B Shares	380,605	13,319,493
Santos, Ltd.	179,924	940,571
Showa Shell Sekiyu KK	19,163	406,058
Snam S.p.A.	231,220	961,420
Total S.A.	244,824	15,806,928
Valero Energy Corp.	24,015	2,731,706
Williams Cos., Inc. (The)	73,181	1,989,791
Woodside Petroleum, Ltd.	91,494	2,540,521

		161,452,998

Paper & Forest Products—0.1%
Mondi plc	37,318	1,021,786
OJI Holdings Corp.	87,616	636,160
Stora Enso Oyj - R Shares	55,995	1,069,450
UPM-Kymmene Oyj	54,237	2,125,034

		4,852,430

Security Description	Shares	Value

Personal Products—0.7%
Beiersdorf AG	10,243	$1,155,727
Coty, Inc. - Class A (b)	26,319	330,567
Estee Lauder Cos., Inc. (The) - Class A	12,520	1,819,406
Kao Corp.	50,301	4,062,156
Kobayashi Pharmaceutical Co., Ltd.	5,003	368,100
Kose Corp.	3,079	586,658
L’Oreal S.A.	25,603	6,164,820
Pola Orbis Holdings, Inc.	9,333	340,871
Shiseido Co., Ltd.	38,615	2,990,251
Unilever NV	156,821	8,732,437
Unilever plc	125,169	6,874,409

		33,425,402

Pharmaceuticals — 3.8%
Allergan plc	18,908	3,601,596
Astellas Pharma, Inc.	199,716	3,484,297
AstraZeneca plc	128,688	10,025,612
Bayer AG	91,339	8,113,953
Bristol-Myers Squibb Co.	91,035	5,651,453
Chugai Pharmaceutical Co., Ltd.	22,750	1,461,763
Daiichi Sankyo Co., Ltd.	57,638	2,498,903
Eisai Co., Ltd.	25,616	2,494,157
Eli Lilly & Co.	53,230	5,712,111
GlaxoSmithKline plc	503,837	10,094,335
H Lundbeck A/S	7,084	436,998
Hisamitsu Pharmaceutical Co., Inc.	5,803	444,921
Ipsen S.A.	3,829	643,217
Johnson & Johnson (f)	149,420	20,645,361
Kyowa Hakko Kirin Co., Ltd.	26,361	494,547
Merck & Co., Inc. (f)	149,835	10,629,295
Merck KGaA	13,134	1,357,150
Mitsubishi Tanabe Pharma Corp.	25,672	429,457
Mylan NV (a)	28,685	1,049,871
Nektar Therapeutics (a) (b)	8,914	543,397
Novartis AG	222,691	19,186,708
Novo Nordisk A/S - Class B	179,487	8,449,172
Ono Pharmaceutical Co., Ltd.	38,649	1,093,315
Orion Oyj - Class B	10,649	403,139
Otsuka Holdings Co., Ltd.	39,680	2,000,411
Perrigo Co. plc (b)	7,153	506,432
Pfizer, Inc.	325,906	14,362,677
Recordati S.p.A.	10,660	359,860
Roche Holding AG	71,393	17,275,629
Sanofi	114,687	10,230,048
Santen Pharmaceutical Co., Ltd.	37,186	589,547
Shionogi & Co., Ltd.	28,429	1,856,680
Sumitomo Dainippon Pharma Co., Ltd. (b)	16,265	373,468
Taisho Pharmaceutical Holdings Co., Ltd.	3,664	447,984
Takeda Pharmaceutical Co., Ltd. (b)	72,348	3,097,803
Teva Pharmaceutical Industries, Ltd. (ADR)	98,165	2,114,474
UCB S.A.	12,848	1,153,143
Vifor Pharma AG	4,624	801,622
Zoetis, Inc.	26,940	2,466,626

		176,581,132

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—0.5%
Adecco Group AG	16,523	$866,681
Bureau Veritas S.A.	26,929	694,319
Equifax, Inc.	6,715	876,778
Experian plc	93,353	2,397,548
IHS Markit, Ltd. (a)	19,760	1,066,250
Intertek Group plc	16,400	1,066,301
Nielsen Holdings plc	18,633	515,389
Persol Holdings Co., Ltd.	18,100	424,450
Randstad NV	12,105	646,090
Recruit Holdings Co., Ltd.	112,020	3,736,178
RELX plc	107,559	2,263,129
RELX plc (a)	98,159	2,062,243
Robert Half International, Inc.	6,820	479,992
Seek, Ltd.	33,857	506,091
SGS S.A.	543	1,428,429
Teleperformance SE	5,872	1,107,673
Verisk Analytics, Inc. (a)	8,601	1,036,850
Wolters Kluwer NV	29,501	1,838,446

		23,012,837

Real Estate Management & Development—1.3%
ADLER Real Estate AG	3,219	56,747
ADO Properties S.A. (144A)	3,248	194,501
Aeon Mall Co., Ltd.	23,578	405,127
Allreal Holding AG (a)	1,582	254,104
Aroundtown S.A.	71,008	631,097
Azrieli Group, Ltd.	8,426	432,414
CA Immobilien Anlagen AG	7,682	274,496
Capital & Counties Properties plc	81,653	283,211
CapitaLand, Ltd.	540,410	1,330,272
Carmila S.A.	3,400	86,642
Castellum AB (b)	30,020	537,144
Catena AB	1,800	40,331
CBRE Group, Inc. - Class A (a)	16,815	741,541
City Developments, Ltd.	93,296	620,945
Citycon Oyj	42,704	89,020
CK Asset Holdings, Ltd.	562,683	4,198,908
D Carnegie & Co. AB (a)	4,007	76,732
Daejan Holdings plc	550	41,994
Daito Trust Construction Co., Ltd.	7,421	954,535
Daiwa House Industry Co., Ltd.	57,546	1,706,201
Deutsche Euroshop AG	5,700	184,509
Deutsche Wohnen SE	75,571	3,625,079
DIC Asset AG	4,900	53,917
Dios Fastigheter AB	9,322	59,684
Entra ASA (144A)	12,168	174,891
Fabege AB	29,350	406,480
Fastighets AB Balder - B Shares (a)	10,800	299,536
First Capital Realty, Inc.	17,200	259,668
Grainger plc	45,593	178,206
Grand City Properties S.A.	12,250	317,517
Hang Lung Group, Ltd.	89,000	236,546
Hang Lung Properties, Ltd.	429,205	839,108
Helical plc	10,954	47,109
Hemfosa Fastigheter AB	17,774	245,332
Henderson Land Development Co., Ltd.	264,307	1,328,047

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Hiag Immobilien Holding AG (a)	300	$38,223
Hongkong Land Holdings, Ltd.	249,585	1,651,193
Hufvudstaden AB - A Shares	12,200	185,516
Hulic Co., Ltd.	69,482	682,000
Hysan Development Co., Ltd.	131,589	664,629
Kennedy-Wilson Holdings, Inc. (b)	13,827	297,280
Kerry Properties, Ltd.	66,200	224,580
Klovern AB - B Shares (b)	58,301	76,679
Kojamo Oyj (a)	9,655	105,540
Kungsleden AB	20,956	154,093
LEG Immobilien AG	7,050	836,958
Lend Lease Group	59,342	840,816
Mitsubishi Estate Co., Ltd.	251,613	4,279,287
Mitsui Fudosan Co., Ltd.	195,875	4,636,712
Mobimo Holding AG	676	159,752
New World Development Co., Ltd.	1,251,864	1,695,745
Nomura Real Estate Holdings, Inc.	25,807	521,025
NTT Urban Development Corp.	11,978	137,253
Phoenix Spree Deutschland, Ltd.	9,527	46,195
PSP Swiss Property AG	4,359	421,993
Sino Land Co., Ltd.	672,386	1,152,066
Sirius Real Estate, Ltd.	103,302	83,616
Sumitomo Realty & Development Co., Ltd.	84,346	3,028,683
Sun Hung Kai Properties, Ltd.	320,112	4,662,922
Swire Pacific, Ltd. - Class A	50,580	554,186
Swire Properties, Ltd.	235,009	890,197
Swiss Prime Site AG (a)	15,130	1,289,142
TAG Immobilien AG	14,050	334,405
Technopolis Oyj	15,710	85,041
TLG Immobilien AG	9,442	246,440
Tokyo Tatemono Co., Ltd.	42,721	521,110
Tokyu Fudosan Holdings Corp.	51,456	358,663
UOL Group, Ltd.	105,752	532,678
Victoria Park AB - B Shares	3,850	15,727
Vonovia SE	107,067	5,230,973
Wallenstam AB - B Shares	18,150	171,898
Wharf Holdings, Ltd. (The)	257,902	698,338
Wharf Real Estate Investment Co., Ltd.	258,726	1,669,428
Wheelock & Co., Ltd.	82,900	497,323
Wihlborgs Fastigheter AB	14,750	177,389

		61,067,285

Road & Rail—0.7%
Aurizon Holdings, Ltd.	202,744	601,667
Central Japan Railway Co.	14,654	3,051,413
ComfortDelGro Corp., Ltd.	217,700	386,484
CSX Corp.	48,770	3,611,419
DSV A/S	19,308	1,754,532
East Japan Railway Co.	31,352	2,912,923
Hankyu Hanshin Holdings, Inc.	23,256	824,837
J.B. Hunt Transport Services, Inc.	4,796	570,436
Kansas City Southern	5,690	644,563
Keikyu Corp.	22,417	408,663
Keio Corp.	10,451	572,226
Keisei Electric Railway Co., Ltd.	13,140	462,661
Kintetsu Group Holdings Co., Ltd.	17,437	701,437

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Kyushu Railway Co.	16,262	$494,701
MTR Corp., Ltd.	152,600	800,354
Nagoya Railroad Co., Ltd.	18,171	450,023
Nippon Express Co., Ltd.	7,606	498,727
Norfolk Southern Corp.	15,740	2,841,070
Odakyu Electric Railway Co., Ltd. (b)	29,957	708,829
Tobu Railway Co., Ltd.	19,673	581,756
Tokyu Corp.	50,798	929,011
Union Pacific Corp.	43,190	7,032,628
West Japan Railway Co.	16,734	1,166,725

		32,007,085

Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc. (a)	45,878	1,417,172
Analog Devices, Inc.	20,602	1,904,861
Applied Materials, Inc.	56,160	2,170,584
ASM Pacific Technology, Ltd.	30,800	313,621
ASML Holding NV	41,652	7,777,767
Broadcom, Inc.	24,259	5,985,423
Disco Corp.	2,921	488,172
Infineon Technologies AG	115,471	2,623,549
Intel Corp. (f)	259,570	12,275,065
KLA-Tencor Corp.	8,670	881,826
Lam Research Corp.	9,147	1,387,600
Microchip Technology, Inc. (b)	13,030	1,028,197
Micron Technology, Inc. (a) (b)	64,570	2,920,501
NVIDIA Corp.	33,870	9,518,147
NXP Semiconductors NV	35,614	3,044,997
Qorvo, Inc. (a)	7,023	539,999
QUALCOMM, Inc. (b)	82,605	5,950,038
Renesas Electronics Corp. (a)	84,707	529,442
Rohm Co., Ltd.	9,605	696,362
Skyworks Solutions, Inc.	10,171	922,611
STMicroelectronics NV	69,396	1,262,433
SUMCO Corp.	23,842	344,933
Texas Instruments, Inc.	54,530	5,850,524
Tokyo Electron, Ltd.	15,949	2,189,162
Xilinx, Inc.	14,080	1,128,794

		73,151,780

Software—2.2%
Adobe Systems, Inc. (a)	27,420	7,402,029
ANSYS, Inc. (a)	4,687	874,969
Autodesk, Inc. (a)	12,165	1,899,078
CA, Inc.	17,395	767,989
Cadence Design Systems, Inc. (a)	15,636	708,624
Check Point Software Technologies, Ltd. (a)	13,287	1,563,481
Citrix Systems, Inc. (a)	7,120	791,459
Dassault Systemes SE	13,169	1,965,408
Intuit, Inc.	13,595	3,091,503
Micro Focus International plc	44,304	820,935
Microsoft Corp. (f)	428,055	48,956,650
Nice, Ltd. (a)	6,191	709,590
Oracle Corp. (f)	165,960	8,556,898
Oracle Corp. Japan	3,930	316,827
Red Hat, Inc. (a)	9,935	1,353,942

Security Description	Shares	Value

Software—(Continued)
Sage Group plc (The)	110,092	$840,621
Salesforce.com, Inc. (a)	42,523	6,762,433
SAP SE	99,870	12,291,136
Symantec Corp.	34,600	736,288
Synopsys, Inc. (a)	8,272	815,702
Temenos AG (a)	6,120	991,180
Trend Micro, Inc.	12,118	779,807

		102,996,549

Specialty Retail—1.0%
ABC-Mart, Inc.	3,406	189,451
Advance Auto Parts, Inc. (b)	4,170	701,936
AutoZone, Inc. (a)	1,485	1,151,915
Best Buy Co., Inc.	13,595	1,078,899
CarMax, Inc. (a)	9,850	735,500
Dufry AG (a) (b)	3,285	369,928
Fast Retailing Co., Ltd.	5,929	3,012,691
Foot Locker, Inc. (b)	6,544	333,613
Gap, Inc. (The)	12,040	347,354
Hennes & Mauritz AB - B Shares (b)	89,057	1,643,952
Hikari Tsushin, Inc.	2,192	433,375
Home Depot, Inc. (The)	64,270	13,313,530
Industria de Diseno Textil S.A.	110,847	3,351,774
Kingfisher plc	219,569	737,893
L Brands, Inc. (b)	13,490	408,747
Lowe’s Cos., Inc.	45,770	5,255,311
Nitori Holdings Co., Ltd.	8,141	1,167,526
O’Reilly Automotive, Inc. (a)	4,565	1,585,516
Ross Stores, Inc.	21,080	2,089,028
Shimamura Co., Ltd.	2,281	216,255
Tiffany & Co.	5,670	731,260
TJX Cos., Inc. (The)	34,950	3,915,099
Tractor Supply Co.	6,785	616,621
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,229	910,965
USS Co., Ltd.	22,336	414,666
Yamada Denki Co., Ltd. (b)	62,894	318,284

		45,031,089

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc. (f)	257,851	58,207,285
Brother Industries, Ltd.	22,649	447,291
Canon, Inc.	101,650	3,217,490
FUJIFILM Holdings Corp.	39,221	1,765,993
Hewlett Packard Enterprise Co.	85,010	1,386,513
HP, Inc.	91,410	2,355,635
Konica Minolta, Inc.	45,971	488,883
NEC Corp.	26,469	731,478
NetApp, Inc.	14,870	1,277,184
Ricoh Co., Ltd. (b)	68,126	731,630
Seagate Technology plc (b)	15,960	755,706
Seiko Epson Corp.	28,444	485,260
Western Digital Corp.	16,624	973,169
Xerox Corp.	11,915	321,467

		73,144,984

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—0.9%
adidas AG	19,134	$4,685,257
Asics Corp.	16,260	241,851
Burberry Group plc	42,504	1,116,203
Cie Financiere Richemont S.A.	53,044	4,318,463
Hanesbrands, Inc. (b)	20,022	369,005
Hermes International	3,219	2,130,178
Hugo Boss AG	6,439	495,809
Kering S.A.	7,700	4,117,353
Li & Fung, Ltd.	596,700	133,420
Luxottica Group S.p.A.	17,251	1,170,764
LVMH Moet Hennessy Louis Vuitton SE	28,335	10,004,097
Michael Kors Holdings, Ltd. (a)	8,297	568,842
Moncler S.p.A.	18,181	782,313
NIKE, Inc. - Class B	71,480	6,055,786
Pandora A/S	11,433	714,698
Puma SE	844	416,469
PVH Corp.	4,308	622,075
Ralph Lauren Corp.	3,095	425,717
Swatch Group AG (The)	5,675	441,844
Swatch Group AG (The) - Bearer Shares (b)	3,134	1,244,852
Tapestry, Inc.	15,950	801,806
Under Armour, Inc. - Class A (a) (b)	10,272	217,972
Under Armour, Inc. - Class C (a) (b)	10,456	203,474
VF Corp.	18,200	1,700,790
Yue Yuen Industrial Holdings, Ltd.	75,300	209,222

		43,188,260

Tobacco—0.7%
Altria Group, Inc.	105,425	6,358,182
British American Tobacco plc	233,073	10,881,300
Imperial Brands plc	96,916	3,370,602
Japan Tobacco, Inc.	111,779	2,918,233
Philip Morris International, Inc. (f)	86,605	7,061,772
Swedish Match AB	18,474	945,201

		31,535,290

Trading Companies & Distributors—0.5%
AerCap Holdings NV (a)	13,649	785,091
Ashtead Group plc	50,247	1,594,732
Brenntag AG	15,700	969,027
Bunzl plc	34,137	1,073,012
Fastenal Co. (b)	15,950	925,419
Ferguson plc	23,953	2,031,939
ITOCHU Corp.	143,631	2,629,879
Marubeni Corp.	158,943	1,455,169
Mitsubishi Corp.	137,342	4,232,790
Mitsui & Co., Ltd.	173,429	3,081,928
Rexel S.A.	30,861	463,180
Sumitomo Corp.	114,374	1,906,986
Toyota Tsusho Corp.	21,587	815,015
Travis Perkins plc	25,617	355,246
United Rentals, Inc. (a)	4,700	768,920
WW Grainger, Inc.	2,920	1,043,637

		24,131,970

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.2%
Aena SME S.A. (144A)	6,860	$1,186,577
Aeroports de Paris	3,017	679,189
Atlantia S.p.A.	50,348	1,042,562
Auckland International Airport, Ltd.	96,461	466,771
Fraport AG Frankfurt Airport Services Worldwide	4,243	374,894
Getlink SE	47,506	606,718
Japan Airport Terminal Co., Ltd.	4,785	217,718
Kamigumi Co., Ltd.	10,925	240,809
SATS, Ltd.	68,500	261,465
Sydney Airport	112,192	559,167
Transurban Group	265,731	2,148,208

		7,784,078

Water Utilities—0.0%
American Water Works Co., Inc.	9,876	868,792
Severn Trent plc	24,009	578,195
United Utilities Group plc	69,291	635,384

		2,082,371

Wireless Telecommunication Services—0.5%
1&1 Drillisch AG	5,410	263,162
KDDI Corp.	184,034	5,084,930
Millicom International Cellular S.A.	6,736	386,639
NTT DoCoMo, Inc.	138,692	3,729,524
SoftBank Group Corp.	83,885	8,471,183
Tele2 AB - B Shares	36,801	442,190
Vodafone Group plc	2,710,605	5,811,452

		24,189,080

Total Common Stocks (Cost $2,063,683,000)		2,996,189,961

U.S. Treasury & Government Agencies—21.1%

Federal Agencies—0.6%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22 (b)	8,925,000	8,769,419
2.750%, 06/19/23	9,954,000	9,829,426
6.250%, 07/15/32 (b)	2,480,000	3,266,812
Federal National Mortgage Association
6.625%, 11/15/30	1,650,000	2,172,882
7.250%, 05/15/30	1,941,000	2,653,549

		26,692,088

U.S. Treasury—20.5%
U.S. Treasury Bonds
2.250%, 08/15/46	11,613,000	9,584,808
2.500%, 02/15/45	5,830,000	5,104,211
2.750%, 08/15/42	5,415,000	5,013,952
2.750%, 08/15/47	2,445,700	2,238,675
2.750%, 11/15/47	8,979,000	8,214,733
2.875%, 05/15/43	5,779,000	5,462,058
2.875%, 08/15/45	31,698,000	29,833,266

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 05/15/45	1,395,000	$1,345,521
3.000%, 02/15/47	3,410,000	3,284,389
3.000%, 05/15/47	3,783,000	3,641,729
3.000%, 02/15/48	1,515,000	1,457,359
3.000%, 08/15/48 (b)	6,682,000	6,426,988
3.125%, 11/15/41	7,070,000	6,998,471
3.125%, 02/15/42	5,645,000	5,586,565
3.125%, 02/15/43	8,925,000	8,814,832
3.625%, 08/15/43	26,548,000	28,473,767
3.750%, 08/15/41	8,025,000	8,757,281
3.750%, 11/15/43	519,000	568,102
4.375%, 05/15/41	7,495,000	8,932,810
4.500%, 08/15/39	318,000	383,016
5.500%, 08/15/28	5,990,000	7,231,755
6.000%, 02/15/26 (h)	33,774,000	40,428,533
6.125%, 11/15/27	7,239,000	9,007,748
6.250%, 08/15/23	4,620,000	5,311,737
6.250%, 05/15/30	1,815,000	2,377,225
6.375%, 08/15/27	2,790,000	3,510,278
6.875%, 08/15/25	2,640,000	3,272,363
U.S. Treasury Notes
1.000%, 08/31/19	19,357,000	19,071,938
1.125%, 02/28/21	10,400,000	9,981,969
1.125%, 09/30/21 (b)	7,998,000	7,596,538
1.250%, 03/31/21	24,650,000	23,700,590
1.250%, 10/31/21	21,327,200	20,302,495
1.375%, 03/31/20	25,304,000	24,790,012
1.375%, 08/31/20	17,945,000	17,464,831
1.375%, 10/31/20	31,271,000	30,351,193
1.375%, 05/31/21	6,338,000	6,096,364
1.375%, 08/31/23	8,951,000	8,309,745
1.500%, 05/31/19	1,034,000	1,027,214
1.500%, 11/30/19	36,088,000	35,593,200
1.500%, 05/31/20	9,830,000	9,624,568
1.625%, 06/30/20	13,695,000	13,421,100
1.625%, 07/31/20	7,875,000	7,708,887
1.625%, 11/15/22 (h) (i)	48,926,000	46,451,032
1.625%, 02/15/26	11,320,000	10,274,669
1.750%, 03/31/22	6,370,000	6,125,651
1.750%, 05/15/22	8,447,000	8,110,440
1.750%, 05/31/22	6,444,000	6,184,226
1.750%, 06/30/22	5,502,000	5,275,687
1.750%, 05/15/23 (i)	58,767,000	55,746,009
1.875%, 11/30/21	13,250,100	12,846,904
1.875%, 08/31/22	11,326,000	10,887,117
1.875%, 10/31/22	8,498,000	8,154,761
2.000%, 02/15/22	22,105,600	21,467,473
2.000%, 07/31/22	6,273,500	6,064,955
2.000%, 11/30/22 (b)	8,542,000	8,231,018
2.000%, 02/15/23	18,174,000	17,476,147
2.000%, 08/15/25	17,740,000	16,626,399
2.000%, 11/15/26	4,620,000	4,275,485
2.125%, 08/15/21	19,150,000	18,752,787
2.125%, 12/31/22	8,530,000	8,253,775
2.125%, 11/30/23	10,404,000	9,991,498
2.125%, 05/15/25	36,853,000	34,903,822
2.250%, 11/15/24	16,668,500	15,975,715

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 11/15/25	9,607,000	$9,138,283
2.250%, 02/15/27 (b)	10,237,000	9,637,576
2.250%, 08/15/27	5,941,000	5,572,240
2.250%, 11/15/27	15,786,000	14,777,176
2.375%, 05/15/27 (b)	6,780,500	6,438,561
2.625%, 08/15/20	7,910,000	7,882,191
2.625%, 11/15/20 (b)	19,940,000	19,849,647
2.750%, 02/15/19	833,000	834,204
2.750%, 11/15/23	19,521,000	19,335,703
2.750%, 02/15/28	2,396,000	2,336,755
2.875%, 05/15/28	4,159,000	4,096,777
2.875%, 08/15/28	582,300	573,475
3.500%, 05/15/20	9,995,000	10,105,882
3.625%, 02/15/20	19,481,000	19,708,532
3.625%, 02/15/21 (i)	39,022,000	39,697,264

		958,362,652

Total U.S. Treasury & Government Agencies (Cost $1,014,535,716)		985,054,740

Foreign Government—8.4%

Sovereign—8.4%
Australia Government Bonds
2.750%, 04/21/24 (AUD)	10,316,000	7,602,211
3.750%, 04/21/37 (AUD)	2,170,000	1,737,562
4.750%, 04/21/27 (AUD)	661,000	555,589
5.750%, 05/15/21 (AUD)	2,345,000	1,853,765
Austria Government Bonds
0.750%, 10/20/26 (144A) (EUR)	2,549,000	3,015,506
3.150%, 06/20/44 (144A) (EUR)	1,119,000	1,817,408
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,315,698
4.150%, 03/15/37 (144A) (EUR)	145,000	252,287
Belgium Government Bonds
2.600%, 06/22/24 (144A) (EUR)	905,000	1,192,754
3.750%, 09/28/20 (144A) (EUR)	3,495,000	4,398,570
4.250%, 09/28/21 (144A) (EUR)	900,000	1,188,103
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,563,029
5.000%, 03/28/35 (144A) (EUR)	355,000	639,760
5.500%, 03/28/28 (EUR)	2,403,500	4,011,594
Bundesrepublik Deutschland
0.500%, 02/15/26 (EUR)	6,958,002	8,263,187
1.500%, 05/15/24 (EUR)	1,965,000	2,476,278
2.000%, 01/04/22 (EUR)	1,505,000	1,883,243
2.000%, 08/15/23 (EUR)	1,170,000	1,499,771
2.500%, 01/04/21 (EUR)	2,715,000	3,369,196
2.500%, 07/04/44 (EUR)	2,227,000	3,451,566
3.250%, 07/04/42 (EUR)	629,000	1,086,742
4.250%, 07/04/39 (EUR)	1,955,000	3,717,825
5.500%, 01/04/31 (EUR)	1,774,300	3,263,184
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	3,802,000	2,757,432
2.750%, 06/01/22 (CAD)	1,870,000	1,471,388
3.500%, 12/01/45 (CAD)	1,275,000	1,195,202
4.000%, 06/01/41 (CAD)	975,000	958,424
5.750%, 06/01/29 (CAD)	385,000	390,639

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Canadian Government Bonds
5.750%, 06/01/33 (CAD)	245,000	$266,597
Denmark Government Bonds
1.500%, 11/15/23 (DKK)	9,368,700	1,576,093
4.500%, 11/15/39 (DKK)	4,060,000	1,081,256
Finland Government Bonds
0.500%, 04/15/26 (144A) (EUR)	1,819,000	2,121,860
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,914,514
France Government Bond OAT
Zero Coupon, 05/25/21 (EUR)	7,055,000	8,263,286
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,694,394
0.500%, 05/25/26 (EUR)	4,320,000	5,028,924
1.000%, 11/25/25 (EUR)	7,627,365	9,239,990
1.250%, 05/25/36 (144A) (EUR)	2,382,500	2,745,229
1.750%, 05/25/23 (EUR)	545,000	684,473
2.250%, 05/25/24 (EUR)	3,550,000	4,605,600
2.500%, 05/25/30 (EUR)	5,411,900	7,379,267
3.250%, 05/25/45 (EUR)	4,898,000	7,779,634
French Republic Government Bond OAT
1.000%, 11/25/18 (EUR)	16,524,571	19,227,648
Ireland Government Bonds
2.000%, 02/18/45 (EUR)	448,000	544,050
5.400%, 03/13/25 (EUR)	2,211,000	3,362,878
Italy Buoni Poliennali Del Tesoro
3.250%, 09/01/46 (144A) (EUR)	3,051,000	3,339,079
3.750%, 09/01/24 (EUR)	13,635,000	16,773,053
5.000%, 08/01/39 (EUR)	4,874,000	6,788,500
5.250%, 11/01/29 (EUR)	5,348,300	7,404,022
Japan Government Five Year Bond
0.100%, 12/20/19 (JPY)	139,400,000	1,230,172
Japan Government Forty Year Bond
1.700%, 03/20/54 (JPY)	25,750,000	274,892
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	2,292,500,000	20,247,928
0.500%, 12/20/24 (JPY)	555,750,000	5,046,212
0.800%, 09/20/22 (JPY)	1,675,100,000	15,255,912
0.800%, 12/20/22 (JPY)	317,250,000	2,895,234
Japan Government Thirty Year Bonds
0.500%, 09/20/46 (JPY)	887,650,000	7,130,887
1.800%, 09/20/43 (JPY)	626,400,000	6,768,119
1.900%, 09/20/42 (JPY)	376,650,000	4,134,398
2.300%, 03/20/40 (JPY)	642,500,000	7,447,956
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,109,800,000	9,671,142
1.400%, 12/20/22 (JPY)	396,500,000	3,705,785
1.500%, 03/20/33 (JPY)	230,600,000	2,349,413
1.700%, 12/20/31 (JPY)	561,250,000	5,826,636
1.700%, 09/20/32 (JPY)	182,400,000	1,901,153
1.700%, 09/20/33 (JPY)	418,500,000	4,376,496
2.100%, 06/20/29 (JPY)	555,050,000	5,877,023
2.100%, 12/20/29 (JPY)	239,500,000	2,548,519
2.500%, 12/21/20 (JPY)	808,300,000	7,525,044
Kingdom of Belgium Government Bond
1.600%, 06/22/47 (144A) (EUR)	821,000	927,825
Mexican Bonos
6.500%, 06/10/21 (MXN)	43,260,000	2,241,087
10.000%, 11/20/36 (MXN)	31,839,800	2,011,331

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	2,130,000	$2,707,761
3.750%, 01/15/42 (144A) (EUR)	1,241,600	2,266,127
5.500%, 01/15/28 (EUR)	2,930,000	4,956,652
Norway Government Bond
3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,363,724
Poland Government Bonds
5.500%, 10/25/19 (PLN)	3,610,000	1,022,057
5.750%, 04/25/29 (PLN)	3,940,000	1,313,725
Republic of South Africa Government Bonds
6.500%, 02/28/41 (ZAR)	6,815,000	335,901
10.500%, 12/21/26 (ZAR)	29,175,000	2,234,558
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	2,125,000	1,521,022
2.250%, 06/01/21 (SGD)	865,000	635,850
Spain Government Bonds
1.950%, 04/30/26 (144A) (EUR)	5,390,000	6,628,264
2.750%, 10/31/24 (144A) (EUR)	3,192,000	4,133,161
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,478,470
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,599,976
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,419,454
4.700%, 07/30/41 (144A) (EUR)	2,112,000	3,481,389
4.850%, 10/31/20 (144A) (EUR)	8,313,000	10,643,893
6.000%, 01/31/29 (EUR)	1,686,000	2,794,783
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	7,400,000	868,526
1.500%, 11/13/23 (144A) (SEK)	3,330,000	401,286
5.000%, 12/01/20 (SEK)	8,685,000	1,093,361
Switzerland Government Bond
4.000%, 02/11/23 (CHF)	415,000	504,182
United Kingdom Gilt
1.750%, 09/07/22 (GBP)	2,345,178	3,139,237
2.000%, 09/07/25 (GBP)	7,138,685	9,737,599
2.250%, 09/07/23 (GBP)	1,170,000	1,605,018
2.750%, 09/07/24 (GBP)	2,745,000	3,886,243
3.250%, 01/22/44 (GBP)	3,265,000	5,366,689
4.250%, 09/07/39 (GBP)	971,000	1,779,689
4.250%, 12/07/46 (GBP)	5,085,000	9,961,940
4.500%, 12/07/42 (GBP)	439,000	857,897
8.000%, 06/07/21 (GBP)	1,170,000	1,811,586

Total Foreign Government (Cost $405,649,682)		391,691,444

Mutual Funds—3.1%

Investment Company Securities—3.1%
F&C Commercial Property Trust, Ltd. (b)	58,569	106,532
F&C UK Real Estate Investment, Ltd.	26,692	33,266
iShares Core MSCI Emerging Markets ETF (b)	866,812	44,883,525
iShares Core S&P 500 ETF (b)	108,726	31,827,362
iShares International Developed Real Estate ETF	4,539	130,042
iShares U.S. Real Estate ETF (b)	1,638	131,073
MedicX Fund, Ltd.	49,313	52,703
Picton Property Income, Ltd. (The)	60,056	68,885
Schroder Real Estate Investment Trust, Ltd.	57,699	45,034

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—(Continued)
Standard Life Investment Property Income Trust, Ltd.	44,874	$52,758
UK Commercial Property Trust, Ltd.	72,672	82,846
Vanguard REIT ETF (b)	852,129	68,749,768

Total Mutual Funds (Cost $149,624,856)		146,163,794

Preferred Stocks—0.2%

Auto Components—0.0%
Schaeffler AG	16,971	216,365

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,606	440,014
Porsche Automobil Holding SE	15,560	1,047,652
Volkswagen AG	18,859	3,310,608

		4,798,274

Chemicals—0.0%
FUCHS Petrolub SE	7,091	396,054

Health Care Equipment & Supplies—0.0%
Sartorius AG	3,615	586,716

Household Products—0.1%
Henkel AG & Co. KGaA	18,105	2,125,356

Total Preferred Stocks (Cost $7,483,210)		8,122,765

Rights—0.0%

Equity Real Estate Investment Trusts—0.0%
LXI REIT plc (a) (d)	4,155	176
Triple Point Social Housing REIT plc (a) (d)	6,234	325

		501

Multiline Retail—0.0%
Harvey Norman Holdings, Ltd., Expires 10/15/18 (a)	3,280	1,897

Total Rights (Cost $0)		2,398

Short-Term Investments—2.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $61,643,414; collateralized by U.S. Treasury Notes with rates ranging from 2.125% - 2.375%, maturity dates ranging from 07/31/24 - 08/15/24, and an aggregate market value of $62,874,310.	61,638,277	61,638,277

Security Description	Principal Amount*	Value

U.S. Treasury—1.0%
U.S. Treasury Bill
2.033%, 11/23/18 (j)	47,000,000	$46,854,086

Total Short-Term Investments (Cost $108,497,363)		108,492,363

Securities Lending Reinvestments (k)—6.5%

Certificates of Deposit—1.6%
Banco Santander S.A.
2.340%, 11/07/18	2,999,924	3,000,246
Bank of Montreal (Chicago)
2.371%, 3M LIBOR + 0.030%, 11/06/18 (l)	2,000,000	1,999,996
Barclays Bank plc
2.304%, 1M LIBOR + 0.200%, 02/04/19 (l)	5,000,000	4,998,985
Credit Agricole S.A.
2.463%, 1M LIBOR + 0.330%, 10/09/18 (l)	5,000,000	5,000,200
Credit Industriel et Commercial
Zero Coupon, 01/25/19	4,936,141	4,960,150
Industrial & Commercial Bank of China, Ltd.
2.500%, 10/24/18	5,000,000	5,000,065
2.530%, 12/24/18	1,000,000	999,978
Landesbank Baden-Wuettertemberg
2.180%, 10/02/18	10,000,000	10,000,020
Natixis S.A. New York
2.431%, 3M LIBOR + 0.090%, 05/10/19 (l)	4,000,000	3,999,684
Standard Chartered plc
2.396%, 1M LIBOR + 0.180%, 02/25/19 (l)	10,000,000	9,998,830
Sumitomo Mitsui Banking Corp.
2.321%, 1M LIBOR + 0.190%, 04/11/19 (l)	5,000,000	4,999,765
Sumitomo Mitsui Trust Bank, Ltd.
2.443%, 3M LIBOR + 0.110%, 10/11/18 (l)	5,000,000	5,000,035
2.502%, 1M LIBOR + 0.320%, 11/21/18 (l)	3,000,000	3,000,000
Wells Fargo Bank N.A.
2.475%, 3M LIBOR + 0.140%, 10/26/18 (l)	8,000,000	8,001,327
Westpac Banking Corp.
2.630%, FEDEFF PRV + 0.450%, 02/15/19 (l)	3,500,000	3,501,859

		74,461,140

Commercial Paper—0.6%
Bank of China, Ltd.
2.510%, 11/02/18	1,987,311	1,995,600
2.550%, 10/19/18	4,969,188	4,993,580
2.550%, 12/20/18	4,968,125	4,971,235
Mont Blanc Capital Corp.
2.310%, 12/14/18	4,970,483	4,974,505
Sheffield Receivables Co.
2.490%, 11/26/18	2,467,319	2,490,398
UBS AG
2.534%, 1M LIBOR + 0.430%, 02/01/19 (l)	2,000,000	2,001,846
Westpac Banking Corp.
2.492%, 1M LIBOR + 0.280%, 05/24/19 (l)	5,000,000	5,002,770

		26,429,934

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Master Demand Notes—0.0%
Natixis Financial Products LLC
2.420%, OBFR + 0.250%, 10/01/18 (l)	2,000,000	$2,000,000

Repurchase Agreements—3.0%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $10,105,056; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $10,542,861.	10,000,000	10,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $7,899,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $7,650,000.	7,500,000	7,500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $6,601,232; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $6,732,001.	6,600,000	6,600,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,300,803; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $4,386,003.	4,300,000	4,300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $6,201,157; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $6,324,000.	6,200,000	6,200,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $3,871,609; collateralized by various Common Stock with an aggregate market value of $4,230,626.	3,800,000	3,800,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $4,116,261; collateralized by various Common Stock with an aggregate market value of $4,556,108.	4,100,000	4,100,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $3,734,623; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $3,805,714.	3,733,939	3,733,939

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $3,180,427; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	$3,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $7,003,362; collateralized by various Common Stock with an aggregate market value of $7,701,500.	7,000,000	7,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $7,240,758; collateralized by various Common Stock with an aggregate market value of $7,899,852.	7,100,000	7,100,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $6,584,078; collateralized by various Common Stock with an aggregate market value of $7,232,258.	6,500,000	6,500,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $3,015,603; collateralized by various Common Stock with an aggregate market value of $3,338,232.	3,000,000	3,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $7,035,945; collateralized by various Common Stock with an aggregate market value of $7,789,209.	7,000,000	7,000,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $11,545,569; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $12,661,392.	11,400,000	11,400,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $15,179,988; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $16,659,726.	15,000,000	15,000,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $10,132,825; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $7,087,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,774,539.	7,000,000	7,000,000

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,229,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,775,372.	5,200,000	$5,200,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $3,033,150; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945.	3,000,000	3,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $8,076,960; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,885,187.	8,000,000	8,000,000

		140,433,939

Time Deposits—1.3%
Canadian Imperial Bank of Commerce
2.130%, 10/01/18	12,000,000	12,000,000
Cooperative Rabobank UA New York
2.150%, 10/01/18	12,000,000	12,000,000
DZ Bank AG
2.150%, 10/01/18	2,000,000	2,000,000
Erste Group Bank AG
2.170%, 10/01/18	5,000,000	5,000,000
Nordea Bank New York
2.140%, 10/01/18	10,000,000	10,000,000
Skandinaviska Enskilda Banken
2.130%, 10/01/18	10,000,000	10,000,000
Svenska Handelsbanken AB
2.140%, 10/01/18	10,000,000	10,000,000

		61,000,000

Total Securities Lending Reinvestments (Cost $304,320,834)		304,325,013

Total Investments—105.7% (Cost $4,053,794,661)		4,940,042,478
Other assets and liabilities (net)—(5.7)%		(265,273,844)

Net Assets—100.0%		$4,674,768,634

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $297,839,929 and the collateral received consisted of cash in the amount of $304,232,429. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $152,566,624.
(g)	Affiliated Issuer.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2018, the market value of securities pledged was $63,155,273.
(i)	All or a portion of the security was pledged as collateral against OTC swap contracts. As of September 30, 2018, the market value of securities pledged was $5,531,511.
(j)	The rate shown represents current yield to maturity.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(l)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $75,637,598, which is 1.6% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,833,316	BNP	12/14/18	USD	7,099,261	$12,602
AUD	7,324,153	CSI	12/14/18	USD	5,278,880	18,251
CAD	433,601	SSBT	11/16/18	USD	334,805	1,207
CAD	11,826,097	BOA	12/14/18	USD	9,125,568	44,383

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	37,723,519	BBP	12/14/18	USD	28,893,339	$357,461
CHF	8,160,818	UBSA	12/14/18	USD	8,520,823	(148,437)
CHF	8,860,275	UBSA	12/14/18	USD	9,236,676	(146,701)
EUR	908,472	SSBT	10/11/18	USD	1,068,635	(13,107)
EUR	1,154,083	SSBT	10/11/18	USD	1,354,168	(13,273)
EUR	22,737,262	CSI	12/14/18	USD	26,901,147	(342,954)
EUR	29,090,040	CSI	12/14/18	USD	34,169,928	(191,391)
EUR	52,021,878	CSI	12/14/18	USD	61,689,100	(925,096)
EUR	26,700,000	UBSA	12/14/18	USD	31,397,033	(210,175)
GBP	2,124,781	MSIP	10/12/18	USD	2,756,626	14,034
GBP	14,817,825	CSI	12/14/18	USD	19,548,618	(168,743)
GBP	8,630,000	JPMC	12/14/18	USD	11,310,103	(23,134)
GBP	21,969,777	MSIP	12/14/18	USD	28,809,779	(76,038)
JPY	135,257,562	BOA	10/04/18	USD	1,223,585	(32,973)
JPY	68,907,390	SSBT	10/04/18	USD	621,298	(14,737)
MXN	3,381,904	SSBT	10/19/18	USD	177,652	2,585
NOK	28,423,716	BBP	12/14/18	USD	3,430,871	72,255
NOK	183,070,008	CSI	12/14/18	USD	22,018,638	544,112
NOK	101,374,761	JPMC	12/14/18	USD	12,485,064	9,027
NZD	11,872,773	BBP	12/14/18	USD	7,746,207	127,016
NZD	73,040,559	RBC	12/14/18	USD	48,878,012	(442,439)

Contracts to Deliver
AUD	15,340,426	JPMC	10/11/18	USD	11,402,032	312,965
AUD	254,596	SSBT	10/11/18	USD	186,876	2,838
AUD	31,847,047	MSIP	12/14/18	USD	22,692,900	(340,207)
AUD	16,212,000	MSIP	12/14/18	USD	12,011,692	286,501
CAD	9,762,063	SCB	11/16/18	USD	7,574,290	9,336
CAD	37,723,519	BNP	12/14/18	USD	29,106,699	(144,101)
CAD	11,826,097	BNP	12/14/18	USD	9,165,452	(4,498)
CAD	9,480,496	BNP	12/14/18	USD	7,347,566	(3,606)
CHF	507,010	GSBU	10/17/18	USD	523,566	6,258
CHF	80,717,564	UBSA	12/14/18	USD	83,778,495	968,345
DKK	16,714,704	CBNA	11/15/18	USD	2,638,724	26,729
EUR	173,594,313	BNP	10/11/18	USD	204,619,956	2,925,759
EUR	2,503,341	SSBT	10/11/18	USD	2,939,012	30,453
EUR	1,508,392	SSBT	10/11/18	USD	1,777,067	24,510
EUR	865,846	SSBT	10/11/18	USD	1,013,467	7,465
EUR	221,470,169	CBNA	12/14/18	USD	258,641,944	(45,649)
EUR	26,301,600	CBNA	12/14/18	USD	30,720,685	(823)
GBP	31,097,340	CBNA	10/12/18	USD	40,878,414	328,295
GBP	974,325	UBSA	10/12/18	USD	1,256,410	(14,085)
GBP	8,630,000	CBNA	12/14/18	USD	11,161,222	(125,747)
GBP	112,555,918	MSIP	12/14/18	USD	147,054,082	(155,087)
GBP	14,784,119	UBSA	12/14/18	USD	19,467,140	131,347
JPY	344,417,796	GSBU	10/04/18	USD	3,067,474	35,716
JPY	118,310,807	HSBC	10/04/18	USD	1,082,483	41,045
JPY	13,676,827,763	JPMC	10/04/18	USD	125,212,423	4,821,355
JPY	68,397,940	UBSA	10/04/18	USD	612,388	10,311
JPY	2,140,323,952	BOA	12/14/18	USD	19,315,762	371,518
JPY	512,001,223	BBP	12/14/18	USD	4,585,007	53,227
JPY	8,787,459,676	CBNA	12/14/18	USD	78,431,817	653,040
JPY	3,427,693,267	MSIP	12/14/18	USD	30,951,084	612,192
MXN	77,050,896	SSBT	10/19/18	USD	4,093,955	(12,433)
NOK	10,841,751	SSBT	11/15/18	USD	1,332,193	(2,261)
NZD	20,494,796	CSI	12/14/18	USD	13,621,578	30,812

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
PLN	7,961,254	SSBT	10/18/18	USD	2,169,543	$9,421
SEK	19,246,331	SSBT	11/15/18	USD	2,170,932	(2,383)
SEK	64,389,618	JPMC	12/14/18	USD	7,071,942	(218,580)
SGD	2,933,682	GSBU	10/25/18	USD	2,137,100	(10,042)
ZAR	37,628,603	JPMC	10/10/18	USD	2,421,464	(236,540)

Net Unrealized Appreciation						$8,837,131

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/18	150	CAD	19,893,000	$(157,079)
MSCI EAFE Index Mini Futures	12/21/18	109	USD	10,766,475	91,372
MSCI Emerging Markets Index Mini Futures	12/21/18	253	USD	13,278,705	187,822
Russell 2000 Index Mini Futures	12/21/18	1,700	USD	144,568,000	(733,584)
S&P Midcap 400 Index E-Mini Futures	12/21/18	718	USD	145,409,360	(640,111)
SPI 200 Index Futures	12/20/18	150	AUD	23,227,500	56,621
TOPIX Index Futures	12/13/18	1,208	JPY	21,955,400,000	6,049,427
U.S. Treasury Note 10 Year Futures	12/19/18	2,142	USD	254,429,438	(2,250,433)
U.S. Treasury Note 2 Year Futures	12/31/18	220	USD	46,361,563	(112,942)
U.S. Treasury Ultra Long Bond Futures	12/19/18	502	USD	77,449,188	(3,048,025)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/17/18	(98)	AUD	(12,627,598)	44,849
Euro STOXX 50 Index Futures	12/21/18	(3,722)	EUR	(126,064,140)	(2,309,404)
Euro-Bund Futures	12/06/18	(221)	EUR	(35,092,590)	307,302
FTSE 100 Index Futures	12/21/18	(755)	GBP	(56,523,075)	(2,171,234)
Japanese Government 10 Year Bond Futures	12/13/18	(26)	JPY	(3,902,340,000)	47,332
S&P 500 Index E-Mini Futures	12/21/18	(1,138)	USD	(166,091,100)	(633,592)
United Kingdom Long Gilt Bond Futures	12/27/18	(382)	GBP	(46,199,080)	582,128

Net Unrealized Depreciation					$(4,689,551)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Receive	1M LIBOR	Maturity	10/15/18	CBNA	S&P 500 Total Return Index	USD 469,559,830	$(4,285,509)	$—	$(4,285,509)

Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
0.120%	Maturity	12/17/18	CBNA	Bloomberg Commodity 3 Month Forward Index	USD	12,986,396	$403,310	$—	$403,310
0.120%	Maturity	12/17/18	MSCS	Bloomberg Commodity 3 Month Forward Index	USD	33,991,924	1,055,666	—	1,055,666
0.240%	Maturity	06/17/19	GSC	GS/AB Hedged Index Basket (a)	USD	48,028,968	(1,439,688)	—	(1,439,688)

Totals							$19,288	$—	$19,288

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	3.163%	Semi-Annually	09/21/28	USD	1,168,760,000	$2,216,554	$—	$2,216,554

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)	Consists of long exposure to the Morningstar Global Upstream Natural Resources Total Return Index and short exposure to the MSCI All Country World Total Return USD Index at a 1:1 ratio.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSC)—	Goldman Sachs & Co.
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(MSIP)—	Morgan Stanley & Co. International plc
(RBC)—	Royal Bank of Canada
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,010,124	$21,972,904	$—	$59,983,028
Air Freight & Logistics	9,257,899	5,728,997	—	14,986,896
Airlines	6,731,595	2,626,084	—	9,357,679
Auto Components	2,013,958	16,683,853	—	18,697,811
Automobiles	4,809,622	44,746,312	—	49,555,934
Banks	81,263,313	159,421,338	0	240,684,651
Beverages	24,415,090	31,476,983	—	55,892,073
Biotechnology	35,859,788	14,055,927	—	49,915,715
Building Products	3,773,508	11,257,687	—	15,031,195
Capital Markets	37,778,150	36,342,737	—	74,120,887
Chemicals	24,645,735	57,473,391	—	82,119,126
Commercial Services & Supplies	4,707,444	7,660,202	—	12,367,646
Communications Equipment	15,880,738	5,938,144	—	21,818,882
Construction & Engineering	1,238,168	13,490,886	—	14,729,054
Construction Materials	1,456,328	8,700,019	—	10,156,347
Consumer Finance	9,514,692	656,778	—	10,171,470
Containers & Packaging	4,204,244	2,387,855	—	6,592,099
Distributors	1,352,368	236,258	—	1,588,626
Diversified Consumer Services	300,116	209,154	—	509,270
Diversified Financial Services	23,826,325	11,108,044	—	34,934,369
Diversified Telecommunication Services	27,033,729	30,959,265	—	57,992,994
Electric Utilities	23,974,192	25,111,921	—	49,086,113
Electrical Equipment	7,137,525	21,164,419	—	28,301,944
Electronic Equipment, Instruments & Components	5,715,883	22,314,132	—	28,030,015
Energy Equipment & Services	9,538,068	1,497,525	—	11,035,593
Entertainment	29,721,211	9,280,633	—	39,001,844
Equity Real Estate Investment Trusts	127,956,032	59,312,097	—	187,268,129
Food & Staples Retailing	20,051,740	24,041,159	—	44,092,899
Food Products	14,350,422	44,986,284	—	59,336,706
Gas Utilities	—	5,700,668	—	5,700,668
Health Care Equipment & Supplies	44,904,406	22,354,612	—	67,259,018
Health Care Providers & Services	46,962,345	9,208,391	—	56,170,736
Health Care Technology	1,131,039	970,149	—	2,101,188
Hotels, Restaurants & Leisure	23,390,540	20,854,579	—	44,245,119
Household Durables	4,228,437	19,260,608	—	23,489,045
Household Products	19,012,797	10,737,953	—	29,750,750
Independent Power and Renewable Electricity Producers	1,136,017	1,322,931	—	2,458,948
Industrial Conglomerates	21,094,178	20,904,396	—	41,998,574
Insurance	31,759,055	79,940,582	—	111,699,637
Interactive Media & Services	63,664,776	2,566,609	—	66,231,385
Internet & Direct Marketing Retail	54,042,439	2,182,565	—	56,225,004
IT Services	66,179,270	14,498,029	—	80,677,299
Leisure Products	967,563	3,184,191	—	4,151,754
Life Sciences Tools & Services	13,266,783	4,117,851	—	17,384,634

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$21,196,145	$39,320,409	$—	$60,516,554
Marine	—	2,938,651	—	2,938,651
Media	16,532,686	14,148,552	—	30,681,238
Metals & Mining	3,058,235	44,345,923	—	47,404,158
Multi-Utilities	12,360,291	14,178,387	—	26,538,678
Multiline Retail	6,914,987	4,658,321	—	11,573,308
Oil, Gas & Consumable Fuels	72,796,435	88,656,563	—	161,452,998
Paper & Forest Products	—	4,852,430	—	4,852,430
Personal Products	2,149,973	31,275,429	—	33,425,402
Pharmaceuticals	67,283,293	109,297,839	—	176,581,132
Professional Services	6,037,502	16,975,335	—	23,012,837
Real Estate Management & Development	1,298,489	59,768,796	—	61,067,285
Road & Rail	14,700,116	17,306,969	—	32,007,085
Semiconductors & Semiconductor Equipment	56,926,339	16,225,441	—	73,151,780
Software	84,281,045	18,715,504	—	102,996,549
Specialty Retail	33,175,294	11,855,795	—	45,031,089
Technology Hardware, Storage & Peripherals	65,276,959	7,868,025	—	73,144,984
Textiles, Apparel & Luxury Goods	10,965,467	32,222,793	—	43,188,260
Tobacco	13,419,954	18,115,336	—	31,535,290
Trading Companies & Distributors	3,523,067	20,608,903	—	24,131,970
Transportation Infrastructure	—	7,784,078	—	7,784,078
Water Utilities	868,792	1,213,579	—	2,082,371
Wireless Telecommunication Services	—	24,189,080	—	24,189,080
Total Common Stocks	1,481,022,721	1,515,167,240	—	2,996,189,961
Total U.S. Treasury & Government Agencies*	—	985,054,740	—	985,054,740
Total Foreign Government*	—	391,691,444	—	391,691,444
Mutual Funds
Investment Company Securities	145,721,770	442,024	—	146,163,794
Total Mutual Funds	145,721,770	442,024	—	146,163,794
Total Preferred Stocks*	—	8,122,765	—	8,122,765
Rights
Equity Real Estate Investment Trusts	—	501	—	501
Multiline Retail	1,897	—	—	1,897
Total Rights	1,897	501	—	2,398
Total Short-Term Investments*	—	108,492,363	—	108,492,363
Total Securities Lending Reinvestments*	—	304,325,013	—	304,325,013
Total Investments	$1,626,746,388	$3,313,296,090	$—	$4,940,042,478

Collateral for Securities Loaned (Liability)	$—	$(304,232,429)	$—	$(304,232,429)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,902,371	$—	$12,902,371
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,065,240)	—	(4,065,240)
Total Forward Contracts	$—	$8,837,131	$—	$8,837,131
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,366,853	$—	$—	$7,366,853
Futures Contracts (Unrealized Depreciation)	(12,056,404)	—	—	(12,056,404)
Total Futures Contracts	$(4,689,551)	$—	$—	$(4,689,551)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,216,554	$—	$2,216,554
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,458,976	$—	$1,458,976
OTC Swap Contracts at Value (Liabilities)	—	(5,725,197)	—	(5,725,197)
Total OTC Swap Contracts	$—	$(4,266,221)	$—	$(4,266,221)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Transfers from Level 1 to Level 2 in the amount of $3,200,591 were due to the application of a systematic fair valuation model factor.

BHFTI-27

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	10,912,117	$389,016,964
American Funds American Mutual Fund (Class R-6)	8,993,199	385,358,556
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	26,635,520	387,280,456
American Funds Bond Fund (Class 1) (a)	58,470,507	619,202,665
American Funds Fundamental Investors Fund (Class R-6)	5,921,495	386,969,728
American Funds Global Bond Fund (Class 1) (a)	12,054,312	139,227,301
American Funds Global Small Capitalization Fund (Class 1) (a)	5,548,833	143,936,734
American Funds Growth Fund (Class 1) (a)	5,325,425	435,726,299
American Funds Growth-Income Fund (Class 1)	8,308,545	435,700,101
American Funds High-Income Bond Fund (Class 1) (a)	18,511,446	192,148,807
American Funds International Fund (Class 1) (a)	13,745,081	278,612,782
American Funds International Growth and Income Fund (Class 1) (a)	21,569,339	373,365,259

Security Description	Shares	Value

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,924,210	$91,591,073
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	44,083,277	522,386,837

Total Mutual Funds (Cost $4,194,949,739)		4,780,523,562

Total Investments—100.1% (Cost $4,194,949,739)		4,780,523,562
Other assets and liabilities (net)—(0.1)%		(2,595,191)

Net Assets—100.0%		$4,777,928,371

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,780,523,562	$—	$—	$4,780,523,562
Total Investments	$4,780,523,562	$—	$—	$4,780,523,562

BHFTI-28

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,044,146	$393,723,802
American Funds American Mutual Fund (Class R-6)	7,580,813	324,837,817
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	22,407,474	325,804,677
American Funds Bond Fund (Class 1)	12,021,739	127,310,219
American Funds Fundamental Investors Fund (Class R-6)	5,484,043	358,382,240
American Funds Global Bond Fund (Class 1)	5,345,615	61,741,854
American Funds Global Small Capitalization Fund (Class 1) (a)	6,171,795	160,096,355
American Funds Growth Fund (Class 1)	4,388,612	359,076,198
American Funds Growth-Income Fund (Class 1)	6,220,617	326,209,136
American Funds High-Income Bond Fund (Class 1) (a)	9,337,870	96,927,094
American Funds International Fund (Class 1) (a)	12,082,112	244,904,402
American Funds International Growth and Income Fund (Class 1) (a)	17,832,371	308,678,348

Security Description	Shares	Value

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,879,952	$90,558,075
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,675,297	31,702,266

Total Mutual Funds (Cost $2,635,981,471)		3,209,952,483

Total Investments—100.1% (Cost $2,635,981,471)		3,209,952,483
Other assets and liabilities (net)—(0.1)%		(1,808,379)

Net Assets—100.0%		$3,208,144,104

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,209,952,483	$—	$—	$3,209,952,483
Total Investments	$3,209,952,483	$—	$—	$3,209,952,483

BHFTI-29

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,028,079,647)	15,538,921	$1,271,394,481

Total Investments—100.1% (Cost $1,028,079,647)		1,271,394,481
Other assets and liabilities (net)—(0.1)%		(790,316)

Net Assets—100.0%		$1,270,604,165

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,271,394,481	$—	$—	$1,271,394,481
Total Investments	$1,271,394,481	$—	$—	$1,271,394,481

BHFTI-30

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,871,414	$138,015,918
American Funds American Mutual Fund (Class R-6)	5,779,543	247,653,401
American Funds Blue Chip Income and Growth Fund (Class 1)	15,166,861	220,526,152
American Funds Bond Fund (Class 1) (a)	49,102,155	519,991,822
American Funds Fundamental Investors Fund (Class R-6)	2,105,236	137,577,190
American Funds Global Bond Fund (Class 1) (a)	7,020,269	81,084,109
American Funds Global Small Capitalization Fund (Class 1)	1,058,393	27,454,723
American Funds Growth Fund (Class 1)	1,680,639	137,509,914
American Funds Growth-Income Fund (Class 1)	4,202,884	220,399,255
American Funds High-Income Bond Fund (Class 1) (a)	13,243,164	137,464,047
American Funds International Fund (Class 1)	6,600,667	133,795,512
American Funds International Growth and Income Fund (Class 1) (a)	9,334,545	161,580,981

Security Description	Shares	Value

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,131,877	$26,418,000
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	46,059,786	545,808,469

Total Mutual Funds (Cost $2,511,575,625)		2,735,279,493

Total Investments—100.1% (Cost $2,511,575,625)		2,735,279,493
Other assets and liabilities (net)—(0.1)%		(1,597,105)

Net Assets—100.0%		$2,733,682,388

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,735,279,493	$—	$—	$2,735,279,493
Total Investments	$2,735,279,493	$—	$—	$2,735,279,493

BHFTI-31

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—29.0% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—29.0%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/20 (a)	188,234,910	$185,793,739
0.125%, 04/15/21 (a)	277,835,064	272,153,554
0.125%, 04/15/22 (a)	160,999,055	156,443,704
0.125%, 07/15/26 (a)	136,862,139	129,074,541
0.375%, 07/15/25 (a)	65,673,006	63,592,506
0.375%, 07/15/27 (a)	69,383,970	66,312,284
0.625%, 01/15/26 (a)	122,465,173	119,858,004

Total U.S. Treasury & Government Agencies (Cost $1,018,661,707)		993,228,332

Foreign Government—19.6%

Sovereign—19.6%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	86,679,680	107,955,068
0.100%, 04/15/26 (EUR) (a)	86,861,710	110,806,117
France Government Bond OAT 0.100%, 03/01/25 (EUR) (a)	31,134,388	38,723,316
0.100%, 03/01/28 (EUR) (a)	16,261,834	20,268,096
0.250%, 07/25/24 (EUR) (a)	33,732,497	42,717,017
0.700%, 07/25/30 (144A) (EUR) (a)	12,421,200	16,684,396
1.100%, 07/25/22 (EUR) (a)	23,805,247	30,579,893
1.850%, 07/25/27 (EUR) (a)	27,597,285	40,065,758
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (a)	103,767,493	151,299,552
0.125%, 03/22/26 (GBP) (a)	74,720,485	111,997,069

Total Foreign Government (Cost $661,008,499)		671,096,282

Short-Term Investments—46.1%

Mutual Funds—29.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.033% (b)	234,918,974	234,918,974
Dreyfus Treasury Cash Management Fund, Institutional Class, 2.040% (b)	228,626,082	228,626,082
State Street Institutional Liquid Reserves Fund, Premier Class, 2.140% (b) (c)	67,239,550	67,246,274

Mutual Funds—(Continued)
State Street Institutional Treasury Plus Money Market Fund, Class I, 2.052% (b) (c)	197,390,683	197,390,683
UBS Select Treasury Preferred Fund, Institutional Class, 2.030% (b)	265,026,230	265,026,230

		993,208,243

U.S. Treasury—17.1%
U.S. Treasury Bills 2.030%, 11/29/18 (d)	50,125,000	49,950,946
2.035%, 11/15/18 (d) (e)	1,203,000	1,199,867
2.062%, 12/13/18 (d) (e)	13,545,000	13,486,703
2.085%, 01/03/19 (d) (e)	7,188,000	7,147,272
2.100%, 01/10/19 (d)	5,465,000	5,431,690
2.160%, 01/31/19 (d)	85,312,000	84,669,085
2.164%, 01/17/19 (d) (e)	1,128,000	1,120,598
2.180%, 02/14/19 (d)	138,873,000	137,689,956
2.210%, 02/28/19 (d)	284,776,000	282,072,112

		582,768,229

Total Short-Term Investments (Cost $1,576,127,722)		1,575,976,472

Total Investments—94.7% (Cost $3,255,797,928)		3,240,301,086
Other assets and liabilities (net)—5.3%		180,556,786

Net Assets—100.0%		$3,420,857,872

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Therate shown represents the annualized seven-day yield as of September 30, 2018.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2018, the market value of securities pledged was $81,677,952.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $5,005,800.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $16,684,396, which is 0.5% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,780,000	CBNA	12/19/18	USD	4,428,063	$(10,527)
EUR	4,757,788	CBNA	12/19/18	USD	5,547,269	12,969
EUR	4,757,788	CBNA	12/19/18	USD	5,550,980	9,258
EUR	4,757,788	CBNA	12/19/18	USD	5,599,010	(38,772)
EUR	4,757,788	CBNA	12/19/18	USD	5,601,317	(41,079)
EUR	4,757,788	CBNA	12/19/18	USD	5,597,616	(37,378)
EUR	4,757,788	CBNA	12/19/18	USD	5,553,192	7,046

BHFTI-32

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,757,788	CBNA	12/19/18	USD	5,577,433	$(17,195)
EUR	4,757,788	CBNA	12/19/18	USD	5,542,320	17,917
EUR	4,757,789	CBNA	12/19/18	USD	5,545,971	14,268
EUR	4,757,789	CBNA	12/19/18	USD	5,582,278	(22,039)
EUR	4,757,789	CBNA	12/19/18	USD	5,565,682	(5,444)
EUR	4,780,635	CBNA	12/19/18	USD	5,642,628	(55,690)
EUR	11,479,276	CBNA	12/19/18	USD	13,572,137	(156,763)
HKD	20,500,000	CBNA	12/19/18	USD	2,617,400	4,203

Contracts to Deliver
CAD	32,501	CBNA	12/19/18	USD	24,942	(263)
CAD	32,375	CBNA	12/19/18	USD	24,846	(261)
CAD	32,375	CBNA	12/19/18	USD	25,007	(100)
CAD	32,375	CBNA	12/19/18	USD	25,158	51
CAD	32,375	CBNA	12/19/18	USD	25,056	(51)
CAD	32,375	CBNA	12/19/18	USD	24,979	(128)
CAD	32,375	CBNA	12/19/18	USD	24,875	(232)
CAD	32,375	CBNA	12/19/18	USD	24,605	(502)
CAD	32,375	CBNA	12/19/18	USD	24,604	(504)
CAD	32,375	CBNA	12/19/18	USD	24,603	(504)
CAD	32,375	CBNA	12/19/18	USD	24,725	(382)
CAD	32,375	CBNA	12/19/18	USD	24,587	(520)
CAD	32,374	CBNA	12/19/18	USD	24,649	(457)
CHF	372,214	CBNA	12/19/18	USD	382,247	159
CHF	370,436	CBNA	12/19/18	USD	384,499	4,236
CHF	370,435	CBNA	12/19/18	USD	380,037	(224)
CHF	370,435	CBNA	12/19/18	USD	383,139	2,877
CHF	370,435	CBNA	12/19/18	USD	384,074	3,812
CHF	370,435	CBNA	12/19/18	USD	385,250	4,988
CHF	370,435	CBNA	12/19/18	USD	386,454	6,193
CHF	370,435	CBNA	12/19/18	USD	383,891	3,629
CHF	370,435	CBNA	12/19/18	USD	383,574	3,313
CHF	370,435	CBNA	12/19/18	USD	385,393	5,131
CHF	370,435	CBNA	12/19/18	USD	387,065	6,803
CHF	370,435	CBNA	12/19/18	USD	383,499	3,238
EUR	35,502,800	CBNA	12/19/18	USD	41,914,682	423,970
EUR	35,333,133	CBNA	12/19/18	USD	41,245,760	(46,669)
EUR	35,333,133	CBNA	12/19/18	USD	41,238,126	(54,302)
EUR	35,333,133	CBNA	12/19/18	USD	41,575,988	283,560
EUR	35,333,133	CBNA	12/19/18	USD	41,624,149	331,721
EUR	35,333,133	CBNA	12/19/18	USD	41,166,181	(126,247)
EUR	35,333,133	CBNA	12/19/18	USD	41,402,153	109,725
EUR	35,333,133	CBNA	12/19/18	USD	41,161,992	(130,437)
EUR	35,333,132	CBNA	12/19/18	USD	41,580,050	287,623
EUR	35,333,132	CBNA	12/19/18	USD	41,341,085	48,658
EUR	35,333,132	CBNA	12/19/18	USD	41,468,398	175,971
EUR	35,333,132	CBNA	12/19/18	USD	41,309,135	16,708
EUR	17,000	CBNA	12/19/18	USD	20,059	192
GBP	16,982,167	CBNA	12/19/18	USD	21,945,361	(272,280)
GBP	16,982,167	CBNA	12/19/18	USD	21,938,330	(279,311)
GBP	16,982,167	CBNA	12/19/18	USD	21,987,782	(229,859)
GBP	16,982,167	CBNA	12/19/18	USD	22,189,835	(27,806)
GBP	16,982,167	CBNA	12/19/18	USD	21,876,634	(341,007)
GBP	16,982,167	CBNA	12/19/18	USD	22,041,361	(176,280)
GBP	16,982,167	CBNA	12/19/18	USD	22,054,742	(162,898)
GBP	16,982,166	CBNA	12/19/18	USD	22,007,531	(210,109)

BHFTI-33

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	16,982,166	CBNA	12/19/18	USD	22,189,749	$(27,891)
GBP	16,982,166	CBNA	12/19/18	USD	21,863,608	(354,032)
GBP	16,982,166	CBNA	12/19/18	USD	22,071,214	(146,426)
GBP	16,982,166	CBNA	12/19/18	USD	22,204,523	(13,116)
HKD	7,651,000	CBNA	12/19/18	USD	980,262	1,828
HKD	3,404,000	CBNA	12/19/18	USD	434,497	(817)
HKD	409,000	CBNA	12/19/18	USD	52,211	(93)
HKD	103,000	CBNA	12/19/18	USD	13,195	23
JPY	30,690,000	CBNA	12/19/18	USD	277,913	6,128
JPY	3,148,750	CBNA	12/19/18	USD	28,543	658
JPY	1,574,375	CBNA	12/19/18	USD	14,322	380
JPY	1,574,375	CBNA	12/19/18	USD	14,245	302
JPY	1,574,375	CBNA	12/19/18	USD	14,259	316
JPY	1,574,375	CBNA	12/19/18	USD	14,209	267
JPY	1,574,375	CBNA	12/19/18	USD	14,276	334
JPY	1,574,375	CBNA	12/19/18	USD	14,221	279

Net Unrealized Depreciation						$(1,189,861)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	10/11/18	18	USD	923,760	$(8,743)
Aluminum Futures	10/31/18	41	USD	2,114,575	(62,571)
Aluminum Futures	11/02/18	7	USD	361,200	4,276
Aluminum Futures	12/10/18	5	USD	259,416	3,151
Aluminum Futures	12/11/18	2	USD	103,775	(381)
Aluminum Futures	12/12/18	2	USD	103,784	890
Aluminum Futures	12/13/18	3	USD	155,687	1,178
Aluminum Futures	12/17/18	548	USD	28,434,350	(727,228)
Aluminum Futures	12/20/18	3	USD	155,175	2,755
Aluminum Futures	12/24/18	9	USD	464,474	3,748
Aluminum Futures	12/27/18	3	USD	154,738	491
Amsterdam AEX Index Futures	10/19/18	58	EUR	6,373,620	106,701
Australian 10 Year Treasury Bond Futures	12/17/18	1,237	AUD	159,391,210	(845,628)
CAC 40 Index Futures	10/19/18	386	EUR	21,189,470	664,251
Canada Government Bond 10 Year Futures	12/18/18	1,222	CAD	162,061,640	(1,704,666)
Copper Futures	12/27/18	564	USD	39,550,500	1,543,130
Cotton No. 2 Futures	12/06/18	30	USD	1,145,550	(142,542)
DAX Index Futures	12/21/18	58	EUR	17,750,175	301,264
Euro STOXX 50 Index Futures	12/21/18	1,630	EUR	55,208,100	1,116,871
Euro-Bund Futures	12/06/18	5,187	EUR	823,643,730	(9,601,350)
FTSE 100 Index Futures	12/21/18	780	GBP	58,394,700	2,260,355
FTSE JSE Top 40 Index Futures	12/20/18	453	ZAR	227,039,070	(224,106)
FTSE MIB Index Futures	12/21/18	42	EUR	4,343,010	(55,173)
Hang Seng China Enterprises Index Futures	10/30/18	252	HKD	139,406,400	153,326
Hang Seng Index Futures	10/30/18	23	HKD	32,058,550	19,369
IBEX 35 Index Futures	10/19/18	59	EUR	5,527,120	(11,438)
Japanese Government 10 Year Bond Futures	12/13/18	249	JPY	37,372,410,000	(474,297)
KOSPI 200 Index Futures	12/13/18	547	KRW	41,243,800,000	967,649
Lean Hogs Futures	12/14/18	464	USD	10,750,880	392,499
Live Cattle Futures	12/31/18	10	USD	475,400	9,235
MSCI Taiwan Index Futures	10/30/18	8	USD	328,480	(233)

BHFTI-34

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Nickel Futures	10/11/18	9	USD	675,961	$(65,958)
Nickel Futures	10/31/18	6	USD	451,418	(48,279)
Nickel Futures	11/02/18	3	USD	225,746	(11,081)
Nickel Futures	11/29/18	12	USD	905,030	(67,366)
Nickel Futures	11/30/18	1	USD	75,426	(5,067)
Nickel Futures	12/11/18	1	USD	75,499	1,666
Nickel Futures	12/12/18	1	USD	75,506	953
Nickel Futures	12/13/18	1	USD	75,512	(781)
Nickel Futures	12/17/18	246	USD	18,585,792	(1,048,434)
Nickel Futures	12/20/18	2	USD	151,115	1,580
Nickel Futures	12/24/18	2	USD	151,157	(3,715)
Nickel Futures	12/27/18	2	USD	151,189	(2,057)
Nickel Futures	12/28/18	1	USD	75,600	(602)
Russell 2000 Index Mini Futures	12/21/18	850	USD	72,284,000	(784,822)
S&P 500 Index E-Mini Futures	12/21/18	5,359	USD	782,146,050	3,685,160
S&P Midcap 400 Index E-Mini Futures	12/21/18	429	USD	86,881,080	(826,333)
S&P TSX 60 Index Futures	12/20/18	286	CAD	54,357,160	133,841
SPI 200 Index Futures	12/20/18	263	AUD	40,725,550	163,760
Soybean Futures	11/14/18	14	USD	591,850	4,697
Soybean Meal Futures	12/14/18	503	USD	15,542,700	(2,594,478)
Soybean Oil Futures	12/14/18	2	USD	34,788	755
Sugar No. 11 Futures	02/28/19	1,202	USD	15,077,888	(1,192,095)
TOPIX Index Futures	12/13/18	671	JPY	12,195,425,000	8,314,054
U.S. Treasury Note 10 Year Futures	12/19/18	9,771	USD	1,160,611,594	(14,238,514)
United Kingdom Long Gilt Bond Futures	12/27/18	900	GBP	108,846,000	(1,668,197)
Wheat Futures	12/14/18	21	USD	534,450	(30,961)
Zinc Futures	10/11/18	8	USD	530,528	19,842
Zinc Futures	10/31/18	6	USD	397,227	9,872
Zinc Futures	11/02/18	3	USD	198,594	5,460
Zinc Futures	11/29/18	12	USD	790,140	37,758
Zinc Futures	11/30/18	1	USD	65,800	3,547
Zinc Futures	12/10/18	2	USD	131,413	11,107
Zinc Futures	12/10/18	1	USD	75,492	1,389
Zinc Futures	12/12/18	2	USD	131,350	12,344
Zinc Futures	12/13/18	1	USD	65,650	5,972
Zinc Futures	12/17/18	247	USD	16,190,850	865,595
Zinc Futures	12/20/18	2	USD	131,000	9,094
Zinc Futures	12/24/18	1	USD	65,400	2,347
Zinc Futures	12/27/18	2	USD	130,700	3,244
Zinc Futures	12/28/18	1	USD	6,525	(56,878)

Futures Contracts—Short
Aluminum Futures	10/11/18	(18)	USD	(923,760)	8,137
Aluminum Futures	10/31/18	(41)	USD	(2,114,575)	58,645
Aluminum Futures	11/02/18	(7)	USD	(361,200)	(5,575)
Aluminum Futures	12/10/18	(5)	USD	(259,416)	(933)
Aluminum Futures	12/11/18	(2)	USD	(103,775)	(246)
Aluminum Futures	12/12/18	(2)	USD	(103,784)	(1,829)
Aluminum Futures	12/13/18	(3)	USD	(155,687)	(1,639)
Aluminum Futures	12/17/18	(27)	USD	(1,400,963)	(12,119)
Aluminum Futures	12/20/18	(3)	USD	(155,175)	(1,805)
Aluminum Futures	12/24/18	(9)	USD	(464,474)	(1,699)
Aluminum Futures	12/27/18	(3)	USD	(154,738)	(1,173)
Nickel Futures	10/11/18	(9)	USD	(675,961)	65,162
Nickel Futures	10/31/18	(6)	USD	(451,418)	49,306
Nickel Futures	11/02/18	(3)	USD	(225,746)	12,895

BHFTI-35

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Nickel Futures	11/29/18	(12)	USD	(905,030)	$69,815
Nickel Futures	11/30/18	(1)	USD	(75,426)	5,221
Nickel Futures	12/10/18	(1)	USD	(75,492)	(1,515)
Nickel Futures	12/11/18	(1)	USD	(75,499)	(1,584)
Nickel Futures	12/12/18	(1)	USD	(75,506)	(1,348)
Nickel Futures	12/13/18	(1)	USD	(75,512)	673
Nickel Futures	12/17/18	(12)	USD	(906,624)	6,540
Nickel Futures	12/20/18	(2)	USD	(151,115)	(206)
Nickel Futures	12/24/18	(2)	USD	(151,157)	3,757
Nickel Futures	12/27/18	(2)	USD	(151,189)	1,165
Nickel Futures	12/28/18	(1)	USD	(75,600)	252
Zinc Futures	10/11/18	(8)	USD	(530,528)	(15,352)
Zinc Futures	10/31/18	(6)	USD	(397,227)	(9,152)
Zinc Futures	11/02/18	(3)	USD	(198,594)	(4,015)
Zinc Futures	11/29/18	(12)	USD	(790,140)	(34,769)
Zinc Futures	11/30/18	(1)	USD	(65,800)	(3,215)
Zinc Futures	12/10/18	(2)	USD	(131,413)	(11,410)
Zinc Futures	12/12/18	(2)	USD	(131,350)	(13,318)
Zinc Futures	12/13/18	(1)	USD	(65,650)	(6,028)
Zinc Futures	12/17/18	(12)	USD	(786,600)	(49,289)
Zinc Futures	12/20/18	(2)	USD	(131,000)	(8,607)
Zinc Futures	12/24/18	(1)	USD	(65,400)	(2,215)
Zinc Futures	12/27/18	(2)	USD	(130,700)	(4,436)
Zinc Futures	12/28/18	(1)	USD	(6,525)	58,077

Net Unrealized Depreciation					$(15,512,630)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
10/30/18	CBNA	Brent Crude Futures	USD	31,040,350	$1,886,190	$—	$1,886,190
10/30/18	MLI	Brent Crude Futures	USD	25,216,080	1,588,440	—	1,588,440
12/18/18	BOA	Canada Government Bond 10 Year Futures	CAD	11,965,489	(125,660)	—	(125,660)
11/09/18	CBNA	Coffee “C” Futures	USD	391,911	(7,724)	—	(7,724)
11/09/18	MLI	Coffee “C” Futures	USD	14,153,737	(1,091,362)	—	(1,091,362)
10/04/18	MLI	Commodity Excess-Return Index (a)	USD	608,741,640	19,157,047	—	19,157,047
11/23/18	CBNA	Corn No. 2 Futures	USD	23,547,554	(1,495,679)	—	(1,495,679)
11/23/18	MLI	Corn No. 2 Futures	USD	18,480,394	(970,706)	—	(970,706)
11/09/18	CBNA	Cotton No. 2 Futures	USD	7,906,700	(1,415,250)	—	(1,415,250)
11/09/18	MLI	Cotton No. 2 Futures	USD	1,680,910	(268,065)	—	(268,065)
10/19/18	CBNA	Crude Oil Futures	USD	27,358,880	2,234,120	—	2,234,120
10/19/18	MLI	Crude Oil Futures	USD	23,845,440	2,085,060	—	2,085,060
12/06/18	BOA	Euro Bund Futures	EUR	48,544,175	(500,187)	—	(500,187)
11/30/18	CBNA	Gold 100 oz. Futures	USD	37,870,215	(907,635)	—	(907,635)
11/30/18	MLI	Gold 100 oz. Futures	USD	32,671,850	(972,550)	—	(972,550)
10/30/18	GSI	Hang Seng China Enterprises Index Futures	HKD	186,329,412	295,310	—	295,310
10/30/18	MLI	Hang Seng China Enterprises Index Futures	HKD	282,338,456	680,289	—	680,289
10/30/18	GSI	Hang Seng Index Futures	HKD	13,851,406	11,125	—	11,125
10/30/18	MLI	Hang Seng Index Futures	HKD	75,563,838	140,248	—	140,248
10/17/18	MLI	Ibovespa Futures	BRL	54,804,523	378,076	—	378,076
12/13/18	BOA	Japanese Government 10 Year Bond Futures	JPY	13,377,545,500	(171,937)	—	(171,937)
12/07/18	MLI	Live Cattle Futures	USD	26,062,685	797,415	—	797,415
12/27/18	BOA	Long U.K. Gilt Futures	GBP	64,638,077	(1,018,942)	—	(1,018,942)

BHFTI-36

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Total Return Swaps —(Continued)

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
10/30/18	GSI	MSCI Taiwan Stock Index Futures	USD	4,184,380	$3,740	$—	$3,740
10/30/18	MLI	MSCI Taiwan Stock Index Futures	USD	24,463,419	8,341	—	8,341
10/30/18	CBNA	NY Harbor ULSD Futures	USD	14,307,064	685,760	—	685,760
10/30/18	MLI	NY Harbor ULSD Futures	USD	11,281,775	554,665	—	554,665
10/29/18	CBNA	Natural Gas Futures	USD	34,462,145	2,476,095	—	2,476,095
10/29/18	MLI	Natural Gas Futures	USD	17,478,570	1,381,590	—	1,381,590
10/30/18	CBNA	RBOB Gasoline Future	USD	14,915,842	764,450	—	764,450
10/30/18	MLI	RBOB Gasoline Future	USD	11,184,025	641,894	—	641,894
11/30/18	CBNA	Silver Futures	USD	10,233,218	(81,938)	—	(81,938)
11/30/18	MLI	Silver Futures	USD	9,786,480	(76,560)	—	(76,560)
10/26/18	CBNA	Soybean Futures	USD	24,999,634	(3,439,384)	—	(3,439,384)
10/26/18	MLI	Soybean Futures	USD	12,683,713	(1,776,763)	—	(1,776,763)
11/23/18	CBNA	Soybean Oil Futures	USD	8,556,994	(642,724)	—	(642,724)
11/23/18	MLI	Soybean Oil Futures	USD	7,789,272	(622,944)	—	(622,944)
02/15/19	CBNA	Sugar No. 11 Futures	USD	1,361,965	(95,021)	—	(95,021)
02/15/19	MLI	Sugar No. 11 Futures	USD	429,542	(28,134)	—	(28,134)
11/23/18	CBNA	Soybean Meal Futures	USD	3,573,896	(483,896)	—	(483,896)
12/21/18	MLI	Swiss Market Index Futures	CHF	34,695,594	581,970	—	581,970
12/19/18	BOA	U.S. Treasury Note 10 Year Futures	USD	975,541,824	(11,869,542)	—	(11,869,542)
11/23/18	CBNA	KC Hard Red Winter Wheat Futures	USD	7,344,437	(1,209,437)	—	(1,209,437)
11/23/18	CBNA	Wheat Futures	USD	26,288,986	(3,689,386)	—	(3,689,386)
11/23/18	MLI	KC Hard Red Winter Wheat Futures	USD	4,236,725	(632,412)	—	(632,412)
11/23/18	MLI	Wheat Futures	USD	1,683,581	(232,931)	—	(232,931)

Totals					$2,525,056	$—	$2,525,056

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of September 30, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$66,341,059	10.9%
Brent Crude	57,345,253	9.4%
Natural Gas	53,911,381	8.9%
WTI Crude	53,595,728	8.8%
Corn No. 2 Yellow	38,194,671	6.3%
Copper Comex	38,169,884	6.3%
Soybeans	31,865,492	5.2%
RBOB Gasoline	26,565,840	4.4%
LME Primary Aluminum	26,379,118	4.3%
Live Cattle	26,009,639	4.3%
Heating Oil	25,862,618	4.2%
Wheat	23,640,524	3.9%
Silver	19,191,604	3.2%
Soybean Meal	17,888,102	2.9%
LME Primary Nickel	17,010,358	2.8%
Sugar No. 11	16,124,864	2.6%
Zinc	14,970,681	2.5%
Soybean Oil	14,486,785	2.4%
Coffee “C”	12,755,059	2.1%
Lean Hogs	10,335,727	1.7%
KC Hard Red Winter Wheat	9,360,683	1.5%
Cotton No. 2	8,736,570	1.4%

	$608,741,640	100%

BHFTI-37

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$993,228,332	$—	$993,228,332
Total Foreign Government*	—	671,096,282	—	671,096,282
Short-Term Investments
Mutual Funds	993,208,243	—	—	993,208,243
U.S. Treasury	—	582,768,229		582,768,229
Total Short-Term Investments	993,208,243	582,768,229	—	1,575,976,472
Total Investments	$993,208,243	$2,247,092,843	$—	$3,240,301,086

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,798,734	$—	$1,798,734
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,988,595)	—	(2,988,595)
Total Forward Contracts	$—	$(1,189,861)	$—	$(1,189,861)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$21,184,821	$—	$—	$21,184,821
Futures Contracts (Unrealized Depreciation)	(36,697,451)	—	—	(36,697,451)
Total Futures Contracts	$(15,512,630)	$—	$—	$(15,512,630)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$36,351,825	$—	$36,351,825
OTC Swap Contracts at Value (Liabilities)	—	(33,826,769)	—	(33,826,769)
Total OTC Swap Contracts	$—	$2,525,056	$—	$2,525,056

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-38

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—61.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—61.9%
Consumer Discretionary Select Sector SPDR Fund (a)	977,406	$114,571,531
Consumer Staples Select Sector SPDR Fund (a)	1,766,536	95,269,287
Energy Select Sector SPDR Fund (a)	1,262,223	95,600,770
Financial Select Sector SPDR Fund (a)	9,948,927	274,391,407
Health Care Select Sector SPDR Fund (a)	2,169,308	206,409,656
Industrial Select Sector SPDR Fund (a)	1,245,540	97,650,336
Invesco QQQ Trust (a)	1,812,649	336,772,058
iShares Core MSCI EAFE ETF (a) (b)	6,763,677	433,416,422
iShares Core U.S. Aggregate Bond ETF (a) (b)	3,582,306	378,004,929
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	443,422,926
iShares Intermediate-Term Corporate Bond ETF (b)	2,347,254	124,639,187
iShares MSCI EAFE Fund (b)	3,933,378	267,430,370
iShares MSCI Japan Fund (a) (b)	744,558	44,844,728
iShares Short-Term Corporate Bond ETF (b)	9,237,898	478,800,253
iShares U.S. Real Estate ETF (a) (b)	1,881,244	150,537,145
Materials Select Sector SPDR Fund (a)	837,227	48,500,560
Real Estate Select Sector SPDR Fund (a)	1,576,786	51,418,991
Technology Select Sector SPDR Fund (a)	3,093,575	233,039,005
Utilities Select Sector SPDR Fund (a)	1,130,927	59,543,307
Vanguard Short-Term Corporate Bond ETF	1,458,405	113,988,935
Vanguard Total Bond Market ETF	4,054,739	319,107,959

Total Mutual Funds (Cost $3,911,213,394)		4,367,359,762

Short-Term Investments—33.9%

Mutual Fund—2.6%
SSGA USD Liquidity Fund, S2 Shares, 2.183% (c)	185,734,781	185,734,781

Repurchase Agreement—31.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $2,204,892,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/29/24 - 07/31/24, and an aggregate market value of $2,248,814,601.	2,204,708,355	2,204,708,355

Total Short-Term Investments (Cost $2,390,443,136)		2,390,443,136

Securities Lending Reinvestments (d)—23.2%

Bank Note—0.1%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (e)	7,000,000	7,000,000

Certificates of Deposit—8.0%
Banco Del Estado De Chile New York 2.398%, 1M LIBOR + 0.240%, 01/17/19 (e)	7,000,000	7,001,764
2.419%, 3M LIBOR + 0.100%, 11/14/18 (e)	2,500,000	2,499,958
Banco Santander S.A. 2.340%, 11/07/18	9,999,746	10,000,820

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal Zero Coupon, 10/31/18	9,978,687	$9,980,625
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (e)	15,000,000	14,999,970
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (e)	44,500,000	44,490,966
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (e)	25,000,000	25,014,675
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (e)	10,000,000	10,002,970
Chiba Bank, Ltd., New York 2.240%, 11/09/18	18,000,000	17,999,514
2.300%, 11/19/18	8,000,000	7,999,744
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (e)	10,000,000	10,000,749
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (e)	3,000,000	3,000,120
Credit Industriel et Commercial Zero Coupon, 01/25/19	17,079,047	17,162,119
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (e)	8,000,000	8,003,784
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	20,000,000	20,000,260
2.500%, 11/15/18	10,000,000	9,999,760
2.530%, 12/24/18	10,000,000	9,999,780
KBC Bank NV 2.400%, 12/27/18	15,000,000	15,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	26,000,000	26,000,052
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	12,891,574	12,894,260
Mizuho Bank, Ltd. 2.571%, 1M LIBOR + 0.440%, 10/11/18 (e)	20,000,000	20,000,500
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (e)	4,500,000	4,499,645
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	19,500,000	19,498,927
2.381%, 1M LIBOR + 0.250%, 01/11/19 (e)	26,250,000	26,258,662
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (e)	22,000,000	21,997,426
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (e)	20,000,000	19,999,060
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (e)	10,500,000	10,498,772
2.351%, 1M LIBOR + 0.220%, 01/11/19 (e)	11,000,000	11,002,035
Sumitomo Mitsui Trust Bank, Ltd. 2.443%, 3M LIBOR + 0.110%, 10/11/18 (e)	15,000,000	15,000,105
2.502%, 1M LIBOR + 0.320%, 11/21/18 (e)	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (e)	30,000,000	30,000,000
Svenska Handelsbanken AB 2.546%, 3M LIBOR + 0.210%, 01/03/19 (e)	4,000,422	4,000,738
2.554%, 1M LIBOR + 0.450%, 04/03/19 (e)	14,000,000	14,020,650
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,500,000	5,500,000

BHFTI-39

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (e)	30,000,000	$30,003,420
2.475%, 3M LIBOR + 0.140%, 10/26/18 (e)	40,000,000	40,006,636
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (e)	10,000,000	10,005,311

		566,343,777

Commercial Paper—1.9%
Bank of China, Ltd. 2.510%, 11/02/18	5,961,932	5,986,800
2.550%, 10/19/18	30,312,044	30,460,838
2.550%, 12/20/18	12,420,313	12,428,088
LMA S.A. & LMA Americas 2.470%, 11/13/18	6,915,951	6,979,763
Mont Blanc Capital Corp. 2.310%, 12/14/18	4,970,483	4,974,505
Nieuw Amsterdam Receivables Corp. 2.170%, 10/17/18	16,418,444	16,481,437
Sheffield Receivables Co. 2.490%, 11/26/18	11,843,130	11,953,908
Starbird Funding Corp. 2.280%, 11/08/18	2,982,900	2,992,338
Victory Receivables Corp. 2.320%, 12/18/18	24,855,000	24,867,600
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (e)	15,000,000	15,008,310

		132,133,587

Master Demand Notes—0.5%
Natixis Financial Products LLC 2.400%, OBFR + 0.230%, 10/01/18 (e)	20,000,000	20,000,000
2.420%, OBFR + 0.250%, 10/01/18 (e)	16,000,000	16,000,000

		36,000,000

Repurchase Agreements—9.8%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $56,083,058; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $58,512,876.	55,500,000	55,500,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $43,306,972; collateralized by various Common Stock with an aggregate market value of $47,300,005.	43,000,000	43,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $15,799,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $15,300,000.	15,000,000	15,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $3,000,563; collateralized by Foreign Obligations with rates ranging from 1.750% - 2.625%, maturity dates ranging from 04/01/19 - 07/27/26, and an aggregate market value of $3,060,009.	3,000,000	$3,000,000
Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $27,072,960; collateralized by various Common Stock with an aggregate market value of $30,059,709.	27,000,000	27,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $252,696; collateralized by various Common Stock with an aggregate market value of $276,129.	248,022	248,022
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $5,019,831; collateralized by various Common Stock with an aggregate market value of $5,556,229.	5,000,000	5,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $10,793,860; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $10,999,325.	10,791,881	10,791,881
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $5,830,782; collateralized by various Common Stock with an aggregate market value of $6,050,001.	5,500,000	5,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $144,569,400; collateralized by various Common Stock with an aggregate market value of $158,980,961.	144,500,000	144,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $5,064,675; collateralized by various Common Stock with an aggregate market value of $5,563,276.	5,000,000	5,000,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $49,556,401; collateralized by various Common Stock with an aggregate market value of $54,858,286.	49,300,000	49,300,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $96,744,244; collateralized by various Common Stock with an aggregate market value of $107,101,624.	96,250,000	96,250,000
Societe Generale Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $10,124,483; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000

BHFTI-40

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,264,972; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,388,281.	1,249,974	$1,249,974
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $42,136,945; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $46,536,168.	41,900,000	41,900,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $64,707,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $71,081,497.	64,000,000	64,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $111,563,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $122,726,648.	110,500,000	110,500,000

		687,739,877

Time Deposits—2.9%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	54,000,000	54,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	41,100,000	41,100,000
DZ Bank AG 2.150%, 10/01/18	25,000,000	25,000,000
Nordea Bank New York 2.140%, 10/01/18	20,000,000	20,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Skandinaviska Enskilda Banken 2.130%, 10/01/18	25,000,000	$25,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	20,000,000	20,000,000
United of Omaha Life Insurance 2.434%, 3M LIBOR + 0.100%, 11/02/18 (e)	17,000,000	17,000,000

		202,100,000

Total Securities Lending Reinvestments (Cost $1,631,262,036)		1,631,317,241

Total Investments—119.0% (Cost $7,932,918,566)		8,389,120,139
Other assets and liabilities (net)—(19.0)%		(1,339,202,005)

Net Assets—100.0%		$7,049,918,134

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $1,595,673,915 and the collateral received consisted of cash in the amount of $1,630,719,550. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2018.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	97,641,191	JPMC	12/19/18	USD	70,564,020	$57,767
AUD	385,000,000	JPMC	12/19/18	USD	278,234,495	227,777
CHF	88,827,000	UBSA	12/19/18	USD	92,583,482	(1,400,098)
DKK	171,649,000	GSI	12/19/18	USD	27,064,269	(152,295)
EUR	275,070,000	JPMC	12/19/18	USD	323,524,956	(2,061,580)
EUR	307,587,950	JPMC	12/19/18	USD	361,771,105	(2,305,293)
GBP	134,917,420	UBSA	12/19/18	USD	177,260,443	(749,000)
HKD	301,422,000	HSBC	12/19/18	USD	38,466,108	80,670
JPY	21,555,791,089	GSI	12/19/18	USD	194,782,946	(3,889,009)
SEK	129,892,026	DBAG	12/19/18	USD	14,605,326	109,998
SGD	23,561,000	HSBC	12/19/18	USD	17,239,222	24,779

BHFTI-41

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	8,951,195	UBSA	12/19/18	USD	10,518,594	$57,688
GBP	17,555,962	UBSA	12/19/18	USD	23,156,718	188,385
JPY	8,000,000,000	GSI	12/19/18	USD	72,289,788	1,443,328
JPY	1,171,893,267	GSI	12/19/18	USD	10,497,064	119,003

Net Unrealized Depreciation						$(8,247,880)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	10/19/18	427	EUR	46,923,030	$638,411
CAC 40 Index Futures	10/19/18	988	EUR	54,236,260	1,678,600
DAX Index Futures	12/21/18	148	EUR	45,293,550	844,850
Euro STOXX 50 Index Futures	12/21/18	4,238	EUR	143,541,060	3,146,882
FTSE 100 Index Futures	12/21/18	1,836	GBP	137,452,140	5,123,888
FTSE MIB Index Futures	12/21/18	158	EUR	16,337,990	(38,922)
Hang Seng Index Futures	10/30/18	231	HKD	321,979,350	113,603
IBEX 35 Index Futures	10/19/18	213	EUR	19,953,840	(41,369)
MSCI Singapore Index Futures	10/30/18	586	SGD	21,696,650	263,138
Nikkei 225 Index Futures	12/13/18	1,716	JPY	41,389,920,000	29,904,298
OMX Stockholm 30 Index Futures	10/19/18	1,785	SEK	296,310,000	422,430
Russell 2000 Index Mini Futures	12/21/18	4,084	USD	347,303,360	(3,930,522)
S&P 500 Index E-Mini Futures	12/21/18	615	USD	89,759,250	250,129
SPI 200 Index Futures	12/20/18	639	AUD	98,949,150	289,610
TOPIX Index Futures	12/13/18	878	JPY	15,957,650,000	6,576,539
U.S. Treasury Long Bond Futures	12/19/18	2,016	USD	283,248,000	(8,343,583)
U.S. Treasury Note 2 Year Futures	12/31/18	310	USD	65,327,657	(179,668)
U.S. Treasury Note 5 Year Futures	12/31/18	2,328	USD	261,845,439	(1,853,564)
U.S. Treasury Note Ultra 10 Year Futures	12/19/18	3,709	USD	467,334,000	1,177,289

Futures Contracts—Short
S&P 500 Index E-Mini Futures	12/21/18	(965)	USD	(140,841,750)	(419,485)
U.S. Treasury Note 10 Year Futures	12/19/18	(3,338)	USD	(396,491,813)	(755,717)
U.S. Treasury Ultra Long Bond Futures	12/19/18	(2,558)	USD	(394,651,438)	15,880,228

Net Unrealized Appreciation					$50,747,065

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
2.185%	Quarterly	02/26/19	JPMC	S&P GSCI Commodity Index	USD	289,166,885	$11,360,574	$—	$11,360,574
1.000%	Annually	12/21/18	UBSA	MSCI Switzerland Net Return Index	CHF	90,327,774	930,129	—	930,129

Totals							$12,290,703	$—	$12,290,703

Securities in the amount of $1,129,164 have been received at the custodian bank and are held as collateral for OTC swap contracts.

BHFTI-42

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.470%	Semi-Annually	01/08/28	USD	260,000,000	$(14,026,909)	$4,077	$(14,030,986)
Pay	3M LIBOR	Quarterly	2.495%	Semi-Annually	01/10/28	USD	298,000,000	(15,471,248)	4,673	(15,475,921)
Pay	3M LIBOR	Quarterly	2.550%	Semi-Annually	01/16/28	USD	302,000,000	(14,369,963)	4,735	(14,374,698)
Pay	3M LIBOR	Quarterly	2.560%	Semi-Annually	01/11/28	USD	285,573,598	(13,321,866)	4,478	(13,326,344)
Pay	3M LIBOR	Quarterly	2.570%	Semi-Annually	01/12/28	USD	320,000,000	(14,676,470)	5,018	(14,681,488)
Pay	3M LIBOR	Quarterly	2.570%	Semi-Annually	01/16/28	USD	312,000,000	(14,337,448)	4,892	(14,342,340)
Pay	3M LIBOR	Quarterly	2.575%	Semi-Annually	01/18/28	USD	321,000,000	(14,620,764)	5,033	(14,625,797)
Pay	3M LIBOR	Quarterly	2.610%	Semi-Annually	01/19/28	USD	134,000,000	(5,725,057)	2,101	(5,727,158)

Totals								$(106,549,725)	$35,007	$(106,584,732)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-43

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2		Level 3	Total
Mutual Funds
Investment Company Securities	$4,367,359,762		$—	$—	$4,367,359,762
Short-Term Investments
Mutual Fund	185,734,781		—	—	185,734,781
Repurchase Agreement	—		2,204,708,355	—	2,204,708,355
Total Short-Term Investments	185,734,781		2,204,708,355	—	2,390,443,136
Total Securities Lending Reinvestments*	—		1,631,317,241	—	1,631,317,241
Total Investments	$4,553,094,543		$3,836,025,596	$—	$8,389,120,139

Collateral for Securities Loaned (Liability)	$—		$(1,630,719,550)	$—	$(1,630,719,550)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—		$2,309,395	$—	$2,309,395
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—		(10,557,275)	—	(10,557,275)
Total Forward Contracts	$—		$(8,247,880)	$—	$(8,247,880)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$66,309,895		$—	$—	$66,309,895
Futures Contracts (Unrealized Depreciation)	(15,562,830)		—	—	(15,562,830)
Total Futures Contracts	$50,747,065	$		$—	$50,747,065
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—		$(106,584,732)	$—	$(106,584,732)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—		$12,290,703	$—	$12,290,703

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-44

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—79.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
Acosta, Inc. 7.750%, 10/01/22 (144A)	323,000	$109,820
Clear Channel International B.V. 8.750%, 12/15/20 (144A)	1,233,000	1,272,703
MDC Partners, Inc. 6.500%, 05/01/24 (144A) (a)	802,000	709,770

		2,092,293

Aerospace/Defense—2.1%
Arconic, Inc. 5.125%, 10/01/24	1,313,000	1,321,850
5.900%, 02/01/27	443,000	450,801
BBA U.S. Holdings, Inc. 5.375%, 05/01/26 (144A)	606,000	608,272
Bombardier, Inc. 5.750%, 03/15/22 (144A)	145,000	145,816
6.000%, 10/15/22 (144A)	27,000	27,068
6.125%, 01/15/23 (144A)	2,260,000	2,269,887
7.450%, 05/01/34 (144A)	316,000	320,740
7.500%, 12/01/24 (144A)	1,926,000	2,031,930
7.500%, 03/15/25 (144A)	2,392,000	2,466,750
7.750%, 03/15/20 (144A)	198,000	207,034
8.750%, 12/01/21 (144A)	1,033,000	1,142,343
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	443,000	456,423
Pioneer Holdings LLC / Pioneer Finance Corp. 9.000%, 11/01/22 (144A)	362,000	373,765
TransDigm UK Holdings plc 6.875%, 05/15/26 (144A)	1,633,000	1,675,866
TransDigm, Inc. 6.500%, 07/15/24	772,000	790,914
6.500%, 05/15/25	154,000	156,887

		14,446,346

Airlines—0.0%
Virgin Australia Pass-Through Trust 7.125%, 10/23/18 (144A)	196,876	196,876

Apparel—0.0%
PVH Corp. 3.125%, 12/15/27 (EUR)	220,000	253,745

Auto Manufacturers—0.6%
Allison Transmission, Inc. 5.000%, 10/01/24 (144A)	36,000	35,820
Fiat Chrysler Automobiles NV 3.750%, 03/29/24 (EUR)	200,000	252,719
Fiat Chrysler Finance Europe S.A. 4.750%, 07/15/22 (EUR)	100,000	130,618
6.750%, 10/14/19 (EUR)	110,000	136,272
General Motors Financial Co., Inc. 5.750%, 3M LIBOR + 3.598%, 09/30/27 (b)	808,000	765,580
Jaguar Land Rover Automotive plc 4.500%, 01/15/26 (EUR)	101,000	114,473

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
JB Poindexter & Co., Inc. 7.125%, 04/15/26 (144A)	227,000	$235,513
Navistar International Corp. 6.625%, 11/01/25 (144A)	617,000	641,680
Tesla, Inc. 5.300%, 08/15/25 (144A) (a)	1,194,000	1,005,945
Volvo Car AB 2.000%, 01/24/25 (EUR)	200,000	227,229
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	489,915

		4,035,764

Auto Parts & Equipment—0.4%
Adient Global Holdings, Ltd. 3.500%, 08/15/24 (EUR)	200,000	216,118
Adler Pelzer Holding GmbH 4.125%, 04/01/24 (EUR)	175,000	203,418
Faurecia S.A. 3.625%, 06/15/23 (EUR)	100,000	120,517
Federal-Mogul LLC / Federal-Mogul Financing Corp. 5.000%, 07/15/24 (EUR)	332,000	410,100
GKN Holdings, Ltd. 3.375%, 05/12/32 (GBP)	200,000	256,770
Goodyear Dunlop Tires Europe B.V. 3.750%, 12/15/23 (EUR)	131,000	155,738
IHO Verwaltungs GmbH 2.750%, 3.500% PIK, 09/15/21 (EUR) (c)	100,000	117,566
3.250%, 4.000% PIK, 09/15/23 (EUR) (c)	300,000	358,475
3.750%, 4.500% PIK, 09/15/26 (EUR) (c)	250,000	299,478
4.500%, 5.250% PIK, 09/15/23 (144A) (c)	200,000	193,772
4.750%, 5.500% PIK, 09/15/26 (144A) (c)	270,000	254,475
LKQ Italia Bondco S.p.A. 3.875%, 04/01/24 (EUR)	200,000	246,038

		2,832,465

Banks—2.8%
Allied Irish Banks plc 4.125%, 5Y EUR Swap + 3.950%, 11/26/25 (EUR) (b)	225,000	276,780
Banco BPM S.p.A. 2.750%, 07/27/20 (EUR)	400,000	469,713
4.250%, 01/30/19 (EUR)	100,000	117,099
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (d)	400,000	139,326
4.750%, 01/15/18 (EUR) (d)	1,000,000	333,802
Bank of America Corp. 5.125%, 3M LIBOR + 3.387%, 06/17/19 (b)	690,000	695,175
6.100%, 3M LIBOR + 3.898%, 03/17/25 (b)	879,000	921,851
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	1,160,000	1,223,800
6.500%, 3M LIBOR + 4.174%, 10/23/24 (a) (b)	1,087,000	1,173,960
Bank of Ireland 4.250%, 5Y EUR Swap + 3.550%, 06/11/24 (EUR) (b)	320,000	380,203
Bankia S.A. 3.375%, 5Y EUR Swap + 3.350%, 03/15/27 (EUR) (b)	100,000	120,026
4.000%, 5Y EUR Swap + 3.166%, 05/22/24 (EUR) (b)	300,000	354,937

BHFTI-45

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays plc 2.625%, 5Y EUR Swap + 2.450%, 11/11/25 (EUR) (b)	100,000	$117,611
4.375%, 09/11/24	1,330,000	1,282,895
5.200%, 05/12/26	400,000	393,024
CaixaBank S.A. 3.500%, 5Y EUR Swap + 3.350%, 02/15/27 (EUR) (b)	100,000	122,609
CIT Group, Inc. 5.250%, 03/07/25	283,000	288,660
5.800%, 3M LIBOR + 3.972%, 06/15/22 (a) (b)	569,000	560,465
6.000%, 04/01/36	1,550,000	1,445,375
6.125%, 03/09/28	222,000	231,990
Citigroup, Inc. 5.950%, 3M LIBOR + 4.095%, 08/15/20 (b)	425,000	437,559
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	122,741
Goldman Sachs Group, Inc. (The) 5.000%, 3M LIBOR + 2.874%, 11/10/22 (b)	526,000	495,097
Hongkong & Shanghai Banking Corp., Ltd. (The) 2.563%, 3M LIBOR + 0.000%, 10/27/18 (b)	100,000	76,670
IKB Deutsche Industriebank AG 4.000%, 5Y EUR Swap + 3.617%, 01/31/28 (EUR) (b)	100,000	118,137
Intesa Sanpaolo S.p.A. 6.625%, 09/13/23 (EUR)	400,000	538,330
JPMorgan Chase & Co. 5.000%, 3M LIBOR + 3.320%, 07/01/19 (b)	350,000	352,625
5.300%, 3M LIBOR + 3.800%, 05/01/20 (a) (b)	2,335,000	2,387,537
6.100%, 3M LIBOR + 3.330%, 10/01/24 (b)	1,307,000	1,352,745
6.125%, 3M LIBOR + 3.330%, 04/30/24 (b)	243,000	253,055
Morgan Stanley 5.550%, 3M LIBOR + 3.810%, 07/15/20 (b)	345,000	354,142
National Westminster Bank plc 2.625%, 3M LIBOR + 0.250%, 11/28/18 (b)	100,000	80,996
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	238,000	254,958
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	200,000	239,042
5.750%, 5Y EUR Swap + 4.100%, 10/28/25 (EUR) (b)	150,000	184,288
6.950%, 10/31/22 (EUR)	200,000	266,985
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (a) (b)	1,335,000	1,404,273
5.900%, 3M LIBOR + 3.110%, 06/15/24 (a) (b)	180,000	182,700

		19,751,181

Building Materials—0.5%
American Woodmark Corp. 4.875%, 03/15/26 (144A) (a)	220,000	210,238
BMBG Bond Finance SCA 3.000%, 06/15/21 (EUR)	100,000	117,446
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	764,000	772,595
Jeld-Wen, Inc. 4.625%, 12/15/25 (144A)	311,000	286,897
4.875%, 12/15/27 (144A)	40,000	36,450
Masonite International Corp. 5.750%, 09/15/26 (144A)	354,000	354,885

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Norbord, Inc. 6.250%, 04/15/23 (144A)	540,000	$562,950
PGT Escrow Issuer, Inc. 6.750%, 08/01/26 (144A)	235,000	243,812
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	112,000	111,860
Titan Global Finance plc 2.375%, 11/16/24 (EUR)	200,000	226,656
3.500%, 06/17/21 (EUR)	100,000	121,156
USG Corp. 4.875%, 06/01/27 (144A) (a)	234,000	236,576

		3,281,521

Chemicals—3.0%
Alpha 2 B.V. 8.750%, 9.500% PIK, 06/01/23 (144A) (c)	574,000	582,610
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A) (a)	1,675,000	1,667,127
Axalta Coating Systems Dutch Holding B.V. 3.750%, 01/15/25 (EUR)	110,000	131,552
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A)	459,000	449,820
Blue Cube Spinco LLC 9.750%, 10/15/23	775,000	876,719
10.000%, 10/15/25	846,000	972,900
CF Industries, Inc. 4.950%, 06/01/43 (a)	423,000	374,355
5.150%, 03/15/34	225,000	214,313
Chemours Co. (The) 4.000%, 05/15/26 (EUR)	483,000	561,432
5.375%, 05/15/27	955,000	921,575
6.625%, 05/15/23	91,000	95,058
Hexion, Inc. 6.625%, 04/15/20	406,000	381,640
10.375%, 02/01/22 (144A)	448,000	435,680
INEOS Finance plc 4.000%, 05/01/23 (EUR)	132,000	156,394
INEOS Group Holdings S.A. 5.375%, 08/01/24 (EUR)	100,000	122,051
Momentive Performance Materials, Inc. 3.880%, 10/24/21	1,802,000	1,948,412
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	641,000	617,123
OCI NV 5.000%, 04/15/23 (EUR)	110,000	134,574
Olin Corp. 5.125%, 09/15/27	172,000	165,550
Platform Specialty Products Corp. 5.875%, 12/01/25 (144A) (a)	2,579,000	2,544,880
6.500%, 02/01/22 (144A)	4,644,000	4,748,490
PQ Corp. 5.750%, 12/15/25 (144A)	1,201,000	1,191,993
6.750%, 11/15/22 (144A)	588,000	610,785
PSPC Escrow Corp. 6.000%, 02/01/23 (EUR)	138,000	167,829

BHFTI-46

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Solvay Finance S.A. 5.118%, 5Y EUR Swap + 4.889%, 06/02/21 (EUR) (b)	200,000	$255,436
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 6.500%, 10/01/26 (EUR)	124,000	145,424
8.000%, 10/01/26 (144A)	443,000	449,091

		20,922,813

Coal—0.3%
CONSOL Energy, Inc. 11.000%, 11/15/25 (144A)	1,106,000	1,252,545
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25 (144A)	649,000	668,470

		1,921,015

Commercial Services—3.3%
AA Bond Co., Ltd. 4.875%, 07/31/43 (GBP)	100,000	130,378
ADT Security Corp. (The) 3.500%, 07/15/22	691,000	653,859
4.125%, 06/15/23 (a)	318,000	304,081
4.875%, 07/15/32 (144A)	945,000	764,977
APX Group, Inc. 7.875%, 12/01/22 (a)	331,000	337,620
8.750%, 12/01/20 (a)	558,000	558,000
Ashtead Capital, Inc. 5.250%, 08/01/26 (144A)	521,000	526,340
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 06/01/22 (144A) (a)	757,000	776,966
Avis Budget Finance plc 4.750%, 01/30/26 (EUR)	265,000	307,678
Blitz F18-674 GmbH 6.000%, 07/30/26 (EUR)	100,000	117,119
Carriage Services, Inc. 6.625%, 06/01/26 (144A)	273,000	279,143
Cognita Financing plc 7.750%, 08/15/21 (GBP)	125,000	166,184
EC Finance plc 2.375%, 11/15/22 (EUR)	200,000	232,211
Financial & Risk U.S. Holdings, Inc. 4.500%, 05/15/26 (EUR)	188,000	216,553
4.500%, 05/15/26 (144A) (EUR)	895,000	1,033,944
6.250%, 05/15/26 (144A)	700,000	699,563
6.875%, 11/15/26 (EUR)	100,000	116,273
8.250%, 11/15/26 (144A)	1,440,000	1,431,274
Flexi-Van Leasing, Inc. 10.000%, 02/15/23 (144A)	219,000	190,530
Gartner, Inc. 5.125%, 04/01/25 (144A)	418,000	420,245
Graham Holdings Co. 5.750%, 06/01/26 (144A)	384,000	393,120
Herc Rentals, Inc. 7.500%, 06/01/22 (144A)	162,000	171,315
7.750%, 06/01/24 (144A)	319,000	343,263

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Hertz Corp. (The) 7.625%, 06/01/22 (144A)	908,000	$896,650
Hertz Holdings Netherlands B.V. 5.500%, 03/30/23 (EUR)	177,000	209,804
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	110,000	136,205
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	2,853,000	2,874,397
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	270,000	289,124
Loxam SAS 3.500%, 05/03/23 (EUR)	224,000	268,892
6.000%, 04/15/25 (EUR)	100,000	124,116
Matthews International Corp. 5.250%, 12/01/25 (144A)	23,000	22,253
Nexi Capital S.p.A. 3.625%, 3M EURIBOR + 3.625%, 05/01/23 (EUR) (b)	109,000	126,299
4.125%, 11/01/23 (EUR)	100,000	116,976
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (a)	196,000	192,080
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	743,000	725,161
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.250%, 05/15/23 (144A)	2,326,000	2,487,657
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	377,000	376,812
Service Corp. International 5.375%, 05/15/24	330,000	336,600
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	290,000	286,334
Team Health Holdings, Inc. 6.375%, 02/01/25 (144A) (a)	946,000	818,290
United Rentals North America, Inc. 4.625%, 10/15/25	538,000	521,860
4.875%, 01/15/28	355,000	332,813
Verisure Holding AB 6.000%, 11/01/22 (EUR)	112,500	135,111
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	117,715
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	1,292,000	1,332,375
WEX, Inc. 4.750%, 02/01/23 (144A)	388,000	387,515

		23,285,675

Computers—1.2%
Banff Merger Sub, Inc. 8.375%, 09/01/26 (EUR)	240,000	280,725
9.750%, 09/01/26 (144A)	2,851,000	2,892,339
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A)	190,000	186,675
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	635,000	676,241
7.125%, 06/15/24 (144A) (a)	1,453,000	1,560,667

BHFTI-47

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Harland Clarke Holdings Corp. 8.375%, 08/15/22 (144A)	306,000	$293,378
Western Digital Corp. 4.750%, 02/15/26	2,529,000	2,445,733

		8,335,758

Distribution/Wholesale—0.9%
American Builders & Contractors Supply Co., Inc. 5.875%, 05/15/26 (144A)	737,000	738,843
Core & Main L.P. 6.125%, 08/15/25 (144A) (a)	931,000	894,914
HD Supply, Inc. 5.750%, 04/15/24 (144A) (e)	3,615,000	3,800,269
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	569,000	551,930
Rexel S.A. 3.500%, 06/15/23 (EUR)	206,000	247,880

		6,233,836

Diversified Financial Services—3.9%
Alliance Data Systems Corp. 5.375%, 08/01/22 (144A)	1,080,000	1,088,100
5.875%, 11/01/21 (144A)	1,383,000	1,410,660
Ally Financial, Inc. 8.000%, 11/01/31	4,154,000	5,031,532
Arrow Global Finance plc 2.875%, 3M EURIBOR + 2.875%, 04/01/25 (EUR) (b)	100,000	108,542
3.750%, 3M EURIBOR + 3.750%, 03/01/26 (EUR) (b)	100,000	112,204
5.125%, 09/15/24 (GBP)	100,000	120,561
Banca IFIS S.p.A. 2.000%, 04/24/23 (EUR)	110,000	119,301
Blackstone CQP Holdco L.P. 6.000%, 08/18/21 (144A)	533,000	532,939
6.500%, 03/20/21 (144A)	3,261,000	3,270,565
Bracken MidCo1 plc 8.875%, 10/15/23 (GBP) (c)	100,000	129,525
Cabot Financial Luxembourg S.A. 7.500%, 10/01/23 (GBP)	200,000	254,156
Garfunkelux Holdco 3 S.A. 4.500%, 3M EURIBOR + 4.500%, 09/01/23 (EUR) (b)	100,000	103,310
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.000%, 08/01/20	402,000	409,304
6.250%, 02/01/22	194,000	198,850
6.375%, 12/15/25	722,000	724,708
6.750%, 02/01/24	315,000	322,481
Intrum AB 2.750%, 07/15/22 (EUR)	200,000	224,754
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,447,000	1,454,235
7.375%, 04/01/20 (144A)	305,000	309,956
Jerrold Finco plc 6.125%, 01/15/24 (GBP)	100,000	130,976
6.250%, 09/15/21 (GBP)	100,000	133,599

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.250%, 03/15/22 (144A)	57,000	$57,143
5.250%, 10/01/25 (144A)	672,000	631,680
Lehman Brothers Holdings, Inc. Zero Coupon, 02/05/14 (EUR) (d) (f)	4,500,000	177,641
4.750%, 01/16/14 (EUR) (d) (f)	2,140,000	84,478
5.375%, 10/17/12 (EUR) (d) (f)	350,000	13,817
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	202,000	233,884
Lincoln Finance, Ltd. 6.875%, 04/15/21 (EUR)	100,000	120,166
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A)	212,000	217,300
Mulhacen Pte, Ltd. 6.500%, 7.250% PIK, 08/01/23 (EUR) (c)	271,000	313,884
Nationstar Mortgage Holdings, Inc. 8.125%, 07/15/23 (144A)	606,000	634,664
9.125%, 07/15/26 (144A)	411,000	430,523
Navient Corp. 5.625%, 08/01/33	500,000	418,750
5.875%, 10/25/24	167,000	163,030
6.500%, 06/15/22	183,000	190,091
6.625%, 07/26/21	422,000	439,935
6.750%, 06/25/25	257,000	258,606
6.750%, 06/15/26	823,000	814,770
7.250%, 09/25/23	436,000	462,160
NFP Corp. 6.875%, 07/15/25 (144A)	193,000	193,000
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A) (g)	1,000,000	1,005,150
Springleaf Finance Corp. 5.625%, 03/15/23	70,000	69,738
6.875%, 03/15/25	712,000	711,644
7.125%, 03/15/26	947,000	945,224
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 (144A)	1,222,000	1,188,395
Travelport Corporate Finance plc 6.000%, 03/15/26 (144A)	385,000	391,033
Vantiv LLC / Vanity Issuer Corp. 3.875%, 11/15/25 (144A) (GBP)	155,000	197,017
4.375%, 11/15/25 (144A)	404,000	383,800

		26,937,781

Electric—1.6%
AES Corp. 5.125%, 09/01/27	691,000	697,910
5.500%, 04/15/25	477,000	488,925
6.000%, 05/15/26	602,000	634,358
Calpine Corp. 5.250%, 06/01/26 (144A)	1,892,000	1,752,465
5.375%, 01/15/23 (a)	673,000	632,620
5.750%, 01/15/25 (a)	370,000	327,450
5.875%, 01/15/24 (144A)	568,000	572,260

BHFTI-48

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Cheniere Energy Partners LLC 5.750%, 10/15/25 (144A)	974,000	$983,131
Clearway Energy Operating LLC 5.375%, 08/15/24	507,000	509,535
ContourGlobal Power Holdings S.A. 3.375%, 08/01/23 (EUR)	201,000	233,196
Enel S.p.A. 6.625%, 5Y GBP Swap + 4.089%, 09/15/76 (GBP) (b)	100,000	140,955
7.750%, 5Y GBP Swap + 5.662%, 09/10/75 (GBP) (b)	100,000	141,745
Gas Natural Fenosa Finance B.V. 3.375%, 9Y EUR Swap + 3.039%, 04/24/24 (EUR) (b)	100,000	115,670
4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (b)	200,000	243,830
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A) (a)	315,000	308,700
4.500%, 09/15/27 (144A)	92,000	88,090
NRG Energy, Inc. 5.750%, 01/15/28 (144A) (a)	246,000	248,460
6.625%, 01/15/27	1,690,000	1,773,655
Orano SA 4.875%, 09/23/24 (EUR)	200,000	238,131
Origin Energy Finance, Ltd. 4.000%, 5Y EUR Swap + 3.670%, 09/16/74 (EUR) (b)	100,000	119,275
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (b)	199,000	235,996
Talen Energy Supply LLC 6.500%, 06/01/25	402,000	309,540
Vistra Energy Corp. 7.625%, 11/01/24	213,000	229,241
Vistra Operations Co. LLC 5.500%, 09/01/26 (144A)	468,000	473,265

		11,498,403

Electrical Components & Equipment—0.1%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	123,071
Energizer Gamma Acquisition BV 4.625%, 07/15/26 (EUR)	271,000	326,444
Energizer Gamma Acquisition, Inc. 6.375%, 07/15/26 (144A) (a)	393,000	406,264
Senvion Holding GmbH 3.875%, 10/25/22 (EUR)	104,000	108,234

		964,013

Electronics—0.2%
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	52,800
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	1,017,000	1,015,698

		1,068,498

Energy-Alternate Sources—0.2%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	533,000	538,330

Security Description	Principal Amount*	Value

Energy-Alternate Sources—(Continued)
TerraForm Power Operating LLC 4.250%, 01/31/23 (144A)	413,000	$403,708
5.000%, 01/31/28 (144A)	412,000	383,160

		1,325,198

Engineering & Construction—0.5%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	681,000	699,986
Engility Corp. 8.875%, 09/01/24	437,000	475,238
Frontdoor, Inc. 6.750%, 08/15/26 (144A)	326,000	335,780
New Enterprise Stone & Lime Co., Inc. 6.250%, 03/15/26 (144A)	166,000	167,245
10.125%, 04/01/22 (144A)	384,000	411,120
Pisces Midco, Inc. 8.000%, 04/15/26 (144A)	412,000	414,575
SPIE S.A. 3.125%, 03/22/24 (EUR)	100,000	117,411
Tutor Perini Corp. 6.875%, 05/01/25 (144A) (a)	386,000	396,615
Weekley Homes LLC / Weekley Finance Corp. 6.625%, 08/15/25	142,000	135,255
WFS Global Holding SAS 9.500%, 07/15/22 (EUR)	100,000	121,620

		3,274,845

Entertainment—1.1%
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	176,000	186,120
Churchill Downs, Inc. 4.750%, 01/15/28 (144A)	150,000	140,250
Codere Finance 2 Luxembourg S.A. 6.750%, 11/01/21 (EUR)	100,000	109,211
CPUK Finance, Ltd. 4.250%, 02/28/47 (GBP)	200,000	260,426
4.875%, 02/28/47 (GBP)	100,000	129,850
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 (144A)	710,000	676,275
Delta Merger Sub, Inc. 6.000%, 09/15/26 (144A)	259,000	262,237
Eldorado Resorts, Inc. 6.000%, 04/01/25	222,000	224,775
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	134,000	136,119
5.375%, 11/01/23	114,000	118,104
5.375%, 04/15/26	981,000	996,215
International Game Technology plc 4.750%, 02/15/23 (EUR)	100,000	125,103
6.250%, 01/15/27 (144A) (a)	496,000	502,510
Ladbrokes Group Finance plc 5.125%, 09/08/23 (GBP)	200,000	273,966
LHMC Finco Sarl 6.250%, 12/20/23 (EUR)	100,000	120,024

BHFTI-49

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Live Nation Entertainment, Inc. 4.875%, 11/01/24 (144A)	67,000	$65,828
Scientific Games International, Inc. 3.375%, 02/15/26 (EUR)	200,000	220,631
5.000%, 10/15/25 (144A)	1,280,000	1,216,000
Sisal Group S.p.A. 7.000%, 07/31/23 (EUR)	279,000	332,832
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	529,000	518,155
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC 7.000%, 07/15/26 (144A)	404,000	416,803
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	182,000	237,812
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (d) (h) (i)	294,455	0
WMG Acquisition Corp. 4.125%, 11/01/24 (EUR)	100,000	120,155
5.500%, 04/15/26 (144A)	267,000	264,997

		7,654,398

Environmental Control—0.4%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	365,000	369,011
Hulk Finance Corp. 7.000%, 06/01/26 (144A)	490,000	473,462
Paprec Holding S.A. 4.000%, 03/31/25 (EUR)	100,000	116,819
Tervita Escrow Corp. 7.625%, 12/01/21 (144A)	968,000	998,250
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	179,000	174,973
Wrangler Buyer Corp. 6.000%, 10/01/25 (144A)	615,000	596,298

		2,728,813

Food—0.8%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 5.750%, 03/15/25	318,000	284,610
6.625%, 06/15/24	253,000	243,196
Casino Guichard Perrachon S.A. 4.498%, 03/07/24 (EUR)	300,000	331,472
4.561%, 01/25/23 (EUR)	200,000	224,692
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A) (a)	542,000	492,542
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	2,014,000	1,961,132
5.875%, 07/15/24 (144A)	829,000	816,565
6.750%, 02/15/28 (144A)	720,000	715,500
Post Holdings, Inc. 5.500%, 03/01/25 (144A)	142,000	140,864
5.750%, 03/01/27 (144A)	105,000	103,163
Simmons Foods, Inc. 7.750%, 01/15/24 (144A)	299,000	309,465

		5,623,201

Security Description	Principal Amount*	Value

Food Service—0.2%
Aramark Services, Inc. 4.750%, 06/01/26	410,000	$401,800
5.000%, 04/01/25 (144A)	7,000	7,026
5.000%, 02/01/28 (144A) (a)	1,010,000	989,800

		1,398,626

Forest Products & Paper—0.1%
Mercer International, Inc. 5.500%, 01/15/26	266,000	260,680
6.500%, 02/01/24	272,000	279,804
Sappi Papier Holding GmbH 4.000%, 04/01/23 (EUR)	100,000	119,922
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/26 (EUR)	176,000	210,731

		871,137

Gas—0.3%
NGL Energy Partners L.P. / NGL Energy Finance Corp. 6.875%, 10/15/21	1,299,000	1,324,707
Superior Plus LP/Superior General Partner, Inc. 7.000%, 07/15/26 (144A)	695,000	701,950

		2,026,657

Healthcare-Products—1.7%
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A)	310,000	323,175
Avantor, Inc. 4.750%, 10/01/24 (EUR)	107,000	128,692
6.000%, 10/01/24 (144A)	3,169,000	3,216,535
9.000%, 10/01/25 (144A)	1,098,000	1,132,312
DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	1,879,000	1,918,929
Immucor, Inc. 11.125%, 02/15/22 (144A)	216,000	218,700
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 4.875%, 04/15/20 (144A) (a)	155,000	153,450
5.500%, 04/15/25 (144A)	635,000	536,257
5.625%, 10/15/23 (144A) (a)	146,000	129,210
5.750%, 08/01/22 (144A) (a)	387,000	357,008
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 05/15/22 (144A) (a)	3,303,000	3,227,031
Sotera Health Holdings LLC 6.500%, 05/15/23 (144A)	611,000	629,330

		11,970,629

Healthcare-Services—4.6%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	155,000	154,613
5.625%, 02/15/23	406,000	408,030
6.500%, 03/01/24	905,000	935,544
Catalent Pharma Solutions, Inc. 4.875%, 01/15/26 (144A)	564,000	542,850
Centene Corp. 4.750%, 01/15/25	474,000	472,815
5.375%, 06/01/26 (144A)	3,516,000	3,603,900

BHFTI-50

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Charles River Laboratories International, Inc. 5.500%, 04/01/26 (144A)	281,000	$285,215
CHS/Community Health Systems Inc. 8.625%, 01/15/24 (144A) (a)	747,000	774,079
DaVita, Inc. 5.000%, 05/01/25	124,000	119,002
5.125%, 07/15/24	455,000	439,075
Eagle Holding Co. II LLC 7.625%, 8.375% PIK, 05/15/22 (144A) (c)	487,000	493,087
HCA, Inc. 4.500%, 02/15/27	1,373,000	1,348,972
5.000%, 03/15/24	2,698,000	2,765,450
5.250%, 04/15/25	1,760,000	1,815,000
5.250%, 06/15/26	775,000	797,281
5.375%, 09/01/26	797,000	806,564
5.500%, 06/15/47 (a)	2,785,000	2,823,294
5.625%, 09/01/28	844,000	848,220
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	257,000	257,321
Molina Healthcare, Inc. 4.875%, 06/15/25 (144A)	252,000	247,590
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	1,137,000	1,181,911
Polaris Intermediate Corp. 8.500%, 9.250% PIK, 12/01/22 (144A) (c)	1,971,000	2,036,516
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	395,000	414,750
Surgery Center Holdings, Inc. 6.750%, 07/01/25 (144A) (a)	644,000	616,630
Surgery Center Holdings, Inc. 8.875%, 04/15/21 (144A) (a)	329,000	342,571
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.500%, 10/01/24 (144A)	439,000	464,243
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	155,000	186,040
Synlab Unsecured Bondco plc 8.250%, 07/01/23 (EUR)	100,000	123,733
Tenet Healthcare Corp. 4.625%, 07/15/24	2,597,000	2,524,284
6.750%, 06/15/23 (a)	919,000	915,554
6.875%, 11/15/31	678,000	606,946
7.500%, 01/01/22 (144A)	410,000	427,938
8.125%, 04/01/22	1,448,000	1,525,902
Unilabs Subholding AB 5.750%, 05/15/25 (EUR)	100,000	113,276
WellCare Health Plans, Inc. 5.250%, 04/01/25	52,000	52,845
5.375%, 08/15/26 (144A)	700,000	712,250

		32,183,291

Home Builders—1.0%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	793,000

Security Description	Principal Amount*	Value

Home Builders—(Continued)
K Hovnanian Enterprises, Inc. 10.000%, 07/15/22 (144A)	396,000	$394,515
Lennar Corp. 4.750%, 11/29/27	1,545,000	1,487,062
4.875%, 12/15/23	139,000	140,216
5.250%, 06/01/26	881,000	874,392
Mattamy Group Corp. 6.500%, 10/01/25 (144A)	92,000	89,240
6.875%, 12/15/23 (144A)	387,000	389,419
MDC Holdings, Inc. 6.000%, 01/15/43	268,000	228,470
Meritage Homes Corp. 5.125%, 06/06/27	186,000	171,585
PulteGroup, Inc. 6.000%, 02/15/35	583,000	549,478
6.375%, 05/15/33	548,000	526,080
TRI Pointe Group, Inc. 4.875%, 07/01/21	288,000	288,000
5.250%, 06/01/27	174,000	155,295
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/24	167,000	165,748
William Lyon Homes, Inc. 5.875%, 01/31/25	233,000	216,399
6.000%, 09/01/23	126,000	121,590
Williams Scotsman International, Inc. 6.875%, 08/15/23 (144A)	414,000	410,895
7.875%, 12/15/22 (144A)	248,000	255,440

		7,256,824

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	114,000	109,298

Household Products/Wares—0.1%
Prestige Brands, Inc. 6.375%, 03/01/24 (144A) (a)	10,000	10,113
Spectrum Brands, Inc. 5.750%, 07/15/25	504,000	509,040

		519,153

Insurance—0.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 8.250%, 08/01/23 (144A)	2,404,000	2,488,140
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	426,000	443,040
Ardonagh Midco 3 plc 8.375%, 07/15/23 (GBP)	100,000	126,456
Ardonagh Midco 3 plc 8.625%, 07/15/23 (144A) (a)	228,000	225,150
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	100,000	123,141
6.416%, 3M GBP LIBOR + 2.200%, 02/08/22 (GBP) (b)	100,000	134,087
7.750%, 3M EURIBOR + 7.113%, 12/12/42 (EUR) (b)	200,000	272,807
AssuredPartners, Inc. 7.000%, 08/15/25 (144A)	37,000	36,630

BHFTI-51

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
BNP Paribas Cardif S.A. 4.032%, 3M EURIBOR + 3.930%, 11/25/25 (EUR) (b)	100,000	$122,040
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	100,000	139,274
6.375%, 3M EURIBOR + 5.770%, 05/28/24 (EUR) (b)	100,000	131,399
Credit Agricole Assurances S.A. 4.500%, 5Y EUR Swap + 4.350%, 10/14/25 (EUR) (b)	100,000	124,083
HUB International, Ltd. 7.000%, 05/01/26 (144A)	1,236,000	1,237,619
Mapfre S.A. 4.125%, 3M EURIBOR + 4.300%, 09/07/48 (EUR) (b)	100,000	115,808
USIS Merger Sub, Inc. 6.875%, 05/01/25 (144A)	145,000	144,637

		5,864,311

Internet—0.8%
Netflix, Inc. 4.375%, 11/15/26	251,000	235,810
5.875%, 11/15/28 (144A)	1,105,000	1,104,249
Symantec Corp. 5.000%, 04/15/25 (144A)	383,000	379,551
United Group B.V. 4.375%, 07/01/22 (EUR)	126,000	150,328
4.375%, 3M EURIBOR + 4.375%, 07/01/23 (EUR) (b)	132,000	154,025
4.875%, 07/01/24 (EUR)	200,000	238,642
Zayo Group LLC / Zayo Capital, Inc. 5.750%, 01/15/27 (144A)	2,454,000	2,458,908
6.000%, 04/01/23	356,000	366,680
6.375%, 05/15/25	238,000	247,287

		5,335,480

Investment Company Security—0.1%
FS Energy & Power Fund 7.500%, 08/15/23 (144A)	580,000	591,600

Iron/Steel—0.5%
Big River Steel LLC / BRS Finance Corp. 7.250%, 09/01/25 (144A)	413,000	437,780
Cleveland-Cliffs, Inc. 4.875%, 01/15/24 (144A)	424,000	417,640
SCHMOLZ + BICKENBACH Luxembourg Finance S.A. 5.625%, 07/15/22 (EUR)	100,000	120,743
Steel Dynamics, Inc. 4.125%, 09/15/25	445,000	426,177
5.000%, 12/15/26	120,000	119,400
5.250%, 04/15/23	104,000	105,539
5.500%, 10/01/24	140,000	143,255
United States Steel Corp. 6.250%, 03/15/26	1,060,000	1,050,725
6.875%, 08/15/25	597,000	609,686

		3,430,945

Leisure Time—0.5%
Pinnacle Bidco plc 6.375%, 02/15/25 (GBP)	100,000	133,919

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	321,000	$321,000
5.375%, 04/15/23 (144A)	536,000	537,260
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	1,513,000	1,476,385
6.250%, 05/15/25 (144A)	1,155,000	1,155,000

		3,623,564

Lodging—0.8%
Boyd Gaming Corp. 6.000%, 08/15/26	432,000	435,240
Hilton Domestic Operating Co., Inc. 5.125%, 05/01/26 (144A)	660,000	655,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	66,000	64,812
Marriott Ownership Resorts, Inc. 6.500%, 09/15/26 (144A)	450,000	461,880
MGM Resorts International 6.625%, 12/15/21	939,000	994,871
7.750%, 03/15/22	1,082,000	1,186,175
Station Casinos LLC 5.000%, 10/01/25 (144A)	728,000	697,278
Wyndham Destinations, Inc. 3.900%, 03/01/23	256,000	236,800
4.150%, 04/01/24	19,000	18,430
4.500%, 04/01/27	150,000	141,375
Wynn Macau, Ltd. 4.875%, 10/01/24 (144A)	200,000	188,278
5.500%, 10/01/27 (144A)	600,000	561,750

		5,642,764

Machinery-Construction & Mining—0.3%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	340,000	341,275
Terex Corp. 5.625%, 02/01/25 (144A)	364,000	361,725
Vertiv Group Corp. 9.250%, 10/15/24 (144A)	1,310,000	1,362,400

		2,065,400

Machinery-Diversified—0.5%
Mueller Water Products, Inc. 5.500%, 06/15/26 (144A)	378,000	379,890
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	235,000	269,267
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	642,000	611,505
SPX FLOW, Inc. 5.625%, 08/15/24 (144A)	225,000	226,100
5.875%, 08/15/26 (144A)	256,000	257,280
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	421,000	427,842
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,120,000	971,600

		3,143,484

BHFTI-52

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—8.2%
Altice Financing S.A. 6.625%, 02/15/23 (144A) (a)	600,000	$604,500
7.500%, 05/15/26 (144A)	642,000	625,950
Altice Finco S.A. 4.750%, 01/15/28 (EUR)	100,000	97,969
Altice France S.A. 5.875%, 02/01/27 (EUR)	106,000	128,302
7.375%, 05/01/26 (144A) (a)	2,346,000	2,348,463
8.125%, 02/01/27 (144A)	2,098,000	2,155,695
Altice Luxembourg S.A. 7.750%, 05/15/22 (144A) (a)	3,274,000	3,186,420
Altice U.S. Finance I Corp. 5.375%, 07/15/23 (144A)	1,746,000	1,765,643
5.500%, 05/15/26 (144A)	1,664,000	1,659,008
AMC Networks, Inc. 4.750%, 08/01/25	414,000	397,262
5.000%, 04/01/24	210,000	206,850
Cablevision Systems Corp. 8.000%, 04/15/20 (a)	1,109,000	1,168,609
CBS Radio, Inc. 7.250%, 11/01/24 (144A)	36,000	34,595
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A)	166,000	158,912
5.000%, 02/01/28 (144A)	2,045,000	1,922,095
5.125%, 05/01/27 (144A)	4,750,000	4,503,522
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A)	2,343,000	2,354,052
7.500%, 04/01/28 (144A)	1,067,000	1,117,683
7.750%, 07/15/25 (144A)	1,518,000	1,616,670
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	5,371,000	5,478,549
7.625%, 03/15/20	2,056,000	2,061,140
CSC Holdings LLC 5.250%, 06/01/24 (a)	1,188,000	1,161,270
6.625%, 10/15/25 (144A)	544,000	573,240
10.875%, 10/15/25 (144A)	3,946,000	4,582,292
DISH DBS Corp. 5.000%, 03/15/23 (a)	1,456,000	1,321,218
5.875%, 07/15/22	1,940,000	1,892,713
5.875%, 11/15/24 (a)	497,000	446,679
6.750%, 06/01/21	446,000	455,478
7.750%, 07/01/26 (a)	380,000	360,050
Meredith Corp. 6.875%, 02/01/26 (144A)	352,000	360,800
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/23 (144A)	568,000	594,440
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	255,000	258,569
Radiate Holdco LLC / Radiate Finance, Inc. 6.625%, 02/15/25 (144A) (a)	493,000	460,955
6.875%, 02/15/23 (144A)	136,000	130,900
Sirius XM Radio, Inc. 5.000%, 08/01/27 (144A)	1,072,000	1,031,489
TEGNA, Inc. 5.500%, 09/15/24 (144A) (a)	158,000	159,778

Security Description	Principal Amount*	Value

Media—(Continued)
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	1,000,000	$940,000
Telenet Finance VI Luxembourg SCA 4.875%, 07/15/27 (EUR)	331,200	415,753
Tribune Media Co. 5.875%, 07/15/22	656,000	669,940
Unitymedia GmbH 3.750%, 01/15/27 (EUR)	200,000	245,184
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	100,000	122,491
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	906,000	847,110
UPC Holding B.V. 5.500%, 01/15/28 (144A)	200,000	189,770
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	250,000	249,690
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	115,525
UPCB Finance, Ltd. 4.000%, 01/15/27 (EUR)	90,000	107,773
Videotron, Ltd. 5.125%, 04/15/27 (144A)	1,043,000	1,023,496
Virgin Media Finance plc 4.500%, 01/15/25 (EUR)	100,000	118,708
5.750%, 01/15/25 (144A)	1,639,000	1,620,758
Virgin Media Receivables Financing Notes I DAC 5.500%, 09/15/24 (GBP)	259,000	338,424
Virgin Media Receivables Financing Notes II DAC 5.750%, 04/15/23 (GBP)	100,000	133,578
Virgin Media Secured Finance plc 4.875%, 01/15/27 (GBP)	100,000	128,116
5.500%, 01/15/25 (GBP)	450,000	601,193
6.250%, 03/28/29 (GBP)	100,000	136,453
Ziggo B.V. 4.250%, 01/15/27 (EUR)	100,000	115,853
5.500%, 01/15/27 (144A)	491,000	460,681
Ziggo Bond Co. B.V. 7.125%, 05/15/24 (EUR)	150,000	186,117
Ziggo Bond Finance B.V. 5.875%, 01/15/25 (144A)	715,000	671,206

		56,819,579

Metal Fabricate/Hardware—0.5%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	527,000	548,470
Novelis Corp. 5.875%, 09/30/26 (144A)	1,087,000	1,061,184
6.250%, 08/15/24 (144A)	1,889,000	1,926,780

		3,536,434

Mining—1.8%
Alcoa Nederland Holding B.V. 6.125%, 05/15/28 (144A)	213,000	218,858
Constellium NV 4.250%, 02/15/26 (EUR)	100,000	117,835

BHFTI-53

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Constellium NV
5.750%, 05/15/24 (144A)	428,000	$425,325
5.875%, 02/15/26 (144A)	1,210,000	1,184,287
6.625%, 03/01/25 (144A)	280,000	283,500
First Quantum Minerals, Ltd. 7.250%, 05/15/22 (144A)	431,000	421,841
Freeport-McMoRan, Inc. 3.550%, 03/01/22	1,746,000	1,697,985
3.875%, 03/15/23	1,106,000	1,069,967
4.000%, 11/14/21	591,000	585,829
4.550%, 11/14/24	409,000	396,730
5.400%, 11/14/34	298,000	280,120
5.450%, 03/15/43	3,693,000	3,351,397
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 (144A)	440,000	480,212
Kaiser Aluminum Corp. 5.875%, 05/15/24	286,000	292,349
Nyrstar Netherlands Holdings B.V. 6.875%, 03/15/24 (EUR)	180,000	157,787
Teck Resources, Ltd. 4.500%, 01/15/21	41,000	41,410
5.200%, 03/01/42	680,000	627,300
5.400%, 02/01/43	738,000	695,565

		12,328,297

Miscellaneous Manufacturing—0.3%
Colfax Corp. 3.250%, 05/15/25 (EUR)	234,000	275,066
EnPro Industries, Inc. 5.875%, 09/15/22	266,000	270,988
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A)	714,000	718,462
Koppers, Inc. 6.000%, 02/15/25 (144A) (a)	548,000	546,630

		1,811,146

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp. 5.000%, 09/01/25	257,000	256,036
5.500%, 12/01/24	875,000	905,625

		1,161,661

Oil & Gas—9.5%
Antero Resources Corp. 5.000%, 03/01/25	824,000	830,180
5.125%, 12/01/22	234,000	236,925
5.625%, 06/01/23	185,000	189,394
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 7.000%, 11/01/26 (144A)	446,000	442,989
10.000%, 04/01/22 (144A)	451,000	508,502
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	594,000	614,790
Bruin E&P Partners LLC 8.875%, 08/01/23 (144A)	700,000	721,000

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
California Resources Corp. 8.000%, 12/15/22 (144A)	628,000	$598,955
Callon Petroleum Co. 6.125%, 10/01/24	449,000	456,857
6.375%, 07/01/26	247,000	251,323
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 6.500%, 04/15/21 (a)	56,000	55,720
7.625%, 01/15/22	257,000	257,643
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23	455,000	464,669
8.250%, 07/15/25	986,000	1,059,950
Chaparral Energy, Inc. 8.750%, 07/15/23 (144A)	613,000	611,467
Chesapeake Energy Corp. 4.875%, 04/15/22 (a)	248,000	240,870
6.625%, 08/15/20	396,000	413,820
7.000%, 10/01/24	2,130,000	2,130,000
7.500%, 10/01/26	445,000	445,000
8.000%, 01/15/25 (a)	752,000	776,064
8.000%, 06/15/27 (a)	1,760,000	1,794,320
CNX Resources Corp. 5.875%, 04/15/22	3,899,000	3,904,069
Comstock Escrow Corp. 9.750%, 08/15/26 (144A)	460,000	458,988
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	680,000	689,350
CrownRock LP / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	1,935,000	1,893,881
DEA Finance S.A. 7.500%, 10/15/22 (EUR)	100,000	124,130
Denbury Resources, Inc. 7.500%, 02/15/24 (144A)	456,000	469,680
9.250%, 03/31/22 (144A)	898,000	969,840
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	534,000	391,155
5.700%, 10/15/39	69,000	55,545
7.875%, 08/15/25	408,000	423,810
Diamondback Energy, Inc. 4.750%, 11/01/24	266,000	266,333
4.750%, 11/01/24 (144A)	606,000	606,757
5.375%, 05/31/25	260,000	265,850
Eclipse Resources Corp. 8.875%, 07/15/23	165,000	167,888
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A)	777,000	777,000
5.750%, 01/30/28 (144A)	469,000	469,000
Ensco plc 4.500%, 10/01/24	182,000	156,293
5.200%, 03/15/25 (a)	302,000	262,740
5.750%, 10/01/44	357,000	266,858
7.750%, 02/01/26 (a)	1,116,000	1,107,630
EP Energy LLC / Everest Acquisition Finance, Inc. 7.750%, 05/15/26 (144A)	798,000	816,952
9.375%, 05/01/20	18,000	17,865
9.375%, 05/01/24 (144A)	1,240,000	1,023,000

BHFTI-54

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Extraction Oil & Gas, Inc. 5.625%, 02/01/26 (144A)	1,203,000	$1,064,655
7.375%, 05/15/24 (144A)	622,000	614,225
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	865,000	852,025
Gulfport Energy Corp. 6.000%, 10/15/24	92,000	89,700
6.375%, 01/15/26	126,000	122,535
6.625%, 05/01/23	536,000	545,380
Halcon Resources Corp. 6.750%, 02/15/25	931,000	893,760
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 (144A)	778,000	785,780
Jagged Peak Energy LLC 5.875%, 05/01/26 (144A)	67,000	66,665
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 08/01/26 (144A)	343,000	342,143
Matador Resources Co. 5.875%, 09/15/26 (144A)	523,000	529,537
MEG Energy Corp. 6.375%, 01/30/23 (144A)	595,000	541,450
6.500%, 01/15/25 (144A) (a)	895,000	886,050
Nabors Industries, Inc. 4.625%, 09/15/21 (a)	137,000	134,919
5.750%, 02/01/25	350,000	335,433
Newfield Exploration Co. 5.375%, 01/01/26	724,000	750,245
Noble Holding International, Ltd. 5.250%, 03/15/42	238,000	172,253
7.750%, 01/15/24 (a)	406,000	402,955
7.875%, 02/01/26 (144A) (a)	2,166,000	2,247,225
Northern Oil and Gas, Inc. 9.500%, 1.000% PIK, 05/15/23 (144A) (c)	637,000	672,035
Pacific Drilling Escrow Issuer, Ltd. 8.375%, 10/01/23 (144A)	1,189,000	1,227,642
Parsley Energy LLC / Parsley Finance Corp. 5.250%, 08/15/25 (144A)	186,000	185,070
5.375%, 01/15/25 (144A)	767,000	768,917
5.625%, 10/15/27 (144A)	330,000	330,825
6.250%, 06/01/24 (144A)	180,000	187,650
PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 06/15/25	503,000	528,150
PDC Energy, Inc. 5.750%, 05/15/26	104,000	98,800
6.125%, 09/15/24	76,000	74,765
Precision Drilling Corp. 5.250%, 11/15/24	108,000	103,140
6.500%, 12/15/21	73,498	74,601
7.125%, 01/15/26 (144A) (a)	239,000	245,573
7.750%, 12/15/23	205,000	216,788
QEP Resources, Inc. 5.375%, 10/01/22	1,092,000	1,096,095
5.625%, 03/01/26 (a)	868,000	830,025
6.875%, 03/01/21	76,000	79,800

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Range Resources Corp. 4.875%, 05/15/25 (a)	543,000	$513,814
5.000%, 08/15/22	217,000	214,830
5.000%, 03/15/23	145,000	142,463
5.875%, 07/01/22	487,000	495,522
Repsol International Finance B.V. 3.875%, 6Y EUR Swap + 3.560%, 03/25/21 (EUR) (b)	100,000	122,337
4.500%, 10Y EUR Swap + 4.200%, 03/25/75 (EUR) (b)	100,000	124,516
Resolute Energy Corp. 8.500%, 05/01/20	945,000	946,181
Rowan Cos., Inc. 4.750%, 01/15/24	228,000	203,490
4.875%, 06/01/22 (a)	536,000	515,230
7.375%, 06/15/25 (a)	696,000	694,260
Sanchez Energy Corp. 6.125%, 01/15/23	555,000	319,125
7.250%, 02/15/23 (144A) (a)	263,000	259,055
7.750%, 06/15/21 (a)	1,940,000	1,358,000
Seven Generations Energy, Ltd. 5.375%, 09/30/25 (144A)	937,000	911,232
6.875%, 06/30/23 (144A)	258,000	267,030
SM Energy Co. 5.000%, 01/15/24 (a)	372,000	363,630
5.625%, 06/01/25 (a)	588,000	585,795
6.625%, 01/15/27 (a)	520,000	537,550
6.750%, 09/15/26 (a)	232,000	240,990
Southwestern Energy Co. 6.200%, 01/23/25 (a)	409,000	405,677
7.500%, 04/01/26 (a)	445,000	466,137
7.750%, 10/01/27 (a)	823,000	868,265
Sunoco LP / Sunoco Finance Corp. 4.875%, 01/15/23 (144A)	679,000	672,210
5.500%, 02/15/26 (144A)	232,000	224,112
5.875%, 03/15/28 (144A)	282,000	270,720
Transocean Guardian, Ltd. 5.875%, 01/15/24 (144A) (a)	532,000	536,655
Transocean Pontus, Ltd. 6.125%, 08/01/25 (144A) (a)	704,000	715,433
Transocean, Inc. 5.800%, 10/15/22	509,000	507,091
6.800%, 03/15/38	155,000	134,075
7.500%, 01/15/26 (144A)	568,000	586,460
8.375%, 12/15/21	310,000	333,638
9.000%, 07/15/23 (144A) (a)	1,931,000	2,099,962
Trinidad Drilling, Ltd. 6.625%, 02/15/25 (144A)	579,000	573,210
Tullow Oil plc 7.000%, 03/01/25 (144A)	200,000	195,000
7.000%, 03/01/25	200,000	195,000
Whiting Petroleum Corp. 6.625%, 01/15/26 (a)	574,000	596,960
WildHorse Resource Development Corp. 6.875%, 02/01/25	361,000	372,733
WPX Energy, Inc. 5.250%, 09/15/24 (a)	378,000	380,578
5.750%, 06/01/26 (a)	376,000	380,700

BHFTI-55

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
WPX Energy, Inc.
6.000%, 01/15/22	42,000	$43,523
8.250%, 08/01/23	78,000	88,530

		66,243,582

Oil & Gas Services—0.9%
Apergy Corp. 6.375%, 05/01/26 (144A)	224,000	230,160
Basic Energy Services, Inc. 10.750%, 10/15/23 (144A)	157,000	160,140
Calfrac Holdings L.P. 8.500%, 06/15/26 (144A)	367,000	342,228
CSI Compressco LP / CSI Compressco Finance, Inc. 7.500%, 04/01/25 (144A) (a)	734,000	748,680
McDermott Technology Americas, Inc. / McDermott Technology U.S., Inc. 10.625%, 05/01/24 (144A) (a)	547,000	585,290
Oceaneering International, Inc. 4.650%, 11/15/24	100,000	95,732
Pioneer Energy Services Corp. 6.125%, 03/15/22	477,000	417,375
SESI LLC 7.125%, 12/15/21	205,000	207,870
7.750%, 09/15/24	488,000	497,760
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 04/01/26 (144A)	620,000	640,150
Weatherford International, Ltd. 5.950%, 04/15/42	566,000	404,690
6.500%, 08/01/36	212,000	159,530
7.000%, 03/15/38	75,000	58,125
7.750%, 06/15/21 (a)	1,651,000	1,638,617
8.250%, 06/15/23 (a)	426,000	402,570

		6,588,917

Packaging & Containers—1.5%
ARD Finance S.A. 6.625%, 7.375% PIK, 09/15/23 (EUR) (c)	150,000	179,412
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.125%, 05/15/23 (EUR)	125,000	151,150
4.625%, 05/15/23 (144A)	1,517,000	1,503,726
4.750%, 07/15/27 (144A) (GBP)	151,000	192,183
4.750%, 07/15/27 (GBP)	100,000	127,273
6.750%, 05/15/24 (EUR)	250,000	314,267
7.250%, 05/15/24 (144A)	1,781,000	1,863,371
BWAY Holding Co. 4.750%, 04/15/24 (EUR)	150,000	178,512
5.500%, 04/15/24 (144A)	1,846,000	1,814,784
Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 09/30/26	193,000	176,595
4.750%, 02/01/26 (144A) (a)	1,284,000	1,229,430
Crown European Holdings S.A. 2.250%, 02/01/23 (144A) (EUR)	100,000	118,437
3.375%, 05/15/25 (EUR)	128,000	153,779
OI European Group B.V. 4.000%, 03/15/23 (144A)	280,000	266,000

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	190,000	$188,955
7.000%, 07/15/24 (144A)	1,396,000	1,420,430
Sealed Air Corp. 4.500%, 09/15/23 (EUR)	203,000	266,333
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	119,715

		10,264,352

Pharmaceuticals—2.2%
Bausch Health Cos., Inc. 4.500%, 05/15/23 (EUR)	1,017,000	1,165,414
5.500%, 03/01/23 (144A)	3,108,000	2,989,896
5.500%, 11/01/25 (144A)	1,243,000	1,240,825
5.625%, 12/01/21 (144A)	919,000	915,554
5.875%, 05/15/23 (144A)	1,870,000	1,815,302
6.125%, 04/15/25 (144A)	598,000	568,728
7.000%, 03/15/24 (144A)	1,144,000	1,208,636
7.500%, 07/15/21 (144A)	307,000	312,756
8.500%, 01/31/27 (144A)	1,354,000	1,421,700
9.000%, 12/15/25 (144A)	250,000	269,073
9.250%, 04/01/26 (144A)	486,000	524,273
Elanco Animal Health, Inc. 4.272%, 08/28/23 (144A)	290,000	290,793
4.900%, 08/28/28 (144A)	311,000	315,590
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 07/15/23 (144A)	412,000	365,650
Endo Finance LLC / Endo Finco, Inc. 7.250%, 01/15/22 (144A)	255,000	248,625
NVA Holdings, Inc. 6.875%, 04/01/26 (144A)	596,000	594,510
Vizient, Inc. 10.375%, 03/01/24 (144A)	739,000	808,281

		15,055,606

Pipelines—2.3%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 09/15/24	140,000	140,875
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	1,466,000	1,471,497
5.875%, 03/31/25	846,000	888,300
7.000%, 06/30/24	520,000	569,400
Cheniere Energy Partners L.P. 5.250%, 10/01/25	279,000	279,000
5.625%, 10/01/26 (144A)	1,300,000	1,309,360
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.250%, 04/01/23	85,000	87,763
DCP Midstream Operating L.P. 5.375%, 07/15/25	180,000	182,925
6.450%, 11/03/36 (144A)	620,000	649,450
6.750%, 09/15/37 (144A)	917,000	981,190
EnLink Midstream Partners L.P. 4.150%, 06/01/25	54,000	51,186
4.400%, 04/01/24	530,000	514,475

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
EnLink Midstream Partners L.P.
4.850%, 07/15/26	86,000	$83,349
5.050%, 04/01/45	168,000	139,218
5.450%, 06/01/47	462,000	401,299
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.250%, 05/15/26	364,000	346,710
6.500%, 10/01/25 (a)	227,000	221,609
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	67,638
NGPL PipeCo LLC 4.875%, 08/15/27 (144A)	417,000	414,915
7.768%, 12/15/37 (144A)	1,129,000	1,383,025
Rockies Express Pipeline LLC 6.875%, 04/15/40 (144A)	758,000	864,120
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.750%, 10/01/23 (144A)	57,000	56,983
5.500%, 09/15/24 (144A)	770,000	784,437
5.500%, 01/15/28 (144A)	2,443,000	2,464,376
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.000%, 01/15/28 (144A) (a)	1,196,000	1,162,512
5.125%, 02/01/25	136,000	136,680
5.250%, 05/01/23	38,000	38,428
5.875%, 04/15/26 (144A)	432,000	445,500

		16,136,220

Real Estate—0.5%
ADLER Real Estate AG 1.875%, 04/27/23 (EUR)	100,000	113,631
2.125%, 02/06/24 (EUR)	125,000	141,558
3.000%, 04/27/26 (EUR)	200,000	226,804
4.750%, 04/08/20 (EUR)	24,000	28,506
Akelius Residential Property AB 3.875%, 5Y EUR Swap + 3.488%, 10/05/78 (EUR) (b)	100,000	116,045
AT Securities B.V. 5.250%, 5Y USD Swap + 3.546%, 07/21/23 (b)	250,000	235,937
ATF Netherlands B.V. 3.750%, 5Y EUR Swap + 4.375%, 01/20/23 (EUR) (b)	200,000	235,693
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	328,000	331,198
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	402,000	391,950
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	459,000	453,281
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, 06/01/23 (144A)	114,000	106,732
5.250%, 12/01/21 (144A) (a)	226,000	227,130
Residomo SRO 3.375%, 10/15/24 (EUR)	107,000	124,989
Summit Germany, Ltd. 2.000%, 01/31/25 (EUR)	100,000	110,755
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (h) (i)	70,000	0

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	147,940	$212,193
6.464%, 03/30/32 (GBP)	300,000	375,902

		3,432,304

Real Estate Investment Trusts—1.5%
CoreCivic, Inc. 4.750%, 10/15/27	386,000	341,610
CyrusOne LP / CyrusOne Finance Corp. 5.375%, 03/15/27	489,000	500,002
Equinix, Inc. 2.875%, 10/01/25 (EUR)	199,000	227,835
5.375%, 05/15/27	890,000	891,477
5.875%, 01/15/26	875,000	900,156
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	364,000	353,080
GEO Group, Inc. (The) 5.125%, 04/01/23	389,000	372,468
5.875%, 10/15/24	562,000	538,115
6.000%, 04/15/26 (a)	30,000	28,725
Iron Mountain, Inc. 3.000%, 01/15/25 (EUR)	110,000	126,030
iStar, Inc. 4.625%, 09/15/20	78,000	77,805
5.250%, 09/15/22	162,000	159,570
6.000%, 04/01/22	140,000	141,050
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.500%, 09/01/26	1,470,000	1,389,150
4.500%, 01/15/28	1,784,000	1,632,538
5.625%, 05/01/24	630,000	645,750
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27	516,000	498,957
5.500%, 05/01/24	115,000	116,093
6.375%, 03/01/24	90,000	94,500
SBA Communications Corp. 4.000%, 10/01/22	500,000	490,625
4.875%, 09/01/24	363,000	358,916
Starwood Property Trust, Inc. 5.000%, 12/15/21	181,000	182,358
VICI Properties 1 LLC / VICI FC, Inc. 8.000%, 10/15/23	280,114	309,176

		10,375,986

Retail—1.5%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 (144A) (a)	668,000	634,019
5.000%, 10/15/25 (144A)	3,642,000	3,487,251
Asbury Automotive Group, Inc. 6.000%, 12/15/24	776,000	783,760
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	132,033
Beacon Roofing Supply, Inc. 4.875%, 11/01/25 (144A)	379,000	349,154

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	913,000	$926,129
Group 1 Automotive, Inc. 5.250%, 12/15/23 (144A)	101,000	99,485
IRB Holding Corp. 6.750%, 02/15/26 (144A) (a)	159,000	155,820
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A)	1,261,000	1,258,793
L Brands, Inc. 6.750%, 07/01/36	153,000	126,225
6.875%, 11/01/35	936,000	790,920
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A)	520,000	341,575
Penske Automotive Group, Inc. 5.500%, 05/15/26	231,000	224,578
Rite Aid Corp. 6.125%, 04/01/23 (144A)	247,000	221,374
SRS Distribution, Inc. 8.250%, 07/01/26 (144A) (a)	328,000	321,440
Staples, Inc. 8.500%, 09/15/25 (144A)	616,000	578,270
Stonegate Pub Co. Financing plc 4.875%, 03/15/22 (GBP)	175,000	224,959
Tendam Brands S.A.U. 5.000%, 09/15/24 (EUR)	104,000	114,410
Yum! Brands, Inc. 5.350%, 11/01/43	14,000	12,040

		10,782,235

Semiconductors—0.3%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	149,000	157,195
7.500%, 08/15/22	187,000	210,382
Entegris, Inc. 4.625%, 02/10/26 (144A)	434,000	412,799
Micron Technology, Inc. 5.500%, 02/01/25	21,000	21,717
Qorvo, Inc. 5.500%, 07/15/26 (144A)	941,000	955,237

		1,757,330

Software—4.0%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	1,235,000	1,255,069
Ascend Learning LLC 6.875%, 08/01/25 (144A)	498,000	502,980
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A) (a)	561,000	573,398
CDK Global, Inc. 4.875%, 06/01/27	1,516,000	1,478,100
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	534,000	529,995
First Data Corp. 5.750%, 01/15/24 (144A)	4,226,000	4,279,881
7.000%, 12/01/23 (144A)	328,000	341,530

Security Description	Principal Amount*	Value

Software—(Continued)
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	1,669,000	$1,848,418
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 7.875% PIK, 05/01/21 (144A) (c)	752,000	760,084
Infor U.S., Inc. 6.500%, 05/15/22	4,466,000	4,526,514
Informatica LLC 7.125%, 07/15/23 (144A)	1,919,000	1,964,250
InterXion Holding NV 4.750%, 06/15/25 (EUR)	100,000	121,713
IQVIA, Inc. 3.250%, 03/15/25 (144A) (EUR)	150,000	177,379
3.250%, 03/15/25 (EUR)	425,000	502,575
3.500%, 10/15/24 (EUR)	100,000	119,869
MSCI, Inc. 5.250%, 11/15/24 (144A)	234,000	239,616
Nuance Communications, Inc. 6.000%, 07/01/24	425,000	438,281
PTC, Inc. 6.000%, 05/15/24	474,000	494,738
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	350,000	340,813
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	1,060,000	1,099,750
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	3,043,000	3,334,519
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	664,000	692,220
TIBCO Software, Inc. 11.375%, 12/01/21 (144A)	1,841,000	1,965,268
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (144A)	278,000	270,077

		27,857,037

Storage/Warehousing—0.4%
Algeco Global Finance plc 6.500%, 02/15/23 (EUR)	200,000	244,870
8.000%, 02/15/23 (144A)	1,186,000	1,215,650
Mobile Mini, Inc. 5.875%, 07/01/24	1,525,000	1,547,875

		3,008,395

Telecommunications—6.8%
CenturyLink, Inc. 6.450%, 06/15/21	961,000	997,037
6.750%, 12/01/23 (a)	761,000	790,489
7.500%, 04/01/24 (a)	377,000	402,919
7.600%, 09/15/39	91,000	81,218
7.650%, 03/15/42	1,031,000	920,168
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	960,000	880,800
8.000%, 10/15/25 (144A)	316,000	294,670
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	803,000	772,888
6.000%, 06/15/25 (144A)	2,000	2,064

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CommScope, Inc. 5.500%, 06/15/24 (144A)	372,000	$374,790
Digicel Group, Ltd. 8.250%, 09/30/20 (144A)	1,210,000	922,625
Digicel, Ltd. 6.000%, 04/15/21 (144A) (a)	1,853,000	1,718,657
DKT Finance A.p.S. 7.000%, 06/17/23 (EUR)	247,000	306,349
eircom Finance DAC 4.500%, 05/31/22 (EUR)	100,000	118,694
Embarq Corp. 7.995%, 06/01/36	953,000	950,618
Frontier Communications Corp. 7.125%, 03/15/19 (a)	694,000	698,372
8.500%, 04/01/26 (144A)	954,000	901,530
10.500%, 09/15/22	425,000	376,920
11.000%, 09/15/25	2,849,000	2,221,394
Hughes Satellite Systems Corp. 5.250%, 08/01/26	762,000	744,626
7.625%, 06/15/21	231,000	249,545
Inmarsat Finance plc 4.875%, 05/15/22 (144A)	213,000	211,935
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	1,659,000	1,529,598
8.500%, 10/15/24 (144A)	1,770,000	1,785,487
9.750%, 07/15/25 (144A) (a)	2,151,000	2,277,371
Koninklijke KPN NV 6.875%, 5Y GBP Swap + 5.505%, 03/14/73 (GBP) (b)	100,000	137,998
Level 3 Financing, Inc. 5.125%, 05/01/23	636,000	640,770
5.250%, 03/15/26	2,929,000	2,881,550
5.375%, 01/15/24	323,000	323,562
5.375%, 05/01/25	235,000	235,000
5.625%, 02/01/23	273,000	276,099
Level 3 Parent LLC 5.750%, 12/01/22	187,000	189,141
Matterhorn Telecom S.A. 3.875%, 05/01/22 (EUR)	175,000	206,973
Nokia Oyj 3.375%, 06/12/22	251,000	246,231
6.625%, 05/15/39 (a)	1,288,000	1,387,820
OTE plc 3.500%, 07/09/20 (EUR)	100,000	121,330
Qualitytech LP/QTS Finance Corp. 4.750%, 11/15/25 (144A) (a)	328,000	314,122
SoftBank Group Corp. 4.000%, 04/20/23 (EUR)	175,000	213,729
6.875%, 5Y USD ICE Swap + 4.854%, 07/19/27 (b)	675,000	614,250
Sprint Capital Corp. 6.875%, 11/15/28	1,645,000	1,652,715
8.750%, 03/15/32	1,667,000	1,874,858
Sprint Corp. 7.125%, 06/15/24	3,202,000	3,326,077
7.625%, 02/15/25	331,000	351,026
7.625%, 03/01/26 (a)	2,268,000	2,400,111
7.875%, 09/15/23	1,332,000	1,435,044

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
T-Mobile USA, Inc. 4.500%, 02/01/26	1,228,000	$1,170,591
4.750%, 02/01/28	600,000	564,750
6.375%, 03/01/25	454,000	472,977
6.500%, 01/15/26	495,000	518,612
TDC A/S 3.750%, 03/02/22 (EUR)	110,000	139,849
Telecom Italia Capital S.A. 6.000%, 09/30/34 (a)	1,825,000	1,741,962
6.375%, 11/15/33	588,000	576,240
7.721%, 06/04/38	30,000	31,800
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	90,000	143,694
Telecom Italia S.p.A. 2.875%, 01/28/26 (EUR)	100,000	115,600
3.625%, 01/19/24 (EUR)	100,000	123,041
5.875%, 05/19/23 (GBP)	100,000	142,205
Telefonica Europe B.V. 2.625%, 5Y EUR Swap + 2.327%, 06/07/23 (EUR) (b)	100,000	110,631
3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (b)	100,000	118,746
4.200%, 5Y EUR Swap + 3.806%, 12/04/19 (EUR) (b)	400,000	479,049
5.000%, 6Y EUR Swap + 3.804%, 03/31/20 (EUR) (b)	400,000	488,285
Telesat Canada / Telesat LLC 8.875%, 11/15/24 (144A)	563,000	602,410
Wind Tre S.p.A. 2.625%, 01/20/23 (EUR)	120,000	131,316
2.750%, 3M EURIBOR + 2.750%, 01/20/24 (EUR) (b)	110,000	119,168
3.125%, 01/20/25 (EUR)	174,000	184,396

		47,334,492

Toys/Games/Hobbies—0.1%
Mattel, Inc. 5.450%, 11/01/41	90,000	72,900
6.200%, 10/01/40	153,000	128,520
6.750%, 12/31/25 (144A)	726,000	711,480

		912,900

Transportation—0.1%
Ceva Logistics Finance B.V. 5.250%, 08/01/25 (EUR)	100,000	113,843
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	629,340
XPO Logistics, Inc. 6.500%, 06/15/22 (144A)	34,000	35,105

		778,288

Trucking & Leasing—0.3%
Avolon Holdings, Ltd. 5.125%, 10/01/23 (144A) (a)	859,000	866,516
Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/01/25 (144A)	170,000	168,802
6.750%, 03/15/22 (144A)	159,000	162,975
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	601,000	607,010

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—(Continued)
Park Aerospace Holdings, Ltd.
5.500%, 02/15/24 (144A)	201,000	$205,774

		2,011,077

Total Corporate Bonds & Notes (Cost $555,389,808)		552,893,439

Floating Rate Loans (j)—13.0%

Aerospace/Defense—0.2%
Accudyne Industries LLC Term Loan, 5.242%, 1M LIBOR + 3.000%, 08/18/24	676,792	680,458
PowerSchool Term Loan B, 5.354%, 1M LIBOR + 3.250%, 08/01/25	208,000	208,260
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 7.186%, 2M LIBOR + 5.000%, 11/28/21	402,900	396,731
2nd Lien Term Loan, 11.200%, 2M LIBOR + 9.000%, 04/28/22	142,000	140,580
WP CPP Holdings LLC Term Loan, 6.280%, 2M LIBOR + 3.750%, 04/30/25	116,000	116,894

		1,542,923

Auto Manufacturers—0.0%
Direct ChassisLink, Inc. 2nd Lien Term Loan, 8.242%, 1M LIBOR + 6.000%, 06/15/23	104,000	105,170

Auto Parts & Equipment—0.0%
Belron Finance U.S. LLC Term Loan B, 4.843%, 3M LIBOR + 2.500%, 11/07/24	274,923	275,868

Building Materials—0.2%
Pisces Midco, Inc. Term Loan, 6.087%, 3M LIBOR + 3.750%, 04/12/25	1,246,456	1,256,064

Chemicals—1.1%
Alpha 3 B.V. Term Loan B1, 5.386%, 3M LIBOR + 3.000%, 01/31/24	324,686	326,411
Ascend Performance Materials Operations LLC Term Loan B, 7.636%, 3M LIBOR + 5.250%, 08/12/22	2,849,305	2,870,674
Invictus U.S. LLC 1st Lien Term Loan, 5.195%, 2M LIBOR + 3.000%, 03/28/25	235,639	237,554
2nd Lien Term Loan, 8.826%, 1M LIBOR + 6.750%, 03/28/26	130,000	130,569
LTI Holdings, Inc. 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 09/06/25	303,000	304,704
2018 2nd Lien Term Loan, 8.992%, 1M LIBOR + 6.750%, 09/06/26	122,000	122,477
Starfruit Finco B.V. Term Loan B, 10/01/25 (k)	3,413,000	3,431,587

		7,423,976

Security Description	Principal Amount*	Value

Coal—0.1%
CONSOL Energy, Inc. 1st Lien Term Loan B, 8.250%, 1M LIBOR + 6.000%, 11/28/22	673,574	$689,572

Commercial Services—1.6%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 08/30/24	190,673	191,209
Element Materials Technology Group U.S. Holdings, Inc. Term Loan B, 5.742%, 1M LIBOR + 3.500%, 06/28/24	121,085	121,993
Financial & Risk Holdings, Inc. Term Loan, 10/01/25 (k)	6,760,000	6,753,362
Laureate Education, Inc. Term Loan B, 5.742%, 1M LIBOR + 3.500%, 04/26/24	202,483	203,622
Mavis Tire Express Services Corp. 1st Lien Term Loan, 5.415%, 1M LIBOR + 3.250%, 03/20/25	161,699	161,396
Delayed Draw Term Loan, 5.415%, 03/20/25 (l)	26,009	25,960
PSAV Holdings LLC 1st Lien Term Loan, 5.459%, 3M LIBOR + 3.250%, 03/01/25	284,570	284,570
2nd Lien Term Loan, 9.592%, 3M LIBOR + 7.250%, 09/01/25	232,000	229,680
Verscend Holding Corp. Term Loan B, 6.742%, 1M LIBOR + 4.500%, 08/27/25	2,953,599	2,970,213

		10,942,005

Computers—0.2%
Access CIG LLC 1st Lien Term Loan, 5.992%, 1M LIBOR + 3.750%, 02/27/25	140,044	140,972
2nd Lien Delayed Draw Term Loan, 7.750%, 02/27/26 (l)	2,719	2,744
2nd Lien Incremental Term Loan, 9.992%, 1M LIBOR + 7.750%, 02/27/26	4,000	4,022
2nd Lien Term Loan, 9.992%, 1M LIBOR + 7.750%, 02/27/26	50,614	51,078
Delayed Draw Term Loan, 3.750%, 02/27/25 (l)	17,588	17,705
Incremental Term Loan, 5.992%, 1M LIBOR + 3.750%, 02/27/25	19,900	20,037
Flexential Intermediate Corp. 1st Lien Term Loan, 5.886%, 3M LIBOR + 3.500%, 08/01/24	348,480	344,850
Tempo Acquisition LLC Term Loan, 5.242%, 1M LIBOR + 3.000%, 05/01/24	295,912	297,355
TierPoint LLC 1st Lien Term Loan, 5.992%, 1M LIBOR + 3.750%, 05/06/24	324,358	321,398

		1,200,161

Distribution/Wholesale—0.1%
Beacon Roofing Supply, Inc. Term Loan B, 4.383%, 1M LIBOR + 2.250%, 01/02/25	296,510	296,325

Electrical Components & Equipment—0.1%
Cortes NP Acquisition Corp. Term Loan B, 6.313%, 3M LIBOR + 4.000%, 11/30/23	480,457	483,310

Energy-Alternate Sources—0.0%
ExGen Renewables IV LLC Term Loan B, 5.320%, 3M LIBOR + 3.000%, 11/28/24	173,584	175,320

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.7%
GVC Holdings PLC EUR Term Loan, 2.750%, EURIBOR + 2.750%, 03/29/24 (EUR)	1,000,000	$1,165,042
Penn National Gaming, Inc. 1st Lien Term Loan B, 08/14/25 (k)	157,000	157,967
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.886%, 3M LIBOR + 3.500%, 07/10/25	3,249,855	3,281,743

		4,604,752

Food—0.3%
CHG PPC Parent LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 03/31/25	241,395	241,923
Chobani LLC Term Loan B, 5.742%, 1M LIBOR + 3.500%, 10/10/23	141,841	138,738
Froneri International plc EUR Term Loan B, 2.625%, EURIBOR + 2.625%, 01/22/25 (EUR)	1,000,000	1,166,637
JBS USA LLC Term Loan B, 4.837%, 3M LIBOR + 2.500%, 10/30/22	206,579	207,225

		1,754,523

Health Care Providers & Services—0.1%
AHP Health Partners, Inc. 2018 Term Loan, 6.742%, 1M LIBOR + 4.500%, 06/30/25	325,185	328,978
Brazos Delaware II LLC Term Loan B, 6.165%, 1M LIBOR + 4.000%, 05/21/25	101,745	101,586
DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 4.310%, 06/06/25 (l)	53,508	54,010
1st Lien Term Loan, 5.992%, 1M LIBOR + 3.750%, 06/06/25	213,631	215,634

		700,208

Healthcare-Products—0.5%
DJO Finance LLC Term Loan, 5.492%, 3M LIBOR + 3.250%, 06/08/20	1,656,730	1,658,973
Immucor, Inc. Extended Term Loan B, 7.386%, 3M LIBOR + 5.000%, 06/15/21	1,718,279	1,751,214

		3,410,187

Healthcare-Services—0.7%
Envision Healthcare Corp. 1st Lien Term Loan, 09/26/25 (k)	2,799,000	2,785,439
Gentiva Health Services, Inc. 1st Lien Term Loan, 6.000%, 1M LIBOR + 3.750%, 07/02/25	852,188	863,373
2nd Lien Term Loan, 9.337%, 3M LIBOR + 7.000%, 07/02/26	125,897	129,988
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 06/30/25	424,557	426,338
Quorum Health Corp. Term Loan B, 8.992%, 1M LIBOR + 6.750%, 04/29/22	415,722	421,283
Team Health Holdings, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 02/06/24	535,319	521,267

		5,147,688

Security Description	Principal Amount*	Value

Hotels, Restaurants & Leisure—0.2%
Las Vegas Sands LLC Term Loan B, 3.992%, 1M LIBOR + 1.750%, 03/27/25	1,310,415	$1,310,862

Household Products—0.0%
Energizer Holdings, Inc. Term Loan B, 06/20/25 (k)	137,000	138,370

Insurance—0.3%
Alliant Holdings I, Inc. Term Loan B, 5.148%, 1M LIBOR + 3.000%, 05/09/25	113,715	114,085
Asurion LLC 2nd Lien Term Loan, 8.742%, 1M LIBOR + 6.500%, 08/04/25	977,000	1,006,513
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 03/01/21	321,322	321,858
2nd Lien Term Loan, 8.008%, 1M LIBOR + 5.750%, 02/28/22	207,000	208,164
USI, Inc. Term Loan, 5.386%, 3M LIBOR + 3.000%, 05/16/24	412,885	413,475

		2,064,095

Internet—0.2%
Ascend Learning LLC Term Loan B, 5.242%, 1M LIBOR + 3.000%, 07/12/24	142,560	142,872
Uber Technologies Term Loan, 6.120%, 1M LIBOR + 4.000%, 04/04/25	994,508	1,002,836

		1,145,708

IT Services—0.1%
McAfee LLC Term Loan B, 6.742%, 1M LIBOR + 4.500%, 09/30/24	340,843	344,109
Peak 10 Holding Corp. Term Loan Second Lien, 9.593%, 3M LIBOR + 7.250%, 08/01/25	148,000	144,423

		488,532

Lodging—0.0%
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 5.250%, 1M LIBOR + 3.000%, 04/27/24	266,305	267,678

Machinery—0.1%
Altra Industrial Motion Corp. Term Loan B, 10/01/25 (k)	398,000	399,493

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings Inc. 2nd Lien Term Loan, 8.992%, 1M LIBOR + 6.750%, 08/03/26	197,000	201,088

Machinery-Diversified—0.2%
Titan Acquisition, Ltd. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 03/28/25	1,438,515	1,397,045

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Media—1.3%
Altice France S.A. Term Loan B13, 6.158%, 1M LIBOR + 4.000%, 08/14/26	1,466,000	$1,456,288
Charter Communications Operating LLC Term Loan A2, 3.750%, 1M LIBOR + 1.500%, 03/31/23	2,958,725	2,963,039
Ligado Networks LLC 2nd Lien Term Loan, 12/07/20	1,465,148	413,904
Term Loan, PIK, 12/07/20 (c)	5,700,605	4,420,346

		9,253,577

Miscellaneous Manufacturing—0.0%
Filtration Group Corp. 1st Lien Term Loan, 5.242%, 1M LIBOR + 3.000%, 03/29/25	126,365	127,326

Office/Business Equipment—0.4%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.589%, 3M LIBOR + 4.250%, 06/21/24	3,048,275	3,071,137

Oil & Gas—0.6%
Bronco Midstream Funding LLC Term Loan B, 5.690%, 1M LIBOR + 3.500%, 08/14/23	74,629	75,080
California Resources Corp. 1st Lien Term Loan, 6.962%, 1M LIBOR + 4.750%, 12/31/22	1,589,000	1,622,766
CD&R Firefly Bidco, Ltd. GBP Term Loan B1, 5.247%, 2M GBP LIBOR + 4.500%, 06/23/25 (GBP)	1,000,000	1,307,881
Gavilan Resources LLC 2nd Lien Term Loan, 8.165%, 1M LIBOR + 6.000%, 03/01/24	470,000	445,325
Medallion Midland Acquisition LLC 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 10/30/24	214,380	213,141
Vine Oil & Gas L.P. Term Loan B, 9.117%, 1M LIBOR + 6.875%, 12/12/21	611,000	615,582

		4,279,775

Oil & Gas Services—0.8%
Lucid Energy Group II LLC 1st Lien Term Loan, 5.165%, 1M LIBOR + 3.000%, 02/17/25	202,980	200,104
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.242%, 1M LIBOR + 5.000%, 05/10/25	3,275,540	3,321,398
Pioneer Energy Services Corp. Term Loan, 9.898%, 1M LIBOR + 7.750%, 11/08/22	1,366,000	1,400,150
Weatherford International, Ltd. Term Loan, 3.675%, 1M LIBOR + 1.425%, 07/13/20	553,824	548,978

		5,470,630

Packaging & Containers—0.2%
Horizon Holdings III SAS EUR Term Loan B4, 2.750%, EURIBOR + 2.750%, 10/29/22 (EUR)	1,000,000	1,161,373

Pharmaceuticals—0.3%
Amneal Pharmaceuticals LLC Term Loan B, 5.750%, 1M LIBOR + 3.500%, 05/04/25	685,883	693,170
Auris Luxembourg III S.a.r.l. Term Loan B, 07/20/25 (k)	344,000	348,730

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.500%, 1M LIBOR + 4.250%, 04/29/24	994,145	$1,002,843
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.104%, 1M LIBOR + 3.000%, 06/01/25	335,317	337,413

		2,382,156

Pipelines—0.1%
AL Midcoast Holdings LLC Term Loan B, 7.843%, 3M LIBOR + 5.500%, 07/31/25	574,000	576,751

Retail—0.4%
EG Group, Ltd. EUR Delayed Draw Term Loan B3, 4.000%, EURIBOR + 4.000%, 02/06/25 (EUR)	336,391	392,195
EUR Term Loan B1, 4.000%, EURIBOR + 4.000%, 02/06/25 (EUR)	660,291	769,697
Neiman Marcus Group, Ltd. LLC Term Loan, 5.370%, 1M LIBOR + 3.250%, 10/25/20	671,486	624,622
SRS Distribution, Inc. 1st Lien Term Loan, 5.441%, 3M LIBOR + 3.250%, 05/23/25	833,000	827,050

		2,613,564

Semiconductors—0.0%
Mitchell International, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 11/29/24	162,293	162,191

Software—0.6%
Applied Systems, Inc. 2nd Lien Term Loan, 9.386%, 3M LIBOR + 7.000%, 09/19/25	65,000	66,602
BMC Software Finance, Inc. Term Loan B, 10/02/25 (k)	1,032,000	1,043,085
Cypress Intermediate Holdings III, Inc. 2nd Lien Term Loan, 8.992%, 1M LIBOR + 6.750%, 04/27/25	81,000	81,785
Kronos, Inc. 2nd Lien Term Loan, 10.593%, 3M LIBOR + 8.250%, 11/01/24	1,310,000	1,344,183
Mitchell International, Inc. 2nd Lien Term Loan, 9.492%, 1M LIBOR + 7.250%, 12/01/25	322,000	321,295
Renaissance Holding Corp. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 05/30/25	243,390	243,441
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.492%, 1M LIBOR + 2.250%, 04/16/25	286,060	286,618
Term Loan B5, 04/16/25 (k)	194,000	194,283
SS&C Technologies, Inc. Term Loan B3, 4.492%, 1M LIBOR + 2.250%, 04/16/25	797,682	799,239

		4,380,531

Telecommunications—1.3%
CenturyLink, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 01/31/25	1,807,343	1,797,552
Digicel International Finance, Ltd. Term Loan B, 5.570%, 3M LIBOR + 3.250%, 05/28/24	521,326	498,084

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Intelsat Jackson Holdings S.A. Term Loan B3, 5.980%, 1M LIBOR + 3.750%, 11/27/23	205,800	$206,884
Term Loan B4, 6.730%, 1M LIBOR + 4.500%, 01/02/24	635,588	670,347
Term Loan B5, 6.625%, 6M LIBOR + 6.625%, 01/02/24	3,529,612	3,685,504
TDC A/S EUR Term Loan, 3.500%, EURIBOR + 3.500%, 05/31/25 (EUR)	1,000,000	1,171,130
Term Loan, 5.839%, 3M LIBOR + 3.500%, 05/31/25	418,950	424,344
West Corp. Term Loan B1, 5.742%, 1M LIBOR + 3.500%, 10/10/24	163,590	162,495
Xplornet Communications, Inc. Term Loan B, 6.386%, 3M LIBOR + 4.000%, 09/09/21	651,080	655,149

		9,271,489

Total Floating Rate Loans (Cost $91,649,825)		90,171,423

Asset-Backed Securities—3.2%

Asset-Backed - Other—3.2%
Allegro CLO, Ltd. 4.303%, 3M LIBOR + 2.150%, 10/21/28 (144A) (b)	250,000	250,000
ALM, Ltd. 4.086%, 3M LIBOR + 1.650%, 10/15/27 (144A) (b)	250,000	250,000
4.239%, 3M LIBOR + 1.900%, 07/15/27 (144A) (b)	700,000	698,590
4.636%, 3M LIBOR + 2.200%, 10/15/27 (144A) (b)	250,000	250,000
Anchorage Capital CLO, Ltd. 5.339%, 3M LIBOR + 3.000%, 07/28/28 (144A) (b)	1,000,000	999,959
Apidos CLO 4.198%, 3M LIBOR + 1.850%, 04/20/31 (144A) (b)	500,000	496,388
5.597%, 3M LIBOR + 3.250%, 07/22/26 (144A) (b)	550,000	549,990
Ares CLO, Ltd. 4.114%, 3M LIBOR + 1.800%, 05/15/30 (144A) (b)	500,000	493,205
5.214%, 3M LIBOR + 2.900%, 05/15/30 (144A) (b)	500,000	497,014
8.489%, 3M LIBOR + 6.150%, 10/15/30 (144A) (b)	500,000	503,746
Atlas Senior Loan Fund X, Ltd. 3.839%, 3M LIBOR + 1.500%, 01/15/31 (144A) (b)	250,000	246,689
Ballyrock CLO, Ltd. 5.039%, 3M LIBOR + 2.700%, 10/15/28 (144A) (b)	1,000,000	1,000,427
BlueMountain CLO, Ltd. 3.698%, 3M LIBOR + 1.350%, 04/20/27 (144A) (b)	300,000	295,503
Carlyle Global Market Strategies CLO, Ltd. 3.939%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	250,000	249,994
4.198%, 3M LIBOR + 1.850%, 04/20/27 (144A) (b)	250,000	249,994
6.048%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	500,000	506,573
9.348%, 3M LIBOR + 7.000%, 10/20/29 (144A) (b)	750,000	751,435
Cedar Funding CLO, Ltd. 5.586%, 10/17/30 (144A)	270,000	270,407
Chenango Park CLO, Ltd. 4.189%, 3M LIBOR + 1.850%, 04/15/30 (144A) (b)	500,000	493,878
CIFC Funding, Ltd. 4.527%, 3M LIBOR + 2.100%, 10/17/31 (144A) (b)	250,000	250,000
Galaxy CLO, Ltd. Zero Coupon, -1x 3M LIBOR + 3.100%, 10/25/31 (144A) (b)	250,000	250,000

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Highbridge Loan Management, Ltd. 4.222%, 3M LIBOR + 1.850%, 07/18/31 (144A) (b)	500,000	$493,889
Madison Park Funding, Ltd. 5.598%, 3M LIBOR + 3.250%, 07/20/26 (144A) (b)	250,000	250,128
Neuberger Berman CLO, Ltd. 4.599%, 3M LIBOR + 2.150%, 10/17/27 (144A) (b)	250,000	250,000
4.649%, 3M LIBOR + 2.200%, 10/17/30 (144A) (b)	250,000	250,000
5.349%, 3M LIBOR + 2.900%, 10/17/27 (144A) (b)	280,000	280,000
OCP CLO, Ltd. 3.605%, 3M LIBOR + 1.270%, 10/26/30 (144A) (b)	600,000	602,111
Octagon Investment Partners, Ltd. 3.335%, 3M LIBOR + 1.000%, 01/25/31 (144A) (b)	1,500,000	1,498,140
5.189%, 3M LIBOR + 2.850%, 07/15/30 (144A) (b)	500,000	499,986
OneMain Financial Issuance Trust 4.320%, 07/18/25 (144A)	200,000	200,827
OZLM, Ltd. 4.110%, 3M LIBOR + 1.950%, 04/20/31 (144A) (b)	500,000	499,596
4.436%, 3M LIBOR + 2.100%, 04/17/31 (144A) (b)	500,000	495,668
5.110%, 3M LIBOR + 2.950%, 04/20/31 (144A) (b)	500,000	496,476
5.466%, 3M LIBOR + 3.130%, 04/17/31 (144A) (b)	500,000	497,515
Palmer Square CLO, Ltd. 4.199%, 3M LIBOR + 1.750%, 10/17/31 (144A) (b)	250,000	250,000
4.649%, 3M LIBOR + 2.200%, 10/17/31 (144A) (b)	332,000	332,000
5.649%, 3M LIBOR + 3.200%, 10/17/31 (144A) (b)	332,000	332,000
Park Avenue Institutional Advisers CLO, Ltd. 4.110%, 3M LIBOR + 1.800%, 08/23/31 (144A) (b)	250,000	249,993
Rockford Tower CLO, Ltd. 4.229%, 3M LIBOR + 1.800%, 10/20/31 (144A) (b)	250,000	249,738
4.629%, 3M LIBOR + 2.200%, 10/20/31 (144A) (b)	500,000	498,970
5.258%, 3M LIBOR + 3.000%, 05/20/31 (144A) (b)	500,000	497,018
5.529%, 3M LIBOR + 3.100%, 10/20/31 (144A) (b)	250,000	249,983
8.429%, 3M LIBOR + 6.000%, 10/20/31 (144A) (b)	350,000	347,488
RR, Ltd. Zero Coupon, 3M LIBOR + 2.250%, 10/15/31 (144A) (b)	250,000	250,000
Sound Point CLO, Ltd. 4.248%, 3M LIBOR + 1.900%, 04/15/29 (144A) (b)	500,000	499,844
6.598%, 3M LIBOR + 4.250%, 10/20/28 (144A) (b)	500,000	500,375
TICP CLO, Ltd. 4.589%, 3M LIBOR + 2.150%, 10/20/31 (144A) (b)	250,000	250,000
5.489%, 3M LIBOR + 3.050%, 10/20/31 (144A) (b)	250,000	250,000
8.439%, 3M LIBOR + 6.000%, 10/20/31 (144A) (b)	250,000	250,000
Westcott Park CLO, Ltd. 6.698%, 3M LIBOR + 4.350%, 07/20/28 (144A) (b)	500,000	503,755
9.548%, 3M LIBOR + 7.200%, 07/20/28 (144A) (b)	500,000	508,174
York CLO, Ltd. 3.815%, 3M LIBOR + 1.650%, 10/22/29 (144A) (b)	250,000	250,000
4.265%, 3M LIBOR + 2.100%, 10/22/29 (144A) (b)	250,000	250,000

Total Asset-Backed Securities (Cost $22,332,390)		22,387,466

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—2.3%

Security Description	Shares	Value

Banks—0.1%
Bank of America Corp.	11,421	$336,463
JPMorgan Chase & Co.	3,105	350,368

		686,831

Capital Markets—0.1%
Goldman Sachs Group, Inc. (The)	1,475	330,754
Morgan Stanley	6,601	307,408

		638,162

Chemicals—0.4%
Advanced Emissions Solutions, Inc.	11,202	133,976
Platform Specialty Products Corp. (m)	189,342	2,361,095

		2,495,071

Containers & Packaging—0.2%
Crown Holdings, Inc. (m)	26,261	1,260,528

Diversified Telecommunication Services—0.1%
CenturyLink, Inc. (a)	38,196	809,755

Equity Real Estate Investment Trusts—0.1%
Gaming and Leisure Properties, Inc.	19,300	680,325

Health Care Providers & Services—0.1%
Tenet Healthcare Corp. (m)	2,957	84,156
Universal Health Services, Inc. - Class B	4,510	576,559

		660,715

Hotels, Restaurants & Leisure—0.7%
Stars Group, Inc. (The) (m)	181,335	4,503,717

IT Services—0.1%
First Data Corp. - Class A (m)	40,029	979,510

Machinery—0.0%
Gates Industrial Corp. plc (m)	5,946	115,947

Media—0.1%
Altice USA, Inc. - Class A	35,135	637,349

Metals & Mining—0.2%
Constellium NV - Class A (m)	113,844	1,405,973

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp. (m)	50,598	226,173

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. (m)	1,736	60,569

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (m)	12,004	842,441

Total Common Stocks (Cost $13,997,841)		16,003,066

Preferred Stocks—0.5%
Security Description	Shares/ Principal Amount*	Value

Banks—0.5%
GMAC Capital Trust, 8.099%, 3M LIBOR + 5.785%, 02/15/40 (a) (b)	143,228	$3,766,896

Diversified Financial Services—0.0%
Marsico Parent Superholdco LLC , 12/14/19 (144A) (h) (i)	25	0

Total Preferred Stocks (Cost $3,805,108)		3,766,896

Mutual Funds—0.5%

Investment Company Securities—0.5%
Financial Select Sector SPDR Fund	74,161	2,045,360
SPDR S&P Oil & Gas Exploration & Production ETF (a)	27,027	1,169,999

Total Mutual Funds (Cost $3,149,781)		3,215,359

Convertible Bonds—0.2%

Media—0.0%
DISH Network Corp. 3.375%, 08/15/26 (a)	501,000	477,837

Oil & Gas—0.1%
Ensco Jersey Finance, Ltd. 3.000%, 01/31/24	543,000	540,639
PDC Energy, Inc. 1.125%, 09/15/21	20,000	19,356

		559,995

Telecommunications—0.1%
Intelsat S.A. 4.500%, 06/15/25	109,000	201,977
Telecom Italia S.p.A. 1.125%, 03/26/22	300,000	335,381
Vodafone Group plc Zero Coupon, 11/26/20	100,000	125,192

		662,550

Total Convertible Bonds (Cost $1,681,976)		1,700,382

Convertible Preferred Stock—0.1%

Machinery—0.1%
Rexnord Corp. 5.750%, 11/15/19 (Cost $306,715)	5,211	338,715

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (d) (f) (h) (i)	1,395,000	0
Lear Corp. (d) (f) (h) (i)	1,530,000	0

		0

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2018 (Unaudited)

Escrow Shares—(Continued)

Security Description	Shares/ Principal Amount*	Value

Chemicals—0.0%
Momentive Performance Materials, Inc. (d) (f) (h)	1,398,000	$0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (d) (f)	489,000	13,692
Lehman Brothers Holdings, Inc. (d) (f)	1,740,000	48,720

		62,412

Total Escrow Shares (Cost $0)		62,412

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (h) (i) (m) (n) (Cost $16)	1,601	0

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $15,031,803; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $15,334,793.	15,030,550	15,030,550

Total Short-Term Investments (Cost $15,030,550)		15,030,550

Securities Lending Reinvestments (o)—8.4%

Bank Note—0.4%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (b)	3,000,000	3,000,000

Certificates of Deposit—2.4%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (b)	1,000,000	999,983
Banco Santander S.A. 2.340%, 11/07/18	999,975	1,000,082
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (b)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (b)	1,000,000	1,000,954
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (b)	1,000,000	999,797
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (b)	500,000	500,179
Credit Industriel et Commercial Zero Coupon, 01/25/19	987,228	992,030
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (b)	1,000,000	$999,921
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (b)	1,000,000	1,000,330
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (b)	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.321%, 1M LIBOR + 0.190%, 04/11/19 (b)	1,000,000	999,953
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (b)	1,000,000	1,000,119
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (b)	500,000	500,083
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (b)	1,000,000	1,000,531

		16,993,962

Commercial Paper—1.0%
Bank of China, Ltd. 2.550%, 10/19/18	993,838	998,716
2.550%, 12/20/18	993,625	994,247
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (b)	1,000,000	1,000,103
Sheffield Receivables Co. 2.490%, 11/26/18	986,928	996,159
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
Starbird Funding Corp. 2.280%, 11/08/18	994,300	997,446
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (b)	1,000,000	1,000,923

		6,985,428

Repurchase Agreements—3.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $505,253; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $527,143.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,100,205; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $700,131; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $714,000.	700,000	700,000

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,100,205; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,122,000.	1,100,000	$1,100,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $611,307; collateralized by various Common Stock with an aggregate market value of $667,994.	600,000	600,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $702,776; collateralized by various Common Stock with an aggregate market value of $777,872.	700,000	700,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,679,136; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,711,099.	1,678,828	1,678,828
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,968,398; collateralized by various Common Stock with an aggregate market value of $3,080,000.	2,800,000	2,800,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $4,001,921; collateralized by various Common Stock with an aggregate market value of $4,400,857.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,114,229; collateralized by various Common Stock with an aggregate market value of $1,223,921.	1,100,000	1,100,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,223,790; collateralized by various Common Stock with an aggregate market value of $1,335,186.	1,200,000	1,200,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $703,641; collateralized by various Common Stock with an aggregate market value of $778,921.	700,000	700,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,135; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $1,519,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,665,973.	1,500,000	1,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $1,822,985; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,999,167.	1,800,000	$1,800,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,923,652; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,922,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $502,828; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $555,324.	500,000	500,000

		24,778,828

Time Deposits—1.0%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	1,000,000	1,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	2,000,000	2,000,000
DZ Bank AG 2.150%, 10/01/18	2,000,000	2,000,000
Nordea Bank New York 2.140%, 10/01/18	2,000,000	2,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $58,755,433)		58,758,218

Total Purchased Options—0.0% (p) (Cost $9,643)		5,559

Total Investments—109.8% (Cost $766,109,086)		764,333,485
Unfunded Loan Commitments—(0.0)% (Cost $(85,024))		(85,024)
Net Investments—109.8% (Cost $766,024,062)		764,248,461
Other assets and liabilities (net)—(9.8)%		(67,901,184)

Net Assets—100.0%		$696,347,277

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $56,318,510 and the collateral received consisted of cash in the amount of $58,728,721. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(g)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2018, the value of securities pledged amounted to $1,005,150.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent less than 0.05% of net assets.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after September 30, 2018, at which time the interest rate will be determined.
(l)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(m)	Non-income producing security.
(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $330,209,369, which is 47.4% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
HMH Publishing Co., Ltd. 06/22/19	06/22/12	1,601	$16	$0

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date(a)	Principal Amount	Net Closing Amount
Credit Suisse Securities (USA) LLC	2.300%	08/21/18	OPEN	$953,750	$953,750

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	258,000	SCB	10/01/18	USD	302,898	$(3,347)
EUR	32,344,000	UBSA	10/04/18	USD	37,454,352	104,576
GBP	5,685,000	CBNA	10/04/18	USD	7,416,083	(5,602)

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	30,741,000	BBP	10/04/18	USD	35,850,769	$153,298
EUR	874,000	HSBC	10/04/18	USD	1,018,725	3,808
EUR	174,000	HSBC	10/04/18	USD	203,829	1,774
EUR	103,000	NIP	10/04/18	USD	119,991	384
EUR	98,000	NIP	10/04/18	USD	113,422	(378)
EUR	195,000	SCB	10/04/18	USD	228,692	2,251
EUR	258,000	SCB	11/05/18	USD	303,724	3,377
EUR	32,344,000	UBSA	11/05/18	USD	37,548,020	(104,753)
GBP	5,624,000	JPMC	10/04/18	USD	7,313,871	(17,095)
GBP	61,000	NIP	10/04/18	USD	80,262	747
GBP	5,685,000	CBNA	11/05/18	USD	7,426,549	5,569

Net Unrealized Appreciation						$144,609

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
Euro STOXX 50 Index Futures	12/21/18	2	EUR	67,740	$1,505
STOXX Europe 600 Bank Index Futures	12/21/18	3	EUR	23,430	52

Futures Contracts—Short
Euro-Bobl Futures	12/06/18	(2)	EUR	(261,400)	2,042
Euro-Bund Futures	12/06/18	(2)	EUR	(317,580)	4,457
Russell 2000 Index Mini Futures	12/21/18	(42)	USD	(3,571,680)	18,914
U.S. Treasury Note 10 Year Futures	12/19/18	(2)	USD	(237,563)	2,731
U.S. Treasury Note 5 Year Futures	12/31/18	(1)	USD	(112,477)	768
United Kingdom Long Gilt Bond Futures	12/27/18	(1)	GBP	(120,940)	1,472

Net Unrealized Appreciation					$31,941

Purchased Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Call - Euro STOXX Banks Index	EUR	110.000	10/19/18	40	EUR 2,000	$4,722	$2,555	$(2,167)
Call - Euro STOXX Banks Index	EUR	112.500	11/16/18	45	EUR 2,250	4,921	3,004	(1,917)

Totals						$9,643	$5,559	$(4,084)

Swap Agreements

Centrally Cleared Credit Default Swaps on Corporate Issues and Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/21	0.437%	USD	280,000	$22,649	$(11,186)	$33,835
CDX.NA.HY.31.V1	5.000%	Quarterly	12/20/23	3.315%	USD	17,138,000	1,253,388	1,210,085	43,303

Totals							$1,276,037	$1,198,899	$77,138

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	4.704%	EUR	70,000	$(12,247)	$(10,383)	$(1,864)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	4.704%	EUR	30,000	(5,249)	(3,002)	(2,247)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	4.704%	EUR	55,898	(9,780)	(7,119)	(2,661)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	4.704%	EUR	64,102	(11,215)	(8,386)	(2,829)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	4.704%	EUR	21,146	(3,700)	(3,020)	(680)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	4.704%	EUR	8,466	(1,481)	(1,132)	(349)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	4.704%	EUR	12,699	(2,222)	(1,698)	(524)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	4.704%	EUR	21,166	(3,703)	(3,023)	(680)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	4.704%	EUR	30,000	(5,248)	(3,082)	(2,166)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	12/20/23	BBP	4.804%	EUR	150,000	(29,137)	(24,755)	(4,382)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	12/20/22	JPMC	4.580%	EUR	50,000	(7,733)	(2,126)	(5,607)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	2.823%	USD	348,000	(28,839)	(27,922)	(917)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	3.422%	USD	225,000	(29,612)	(41,969)	12,357
Fiat Chrysler Automobiles NV 4.500%, due 04/15/20	5.000%	Quarterly	12/20/22	CBNA	1.282%	EUR	50,000	8,985	10,561	(1,576)
Fiat Chrysler Automobiles NV 4.500%, due 04/15/20	5.000%	Quarterly	06/20/23	BBP	1.499%	EUR	100,000	18,735	16,898	1,837
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	06/20/23	CSI	4.677%	EUR	100,000	1,577	1,322	255
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/23	JPMC	5.035%	EUR	25,696	(47)	(193)	146
Intesa San Paolo S.p.A. 0.990%, due 03/03/17	1.000%	Quarterly	06/20/23	CBNA	1.552%	EUR	140,000	(4,079)	(6,815)	2,736
Intrum Justitia AB 3.125%, due 07/15/24	5.000%	Quarterly	06/20/23	CBNA	3.623%	EUR	41,347	2,879	2,071	808
Intrum Justitia AB 3.125%, due 07/15/24	5.000%	Quarterly	06/20/23	CBNA	3.623%	EUR	18,653	1,299	932	367
Intrum Justitia AB 3.125%, due 07/15/24	5.000%	Quarterly	06/20/23	CSI	3.623%	EUR	50,000	3,481	5,535	(2,054)
Intrum Justitia AB 3.125%, due 07/15/24	5.000%	Quarterly	06/20/23	CSI	3.623%	EUR	30,000	2,089	3,181	(1,092)
Intrum Justitia AB 3.125%, due 07/15/24	5.000%	Quarterly	06/20/23	CSI	3.623%	EUR	13,714	955	1,689	(734)
Intrum Justitia AB 3.125%, due 07/15/24	5.000%	Quarterly	06/20/23	JPMC	3.623%	EUR	100,000	6,963	5,004	1,959
Telecom Italia S.p.A. 5.375%, due 01/29/19	1.000%	Quarterly	12/20/22	CBNA	1.970%	EUR	50,000	(2,297)	(1,003)	(1,294)
Thomas Cook Group Plc 6.250%, due 06/15/22	5.000%	Quarterly	06/20/23	BBP	2.978%	EUR	120,000	12,537	16,327	(3,790)
Thomas Cook Group Plc 6.250%, due 06/15/22	5.000%	Quarterly	06/20/23	CBNA	2.978%	EUR	50,000	5,224	6,738	(1,514)

Totals								$(91,865)	$(75,370)	$(16,495)

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(NIP)—	Nomura International plc
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Other Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(EURIBOR)—	Euro Interbank Offered Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,092,293	$—	$2,092,293
Aerospace/Defense	—	14,446,346	—	14,446,346
Airlines	—	196,876	—	196,876
Apparel	—	253,745	—	253,745
Auto Manufacturers	—	4,035,764	—	4,035,764

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Auto Parts & Equipment	$—	$2,832,465	$—	$2,832,465
Banks	—	19,751,181	—	19,751,181
Building Materials	—	3,281,521	—	3,281,521
Chemicals	—	20,922,813	—	20,922,813
Coal	—	1,921,015	—	1,921,015
Commercial Services	—	23,285,675	—	23,285,675
Computers	—	8,335,758	—	8,335,758
Distribution/Wholesale	—	6,233,836	—	6,233,836
Diversified Financial Services	—	26,937,781	—	26,937,781
Electric	—	11,498,403	—	11,498,403
Electrical Components & Equipment	—	964,013	—	964,013
Electronics	—	1,068,498	—	1,068,498
Energy-Alternate Sources	—	1,325,198	—	1,325,198
Engineering & Construction	—	3,274,845	—	3,274,845
Entertainment	—	7,654,398	0	7,654,398
Environmental Control	—	2,728,813	—	2,728,813
Food	—	5,623,201	—	5,623,201
Food Service	—	1,398,626	—	1,398,626
Forest Products & Paper	—	871,137	—	871,137
Gas	—	2,026,657	—	2,026,657
Healthcare-Products	—	11,970,629	—	11,970,629
Healthcare-Services	—	32,183,291	—	32,183,291
Home Builders	—	7,256,824	—	7,256,824
Home Furnishings	—	109,298	—	109,298
Household Products/Wares	—	519,153	—	519,153
Insurance	—	5,864,311	—	5,864,311
Internet	—	5,335,480	—	5,335,480
Investment Company Security	—	591,600	—	591,600
Iron/Steel	—	3,430,945	—	3,430,945
Leisure Time	—	3,623,564	—	3,623,564
Lodging	—	5,642,764	—	5,642,764
Machinery-Construction & Mining	—	2,065,400	—	2,065,400
Machinery-Diversified	—	3,143,484	—	3,143,484
Media	—	56,819,579	—	56,819,579
Metal Fabricate/Hardware	—	3,536,434	—	3,536,434
Mining	—	12,328,297	—	12,328,297
Miscellaneous Manufacturing	—	1,811,146	—	1,811,146
Office/Business Equipment	—	1,161,661	—	1,161,661
Oil & Gas	—	66,243,582	—	66,243,582
Oil & Gas Services	—	6,588,917	—	6,588,917
Packaging & Containers	—	10,264,352	—	10,264,352
Pharmaceuticals	—	15,055,606	—	15,055,606
Pipelines	—	16,136,220	—	16,136,220
Real Estate	—	3,432,304	0	3,432,304
Real Estate Investment Trusts	—	10,375,986	—	10,375,986
Retail	—	10,782,235	—	10,782,235
Semiconductors	—	1,757,330	—	1,757,330
Software	—	27,857,037	—	27,857,037
Storage/Warehousing	—	3,008,395	—	3,008,395
Telecommunications	—	47,334,492	—	47,334,492
Toys/Games/Hobbies	—	912,900	—	912,900
Transportation	—	778,288	—	778,288
Trucking & Leasing	—	2,011,077	—	2,011,077
Total Corporate Bonds & Notes	—	552,893,439	0	552,893,439
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	90,086,399	—	90,086,399
Total Asset-Backed Securities*	—	22,387,466	—	22,387,466
Total Common Stocks*	16,003,066	—	—	16,003,066

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Banks	$3,766,896	$—	$—	$3,766,896
Diversified Financial Services	—	—	0	0
Total Preferred Stocks	3,766,896	—	0	3,766,896
Total Mutual Funds*	3,215,359	—	—	3,215,359
Total Convertible Bonds*	—	1,700,382	—	1,700,382
Total Convertible Preferred Stock*	338,715	—	—	338,715
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Chemicals	—	—	0	0
Diversified Financial Services	—	62,412	—	62,412
Total Escrow Shares	—	62,412	0	62,412
Total Warrant*	—	—	0	0
Total Short-Term Investment*	—	15,030,550	—	15,030,550
Total Securities Lending Reinvestments*	—	58,758,218	—	58,758,218
Total Purchased Options at Value	5,559	—	—	5,559
Total Net Investments	$23,329,595	$740,918,866	$0	$764,248,461

Collateral for Securities Loaned (Liability)	$—	$(58,728,721)	$—	$(58,728,721)
Total Reverse Repurchase Agreements (Liability)	$—	$(953,750)	$—	$(953,750)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$275,784	$—	$275,784
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(131,175)	—	(131,175)
Total Forward Contracts	$—	$144,609	$—	$144,609
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$31,941	$—	$—	$31,941
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$77,138	$—	$77,138
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$64,724	$—	$64,724
OTC Swap Contracts at Value (Liabilities)	—	(156,589)	—	(156,589)
Total OTC Swap Contracts	$—	$(91,865)	$—	$(91,865)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Transfers from Level 2 to Level 3 in the amount of $20 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTI-72

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,563,369	$71,489,286
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,594,616	73,272,609
Brighthouse Small Cap Value Portfolio (Class A) (b)	2,126,020	35,462,022
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,860,807	57,728,953
Brighthouse/Artisan International Portfolio (Class A) (b)	6,102,860	68,352,027
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	70,759	17,939,504
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	6,276,227	83,348,301
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	3,053,748	100,773,677
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,399,340	68,673,695
Clarion Global Real Estate Portfolio (Class A) (b)	4,648,756	53,042,306
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,859,882	113,681,704
Frontier Mid Cap Growth Portfolio (Class A) (a)	478,156	18,289,449
Harris Oakmark International Portfolio (Class A) (b)	6,271,808	91,505,683
Invesco Comstock Portfolio (Class A) (b)	7,107,460	112,653,242
Invesco Small Cap Growth Portfolio (Class A) (b)	2,063,975	32,755,276
Jennison Growth Portfolio (Class A) (a)	6,390,682	110,303,166
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,824,646	31,675,848
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	1,960,727	32,097,096
MFS Research International Portfolio (Class A) (b)	4,210,701	52,591,661

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	7,482,546	$116,952,196
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	410,113	9,387,489
Neuberger Berman Genesis Portfolio (Class A) (a)	937,939	20,841,009
Oppenheimer Global Equity Portfolio (Class A) (b)	1,828,605	44,398,522
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,531,533	109,164,640
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,306,737	107,700,428
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,555,006	18,240,226
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,041,031	27,379,121
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,534,159	65,537,614
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	492,381	9,005,643
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,540,138	17,804,000

Total Mutual Funds (Cost $1,578,311,500)		1,772,046,393

Total Investments—100.0% (Cost $1,578,311,500)		1,772,046,393
Other assets and liabilities (net)—0.0%		(552,089)

Net Assets—100.0%		$1,771,494,304

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,772,046,393	$—	$—	$1,772,046,393
Total Investments	$1,772,046,393	$—	$—	$1,772,046,393

BHFTI-73

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—69.3% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.3%
Baillie Gifford International Stock Portfolio (Class A) (a)	23,524,795	$302,293,616
BlackRock Bond Income Portfolio (Class A) (a)	8,251,661	840,266,600
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,160,095	53,306,377
BlackRock High Yield Portfolio (Class A) (b)	16,083,708	122,879,528
Brighthouse Small Cap Value Portfolio (Class A) (b)	7,616,561	127,044,241
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	16,089,905	158,485,565
Brighthouse/Artisan International Portfolio (Class A) (b)	21,521,995	241,046,344
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	722,691	183,223,763
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	12,134,634	161,147,941
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	17,731,845	183,524,596
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	31,915,523	303,516,623
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	29,394,316	297,176,540
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	1,858,035	61,315,166
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	3,976,036	62,065,920
Clarion Global Real Estate Portfolio (Class A) (b)	9,471,096	108,065,208
ClearBridge Aggressive Growth Portfolio (Class A) (b)	2,224,007	43,145,738
Frontier Mid Cap Growth Portfolio (Class A) (a)	4,239,354	162,155,281
Harris Oakmark International Portfolio (Class A) (b)	28,800,067	420,192,974
Invesco Comstock Portfolio (Class A) (b)	2,623,135	41,576,691
Invesco Small Cap Growth Portfolio (Class A) (b)	6,819,946	108,232,542
Jennison Growth Portfolio (Class A) (a)	3,813,773	65,825,725
JPMorgan Core Bond Portfolio (Class A) (b)	61,009,533	600,943,895
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,029,112	104,665,381
MFS Research International Portfolio (Class A) (b)	23,868,814	298,121,482
MFS Value Portfolio (Class A) (a)	3,307,052	51,689,219
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	2,758,487	63,141,775
Neuberger Berman Genesis Portfolio (Class A) (a)	3,883,631	86,294,287
Oppenheimer Global Equity Portfolio (Class A) (b)	5,031,593	122,167,082
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	24,771,077	239,536,316
PIMCO Total Return Portfolio (Class A) (b)	58,845,322	663,186,781
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,274,733	41,518,046
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,606,874	124,418,634
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	4,960,922	130,472,257
TCW Core Fixed Income Portfolio (Class A) (b)	67,368,989	660,889,784
Van Eck Global Natural Resources Portfolio (Class A) (a)	15,638,198	156,851,122
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	15,771,861	182,322,708
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	30,382,064	391,928,622
Western Asset Management U.S. Government Portfolio (Class A) (a)	37,296,430	422,195,591

Total Mutual Funds (Cost $8,344,288,825)		8,386,829,961

U.S. Treasury & Government Agencies—31.4%
Security Description	Shares/ Principal Amount*	Value

Agency Sponsored Mortgage - Backed—3.7%
Fannie Mae 30 Yr. Pool 3.500%, TBA (d)	215,000,000	$211,575,695
4.000%, TBA (d)	225,000,000	226,873,433
Fannie Mae Pool 2.920%, 03/01/35	2,950,000	2,566,408
3.180%, 07/01/35	2,783,663	2,569,767
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.176%, 11/25/28	7,379,555	7,252,433

		450,837,736

Federal Agencies—1.4%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	10,500,000	10,316,964
6.250%, 07/15/32	30,000,000	39,517,890
Federal National Mortgage Association 1.875%, 09/24/26	36,006,000	32,628,997
6.625%, 11/15/30 (e)	19,200,000	25,284,442
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	24,600,000	23,912,488
Zero Coupon, 07/15/20	18,900,000	17,964,241
Zero Coupon, 04/15/30	19,500,000	13,043,613
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,638,417
4.250%, 09/15/65	10,000,000	10,902,430

		175,209,482

U.S. Treasury—26.3%
U.S. Treasury Bonds 2.250%, 08/15/46 (f)	32,500,000	26,823,926
2.500%, 02/15/46 (f)	87,700,000	76,504,547
2.500%, 05/15/46 (f)	21,000,000	18,304,453
2.750%, 08/15/42	29,400,000	27,222,563
2.750%, 11/15/42	196,000,000	181,307,656
2.875%, 05/15/43	126,000,000	119,089,687
2.875%, 08/15/45	51,300,000	48,282,117
2.875%, 11/15/46 (f)	114,100,000	107,262,913
3.000%, 11/15/44	96,000,000	92,628,750
3.000%, 02/15/47 (f)	96,900,000	93,330,597
3.000%, 05/15/47	95,000,000	91,452,344
3.125%, 02/15/42	93,900,000	92,927,989
3.125%, 02/15/43	89,700,000	88,592,766
3.125%, 05/15/48 (f)	25,000,000	24,655,274
3.375%, 05/15/44	99,895,000	102,938,676
3.625%, 08/15/43	25,200,000	27,027,984
4.250%, 11/15/40	177,700,000	207,888,175
4.375%, 05/15/40	31,300,000	37,180,976
4.375%, 05/15/41	51,000,000	60,783,633
4.625%, 02/15/40	113,700,000	139,389,094
8.000%, 11/15/21 (g)	57,700,000	66,465,441
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (f) (h)	3,852,612	3,580,521
2.000%, 01/15/26 (f) (h)	4,824,822	5,191,324
3.625%, 04/15/28 (f) (h)	6,232,360	7,735,186

BHFTI-74

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.125%, 02/28/21	125,000,000	$119,975,586
1.250%, 03/31/21 (g)	116,600,000	112,109,079
1.500%, 03/31/23 (g)	85,000,000	79,873,437
2.000%, 05/31/21	137,500,000	134,449,219
2.125%, 12/31/21 (g)	111,000,000	108,359,414
2.125%, 12/31/22 (f) (g)	20,000,000	19,352,344
2.500%, 03/31/23 (f)	46,500,000	45,642,656
2.625%, 06/30/23	20,000,000	19,717,969
2.750%, 04/30/23 (f)	80,000,000	79,350,000
2.750%, 05/31/23 (g)	40,000,000	39,675,000
2.750%, 08/31/23	680,000,000	674,103,122

		3,179,174,418

Total U.S. Treasury & Government Agencies (Cost $3,919,939,342)		3,805,221,636

Corporate Bonds & Notes—1.3%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,010,766

Banks—0.9%
Bank of America Corp. 6.875%, 11/15/18	600,000	603,186
Bank of New York Mellon Corp. (The) 4.950%, 3M LIBOR + 3.420%, 06/20/20 (i)	6,800,000	6,936,000
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	4,886,153
Credit Suisse AG 2.300%, 05/28/19	10,700,000	10,669,207
Goldman Sachs Group, Inc. (The) 3.750%, 02/25/26	19,500,000	18,939,017
HSBC Holdings plc 4.300%, 03/08/26	20,000,000	19,902,057
5.250%, 03/14/44	3,000,000	3,123,290
JPMorgan Chase & Co. 3.220%, 3M LIBOR + 1.155%, 03/01/25 (i)	19,900,000	19,277,897
6.125%, 3M LIBOR + 3.330%, 04/30/24 (i)	3,000,000	3,124,140
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,072,311
PNC Bank N.A. 2.250%, 07/02/19	8,000,000	7,969,108
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (i)	8,600,000	8,729,000

		109,231,366

Biotechnology—0.0%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,208,879

Diversified Financial Services—0.0%
American Express Credit Corp. 2.887%, 3M LIBOR + 0.550%, 03/18/19 (i)	5,000,000	5,009,640

Security Description	Principal Amount*	Value

Electric—0.1%
Electricite de France S.A. 2.150%, 01/22/19 (144A)	6,200,000	$6,189,745
Ohio Power Co. 5.375%, 10/01/21	949,000	1,004,468

		7,194,213

Insurance—0.0%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	3,854,423

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	4,310,208
Statoil ASA 2.450%, 01/17/23	5,400,000	5,200,718

		9,510,926

Pharmaceuticals—0.1%
Forest Laboratories LLC 4.875%, 02/15/21 (144A)	5,000,000	5,147,592

Software—0.0%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,186,790

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	2,762,761

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,933,000	2,735,349

Total Corporate Bonds & Notes (Cost $161,294,676)		158,852,705

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	19,930,984

Total Mortgage-Backed Securities (Cost $20,599,840)		19,930,984

Municipals—0.1%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	578,144
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	1,911,918
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,443,220

Total Municipals (Cost $11,012,922)		10,933,282

BHFTI-75

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—1.9%

Security Description	Principal Amount*	Value

Repurchase Agreements—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $2,653,245; collateralized by U.S. Treasury Note at 2.125%, maturing 07/31/24, with a market value of $2,709,397.	2,653,024	$2,653,024
JPMorgan Securities LLC Repurchase Agreement dated 09/28/18 at 2.290%, due on 10/02/18 with a maturity value of $86,722,060; collateralized by U.S. Treasury Note at 2.125%, maturing 07/31/24, with a market value of $88,385,904.	86,700,000	86,700,000
Repurchase Agreement dated 09/28/18 at 2.340%, due on 10/01/18 with a maturity value of $142,627,807; collateralized by U.S. Treasury Note at 2.125%, maturing 07/31/24, with a market value of $145,491,003.	142,600,000	142,600,000

Total Short-Term Investments (Cost $231,953,024)		231,953,024

Total Investments—104.2% (Cost $12,689,088,629)		12,613,721,592
Other assets and liabilities (net) — (4.2)%		(507,313,867)

Net Assets—100.0%		$12,106,407,725

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2018, the value of securities pledged amounted to $525,746.
(f)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $209,696,666.
(h)	Principal amount of security is adjusted for inflation.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $44,505,263, which is 0.4% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
JPY	20,900,000	GSBU	10/02/18	USD	188,458	$4,511

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/21/18	33,999	USD	4,962,154,050	$29,791,054
U.S. Treasury Note 5 Year Futures	12/31/18	3,302	USD	371,397,611	(3,133,016)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/18	(1,314)	USD	(156,078,563)	(494,826)

Net Unrealized Appreciation					$26,163,212

Glossary of Abbreviations

Counterparties

(GSBU)—	Goldman Sachs Bank USA

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation

BHFTI-76

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,386,829,961	$—	$—	$8,386,829,961
Total U.S. Treasury & Government Agencies*	—	3,805,221,636	—	3,805,221,636
Total Corporate Bonds & Notes*	—	158,852,705	—	158,852,705
Total Mortgage-Backed Securities*	—	19,930,984	—	19,930,984
Total Municipals	—	10,933,282	—	10,933,282
Total Short-Term Investments*	—	231,953,024	—	231,953,024
Total Investments	$8,386,829,961	$4,226,891,631	$—	$12,613,721,592

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,511	$—	$4,511
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$29,791,054	$—	$—	$29,791,054
Futures Contracts (Unrealized Depreciation)	(3,627,842)	—	—	(3,627,842)
Total Futures Contracts	$26,163,212	$—	$—	$26,163,212

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-77

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
KLX, Inc. (a)	53,200	$3,339,896

Auto Components—0.6%
Delphi Technologies plc	54,452	1,707,615
Standard Motor Products, Inc.	34,500	1,698,090
Tenneco, Inc.	70,800	2,983,512

		6,389,217

Banks—16.4%
Associated Banc-Corp.	280,568	7,294,768
Bank of Hawaii Corp.	46,500	3,669,315
Bank of NT Butterfield & Son, Ltd. (The)	28,700	1,488,382
Boston Private Financial Holdings, Inc.	242,000	3,303,300
Community Bank System, Inc. (b)	84,700	5,172,629
East West Bancorp, Inc.	219,800	13,269,326
First Citizens BancShares, Inc. - Class A	30,394	13,746,599
First Financial Bancorp	206,100	6,121,170
First Hawaiian, Inc. (b)	274,976	7,468,348
First Interstate BancSystem, Inc. - Class A	108,800	4,874,240
First Midwest Bancorp, Inc.	205,900	5,474,881
FNB Corp.	394,600	5,019,312
Fulton Financial Corp. (b)	107,977	1,797,817
Great Western Bancorp, Inc.	168,200	7,096,358
Hancock Holding Co. (b)	330,102	15,696,350
Iberiabank Corp.	73,017	5,939,933
NBT Bancorp, Inc.	109,400	4,198,772
Prosperity Bancshares, Inc. (b)	74,000	5,131,900
Renasant Corp. (b)	192,494	7,932,678
S&T Bancorp, Inc.	80,000	3,468,800
South State Corp. (b)	69,989	5,739,098
UMB Financial Corp. (b)	156,017	11,061,605
Umpqua Holdings Corp.	286,200	5,952,960
Valley National Bancorp (b)	446,500	5,023,125
Webster Financial Corp.	154,400	9,103,424
WesBanco, Inc.	103,700	4,622,946

		169,668,036

Beverages—0.5%
Cott Corp.	305,477	4,933,454

Building Products—2.9%
CSW Industrials, Inc. (a)	149,923	8,050,865
Griffon Corp.	106,893	1,726,322
Quanex Building Products Corp.	216,827	3,946,251
Simpson Manufacturing Co., Inc. (b)	128,690	9,324,878
USG Corp. (a)	150,600	6,522,486

		29,570,802

Capital Markets—2.8%
Apollo Investment Corp.	547,438	2,978,063
Artisan Partners Asset Management, Inc. - Class A (b)	189,146	6,128,330
Legg Mason, Inc.	91,400	2,854,422
Main Street Capital Corp. (b)	70,100	2,698,850
New Mountain Finance Corp. (b)	239,662	3,235,437
Stifel Financial Corp.	114,100	5,848,766

Security Description	Shares	Value

Capital Markets—(Continued)
Westwood Holdings Group, Inc.	100,393	$5,194,334

		28,938,202

Chemicals—6.7%
A. Schulman, Inc.	127,232	243,013
GCP Applied Technologies, Inc. (a) (b)	45,087	1,197,060
HB Fuller Co.	123,900	6,401,913
Innophos Holdings, Inc.	33,577	1,490,819
Innospec, Inc.	153,406	11,773,911
KMG Chemicals, Inc.	137,011	10,352,551
Minerals Technologies, Inc.	33,289	2,250,336
Olin Corp.	290,900	7,470,312
PolyOne Corp.	72,631	3,175,427
PQ Group Holdings, Inc. (a)	124,895	2,181,916
Quaker Chemical Corp. (b)	18,694	3,780,114
Scotts Miracle-Gro Co. (The)	36,300	2,857,899
Sensient Technologies Corp. (b)	91,891	7,030,580
Trinseo S.A.	106,200	8,315,460
Venator Materials plc (a)	143,900	1,295,100

		69,816,411

Commercial Services & Supplies—3.7%
ABM Industries, Inc. (b)	7,451	240,295
ACCO Brands Corp.	349,540	3,949,802
Brady Corp. - Class A	136,446	5,969,512
Deluxe Corp. (b)	161,410	9,190,685
Ennis, Inc.	315,837	6,458,867
Knoll, Inc.	144,252	3,382,709
LSC Communications, Inc.	61,394	679,018
UniFirst Corp.	20,900	3,629,285
Viad Corp.	88,744	5,258,082

		38,758,255

Communications Equipment—1.4%
CommScope Holding Co., Inc. (a)	165,690	5,096,624
NETGEAR, Inc. (a) (b)	78,866	4,956,728
NetScout Systems, Inc. (a)	94,390	2,383,348
Viavi Solutions, Inc. (a)	220,100	2,495,934

		14,932,634

Construction & Engineering—1.3%
MasTec, Inc. (a) (b)	221,075	9,870,999
Primoris Services Corp.	139,200	3,454,944

		13,325,943

Construction Materials—0.9%
Eagle Materials, Inc.	112,804	9,615,413

Containers & Packaging—1.6%
Berry Global Group, Inc. (a)	172,903	8,366,776
Silgan Holdings, Inc. (b)	304,153	8,455,454

		16,822,230

BHFTI-78

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—0.3%
Core-Mark Holding Co., Inc. (b)	76,899	$2,611,490

Diversified Consumer Services—0.5%
Liberty Tax, Inc. (b)	70,299	818,983
Service Corp. International (b)	86,200	3,810,040

		4,629,023

Diversified Telecommunication Services—0.1%
Consolidated Communications Holdings, Inc. (b)	109,575	1,428,858

Electric Utilities—2.2%
ALLETE, Inc.	47,900	3,592,979
El Paso Electric Co.	72,600	4,152,720
Hawaiian Electric Industries, Inc. (b)	256,167	9,116,983
IDACORP, Inc. (b)	62,273	6,179,350

		23,042,032

Electrical Equipment—1.7%
Atkore International Group, Inc. (a)	404,411	10,729,024
EnerSys	80,893	7,048,207

		17,777,231

Electronic Equipment, Instruments & Components—4.1%
AVX Corp.	198,172	3,577,005
Badger Meter, Inc. (b)	62,777	3,324,042
Belden, Inc. (b)	117,614	8,398,816
Coherent, Inc. (a) (b)	27,621	4,756,060
Novanta, Inc. (a)	67,427	4,612,006
Orbotech, Ltd. (a)	89,230	5,303,831
Tech Data Corp. (a)	64,076	4,585,919
TTM Technologies, Inc. (a) (b)	178,476	2,839,553
Vishay Intertechnology, Inc.	266,100	5,415,135

		42,812,367

Energy Equipment & Services—3.0%
C&J Energy Services, Inc. (a) (b)	109,482	2,277,226
Dril-Quip, Inc. (a) (b)	54,000	2,821,500
Forum Energy Technologies, Inc. (a) (b)	102,818	1,064,166
Helix Energy Solutions Group, Inc. (a)	338,900	3,348,332
KLX Energy Services Holdings, Inc. (a)	21,280	681,173
Oil States International, Inc. (a) (b)	107,889	3,581,915
Patterson-UTI Energy, Inc. (b)	571,273	9,774,481
Rowan Cos. plc - Class A (a) (b)	258,500	4,867,555
TETRA Technologies, Inc. (a)	520,553	2,347,694

		30,764,042

Entertainment—0.4%
Cinemark Holdings, Inc. (b)	105,600	4,245,120

Equity Real Estate Investment Trusts—5.0%
Acadia Realty Trust (b)	119,764	3,356,985
Brandywine Realty Trust	329,100	5,173,452
Healthcare Realty Trust, Inc.	127,300	3,724,798
Highwoods Properties, Inc.	105,400	4,981,204
LaSalle Hotel Properties	169,307	5,856,329
Lexington Realty Trust	413,100	3,428,730

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Life Storage, Inc.	40,700	$3,873,012
Outfront Media, Inc.	263,200	5,250,840
Ramco-Gershenson Properties Trust	224,900	3,058,640
Summit Hotel Properties, Inc.	266,200	3,601,686
Washington Real Estate Investment Trust	311,519	9,548,057

		51,853,733

Food Products—2.4%
Hostess Brands, Inc. (a) (b)	258,139	2,857,599
J&J Snack Foods Corp. (b)	46,957	7,085,342
Nomad Foods, Ltd. (a)	438,212	8,878,175
Pinnacle Foods, Inc.	27,000	1,749,870
TreeHouse Foods, Inc. (a) (b)	79,007	3,780,485

		24,351,471

Gas Utilities—0.5%
Southwest Gas Holdings, Inc.	69,300	5,476,779

Health Care Equipment & Supplies—1.2%
Avanos Medical, Inc. (a)	68,500	4,692,250
STERIS plc	54,600	6,246,240
Varex Imaging Corp. (a) (b)	32,605	934,459

		11,872,949

Health Care Providers & Services—0.2%
Hanger, Inc. (a)	113,367	2,361,435

Hotels, Restaurants & Leisure—4.4%
Cheesecake Factory, Inc. (The) (b)	66,100	3,538,994
Choice Hotels International, Inc. (b)	66,000	5,497,800
Denny’s Corp. (a)	561,507	8,265,383
Dine Brands Global, Inc.	142,829	11,613,426
International Speedway Corp. - Class A	82,200	3,600,360
Sonic Corp.	94,300	4,086,962
Texas Roadhouse, Inc. (b)	36,200	2,508,298
Wendy’s Co. (The) (b)	357,323	6,124,516

		45,235,739

Household Durables—1.4%
Dixie Group, Inc. (The) (a)	158,314	253,303
Helen of Troy, Ltd. (a)	57,199	7,487,349
Meritage Homes Corp. (a)	135,600	5,410,440
Skyline Champion Corp.	56,453	1,612,862

		14,763,954

Household Products—1.7%
Central Garden and Pet Co. (a) (b)	143,848	5,184,282
Central Garden and Pet Co. - Class A (a)	103,729	3,437,579
Spectrum Brands Holdings, Inc.	120,367	8,993,822

		17,615,683

Insurance—3.9%
American Equity Investment Life Holding Co.	195,400	6,909,344
Aspen Insurance Holdings, Ltd. (b)	112,677	4,709,898
Hanover Insurance Group, Inc. (The)	57,600	7,106,112

BHFTI-79

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
ProAssurance Corp. (b)	131,404	$6,169,418
Selective Insurance Group, Inc.	148,000	9,398,000
Stewart Information Services Corp.	138,883	6,251,124

		40,543,896

IT Services—1.1%
Conduent, Inc. (a) (b)	171,907	3,871,346
MAXIMUS, Inc.	33,141	2,156,153
Sykes Enterprises, Inc. (a) (b)	162,035	4,940,447

		10,967,946

Life Sciences Tools & Services—0.1%
Cambrex Corp. (a) (b)	12,741	871,484

Machinery—7.3%
Altra Industrial Motion Corp. (b)	89,900	3,712,870
Barnes Group, Inc.	74,800	5,313,044
Douglas Dynamics, Inc.	144,305	6,334,990
EnPro Industries, Inc.	43,200	3,150,576
Franklin Electric Co., Inc.	197,541	9,333,812
Global Brass & Copper Holdings, Inc.	171,448	6,326,431
Hillenbrand, Inc.	125,874	6,583,210
ITT, Inc.	180,500	11,057,430
Kadant, Inc.	59,054	6,368,974
Mueller Industries, Inc.	393,081	11,391,488
NN, Inc. (b)	190,277	2,968,321
Rexnord Corp. (a)	83,500	2,571,800

		75,112,946

Marine—0.2%
Kirby Corp. (a) (b)	28,500	2,344,125

Media—1.5%
AH Belo Corp. - Class A	433,328	1,993,309
Cable One, Inc.	5,400	4,771,494
Gannett Co., Inc.	243,062	2,433,050
Meredith Corp. (b)	63,500	3,241,675
New Media Investment Group, Inc. (b)	198,058	3,107,530

		15,547,058

Metals & Mining—0.5%
Compass Minerals International, Inc. (b)	72,076	4,843,507

Mortgage Real Estate Investment Trusts—0.4%
Apollo Commercial Real Estate Finance, Inc. (b)	201,717	3,806,400

Multi-Utilities—0.4%
Black Hills Corp. (b)	77,600	4,507,784

Oil, Gas & Consumable Fuels—3.1%
Berry Petroleum Corp.	82,790	1,458,760
Callon Petroleum Co. (a) (b)	93,224	1,117,756
Delek U.S. Holdings, Inc. (b)	110,100	4,671,543
Oasis Petroleum, Inc. (a) (b)	352,100	4,992,778
Penn Virginia Corp. (a)	32,420	2,611,107
QEP Resources, Inc. (a) (b)	453,001	5,127,971

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
SM Energy Co.	223,000	$7,031,190
Whiting Petroleum Corp. (a)	50,699	2,689,075
WPX Energy, Inc. (a) (b)	119,953	2,413,454

		32,113,634

Paper & Forest Products—1.9%
Louisiana-Pacific Corp.	84,200	2,230,458
Neenah, Inc. (b)	142,183	12,270,393
Schweitzer-Mauduit International, Inc.	146,458	5,610,806

		20,111,657

Pharmaceuticals—1.1%
Catalent, Inc. (a)	87,800	3,999,290
Innoviva, Inc. (a) (b)	137,615	2,097,252
Prestige Brands Holdings, Inc. (a) (b)	126,019	4,774,860

		10,871,402

Professional Services—0.3%
Korn/Ferry International	54,245	2,671,024

Road & Rail—0.7%
Saia, Inc. (a)	36,900	2,821,005
Werner Enterprises, Inc. (b)	132,700	4,690,945

		7,511,950

Semiconductors & Semiconductor Equipment—2.3%
Brooks Automation, Inc. (b)	28,336	992,610
Cabot Microelectronics Corp. (b)	28,229	2,912,386
Cirrus Logic, Inc. (a)	58,400	2,254,240
DSP Group, Inc. (a)	154,085	1,833,611
MaxLinear, Inc. (a) (b)	121,800	2,421,384
ON Semiconductor Corp. (a)	237,800	4,382,654
Teradyne, Inc.	151,500	5,602,470
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (b)	173,500	3,775,360

		24,174,715

Software—1.1%
Cision, Ltd. (a)	85,472	1,435,930
PTC, Inc. (a)	10,100	1,072,519
Synopsys, Inc. (a)	91,600	9,032,676

		11,541,125

Specialty Retail—0.8%
Asbury Automotive Group, Inc. (a) (b)	31,400	2,158,750
Buckle, Inc. (The) (b)	98,291	2,265,607
Caleres, Inc.	101,500	3,639,790
Christopher & Banks Corp. (a) (b)	385,104	292,718

		8,356,865

Technology Hardware, Storage & Peripherals—0.9%
GlassBridge Enterprises, Inc. (a) (c)	114,401	65,209
NCR Corp. (a) (b)	214,411	6,091,416
Super Micro Computer, Inc. (a) (b)	157,000	3,235,770

		9,392,395

BHFTI-80

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.3%
Delta Apparel, Inc. (a) (b)	127,527	$2,268,705
Steven Madden, Ltd.	140,874	7,452,235
Wolverine World Wide, Inc.	91,100	3,557,455

		13,278,395

Thrifts & Mortgage Finance—0.1%
Flagstar Bancorp, Inc. (a)	36,392	1,145,256

Trading Companies & Distributors—0.8%
Aircastle, Ltd.	87,969	1,927,401
H&E Equipment Services, Inc.	108,800	4,110,464
WESCO International, Inc. (a)	39,900	2,451,855

		8,489,720

Total Common Stocks (Cost $849,006,080)		1,015,155,683

Preferred Stock—0.2%

Industrial Conglomerates—0.2%
Steel Partners Holdings L.P., 6.000%, 02/07/26 (Cost $2,690,963)	107,073	2,446,618

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $17,584,251; collateralized by U.S. Treasury Notes at 2.125%, maturing 02/29/24, with a market value of $17,938,817.	17,582,786	17,582,786

Total Short-Term Investments (Cost $17,582,786)		17,582,786

Securities Lending Reinvestments (d)—15.4%

Certificates of Deposit—8.9%
Banco Del Estado De Chile New York 2.398%, 1M LIBOR + 0.240%, 01/17/19 (e)	4,000,000	4,001,008
2.419%, 3M LIBOR + 0.100%, 11/14/18 (e)	1,500,000	1,499,975
Banco Santander S.A. 2.340%, 11/07/18	4,000,000	4,000,328
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (e)	4,000,000	4,003,816
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (e)	5,000,000	4,998,985
2.500%, 02/01/19	1,000,000	999,986
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (e)	2,000,000	2,000,594
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (e)	2,500,000	2,500,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (e)	1,500,000	1,500,537

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (e)	3,250,000	$3,250,243
Credit Industriel et Commercial Zero Coupon, 01/25/19	1,974,456	1,984,060
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (e)	3,000,000	3,001,419
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	2,000,000	2,000,026
2.500%, 11/15/18	2,500,000	2,499,940
KBC Bank NV 2.400%, 12/27/18	3,000,000	3,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	1,984,975	1,985,388
Mizuho Bank, Ltd. 2.571%, 1M LIBOR + 0.440%, 10/11/18 (e)	1,500,000	1,500,038
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (e)	5,000,000	4,999,835
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (e)	4,000,000	3,999,684
2.533%, 3M LIBOR + 0.190%, 02/01/19 (e)	1,500,000	1,500,121
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	4,000,000	3,999,780
2.381%, 1M LIBOR + 0.250%, 01/11/19 (e)	2,500,000	2,500,825
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (e)	4,000,000	3,999,532
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (e)	4,000,000	3,999,812
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (e)	3,000,000	2,999,649
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (e)	2,000,000	2,000,104
2.502%, 1M LIBOR + 0.320%, 11/21/18 (e)	2,500,000	2,500,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (e)	4,000,000	4,000,476
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (e)	3,500,000	3,501,859

		91,728,024

Commercial Paper—2.1%
Bank of China, Ltd. 2.510%, 11/02/18	3,974,621	3,991,200
2.550%, 10/19/18	2,484,594	2,496,790
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (e)	3,000,000	3,000,309
2.453%, 1M LIBOR + 0.320%, 02/08/19 (e)	2,000,000	2,001,022
Sheffield Receivables Co. 2.490%, 11/26/18	986,928	996,159
2.510%, SOFR + 0.350%, 11/28/18 (e)	1,000,000	1,000,274
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	1,988,000	1,995,668

BHFTI-81

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (e)	5,000,000	$5,004,615
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (e)	1,000,000	1,000,000

		21,486,037

Repurchase Agreements—3.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $2,021,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $2,108,572.	2,000,000	2,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $526,633; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $510,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $67,353; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $68,688.	67,341	67,341
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $305,653; collateralized by various Common Stock with an aggregate market value of $333,997.	300,000	300,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $301,190; collateralized by various Common Stock with an aggregate market value of $333,374.	300,000	300,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,120,284; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $3,636,718; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $4,001,921; collateralized by various Common Stock with an aggregate market value of $4,400,857.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $506,468; collateralized by various Common Stock with an aggregate market value of $556,328.	500,000	500,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $509,913; collateralized by various Common Stock with an aggregate market value of $556,328.	500,000	500,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $3,015,603; collateralized by various Common Stock with an aggregate market value of $3,338,232.	3,000,000	3,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $3,517,973; collateralized by various Common Stock with an aggregate market value of $3,894,604.	3,500,000	3,500,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $810,215; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $809,959; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $809,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $607,970; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $666,389.	600,000	600,000

BHFTI-82

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,815,834; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,109,816.	2,800,000	$2,800,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $3,538,675; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,887,269.	3,500,000	3,500,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $4,038,480; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,442,594.	4,000,000	4,000,000

		36,767,341

Time Deposits—0.9%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	2,000,000	2,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	2,000,000	2,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Erste Group Bank AG 2.170%, 10/01/18	2,000,000	2,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000

Time Deposits—(Continued)
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $158,966,420)		158,981,402

Total Investments—115.3% (Cost $1,028,246,249)		1,194,166,489
Other assets and liabilities (net)—(15.3)%		(158,705,953)

Net Assets—100.0%		$1,035,460,536

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $155,384,642 and the collateral received consisted of cash in the amount of $158,910,914. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-83

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,339,896	$—	$—	$3,339,896
Auto Components	6,389,217	—	—	6,389,217
Banks	169,668,036	—	—	169,668,036
Beverages	4,933,454	—	—	4,933,454
Building Products	29,570,802	—	—	29,570,802
Capital Markets	28,938,202	—	—	28,938,202
Chemicals	69,573,398	243,013	—	69,816,411
Commercial Services & Supplies	38,758,255	—	—	38,758,255
Communications Equipment	14,932,634	—	—	14,932,634
Construction & Engineering	13,325,943	—	—	13,325,943
Construction Materials	9,615,413	—	—	9,615,413
Containers & Packaging	16,822,230	—	—	16,822,230
Distributors	2,611,490	—	—	2,611,490
Diversified Consumer Services	4,629,023	—	—	4,629,023
Diversified Telecommunication Services	1,428,858	—	—	1,428,858
Electric Utilities	23,042,032	—	—	23,042,032
Electrical Equipment	17,777,231	—	—	17,777,231
Electronic Equipment, Instruments & Components	42,812,367	—	—	42,812,367
Energy Equipment & Services	30,764,042	—	—	30,764,042
Entertainment	4,245,120	—	—	4,245,120
Equity Real Estate Investment Trusts	51,853,733	—	—	51,853,733
Food Products	24,351,471	—	—	24,351,471
Gas Utilities	5,476,779	—	—	5,476,779
Health Care Equipment & Supplies	11,872,949	—	—	11,872,949
Health Care Providers & Services	2,361,435	—	—	2,361,435
Hotels, Restaurants & Leisure	45,235,739	—	—	45,235,739
Household Durables	14,763,954	—	—	14,763,954
Household Products	17,615,683	—	—	17,615,683
Insurance	40,543,896	—	—	40,543,896
IT Services	10,967,946	—	—	10,967,946
Life Sciences Tools & Services	871,484	—	—	871,484
Machinery	75,112,946	—	—	75,112,946
Marine	2,344,125	—	—	2,344,125
Media	15,547,058	—	—	15,547,058
Metals & Mining	4,843,507	—	—	4,843,507
Mortgage Real Estate Investment Trusts	3,806,400	—	—	3,806,400
Multi-Utilities	4,507,784	—	—	4,507,784
Oil, Gas & Consumable Fuels	30,654,874	1,458,760	—	32,113,634
Paper & Forest Products	20,111,657	—	—	20,111,657
Pharmaceuticals	10,871,402	—	—	10,871,402
Professional Services	2,671,024	—	—	2,671,024
Road & Rail	7,511,950	—	—	7,511,950
Semiconductors & Semiconductor Equipment	24,174,715	—	—	24,174,715
Software	11,541,125	—	—	11,541,125
Specialty Retail	8,356,865	—	—	8,356,865
Technology Hardware, Storage & Peripherals	9,392,395	—	—	9,392,395
Textiles, Apparel & Luxury Goods	13,278,395	—	—	13,278,395
Thrifts & Mortgage Finance	1,145,256	—	—	1,145,256
Trading Companies & Distributors	8,489,720	—	—	8,489,720
Total Common Stocks	1,013,453,910	1,701,773	—	1,015,155,683
Total Preferred Stock*	2,446,618	—	—	2,446,618
Total Short-Term Investment*	—	17,582,786	—	17,582,786
Total Securities Lending Reinvestments*	—	158,981,402	—	158,981,402
Total Investments	$1,015,900,528	$178,265,961	$—	$1,194,166,489

Collateral for Securities Loaned (Liability)	$—	$(158,910,914)	$—	$(158,910,914)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-84

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Brazil—10.1%
Ambev S.A.	4,050,100	$18,392,451
Banco Bradesco S.A. (ADR) (a)	4,646,499	32,897,213
BRF S.A. (b)	1,464,068	7,964,634
Lojas Renner S.A.	2,036,250	15,630,301
Multiplan Empreendimentos Imobiliarios S.A.	2,540,711	11,770,735
Ultrapar Participacoes S.A.	1,200,850	11,099,957
Vale S.A. (ADR)	2,409,000	35,749,560

		133,504,851

Chile—1.9%
Banco Santander Chile (ADR)	421,600	13,482,768
SACI Falabella	1,425,200	11,590,995

		25,073,763

China—24.6%
58.com, Inc. (ADR) (a) (b)	176,012	12,954,483
Autohome, Inc. (ADR) (a)	163,663	12,669,153
China International Travel Service Corp., Ltd. - Class A	1,757,390	17,384,230
China Mobile, Ltd.	2,220,500	21,792,602
China Resources Land, Ltd.	6,228,000	21,811,587
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	3,301,785	13,749,337
Huazhu Group, Ltd. (ADR) (a)	410,038	13,244,227
Kweichow Moutai Co., Ltd. - Class A	281,486	29,885,991
Midea Group Co., Ltd. - Class A (c) (d)	2,368,799	13,874,168
Ping An Insurance Group Co. of China, Ltd. - Class H	3,561,000	36,187,525
Shanghai International Airport Co., Ltd. - Class A	2,602,722	22,223,592
Sunny Optical Technology Group Co., Ltd.	531,000	6,129,898
Tencent Holdings, Ltd.	1,901,100	78,557,657
Wuxi Biologics Cayman, Inc. (b)	623,500	6,244,447
Yum China Holdings, Inc.	542,003	19,029,725

		325,738,622

Hong Kong—5.3%
AIA Group, Ltd.	3,938,200	35,186,745
Hang Lung Group, Ltd. (e)	4,931,000	13,105,735
Hang Lung Properties, Ltd.	1,819,000	3,556,198
Hong Kong Exchanges and Clearing, Ltd.	622,594	17,690,934

		69,539,612

Hungary—0.5%
Richter Gedeon Nyrt	339,300	6,349,370

India—13.3%
Hero MotoCorp, Ltd.	298,700	11,986,816
Hindustan Unilever, Ltd.	820,477	18,175,019
Housing Development Finance Corp., Ltd.	1,706,821	41,193,480
ITC, Ltd.	6,143,917	25,336,565
Kotak Mahindra Bank, Ltd.	1,014,309	15,899,291
Tata Consultancy Services, Ltd.	900,536	27,111,297
UltraTech Cement, Ltd.	647,063	36,326,129

		176,028,597

Indonesia—5.0%
Astra International Tbk PT	56,967,300	28,083,542
Bank Central Asia Tbk PT	15,137,400	24,514,940

Security Description	Shares	Value

Indonesia—(Continued)
Indocement Tunggal Prakarsa Tbk PT (e)	11,316,700	$14,036,161

		66,634,643

Malaysia—1.4%
Public Bank Bhd	3,025,400	18,272,455

Mexico—5.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	277,777	27,491,590
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,059,000	21,639,500
Grupo Financiero Banorte S.A.B. de C.V. - Class O	3,852,832	27,871,988

		77,003,078

Philippines—3.4%
Ayala Corp.	138,120	2,373,975
Ayala Land, Inc. (e)	35,235,000	26,124,592
Bank of the Philippine Islands (e)	10,896,042	16,802,449

		45,301,016

Poland—0.8%
Bank Pekao S.A.	380,100	10,945,509

Russia—3.1%
Lukoil PJSC (ADR) (London Traded Shares)	253,122	19,387,762
Lukoil PJSC (ADR)	145,171	11,096,871
Magnit PJSC	189,700	11,077,269

		41,561,902

South Africa—3.4%
Massmart Holdings, Ltd.	1,221,435	8,924,219
MTN Group, Ltd.	1,848,900	11,443,619
Naspers, Ltd. - N Shares	53,600	11,536,012
Truworths International, Ltd.	2,314,099	13,641,965

		45,545,815

South Korea—9.2%
AmorePacific Group	69,062	5,806,362
LG Chem, Ltd.	49,301	16,247,698
NAVER Corp.	32,193	20,740,182
Samsung Electronics Co., Ltd.	2,313,050	78,883,472

		121,677,714

Taiwan—5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,252,000	70,459,291

Thailand—2.8%
Siam Cement PCL (The)	1,917,650	26,446,256
Siam Commercial Bank PCL (The)	2,215,200	10,206,085

		36,652,341

Turkey—0.9%
BIM Birlesik Magazalar A/S	896,200	12,077,856

BHFTI-85

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United Kingdom—0.5%
Standard Chartered plc	772,894	$6,400,787

Total Common Stocks (Cost $1,151,027,808)		1,288,767,222

Preferred Stock—0.3%

South Korea—0.3%
AmorePacific Corp. (e) (Cost $6,305,279)	36,665	4,545,234

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $28,764,034; collateralized by U.S. Treasury Notes at 2.250% maturity dates ranging from 10/31/24 - 11/15/24, and an aggregate market value of $29,340,368.	28,761,637	28,761,637

Total Short-Term Investments (Cost $28,761,637)		28,761,637

Securities Lending Reinvestments (f)—1.5%

Certificate of Deposit—0.1%
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	1,000,000	1,000,002

Commercial Paper—0.1%
Bank of China, Ltd. 2.550%, 12/20/18	993,625	994,247

Repurchase Agreements—1.0%
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $3,008,107; collateralized by various Common Stock with an aggregate market value of $3,339,968.	3,000,000	3,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $501,983; collateralized by various Common Stock with an aggregate market value of $555,623.	500,000	500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $2,812,297; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $2,865,830.	2,811,782	2,811,782

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $3,001,441; collateralized by various Common Stock with an aggregate market value of $3,300,643.	3,000,000	$3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $611,895; collateralized by various Common Stock with an aggregate market value of $667,593.	600,000	600,000
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $3,185,796; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,496,346.	3,148,022	3,148,022

		13,059,804

Time Deposits—0.3%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	600,000	600,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	600,000	600,000
DZ Bank AG 2.150%, 10/01/18	600,000	600,000
Erste Group Bank AG 2.170%, 10/01/18	600,000	600,000
Nordea Bank New York 2.140%, 10/01/18	600,000	600,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	500,000	500,000
Svenska Handelsbanken AB 2.140%, 10/01/18	600,000	600,000

		4,100,000

Total Securities Lending Reinvestments (Cost $19,154,137)		19,154,053

Total Investments—101.3% (Cost $1,205,248,861)		1,341,228,146
Other assets and liabilities (net)—(1.3)%		(17,492,265)

Net Assets—100.0%		$1,323,735,881

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $17,721,217 and the collateral received consisted of cash in the amount of $19,153,429. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 1.0% of net assets.

BHFTI-86

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Illiquid security. As of September 30, 2018, these securities represent 5.6% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Banks	13.4
Interactive Media & Services	9.4
Technology Hardware, Storage & Peripherals	6.0
Construction Materials	5.8
Real Estate Management & Development	5.8
Beverages	5.7
Insurance	5.4
Semiconductors & Semiconductor Equipment	5.3
Hotels, Restaurants & Leisure	3.8
Transportation Infrastructure	3.3

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-87

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$133,504,851	$—	$—	$133,504,851
Chile	25,073,763	—	—	25,073,763
China	57,897,588	253,966,866	13,874,168	325,738,622
Hong Kong	—	69,539,612	—	69,539,612
Hungary	—	6,349,370	—	6,349,370
India	—	176,028,597	—	176,028,597
Indonesia	—	66,634,643	—	66,634,643
Malaysia	—	18,272,455	—	18,272,455
Mexico	77,003,078	—	—	77,003,078
Philippines	—	45,301,016	—	45,301,016
Poland	—	10,945,509	—	10,945,509
Russia	11,096,871	30,465,031	—	41,561,902
South Africa	—	45,545,815	—	45,545,815
South Korea	—	121,677,714	—	121,677,714
Taiwan	—	70,459,291	—	70,459,291
Thailand	36,652,341	—	—	36,652,341
Turkey	—	12,077,856	—	12,077,856
United Kingdom	—	6,400,787	—	6,400,787
Total Common Stocks	341,228,492	933,664,562	13,874,168	1,288,767,222
Total Preferred Stock*	—	4,545,234	—	4,545,234
Total Short-Term Investment*	—	28,761,637	—	28,761,637
Total Securities Lending Reinvestments*	—	19,154,053	—	19,154,053
Total Investments	$341,228,492	$986,125,486	$13,874,168	$1,341,228,146

Collateral for Securities Loaned (Liability)	$—	$(19,153,429)	$—	$(19,153,429)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $115,184,413 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 2 to Level 3 in the amount of $21,542,218 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-88

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2017	Realized Gain	Change in Unrealized (Depreciation)	Sales	Transfers into Level 3	Balance as of September 30, 2018	Change in Unrealized (Depreciation) from Investments Held at September 30, 2018
Common Stocks
China	$—	$494,334	$(6,611,763)	$(1,550,621)	$21,542,218	$13,874,168	$(6,611,763)

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
China	$13,874,168	Market Transaction Method	Last Traded Price	CNY 5.86	CNY 5.86	CNY 5.86	Increase

BHFTI-89

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—87.8% of Net Assets

Security Description	Shares	Value

Belgium—1.9%
Anheuser-Busch InBev S.A.	269,217	$23,561,631

Brazil—1.9%
B3 S.A. - Brasil Bolsa Balcao	501,019	2,902,984
Petroleo Brasileiro S.A. (ADR) (a)	1,696,107	20,472,011

		23,374,995

Canada—3.4%
Canadian National Railway Co.	132,490	11,897,602
Canadian Pacific Railway, Ltd. (a)	141,387	29,965,561

		41,863,163

China—0.2%
Kweichow Moutai Co., Ltd. - Class A	22,388	2,376,984

Denmark—1.3%
Genmab A/S (b)	99,785	15,683,879

Finland—0.8%
Fortum Oyj	403,151	10,105,454

France—12.4%
Air Liquide S.A.	208,443	27,378,596
Airbus SE	409,773	51,375,433
BNP Paribas S.A.	282,926	17,291,232
Eiffage S.A. (144A)	150,492	16,791,538
Safran S.A.	102,629	14,363,363
Schneider Electric SE	100,525	8,087,497
Vinci S.A.	178,865	17,015,502

		152,303,161

Germany—25.6%
Allianz SE	124,321	27,694,697
Beiersdorf AG	199,494	22,509,085
Deutsche Boerse AG	458,600	61,445,624
Deutsche Post AG	1,209,780	43,140,663
Linde AG	2,206	455,907
Linde AG	289,956	68,572,282
SAP SE	41,278	5,080,139
Symrise AG	115,813	10,567,019
Wirecard AG	343,328	74,352,460

		313,817,876

Hong Kong—3.0%
AIA Group, Ltd.	4,115,572	36,771,515

Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk PT	34,127,800	7,210,915

Italy—3.5%
Assicurazioni Generali S.p.A.	1,401,178	24,158,794
Intesa Sanpaolo S.p.A.	7,180,822	18,276,013

		42,434,807

Security Description	Shares	Value

Japan—2.4%
Calbee, Inc. (a)	448,600	$14,756,615
Japan Exchange Group, Inc.	320,700	5,588,397
Nippon Shinyaku Co., Ltd.	19,800	1,298,224
Rohm Co., Ltd.	92,400	6,698,992
Taiyo Nippon Sanso Corp.	66,700	997,918

		29,340,146

Netherlands—5.7%
Akzo Nobel NV	81,752	7,643,664
ASML Holding NV	57,420	10,722,159
ING Groep NV	2,865,350	37,147,876
Koninklijke DSM NV	134,984	14,296,225

		69,809,924

Russia—1.2%
MMC Norilsk Nickel PJSC (ADR)	812,719	14,058,379

Switzerland—10.3%
Credit Suisse Group AG (b)	445,346	6,683,363
Ferguson plc	330,019	27,995,596
Glencore plc (b)	3,534,805	15,237,504
Idorsia, Ltd. (144A) (b)	114,679	2,883,789
Lonza Group AG (b)	42,473	14,483,506
Nestle S.A.	499,996	41,652,708
Sonova Holding AG (144A)	87,775	17,464,014

		126,400,480

United Kingdom—6.6%
British American Tobacco plc	167,244	7,807,992
ConvaTec Group plc (144A)	5,704,155	17,263,102
Experian plc	540,548	13,882,680
HSBC Holdings plc	1,614,449	14,093,112
London Stock Exchange Group plc	218,260	13,039,071
Rentokil Initial plc	2,520,543	10,446,719
Standard Chartered plc	527,769	4,370,763

		80,903,439

United States—7.0%
Aon plc	186,004	28,603,695
Medtronic plc	492,489	48,446,143
Spotify Technology S.A. (b)	13,154	2,378,638
WABCO Holdings, Inc. (b)	52,095	6,144,084

		85,572,560

Total Common Stocks (Cost $933,163,493)		1,075,589,308

Preferred Stocks—3.3%

Brazil—1.5%
Petroleo Brasileiro S.A.	3,618,887	18,898,448

BHFTI-90

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Germany—1.8%
Henkel AG & Co. KGaA	188,603	$22,140,211

Total Preferred Stocks (Cost $45,005,514)		41,038,659

Equity Linked Security—1.7%

United Kingdom—1.7%
Ryanair Holdings plc (HSBC Bank plc), 10/29/18 (b) (c) (Cost $21,253,182)	1,349,945	20,549,582

Short-Term Investment—6.4%

Repurchase Agreement—6.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $78,207,490; collateralized by U.S. Treasury Note at 2.125%, maturing 07/31/24, with a market value of $79,769,235.	78,200,973	78,200,973

Total Short-Term Investments (Cost $78,200,973)		78,200,973

Securities Lending Reinvestments (d)—1.2%

Repurchase Agreements—1.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $700,131; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $714,000.	700,000	700,000
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $22,059; collateralized by various Common Stock with an aggregate market value of $24,493.	22,000	22,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $305,653; collateralized by various Common Stock with an aggregate market value of $333,997.	300,000	300,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,003,966; collateralized by various Common Stock with an aggregate market value of $1,111,246.	1,000,000	$1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,650,212; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,681,624.	1,649,909	1,649,909
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $1,500,720; collateralized by various Common Stock with an aggregate market value of $1,650,321.	1,500,000	1,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $2,039,650; collateralized by various Common Stock with an aggregate market value of $2,225,310.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,215,522; collateralized by various Common Stock with an aggregate market value of $1,335,186.	1,200,000	1,200,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $709,298; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $777,454.	700,000	700,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $708,938; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $777,454.	700,000	700,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $809,959; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $809,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000

		12,171,909

Time Deposits—0.2%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	500,000	500,000

BHFTI-91

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Cooperative Rabobank UA New York 2.150%, 10/01/18	600,000	$600,000
DZ Bank AG 2.150%, 10/01/18	500,000	500,000
Erste Group Bank AG 2.170%, 10/01/18	500,000	500,000
Nordea Bank New York 2.140%, 10/01/18	500,000	500,000
Svenska Handelsbanken AB 2.140%, 10/01/18	500,000	500,000

		3,100,000

Total Securities Lending Reinvestments (Cost $15,271,909)		15,271,909

Total Investments—100.4% (Cost $1,092,895,071)		1,230,650,431
Other assets and liabilities (net)—(0.4)%		(5,243,600)

Net Assets—100.0%		$1,225,406,831

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $14,545,391 and the collateral received consisted of cash in the amount of $15,271,909. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $54,402,443, which is 4.4% of net assets.

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Chemicals	10.6
Banks	9.7
Insurance	9.6
Capital Markets	7.3
Health Care Equipment & Supplies	6.8
IT Services	6.1
Aerospace & Defense	5.4
Food Products	4.6
Air Freight & Logistics	3.5
Road & Rail	3.4

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-92

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$23,561,631	$—	$23,561,631
Brazil	23,374,995	—	—	23,374,995
Canada	41,863,163	—	—	41,863,163
China	—	2,376,984	—	2,376,984
Denmark	—	15,683,879	—	15,683,879
Finland	—	10,105,454	—	10,105,454
France	—	152,303,161	—	152,303,161
Germany	—	313,817,876	—	313,817,876
Hong Kong	—	36,771,515	—	36,771,515
Indonesia	—	7,210,915	—	7,210,915
Italy	—	42,434,807	—	42,434,807
Japan	—	29,340,146	—	29,340,146
Netherlands	—	69,809,924	—	69,809,924
Russia	—	14,058,379	—	14,058,379
Switzerland	—	126,400,480	—	126,400,480
United Kingdom	—	80,903,439	—	80,903,439
United States	85,572,560	—	—	85,572,560
Total Common Stocks	150,810,718	924,778,590	—	1,075,589,308
Preferred Stocks
Brazil	18,898,448	—	—	18,898,448
Germany	—	22,140,211	—	22,140,211
Total Preferred Stocks	18,898,448	22,140,211	—	41,038,659
Total Equity Linked Security*	—	20,549,582	—	20,549,582
Total Short-Term Investment*	—	78,200,973	—	78,200,973
Total Securities Lending Reinvestments*	—	15,271,909	—	15,271,909
Total Investments	$169,709,166	$1,060,941,265	$—	$1,230,650,431

Collateral for Securities Loaned (Liability)	$—	$(15,271,909)	$—	$(15,271,909)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—96.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.6%
AppLovin Corp. Term Loan B, 6.064%, 3M LIBOR + 3.750%, 08/15/25	1,425,000	$1,437,172
J.D. Power & Associates 1st Lien Term Loan, 6.492%, 1M LIBOR + 4.250%, 09/07/23	957,537	963,820
Red Ventures LLC 1st Lien Term Loan, 6.242%, 1M LIBOR + 4.000%, 11/08/24	940,125	952,660
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 6.242%, PRIME + 3.000%, 12/19/23	1,774,507	1,783,380

		5,137,032

Aerospace/Defense—1.8%
Accudyne Industries LLC Term Loan, 5.242%, 1M LIBOR + 3.000%, 08/18/24	611,898	615,212
Flying Fortress, Inc. Term Loan B, 4.136%, 3M LIBOR + 1.750%, 10/30/22	2,729,167	2,746,508
TransDigm, Inc. Term Loan F, 4.742%, 1M LIBOR + 2.500%, 06/09/23	4,990,537	5,012,950
Term Loan G, 4.742%, 1M LIBOR + 2.500%, 08/22/24	4,708,026	4,728,299
Wesco Aircraft Hardware Corp. Term Loan A, 5.250%, 1M LIBOR + 3.000%, 11/30/20	1,395,000	1,377,562
WP CPP Holdings LLC Term Loan, 6.214%, 2M LIBOR + 3.750%, 04/30/25	525,000	529,047

		15,009,578

Auto Components—1.4%
American Axle & Manufacturing, Inc. Term Loan B, 4.462%, 1M LIBOR + 2.250%, 04/06/24	2,900,625	2,905,156
CS Intermediate Holdco 2 LLC Term Loan B, 4.242%, 1M LIBOR + 2.000%, 11/02/23	1,287,271	1,293,103
Dayco Products LLC Term Loan B, 6.563%, 3M LIBOR + 4.250%, 05/19/23	979,474	988,656
Federal-Mogul Holdings Corp. Term Loan C, 5.890%, 3M LIBOR + 3.750%, 04/15/21	3,292,329	3,299,875
Tenneco, Inc. Term Loan B, 06/18/25 (b)	3,325,000	3,326,540

		11,813,330

Auto Manufacturers—0.3%
FCA U.S. LLC Term Loan B, 4.250%, 1M LIBOR + 2.000%, 12/31/18	2,460,873	2,467,025

Auto Parts & Equipment—1.1%
Altra Industrial Motion Corp. Term Loan B, 09/05/25 (b)	700,000	702,625
Belron Finance U.S. LLC Term Loan B, 4.843%, 3M LIBOR + 2.500%, 11/07/24	521,063	522,854
DexKo Global, Inc. Incremental Term Loan, 5.742%, 1M LIBOR + 3.500%, 07/24/24	996,563	1,004,660
Term Loan, 5.742%, 1M LIBOR + 3.500%, 07/24/24	794,010	798,145
Garrett LX III S.a.r.l. Term Loan B, 09/30/25 (b)	250,000	250,625
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.150%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,440,621

Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
Horizon Global Corp. Term Loan B, 8.242%, 1M LIBOR + 6.000%, 06/30/21	357,363	$349,322
L&W, Inc. Term Loan B, 6.212%, 1M LIBOR + 4.000%, 05/22/25	748,125	755,139
TI Group Automotive Systems LLC Term Loan, 4.742%, 1M LIBOR + 2.500%, 06/30/22	1,356,329	1,362,263
Tower Automotive Holdings USA LLC Term Loan B, 4.875%, 1M LIBOR + 2.750%, 03/07/24	1,049,655	1,056,215

		9,242,469

Banks—0.1%
Freedom Mortgage Corp. 1st Lien Term Loan, 6.992%, 1M LIBOR + 4.750%, 02/23/22	1,038,320	1,047,838

Beverages—0.3%
Arterra Wines Canada, Inc. Term Loan B1, 5.088%, 3M LIBOR + 2.750%, 12/15/23	323,354	325,376
Flavors Holdings, Inc. 1st Lien Term Loan, 8.136%, 3M LIBOR + 5.750%, 04/03/20	632,571	602,524
Jacobs Douwe Egberts International B.V. Term Loan B5, 4.625%, 3M LIBOR + 2.250%, 07/01/22	1,555,258	1,566,417

		2,494,317

Building Materials—1.1%
CPG International, Inc. Term Loan, 6.251%, 6M LIBOR + 3.750%, 05/03/24	1,919,597	1,934,394
Henry Co. LLC Term Loan B, 6.242%, 1M LIBOR + 4.000%, 10/05/23	393,992	396,701
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 11/15/23	4,311,043	4,323,709
Summit Materials Cos. I LLC Term Loan B, 4.218%, 1M LIBOR + 2.000%, 11/21/24	1,588,000	1,591,970
Tank Holding Corp. Term Loan B, 5.668%, 1M LIBOR + 3.500%, 03/17/22	637,704	641,025

		8,887,799

Capital Markets—0.9%
Donnelley Financial Solutions, Inc. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 10/02/23	161,250	161,704
Greenhill & Co., Inc. 1st Lien Term Loan, 5.952%, 1M LIBOR + 3.750%, 10/12/22	938,438	951,341
Guggenheim Partners LLC Term Loan, 4.992%, 1M LIBOR + 2.750%, 07/21/23	5,250,702	5,291,395
Sheridan Investment Partners II L.P. Term Loan A, 5.820%, 3M LIBOR + 3.500%, 12/16/20	97,346	89,315
Term Loan B, 5.820%, 3M LIBOR + 3.500%, 12/16/20	699,788	642,055
Term Loan M, 5.820%, 3M LIBOR + 3.500%, 12/16/20	36,305	33,309
Virtus Investment Partners, Inc. Term Loan, 4.604%, 1M LIBOR + 2.500%, 06/01/24	625,820	629,731

		7,798,850

Chemicals—4.7%
Alpha 3 B.V. Term Loan B1, 5.386%, 3M LIBOR + 3.000%, 01/31/24	1,786,100	1,795,588

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Aruba Investments, Inc. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 02/02/22	291,694	$292,879
Ashland, Inc. Term Loan B, 3.940%, 1M LIBOR + 1.750%, 05/17/24	518,438	520,317
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 4.136%, 3M LIBOR + 1.750%, 06/01/24	3,306,883	3,317,217
Emerald Performance Materials LLC 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 08/01/21	477,180	481,207
Ferro Corp. Term Loan B1, 4.636%, 3M LIBOR + 2.250%, 02/14/24	394,020	396,187
Term Loan B2, 4.636%, 3M LIBOR + 2.250%, 02/14/24	314,281	316,010
Term Loan B3, 4.636%, 3M LIBOR + 2.250%, 02/14/24	307,594	309,286
Flint Group GmbH Term Loan C, 5.342%, 3M LIBOR + 3.000%, 09/07/21	136,186	129,717
Flint Group U.S. LLC 1st Lien Term Loan B2, 5.342%, 3M LIBOR + 3.000%, 09/07/21	823,814	784,683
Gemini HDPE LLC Term Loan B, 4.850%, 3M LIBOR + 2.500%, 08/07/24	1,856,891	1,870,043
GrafTech Finance, Inc. Term Loan B, 5.742%, 1M LIBOR + 3.500%, 02/12/25	2,641,563	2,663,025
HB Fuller Co. Term Loan B, 4.165%, 1M LIBOR + 2.000%, 10/20/24	1,861,654	1,862,300
Ineos U.S. Finance LLC Term Loan B, 4.242%, 1M LIBOR + 2.000%, 03/31/24	3,101,563	3,110,529
Invictus U.S. LLC 1st Lien Term Loan, 5.195%, 2M LIBOR + 3.000%, 03/28/25	472,625	476,465
Kraton Polymers LLC Term Loan, 4.742%, 1M LIBOR + 2.500%, 03/05/25	843,338	847,291
LTI Holdings, Inc. 1st Lien Term Loan, 09/06/25 (b)	450,000	452,531
MacDermid, Inc. Term Loan B6, 5.242%, 1M LIBOR + 3.000%, 06/07/23	2,781,500	2,795,841
Term Loan B7, 4.742%, 1M LIBOR + 2.500%, 06/07/20	281,213	282,883
Minerals Technologies, Inc. Term Loan B, 4.463%, 1M LIBOR + 2.250%, 02/14/24	896,314	904,146
Orion Engineered Carbons GmbH Term Loan B, 4.386%, 3M LIBOR + 2.000%, 07/25/24	458,860	460,867
PolyOne Corp. Term Loan B4, 3.898%, 1M LIBOR + 1.750%, 11/11/22	950,634	952,892
Schenectady International Group, Inc. 1st Lien Term Loan, 08/10/25 (b)	850,000	852,656
Sonneborn LLC Term Loan, 6.092%, 3M LIBOR + 3.750%, 12/10/20	336,361	341,407
Sonneborn Refined Products B.V. Term Loan, 6.092%, 3M LIBOR + 3.750%, 12/10/20	59,358	60,248
Spectrum Holdings III Corp. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 01/31/25	543,270	540,214
Starfruit Finco B.V. Term Loan B, 09/20/25 (b)	2,625,000	2,639,296
Tata Chemicals North America, Inc. Term Loan B, 5.188%, 3M LIBOR + 2.750%, 08/07/20	840,404	844,081

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Tronox Blocked Borrower LLC Term Loan B, 5.242%, 1M LIBOR + 3.000%, 09/22/24	967,688	$972,425
Tronox Finance LLC Term Loan B, 5.242%, 1M LIBOR + 3.000%, 09/22/24	2,233,125	2,244,058
Unifrax Corp. Term Loan B, 5.886%, 3M LIBOR + 3.500%, 04/04/24	518,451	526,227
Univar, Inc. Term Loan B, 4.492%, 1M LIBOR + 2.250%, 07/01/24	3,206,787	3,218,367
Venator Materials Corp. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 08/08/24	841,500	843,078
Versum Materials, Inc. Term Loan, 4.386%, 3M LIBOR + 2.000%, 09/29/23	588,000	591,553

		38,695,514

Coal — 0.2%
Murray Energy Corp. Term Loan B2, 9.492%, 1M LIBOR + 7.250%, 10/17/22	1,882,813	1,729,247

Commercial Services — 4.5%
Acosta Holdco, Inc. Term Loan, 5.492%, 1M LIBOR + 3.250%, 09/26/21	2,091,156	1,567,844
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 08/30/24	668,250	670,129
ASGN, Inc. Term Loan B2, 4.242%, 1M LIBOR + 2.000%, 04/02/25	454,775	456,424
Cast & Crew Payroll LLC 1st Lien Term Loan B, 5.000%, 1M LIBOR + 2.750%, 09/27/24	963,394	965,200
Ceridian HCM Holding, Inc. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 04/05/25	1,375,000	1,379,511
EAB Global, Inc. 1st Lien Term Loan, 6.253%, PRIME + 2.750%, 11/15/24	1,417,875	1,410,786
Element Materials Technology Group U.S. Holdings, Inc. Term Loan B, 5.742%, 1M LIBOR + 3.500%, 06/28/24	347,375	349,980
Financial & Risk Holdings, Inc. Term Loan, 09/17/25 (b)	1,050,000	1,048,969
Garda World Security Corp. Term Loan, 5.826%, PRIME + 2.500%, 05/24/24	1,839,522	1,850,252
Hertz Corp. (The) Term Loan B, 4.992%, 1M LIBOR + 2.750%, 06/30/23	991,688	990,913
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 8.886%, 3M LIBOR + 6.500%, 07/18/19 (c) (d) (e)	328,603	266,431
Revolver, 1.464%, 07/18/19 (c) (d) (e) (f)	248,024	249,388
IPC Corp. Term Loan B, 6.850%, 3M LIBOR + 4.500%, 08/06/21	880,630	859,715
Jaguar Holding Co. II Term Loan, 4.742%, 1M LIBOR + 2.500%, 08/18/22	5,584,557	5,595,028
KAR Auction Services, Inc. Term Loan B4, 4.688%, 3M LIBOR + 2.250%, 03/11/21	2,970,177	2,985,010
LegalZoom.com, Inc. 1st Lien Term Loan, 6.462%, 1M LIBOR + 4.250%, 11/21/24	1,613,587	1,639,808
Live Nation Entertainment, Inc. Term Loan B3, 4.000%, 1M LIBOR + 1.750%, 10/31/23	1,594,322	1,599,295

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services —(Continued)
Merrill Communications LLC Term Loan, 7.592%, 3M LIBOR + 5.250%, 06/01/22	274,336	$276,394
Monitronics International, Inc. Term Loan B2, 7.886%, 3M LIBOR + 5.500%, 09/30/22	3,054,603	2,986,827
Parexel International Corp. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 09/27/24	2,450,250	2,438,763
Ping Identity Corp. Term Loan B, 5.992%, 1M LIBOR + 3.750%, 01/24/25	872,813	874,995
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 05/01/25	417,375	420,440
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 05/02/22	2,975,536	2,993,306
Prometric Holdings, Inc. 1st Lien Term Loan, 5.250%, 1M LIBOR + 3.000%, 01/29/25	273,625	274,081
Restaurant Technologies, Inc. 1st Lien Term Loan, 09/21/25 (b)	200,000	201,125
ServiceMaster Co. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 11/08/23	1,120,814	1,126,833
SGS Cayman L.P. Term Loan B, 7.761%, 3M LIBOR + 5.375%, 04/23/21	194,866	186,462
Verscend Holding Corp. Term Loan B, 6.742%, 1M LIBOR + 4.500%, 08/27/25	1,425,000	1,433,016

		37,096,925

Commercial Services & Supplies—0.1%
LSC Communications, Inc. Term Loan B, 7.742%, 1M LIBOR + 5.500%, 09/30/22	861,667	868,129

Communications Equipment—0.2%
Plantronics, Inc. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 07/02/25	1,275,000	1,279,582

Computers—1.5%
Avast Software B.V. Term Loan B, 4.886%, 3M LIBOR + 2.500%, 09/30/23	1,337,988	1,347,395
Exact Merger Sub LLC 1st Lien Term Loan, 6.636%, 3M LIBOR + 4.250%, 09/27/24	569,250	575,298
Harland Clarke Holdings Corp. Term Loan B7, 7.136%, 3M LIBOR + 4.750%, 11/03/23	936,643	900,934
Lumentum Holdings 1st Lien Term Loan, 08/07/25 (b)	550,000	555,500
MTS Systems Corp. Term Loan B, 5.410%, 1M LIBOR + 3.250%, 07/05/23	1,106,176	1,113,781
SkillSoft Corp. 1st Lien Term Loan, 6.992%, 1M LIBOR + 4.750%, 04/28/21	3,874,121	3,698,980
Tempo Acquisition LLC Term Loan, 5.242%, 1M LIBOR + 3.000%, 05/01/24	814,688	818,659
Verifone Systems, Inc. 1st Lien Term Loan, 6.322%, 3M LIBOR + 4.000%, 08/20/25	875,000	881,672
Western Digital Corp. Term Loan B4, 3.992%, 1M LIBOR + 1.750%, 04/29/23	2,186,453	2,193,277

		12,085,496

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.1%
Beacon Roofing Supply, Inc. Term Loan B, 4.383%, 1M LIBOR + 2.250%, 01/02/25	547,250	$546,908
Wastequip LLC 1st Lien Term Loan, 5.712%, 1M LIBOR + 3.500%, 03/20/25	124,375	125,113

		672,021

Distributors—0.4%
American Builders & Contractors Supply Co., Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 10/31/23	3,452,450	3,447,741
PFS Holding Corp. 1st Lien Term Loan, 5.610%, 1M LIBOR + 3.500%, 01/31/21	238,750	137,281

		3,585,022

Diversified Consumer Services—0.4%
Adtalem Global Education, Inc. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 04/11/25	374,063	377,335
Coinamatic Canada, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 05/14/22	43,256	43,580
KUEHG Corp. Incremental Term Loan, 6.136%, 3M LIBOR + 3.750%, 02/21/25	2,451,682	2,467,925
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 05/14/22	246,994	248,846

		3,137,686

Diversified Financial Services—4.3%
Advisor Group, Inc. Term Loan, 5.908%, 1M LIBOR + 3.750%, 08/15/25	525,000	528,609
AlixPartners LLP Term Loan B, 4.992%, 1M LIBOR + 2.750%, 04/04/24	3,132,952	3,150,575
Aptean, Inc. 1st Lien Term Loan, 6.640%, 3M LIBOR + 4.250%, 12/20/22	1,348,696	1,356,002
Aretec Group, Inc. 2nd Lien Term Loan, 7.250%, PIK + 5.500%, 05/23/21 (g)	2,005,631	2,012,315
Term Loan B1, 8.500%, PRIME + 3.250%, 11/23/20	1,486,196	1,493,627
Citco Funding LLC Term Loan, 5.242%, 1M LIBOR + 3.000%, 03/31/22	3,025,136	3,039,318
Clipper Acquisitions Corp. Term Loan B, 3.864%, 1M LIBOR + 1.750%, 12/27/24	1,116,563	1,122,830
Delos Finance S.a.r.l. Term Loan B, 4.136%, 3M LIBOR + 1.750%, 10/06/23	2,675,000	2,688,854
Ditech Holding Corp. Term Loan, 8.242%, 1M LIBOR + 6.000%, 06/30/22	2,972,784	2,811,139
Focus Financial Partners LLC Incremental Term Loan, 4.742%, 1M LIBOR + 2.500%, 07/03/24	1,720,688	1,727,498
Franklin Square Holdings L.P. Term Loan B, 4.625%, 1M LIBOR + 2.500%, 08/01/25	500,000	504,362
GreenSky Holdings LLC Term Loan B, 5.500%, 1M LIBOR + 3.250%, 03/29/25	1,318,375	1,324,967

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
GTCR Valor Cos., Inc. Term Loan B1, 5.636%, 3M LIBOR + 3.250%, 06/16/23	1,367,222	$1,377,134
Harbourvest Partners LLC Term Loan B, 4.408%, 1M LIBOR + 2.250%, 03/01/25	1,055,788	1,058,647
Lightstone Generation LLC Term Loan B, 5.992%, 1M LIBOR + 3.750%, 01/30/24	1,718,089	1,709,346
Term Loan C, 5.992%, 1M LIBOR + 3.750%, 01/30/24	92,277	91,808
LPL Holdings, Inc. 1st Lien Term Loan B, 4.424%, 1M LIBOR + 2.250%, 09/23/24	1,308,471	1,312,560
MIP Delaware LLC Term Loan B1, 5.386%, 3M LIBOR + 3.000%, 03/09/20	88,652	88,985
NFP Corp. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 01/08/24	3,016,021	3,019,791
Oz Management L.P. 1st Lien Term Loan, 6.938%, 1M LIBOR + 4.750%, 04/11/23	500,000	503,750
PGX Holdings, Inc. 1st Lien Term Loan, 7.500%, 1M LIBOR + 5.250%, 09/29/20	1,423,296	1,393,940
Victory Capital Holdings, Inc. Term Loan B, 5.136%, 3M LIBOR + 2.750%, 02/12/25	252,778	253,936
Walker & Dunlop, Inc. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 12/11/20	661,581	666,543
Worldpay LLC 1st Lien Term Loan B3, 3.884%, 1M LIBOR + 1.750%, 10/14/23	265,787	266,638
1st Lien Term Loan B4, 3.884%, 1M LIBOR + 1.750%, 08/09/24	1,666,625	1,671,520

		35,174,694

Electric—1.4%
Calpine Construction Finance Co. L.P. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 01/15/25	1,252,357	1,254,817
Calpine Corp. Term Loan B5, 4.890%, 3M LIBOR + 2.500%, 01/15/24	4,094,999	4,099,618
Dayton Power & Light Co. (The) Term Loan B, 4.250%, 1M LIBOR + 2.000%, 08/24/22	540,375	542,401
Granite Acquisition, Inc. Term Loan B, 5.837%, 3M LIBOR + 3.500%, 12/19/21	2,409,561	2,432,401
Term Loan C, 5.886%, 3M LIBOR + 3.500%, 12/19/21	109,579	110,617
Longview Power LLC Term Loan B, 8.350%, 3M LIBOR + 6.000%, 04/13/21	1,233,563	1,078,340
Talen Energy Supply LLC Term Loan B2, 6.242%, 1M LIBOR + 4.000%, 04/15/24	686,700	691,249
TTM Technologies, Inc. Term Loan, 4.604%, 1M LIBOR + 2.500%, 09/28/24	310,478	312,028
Vistra Energy Corp. 1st Lien Term Loan B3, 4.181%, 1M LIBOR + 2.000%, 12/31/25	997,500	999,121

		11,520,592

Electrical Components & Equipment—0.3%
Electro Rent Corp. 1st Lien Term Loan, 7.190%, 3M LIBOR + 5.000%, 01/31/24	1,179,000	1,195,211
Pelican Products, Inc. 1st Lien Term Loan, 5.604%, 1M LIBOR + 3.500%, 05/01/25	573,563	574,907

Security Description	Principal Amount*	Value

Electrical Components & Equipment—(Continued)
Southwire Co. Term Loan B, 4.158%, 1M LIBOR + 2.000%, 05/15/25	548,625	$551,985

		2,322,103

Electronics—0.7%
EIG Investors Corp. 1st Lien Term Loan, 6.061%, 3M LIBOR + 3.750%, 02/09/23	4,659,100	4,701,614
EXC Holdings III Corp. 1st Lien Term Loan, 5.886%, 3M LIBOR + 3.500%, 12/02/24	446,625	450,812
Global Appliance, Inc. Term Loan B, 6.250%, 1M LIBOR + 4.000%, 09/29/24	915,750	890,567

		6,042,993

Energy Equipment & Services—0.1%
EnergySolutions LLC Term Loan B, 6.136%, 3M LIBOR + 3.750%, 05/09/25	1,122,188	1,132,007

Energy-Alternate Sources—0.1%
Green Plains Renewable Energy, Inc. Term Loan B, 7.750%, 1M LIBOR + 5.500%, 08/18/23	940,500	953,432

Engineering & Construction—0.1%
FrontDoor, Inc. Term Loan B, 4.750%, 1M LIBOR + 2.500%, 08/14/25	425,000	428,719
USIC Holdings, Inc. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 12/08/23	174,143	175,630

		604,349

Entertainment—0.9%
CDS U.S. Intermediate Holdings, Inc. 1st Lien Term Loan, 6.136%, 3M LIBOR + 3.750%, 07/08/22	691,926	683,104
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 5.242%, 1M LIBOR + 3.000%, 03/31/24	2,343,704	2,342,448
Seminole Hard Rock Entertainment, Inc. Term Loan B, 5.087%, 3M LIBOR + 2.750%, 05/14/20	261,250	262,556
Sesac Holdco II LLC 1st Lien Term Loan, 5.242%, 1M LIBOR + 3.000%, 02/23/24	517,125	516,479
SMG Holdings, Inc. 1st Lien Term Loan, 5.242%, 1M LIBOR + 3.000%, 01/23/25	223,875	225,344
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.886%, 3M LIBOR + 3.500%, 07/10/25	3,740,625	3,777,328

		7,807,259

Environmental Control—0.9%
Advanced Disposal Services, Inc. Term Loan B3, 4.413%, 1W LIBOR + 2.250%, 11/10/23	3,339,142	3,354,796
Core & Main L.P. Term Loan B, 5.317%, 3M LIBOR + 3.000%, 08/01/24	719,563	723,268

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—(Continued)
GFL Environmental, Inc. Delayed Draw Term Loan, 2.750%, 05/30/25 (f)	248,619	$249,240
Term Loan B, 5.136%, 3M LIBOR + 2.750%, 05/30/25	1,996,378	2,001,369
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.500%, 02/28/25	597,000	593,642
Wrangler Buyer Corp. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 09/27/24	670,373	675,191

		7,597,506

Equity Real Estate Investment Trusts—0.1%
Brookfield Property REIT, Inc. 1st Lien Term Loan B, 4.742%, 1M LIBOR + 2.500%, 08/27/25	900,000	896,464

Food—3.3%
Agro Merchants NAI Holdings LLC 1st Lien Term Loan B, 6.136%, 3M LIBOR + 3.750%, 12/06/24	347,448	350,054
Albertson’s LLC Term Loan B4, 4.992%, 1M LIBOR + 2.750%, 08/25/21	1,462,593	1,465,975
Term Loan B5, 5.381%, 1M LIBOR + 3.000%, 12/21/22	1,473,853	1,476,892
Term Loan B6, 5.311%, 3M LIBOR + 3.000%, 06/22/23	4,005,653	4,011,160
Aramark Services, Inc. Term Loan B3, 4.084%, 3M LIBOR + 1.750%, 03/11/25	816,080	818,732
CHG PPC Parent LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 03/31/25	448,875	449,857
Del Monte Foods, Inc. 1st Lien Term Loan, 5.565%, PRIME + 2.250%, 02/18/21	1,459,974	1,349,867
Dole Food Co., Inc. Term Loan B, 4.960%, PRIME + 1.750%, 04/06/24	2,573,280	2,575,290
Hearthside Food Solutions LLC Term Loan B, 5.242%, 1M LIBOR + 3.000%, 05/23/25	673,313	672,171
High Liner Foods, Inc. Term Loan B, 5.588%, 3M LIBOR + 3.250%, 04/24/21	781,451	742,378
JBS USA LLC Term Loan B, 4.844%, 3M LIBOR + 2.500%, 10/30/22	6,642,563	6,663,321
Nomad Foods Europe Midco, Ltd. Term Loan B4, 4.408%, 1M LIBOR + 2.250%, 05/15/24	1,750,676	1,745,570
NPC International, Inc. 1st Lien Term Loan, 5.576%, 1M LIBOR + 3.500%, 04/19/24	1,559,250	1,567,371
Post Holdings, Inc. Incremental Term Loan, 4.220%, 1M LIBOR + 2.000%, 05/24/24	1,555,313	1,557,451
Supervalu, Inc. Delayed Draw Term Loan, 5.742%, 1M LIBOR + 3.500%, 06/08/24	405,636	406,701
Term Loan B, 5.742%, 1M LIBOR + 3.500%, 06/08/24	676,060	677,835
U.S. Foods, Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 06/27/23	771,056	774,429

		27,305,054

Security Description	Principal Amount*	Value

Food Products—0.0%
American Seafoods Group LLC 1st Lien Term Loan, 5.000%, 1M LIBOR + 2.750%, 08/21/23	140,521	$140,170

Forest Products & Paper—0.1%
Expera Specialty Solutions LLC Term Loan B, 6.335%, 1W LIBOR + 4.250%, 11/03/23	979,270	980,494

Hand/Machine Tools—0.6%
Apex Tool Group LLC Term Loan B, 5.992%, 1M LIBOR + 3.750%, 02/01/22	2,305,938	2,315,613
Milacron LLC Amended Term Loan B, 4.742%, 1M LIBOR + 2.500%, 09/28/23	2,436,397	2,438,936

		4,754,549

Health Care Providers & Services—0.1%
R1 RCM, Inc. Term Loan, 7.428%, 3M LIBOR + 5.250%, 05/08/25	525,000	526,312

Health Care Technology—0.2%
Inovalon Holdings, Inc. Term Loan B, 5.625%, 1M LIBOR + 3.500%, 04/02/25	1,150,000	1,151,438
Press Ganey Holdings, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 10/23/23	712,313	716,319

		1,867,757

Healthcare-Products—3.1%
Argon Medical Devices, Inc. 1st Lien Term Loan B, 5.992%, 1M LIBOR + 3.750%, 01/23/25	845,750	852,490
Avantor, Inc. 1st Lien Term Loan, 6.242%, 1M LIBOR + 4.000%, 11/21/24	2,158,688	2,186,634
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 5.636%, 3M LIBOR + 3.250%, 09/01/24	1,338,981	1,338,423
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 5.306%, 3M LIBOR + 3.000%, 06/07/23	3,106,769	3,127,156
Convatec, Inc. Term Loan B, 4.636%, 3M LIBOR + 2.250%, 10/31/23	566,375	569,207
CryoLife, Inc. Term Loan B, 6.386%, 3M LIBOR + 4.000%, 11/14/24	471,438	477,331
DJO Finance LLC Term Loan, 5.540%, 3M LIBOR + 3.250%, 06/08/20	3,354,625	3,359,167
Greatbatch, Ltd. 1st Lien Term Loan B, 5.140%, 1M LIBOR + 3.000%, 10/27/22	2,316,053	2,334,250
Hanger, Inc. 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 02/26/25	1,019,875	1,018,600
Kinetic Concepts, Inc. Term Loan B, 5.636%, 3M LIBOR + 3.250%, 02/02/24	2,518,125	2,536,696
Mallinckrodt International Finance S.A. Term Loan B, 5.136%, 3M LIBOR + 2.750%, 09/24/24	3,529,115	3,512,203
Term Loan B, 5.517%, 6M LIBOR + 3.000%, 02/24/25	820,875	822,606

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
MedPlast Holdings, Inc. 1st Lien Term Loan, 6.087%, 3M LIBOR + 3.750%, 07/02/25	450,000	$455,625
New Millennium HoldCo, Inc. Term Loan, 8.742%, 1M LIBOR + 6.500%, 12/21/20	275,053	154,717
Sotera Health Holdings LLC Term Loan, 5.242%, 1M LIBOR + 3.000%, 05/15/22	2,348,108	2,354,859
Tecomet, Inc. Term Loan, 5.620%, 1M LIBOR + 3.500%, 05/01/24	740,625	744,097

		25,844,061

Healthcare-Services—4.9%
Acadia Healthcare Co., Inc. Term Loan B3, 4.742%, 1M LIBOR + 2.500%, 02/11/22	711,875	717,511
Term Loan B4, 4.742%, 1M LIBOR + 2.500%, 02/16/23	1,438,354	1,449,912
ADMI Corp. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 04/30/25	1,596,000	1,605,975
Alliance Healthcare Services, Inc. Term Loan B, 6.742%, 1M LIBOR + 4.500%, 10/24/23	960,469	967,672
BioClinica, Inc. 1st Lien Term Loan, 6.625%, 3M LIBOR + 4.250%, 10/20/23	638,625	606,694
BW NHHC Holdco, Inc. 1st Lien Term Loan, 7.158%, 1M LIBOR + 5.000%, 05/15/25	922,688	907,117
Community Health Systems, Inc. Term Loan H, 5.563%, 3M LIBOR + 3.250%, 01/27/21	1,735,717	1,714,020
Concentra, Inc. 1st Lien Term Loan, 4.860%, 1M LIBOR + 2.750%, 06/01/22	776,731	780,615
CPI Holdco LLC 1st Lien Term Loan, 5.886%, 1M LIBOR + 3.500%, 03/21/24	764,936	770,673
DaVita, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 06/24/21	3,064,000	3,081,235
Envision Healthcare Corp. Term Loan B, 5.250%, 1M LIBOR + 3.000%, 12/01/23	3,826,520	3,831,280
Equian LLC Term Loan B, 5.462%, 1M LIBOR + 3.250%, 05/20/24	593,492	597,202
Gentiva Health Services, Inc. 1st Lien Term Loan, 6.000%, 1M LIBOR + 3.750%, 07/02/25	1,905,882	1,930,897
GHX Ultimate Parent Corp. 1st Lien Term Loan, 5.636%, 3M LIBOR + 3.250%, 06/28/24	1,088,494	1,093,937
MPH Acquisition Holdings LLC Term Loan B, 5.136%, 3M LIBOR + 2.750%, 06/07/23	4,481,868	4,495,524
National Mentor Holdings, Inc. Term Loan B, 5.386%, 3M LIBOR + 3.000%, 01/31/21	1,030,233	1,034,740
One Call Corp. Term Loan B, 7.384%, 1M LIBOR + 5.250%, 11/25/22	1,323,601	1,259,351
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 06/30/25	3,216,795	3,230,293
PharMerica Corp. 1st Lien Term Loan, 5.648%, 1M LIBOR + 3.500%, 12/06/24	746,250	751,847

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Prospect Medical Holdings, Inc. Term Loan B, 7.625%, 1M LIBOR + 5.500%, 02/22/24	1,119,375	$1,131,968
RadNet, Inc. Term Loan, 6.090%, PRIME + 2.750%, 06/30/23	1,469,513	1,481,913
Select Medical Corp. Term Loan B, 4.901%, PRIME + 1.750%, 03/01/21	1,551,375	1,563,980
Surgery Center Holdings, Inc. Term Loan B, 5.570%, 3M LIBOR + 3.250%, 09/02/24	915,750	917,696
Team Health Holdings, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 02/06/24	1,920,750	1,870,330
U.S. Anesthesia Partners, Inc. Term Loan, 5.242%, 1M LIBOR + 3.000%, 06/23/24	1,902,550	1,915,927
Wink Holdco, Inc. 1st Lien Term Loan B, 5.242%, 1M LIBOR + 3.000%, 12/02/24	421,813	421,021

		40,129,330

Hotels, Restaurants & Leisure—1.1%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 4.492%, 1M LIBOR + 2.250%, 02/16/24	6,615,024	6,625,065
Eldorado Resorts LLC Term Loan B, 4.408%, 1M LIBOR + 2.250%, 04/17/24	775,297	780,134
GVC Holdings plc Term Loan B2, 4.742%, 1M LIBOR + 2.500%, 03/29/24	1,019,875	1,025,400
Las Vegas Sands LLC Term Loan B, 3.992%, 1M LIBOR + 1.750%, 03/27/25	970,125	970,456

		9,401,055

Household Products—0.1%
Energizer Holdings, Inc. Term Loan B, 06/20/25 (b)	500,000	505,000

Household Products/Wares—0.9%
CFSP Acquisition Corp. 1st Lien Term Loan, 5.212%, 1M LIBOR + 3.000%, 03/20/25	202,968	202,207
Delayed Draw Term Loan, 1.000%, 03/20/25 (f)	46,012	45,840
KIK Custom Products, Inc. Term Loan B, 6.242%, 1M LIBOR + 4.000%, 05/15/23	1,752,096	1,746,072
Libbey Glass, Inc. Term Loan B, 5.133%, 1M LIBOR + 3.000%, 04/09/21	389,966	390,210
Prestige Brands, Inc. Term Loan B4, 4.242%, 1M LIBOR + 2.000%, 01/26/24	446,919	447,408
Spectrum Brands, Inc. Term Loan B, 4.349%, 3M LIBOR + 2.000%, 06/23/22	1,906,112	1,917,230
Spin Holdco, Inc. Term Loan B, 5.589%, 3M LIBOR + 3.250%, 11/14/22	3,028,028	3,042,411

		7,791,378

Industrial Conglomerates—0.3%
IG Investment Holdings LLC 1st Lien Term Loan, 5.802%, 1M LIBOR + 3.500%, 05/23/25	2,731,535	2,753,729

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—3.5%
Alliant Holdings I, Inc. Term Loan B, 5.148%, 1M LIBOR + 3.000%, 05/09/25	2,333,142	$2,340,731
AmWINS Group, Inc. Term Loan B, 4.965%, 1M LIBOR + 2.750%, 01/25/24	3,879,825	3,895,069
Asurion LLC 2nd Lien Term Loan, 8.742%, 1M LIBOR + 6.500%, 08/04/25	2,350,000	2,420,989
Term Loan B4, 5.242%, 1M LIBOR + 3.000%, 08/04/22	4,848,096	4,894,303
Term Loan B6, 5.242%, 1M LIBOR + 3.000%, 11/03/23	2,707,393	2,729,672
Camelot UK Holdco, Ltd. Term Loan, 5.492%, 1M LIBOR + 3.250%, 10/03/23	1,991,407	1,997,097
Hub International, Ltd. Term Loan B, 5.335%, 3M LIBOR + 3.000%, 04/25/25	4,563,563	4,576,537
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 03/01/21	1,044,545	1,046,287
UFC Holdings LLC 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.250%, 08/18/23	1,965,000	1,978,509
USI, Inc. Term Loan, 5.386%, 3M LIBOR + 3.000%, 05/16/24	2,673,000	2,676,820

		28,556,014

Internet—3.1%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.250%, 10/19/23	2,793,527	2,805,386
Ascend Learning LLC Term Loan B, 5.242%, 1M LIBOR + 3.000%, 07/12/24	1,386,000	1,389,033
Getty Images, Inc. Term Loan B, 5.742%, 1M LIBOR + 3.500%, 10/18/19	3,347,667	3,328,837
Go Daddy Operating Co. LLC Term Loan, 4.492%, 1M LIBOR + 2.250%, 02/15/24	5,055,435	5,080,263
Match Group, Inc. Term Loan B, 4.665%, 1M LIBOR + 2.500%, 11/16/22	481,250	485,305
Shutterfly, Inc. Term Loan B2, 5.000%, 1M LIBOR + 2.750%, 08/17/24	523,688	526,240
SurveyMonkey, Inc. Term Loan, 6.750%, 1M LIBOR + 4.500%, 04/13/24	1,580,000	1,585,885
Tibco Software, Inc. Term Loan B, 5.750%, 1M LIBOR + 3.500%, 12/04/20	3,297,191	3,317,772
Uber Technologies Incremental Term Loan, 5.648%, 1M LIBOR + 3.500%, 07/13/23	4,389,193	4,413,883
Term Loan, 6.120%, 1M LIBOR + 4.000%, 04/04/25	1,421,438	1,433,342
Vivid Seats, Ltd. 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 06/30/24	962,813	960,405

		25,326,351

Internet Software & Services—0.6%
Answers Finance LLC 2nd Lien Term Loan, 9.000%, PRIME + 7.900%, 09/15/21	149,134	146,151

Security Description	Principal Amount*	Value

Internet Software & Services—(Continued)
Extreme Reach, Inc. 1st Lien Term Loan, 8.500%, 1M LIBOR + 6.250%, 02/07/20	2,057,908	$2,061,122
Sutherland Global Services, Inc. Term Loan B, 7.761%, 3M LIBOR + 5.375%, 04/23/21	837,134	801,033
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 4.814%, 3M LIBOR + 2.500%, 03/17/25	1,864,955	1,867,753

		4,876,059

Investment Company Securities—0.3%
Fortress Investment Group LLC Term Loan B, 4.242%, 1M LIBOR + 2.000%, 12/27/22	932,229	937,473
LSF9 Atlantis Holdings LLC Term Loan, 8.120%, 1M LIBOR + 6.000%, 05/01/23	1,276,875	1,236,175

		2,173,648

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 5.870%, 1M LIBOR + 3.750%, 03/01/25	1,344,497	1,361,303

IT Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 5.386%, 3M LIBOR + 3.000%, 06/15/25	748,125	753,814

Leisure Products—0.7%
Bombardier Recreational Products, Inc. Term Loan B, 4.240%, 1M LIBOR + 2.000%, 05/23/25	4,284,777	4,289,242
Sabre GLBL, Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 02/22/24	924,227	928,078
Steinway Musical Instruments, Inc. Term Loan B, 5.908%, 1M LIBOR + 3.750%, 02/13/25	820,875	822,927

		6,040,247

Leisure Time—0.9%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.098%, 3M LIBOR + 1.750%, 10/19/24	1,065,310	1,065,618
ClubCorp Holdings, Inc. Term Loan B, 5.136%, 3M LIBOR + 2.750%, 09/18/24	1,664,756	1,657,473
Delta 2 (LUX) S.a.r.l. Term Loan, 4.742%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,227,247
Hayward Industries, Inc. 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 08/05/24	420,750	423,906
SRAM LLC Term Loan B, 5.018%, PRIME + 1.750%, 03/15/24	1,275,153	1,284,302
Travel Leaders Group LLC Term Loan B, 6.158%, 1M LIBOR + 4.000%, 01/25/24	872,813	884,268

		7,542,814

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 08/01/24	1,126,583	1,130,025

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Lodging—1.9%
Boyd Gaming Corp. Term Loan B3, 4.417%, 1W LIBOR + 2.250%, 09/15/23	888,780	$894,280
CityCenter Holdings LLC Term Loan B, 4.492%, 1M LIBOR + 2.250%, 04/18/24	2,348,857	2,354,309
Crown Finance U.S., Inc. Term Loan, 4.742%, 1M LIBOR + 2.500%, 02/28/25	1,940,250	1,939,307
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 5.250%, 1M LIBOR + 3.000%, 04/27/24	1,209,688	1,215,925
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 4.242%, 1M LIBOR + 2.000%, 11/30/23	884,250	886,066
Hilton Worldwide Finance LLC Term Loan B2, 3.966%, 1M LIBOR + 1.750%, 10/25/23	2,750,010	2,763,769
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 03/21/25	1,852,500	1,856,966
Playa Resorts Holding B.V. Term Loan B, 4.990%, 1M LIBOR + 2.750%, 04/29/24	2,300,489	2,285,871
Tropicana Entertainment, Inc. Term Loan, 7.250%, PRIME + 2.000%, 11/27/20	84,000	84,210
Wyndham Hotels & Resorts, Inc. Term Loan B, 3.992%, 1M LIBOR + 1.750%, 05/30/25	1,200,000	1,205,100

		15,485,803

Machinery—0.6%
CPM Holdings, Inc. Term Loan B, 5.742%, 1M LIBOR + 3.500%, 04/11/22	1,245,134	1,252,138
Delachaux S.A. Term Loan B2, 5.884%, 3M LIBOR + 3.500%, 10/28/21	384,799	389,609
Dynacast International LLC Term Loan B2, 5.636%, 3M LIBOR + 3.250%, 01/28/22	1,193,195	1,198,386
Global Brass & Copper, Inc. Term Loan B, 4.750%, 1M LIBOR + 2.500%, 05/29/25	808,500	813,048
Paladin Brands Holding, Inc. Term Loan B, 7.886%, 3M LIBOR + 5.500%, 08/15/22	1,146,470	1,150,770

		4,803,951

Machinery-Construction & Mining—0.3%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 5.992%, 1M LIBOR + 3.750%, 08/01/25	2,100,000	2,127,781

Machinery-Diversified—1.4%
Clark Equipment Co. Term Loan B, 4.371%, 3M LIBOR + 2.000%, 05/18/24	1,540,151	1,544,362
Engineered Machinery Holdings, Inc. 1st Lien Term Loan, 5.636%, 3M LIBOR + 3.250%, 07/19/24	1,166,188	1,153,068
EWT Holdings III Corp. Term Loan, 5.242%, 1M LIBOR + 3.000%, 12/20/24	3,882,200	3,912,528
Gardner Denver, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 07/30/24	977,580	984,686
Pro Mach Group, Inc. Term Loan B, 5.133%, 1M LIBOR + 3.000%, 03/07/25	223,875	223,595

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Shape Technologies Group, Inc. Term Loan, 5.227%, 1M LIBOR + 3.000%, 04/21/25	224,438	$224,578
Titan Acquisition, Ltd. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 03/28/25	2,761,125	2,681,527
Welbilt, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 03/03/23	835,897	841,985

		11,566,329

Marine—0.2%
Stena International S.a.r.l. Term Loan B, 5.390%, 3M LIBOR + 3.000%, 03/03/21	1,623,500	1,593,059

Media—5.2%
ALM Media Holdings, Inc. 1st Lien Term Loan, 6.886%, 3M LIBOR + 4.500%, 07/31/20	379,523	336,827
AMC Entertainment Holdings, Inc. Term Loan, 4.384%, 1M LIBOR + 2.250%, 12/15/22	2,042,250	2,046,931
Term Loan B, 4.384%, 1M LIBOR + 2.250%, 12/15/23	517,125	518,310
CBS Radio, Inc. Term Loan B, 4.962%, 1M LIBOR + 2.750%, 11/17/24	1,939,541	1,924,979
Charter Communications Operating LLC Term Loan B, 4.250%, 1M LIBOR + 2.000%, 04/30/25	1,906,831	1,911,707
Crossmark Holdings, Inc. 1st Lien Term Loan, 5.886%, 3M LIBOR + 3.500%, 12/20/19	1,392,437	796,010
CSC Holdings LLC Term Loan B, 4.658%, 1M LIBOR + 2.500%, 01/25/26	1,197,000	1,199,693
Cumulus Media New Holdings, Inc. Term Loan, 6.750%, 1M LIBOR + 4.500%, 05/15/22	3,148,537	3,114,574
Entravision Communications Corp. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 11/29/24	1,014,750	1,004,179
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 10.020%, 6M LIBOR + 7.500%, 01/06/23	1,082,813	1,118,004
Gray Television, Inc. Term Loan B, 4.354%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,475,396
Hubbard Radio LLC Term Loan B, 5.250%, 1M LIBOR + 3.000%, 03/28/25	616,969	619,026
iHeartCommunications, Inc. Extended Term Loan E, 0.000%, 07/30/19 (h)	425,533	318,086
Term Loan D, 0.000%, 01/30/19 (h)	1,323,104	989,295
Information Resources, Inc. 1st Lien Term Loan, 6.567%, 3M LIBOR + 4.250%, 01/18/24	1,773,000	1,788,514
Kasima LLC Term Loan B, 4.784%, 3M LIBOR + 2.500%, 05/17/21	146,691	147,669
Mission Broadcasting, Inc. Term Loan B2, 4.604%, 1M LIBOR + 2.500%, 01/17/24	289,427	290,422
Nexstar Broadcasting, Inc. Term Loan B2, 4.604%, 1M LIBOR + 2.500%, 01/17/24	2,063,688	2,074,867
Numericable Group S.A. Term Loan B11, 4.992%, 3M LIBOR + 2.750%, 07/31/25	1,777,500	1,744,172
ProQuest LLC Term Loan B, 5.992%, 1M LIBOR + 3.750%, 10/24/21	1,623,777	1,632,911

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Raycom TV Broadcasting LLC Term Loan B, 4.492%, 1M LIBOR + 2.250%, 08/23/24	1,014,750	$1,016,653
Sinclair Television Group, Inc. Term Loan B2, 4.500%, 1M LIBOR + 2.250%, 01/03/24	2,097,502	2,107,335
Unitymedia Finance LLC Term Loan D, 4.408%, 1M LIBOR + 2.250%, 01/15/26	925,000	926,652
Univision Communications, Inc. Term Loan C5, 4.992%, 1M LIBOR + 2.750%, 03/15/24	7,301,000	7,110,656
Ziggo Secured Finance Partnership Term Loan E, 4.658%, 1M LIBOR + 2.500%, 04/15/25	6,475,000	6,364,724

		42,577,592

Metal Fabricate/Hardware—1.3%
Ameriforge Group, Inc. Term Loan, 9.386%, 3M LIBOR + 7.000%, 06/08/22	758,579	764,268
Atkore International, Inc. 1st Lien Term Loan, 5.140%, 3M LIBOR + 2.750%, 12/22/23	1,364,688	1,371,852
Penn Engineering & Manufacturing Corp. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 06/27/24	246,875	249,183
Rexnord LLC Term Loan B, 4.242%, 1M LIBOR + 2.000%, 08/21/24	2,928,863	2,947,692
WireCo WorldGroup, Inc. 1st Lien Term Loan, 7.242%, 1M LIBOR + 5.000%, 09/30/23	563,500	570,075
Zekelman Industries, Inc. Term Loan B, 4.623%, 3M LIBOR + 2.250%, 06/14/21	4,846,575	4,855,057

		10,758,127

Mining—0.1%
Neenah Foundry Co. Term Loan, 8.744%, 3M LIBOR + 6.500%, 12/13/22	745,938	742,208
Noranda Aluminum Acquisition Corp. Term Loan B, 0.000%, 02/28/19 (c) (d) (e) (h)	430,320	33,178
PMHC II, Inc. 1st Lien Term Loan, 6.151%, 6M LIBOR + 3.500%, 03/31/25	348,250	340,414

		1,115,800

Miscellaneous Manufacturing—1.0%
CTC AcquiCo GmbH Term Loan B2, 5.565%, 3M LIBOR + 3.250%, 03/07/25	1,100,000	1,097,250
Filtration Group Corp. 1st Lien Term Loan, 5.242%, 1M LIBOR + 3.000%, 03/29/25	1,517,375	1,528,913
Gates Global LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 04/01/24	3,818,215	3,845,359
Werner FinCo L.P. Term Loan, 6.104%, 1M LIBOR + 4.000%, 07/24/24	1,390,433	1,391,302

		7,862,824

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.596%, 3M LIBOR + 4.250%, 06/21/24	493,750	497,453

Security Description	Principal Amount*	Value

Oil & Gas—1.4%
Apro LLC Term Loan B, 6.200%, 3M LIBOR + 4.000%, 08/08/24	242,917	$244,131
Citgo Petroleum Corp. Term Loan B, 5.837%, 3M LIBOR + 3.500%, 07/29/21	2,385,806	2,391,771
Delek U.S. Holdings, Inc. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 03/31/25	348,250	350,137
Emerald Expositions Holding, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 05/22/24	1,023,509	1,031,825
Fieldwood Energy LLC 1st Lien TL, 7.492%, 1M LIBOR + 5.250%, 04/11/22	1,276,437	1,287,606
MEG Energy Corp. Term Loan B, 5.750%, 1M LIBOR + 3.500%, 12/31/23	1,010,896	1,012,160
Oxbow Carbon LLC 1st Lien Term Loan B, 5.742%, 1M LIBOR + 3.500%, 01/04/23	601,563	609,082
PSC Industrial Holdings Corp. 1st Lien Term Loan, 5.908%, 1M LIBOR + 3.750%, 10/03/24	1,662,438	1,669,711
Sheridan Production Partners I LLC Term Loan B2, 5.830%, 3M LIBOR + 3.500%, 10/01/19	1,040,968	955,088
Term Loan B2 I-A, 5.830%, 3M LIBOR + 3.500%, 10/01/19	137,937	126,557
Term Loan B2 I-M, 5.830%, 3M LIBOR + 3.500%, 10/01/19	84,253	77,302
Southcross Energy Partners L.P. 1st Lien Term Loan, 6.636%, 3M LIBOR + 4.250%, 08/04/21	478,005	452,113
Ultra Resources, Inc. 1st Lien Term Loan, 5.165%, 1M LIBOR + 3.000%, 04/12/24	1,375,000	1,249,531

		11,457,014

Oil & Gas Services—0.2%
Apergy Corp. 1st Lien Term Loan, 4.750%, 1M LIBOR + 2.500%, 05/09/25	309,337	312,330
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.242%, 1M LIBOR + 5.000%, 05/10/25	1,144,250	1,160,270
Thermon Industries, Inc. Term Loan B, 5.854%, 1M LIBOR + 3.750%, 10/24/24	309,050	311,754

		1,784,354

Packaging & Containers—3.0%
Berlin Packaging LLC 1st Lien Term Loan, 5.160%, 1M LIBOR + 3.000%, 11/07/25	224,438	224,736
Berry Global, Inc. Term Loan Q, 4.186%, 3M LIBOR + 2.000%, 10/01/22	768,591	770,539
BWAY Holding Co. Term Loan B, 5.581%, 3M LIBOR + 3.250%, 04/03/24	1,925,625	1,926,828
Consolidated Container Co. LLC 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 05/22/24	866,266	870,733
Crown Americas LLC Term Loan B, 4.163%, 1W LIBOR + 2.000%, 04/03/25	598,500	602,427
Flex Acquisition Co., Inc. 1st Lien Term Loan, 5.337%, 3M LIBOR + 3.000%, 12/29/23	4,669,650	4,674,030
Incremental Term Loan, 5.751%, 3M LIBOR + 3.250%, 06/29/25	1,350,000	1,354,219
Multi Color Corp. Term Loan B, 4.492%, 1M LIBOR + 2.250%, 10/31/24	322,563	324,579

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Reynolds Group Holdings, Inc. Term Loan, 4.992%, 1M LIBOR + 2.750%, 02/05/23	8,463,774	$8,511,967
Ring Container Technologies Group LLC 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 10/31/24	669,937	671,821
SIG Combibloc U.S. Acquisition, Inc. Term Loan, 7.000%, PRIME + 1.750%, 03/13/22	2,902,529	2,911,599
Trident TPI Holdings, Inc. Term Loan B1, 5.492%, 1M LIBOR + 3.250%, 10/17/24	1,912,179	1,908,892

		24,752,370

Pharmaceuticals—4.4%
Akorn, Inc. Term Loan B, 7.000%, 1M LIBOR + 4.750%, 04/16/21	895,627	869,877
Alkermes, Inc. Term Loan B, 4.380%, 1M LIBOR + 2.250%, 03/23/23	354,422	356,416
Amneal Pharmaceuticals LLC Term Loan B, 5.750%, 1M LIBOR + 3.500%, 05/04/25	3,315,919	3,351,151
Arbor Pharmaceuticals, Inc. Term Loan B, 7.485%, 1M LIBOR + 5.000%, 07/05/23	2,475,975	2,495,577
Auris Luxembourg III S.a.r.l. Term Loan B7, 5.386%, 3M LIBOR + 3.000%, 01/17/22	1,701,084	1,726,600
Change Healthcare Holdings LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 03/01/24	7,117,500	7,149,130
Diplomat Pharmacy, Inc. Term Loan B, 6.750%, 1M LIBOR + 4.500%, 12/20/24	444,125	447,826
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.500%, 1M LIBOR + 4.250%, 04/29/24	5,957,131	6,009,256
Grifols Worldwide Operations USA, Inc. Term Loan, 4.417%, 1W LIBOR + 2.250%, 01/31/25	3,201,250	3,221,258
HLF Financing S.a.r.l. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 08/09/25	975,000	983,835
Horizon Pharma, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.250%, 03/29/24	1,608,981	1,624,065
Indivior Finance S.a.r.l. Term Loan B, 6.850%, 3M LIBOR + 4.500%, 12/18/22	1,467,201	1,461,699
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.104%, 1M LIBOR + 3.000%, 06/01/25	6,621,505	6,662,889

		36,359,579

Pipelines—0.0%
Lotus Midstream LLC Term Loan B, 09/25/25 (b)	225,000	226,969

Professional Services—0.5%
Realogy Group LLC Term Loan B, 4.398%, 1M LIBOR + 2.250%, 02/08/25	2,541,763	2,553,201
Trans Union LLC Term Loan B3, 4.242%, 1M LIBOR + 2.000%, 04/10/23	1,469,831	1,474,884

		4,028,085

Real Estate—0.9%
DTZ U.S. Borrower LLC Term Loan B, 5.492%, 1M LIBOR + 3.250%, 08/21/25	5,150,000	5,173,602

Security Description	Principal Amount*	Value

Real Estate—(Continued)
RE/MAX International, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 12/15/23	1,886,061	$1,895,491

		7,069,093

Real Estate Investment Trusts—0.5%
ESH Hospitality, Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 08/30/23	1,521,601	1,523,385
Iron Mountain, Inc. Term Loan B, 3.992%, 1M LIBOR + 1.750%, 01/02/26	820,875	812,324
VICI Properties 1 LLC Replacement Term Loan B, 4.212%, 1M LIBOR + 2.000%, 12/20/24	2,052,273	2,058,686

		4,394,395

Retail—4.0%
Alphabet Holding Co., Inc. 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 09/26/24	2,227,500	2,157,543
Ascena Retail Group, Inc. Term Loan B, 6.750%, 1M LIBOR + 4.500%, 08/21/22	2,191,371	2,119,695
Bass Pro Group LLC Term Loan B, 7.242%, 1M LIBOR + 5.000%, 09/25/24	1,212,750	1,226,583
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 5.148%, 1M LIBOR + 3.000%, 02/03/24	2,735,513	2,753,808
David’s Bridal, Inc. Term Loan B, 6.320%, 3M LIBOR + 4.000%, 10/11/19	1,579,607	1,409,010
Del Frisco’s Restaurant Group, Inc. Incremental Term Loan, 8.250%, PRIME + 6.000%, 06/27/25	548,625	543,139
Dhanani Group, Inc. Term Loan B, 5.992%, 1M LIBOR + 3.750%, 06/27/25	548,625	549,311
Evergreen Acqco 1 L.P. Term Loan, 6.097%, 3M LIBOR + 3.750%, 07/09/19	1,434,436	1,406,345
Golden Nugget, Inc. Incremental Term Loan B, 4.952%, PRIME + 1.750%, 10/04/23	3,598,332	3,618,123
Hamilton Holdco LLC Term Loan B, 4.340%, 3M LIBOR + 2.000%, 07/02/25	773,063	775,478
Harbor Freight Tools USA, Inc. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 08/18/23	417,563	418,403
IRB Holding Corp. 1st Lien Term Loan, 5.460%, 3M LIBOR + 3.250%, 02/05/25	2,790,987	2,805,160
J. Crew Group, Inc. Term Loan B, 5.316%, 3M LIBOR + 3.000%, 03/05/21 (c) (d) (e)	3,102,735	2,515,697
Neiman Marcus Group, Ltd. LLC Term Loan, 5.370%, 1M LIBOR + 3.250%, 10/25/20	1,959,265	1,822,524
Party City Holdings, Inc. Term Loan B, 5.139%, 6M LIBOR + 2.750%, 08/19/22	778,053	784,305
PetSmart, Inc. Term Loan B2, 5.120%, 1M LIBOR + 3.000%, 03/11/22	3,384,247	2,979,549
Pier 1 Imports (U.S.), Inc. Term Loan B, 5.886%, 3M LIBOR + 3.500%, 04/30/21	1,469,859	1,205,285
Serta Simmons Bedding LLC 1st Lien Term Loan, 5.610%, 1M LIBOR + 3.500%, 11/08/23	4,186,250	3,804,255

		32,894,213

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—1.0%
Bright Bidco B.V. Term Loan B, 5.840%, 3M LIBOR + 3.500%, 06/30/24	1,902,129	$1,883,108
Cetera Financial Group, Inc. Term Loan, 08/15/25 (b)	1,075,000	1,072,312
Cohu, Inc. Term Loan B, 09/20/25 (b)	700,000	702,625
Cypress Semiconductor Corp. Term Loan B, 4.250%, 1M LIBOR + 2.000%, 07/05/21	989,403	993,979
Entegris, Inc. Term Loan B, 4.492%, 1M LIBOR + 2.250%, 04/30/21	124,231	124,852
Lattice Semiconductor Corp. Term Loan, 6.371%, 1M LIBOR + 4.250%, 03/10/21	1,653,526	1,663,861
MACOM Technology Solutions Holdings, Inc. Add on Term Loan, 4.492%, 1M LIBOR + 2.250%, 05/17/24	1,144,467	1,121,578
Ultra Clean Holdings, Inc. Term Loan B, 08/27/25 (b)	825,000	817,781

		8,380,096

Semiconductors & Semiconductor Equipment—0.1%
Microchip Technology, Inc. Term Loan B, 4.250%, 1M LIBOR + 2.000%, 05/29/25	774,350	775,799

Software—8.2%
Almonde, Inc. 1st Lien Term Loan, 5.886%, 3M LIBOR + 3.500%, 06/13/24	2,329,090	2,333,275
Applied Systems, Inc. 1st Lien Term Loan, 5.386%, 3M LIBOR + 3.000%, 09/19/24	3,493,224	3,518,211
Barracuda Networks, Inc. 1st Lien Term Loan, 5.408%, 1M LIBOR + 3.250%, 02/12/25	349,125	350,107
BMC Software Finance, Inc. Term Loan B, 09/01/25 (b)	2,650,000	2,678,464
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 6.571%, 3M LIBOR + 4.250%, 09/05/25	825,000	825,000
Campaign Monitor Finance Pty, Ltd. 1st Lien Term Loan, 7.492%, 3M LIBOR + 5.250%, 03/18/21 (c) (d) (e)	700,111	667,695
DigiCert, Inc. Term Loan B1, 6.242%, 3M LIBOR + 4.000%, 10/31/24	2,195,250	2,207,049
Epicor Software Corp. 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.250%, 06/01/22	198,462	199,347
Eze Castle Software, Inc. 1st Lien Term Loan, 5.242%, 1M LIBOR + 3.000%, 04/06/20	2,538,872	2,549,979
First Data Corp. Term Loan, 4.212%, 1M LIBOR + 2.000%, 07/08/22	2,107,418	2,111,238
Term Loan, 4.212%, 1M LIBOR + 2.000%, 04/26/24	1,845,862	1,849,209
Flexera Software LLC 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.250%, 02/26/25	248,812	249,745
GlobalLogic Holdings, Inc. 1st Lien Term Loan, 5.492%, 3M LIBOR + 3.250%, 08/01/25	393,750	397,565
Delayed Draw Term Loan, 08/01/25 (f)	56,250	56,795
Hyland Software, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 07/01/22	3,442,757	3,470,371
Infoblox, Inc. 1st Lien Term Loan, 6.742%, 1M LIBOR + 4.500%, 11/07/23	1,521,837	1,535,153

Security Description	Principal Amount*	Value

Software—(Continued)
Infor (U.S.), Inc. Term Loan B6, 5.136%, 3M LIBOR + 2.750%, 02/01/22	7,626,074	$7,655,350
Informatica LLC Term Loan, 5.492%, 1M LIBOR + 3.250%, 08/05/22	3,990,804	4,022,160
IQVIA, Inc. Term Loan B, 4.386%, 3M LIBOR + 2.000%, 03/07/24	811,768	814,981
Term Loan B2, 4.386%, 3M LIBOR + 2.000%, 01/17/25	1,039,500	1,043,506
Kronos, Inc. Term Loan B, 5.343%, 3M LIBOR + 3.000%, 11/01/23	5,491,758	5,524,533
MA FinanceCo. LLC Term Loan B2, 4.492%, 1M LIBOR + 2.250%, 11/19/21	1,891,579	1,887,639
Term Loan B3, 4.742%, 1M LIBOR + 2.500%, 06/21/24	455,583	453,875
Mitel Networks Corp. 1st Lien Term Loan B, 5.992%, 1M LIBOR + 3.750%, 09/25/23	397,587	401,894
Navicure, Inc. 1st Lien Term Loan B, 5.992%, 1M LIBOR + 3.750%, 11/01/24	745,123	748,849
Renaissance Holding Corp. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 05/30/25	1,122,188	1,122,421
Rocket Software, Inc. 1st Lien Term Loan, 6.136%, 3M LIBOR + 3.750%, 10/14/23	1,226,959	1,237,389
Seattle Spinco, Inc. Term Loan B3, 4.742%, 1M LIBOR + 2.500%, 06/21/24	3,076,667	3,062,822
SolarWinds Holdings, Inc. Term Loan B, 5.242%, 1M LIBOR + 3.000%, 02/05/24	3,037,100	3,057,029
Solera LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 03/03/23	769,084	771,866
Sound Inpatient Physicians 1st Lien Term Loan, 5.242%, 1M LIBOR + 3.000%, 06/27/25	423,938	427,249
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.492%, 1M LIBOR + 2.250%, 04/16/25	1,317,133	1,319,705
SS&C Technologies, Inc. Term Loan B3, 4.492%, 1M LIBOR + 2.250%, 04/16/25	3,393,217	3,399,844
TriTech Software Systems Term Loan B, 5.992%, 1M LIBOR + 3.750%, 08/29/25	800,000	803,750
Veritas Bermuda, Ltd. Term Loan B, 6.778%, 1M LIBOR + 4.500%, 01/27/23	2,175,806	2,123,161
Vero Parent, Inc. Term Loan B, 7.261%, 1M LIBOR + 5.000%, 08/16/24	1,386,000	1,392,064
Wall Street Systems Delaware, Inc. Term Loan B, 5.386%, 3M LIBOR + 3.000%, 11/21/24	1,712,063	1,709,922

		67,979,212

Stock Funds—0.0%
EIG Management Co. LLC Term Loan B, 6.060%, 3M LIBOR + 3.750%, 02/22/25	249,375	250,934

Telecommunications—5.4%
CenturyLink, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 01/31/25	4,813,625	4,787,550
Colorado Buyer, Inc. Term Loan B, 5.110%, 1M LIBOR + 3.000%, 05/01/24	1,505,938	1,510,644

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CommScope, Inc. Term Loan B5, 4.242%, 1M LIBOR + 2.000%, 12/29/22	369,550	$372,089
CPI International, Inc. 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 07/26/24	618,750	621,457
CSC Holdings LLC 1st Lien Term Loan, 4.408%, 1M LIBOR + 2.250%, 07/17/25	2,430,176	2,432,708
Digicel International Finance, Ltd. Term Loan B, 5.570%, 1M LIBOR + 3.250%, 05/28/24	1,509,753	1,442,443
Frontier Communications Corp. Term Loan B1, 6.000%, 1M LIBOR + 3.750%, 06/15/24	1,802,188	1,772,340
Intelsat Jackson Holdings S.A. Term Loan B4, 6.730%, 1M LIBOR + 4.500%, 01/02/24	1,600,000	1,687,501
Level 3 Financing, Inc. Term Loan B, 4.432%, 1M LIBOR + 2.250%, 02/22/24	2,550,000	2,559,032
MCC Iowa LLC Term Loan M, 4.170%, 1W LIBOR + 2.000%, 01/15/25	900,529	903,906
Onvoy LLC 1st Lien Term Loan B, 6.886%, 3M LIBOR + 4.500%, 02/10/24	862,369	845,660
Radiate Holdco LLC 1st Lien Term Loan, 5.242%, 1M LIBOR + 3.000%, 02/01/24	1,781,374	1,780,362
Sprint Communications, Inc. 1st Lien Term Loan B, 4.750%, 1M LIBOR + 2.500%, 02/02/24	4,251,747	4,265,033
Switch, Ltd. Term Loan B, 4.492%, 1M LIBOR + 2.250%, 06/27/24	222,188	222,836
Syniverse Holdings, Inc. 1st Lien Term Loan, 7.148%, 1M LIBOR + 5.000%, 03/09/23	945,250	949,090
TDC A/S Term Loan, 5.839%, 3M LIBOR + 3.500%, 05/31/25	1,745,625	1,768,100
Telenet Financing USD LLC Term Loan AN, 4.408%, 3M LIBOR + 2.250%, 08/15/26	2,375,000	2,367,084
Telesat Canada Term Loan B4, 4.890%, 3M LIBOR + 2.500%, 11/17/23	4,336,126	4,354,012
UPC Financing Partnership Term Loan AR, 4.658%, 1M LIBOR + 2.500%, 01/15/26	1,915,696	1,916,495
Virgin Media Bristol LLC Term Loan K, 4.658%, 1M LIBOR + 2.500%, 01/15/26	6,450,000	6,467,331
West Corp. Term Loan, 6.242%, 1M LIBOR + 4.000%, 10/10/24	1,640,617	1,637,769
Term Loan B1, 5.742%, 1M LIBOR + 3.500%, 10/10/24	299,250	297,246

		44,960,688

Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. Term Loan B, 7.165%, 1M LIBOR + 5.000%, 12/05/20	268,517	270,363

Trading Companies & Distributors—0.1%
DXP Enterprises, Inc. Term Loan B, 6.992%, 1M LIBOR + 4.750%, 08/29/23	470,250	473,777

Transportation—0.6%
Hanjin International Corp. Term Loan B, 4.833%, 3M LIBOR + 2.500%, 10/18/20	475,000	475,742

Security Description	Shares/ Principal Amount*	Value

Transportation—(Continued)
Kenan Advantage Group, Inc. Term Loan, 5.242%, 1M LIBOR + 3.000%, 07/31/22	569,632	$570,788
Term Loan B, 5.242%, 1M LIBOR + 3.000%, 07/31/22	174,339	174,693
PODS LLC 1st Lien Term Loan, 4.883%, 1M LIBOR + 2.750%, 12/06/24	594,001	596,006
PQ Corp. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 02/08/25	2,791,943	2,798,052
XPO Logistics, Inc. Term Loan B, 4.230%, 1M LIBOR + 2.000%, 02/24/25	575,000	578,704

		5,193,985

Trucking & Leasing—1.0%
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 4.165%, 1M LIBOR + 2.000%, 01/15/25	5,865,861	5,891,536
IBC Capital, Ltd. 1st Lien Term Loan, 6.087%, 3M LIBOR + 3.750%, 09/11/23	547,250	551,696
SBA Senior Finance II LLC Term Loan B, 4.250%, 1M LIBOR + 2.000%, 04/11/25	1,896,185	1,900,334

		8,343,566

Total Floating Rate Loans (Cost $798,263,278)		794,841,634

Common Stocks—0.9%

Capital Markets—0.4%
Aretec Group, Inc. (i) (j)	35,138	3,434,740

Commercial Services—0.1%
IAP Worldwide Services LLC (c) (d) (e) (i) (j)	44	521,917

Gas Utilities—0.0%
Southcross Holding GP LLC (c) (d) (e) (i) (j)	59	0
Southcross Holding L.P. - Class A (i) (j)	59	14,455

		14,455

Health Care Providers & Services—0.0%
Millennium Health LLC (i) (j)	31,600	4,819

Internet Software & Services—0.0%
Answers Corp. (c) (d) (e) (i) (j)	29,070	211,920

Media—0.1%
Cumulus Media, Inc. - Class A (i) (j)	40,548	692,560

Metals & Mining—0.2%
AFG Holdings, Inc. (c) (d) (e) (i) (j)	24,746	1,682,728

Oil & Gas—0.0%
Fieldwood Energy LLC (i) (j)	6,048	312,480
Fieldwood Energy LLC (i) (j)	1,397	72,179

		384,659

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.1%
Paragon Offshore Finance Co. - Class A (i) (j)	1,527	$1,622
Paragon Offshore Finance Co. - Class B (i) (j)	764	30,465
Samson Resources II LLC - Class A (i) (j)	19,666	467,067

		499,154

Total Common Stocks (Cost $2,615,983)		7,446,952

Short-Term Investment—4.4%

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $36,395,432; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $37,122,514.	36,392,399	36,392,399

Total Short-Term Investments (Cost $36,392,399)		36,392,399

Total Investments—101.5% (Cost $837,271,660)		838,680,985
Unfunded Loan Commitments—(0.1)% (Cost $(574,103))		(574,103)
Net Investments—101.4% (Cost $836,697,557)		838,106,882
Other assets and liabilities (net)—(1.4)%		(11,455,869)

Net Assets—100.0%		$826,651,013

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This loan will settle after September 30, 2018, at which time the interest rate will be determined.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.7% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Illiquid security. As of September 30, 2018, these securities represent 0.7% of net assets.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(j)	Non-income producing security.
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$5,137,032	$—	$5,137,032
Aerospace/Defense	—	15,009,578	—	15,009,578
Auto Components	—	11,813,330	—	11,813,330
Auto Manufacturers	—	2,467,025	—	2,467,025
Auto Parts & Equipment	—	8,539,844	—	8,539,844
Banks	—	1,047,838	—	1,047,838
Beverages	—	2,494,317	—	2,494,317
Building Materials	—	8,887,799	—	8,887,799
Capital Markets	—	7,798,850	—	7,798,850
Chemicals	—	38,695,514	—	38,695,514
Coal	—	1,729,247	—	1,729,247
Commercial Services (Less Unfunded Loan Commitments of $223,222)	—	36,581,106	292,597	36,873,703
Commercial Services & Supplies	—	868,129	—	868,129
Communications Equipment	—	1,279,582	—	1,279,582
Computers	—	12,085,496	—	12,085,496
Distribution/Wholesale	—	672,021	—	672,021
Distributors	—	3,585,022	—	3,585,022
Diversified Consumer Services	—	3,137,686	—	3,137,686
Diversified Financial Services	—	35,174,694	—	35,174,694
Electric	—	11,520,592	—	11,520,592
Electrical Components & Equipment	—	2,322,103	—	2,322,103
Electronics	—	6,042,993	—	6,042,993
Energy Equipment & Services	—	1,132,007	—	1,132,007
Energy-Alternate Sources	—	953,432	—	953,432
Engineering & Construction	—	604,349	—	604,349
Entertainment	—	7,807,259	—	7,807,259
Environmental Control (Less Unfunded Loan Commitments of $248,619)	—	7,348,887	—	7,348,887
Equity Real Estate Investment Trusts	—	896,464	—	896,464
Food	—	27,305,054	—	27,305,054
Food Products	—	140,170	—	140,170
Forest Products & Paper	—	980,494	—	980,494
Hand/Machine Tools	—	4,754,549	—	4,754,549
Health Care Providers & Services	—	526,312	—	526,312
Health Care Technology	—	1,867,757	—	1,867,757
Healthcare-Products	—	25,844,061	—	25,844,061
Healthcare-Services	—	40,129,330	—	40,129,330
Hotels, Restaurants & Leisure	—	9,401,055	—	9,401,055
Household Products	—	505,000	—	505,000
Household Products/Wares (Less Unfunded Loan Commitments of $46,012)	—	7,745,366	—	7,745,366
Industrial Conglomerates	—	2,753,729	—	2,753,729

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$—	$28,556,014	$—	$28,556,014
Internet	—	25,326,351	—	25,326,351
Internet Software & Services	—	4,876,059	—	4,876,059
Investment Company Securities	—	2,173,648	—	2,173,648
Iron/Steel	—	1,361,303	—	1,361,303
IT Services	—	753,814	—	753,814
Leisure Products	—	6,040,247	—	6,040,247
Leisure Time	—	7,542,814	—	7,542,814
Life Sciences Tools & Services	—	1,130,025	—	1,130,025
Lodging	—	15,485,803	—	15,485,803
Machinery	—	5,506,576	—	5,506,576
Machinery-Construction & Mining	—	2,127,781	—	2,127,781
Machinery-Diversified	—	11,566,329	—	11,566,329
Marine	—	1,593,059	—	1,593,059
Media	—	42,577,592	—	42,577,592
Metal Fabricate/Hardware	—	10,758,127	—	10,758,127
Mining	—	1,082,622	33,178	1,115,800
Miscellaneous Manufacturing	—	7,862,824	—	7,862,824
Office/Business Equipment	—	497,453	—	497,453
Oil & Gas	—	11,457,014	—	11,457,014
Oil & Gas Services	—	1,784,354	—	1,784,354
Packaging & Containers	—	24,752,370	—	24,752,370
Pharmaceuticals	—	36,359,579	—	36,359,579
Pipelines	—	226,969	—	226,969
Professional Services	—	4,028,085	—	4,028,085
Real Estate	—	7,069,093	—	7,069,093
Real Estate Investment Trusts	—	4,394,395	—	4,394,395
Retail	—	30,378,516	2,515,697	32,894,213
Semiconductors	—	8,380,096	—	8,380,096
Semiconductors & Semiconductor Equipment	—	775,799	—	775,799
Software (Less Unfunded Loan Commitments of $56,250)	—	67,255,267	667,695	67,922,962
Stock Funds	—	250,934	—	250,934
Telecommunications	—	44,960,688	—	44,960,688
Thrifts & Mortgage Finance	—	270,363	—	270,363
Trading Companies & Distributors	—	473,777	—	473,777
Transportation	—	5,193,985	—	5,193,985
Trucking & Leasing	—	8,343,566	—	8,343,566
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	790,758,364	3,509,167	794,267,531
Common Stocks
Capital Markets	—	3,434,740	—	3,434,740
Commercial Services	—	—	521,917	521,917
Gas Utilities	—	14,455	0	14,455
Health Care Providers & Services	—	4,819	—	4,819
Internet Software & Services	—	—	211,920	211,920
Media	692,560	—	—	692,560
Metals & Mining	—	—	1,682,728	1,682,728
Oil & Gas	—	384,659	—	384,659
Oil, Gas & Consumable Fuels	—	499,154	—	499,154
Total Common Stocks	692,560	4,337,827	2,416,565	7,446,952
Total Short-Term Investment*	—	36,392,399	—	36,392,399
Total Net Investments	$692,560	$831,488,590	$5,925,732	$838,106,882

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Transfers from Level 2 to Level 3 in the amount of $2,440,274 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—36.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Lockheed Martin Corp. 1.850%, 11/23/18	1,600,000	$1,598,110

Agriculture—0.4%
Bunge, Ltd. Finance Corp. 3.500%, 11/24/20 (a)	1,300,000	1,295,884
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	3,069,495

		4,365,379

Auto Parts & Equipment—0.4%
Aptiv plc 3.150%, 11/19/20	4,500,000	4,464,090

Banks—13.3%
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A)	4,600,000	4,552,223
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	5,019,082
Banco Popular Espanol S.A. 1.000%, 03/03/22 (EUR)	1,100,000	1,309,030
Bank of America Corp. 2.151%, 11/09/20	2,700,000	2,642,164
2.600%, 01/15/19	361,000	360,945
2.650%, 04/01/19	1,500,000	1,500,125
3.004%, 3M LIBOR + 0.790%, 12/20/23 (b)	2,155,000	2,090,793
3.379%, 3M LIBOR + 1.040%, 01/15/19 (b)	6,600,000	6,619,384
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	3,700,000	3,656,623
Bank of New York Mellon Corp. (The) 3.182%, 3M LIBOR + 0.870%, 08/17/20 (b)	3,900,000	3,944,948
Capital One Financial Corp. 2.500%, 05/12/20	1,700,000	1,678,801
3.050%, 03/09/22	5,400,000	5,278,843
Citigroup, Inc. 2.350%, 08/02/21	2,100,000	2,034,670
2.400%, 02/18/20	4,600,000	4,555,012
3.109%, 3M LIBOR + 0.770%, 04/08/19 (b)	1,600,000	1,605,208
Deutsche Bank AG 3.632%, 3M LIBOR + 1.310%, 08/20/20 (a) (b)	3,700,000	3,726,384
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	1,930,314
Goldman Sachs Group, Inc. (The) 2.625%, 04/25/21	2,100,000	2,056,596
3.534%, 3M LIBOR + 1.200%, 09/15/20 (b)	11,400,000	11,579,132
HSBC Holdings plc 3.400%, 03/08/21	1,500,000	1,496,308
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22 (a)	3,800,000	3,651,397
3.231%, 11/13/19	2,700,000	2,689,413
ING Bank NV 3.086%, 3M LIBOR + 0.690%, 10/01/19 (144A) (b)	6,300,000	6,327,072
Intesa Sanpaolo S.p.A. 3.875%, 01/15/19	6,100,000	6,105,393
JPMorgan Chase & Co. 1.850%, 03/22/19	6,500,000	6,476,284
2.200%, 10/22/19	4,000,000	3,971,456
2.400%, 06/07/21	1,100,000	1,072,385

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 2.800%, 06/16/20	2,700,000	$2,678,697
3.477%, 3M LIBOR + 1.140%, 01/27/20 (b)	7,900,000	7,995,037
Norddeutsche Landesbank Girozentrale 2.000%, 02/05/19 (144A)	4,000,000	3,988,720
PNC Bank N.A. 2.000%, 05/19/20	2,100,000	2,061,927
Regions Financial Corp. 3.200%, 02/08/21	4,300,000	4,279,827
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,620,097
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (b)	3,100,000	3,028,414
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	3,905,815
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	772,899
Wells Fargo & Co. 2.500%, 03/04/21	1,100,000	1,077,134
3.227%, 3M LIBOR + 0.880%, 07/22/20 (b)	4,500,000	4,546,890
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,624,789
Woori Bank 4.750%, 04/30/24 (144A)	2,400,000	2,401,884

		141,912,115

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,400,000	3,351,244
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18 (a)	1,528,000	1,524,608
4.625%, 02/15/20 (a)	600,000	610,088

		5,485,940

Biotechnology—1.3%
Amgen, Inc. 2.910%, 3M LIBOR + 0.600%, 05/22/19 (b)	4,500,000	4,515,321
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,476,513
Celgene Corp. 2.250%, 08/15/21	3,800,000	3,672,621
2.750%, 02/15/23	1,500,000	1,437,727

		14,102,182

Chemicals—0.2%
LyondellBasell Industries NV 6.000%, 11/15/21	2,000,000	2,123,463

Computers—0.6%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	2,800,000	2,807,119
Hewlett Packard Enterprise Co. 4.267%, 3M LIBOR + 1.930%, 10/05/18 (b)	3,600,000	3,600,570

		6,407,689

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 1.700%, 11/03/21 (a)	1,500,000	$1,441,890

Diversified Financial Services—0.8%
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,879,331
Navient Corp. 6.500%, 06/15/22	800,000	831,000
6.625%, 07/26/21 (a)	500,000	521,250
8.000%, 03/25/20	500,000	528,500
Seven & Seven, Ltd. 3.542%, 6M LIBOR + 1.000%, 09/11/19 (144A) (b)	320,000	318,937
Springleaf Finance Corp. 6.000%, 06/01/20	600,000	616,500

		8,695,518

Electric—1.9%
Calpine Corp. 5.375%, 01/15/23	3,300,000	3,102,000
Dominion Energy, Inc. 2.500%, 12/01/19	1,900,000	1,885,298
2.579%, 07/01/20	2,100,000	2,072,677
Korea East-West Power Co., Ltd. 3.875%, 07/19/23 (144A)	1,300,000	1,297,275
PSEG Power LLC 3.000%, 06/15/21 (a)	3,300,000	3,248,622
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,714,872
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A)	1,100,000	1,096,394
2.750%, 05/04/22 (144A)	3,800,000	3,673,135
Talen Energy Supply LLC 9.500%, 07/15/22 (144A) (a)	1,000,000	995,000

		20,085,273

Electronics—0.1%
Tech Data Corp. 3.700%, 02/15/22	500,000	489,332

Food—1.2%
Kraft Heinz Foods Co. 3.500%, 06/06/22 (a)	4,100,000	4,073,779
3.500%, 07/15/22	2,400,000	2,381,367
4.000%, 06/15/23	2,700,000	2,704,699
Kroger Co. (The) 2.600%, 02/01/21	3,200,000	3,137,193

		12,297,038

Healthcare-Products—0.7%
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,400,132
Stryker Corp. 2.000%, 03/08/19	4,400,000	4,387,210
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	1,980,439

		7,767,781

Security Description	Principal Amount*	Value

Healthcare-Services—0.8%
Anthem, Inc. 2.500%, 11/21/20	3,200,000	$3,149,225
CHS/Community Health Systems, Inc. 8.125%, 06/30/24 (144A) (a)	500,000	417,500
Halfmoon Parent, Inc. 3.750%, 07/15/23 (144A)	600,000	597,717
Tenet Healthcare Corp. 5.500%, 03/01/19 (a)	4,300,000	4,326,875
7.500%, 01/01/22 (144A) (a)	400,000	417,500

		8,908,817

Insurance—2.6%
Jackson National Life Global Funding 2.250%, 04/29/21 (144A)	4,200,000	4,082,933
2.300%, 04/16/19 (144A) (a)	1,500,000	1,496,577
Metropolitan Life Global Funding I 3.875%, 04/11/22 (144A) (a)	1,200,000	1,213,162
New York Life Global Funding 2.100%, 01/02/19 (144A)	4,000,000	3,995,864
2.150%, 06/18/19 (144A)	5,000,000	4,980,510
Nuveen Finance LLC 2.950%, 11/01/19 (144A)	3,100,000	3,095,678
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,641,691
Protective Life Global Funding 1.722%, 04/15/19 (144A) (a)	1,900,000	1,889,788
2.262%, 04/08/20 (144A)	3,100,000	3,052,482

		27,448,685

Internet—1.2%
Alibaba Group Holding, Ltd. 2.500%, 11/28/19	4,000,000	3,979,191
3.125%, 11/28/21 (a)	2,100,000	2,075,187
Amazon.com, Inc. 2.400%, 02/22/23 (a)	1,700,000	1,633,962
JD.com, Inc. 3.125%, 04/29/21	2,200,000	2,137,015
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A) (a)	3,300,000	3,195,636

		13,020,991

Lodging—0.5%
Marriott International, Inc. 2.875%, 03/01/21	4,800,000	4,727,448

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,193,847

Media—0.8%
Altice Financing S.A. 7.500%, 05/15/26 (144A)	800,000	780,000
DISH DBS Corp. 5.875%, 07/15/22 (a)	1,100,000	1,073,187

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	3,000,000	$2,986,540
Warner Media LLC 2.100%, 06/01/19	4,000,000	3,979,372

		8,819,099

Mining—0.4%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/22 (144A) (a)	900,000	891,000
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,450,240

		4,341,240

Oil & Gas—1.6%
Anadarko Petroleum Corp. 4.850%, 03/15/21	2,300,000	2,363,315
California Resources Corp. 8.000%, 12/15/22 (144A)	1,016,000	969,010
Devon Energy Corp. 3.250%, 05/15/22	2,500,000	2,454,028
Equinor ASA 2.803%, 3M LIBOR + 0.460%, 11/08/18 (a) (b)	3,100,000	3,101,281
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	810,720
Sanchez Energy Corp. 7.750%, 06/15/21 (a)	1,200,000	840,000
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	2,000,000	1,972,010
2.500%, 04/28/20 (144A)	3,500,000	3,443,120
Sunoco LP / Sunoco Finance Corp. 4.875%, 01/15/23 (144A) (a)	1,000,000	990,000

		16,943,484

Oil & Gas Services—0.2%
Petrofac, Ltd. 3.400%, 10/10/18 (144A)	1,200,000	1,199,973
Weatherford International, Ltd. 7.750%, 06/15/21 (a)	700,000	694,750

		1,894,723

Packaging & Containers—0.1%
OI European Group B.V. 4.000%, 03/15/23 (144A)	1,000,000	950,000
Owens-Brockway Glass Container, Inc. 5.000%, 01/15/22 (144A) (a)	500,000	504,375

		1,454,375

Pharmaceuticals—1.4%
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	4,868,844
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	1,700,000	1,688,184
CVS Health Corp. 2.125%, 06/01/21	1,600,000	1,544,306
2.800%, 07/20/20	1,100,000	1,089,262
3.700%, 03/09/23	2,700,000	2,687,923

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Express Scripts Holding Co. 4.750%, 11/15/21 (a)	2,700,000	$2,786,527

		14,665,046

Pipelines—1.3%
Enable Midstream Partners L.P. 2.400%, 05/15/19	2,200,000	2,190,807
Energy Transfer Partners L.P. 4.200%, 09/15/23 (a)	1,000,000	1,007,748
Enterprise Products Operating LLC 2.550%, 10/15/19	1,600,000	1,593,675
Kinder Morgan, Inc. 3.050%, 12/01/19	5,300,000	5,291,667
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	3,385,000	3,520,719
Williams Cos., Inc.(The) 4.125%, 11/15/20 (a)	600,000	607,056

		14,211,672

Real Estate Investment Trusts—0.5%
American Tower Corp. 3.400%, 02/15/19	2,200,000	2,203,825
Crown Castle International Corp. 3.150%, 07/15/23	2,600,000	2,505,078

		4,708,903

Retail—0.4%
Dollar Tree, Inc. 3.700%, 05/15/23	3,200,000	3,158,155
KSouth Africa, Ltd. Zero Coupon, 3.000% PIK, 12/31/22 (144A) (c) (d)	632,215	12,897
Zero Coupon, 25.000% PIK, 12/31/22 (144A) (c) (d)	122,271	9,782
PetSmart, Inc. 7.125%, 03/15/23 (144A)	2,000,000	1,437,500

		4,618,334

Semiconductors—0.8%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	3,800,000	3,755,417
Maxim Integrated Products, Inc. 2.500%, 11/15/18	4,200,000	4,199,324

		7,954,741

Software—0.5%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	5,451,404

Telecommunications—1.0%
Juniper Networks, Inc. 3.125%, 02/26/19	4,100,000	4,106,309
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,350,000	1,344,937
4.738%, 03/20/25 (144A)	2,200,000	2,199,010

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
T-Mobile USA, Inc. 4.000%, 04/15/22	500,000	$497,813
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	2,200,000	2,260,986

		10,409,055

Trucking & Leasing—0.2%
DAE Funding LLC 4.000%, 08/01/20 (144A) (a)	1,000,000	988,750
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	1,000,000	1,010,000

		1,998,750

Total Corporate Bonds & Notes (Cost $388,385,205)		385,006,414

U.S. Treasury & Government Agencies—30.6%

Agency Sponsored Mortgage-Backed—15.6%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	462,734	478,830
4.500%, 03/01/25	1,033,206	1,071,729
Fannie Mae ARM Pool 2.925%, 1Y CMT + 1.675%, 11/01/32 (b)	15,137	15,851
3.200%, 1Y CMT + 1.950%, 05/01/19 (b)	46	46
3.230%, 12M LIBOR + 1.480%, 12/01/32 (b)	23,434	24,683
3.300%, 12M LIBOR + 1.550%, 02/01/44 (b)	29,137	30,039
3.305%, 1Y CMT + 2.055%, 01/01/20 (b)	11,341	11,420
3.380%, 6M LIBOR + 1.152%, 03/01/28 (b)	7,645	7,760
3.405%, 12M LIBOR + 1.655%, 08/01/34 (b)	1,149	1,193
3.420%, 12M LIBOR + 1.420%, 03/01/36 (b)	5,464	5,553
3.436%, 1Y CMT + 1.686%, 03/01/33 (b)	1,055	1,067
3.450%, 12M LIBOR + 1.700%, 10/01/33 (b)	32,323	33,636
3.457%, 12M LIBOR + 1.707%, 11/01/36 (b)	1,738	1,821
3.460%, 12M LIBOR + 1.585%, 02/01/36 (b)	13,498	14,092
3.461%, 6M LIBOR + 1.175%, 11/01/33 (b)	3,339	3,479
3.466%, 12M LIBOR + 1.591%, 12/01/32 (b)	8,936	9,288
3.469%, 6M LIBOR + 1.140%, 11/01/33 (b)	4,348	4,393
3.491%, 1Y CMT + 2.152%, 12/01/33 (b)	54,518	57,348
3.497%, 1Y CMT + 1.998%, 10/01/32 (b)	18,651	19,403
3.520%, 1Y CMT + 2.270%, 09/01/30 (b)	39,628	41,026
3.528%, 12M LIBOR + 1.778%, 12/01/35 (b)	128,334	131,790
3.530%, 12M LIBOR + 1.530%, 02/01/33 (b)	35,168	35,460
3.539%, 1Y CMT + 1.931%, 08/01/29 (b)	3,637	3,768
3.547%, 12M LIBOR + 1.750%, 02/01/36 (b)	10,718	11,200
3.548%, 1Y CMT + 1.895%, 02/01/25 (b)	56,597	58,073
3.549%, 12M LIBOR + 1.809%, 10/01/36 (b)	5,262	5,513
3.640%, 6M LIBOR + 1.413%, 11/01/34 (b)	5,372	5,531
3.645%, 1Y CMT + 2.270%, 01/01/32 (b)	10,304	10,356
3.660%, 1Y CMT + 2.285%, 02/01/35 (b)	33,703	35,367
3.667%, 6M LIBOR + 1.548%, 09/01/35 (b)	16,758	17,332
3.685%, 1Y CMT + 2.129%, 04/01/27 (b)	3,881	4,047
3.685%, 1Y CMT + 1.715%, 10/01/35 (b)	16,141	16,269
3.686%, 1Y CMT + 2.081%, 07/01/33 (b)	41,318	42,744
3.718%, 12M LIBOR + 1.710%, 09/01/35 (a) (b)	2,797,215	2,927,194

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
3.730%, 1Y CMT + 2.105%, 07/01/25 (b)	895	$912
3.777%, 12M LIBOR + 1.777%, 03/01/37 (b)	3,860	4,044
3.794%, 1Y CMT + 2.010%, 06/01/25 (b)	44,964	45,590
3.807%, 12M LIBOR + 1.582%, 03/01/33 (b)	41,657	43,394
3.810%, 6M LIBOR + 1.640%, 04/01/36 (b)	53,479	55,563
3.838%, 12M LIBOR + 1.713%, 02/01/32 (b)	71,500	71,784
3.861%, 12M LIBOR + 1.876%, 03/01/36 (b)	38,665	40,213
3.864%, 1Y CMT + 2.158%, 03/01/30 (b)	955	998
3.864%, 12M LIBOR + 1.577%, 01/01/36 (b)	44,327	46,154
3.868%, 6M LIBOR + 1.570%, 11/01/35 (b)	101,165	104,690
3.875%, H15 + 2.000%, 05/01/19 (b)	3,380	3,376
3.903%, 6M LIBOR + 1.435%, 02/01/36 (b)	54,154	55,843
3.904%, 1Y CMT + 2.316%, 04/01/36 (b)	4,073	4,316
3.905%, 6M LIBOR + 1.405%, 03/01/35 (b)	29,021	29,853
3.909%, 12M LIBOR + 1.814%, 03/01/36 (b)	13,025	13,771
3.915%, 6M LIBOR + 1.415%, 06/01/32 (b)	9,393	9,428
3.915%, 6M LIBOR + 1.415%, 09/01/32 (b)	12,762	13,001
3.920%, 1Y CMT + 2.206%, 09/01/33 (b)	7,166	7,450
3.930%, 1Y CMT + 2.200%, 11/01/35 (b)	2,273,657	2,388,673
3.931%, 6M LIBOR + 1.431%, 12/01/32 (b)	247,025	259,821
3.938%, 6M LIBOR + 1.620%, 11/01/32 (b)	45,491	48,008
3.984%, 1Y CMT + 2.270%, 08/01/30 (b)	13,277	13,513
3.999%, 12M LIBOR + 1.810%, 04/01/40 (b)	4,464	4,679
4.018%, 1Y CMT + 2.279%, 01/01/32 (b)	5,053	5,222
4.025%, 6M LIBOR + 1.549%, 12/01/34 (b)	34,921	36,116
4.025%, 1Y CMT + 2.275%, 06/01/35 (b)	46,129	46,448
4.036%, 1Y CMT + 2.160%, 07/01/33 (b)	23,943	24,493
4.037%, 1Y CMT + 2.270%, 01/01/29 (b)	11,334	11,424
4.041%, 1Y CMT + 2.791%, 02/01/33 (b)	120,410	121,867
4.053%, 1Y CMT + 2.264%, 09/01/33 (b)	1,986	2,003
4.064%, 6M LIBOR + 1.654%, 03/01/37 (b)	8,545	8,869
4.085%, 6M LIBOR + 1.585%, 03/01/36 (b)	189,175	196,096
4.093%, 12M LIBOR + 1.679%, 11/01/36 (b)	1,872,420	1,959,581
4.125%, 12M LIBOR + 1.750%, 04/01/34 (b)	104,932	109,919
4.150%, 6M LIBOR + 1.758%, 06/01/28 (b)	2,113	2,198
4.150%, 1Y CMT + 2.225%, 09/01/36 (b)	855	901
4.162%, 1Y CMT + 2.360%, 11/01/34 (b)	2,632,704	2,784,030
4.172%, 1Y CMT + 2.035%, 07/01/35 (b)	20,617	21,047
4.175%, 1Y CMT + 2.175%, 06/01/30 (b)	8,612	8,701
4.185%, 12M LIBOR + 1.810%, 04/01/35 (b)	411,769	433,054
4.194%, 1Y CMT + 2.338%, 07/01/28 (b)	4,998	5,158
4.198%, 1Y CMT + 2.198%, 06/01/33 (b)	23,208	23,464
4.229%, 12M LIBOR + 1.818%, 09/01/37 (b)	3,107	3,256
4.230%, 1Y CMT + 2.210%, 09/01/37 (b)	27,246	28,342
4.247%, 12M LIBOR + 1.497%, 07/01/33 (b)	41,975	43,973
4.256%, 12M LIBOR + 1.631%, 05/01/33 (b)	12,241	12,833
4.257%, 1Y CMT + 2.249%, 03/01/38 (b)	19,890	20,748
4.270%, 12M LIBOR + 1.905%, 11/01/35 (b)	666,410	702,234
4.271%, 12M LIBOR + 1.521%, 07/01/33 (b)	32,934	34,308
4.275%, 12M LIBOR + 1.775%, 04/01/34 (b)	17,441	17,768
4.315%, 1Y CMT + 2.065%, 12/01/25 (b)	9,720	9,785
4.360%, 12M LIBOR + 1.735%, 05/01/34 (b)	4,420	4,546
4.383%, 12M LIBOR + 1.690%, 11/01/35 (b)	25,869	27,116
4.395%, 12M LIBOR + 1.645%, 09/01/39 (b)	2,904	3,014
4.399%, 1Y CMT + 2.149%, 08/01/33 (b)	48,014	49,866

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
4.413%, 12M LIBOR + 1.669%, 08/01/37 (b)	14,139	$14,764
4.440%, 1Y CMT + 2.223%, 07/01/35 (b)	25,587	26,921
4.458%, 12M LIBOR + 1.833%, 08/01/32 (b)	53,529	53,947
4.470%, 12M LIBOR + 1.720%, 08/01/35 (b)	255,749	268,483
4.500%, 6M LIBOR + 2.250%, 10/01/33 (b)	50,266	51,151
4.525%, 1Y CMT + 2.525%, 05/01/32 (b)	5,483	5,461
4.530%, 1Y CMT + 2.280%, 07/01/32 (b)	2,750	2,771
4.540%, 1Y CMT + 2.290%, 08/01/32 (b)	47,236	48,865
4.550%, 1Y CMT + 2.300%, 09/01/32 (b)	3,906	3,944
4.606%, 6M LIBOR + 2.106%, 09/01/33 (b)	25,412	26,684
4.623%, 6M LIBOR + 2.123%, 08/01/33 (b)	20,979	22,262
4.750%, 6M LIBOR + 2.250%, 05/01/34 (b)	25,247	25,973
4.760%, 1Y CMT + 2.510%, 08/01/35 (b)	6,097	6,252
4.775%, 6M LIBOR + 2.275%, 08/01/32 (b)	26,932	27,459
5.754%, 6M LIBOR + 3.254%, 05/01/34 (b)	112,705	114,932
Fannie Mae Connecticut Avenue Securities (CMO) 2.866%, 1M LIBOR + 0.650%, 08/25/30 (b)	3,445,106	3,449,882
4.816%, 1M LIBOR + 2.600%, 05/25/24 (b)	5,720,000	6,084,353
5.116%, 1M LIBOR + 2.900%, 07/25/24 (b)	2,608,929	2,788,084
5.216%, 1M LIBOR + 3.000%, 07/25/24 (b)	5,810,669	6,229,692
5.766%, 1M LIBOR + 3.550%, 07/25/29 (b)	2,980,000	3,253,272
6.216%, 1M LIBOR + 4.000%, 05/25/25 (b)	7,046,790	7,695,555
6.516%, 1M LIBOR + 4.300%, 02/25/25 (b)	5,589,587	6,166,287
6.766%, 1M LIBOR + 4.550%, 02/25/25 (b)	3,339,461	3,614,057
7.116%, 1M LIBOR + 4.900%, 11/25/24 (b)	5,066,160	5,801,032
7.216%, 1M LIBOR + 5.000%, 11/25/24 (b)	2,748,207	3,105,756
7.216%, 1M LIBOR + 5.000%, 07/25/25 (b)	7,957,606	8,988,790
7.466%, 1M LIBOR + 5.250%, 10/25/23 (b)	2,980,000	3,427,482
9.166%, 1M LIBOR + 6.950%, 08/25/28 (b)	4,109,904	4,861,191
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 2.916%, 1M LIBOR + 0.700%, 09/25/30 (b)	3,212,521	3,219,118
3.566%, 1M LIBOR + 1.350%, 03/25/29 (b)	250,000	253,747
4.066%, 1M LIBOR + 1.850%, 10/25/27 (b)	4,002,779	4,074,118
4.416%, 1M LIBOR + 2.200%, 02/25/24 (b)	598,972	615,439
4.416%, 1M LIBOR + 2.200%, 03/25/25 (b)	156,803	157,219
4.416%, 1M LIBOR + 2.200%, 10/25/28 (b)	1,355,950	1,368,794
4.466%, 1M LIBOR + 2.250%, 11/25/28 (b)	1,394,388	1,423,598
4.716%, 1M LIBOR + 2.500%, 08/25/24 (b)	366,065	367,377
4.816%, 1M LIBOR + 2.600%, 12/25/27 (b)	2,349,575	2,397,695
4.866%, 1M LIBOR + 2.650%, 03/25/28 (b)	2,698,876	2,743,500
4.966%, 1M LIBOR + 2.750%, 09/25/28 (b)	788,738	804,942
5.016%, 1M LIBOR + 2.800%, 05/25/28 (b)	2,788,958	2,869,383
5.066%, 1M LIBOR + 2.850%, 04/25/28 (b)	2,800,666	2,899,435
5.116%, 1M LIBOR + 2.900%, 07/25/28 (b)	322,703	330,568
5.466%, 1M LIBOR + 3.250%, 05/25/25 (b)	2,780,000	3,117,504
5.516%, 1M LIBOR + 3.300%, 10/25/27 (b)	3,160,000	3,537,621
5.816%, 1M LIBOR + 3.600%, 04/25/24 (b)	1,400,000	1,555,647
5.966%, 1M LIBOR + 3.750%, 09/25/24 (b)	4,990,000	5,722,614
6.016%, 1M LIBOR + 3.800%, 03/25/25 (b)	5,470,000	5,847,532
6.116%, 1M LIBOR + 3.900%, 12/25/27 (b)	7,265,000	8,021,127
6.216%, 1M LIBOR + 4.000%, 08/25/24 (b)	370,884	406,520
6.316%, 1M LIBOR + 4.100%, 08/25/24 (b)	2,100,000	2,305,190
6.366%, 1M LIBOR + 4.150%, 01/25/25 (b)	6,691,928	7,185,307
6.766%, 1M LIBOR + 4.550%, 10/25/24 (b)	4,498,139	4,997,169
6.866%, 1M LIBOR + 4.650%, 10/25/28 (b)	4,100,000	4,720,235

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
6.916%, 1M LIBOR + 4.700%, 03/25/28 (b)	2,250,000	$2,591,654
6.966%, 1M LIBOR + 4.750%, 10/25/24 (b)	1,429,296	1,585,495
7.366%, 1M LIBOR + 5.150%, 11/25/28 (b)	2,840,000	3,368,304
7.766%, 1M LIBOR + 5.550%, 07/25/28 (b)	5,500,000	6,653,716

		166,466,625

U.S. Treasury—15.0%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/21 (f)	5,741,712	5,624,299
0.125%, 01/15/22 (f)	16,701,300	16,290,660
1.375%, 01/15/20 (f)	11,222,417	11,303,224
1.875%, 07/15/19 (f)	4,791,815	4,850,714
U.S. Treasury Notes 1.750%, 03/31/22	17,000,000	16,347,891
1.875%, 03/31/22	20,000,000	19,316,406
2.000%, 08/31/21	8,800,000	8,585,500
2.125%, 09/30/21	17,100,000	16,727,941
2.250%, 04/30/21	9,000,000	8,863,242
2.250%, 07/31/21 (a)	28,600,000	28,110,672
3.500%, 05/15/20	23,000,000	23,255,156

		159,275,705

Total U.S. Treasury & Government Agencies (Cost $329,544,663)		325,742,330

Asset-Backed Securities—18.9%

Asset-Backed - Credit Card—4.7%
American Express Credit Account Master Trust 2.040%, 05/15/23	6,900,000	6,764,579
2.100%, 09/15/22	4,200,000	4,145,857
2.670%, 10/17/22	5,000,000	4,980,104
Capital One Multi-Asset Execution Trust 1.990%, 07/17/23	6,000,000	5,877,738
2.888%, 1M LIBOR + 0.730%, 01/18/22 (b)	3,270,000	3,277,876
Chase Issuance Trust 2.528%, 1M LIBOR + 0.370%, 04/15/21 (b)	5,340,000	5,349,077
Citibank Credit Card Issuance Trust 1.920%, 04/07/22	4,400,000	4,330,419
2.490%, 01/20/23	5,500,000	5,424,834
Discover Card Execution Note Trust 2.588%, 1M LIBOR + 0.430%, 07/15/21 (b)	5,610,000	5,617,192
2.608%, 1M LIBOR + 0.450%, 04/15/21 (b)	4,020,000	4,020,719

		49,788,395

Asset-Backed - Home Equity—0.2%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.576%, 1M LIBOR + 0.360%, 10/25/35 (b)	492,918	493,685
GSAA Home Equity Trust 3.161%, 1M LIBOR + 0.945%, 02/25/35 (b)	1,497,867	1,505,837
RAAC Trust 2.916%, 1M LIBOR + 0.700%, 03/25/34 (b)	258,555	253,197

		2,252,719

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—14.0%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,373,875	$2,332,094
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.041%, 1M LIBOR + 0.825%, 06/25/34 (b)	621,221	623,698
Atrium XI 4.497%, 3M LIBOR + 2.150%, 10/23/25 (144A) (b)	3,650,000	3,651,256
Atrium XIII 4.147%, 3M LIBOR + 1.800%, 11/21/30 (144A) (b)	1,000,000	990,355
Atrium XIV LLC 4.010%, 3M LIBOR + 1.700%, 08/23/30 (144A) (b)	300,000	299,684
Bain Capital Credit CLO 2018-1 3.322%, 3M LIBOR + 0.960%, 04/23/31 (144A) (b)	1,500,000	1,485,321
3.512%, 3M LIBOR + 1.150%, 04/23/31 (144A) (b)	1,000,000	990,628
BCC Middle Market CLO LLC 4.548%, 3M LIBOR + 2.150%, 10/20/30 (144A) (b)	1,600,000	1,600,000
BlueMountain CLO, Ltd. Zero Coupon, -1x 3M LIBOR + 2.200%, 10/20/30 (144A) (b)	3,600,000	3,600,000
BlueMountain Fuji U.S. CLO, Ltd. 4.048%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	2,000,000	1,950,766
4.509%, 3M LIBOR + 2.150%, 10/20/30 (144A) (b)	2,000,000	2,004,250
4.698%, 3M LIBOR + 2.350%, 07/20/29 (144A) (b)	600,000	603,713
Carlyle Global Market Strategies CLO, Ltd. 3.587%, 3M LIBOR + 1.600%, 07/15/30 (144A) (b)	2,000,000	1,991,326
3.798%, 3M LIBOR + 1.450%, 01/20/29 (144A) (b)	1,710,000	1,712,702
Carlyle GMS Finance MM CLO LLC 4.539%, 3M LIBOR + 2.200%, 10/15/31 (144A) (b)	1,000,000	1,000,000
Carlyle U.S. CLO, Ltd. 4.148%, 3M LIBOR + 1.800%, 01/20/30 (144A) (b)	1,000,000	987,454
4.698%, 3M LIBOR + 2.350%, 07/20/29 (144A) (b)	500,000	501,880
4.748%, 3M LIBOR + 2.400%, 07/20/31 (144A) (b)	642,000	642,997
Catamaran CLO, Ltd. 5.283%, 3M LIBOR + 2.950%, 10/18/26 (144A) (b)	2,384,800	2,380,877
Cent CLO, Ltd. 3.753%, 3M LIBOR + 1.410%, 11/07/26 (144A) (b)	1,710,000	1,711,122
5.293%, 3M LIBOR + 2.950%, 11/07/26 (144A) (b)	2,650,000	2,651,079
Centerline REIT, Inc. 4.760%, 1M LIBOR + 4.760%, 09/21/45 (144A) (b)	391,651	394,550
5.040%, 09/21/45 (144A)	1,780,000	1,762,200
Colony American Homes 3.331%, 1M LIBOR + 1.200%, 07/17/32 (144A) (b)	3,846,616	3,851,378
Cook Park CLO Ltd. 3.468%, 3M LIBOR + 1.120%, 04/17/30 (144A) (b)	1,500,000	1,478,500
Countrywide Asset-Backed Certificates 2.966%, 1M LIBOR + 0.750%, 03/25/34 (b)	215,639	216,665
3.266%, 1M LIBOR + 1.050%, 12/25/34 (b)	1,616	1,635
Dryden 49 Senior Loan Fund 4.683%, 3M LIBOR + 2.350%, 07/18/30 (144A) (b)	380,000	380,724
Dryden 50 Senior Loan Fund 4.589%, 3M LIBOR + 2.250%, 07/15/30 (144A) (b)	500,000	501,447
Dryden 53 CLO, Ltd. 3.739%, 3M LIBOR + 1.400%, 01/15/31 (144A) (b)	1,000,000	987,836
4.039%, 3M LIBOR + 1.700%, 01/15/31 (144A) (b)	1,000,000	978,353
Dryden 58 CLO, Ltd. 3.821%, 3M LIBOR + 1.500%, 07/17/31 (144A) (b)	750,000	749,183

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden 64 CLO, Ltd. 4.870%, 3M LIBOR + 2.650%, 04/18/31 (144A) (b)	400,000	$393,542
Galaxy CLO, Ltd. 5.065%, 3M LIBOR + 2.750%, 05/16/31 (144A) (b)	250,000	246,807
GSAMP Trust 3.221%, 1M LIBOR + 1.005%, 06/25/35 (b)	229,165	229,164
Halcyon Loan Advisors Funding, Ltd. 4.183%, 3M LIBOR + 1.800%, 07/21/31 (144A) (b)	1,500,000	1,498,269
Highbridge Loan Management, Ltd. 4.136%, 3M LIBOR + 1.700%, 10/15/30 (144A) (b)	3,000,000	3,000,000
4.586%, 3M LIBOR + 2.150%, 10/15/30 (144A) (b)	600,000	600,000
Invitation Homes Trust 3.008%, 1M LIBOR + 0.850%, 12/17/36 (144A) (b)	5,807,465	5,821,972
3.158%, 1M LIBOR + 1.000%, 07/17/37 (144A) (b)	4,602,866	4,630,661
LCM, Ltd. 4.148%, 3M LIBOR + 1.800%, 01/20/31 (144A) (b)	1,000,000	990,905
Long Point Park CLO, Ltd. 4.036%, 3M LIBOR + 1.700%, 01/17/30 (144A) (b)	1,000,000	981,781
Madison Park Funding, Ltd. Zero Coupon, 10/18/30	900,000	900,000
1.000%, 10/18/30	11,604,544	11,604,544
4.037%, 3M LIBOR + 1.700%, 07/27/30 (144A) (b)	1,600,000	1,607,091
4.687%, 3M LIBOR + 2.350%, 07/27/30 (144A) (b)	500,000	500,598
Magnetite, Ltd. 4.010%, 3M LIBOR + 1.600%, 10/18/31 (144A) (b)	3,000,000	3,000,000
Mill City Mortgage Loan Trust 2017-3 2.750%, 01/25/61 (144A) (b)	3,535,054	3,453,221
Morgan Stanley ABS Capital I, Inc. Trust 2.951%, 1M LIBOR + 0.735%, 01/25/35 (b)	133,470	133,356
Neuberger Berman CLO XXII, Ltd. 4.009%, LIBOR + 1.650%, 10/17/30 (144A) (b) (k) (l)	2,600,000	2,600,000
Neuberger Berman CLO, Ltd. 3.939%, 3M LIBOR + 1.600%, 01/15/28 (144A) (b)	1,000,000	980,549
Neuberger Berman Loan Advisers CLO 27, Ltd. 4.039%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	1,000,000	975,345
Octagon Investment Partners 18-R, Ltd. 5.039%, 3M LIBOR + 2.700%, 04/16/31 (144A) (b)	400,000	395,622
Octagon Investment Partners LLC 4.748%, 3M LIBOR + 2.400%, 07/20/30 (144A) (b)	126,643	126,698
Octagon Investment Partners, Ltd. 3.448%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	600,000	599,615
3.936%, 3M LIBOR + 1.600%, 07/17/30 (144A) (b)	1,000,000	998,903
Progress Residential Trust 2.740%, 06/12/32 (144A)	412,838	406,975
3.712%, 08/17/35 (144A)	1,210,000	1,204,161
Race Point X CLO, Ltd. 3.985%, 3M LIBOR + 1.650%, 07/25/31 (144A) (b)	250,000	249,995
TCI-Cent CLO, Ltd. 4.685%, 3M LIBOR + 2.350%, 07/25/30 (144A) (b)	254,559	255,588
TCI-Flatiron CLO, Ltd. 4.162%, 3M LIBOR + 1.850%, 11/17/30 (144A) (b)	500,000	490,978
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (b)	4,590,677	4,479,360
2.250%, 07/25/56 (144A) (b)	6,540,306	6,355,434
2.500%, 10/25/56 (144A) (b)	2,213,325	2,150,977

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (b)	5,989,662	$5,865,113
2.750%, 04/25/57 (144A) (b)	6,214,453	6,098,706
2.750%, 06/25/57 (144A) (b)	4,870,837	4,734,396
2.816%, 1M LIBOR + 0.600%, 02/25/57 (144A) (b)	1,651,178	1,652,658
3.000%, 03/25/54 (144A) (b)	638,867	633,929
3.000%, 01/25/58 (144A) (b)	1,312,111	1,287,443
3.000%, 06/25/58 (144A) (b)	3,586,329	3,479,643
3.250%, 03/25/58 (144A) (b)	3,334,422	3,290,065
3.250%, 08/25/58 (144A) (b)	1,720,000	1,720,000
3.500%, 03/25/54 (144A) (b)	1,300,076	1,297,783
3.750%, 11/25/57 (144A) (b)	378,583	378,848
3.750%, 05/25/58 (144A) (b)	5,453,113	5,455,102
Voya CLO, Ltd. 3.305%, 3M LIBOR + 0.970%, 04/25/31 (144A) (b)	800,000	794,112
4.698%, 3M LIBOR + 2.350%, 07/20/30 (144A) (b)	221,301	222,456
Webster Park CLO, Ltd. 3.948%, 3M LIBOR + 1.600%, 07/20/30 (144A) (b)	2,000,000	1,997,964
West CLO, Ltd. 3.683%, 3M LIBOR + 1.350%, 07/18/26 (144A) (b)	1,230,000	1,222,283
4.183%, 3M LIBOR + 1.850%, 07/18/26 (144A) (b)	2,170,000	2,157,481

		149,163,766

Total Asset-Backed Securities (Cost $202,374,435)		201,204,880

Floating Rate Loans (g)—6.6%

Aerospace/Defense—0.0%
Trans Union LLC Term Loan A2, 3.992%, 1M LIBOR + 1.750%, 08/09/22	406,151	405,813

Airlines—0.3%
Air Canada Term Loan B, 4.242%, 1M LIBOR + 2.000%, 10/06/23	32,703	32,860
American Airlines, Inc. 1st Lien Term Loan, 4.133%, 1M LIBOR + 2.000%, 10/12/21	359,669	360,062
Term Loan B, 3.980%, 1M LIBOR + 1.750%, 06/27/25	2,500,000	2,457,813

		2,850,735

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 5.640%, 1M LIBOR + 3.500%, 11/06/24	842,676	847,406

Auto Parts & Equipment—0.0%
TI Group Automotive Systems LLC Term Loan, 4.742%, 1M LIBOR + 2.500%, 06/30/22	78,023	78,364

Chemicals—0.3%
Ashland, Inc. Term Loan B, 3.940%, 1M LIBOR + 1.750%, 05/17/24	2,646,669	2,656,263
Chemours Co. (The) Term Loan B, 4.000%, 1M LIBOR + 1.750%, 04/03/25	221,488	221,592

		2,877,855

Security Description	Principal Amount*	Value

Coal—0.1%
Bowie Resource Holdings LLC 1st Lien Term Loan, 7.992%, 1M LIBOR + 5.750%, 08/14/20	1,141,111	$1,123,281
2nd Lien Delayed Draw Term Loan, 12.992%, 1M LIBOR + 10.750%, 02/16/21	371,429	356,571

		1,479,852

Commercial Services—0.5%
Avis Budget Car Rental LLC Term Loan B, 4.250%, 1M LIBOR + 2.000%, 02/13/25	1,177,067	1,179,267
Hertz Corp. (The) Term Loan B, 4.992%, 1M LIBOR + 2.750%, 06/30/23	1,657,179	1,655,885
Live Nation Entertainment, Inc. Term Loan B3, 4.000%, 1M LIBOR + 1.750%, 10/31/23	357,280	358,394
Onsite Rental Group Pty, Ltd. Term Loan, 6.100%, PIK, 10/26/23 (d)	882,507	683,943
Term Loan B, 6.716%, 1M LIBOR + 4.500%, 10/26/22	645,477	639,022
WEX, Inc. Term Loan B2, 4.492%, 1M LIBOR + 2.250%, 06/30/23	1,275,447	1,282,621

		5,799,132

Computers—0.2%
First Data Corp. Term Loan A, 3.962%, 1M LIBOR + 1.750%, 06/02/20	2,057,806	2,061,370

Diversified Financial Services—0.1%
Doncasters Finance U.S. LLC Term Loan, 5.886%, 3M LIBOR + 3.500%, 04/09/20	716,121	668,379

Electric—0.1%
EFS Cogen Holdings I LLC Term Loan B, 5.640%, 3M LIBOR + 3.250%, 06/28/23	104,283	103,882
NRG Energy, Inc. Term Loan B, 4.136%, 3M LIBOR + 1.750%, 06/30/23	1,285,462	1,287,801

		1,391,683

Entertainment—0.3%
Greektown Holdings LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 04/25/24	3,004,610	3,012,590

Food—0.7%
Aramark Services, Inc. Term Loan B3, 4.084%, 3M LIBOR + 1.750%, 03/11/25	179,822	180,407
B&G Foods, Inc. Term Loan B, 6.000%, PRIME + 1.000%, 11/02/22	1,900,269	1,907,904
JBS USA LLC Term Loan B, 4.844%, 3M LIBOR + 2.500%, 10/30/22	4,324,721	4,338,235
Post Holdings, Inc. Incremental Term Loan, 4.220%, 1M LIBOR + 2.000%, 05/24/24	1,088,972	1,090,470

		7,517,016

Forest Products & Paper—0.1%
Caraustar Industries, Inc. Term Loan B, 7.886%, 3M LIBOR + 5.500%, 03/14/22	1,172,106	1,183,680

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.3%
DaVita, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 06/24/21	1,408,964	$1,416,889
HCA, Inc. Term Loan B11, 3.992%, 1M LIBOR + 1.750%, 03/18/23	619,830	625,253
IQVIA, Inc. Term Loan B3, 4.136%, 3M LIBOR + 1.750%, 06/07/25	525,240	525,831
U.S. Renal Care, Inc. Term Loan B, 6.636%, 3M LIBOR + 4.250%, 12/31/22	1,244,532	1,215,752

		3,783,725

Hotels, Restaurants & Leisure—0.1%
Eldorado Resorts LLC Term Loan B, 4.408%, 1M LIBOR + 2.250%, 04/17/24	661,481	665,607
Las Vegas Sands LLC Term Loan B, 3.992%, 1M LIBOR + 1.750%, 03/27/25	497,500	497,670

		1,163,277

Household Products/Wares—0.1%
Spectrum Brands, Inc. Term Loan B, 4.349%, 3M LIBOR + 2.000%, 06/23/22	1,419,946	1,428,228

Industrial Conglomerates—0.1%
OSG Bulk Ships, Inc. OBS Term Loan, 6.770%, 3M LIBOR + 4.250%, 08/05/19	638,148	631,767

Internet Software & Services—0.1%
Rackspace Hosting, Inc. Incremental 1st Lien Term Loan, 5.348%, 3M LIBOR + 3.000%, 11/03/23	1,111,079	1,098,381

Leisure Time—0.1%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.098%, 3M LIBOR + 1.750%, 10/19/24	787,182	787,410

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 08/01/24	1,686,827	1,691,982

Machinery—0.1%
Altra Industrial Motion Corp. Term Loan B, 10/01/25 (h)	630,998	633,364
Harsco Corp. Term Loan B1, 4.500%, 1M LIBOR + 2.250%, 12/06/24	193,139	194,427

		827,791

Media—0.6%
Altice U.S. Finance I Corp. Term Loan B, 4.492%, 1M LIBOR + 2.250%, 07/28/25	165,113	164,975
AMC Entertainment Holdings, Inc. Term Loan, 4.384%, 1M LIBOR + 2.250%, 12/15/22	1,280,745	1,283,681
Term Loan B, 4.384%, 1M LIBOR + 2.250%, 12/15/23	423,165	424,135

Security Description	Principal Amount*	Value

Media—(Continued)
Gray Television, Inc. Term Loan B, 4.354%, 1M LIBOR + 2.250%, 02/07/24	390,910	$392,341
Lions Gate Capital Holdings LLC Term Loan A, 3.992%, 1M LIBOR + 1.750%, 03/22/23	213,097	213,097
Mediacom Illinois LLC Term Loan N, 3.920%, 1W LIBOR + 1.750%, 02/15/24	2,107,422	2,110,056
Mission Broadcasting, Inc. Term Loan B2, 4.604%, 1M LIBOR + 2.500%, 01/17/24	241,720	242,551
Nexstar Broadcasting, Inc. Term Loan B2, 4.604%, 1M LIBOR + 2.500%, 01/17/24	1,723,525	1,732,861

		6,563,697

Oil & Gas—0.5%
Fieldwood Energy LLC 1st Lien TL, 7.492%, 1M LIBOR + 5.250%, 04/11/22 (e)	3,636,576	3,668,396
Oxbow Carbon LLC 1st Lien Term Loan B, 5.742%, 1M LIBOR + 3.500%, 01/04/23	462,000	467,775
Term Loan A, 4.492%, 1M LIBOR + 2.250%, 01/04/22	814,000	816,035

		4,952,206

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 6.840%, 3M LIBOR + 4.500%, 06/18/20	841,813	814,454

Packaging & Containers—0.1%
Crown Americas LLC Term Loan B, 4.163%, 1W LIBOR + 2.000%, 04/03/25	934,497	940,629

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.500%, 1M LIBOR + 4.250%, 04/29/24	379,349	382,668
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.104%, 1M LIBOR + 3.000%, 06/01/25	210,728	212,045
Term Loan B Series F4, 5.658%, 1M LIBOR + 3.500%, 04/01/22	1	1

		594,714

Retail—0.7%
Ascena Retail Group, Inc. Term Loan B, 6.750%, 1M LIBOR + 4.500%, 08/21/22	1,970,960	1,906,494
Evergreen Acqco 1 L.P. Term Loan, 6.097%, 3M LIBOR + 3.750%, 07/09/19	2,458,860	2,410,708
General Nutrition Centers, Inc. Term Loan B, 11.000%, 1M LIBOR + 8.750%, 03/04/21	947,567	934,538
Harbor Freight Tools USA, Inc. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 08/18/23	1,178,874	1,181,249
Smart & Final Stores LLC 1st Lien Term Loan, 5.742%, 1M LIBOR + 3.500%, 11/15/22	628,686	617,683

		7,050,672

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.1%
MKS Instruments, Inc. Term Loan B4, 3.992%, 1M LIBOR + 1.750%, 05/01/23	99,193	$99,772
ON Semiconductor Corp. 1st Lien Term Loan B, 3.992%, 1M LIBOR + 1.750%, 03/31/23	1,116,035	1,119,035

		1,218,807

Software—0.3%
BMC Software Finance, Inc. Revolver, 09/10/18 (i)	1,224,412	1,224,412
IQVIA, Inc. Term Loan B2, 4.386%, 3M LIBOR + 2.000%, 01/17/25	1,798,915	1,805,848

		3,030,260

Telecommunications—0.3%
CommScope, Inc. Term Loan B5, 4.242%, 1M LIBOR + 2.000%, 12/29/22	973,905	980,596
CSC Holdings LLC 1st Lien Term Loan, 4.408%, 1M LIBOR + 2.250%, 07/17/25	1,787,485	1,789,348
Global Tel*Link Corp. 1st Lien Term Loan, 6.386%, 3M LIBOR + 4.000%, 05/23/20	181,575	182,959

		2,952,903

Total Floating Rate Loans (Cost $69,747,877)		69,704,778

Mortgage-Backed Securities—4.5%

Collateralized Mortgage Obligations—2.5%
Adjustable Rate Mortgage Trust 4.159%, 02/25/35 (b)	1,575,028	1,570,334
American Home Mortgage Investment Trust 4.031%, 6M LIBOR + 1.500%, 10/25/34 (b)	833,425	825,017
Bellemeade Re, Ltd. 3.816%, 1M LIBOR + 1.600%, 04/25/28 (144A) (b)	2,460,000	2,472,333
CHL Mortgage Pass-Through Trust 3.611%, 07/25/34 (b)	456,287	455,722
CIM Trust 4.000%, 08/25/48 (144A)	3,440,000	3,419,324
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	76,215	78,939
Impac Secured Assets Corp. 2.981%, 1M LIBOR + 0.765%, 02/25/35 (b)	551,754	551,634
MASTR Alternative Loan Trust 5.000%, 02/25/18	10,277	10,636
5.000%, 08/25/18	10,261	10,241
5.477%, 11/25/19 (b)	80,135	80,543
5.500%, 04/25/19	23,183	23,213
Merrill Lynch Mortgage Investors Trust 2.956%, 1M LIBOR + 0.740%, 03/25/28 (b)	431,015	413,664
Mill City Mortgage Loan Trust 3.250%, 05/25/62 (144A) (b)	3,664,496	3,619,265

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New York Mortgage Trust 2.891%, 1M LIBOR + 0.675%, 02/25/36 (b)	265,711	$241,106
OBX Trust 2.866%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	1,991,284	1,992,118
Radnor RE 2018-1, Ltd. 3.616%, 1M LIBOR + 1.400%, 03/25/28 (144A) (b)	2,370,000	2,373,945
Sequoia Mortgage Trust 2.805%, 1M LIBOR + 0.640%, 11/20/34 (b)	300,294	296,726
Structured Adjustable Rate Mortgage Loan Trust 2.656%, 1M LIBOR + 0.440%, 08/25/35 (b)	509,988	506,611
4.328%, 09/25/34 (b)	1,396,223	1,394,262
Structured Asset Mortgage Investments Trust 2.868%, 1M LIBOR + 0.700%, 02/19/35 (b)	623,588	607,593
WaMu Mortgage Pass-Through Certificates Trust 2.546%, 1M LIBOR + 0.330%, 01/25/45 (b)	2,028,571	2,036,535
2.676%, 1M LIBOR + 0.460%, 04/25/45 (b)	1,557,515	1,567,051
2.796%, 1M LIBOR + 0.580%, 07/25/45 (b)	871,384	884,819
Wells Fargo Mortgage-Backed Securities Trust 3.842%, 02/25/35 (b)	699,706	715,927
4.213%, 06/25/35 (b)	481,940	486,430

		26,633,988

Commercial Mortgage-Backed Securities—2.0%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,915,211
BANK 0.671%, 08/15/61 (b) (j)	42,531,671	1,543,168
CD Commercial Mortgage Trust 5.430%, 07/15/44 (b)	330,632	330,276
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	418,932	396,004
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (b)	1,220,000	1,225,445
Core Industrial Trust 3.040%, 02/10/34 (144A)	5,303,073	5,247,807
CSAIL Commercial Mortgage Trust 0.951%, 06/15/57 (b) (j)	15,496,226	610,195
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (b)	374,552	373,766
Greenwich Capital Commercial Mortgage Trust 5.928%, 07/10/38 (b)	1,824,697	1,690,051
GS Mortgage Securities Corp. II 1.001%, 05/10/50 (b) (j)	19,729,673	753,814
JPMorgan Chase Commercial Mortgage Securities Trust 5.896%, 12/15/44 (b)	1,082,943	1,081,974
Merrill Lynch Mortgage Trust 5.555%, 11/12/37 (b)	14,949	14,929
Morgan Stanley Capital I Trust 5.033%, 09/15/47 (144A) (b)	1,523,614	1,567,824
OBP Depositor LLC Trust 4.646%, 07/15/45 (144A)	2,250,000	2,293,661
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,613,217

		21,657,342

Total Mortgage-Backed Securities (Cost $48,667,712)		48,291,330

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—1.4%

Security Description	Shares/ Principal Amount*	Value

Banks—0.2%
Korea Development Bank (The) 3.375%, 03/12/23 (a)	2,700,000	$2,657,747

Sovereign—1.2%
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	5,500,000	1,410,343
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	4,000,000	3,971,121
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	4,937,470
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	16,800,000,000	1,140,633
Mexican Bonos 8.500%, 12/13/18 (MXN)	17,100,000	913,736

		12,373,303

Total Foreign Government (Cost $15,157,724)		15,031,050

Municipals—1.0%
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,534,764
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue 2.480%, 08/01/21	650,000	638,281
2.630%, 08/01/22	2,165,000	2,117,283
State of Pennsylvania, General Obligation, Ltd. 5.000%, 01/15/20	2,800,000	2,903,516
State of Texas, General Obligation Unlimited 5.000%, 04/01/21	1,185,000	1,269,372

Total Municipals (Cost $10,768,884)		10,463,216

Mutual Fund—0.7%

Investment Company Security—0.7%
Invesco Senior Loan ETF (a) (Cost $6,936,939)	300,000	6,951,000

Common Stocks—0.2%

Diversified Financial Services—0.1%
Edcon Holdings, Ltd. (e) (k) (l) (m)	8,217,950	5,811
Edcon Holdings, Ltd. (e) (k) (l) (m)	817,800	578
Remington Outdoor Co., Inc (e) (k) (l) (m)	72,031	1,220,076

		1,226,465

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp. (a) (m)	65,445	292,539
Riviera Resources Inc (m)	2,964	63,578
Roan Resources, Inc. (m)	2,964	52,907

		409,024

Security Description	Shares/ Principal Amount*	Value

Paper & Forest Products—0.1%
Appvion,Inc. (e) (k) (l) (m)	38,739	$419,179
Verso Corp. - Class A (m)	1,665	56,061

		475,240

Total Common Stocks (Cost $6,105,989)		2,110,729

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (m)	5,835	584

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (m)	175	2,012

Total Warrants (Cost $0)		2,596

Short-Term Investments—1.3%

Discount Note—1.1%
Federal Home Loan Bank Zero Coupon, 10/01/18 (n)	12,045,000	12,045,000

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $2,089,065; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $2,133,578.	2,088,891	2,088,891

Total Short-Term Investments (Cost $14,133,891)		14,133,891

Securities Lending Reinvestments (o)—5.4%

Certificates of Deposit—2.4%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (b)	1,500,000	1,499,975
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (b)	1,000,000	999,998
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (b)	1,500,000	1,501,431
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (b)	2,500,000	2,499,492
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (b)	2,000,000	2,000,594
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (b)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (b)	3,000,000	3,000,225
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	1,000,000	$1,000,002
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (b)	2,500,000	2,500,825
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (b)	2,000,000	1,999,906
Sumitomo Mitsui Trust Bank, Ltd. 2.423%, 3M LIBOR + 0.090%, 10/18/18 (b)	1,000,126	999,993
2.443%, 3M LIBOR + 0.110%, 10/11/18 (b)	1,500,000	1,500,010
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (b)	1,000,000	1,000,119
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (b)	1,500,000	1,500,171
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (b)	1,500,000	1,500,797

		25,503,909

Commercial Paper—0.5%
Bank of China, Ltd. 2.510%, 11/02/18	2,484,138	2,494,500
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (b)	2,000,000	2,001,846

		5,494,180

Repurchase Agreements—2.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $800,149; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $816,000.	800,000	800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $800,149; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $816,000.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $509,422; collateralized by various Common Stock with an aggregate market value of $556,661.	500,000	500,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $501,983; collateralized by various Common Stock with an aggregate market value of $555,623.	500,000	500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,280,724; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,305,103.	1,280,489	$1,280,489
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $6,234,373; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $6,002,882; collateralized by various Common Stock with an aggregate market value of $6,601,286.	6,000,000	6,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $917,843; collateralized by various Common Stock with an aggregate market value of $1,001,390.	900,000	900,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $202,587; collateralized by various Common Stock with an aggregate market value of $222,531.	200,000	200,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $202,657; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $222,130.	200,000	200,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $202,554; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $222,130.	200,000	200,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,316,183; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,443,843.	1,300,000	1,300,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,315,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,443,843.	1,300,000	1,300,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,106,221; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,221,713.	1,100,000	1,100,000

		21,580,489

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.5%
DZ Bank AG 2.150%, 10/01/18	1,000,000	$1,000,000
Erste Group Bank AG 2.170%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $57,572,867)		57,578,578

Total Investments—106.8% (Cost $1,149,396,186)		1,136,220,792
Unfunded Loan Commitments—(0.1)% (Cost $(1,224,412))		(1,224,412)
Net Investments—106.7% (Cost $1,148,171,774)		1,134,996,380
Other assets and liabilities (net)—(6.7)%		(71,031,875)

Net Assets—100.0%		$1,063,964,505

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $56,106,941 and the collateral received consisted of cash in the amount of $57,558,753. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $22,679, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Illiquid security. As of September 30, 2018, these securities represent 0.5% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(h)	This loan will settle after September 30, 2018, at which time the interest rate will be determined.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	Interest only security.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.4% of net assets.
(m)	Non-income producing security.
(n)	The rate shown represents current yield to maturity.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $268,284,430, which is 25.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., Zero Coupon, 12/31/22	04/15/13-12/31/17	$632,215	$1,292,277	$12,897
KSouth Africa, Ltd., Zero Coupon, 12/31/22	12/22/16-12/31/17	122,271	122,271	9,782

				$22,679

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	661,148	DBAG	10/09/18	USD	492,056	$(14,140)
AUD	1,455,000	JPMC	10/09/18	USD	1,082,297	(30,538)
BRL	810,000	JPMC	04/11/19	USD	191,943	5,092

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
IDR	9,730,000,000	JPMC	10/09/18	USD	696,144	$(43,693)
INR	51,540,000	DBAG	10/09/18	USD	780,909	(70,460)
INR	45,300,000	JPMC	10/09/18	USD	684,342	(59,908)
INR	81,900,000	JPMC	10/09/18	USD	1,238,095	(109,152)
MXN	87,900,000	JPMC	10/09/18	USD	4,677,199	14,717
PLN	3,130,000	JPMC	03/14/19	USD	853,838	(1,087)
SEK	13,360,000	JPMC	03/14/19	USD	1,518,465	6,645

Contracts to Deliver
AUD	661,148	DBAG	10/09/18	USD	513,547	$35,630
AUD	1,455,000	JPMC	10/09/18	USD	1,130,091	78,332
CAD	1,320,000	JPMC	10/09/18	USD	1,050,412	28,273
EUR	253,765	BBP	03/14/19	USD	300,932	2,100
EUR	322,067	CBNA	03/14/19	USD	382,171	2,906
EUR	1,591,294	DBAG	03/14/19	USD	1,886,160	12,261
EUR	2,813,000	GSBU	03/14/19	USD	3,333,743	21,169
EUR	2,229,918	JPMC	03/14/19	USD	2,645,619	19,680
IDR	9,730,000,000	JPMC	10/09/18	USD	677,341	24,890
INR	65,800,000	JPMC	10/09/18	USD	956,673	49,659
MXN	21,560,000	JPMC	10/09/18	USD	1,113,010	(37,817)
MXN	18,000,000	JPMC	10/09/18	USD	938,355	(22,447)
PHP	23,500,000	JPMC	04/11/19	USD	427,001	(2,459)
SEK	6,730,000	JPMC	03/14/19	USD	775,776	7,514

Net Unrealized Depreciation						$(82,833)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/18	31	CAD	4,111,220	$(31,433)
U.S. Treasury Note 2 Year Futures	12/31/18	794	USD	167,323,095	(455,372)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/18	(108)	USD	(12,828,375)	166,295
U.S. Treasury Note 5 Year Futures	12/31/18	(126)	USD	(14,172,047)	113,387

Net Unrealized Depreciation					$(207,123)

Swap Agreements

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency delivered	Fixed rate equal to 2.500% based on the notional amount of currency received	05/04/21	CBNA	$697,200	EUR	600,000	$1,036	$—	$1,036

(a)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	03/20/19	CSI	Markit iBoxx USD Liquid High Yield Index	USD	970,000	$21,471	$—	$21,471
Pay	3M LIBOR	Quarterly	06/20/19	CBNA	Markit iBoxx USD Liquid High Yield Index	USD	5,400,000	148,008	—	148,008
Pay	3M LIBOR	Quarterly	03/20/19	CSI	Markit iBoxx USD Liquid High Yield Index	USD	1,730,000	30,493	—	30,493
Pay	3M LIBOR	Quarterly	06/20/19	JPMC	Markit iBoxx USD Liquid High Yield Index	USD	8,000,000	237,266	—	237,266

Totals								$437,238	$—	$437,238

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.750%	Semi-Annually	03/20/21	USD	16,380,000	$(119,209)	$(58,412)	$(60,797)
Pay	3M LIBOR	Quarterly	2.750%	Semi-Annually	03/20/21	USD	61,140,000	(444,958)	(222,081)	(222,877)
Receive	12M CPURNSA	Maturity	1.960%	Maturity	08/31/24	USD	10,800,000	327,117	—	327,117

Totals								$(237,050)	$(280,493)	$43,443

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.30	5.000%	Quarterly	06/20/23	3.071%	USD	12,780,000	$993,205	$780,538	$212,667
CDX.EM.30	1.000%	Quarterly	12/20/23	1.917%	USD	4,900,000	(205,886)	(219,801)	13,915

Totals							$787,319	$560,737	$226,582

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	JPMC	0.744%	USD	1,300,000	$(194,706)	$(177,082)	$(17,624)
AES Corp. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	JPMC	0.744%	USD	2,000,000	(299,548)	(281,770)	(17,778)
Ally Financial, Inc. 7.150%, due 09/15/20	(5.000%)	Quarterly	12/20/22	CBNA	0.994%	USD	700,000	(110,147)	(131,667)	21,520
Ally Financial, Inc. 7.150%, due 09/15/20	(5.000%)	Quarterly	12/20/22	JPMC	0.994%	USD	330,000	(51,927)	(62,735)	10,808
Ally Financial, Inc. 12 7.150%, due 09/15/20	(5.000%)	Quarterly	12/20/22	JPMC	0.994%	USD	770,000	(121,162)	(145,434)	24,272
Dish DBS Corp. 6.750%, due 06/20/21	(5.000%)	Quarterly	06/20/21	JPMC	2.129%	USD	1,620,000	(119,870)	(86,382)	(33,488)
Italy Government International Bond 6.875%, due 09/27/23	(1.000%)	Quarterly	06/20/23	BBP	2.401%	USD	1,600,000	92,327	17,133	75,194
Nabors Industries, Inc. 9.250%, due 01/15/19	(1.000%)	Quarterly	06/20/20	JPMC	0.584%	USD	30,000	(212)	830	(1,042)
Nabors Industries, Inc. 9.250%, due 01/15/19	(1.000%)	Quarterly	06/20/22	JPMC	2.025%	USD	775,000	27,348	19,417	7,931
Navient Corp. 5.500%, due 01/25/23	(5.000%)	Quarterly	03/20/20	JPMC	0.523%	USD	500,000	(32,555)	(37,952)	5,397
Republic of Turkey 11.875%, due 01/15/30	(1.000%)	Quarterly	12/20/19	BBP	2.897%	USD	366,667	8,291	22,801	(14,510)

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey 11.875%, due 01/15/30	(1.000%)	Quarterly	12/20/23	BBP	3.719%	USD	735,000	$87,106	$95,187	$(8,081)
Springleaf Finance Corp. 5.000%, due 06/20/20	(5.000%)	Quarterly	06/20/20	BBP	0.586%	USD	600,000	(44,831)	(55,619)	10,788
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	03/20/19	BBP	0.326%	USD	1,800,000	(40,000)	(145,060)	105,060
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	03/20/19	CBNA	0.326%	USD	2,500,000	(55,555)	(220,999)	165,444

Totals								$(855,441)	$(1,189,332)	$333,891

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Tower Corp. 3.300%, due 02/15/21	1.000%	Quarterly	06/20/21	GSBU	1.128%	USD	2,700,000	$(8,974)	$(12,706)	$3,732
Dish DBS Corp. 6.750%, due 06/20/21	5.000%	Quarterly	06/20/23	JPMC	4.606%	USD	1,620,000	25,581	(14,184)	39,765
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/23	BBP	2.401%	USD	1,600,000	(92,327)	(75,132)	(17,195)
Nabors Industries, Inc. 9.250%, due 01/15/19	1.000%	Quarterly	06/20/22	JPMC	2.025%	USD	30,000	(1,059)	(3,858)	2,799
Nabors Industries, Inc. 9.250%, due 01/15/19	1.000%	Quarterly	06/20/22	JPMC	2.025%	USD	775,000	(27,348)	(96,867)	69,519
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	BBP	5.715%	USD	540,000	(14,616)	12,097	(26,713)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	CBNA	5.715%	USD	750,000	(20,301)	(18,743)	(1,558)
Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	12/20/23	CBNA	2.602%	USD	750,000	(54,768)	(66,653)	11,885
Republic of Colombia 10.375%, due 01/28/33	1.000%	Quarterly	12/20/23	JPMC	1.102%	USD	2,275,000	(11,099)	(16,302)	5,203
Republic of Indonesia 5.875%, due 03/13/20	1.000%	Quarterly	12/20/23	CBNA	1.306%	USD	2,275,000	(32,682)	(51,400)	18,718
United Mexican States 4.150%, due 03/28/27	1.000%	Quarterly	12/20/23	CBNA	1.128%	USD	2,650,000	(16,106)	(21,835)	5,729

Totals								$(253,699)	$(365,583)	$111,884

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation*	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Bespoke Lisbon 3-7% CDX Tranche	0.790%	Quarterly	06/20/19	CBNA	0.273%	USD	1,700,000	$6,392	$—	$6,392
Bespoke Lisbon 0-3% CDX Tranche	0.000%	Quarterly	06/20/19	CBNA	7.243%	USD	570,000	(29,234)	(153,900)	124,666
Bespoke 6-10% CDX Tranche	0.630%	Quarterly	12/20/18	CBNA	0.597%	USD	4,000,000	301	—	301
Bespoke Cambridge 0-3% CDX Tranche	0.000%	Quarterly	12/20/19	CBNA	11.276%	USD	1,100,000	(142,289)	(174,900)	32,611
Bespoke Hong Kong 3-5% CDX Tranche	1.000%	Quarterly	12/20/18	CBNA	0.695%	USD	3,000,000	2,099	(126,283)	128,382
Bespoke Verona 0-3% CDX Tranche	0.000%	Quarterly	12/20/19	CBNA	9.830%	USD	900,000	(102,450)	(220,500)	118,050
Bespoke Verona 7-15% CDX Tranche	0.400%	Quarterly	12/20/19	CBNA	0.160%	USD	1,650,000	4,839	—	4,839

Totals								$(260,342)	$(675,583)	$415,241

Cash in the amount of $30,000 has been received at the custodian bank as collateral for OTC swap contracts.

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

*	Represents a custom index comprised of a basket of underlying issuers.
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(MXN)—	Mexican Peso
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Markets CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMT)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury 6-Month Auction High Discount Rate
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$385,006,414	$—	$385,006,414
Total U.S. Treasury & Government Agencies*	—	325,742,330	—	325,742,330
Total Asset-Backed Securities*	—	198,604,880	2,600,000	201,204,880
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	68,480,366	—	68,480,366
Total Mortgage-Backed Securities*	—	48,291,330	—	48,291,330
Total Foreign Government*	—	15,031,050	—	15,031,050
Total Municipals	—	10,463,216	—	10,463,216
Total Mutual Fund*	6,951,000	—	—	6,951,000
Common Stocks
Diversified Financial Services	—	—	1,226,465	1,226,465
Oil, Gas & Consumable Fuels	409,024	—	—	409,024
Paper & Forest Products	56,061	—	419,179	475,240
Total Common Stocks	465,085	—	1,645,644	2,110,729
Total Warrant*	2,596	—	—	2,596
Total Short-Term Investments*	—	14,133,891	—	14,133,891
Total Securities Lending Reinvestments*	—	57,578,578	—	57,578,578
Total Net Investments	$7,418,681	$1,123,332,055	$4,245,644	$1,134,996,380

Collateral for Securities Loaned (Liability)	$—	$(57,558,753)	$—	$(57,558,753)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$308,868	$—	$308,868
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(391,701)	—	(391,701)
Total Forward Contracts	$—	$(82,833)	$—	$(82,833)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$279,682	$—	$—	$279,682
Futures Contracts (Unrealized Depreciation)	(486,805)	—	—	(486,805)
Total Futures Contracts	$(207,123)	$—	$—	$(207,123)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$553,699	$—	$553,699
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(283,674)	—	(283,674)
Total Centrally Cleared Swap Contracts	$—	$270,025	$—	$270,025
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$692,558	$—	$692,558
OTC Swap Contracts at Value (Liabilities)	—	(1,623,766)	—	(1,623,766)
Total OTC Swap Contracts	$—	$(931,208)	$—	$(931,208)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—60.5% of Net Assets

Security Description	Principal Amount*	Value

Argentina—2.8%
Argentina POM Politica Monetaria 43.077%, ARLLMON + 0.000%, 06/21/20 (ARS) (a)	2,100,000	$61,286
Argentine Bonos del Tesoro 15.500%, 10/17/26 (ARS)	693,671,000	13,644,940
16.000%, 10/17/23 (ARS)	370,242,000	7,913,262
18.200%, 10/03/21 (ARS)	329,017,000	7,062,032
Argentina Bonar Bonds 37.717%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	511,848
Bonos de la Nacion Argentina con Ajuste por CER 3.750%, 02/08/19 (ARS) (b)	26,046,000	785,354
4.000%, 03/06/20 (ARS) (b)	788,000	22,424
Bonos De La Nacion Argentina En Moneda Dua 4.500%, 02/13/20	4,257,000	3,990,938
Letras del Banco Central de la Republica Argentina 27.662%, 10/17/18 (ARS) (c)	47,212,000	1,119,095
36.010%, 11/21/18 (ARS) (c)	9,973,000	227,110

		35,338,289

Brazil—3.7%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/21 (BRL)	14,410,000	2,750,933
Zero Coupon, 07/01/20 (BRL)	83,081,000	17,728,301
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	36,775,000	9,430,064
10.000%, 01/01/23 (BRL)	51,875,000	12,808,426
10.000%, 01/01/27 (BRL)	16,890,000	3,945,557

		46,663,281

Colombia—4.0%
Colombian TES 6.000%, 04/28/28 (COP)	5,915,600,000	1,872,946
7.000%, 05/04/22 (COP)	653,000,000	228,967
7.000%, 06/30/32 (COP)	7,946,000,000	2,621,966
7.500%, 08/26/26 (COP)	9,819,300,000	3,474,348
7.750%, 09/18/30 (COP)	108,388,100,000	38,555,185
10.000%, 07/24/24 (COP)	10,589,000,000	4,206,815

		50,960,227

Ghana—1.3%
Ghana Government Bonds 16.250%, 05/17/21 (GHS)	9,750,000	1,807,090
16.500%, 03/22/21 (GHS)	2,320,000	435,376
16.500%, 02/06/23 (GHS)	13,400,000	2,372,091
17.600%, 11/28/22 (GHS)	10,940,000	2,055,137
18.250%, 09/21/20 (GHS)	2,170,000	435,687
18.250%, 07/25/22 (GHS)	5,170,000	993,137
18.500%, 06/01/20 (GHS)	670,000	135,631
19.750%, 03/15/32 (GHS)	18,788,000	3,519,912
21.000%, 03/23/20 (GHS)	2,310,000	484,494
21.500%, 03/09/20 (GHS)	1,000,000	210,884
24.500%, 10/22/18 (GHS)	4,530,000	925,282
24.750%, 03/01/21 (GHS)	810,000	179,707
24.750%, 07/19/21 (GHS)	1,490,000	328,802
Ghana Treasury Notes 17.180%, 01/06/20 (GHS)	1,860,000	373,225
17.240%, 11/11/19 (GHS)	7,030,000	1,416,541

Security Description	Principal Amount*	Value

Ghana—(Continued)
Ghana Treasury Notes 21.000%, 01/07/19 (GHS)	4,470,000	$921,909

		16,594,905

India—7.0%
India Government Bonds 6.790%, 05/15/27 (INR)	3,400,000,000	43,130,189
6.840%, 12/19/22 (INR)	365,000,000	4,826,721
7.680%, 12/15/23 (INR)	1,164,000,000	15,744,268
8.080%, 08/02/22 (INR)	1,344,000,000	18,512,678
8.200%, 02/15/22 (INR)	547,000,000	7,586,616

		89,800,472

Indonesia—8.6%
Indonesia Treasury Bonds 5.625%, 05/15/23 (IDR)	96,951,000,000	5,907,560
7.000%, 05/15/22 (IDR)	631,607,000,000	41,392,458
8.375%, 03/15/24 (IDR)	81,624,000,000	5,515,912
8.375%, 09/15/26 (IDR)	45,918,000,000	3,103,843
8.375%, 03/15/34 (IDR)	49,720,000,000	3,271,200
8.750%, 05/15/31 (IDR)	22,479,000,000	1,546,219
9.000%, 03/15/29 (IDR)	11,396,000,000	800,224
10.000%, 09/15/24 (IDR)	186,070,000,000	13,408,440
10.000%, 02/15/28 (IDR)	34,960,000,000	2,578,078
10.500%, 08/15/30 (IDR)	2,470,000,000	191,544
11.500%, 09/15/19 (IDR)	7,238,000,000	503,178
12.800%, 06/15/21 (IDR)	78,179,000,000	5,882,089
12.900%, 06/15/22 (IDR)	341,823,000,000	26,319,786

		110,420,531

Mexico—20.6%
Mexican Bonos 5.000%, 12/11/19 (MXN)	753,040,000	38,907,067
6.500%, 06/10/21 (MXN)	687,730,000	35,627,898
8.000%, 06/11/20 (MXN)	431,860,000	23,152,302
Mexican Udibonos 2.500%, 12/10/20 (MXN) (b)	15,012,650	783,507
4.000%, 06/13/19 (MXN) (b)	19,017,651	1,016,704
Mexico Cetes 6.799%, 10/11/18 (MXN) (c)	1,022,027,000	5,445,786
7.127%, 12/06/18 (MXN) (c)	2,227,767,000	11,728,454
7.372%, 10/25/18 (MXN) (c)	1,391,448,000	7,392,579
7.465%, 01/31/19 (MXN) (c)	2,808,624,000	14,605,925
7.518%, 05/23/19 (MXN) (c)	4,808,998,000	24,407,065
7.531%, 03/28/19 (MXN) (c)	2,718,381,000	13,964,350
7.531%, 09/12/19 (MXN) (c)	1,531,208,000	7,586,983
7.551%, 07/04/19 (MXN) (c)	2,131,826,000	10,722,353
7.552%, 11/22/18 (MXN) (c)	515,873,000	2,724,225
7.583%, 07/18/19 (MXN) (c)	4,185,409,000	20,988,102
7.587%, 11/08/18 (MXN) (c)	1,026,095,000	5,435,112
7.755%, 02/28/19 (MXN) (c)	1,964,259,000	10,152,555
7.757%, 02/14/19 (MXN) (c)	4,957,558,000	25,702,530
7.764%, 03/14/19 (MXN) (c)	620,383,000	3,196,726

		263,540,223

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	$1,879,325

South Korea—7.6%
Korea Treasury Bonds 1.375%, 09/10/21 (KRW)	28,281,400,000	24,995,404
1.875%, 03/10/22 (KRW)	65,589,000,000	58,642,863
4.250%, 06/10/21 (KRW)	14,150,400,000	13,482,598

		97,120,865

Thailand—4.3%
Thailand Government Bond 3.875%, 06/13/19 (THB)	1,747,490,000	54,851,733

Ukraine—0.4%
Ukraine Government International Bond Zero Coupon, 05/31/40 (144A) (a)	10,673,000	5,601,404

Total Foreign Government (Cost $855,236,777)		772,771,255

U.S. Treasury & Government Agencies—0.6%

U.S. Treasury—0.6%
U.S. Treasury Notes 2.750%, 02/15/19 (Cost $7,039,801)	7,659,000	7,670,070

Short-Term Investments—35.3%

Discount Note—13.3%
Federal Home Loan Bank Zero Coupon, 10/01/18 (c)	170,000,000	170,000,000

Foreign Government—1.7%
Argentina Treasury Bills Zero Coupon, 09/30/19 (ARS) (c)	342,030,000	8,428,567
1.848%, 03/29/19 (ARS) (c)	22,926,000	549,691
3.020%, 10/12/18 (ARS) (c)	4,029,000	108,312

Security Description	Principal Amount*	Value

Foreign Government—(Continued)
Philippine Treasury Bill 2.946%, 12/19/18 (c)	683,970,000	$12,542,070

		21,628,640

Repurchase Agreement—14.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $185,461,791; collateralized by U.S. Treasury Note at 2.125%, maturing 09/30/24, with a market value of $189,158,150.	185,446,337	185,446,337

U.S. Treasury—5.8%
U.S. Treasury Bills 1.950%, 01/31/19 (c)	41,321,000	41,009,603
2.070%, 10/25/18 (c)	33,000,000	32,954,295

		73,963,898

Total Short-Term Investments (Cost $451,832,341)		451,038,875

Total Investments— 96.4% (Cost $1,314,108,919)		1,231,480,200
Other assets and liabilities (net)—3.6%		45,522,756

Net Assets—100.0%		$1,277,002,956

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $5,601,404, which is 0.4% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	303,973,677	JPMC	03/06/19	USD	71,254,964	$2,970,407
INR	2,130,845,000	HSBC	10/16/18	USD	30,839,352	(1,492,601)
INR	69,899,500	HSBC	10/30/18	USD	1,006,204	(45,198)
INR	14,658,000	JPMC	11/06/18	USD	210,897	(9,549)
JPY	18,213,812	DBAG	10/02/18	USD	160,630	(325)
KRW	16,897,000,000	HSBC	10/05/18	USD	15,236,249	(2,301)

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	286,550	CBNA	10/09/18	USD	220,638	$13,503
AUD	9,949,500	JPMC	10/11/18	USD	7,144,786	(47,367)
AUD	13,263,016	JPMC	10/12/18	USD	9,450,390	(137,066)
AUD	6,635,984	JPMC	10/12/18	USD	4,937,869	140,905
AUD	8,836,613	CBNA	10/15/18	USD	6,273,774	(114,114)
AUD	10,047,000	JPMC	10/15/18	USD	7,605,378	342,514
AUD	10,047,000	JPMC	10/15/18	USD	7,164,556	(98,308)
AUD	519,000	JPMC	10/18/18	USD	372,435	(2,753)
AUD	29,844,000	JPMC	10/22/18	USD	21,463,805	(111,293)
AUD	286,550	CBNA	11/08/18	USD	211,548	4,365
AUD	8,836,613	CBNA	11/13/18	USD	6,275,056	(114,282)
AUD	9,949,500	JPMC	11/13/18	USD	7,369,097	175,083
AUD	10,047,000	JPMC	11/16/18	USD	7,290,153	25,481
AUD	441,000	JPMC	11/20/18	USD	318,909	26
AUD	5,331,000	CBNA	11/23/18	USD	3,896,268	41,388
AUD	8,867,774	CBNA	12/13/18	USD	6,298,337	(115,140)
AUD	10,047,000	JPMC	02/15/19	USD	7,409,411	137,147
EUR	4,694,250	GSBU	10/04/18	USD	5,471,439	20,320
EUR	3,829,187	BOA	10/05/18	USD	4,495,082	48,153
EUR	11,300,422	DBAG	10/05/18	USD	13,205,221	81,762
EUR	3,672,600	JPMC	10/05/18	USD	4,292,682	27,601
EUR	9,359,372	UBSA	10/09/18	USD	10,993,705	121,012
EUR	5,723,000	HSBC	10/10/18	USD	6,773,914	125,043
EUR	3,411,360	JPMC	10/11/18	USD	4,047,852	84,291
EUR	3,411,360	JPMC	10/11/18	USD	3,960,944	(2,617)
EUR	11,794,825	DBAG	10/12/18	USD	13,912,821	207,692
EUR	2,518,372	BOA	10/15/18	USD	2,978,327	51,394
EUR	20,376,830	CBNA	10/15/18	USD	23,610,633	(71,975)
EUR	3,280,343	GSBU	10/15/18	USD	3,878,841	66,321
EUR	619,819	JPMC	10/15/18	USD	720,376	2
EUR	4,918,354	BOA	10/16/18	USD	5,603,530	(113,184)
EUR	900,000	GSBU	10/16/18	USD	1,057,860	11,770
EUR	3,821,000	HSBC	10/16/18	USD	4,495,005	53,771
EUR	446,000	SCB	10/17/18	USD	507,949	(10,487)
EUR	5,023,440	BOA	10/18/18	USD	5,873,205	33,440
EUR	815,500	GSBU	10/18/18	USD	961,095	13,074
EUR	1,986,636	DBAG	10/22/18	USD	2,325,576	15,387
EUR	4,103,813	GSBU	10/22/18	USD	4,815,209	43,029
EUR	4,631,000	MSC	10/22/18	USD	5,425,587	40,360
EUR	6,686,730	UBSA	10/22/18	USD	7,837,182	61,418
EUR	12,323,000	JPMC	10/23/18	USD	14,395,174	64,076
EUR	4,631,000	MSC	10/23/18	USD	5,361,378	(24,268)
EUR	3,566,100	DBAG	10/24/18	USD	4,156,397	8,859
EUR	19,463,000	SCB	10/24/18	USD	22,906,005	269,645
EUR	4,520,000	UBSA	10/24/18	USD	5,323,611	66,644
EUR	699,631	DBAG	10/25/18	USD	824,865	11,099
EUR	3,696,678	HSBC	10/25/18	USD	4,347,922	48,182
EUR	2,240,854	JPMC	10/25/18	USD	2,637,501	31,082
EUR	10,021,278	BOA	10/29/18	USD	11,796,347	136,608
EUR	10,021,278	BOA	10/31/18	USD	11,820,298	158,744
EUR	2,317,504	BBP	10/31/18	USD	2,718,029	21,197
EUR	4,190,725	CBNA	10/31/18	USD	4,917,040	40,380
EUR	49,348,225	DBAG	10/31/18	USD	58,073,978	648,469
EUR	2,480,403	SCB	10/31/18	USD	2,908,520	22,127
EUR	1,620,000	HSBC	11/02/18	USD	1,914,305	28,851
EUR	6,729,500	GSBU	11/05/18	USD	7,915,507	81,463
EUR	649,410	CBNA	11/06/18	USD	760,037	3,977

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,077,750	JPMC	11/08/18	USD	4,742,207	$(5,962)
EUR	3,078,169	JPMC	11/09/18	USD	3,597,124	12,594
EUR	419,000	HSBC	11/14/18	USD	488,958	841
EUR	609,133	JPMC	11/14/18	USD	709,563	(51)
EUR	309,733	DBAG	11/16/18	USD	355,199	(5,684)
EUR	6,622,251	JPMC	11/16/18	USD	7,590,126	(125,732)
EUR	5,023,440	BOA	11/19/18	USD	5,887,622	33,224
EUR	6,585,520	JPMC	11/20/18	USD	7,540,750	(134,725)
EUR	2,240,854	JPMC	11/21/18	USD	2,568,176	(43,763)
EUR	6,686,730	UBSA	11/23/18	USD	7,697,195	(98,080)
EUR	281,896	UBSA	11/23/18	USD	324,474	(4,156)
EUR	2,341,000	BOA	11/26/18	USD	2,695,217	(34,525)
EUR	49,367,619	DBAG	11/29/18	USD	57,923,027	343,932
EUR	2,529,597	SCB	11/29/18	USD	2,964,511	14,158
EUR	1,158,752	BBP	11/30/18	USD	1,364,506	12,908
EUR	1,120,359	BOA	12/04/18	USD	1,314,069	6,809
EUR	4,694,250	GSBU	12/04/18	USD	5,497,366	20,008
EUR	9,216,000	SCB	12/06/18	USD	10,711,462	(44,232)
EUR	7,317,560	BOA	12/07/18	USD	8,562,424	21,442
EUR	11,300,422	DBAG	12/07/18	USD	13,223,640	33,904
EUR	6,270,000	GSBU	12/07/18	USD	7,339,819	21,539
EUR	8,039,372	UBSA	12/07/18	USD	9,411,692	28,220
EUR	708,000	DBAG	12/10/18	USD	829,925	3,294
EUR	11,794,825	DBAG	12/12/18	USD	13,782,960	8,940
EUR	609,133	JPMC	12/14/18	USD	711,156	(339)
EUR	3,280,343	GSBU	12/17/18	USD	3,861,291	28,490
EUR	5,023,440	BOA	12/18/18	USD	5,900,909	30,831
EUR	1,158,752	BBP	12/28/18	USD	1,375,340	19,872
JPY	18,213,812	DBAG	10/02/18	USD	166,187	5,883
JPY	169,200,000	JPMC	10/04/18	USD	1,530,903	41,510
JPY	133,330,000	SCB	10/05/18	USD	1,274,568	100,837
JPY	159,900,000	HSBC	10/09/18	USD	1,438,868	30,823
JPY	578,374,700	BBP	10/11/18	USD	5,269,881	176,106
JPY	296,207,000	DBAG	10/11/18	USD	2,691,788	83,078
JPY	44,450,000	CBNA	10/12/18	USD	402,282	10,781
JPY	112,664,666	CBNA	10/15/18	USD	1,020,245	27,717
JPY	100,800,000	CBNA	10/15/18	USD	912,391	24,385
JPY	554,560,000	BBP	10/17/18	USD	4,962,550	76,410
JPY	183,890,000	HSBC	10/17/18	USD	1,646,218	25,993
JPY	2,806,144,805	GSBU	10/18/18	USD	25,211,310	485,037
JPY	246,638,818	BBP	10/19/18	USD	2,206,399	32,992
JPY	8,634,400	HSBC	10/22/18	USD	77,064	960
JPY	159,950,000	JPMC	10/22/18	USD	1,427,163	17,363
JPY	788,534,000	JPMC	10/23/18	USD	7,026,085	75,443
JPY	250,376,450	BBP	10/26/18	USD	2,294,842	87,389
JPY	811,652,000	BBP	10/31/18	USD	7,208,693	50,163
JPY	411,460,000	BBP	10/31/18	USD	3,731,454	102,499
JPY	359,980,000	GSBU	10/31/18	USD	3,264,947	90,030
JPY	100,475,000	MSC	10/31/18	USD	891,447	5,287
JPY	18,400,188	DBAG	11/02/18	USD	166,038	3,731
JPY	2,674,232,353	CBNA	11/08/18	USD	24,143,298	543,729
JPY	521,167,667	CBNA	11/13/18	USD	4,718,606	117,740
JPY	398,067,360	CBNA	11/16/18	USD	3,613,407	98,507
JPY	791,049,590	UBSA	11/16/18	USD	7,178,895	193,996
JPY	246,638,817	BBP	11/19/18	USD	2,211,207	32,935
JPY	2,806,144,805	GSBU	11/19/18	USD	25,268,519	485,121
JPY	92,945,025	BOA	11/20/18	USD	843,460	22,525

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	8,604,125	BOA	11/21/18	USD	76,939	$937
JPY	427,709,000	BOA	11/26/18	USD	3,900,533	121,163
JPY	8,627,500	BOA	11/26/18	USD	78,587	2,352
JPY	420,518,000	JPMC	11/28/18	USD	3,805,298	88,932
JPY	522,890,000	BBP	11/29/18	USD	4,726,817	105,394
JPY	256,658,000	DBAG	11/29/18	USD	2,327,921	59,519
JPY	525,061,000	HSBC	11/29/18	USD	4,759,095	118,484
JPY	100,475,000	BNP	11/30/18	USD	907,326	19,240
JPY	3,303,614,132	DBAG	11/30/18	USD	29,913,934	713,710
JPY	94,800,000	JPMC	11/30/18	USD	858,968	21,043
JPY	488,094,000	HSBC	12/04/18	USD	4,415,941	100,345
JPY	169,200,000	JPMC	12/04/18	USD	1,537,602	41,581
JPY	462,800,000	CBNA	12/10/18	USD	4,194,689	100,132
JPY	895,640,000	CBNA	12/11/18	USD	8,105,559	180,673
JPY	693,100,000	HSBC	12/11/18	USD	6,273,534	140,780
JPY	210,400,000	DBAG	12/12/18	USD	1,906,022	44,143
JPY	635,480,000	HSBC	12/12/18	USD	5,756,159	132,649
JPY	119,465,000	CBNA	12/13/18	USD	1,080,095	22,809
JPY	92,945,025	BOA	12/18/18	USD	838,098	15,082
JPY	804,960,460	CBNA	12/18/18	USD	7,374,641	246,822
JPY	929,100,000	DBAG	12/18/18	USD	8,534,659	307,601
JPY	2,806,650,830	GSBU	12/18/18	USD	25,324,841	472,319
JPY	930,530,000	HSBC	12/18/18	USD	8,539,519	299,799
JPY	164,870,000	HSBC	12/18/18	USD	1,482,377	22,475
JPY	228,300,000	JPMC	12/18/18	USD	2,054,295	32,729
JPY	119,300,000	MSC	12/18/18	USD	1,072,803	16,417
JPY	105,370,000	DBAG	12/19/18	USD	946,508	13,372
JPY	149,920,000	DBAG	12/28/18	USD	1,335,769	6,837
JPY	581,423,000	JPMC	12/28/18	USD	5,180,246	26,353
JPY	18,213,812	DBAG	01/04/19	USD	161,873	301
JPY	596,690,000	BBP	01/11/19	USD	5,424,849	128,658
JPY	174,225,000	GSBU	01/11/19	USD	1,583,432	37,019
JPY	360,500,000	JPMC	01/16/19	USD	3,313,419	112,329
JPY	248,150,000	SCB	01/22/19	USD	2,293,438	88,887
JPY	698,590,000	BBP	01/24/19	USD	6,463,997	256,744
JPY	105,570,000	DBAG	01/24/19	USD	973,453	35,421
JPY	2,940,787,800	JPMC	01/24/19	USD	27,205,963	1,075,884
JPY	353,334,000	CBNA	01/25/19	USD	3,280,481	140,709
JPY	544,000,000	JPMC	01/25/19	USD	5,046,429	212,375
JPY	443,025,359	HSBC	01/31/19	USD	4,161,035	222,319
JPY	222,454,667	CBNA	02/14/19	USD	2,099,768	119,764
JPY	105,370,000	BBP	02/15/19	USD	1,005,410	67,465
JPY	108,840,000	CBNA	02/15/19	USD	1,038,401	69,568
JPY	470,663,000	JPMC	02/15/19	USD	4,303,401	113,823
JPY	157,477,000	HSBC	02/19/19	USD	1,440,699	38,466
JPY	1,308,701,000	JPMC	02/19/19	USD	11,980,821	327,674
JPY	93,849,000	SCB	02/19/19	USD	854,882	19,217
JPY	406,893,200	CBNA	02/21/19	USD	3,736,427	112,708
JPY	151,705,000	CBNA	02/21/19	USD	1,393,080	42,022
JPY	644,481,000	DBAG	02/21/19	USD	5,920,111	180,477
JPY	708,721,956	CBNA	03/20/19	USD	6,403,053	77,281
JPY	843,151,259	JPMC	03/25/19	USD	7,607,540	78,808
JPY	350,622,000	SCB	03/25/19	USD	3,160,123	29,322
JPY	465,903,000	CBNA	03/26/19	USD	4,197,786	37,266
JPY	1,091,554,000	DBAG	03/26/19	USD	9,836,744	89,153
JPY	639,006,000	HSBC	03/26/19	USD	5,751,111	44,780
KRW	16,897,000,000	HSBC	10/05/18	USD	15,113,596	(120,352)
KRW	7,476,000,000	CBNA	11/15/18	USD	6,991,817	245,830

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	7,690,000,000	DBAG	11/19/18	USD	7,203,072	$263,336
KRW	14,004,000,000	HSBC	11/30/18	USD	12,535,470	(105,488)
KRW	17,622,000,000	GSBU	12/07/18	USD	16,402,476	492,352
KRW	7,689,000,000	DBAG	12/11/18	USD	7,239,772	296,753
KRW	16,897,000,000	HSBC	01/10/19	USD	15,265,155	(8,617)
KRW	23,877,000,000	HSBC	02/19/19	USD	21,368,355	(246,571)
KRW	11,175,000,000	HSBC	03/20/19	USD	10,427,845	300,767

Cross Currency Contracts to Buy
BRL	29,034,000	CBNA	10/02/18	EUR	6,433,842	(280,802)
BRL	29,034,000	CBNA	04/01/19	EUR	5,972,599	26,411
EUR	6,165,640	CBNA	10/02/18	BRL	29,034,000	(30,594)
IDR	58,860,000,000	JPMC	01/11/19	AUD	5,352,856	25,895

Net Unrealized Appreciation						$15,369,013

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Semi-Annually	1.817%	Quarterly	02/03/25	USD	8,640,000	$628,203	$—	$628,203
Receive	3M LIBOR	Semi-Annually	1.914%	Quarterly	01/22/25	USD	35,110,000	2,341,233	—	2,341,233
Receive	3M LIBOR	Semi-Annually	1.937%	Quarterly	01/29/25	USD	6,480,000	424,470	—	424,470
Receive	3M LIBOR	Semi-Annually	1.942%	Quarterly	01/30/25	USD	5,480,000	357,844	—	357,844
Receive	3M LIBOR	Semi-Annually	1.970%	Quarterly	01/23/25	USD	17,556,000	1,115,085	—	1,115,085
Receive	3M LIBOR	Semi-Annually	1.973%	Quarterly	01/27/25	USD	25,900,000	1,642,314	—	1,642,314
Receive	3M LIBOR	Semi-Annually	2.378%	Quarterly	11/18/46	USD	24,800,000	3,618,136	—	3,618,136
Receive	3M LIBOR	Semi-Annually	2.537%	Quarterly	04/13/47	USD	32,700,000	3,794,057	—	3,794,057
Receive	3M LIBOR	Semi-Annually	2.587%	Quarterly	07/27/47	USD	36,300,000	3,872,753	—	3,872,753
Receive	3M LIBOR	Semi-Annually	2.731%	Quarterly	07/07/24	USD	14,050,000	250,124	—	250,124
Receive	3M LIBOR	Semi-Annually	2.794%	Quarterly	03/13/47	USD	24,900,000	1,637,456	—	1,637,456
Receive	3M LIBOR	Semi-Annually	2.980%	Quarterly	02/20/48	USD	13,258,000	392,010	—	392,010
Receive	3M LIBOR	Semi-Annually	3.002%	Quarterly	02/22/48	USD	13,258,000	333,366	—	333,366
Receive	3M LIBOR	Semi-Annually	3.018%	Quarterly	08/22/23	USD	26,870,000	49,747	216,853	(167,106)
Receive	3M LIBOR	Semi-Annually	3.019%	Quarterly	02/23/48	USD	13,258,000	288,501	—	288,501
Receive	3M LIBOR	Semi-Annually	3.848%	Quarterly	08/20/43	USD	15,360,000	(1,935,421)	—	(1,935,421)

Totals								$18,809,878	$216,853	$18,593,025

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PEN)—	Peruvian Nuevo Sol
(THB)—	Thai Baht
(USD)—	United States Dollar

Index Abbreviations

(ARLLMON)—	Argentina Blended Policy Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$772,771,255	$—	$772,771,255
Total U.S. Treasury & Government Agencies*	—	7,670,070	—	7,670,070
Total Short-Term Investments*	—	451,038,875	—	451,038,875
Total Investments	$—	$1,231,480,200	$—	$1,231,480,200

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$19,171,514	$—	$19,171,514
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,802,501)	—	(3,802,501)
Total Forward Contracts	$—	$15,369,013	$—	$15,369,013
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$20,695,552	$—	$20,695,552
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,102,527)	—	(2,102,527)
Total Centrally Cleared Swap Contracts	$—	$18,593,025	$—	$18,593,025

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.7%
Boeing Co. (The)	111,474	$41,457,181
General Dynamics Corp.	104,826	21,459,979
Harris Corp.	81,244	13,747,297
Lockheed Martin Corp.	100,769	34,862,043
Moog, Inc. - Class A	70,594	6,068,966

		117,595,466

Air Freight & Logistics—0.1%
FedEx Corp.	10,916	2,628,464

Airlines—0.4%
JetBlue Airways Corp. (a) (b)	355,105	6,874,833
Spirit Airlines, Inc. (a) (b)	37,787	1,774,855

		8,649,688

Banks—3.1%
Bank of America Corp.	2,404,983	70,850,799
Zions Bancorp	144,781	7,260,767

		78,111,566

Beverages—1.7%
Coca-Cola Co. (The)	686,343	31,702,183
Monster Beverage Corp. (a)	176,997	10,315,385

		42,017,568

Biotechnology—1.8%
Aduro Biotech, Inc. (a) (b)	110,509	812,241
Alnylam Pharmaceuticals, Inc. (a) (b)	21,339	1,867,589
Aptinyx, Inc. (a) (b)	67,668	1,959,665
Arcus Biosciences, Inc. (a) (b)	37,977	529,399
Audentes Therapeutics, Inc. (a) (b)	28,860	1,142,567
Biogen, Inc. (a)	9,005	3,181,557
Biohaven Pharmaceutical Holding Co., Ltd. (a)	81,546	3,062,052
Bluebird Bio, Inc. (a) (b)	13,859	2,023,414
Calithera Biosciences, Inc. (a)	51,800	271,950
Celgene Corp. (a)	8,971	802,815
Coherus Biosciences, Inc. (a)	121,160	1,999,140
Five Prime Therapeutics, Inc. (a) (b)	17,861	248,625
Forty Seven, Inc. (a)	79,518	1,186,409
G1 Therapeutics, Inc. (a) (b)	28,739	1,502,762
Global Blood Therapeutics, Inc. (a) (b)	30,750	1,168,500
GlycoMimetics, Inc. (a) (b)	115,038	1,656,547
Heron Therapeutics, Inc. (a)	25,195	797,422
Incyte Corp. (a)	21,888	1,512,023
Ironwood Pharmaceuticals, Inc. (a) (b)	112,402	2,074,941
Jounce Therapeutics, Inc. (a)	25,319	164,573
Karyopharm Therapeutics, Inc. (a)	91,751	1,562,520
Loxo Oncology, Inc. (a)	16,095	2,749,509
Momenta Pharmaceuticals, Inc. (a) (b)	86,992	2,287,890
Neon Therapeutics, Inc. (a) (b)	21,757	185,805
Ra Pharmaceuticals, Inc. (a)	78,428	1,418,763
Radius Health, Inc. (a)	37,824	673,267
Regeneron Pharmaceuticals, Inc. (a)	2,830	1,143,433
Rigel Pharmaceuticals, Inc. (a)	130,522	418,976
Seattle Genetics, Inc. (a) (b)	46,025	3,549,448

Security Description	Shares	Value

Biotechnology—(Continued)
Spark Therapeutics, Inc. (a) (b)	12,800	$698,240
Syndax Pharmaceuticals, Inc. (a) (b)	88,202	712,672
TESARO, Inc. (a) (b)	21,709	846,868
Trevena, Inc. (a) (b)	188,677	399,995

		44,611,577

Capital Markets—2.7%
Blucora, Inc. (a)	361,795	14,562,249
Cohen & Steers, Inc. (b)	141,284	5,737,543
Northern Trust Corp.	141,167	14,417,386
Raymond James Financial, Inc. (b)	168,924	15,549,454
TD Ameritrade Holding Corp. (b)	293,398	15,500,216

		65,766,848

Chemicals—2.1%
Cabot Corp.	77,983	4,891,094
Celanese Corp.	74,237	8,463,018
DowDuPont, Inc.	193,490	12,443,342
FMC Corp. (b)	55,385	4,828,464
PPG Industries, Inc.	103,470	11,291,681
Praxair, Inc.	51,302	8,245,770
Westlake Chemical Corp. (b)	36,418	3,026,700

		53,190,069

Construction & Engineering—0.1%
Jacobs Engineering Group, Inc.	22,865	1,749,173

Construction Materials—0.1%
Martin Marietta Materials, Inc. (b)	2,582	469,795
Vulcan Materials Co. (b)	17,366	1,931,099

		2,400,894

Consumer Finance—1.2%
American Express Co.	118,419	12,610,439
Capital One Financial Corp.	95,391	9,055,468
OneMain Holdings, Inc. (a)	223,300	7,505,113

		29,171,020

Containers & Packaging—0.9%
Ardagh Group S.A.	143,490	2,394,848
Ball Corp. (b)	263,207	11,578,476
International Paper Co.	165,077	8,113,535

		22,086,859

Diversified Financial Services—0.3%
Voya Financial, Inc. (b)	153,198	7,609,345

Diversified Telecommunication Services—1.6%
Verizon Communications, Inc.	743,842	39,713,724

Electric Utilities—2.4%
Avangrid, Inc.	129,382	6,201,279
Edison International	250,961	16,985,041
Exelon Corp.	269,769	11,778,115

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
NextEra Energy, Inc.	108,119	$18,120,744
PG&E Corp. (a)	149,498	6,878,403

		59,963,582

Electrical Equipment—0.5%
AMETEK, Inc.	64,953	5,139,081
Eaton Corp. plc	93,748	8,130,764

		13,269,845

Electronic Equipment, Instruments & Components—0.6%
Flex, Ltd. (a)	1,203,112	15,784,829

Energy Equipment & Services—0.7%
Baker Hughes a GE Co.	249,075	8,426,207
Halliburton Co.	242,341	9,822,081

		18,248,288

Entertainment—1.6%
Cinemark Holdings, Inc. (b)	37,232	1,496,726
Electronic Arts, Inc. (a)	64,480	7,769,195
Liberty Media Corp.-Liberty Formula One - Class C (a)	124,779	4,640,531
Netflix, Inc. (a)	26,537	9,928,288
Spotify Technology S.A. (a)	14,743	2,665,977
Twenty-First Century Fox, Inc. - Class A	94,154	4,362,155
Viacom, Inc. - Class B	100,020	3,376,675
Walt Disney Co. (The)	39,693	4,641,700

		38,881,247

Equity Real Estate Investment Trusts—2.8%
Alexandria Real Estate Equities, Inc. (b)	68,145	8,571,959
American Tower Corp.	183,117	26,606,900
Camden Property Trust (b)	79,430	7,432,265
Equinix, Inc.	20,740	8,978,139
Outfront Media, Inc.	134,841	2,690,078
Public Storage	29,030	5,853,319
Simon Property Group, Inc.	56,537	9,992,915

		70,125,575

Food & Staples Retailing—1.3%
Costco Wholesale Corp.	60,083	14,112,295
Sysco Corp.	108,878	7,975,314
U.S. Foods Holding Corp. (a)	295,205	9,098,218

		31,185,827

Food Products—1.9%
Archer-Daniels-Midland Co.	129,625	6,516,249
Fresh Del Monte Produce, Inc.	96,767	3,279,434
Freshpet, Inc. (a)	100,410	3,685,047
Hormel Foods Corp. (b)	88,831	3,499,941
Hostess Brands, Inc. (a) (b)	457,720	5,066,961
McCormick & Co., Inc. (b)	49,139	6,474,063
Post Holdings, Inc. (a) (b)	178,255	17,476,120

		45,997,815

Security Description	Shares	Value

Health Care Equipment & Supplies—4.2%
Abbott Laboratories	268,980	$19,732,373
Baxter International, Inc.	131,270	10,119,604
Boston Scientific Corp. (a)	722,684	27,823,334
Danaher Corp.	131,226	14,259,017
Medtronic plc	333,774	32,833,349

		104,767,677

Health Care Providers & Services—2.7%
HCA Healthcare, Inc.	86,460	12,028,315
UnitedHealth Group, Inc.	204,367	54,369,797

		66,398,112

Hotels, Restaurants & Leisure—1.5%
Hilton Worldwide Holdings, Inc.	143,845	11,619,799
McDonald’s Corp.	131,266	21,959,489
MGM Resorts International	120,580	3,365,388

		36,944,676

Household Durables—0.1%
Installed Building Products, Inc. (a) (b)	81,222	3,167,658

Independent Power and Renewable Electricity Producers—0.6%
NRG Energy, Inc. (b)	395,661	14,797,721

Industrial Conglomerates—0.9%
3M Co.	56,956	12,001,199
General Electric Co.	831,386	9,386,348

		21,387,547

Insurance—4.0%
Allstate Corp. (The)	37,934	3,744,086
American International Group, Inc.	371,031	19,753,690
Assurant, Inc.	92,947	10,033,629
Assured Guaranty, Ltd. (b)	354,906	14,987,680
Athene Holding, Ltd. - Class A (a)	245,746	12,695,238
Hartford Financial Services Group, Inc. (The)	146,629	7,325,585
Marsh & McLennan Cos., Inc.	195,816	16,197,900
Prudential Financial, Inc.	107,535	10,895,446
Trupanion, Inc. (a) (b)	121,700	4,348,341

		99,981,595

Interactive Media & Services—3.9%
Alphabet, Inc. - Class A (a)	62,423	75,349,555
Facebook, Inc. - Class A (a)	127,227	20,923,752

		96,273,307

Internet & Direct Marketing Retail—5.8%
Amazon.com, Inc. (a)	51,151	102,455,453
eBay, Inc. (a)	186,839	6,169,424
Etsy, Inc. (a) (b)	131,098	6,735,815
Expedia Group, Inc. (b)	90,739	11,839,625
Wayfair, Inc. - Class A (a) (b)	115,995	17,128,981

		144,329,298

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—4.3%
Accenture plc - Class A	19,589	$3,334,048
Alliance Data Systems Corp. (b)	18,450	4,357,152
FleetCor Technologies, Inc. (a)	47,296	10,775,921
Genpact, Ltd.	171,722	5,256,410
Global Payments, Inc.	135,356	17,244,354
GoDaddy, Inc. - Class A (a)	158,059	13,180,540
PayPal Holdings, Inc. (a)	147,115	12,922,582
Total System Services, Inc.	26,437	2,610,389
Visa, Inc. - Class A (b)	213,373	32,025,154
WEX, Inc. (a) (b)	31,038	6,231,189

		107,937,739

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	94,045	22,954,504

Machinery—1.5%
AGCO Corp. (b)	21,791	1,324,675
Caterpillar, Inc.	53,819	8,206,859
Deere & Co.	46,314	6,962,384
Fortive Corp. (b)	80,546	6,781,973
Greenbrier Cos., Inc. (The)	60,272	3,622,347
Illinois Tool Works, Inc.	45,628	6,439,024
Pentair plc	105,932	4,592,152

		37,929,414

Marine—0.1%
Kirby Corp. (a) (b)	23,056	1,896,356

Media—2.2%
Charter Communications, Inc. - Class A (a) (b)	56,085	18,276,980
Comcast Corp. - Class A	902,941	31,973,141
Interpublic Group of Cos., Inc. (The) (b)	176,550	4,037,698
New York Times Co. (The) - Class A (b)	56,247	1,302,118

		55,589,937

Metals & Mining—0.3%
Alcoa Corp. (a)	59,535	2,405,214
ArcelorMittal	8,493	262,094
Freeport-McMoRan, Inc.	72,074	1,003,270
Southern Copper Corp.	16,982	732,603
Steel Dynamics, Inc.	60,147	2,718,043

		7,121,224

Multi-Utilities—0.7%
Sempra Energy (b)	144,589	16,446,999

Oil, Gas & Consumable Fuels—4.8%
Andeavor	53,238	8,172,033
Cabot Oil & Gas Corp. (b)	53,769	1,210,878
Chevron Corp.	185,217	22,648,335
Concho Resources, Inc. (a) (b)	47,044	7,185,971
Diamondback Energy, Inc.	40,964	5,537,923
Encana Corp.	279,821	3,668,453
EOG Resources, Inc.	9,808	1,251,207
Exxon Mobil Corp.	507,869	43,179,022

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp. (b)	96,278	$7,699,352
Newfield Exploration Co. (a) (b)	161,344	4,651,547
Noble Energy, Inc. (b)	32,582	1,016,233
ONEOK, Inc. (b)	84,023	5,695,919
TransCanada Corp.	202,879	8,208,484

		120,125,357

Personal Products—0.9%
Coty, Inc. - Class A (b)	813,395	10,216,241
Unilever NV	217,252	12,068,349

		22,284,590

Pharmaceuticals—4.8%
Aerie Pharmaceuticals, Inc. (a)	40,981	2,522,381
Allergan plc	145,494	27,713,697
Amneal Pharmaceuticals, Inc. (a) (b)	210,795	4,677,541
Assembly Biosciences, Inc. (a) (b)	23,000	854,220
AstraZeneca plc (ADR) (b)	484,306	19,163,988
Bristol-Myers Squibb Co.	413,358	25,661,265
Clearside Biomedical, Inc. (a)	32,003	196,818
Dermira, Inc. (a)	184,685	2,013,067
Elanco Animal Health, Inc. (a) (b)	45,200	1,577,028
Kala Pharmaceuticals, Inc. (a)	59,000	582,330
Mylan NV (a)	319,684	11,700,434
MyoKardia, Inc. (a) (b)	43,214	2,817,553
Nektar Therapeutics (a) (b)	32,641	1,989,795
Otonomy, Inc. (a)	102,536	281,974
Revance Therapeutics, Inc. (a) (b)	63,165	1,569,650
Teva Pharmaceutical Industries, Ltd. (ADR)	613,938	13,224,225
Tricida, Inc. (a)	53,300	1,628,315

		118,174,281

Professional Services—1.1%
Equifax, Inc.	46,587	6,082,865
IHS Markit, Ltd. (a)	196,623	10,609,777
TransUnion	78,270	5,759,107
TriNet Group, Inc. (a)	95,986	5,405,931

		27,857,680

Road & Rail—0.9%
Norfolk Southern Corp.	61,637	11,125,478
Union Pacific Corp.	69,385	11,297,960

		22,423,438

Semiconductors & Semiconductor Equipment—4.4%
Advanced Micro Devices, Inc. (a)	877,259	27,098,531
Broadcom, Inc. (b)	83,754	20,664,624
Intel Corp.	313,990	14,848,587
KLA-Tencor Corp.	40,222	4,090,980
Marvell Technology Group, Ltd.	135,775	2,620,457
Micron Technology, Inc. (a) (b)	143,370	6,484,625
NVIDIA Corp.	46,621	13,101,433
Teradyne, Inc. (b)	288,160	10,656,157
Texas Instruments, Inc.	95,020	10,194,696

		109,760,090

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—6.2%
Adobe Systems, Inc. (a)	20,981	$5,663,821
Atlassian Corp. plc - Class A (a) (b)	6,299	605,586
Autodesk, Inc. (a)	23,561	3,678,108
Guidewire Software, Inc. (a) (b)	40,491	4,089,996
Microsoft Corp.	724,938	82,911,159
PTC, Inc. (a) (b)	30,668	3,256,635
Salesforce.com, Inc. (a)	97,578	15,517,829
ServiceNow, Inc. (a) (b)	26,721	5,227,429
Splunk, Inc. (a)	16,350	1,976,879
SS&C Technologies Holdings, Inc. (b)	409,676	23,281,887
Workday, Inc. - Class A (a) (b)	54,934	8,019,265

		154,228,594

Specialty Retail—2.0%
Lowe’s Cos., Inc.	112,446	12,911,049
National Vision Holdings, Inc. (a)	290,306	13,104,413
TJX Cos., Inc. (The)	217,743	24,391,571

		50,407,033

Technology Hardware, Storage & Peripherals—3.6%
Apple, Inc.	399,364	90,152,429

Textiles, Apparel & Luxury Goods—1.4%
NIKE, Inc. - Class B	202,898	17,189,519
Skechers USA, Inc. - Class A (a) (b)	57,628	1,609,550
Tapestry, Inc.	98,446	4,948,881
Under Armour, Inc. - Class A (a) (b)	181,878	3,859,451
Under Armour, Inc. - Class C (a) (b)	325,840	6,340,846

		33,948,247

Thrifts & Mortgage Finance—0.2%
MGIC Investment Corp. (a) (b)	360,931	4,803,992

Tobacco—2.3%
Altria Group, Inc.	444,844	26,828,541
British American Tobacco plc (ADR)	526,108	24,532,416
Philip Morris International, Inc.	63,420	5,171,267

		56,532,224

Trading Companies & Distributors—0.1%
Air Lease Corp. (b)	42,800	1,963,664

Total Common Stocks (Cost $2,025,263,481)		2,459,344,652

Short-Term Investment—1.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $25,149,848; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 07/15/24, with a market value of $25,652,054.	25,147,753	$25,147,753

Total Short-Term Investments (Cost $25,147,753)		25,147,753

Securities Lending Reinvestments (c)—13.1%

Bank Note—0.2%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	5,000,000	5,000,000

Certificates of Deposit—6.4%
Banco Del Estado De Chile New York 2.466%, 1M LIBOR + 0.250%, 03/20/19 (d)	5,000,000	4,999,740
Banco Santander S.A. 2.340%, 11/07/18	5,000,000	5,000,410
Bank of Montreal Zero Coupon, 10/31/18	4,989,344	4,990,312
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	1,000,000	999,998
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	8,000,000	8,007,632
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	5,000,000	4,998,985
2.500%, 02/01/19	3,000,000	2,999,958
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	6,000,000	6,001,782
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	2,500,000	2,500,895
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	6,500,000	6,500,487
Credit Industriel et Commercial (NY) Zero Coupon, 01/25/19	5,923,369	5,952,180
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	3,000,000	3,000,039
2.500%, 11/15/18	7,000,000	6,999,832
KBC Bank NV 2.400%, 12/27/18	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	5,000,000	5,000,010
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	5,954,925	5,956,165
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	5,000,000	4,999,835
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	4,000,000	4,002,676
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	5,000,000	5,000,405
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	12,000,000	12,003,960

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	8,000,000	$7,999,064
2.551%, 1M LIBOR + 0.420%, 10/11/18 (d)	5,000,000	5,000,250
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	5,000,000	4,999,765
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (d)	1,000,682	999,871
2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	4,000,000	3,999,532
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (d)	2,000,000	2,000,104
2.423%, 3M LIBOR + 0.090%, 10/18/18 (d)	4,000,503	3,999,972
2.502%, 1M LIBOR + 0.320%, 11/21/18 (d)	7,000,000	7,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	4,000,000	4,000,476
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	7,000,000	7,003,718

		158,918,053

Commercial Paper—2.2%
Bank of China, Ltd. 2.510%, 11/02/18	6,955,587	6,984,600
2.550%, 10/19/18	3,975,350	3,994,864
2.550%, 12/20/18	2,980,875	2,982,741
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (d)	6,000,000	6,000,618
2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	5,000,000	5,002,555
LMA S.A. & LMA Americas 2.470%, 11/13/18	2,963,979	2,991,327
Sheffield Receivables Co. 2.490%, 11/26/18	4,934,638	4,980,795
2.510%, SOFR + 0.350%, 11/28/18 (d)	1,500,000	1,500,411
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	3,976,000	3,991,336
Starbird Funding Corp. 2.280%, 11/08/18	2,982,900	2,992,338
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	9,000,000	9,008,307
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (d)	4,000,000	4,000,000

		54,429,892

Repurchase Agreements—3.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $3,536,769; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $3,690,001.	3,500,000	3,500,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,800,336; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,836,000.	1,800,000	$1,800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,200,224; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,700,317; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,734,000.	1,700,000	1,700,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,018,844; collateralized by various Common Stock with an aggregate market value of $1,113,323.	1,000,000	1,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,104,363; collateralized by various Common Stock with an aggregate market value of $1,222,370.	1,100,000	1,100,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $579,704; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $590,739.	579,598	579,598
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $15,054,020; collateralized by various Common Stock with an aggregate market value of $15,620,002.	14,200,000	14,200,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $5,195,311; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $10,004,803; collateralized by various Common Stock with an aggregate market value of $11,002,143.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,937,668; collateralized by various Common Stock with an aggregate market value of $2,114,045.	1,900,000	1,900,000

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,823,283; collateralized by various Common Stock with an aggregate market value of $2,002,779.	1,800,000	$1,800,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $3,719,243; collateralized by various Common Stock with an aggregate market value of $4,117,153.	3,700,000	3,700,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $18,092,430; collateralized by various Common Stock with an aggregate market value of $20,029,395.	18,000,000	18,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $2,127,893; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,332,362.	2,100,000	2,100,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $2,531,923; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	2,500,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,632,366; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,887,686.	2,600,000	2,600,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $2,631,198; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,887,686.	2,600,000	2,600,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $3,538,675; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,887,269.	3,500,000	3,500,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $11,105,820; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $12,217,132.	11,000,000	11,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,028,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	$5,000,000

		96,779,598

Time Deposits—0.4%
DZ Bank AG 2.150%, 10/01/18	2,000,000	2,000,000
Erste Group Bank AG 2.170%, 10/01/18	3,000,000	3,000,000
Nordea Bank New York 2.140%, 10/01/18	2,000,000	2,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	2,000,000	2,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	2,000,000	2,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $326,096,215)		326,127,543

Total Investments—113.1% (Cost $2,376,507,449)		2,810,619,948
Other assets and liabilities (net)—(13.1)%		(326,221,525)

Net Assets—100.0%		$2,484,398,423

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $319,041,972 and the collateral received consisted of cash in the amount of $325,917,749. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P 500 Index E-Mini Futures	12/21/18	98	USD	14,303,100	$(370)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,459,344,652	$—	$—	$2,459,344,652
Total Short-Term Investment*	—	25,147,753	—	25,147,753
Total Securities Lending Reinvestments*	—	326,127,543	—	326,127,543
Total Investments	$2,459,344,652	$351,275,296	$—	$2,810,619,948

Collateral for Securities Loaned (Liability)	$—	$(325,917,749)	$—	$(325,917,749)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(370)	$—	$—	$(370)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-139

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—4.5%
Dexus (REIT)	1,832,966	$13,987,638
Goodman Group (REIT)	704,557	5,292,368
GPT Group (The) (REIT)	3,426,455	12,866,629
Lend Lease Group	474,469	6,722,741
Mirvac Group (REIT)	12,721,716	22,160,076

		61,029,452

Belgium—0.6%
Warehouses De Pauw CVA (REIT)	59,517	7,833,788

Canada—1.7%
Chartwell Retirement Residences	806,700	9,143,412
First Capital Realty, Inc.	509,800	7,696,435
Smart Real Estate Investment Trust (REIT)	292,900	6,918,576

		23,758,423

China—1.0%
China Overseas Land & Investment, Ltd.	2,246,000	7,033,469
China Resources Land, Ltd.	2,028,000	7,102,424

		14,135,893

France—0.4%
Gecina S.A. (REIT)	32,472	5,421,934

Germany—5.5%
ADO Properties S.A.	187,069	11,202,321
Grand City Properties S.A.	414,020	10,731,306
LEG Immobilien AG	139,411	16,550,513
Vonovia SE	760,704	37,165,718

		75,649,858

Hong Kong—9.4%
CK Asset Holdings, Ltd.	7,904,500	58,985,729
Hongkong Land Holdings, Ltd.	3,140,700	20,778,105
Link REIT (The) (REIT)	1,949,400	19,180,025
Wharf Real Estate Investment Co., Ltd.	2,671,046	17,234,905
Wheelock & Co., Ltd.	2,125,000	12,748,023

		128,926,787

Ireland—0.7%
Green REIT plc (REIT)	2,712,541	4,747,861
Hibernia REIT plc (REIT) (a)	3,248,924	5,356,451

		10,104,312

Japan—9.6%
AEON REIT Investment Corp. (REIT)	5,630	6,050,278
Hulic Co., Ltd.	1,136,795	11,158,204
Hulic Reit, Inc. (REIT)	2,861	4,166,437
Japan Hotel REIT Investment Corp. (REIT)	18,033	13,124,812
Kenedix Office Investment Corp. (REIT)	1,392	8,881,990
LaSalle Logiport (REIT)	5,660	5,205,696
Mitsui Fudosan Co., Ltd.	1,445,474	34,216,958
Mori Hills REIT Investment Corp. (REIT)	10,182	12,946,869
Nomura Real Estate Holdings, Inc.	461,200	9,311,296

Security Description	Shares	Value

Japan—(Continued)
Orix JREIT, Inc. (REIT)	10,988	$17,156,538
Tokyo Tatemono Co., Ltd.	819,800	9,999,907

		132,218,985

Norway—0.5%
Entra ASA	437,140	6,283,038

Singapore—2.2%
CapitaLand Commercial Trust (REIT)	5,639,600	7,342,041
CapitaLand, Ltd.	7,198,300	17,719,313
Mapletree Logistics Trust (REIT)	5,998,400	5,396,743

		30,458,097

Spain—0.9%
Lar Espana Real Estate Socimi S.A. (REIT)	353,366	3,598,086
Merlin Properties Socimi S.A. (REIT)	629,607	8,535,461

		12,133,547

Sweden—3.4%
Castellum AB	951,258	17,020,752
Fabege AB	979,573	13,566,503
Kungsleden AB	679,113	4,993,628
Pandox AB	271,158	4,854,980
Wihlborgs Fastigheter AB	500,837	6,023,249

		46,459,112

United Kingdom—4.2%
Grainger plc	1,321,091	5,163,655
Hammerson plc (REIT)	1,569,127	9,333,547
Land Securities Group plc (REIT)	1,333,220	15,337,886
Safestore Holdings plc (REIT)	786,559	5,336,710
Segro plc (REIT)	1,281,832	10,649,682
UNITE Group plc (The) (REIT)	1,026,226	11,939,864

		57,761,344

United States—54.5%
Alexandria Real Estate Equities, Inc. (REIT) (a)	311,198	39,145,597
American Campus Communities, Inc. (REIT)	10,122	416,622
AvalonBay Communities, Inc. (REIT)	199,515	36,142,142
Brixmor Property Group, Inc. (REIT)	1,013,865	17,752,776
Columbia Property Trust, Inc. (REIT) (a)	515,519	12,186,869
Cousins Properties, Inc. (REIT)	1,432,207	12,732,320
CubeSmart (REIT) (a)	623,632	17,792,221
CyrusOne, Inc. (REIT) (a)	252,352	15,999,117
DiamondRock Hospitality Co. (REIT) (a)	928,517	10,835,793
Douglas Emmett, Inc. (REIT)	615,926	23,232,729
Duke Realty Corp. (REIT)	485,000	13,759,450
Equinix, Inc. (REIT)	97,349	42,141,409
Equity Residential (REIT)	508,893	33,719,250
Essex Property Trust, Inc. (REIT) (a)	61,114	15,077,435
Extra Space Storage, Inc. (REIT) (a)	399,698	34,629,835
Healthcare Trust of America, Inc. (REIT) - Class A	783,775	20,903,279
Hilton Worldwide Holdings, Inc.	393,013	31,747,590
Hudson Pacific Properties, Inc. (REIT)	502,550	16,443,436
Invitation Homes, Inc. (REIT)	841,033	19,268,066

BHFTI-140

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
JBG SMITH Properties (REIT) (a)	173,093	$6,375,015
Macerich Co. (The) (REIT)	300,356	16,606,683
MGM Growth Properties LLC (REIT) - Class A	256,270	7,557,402
Mid-America Apartment Communities, Inc. (REIT)	222,380	22,278,028
Piedmont Office Realty Trust, Inc. (REIT) - Class A	607,492	11,499,824
ProLogis, Inc. (REIT)	708,689	48,042,027
Regency Centers Corp. (REIT)	410,333	26,536,235
Simon Property Group, Inc. (REIT) (a)	357,463	63,181,585
STORE Capital Corp. (REIT) (a)	648,511	18,022,121
Sun Communities, Inc. (REIT) (a)	171,410	17,404,971
Taubman Centers, Inc. (REIT) (a)	287,671	17,211,356
Tier REIT, Inc. (REIT)	196,037	4,724,492
VEREIT, Inc. (REIT)	1,997,156	14,499,353
VICI Properties, Inc. (REIT)	879,629	19,017,579
Welltower, Inc. (REIT) (a)	609,186	39,182,844

		746,065,451

Total Common Stocks (Cost $1,335,892,997)		1,358,240,021

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $5,162,242; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/24, with a market value of $5,266,804.	5,161,811	5,161,811

Total Short-Term Investments (Cost $5,161,811)		5,161,811

Securities Lending Reinvestments (b)—5.4%

Certificates of Deposit—2.9%
Banco Santander S.A. 2.340%, 11/07/18	1,000,000	1,000,082
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (c)	1,000,000	1,000,954
Barclays Bank plc 2.500%, 02/01/19	2,000,000	1,999,972
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (c)	1,500,000	1,500,445
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (c)	2,000,000	2,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (c)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (c)	3,000,000	3,000,225
Credit Industriel et Commercial Zero Coupon, 01/25/19	987,228	992,030
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	3,000,000	3,000,006

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd. 2.571%, 1M LIBOR + 0.440%, 10/11/18 (c)	1,000,000	$1,000,025
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (c)	2,000,000	1,999,934
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (c)	1,500,000	1,499,882
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (c)	3,000,000	2,999,835
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (c)	2,000,000	1,999,766
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (c)	1,500,000	1,499,929
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (c)	500,000	499,942
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (c)	1,500,000	1,500,078
2.502%, 1M LIBOR + 0.320%, 11/21/18 (c)	1,500,000	1,500,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (c)	1,000,000	1,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (c)	1,000,000	1,000,119
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (c)	3,000,000	3,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (c)	2,000,000	2,000,228
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (c)	1,000,000	1,000,531

		38,994,354

Commercial Paper—0.7%
Bank of China, Ltd. 2.510%, 11/02/18	1,490,483	1,496,700
2.550%, 10/19/18	1,490,756	1,498,074
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (c)	1,000,000	1,000,103
2.453%, 1M LIBOR + 0.320%, 02/08/19 (c)	2,500,000	2,501,277
Sheffield Receivables Co. 2.490%, 11/26/18	1,480,391	1,494,239
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834

		8,988,227

Repurchase Agreements—1.6%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $2,210,435; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $2,254,233.	2,210,030	2,210,030
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $3,008,107; collateralized by various Common Stock with an aggregate market value of $3,339,968.	3,000,000	3,000,000

BHFTI-141

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (b)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $203,769; collateralized by various Common Stock with an aggregate market value of $222,665.	200,000	$200,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $903,570; collateralized by various Common Stock with an aggregate market value of $1,000,121.	900,000	900,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $4,001,921; collateralized by various Common Stock with an aggregate market value of $4,400,857.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,019,825; collateralized by various Common Stock with an aggregate market value of $1,112,655.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,429,876; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,665,556.	2,400,000	2,400,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $5,066,413; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $2,529,998; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	2,500,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,307,352; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,443,843.	1,300,000	1,300,000

		22,510,030

Security Description	Principal Amount*	Value

Time Deposit—0.2%
Skandinaviska Enskilda Banken 2.130%, 10/01/18	3,000,000	$3,000,000

Total Securities Lending Reinvestments (Cost $73,488,798)		73,492,611

Total Investments—104.9% (Cost $1,414,543,606)		1,436,894,443
Other assets and liabilities (net)—(4.9)%		(66,923,461)

Net Assets—100.0%		$1,369,970,982

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $72,895,732 and the collateral received consisted of cash in the amount of $73,452,889. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Office REIT’s	13.7
Real Estate Operating Companies	13.5
Retail REIT’s	13.3
Residential REIT’s	11.4
Specialized REIT’s	9.8
Diversified REIT’s	8.3
Industrial REIT’s	7.0
Diversified Real Estate Activities	6.6
Real Estate Development	5.3
Health Care REITs	4.4

Glossary of Abbreviations

Other Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(REIT)—	Real Estate Investment Trust

BHFTI-142

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$61,029,452	$—	$61,029,452
Belgium	—	7,833,788	—	7,833,788
Canada	23,758,423	—	—	23,758,423
China	—	14,135,893	—	14,135,893
France	—	5,421,934	—	5,421,934
Germany	—	75,649,858	—	75,649,858
Hong Kong	—	128,926,787	—	128,926,787
Ireland	—	10,104,312	—	10,104,312
Japan	—	132,218,985	—	132,218,985
Norway	—	6,283,038	—	6,283,038
Singapore	—	30,458,097	—	30,458,097
Spain	—	12,133,547	—	12,133,547
Sweden	—	46,459,112	—	46,459,112
United Kingdom	—	57,761,344	—	57,761,344
United States	746,065,451	—	—	746,065,451
Total Common Stocks	769,823,874	588,416,147	—	1,358,240,021
Total Short-Term Investment*	—	5,161,811	—	5,161,811
Total Securities Lending Reinvestments*	—	73,492,611	—	73,492,611
Total Investments	$769,823,874	$667,070,569	$—	$1,436,894,443

Collateral for Securities Loaned (Liability)	$—	$(73,452,889)	$—	$(73,452,889)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $6,196,458 were due to the application of a systematic fair valuation model factor.

BHFTI-143

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Engility Holdings, Inc. (a)	57,266	$2,061,003
L3 Technologies, Inc.	532,900	113,305,198

		115,366,201

Biotechnology—18.9%
Aduro Biotech, Inc. (a)	31,570	232,040
Agios Pharmaceuticals, Inc. (a) (b)	170,800	13,172,096
Amgen, Inc.	580,100	120,248,929
Biogen, Inc. (a)	755,000	266,749,050
ImmunoGen, Inc. (a)	499,700	4,732,159
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	25,704,119
ProQR Therapeutics NV (a)	88,300	1,708,605
Spark Therapeutics, Inc. (a) (b)	53,520	2,919,516
Ultragenyx Pharmaceutical, Inc. (a) (b)	96,700	7,382,078
Vertex Pharmaceuticals, Inc. (a)	639,672	123,290,381

		566,138,973

Building Products—1.7%
Johnson Controls International plc	1,406,834	49,239,190

Communications Equipment—0.1%
ARRIS International plc (a)	122,915	3,194,561

Construction & Engineering—1.0%
Fluor Corp.	519,410	30,177,721

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	5,297,077

Electrical Equipment—0.3%
Nvent Electric plc	339,804	9,229,077

Electronic Equipment, Instruments & Components—4.3%
Dolby Laboratories, Inc. - Class A	295,300	20,662,141
TE Connectivity, Ltd.	1,219,625	107,241,626

		127,903,767

Energy Equipment & Services—4.6%
Core Laboratories NV	514,070	59,544,728
National Oilwell Varco, Inc. (b)	916,878	39,499,104
Weatherford International plc (a) (b)	14,614,500	39,605,295

		138,649,127

Entertainment—4.2%
Liberty Braves Group - Class A (a) (b)	47,058	1,283,742
Liberty Braves Group - Class C (a) (b)	94,117	2,564,688
Liberty Media Corp.-Liberty Formula One - Class A (a) (b)	117,647	4,185,880
Liberty Media Corp.-Liberty Formula One - Class C (a)	235,294	8,750,584
Lions Gate Entertainment Corp. - Class B	348,621	8,122,869
Madison Square Garden Co. (The) - Class A (a)	286,049	90,196,971
Viacom, Inc. - Class B	344,700	11,637,072

		126,741,806

Health Care Equipment & Supplies—2.4%
Medtronic plc	711,379	69,978,352

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Wright Medical Group NV (a) (b)	58,679	$1,702,865

		71,681,217

Health Care Providers & Services—7.6%
UnitedHealth Group, Inc.	849,000	225,867,960

Interactive Media & Services—1.5%
Facebook, Inc. - Class A (a)	75,500	12,416,730
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	2,293,137
Twitter, Inc. (a) (b)	1,100,000	31,306,000

		46,015,867

Internet & Direct Marketing Retail—1.6%
Liberty Expedia Holdings, Inc. - Class A (a)	167,951	7,900,415
Qurate Retail, Inc. (a) (b)	1,767,200	39,249,512

		47,149,927

Machinery—0.5%
Pentair plc (b)	339,804	14,730,503

Media—15.4%
AMC Networks, Inc. - Class A (a) (b)	825,825	54,785,230
CBS Corp. - Class B	323,200	18,567,840
Comcast Corp. - Class A	6,639,200	235,094,072
GCI Liberty, Inc. - Class A (a) (b)	251,927	12,848,277
Liberty Broadband Corp. - Class A (a) (b)	117,647	9,921,172
Liberty Broadband Corp. - Class C (a) (b)	305,883	25,785,937
Liberty Global plc - Class A (a)	299,400	8,661,642
Liberty Global plc - Class C (a)	299,400	8,431,104
Liberty Latin America, Ltd. - Class A (a) (b)	52,325	1,090,453
Liberty Latin America, Ltd. - Class C (a) (b)	52,325	1,079,465
Liberty SiriusXM Group - Class A (a)	470,588	20,442,343
Liberty SiriusXM Group - Class C (a)	941,176	40,894,097
MSG Networks, Inc. - Class A (a) (b)	858,150	22,140,270

		459,741,902

Metals & Mining—1.2%
Freeport-McMoRan, Inc.	1,270,800	17,689,536
Nucor Corp. (b)	274,700	17,429,715

		35,119,251

Oil, Gas & Consumable Fuels—6.6%
Anadarko Petroleum Corp.	2,794,860	188,401,513
Newfield Exploration Co. (a) (b)	255,400	7,363,182

		195,764,695

Pharmaceuticals—5.2%
Allergan plc	731,777	139,388,883
Bausch Health Cos., Inc. (a)	653,070	16,764,307

		156,153,190

Semiconductors & Semiconductor Equipment—7.2%
Broadcom, Inc. (b)	536,161	132,287,004
Cree, Inc. (a) (b)	862,200	32,651,514

BHFTI-144

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—(Continued)
Intel Corp.	1,088,348	$51,467,977

		216,406,495

Software—6.8%
Autodesk, Inc. (a)	844,300	131,803,673
Citrix Systems, Inc. (a)	521,100	57,925,476
LogMeIn, Inc.	85,873	7,651,284
Nuance Communications, Inc. (a)	400,000	6,928,000

		204,308,433

Technology Hardware, Storage & Peripherals—4.6%
Seagate Technology plc (b)	2,348,500	111,201,475
Western Digital Corp. (b)	444,489	26,020,386

		137,221,861

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	3,793,575

Total Common Stocks (Cost $1,896,660,247)		2,985,892,376

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group NV, Expires 03/01/19 (a) (Cost $573,350)	229,340	321,076

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $6,363,169; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $6,494,159.	6,362,639	6,362,639

Total Short-Term Investments (Cost $6,362,639)		6,362,639

Securities Lending Reinvestments (c)—14.9%

Certificates of Deposit—6.5%
Banco Del Estado De Chile New York 2.466%, 1M LIBOR + 0.250%, 03/20/19 (d)	5,000,000	4,999,740
Banco Santander S.A. 2.340%, 11/07/18	9,000,000	9,000,738
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	4,000,000	3,999,992
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	15,000,000	15,014,310
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	4,000,000	4,001,188

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	6,000,000	$6,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	4,000,000	4,001,432
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	7,500,000	7,500,562
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	12,500,000	12,500,500
Credit Industriel et Commercial Zero Coupon, 01/25/19	3,948,913	3,968,120
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (d)	5,000,000	5,002,365
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,500,000	1,500,019
2.500%, 11/15/18	6,000,000	5,999,856
2.530%, 12/24/18	5,000,000	4,999,890
KBC Bank NV 2.400%, 12/27/18	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	10,000,000	10,000,020
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	4,962,437	4,963,471
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	3,000,000	2,999,763
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	2,000,000	2,000,162
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	4,999,725
2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	12,500,000	12,504,125
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	4,000,000	3,999,532
2.551%, 1M LIBOR + 0.420%, 10/11/18 (d)	5,000,000	5,000,250
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	8,000,000	7,999,624
Sumitomo Mitsui Trust Bank, Ltd (NY) 2.423%, 3M LIBOR + 0.090%, 10/18/18 (d)	2,000,251	1,999,986
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (d)	4,000,000	4,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	4,750,000	4,750,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	5,000,000	5,000,595
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	10,000,000	10,001,140
2.475%, 3M LIBOR + 0.140%, 10/26/18 (d)	2,500,000	2,500,415
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	10,000,000	10,005,311

		196,212,831

Commercial Paper—2.2%
Bank of China, Ltd. 2.510%, 11/02/18	7,949,242	7,982,400
2.550%, 10/19/18	4,969,188	4,993,580
2.550%, 12/20/18	3,974,500	3,976,988

BHFTI-145

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (d)	7,500,000	$7,500,772
Sheffield Receivables Co. 2.490%, 11/26/18	8,882,348	8,965,431
2.510%, SOFR + 0.350%, 11/28/18 (d)	1,500,000	1,500,411
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	4,970,000	4,989,170
Starbird Funding Corp. 2.280%, 11/08/18	2,982,900	2,992,338
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	10,000,000	10,009,230
Victory Receivables Corp. 2.320%, 12/18/18	9,942,000	9,947,040
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (d)	3,000,000	3,000,000

		65,857,360

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.420%, OBFR + 0.250%, 10/01/18 (d)	5,000,000	5,000,000

Repurchase Agreements—4.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $5,052,528; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $5,271,430.	5,000,000	5,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $5,027,701; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $5,127,319.	5,026,779	5,026,779
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,400,635; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $3,468,002.	3,400,000	3,400,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,900,915; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $4,998,000.	4,900,000	4,900,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $3,056,533; collateralized by various Common Stock with an aggregate market value of $3,339,968.	3,000,000	3,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $3,212,692; collateralized by various Common Stock with an aggregate market value of $3,555,987.	3,200,000	$3,200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $3,922,526; collateralized by various Common Stock with an aggregate market value of $4,070,000.	3,700,000	3,700,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $15,585,933; collateralized by various Common Stock with an aggregate market value of $16,500,002.	15,000,000	15,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $25,512,247; collateralized by various Common Stock with an aggregate market value of $28,055,464.	25,500,000	25,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $5,099,125; collateralized by various Common Stock with an aggregate market value of $5,563,276.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $5,267,262; collateralized by various Common Stock with an aggregate market value of $5,785,807.	5,200,000	5,200,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $7,539,006; collateralized by various Common Stock with an aggregate market value of $8,345,581.	7,500,000	7,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $6,991,649; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,663,474.	6,900,000	6,900,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $8,405,984; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $9,218,382.	8,300,000	8,300,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $5,062,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $8,703,193; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $9,551,576.	8,600,000	8,600,000

BHFTI-146

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $6,436,192; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,108,150.	6,400,000	$6,400,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $7,582,875; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,329,863.	7,500,000	7,500,000

		131,126,779

Time Deposits—1.6%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	15,000,000	15,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	10,000,000	10,000,000
DZ Bank AG 2.150%, 10/01/18	3,000,000	3,000,000
Erste Group Bank AG 2.170%, 10/01/18	5,000,000	5,000,000
Nordea Bank New York 2.140%, 10/01/18	5,000,000	5,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	10,000,000	10,000,000

		48,000,000

Total Securities Lending Reinvestments (Cost $446,158,342)		446,196,970

Total Investments—115.0% (Cost $2,349,754,578)		3,438,773,061
Other assets and liabilities (net)—(15.0)%		(449,518,854)

Net Assets—100.0%		$2,989,254,207

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $434,762,390 and the collateral received consisted of cash in the amount of $445,958,557. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-147

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,985,892,376	$—	$—	$2,985,892,376
Total Rights*	321,076	—	—	321,076
Total Short-Term Investment*	—	6,362,639	—	6,362,639
Total Securities Lending Reinvestments*	—	446,196,970	—	446,196,970
Total Investments	$2,986,213,452	$452,559,609	$—	$3,438,773,061

Collateral for Securities Loaned (Liability)	$—	$(445,958,557)	$—	$(445,958,557)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-148

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—87.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—62.3%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	1,100,000	$1,061,349
3.500%, 12/01/25	22,586	22,715
3.500%, 03/01/30	54,305	54,708
3.500%, 10/01/30	124,860	125,794
3.500%, 12/01/30	63,669	64,147
3.500%, 02/01/31	629,910	634,642
3.500%, TBA (a)	4,100,000	4,121,070
4.500%, 12/01/23	13,098	13,264
4.500%, 11/01/25	745,945	775,175
5.000%, 03/01/23	8,991	9,322
Fannie Mae 20 Yr. Pool 3.500%, 07/01/32	3,272,292	3,283,583
3.500%, 01/01/34	2,116,922	2,125,054
4.000%, 11/01/31	1,313,308	1,336,485
4.000%, 08/01/32	1,057,466	1,083,631
Fannie Mae 30 Yr. Pool 2.500%, 01/01/43	2,709,600	2,519,495
2.500%, 04/01/47	581,266	538,122
3.000%, 09/01/42	2,438,807	2,357,040
3.000%, 10/01/42	1,973,852	1,907,596
3.000%, 11/01/42	3,498,026	3,378,978
3.000%, 08/01/46	2,170,193	2,079,183
3.000%, 11/01/46	4,640,553	4,445,340
3.000%, 02/01/47	23,702	22,703
3.000%, 10/01/47	1,017,665	974,751
3.000%, 11/01/47	184,316	176,540
3.000%, 12/01/47	1,652,915	1,583,214
3.000%, 01/01/48	843,823	808,224
3.000%, 02/01/48	2,972,007	2,846,591
3.000%, 03/01/48	40,264	38,563
3.000%, 06/01/48	37,961	36,350
3.000%, TBA (a)	5,000,000	4,784,630
3.500%, 04/01/46	3,819,798	3,775,426
3.500%, 07/01/47	3,065,685	3,038,084
3.500%, 12/01/47	16,174,863	15,956,848
3.500%, 02/01/48	6,903,007	6,797,138
3.500%, 04/01/48	995,603	980,340
3.500%, 06/01/48	2,028,436	1,997,337
4.000%, 10/01/39	123,240	125,367
4.000%, 11/01/40	5,318,446	5,410,814
4.000%, 01/01/42	321,681	327,274
4.000%, 04/01/42	486,221	494,674
4.000%, 09/01/42	2,616,521	2,661,984
4.000%, 10/01/42	738,806	751,574
4.000%, 11/01/42	189,886	191,837
4.000%, 04/01/43	247,773	250,680
4.000%, 06/01/43	314,200	318,225
4.000%, 08/01/43	475,343	481,878
4.000%, 09/01/43	2,035,890	2,068,757
4.000%, 02/01/44	133,675	135,430
4.000%, 04/01/44	206,864	209,580
4.000%, 02/01/45	216,122	218,709
4.000%, 06/01/45	94,719	96,265
4.000%, 12/01/45	1,146,695	1,159,586
4.000%, 03/01/46	257,556	260,347

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 05/01/46	74,454	$75,219
4.000%, 09/01/47	60,898	61,524
4.000%, 10/01/47	425,522	429,916
4.000%, 11/01/47	57,206	57,794
4.000%, 03/01/48	442,750	447,294
4.000%, 05/01/48	1,710,558	1,733,932
4.000%, TBA (a)	17,500,000	17,670,450
4.500%, 12/01/40	1,881,042	1,957,629
4.500%, 08/01/41	180,235	187,572
4.500%, 11/01/41	1,104,019	1,147,542
4.500%, 09/01/42	752,778	783,308
4.500%, 12/01/43	280,361	290,883
4.500%, 10/01/44	1,877,368	1,952,934
4.500%, 02/01/45	691,914	719,763
4.500%, 11/01/48	302,950	312,809
5.000%, 04/01/41	18,415	19,340
5.000%, 06/01/41	42,717	45,455
5.000%, 08/01/41	116,591	124,063
5.500%, 12/01/39	666,988	717,324
5.500%, 04/01/40	829,841	891,831
5.500%, 06/01/40	75,523	80,804
5.500%, 05/01/41	302,256	324,766
5.500%, 06/01/41	464,712	498,895
5.500%, 07/01/41	574,521	616,779
5.500%, 12/01/41	968,851	1,047,014
5.500%, 02/01/42	2,193,789	2,355,146
5.500%, 05/01/44	559,232	600,493
6.000%, 01/01/34	86,103	94,852
6.000%, 08/01/34	137,737	151,695
6.000%, 10/01/34	146,738	161,989
6.000%, 11/01/34	110,871	122,145
6.000%, 01/01/35	129,839	141,590
6.000%, 04/01/35	211,892	233,375
6.000%, 06/01/36	337,151	371,400
6.000%, 05/01/37	490,482	540,721
6.000%, 09/01/37	26,046	28,758
6.000%, 10/01/37	386,516	428,308
6.000%, 01/01/38	381,314	424,129
6.000%, 03/01/38	129,144	143,248
6.000%, 07/01/38	74,764	81,051
6.000%, 01/01/40	367,669	408,961
6.000%, 05/01/40	513,247	570,884
6.000%, 07/01/41	474,992	524,902
6.000%, 01/01/42	43,505	48,122
6.500%, 07/01/32	95,191	106,003
6.500%, 12/01/32	28,670	31,966
6.500%, 07/01/35	33,265	37,141
6.500%, 12/01/35	302,222	337,563
6.500%, 08/01/36	498,844	556,468
Fannie Mae ARM Pool 2.588%, 12M LIBOR + 1.729%, 06/01/42 (b)	79,848	82,868
2.692%, 12M LIBOR + 1.818%, 02/01/42 (b)	360,713	376,563
3.129%, 12M LIBOR + 1.818%, 09/01/41 (b)	28,383	29,642
3.381%, 12M LIBOR + 1.830%, 10/01/41 (b)	26,293	27,460
4.545%, 12M LIBOR + 1.818%, 07/01/41 (b)	43,622	45,528

BHFTI-149

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 4.547%, 12M LIBOR + 1.800%, 07/01/41 (b)	74,208	$77,801
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,419,421	9,875,007
Fannie Mae Pool 3.000%, 08/01/27	134,866	133,908
3.000%, 10/01/27	229,453	227,821
3.000%, 11/01/27	80,068	79,500
3.000%, 12/01/27	113,152	112,348
3.000%, 01/01/28	106,044	105,290
3.000%, 02/01/28	101,541	100,819
3.000%, 03/01/28	105,945	105,193
3.000%, 04/01/28	99,112	98,408
3.000%, 05/01/28	111,185	110,395
3.000%, 06/01/28	112,117	111,322
3.000%, 07/01/28	101,512	100,791
3.000%, 08/01/28	115,660	114,839
3.000%, 09/01/28	119,860	119,010
3.000%, 01/01/29	112,721	111,923
3.000%, 03/01/29	110,676	109,890
3.500%, 09/01/32	3,635,635	3,636,159
3.500%, 10/01/56	2,314,302	2,271,748
6.494%, 02/01/39	262,529	278,038
6.500%, 08/01/39	1,609,933	1,785,773
Fannie Mae REMICS (CMO) 1.750%, 06/25/42	287,156	267,006
1.750%, 01/25/43	286,084	269,097
3.000%, 05/25/46	4,758,496	4,657,464
3.136%, 1M LIBOR + 0.920%, 03/25/36 (b)	361,765	370,598
3.146%, 1M LIBOR + 0.930%, 06/25/36 (b)	587,220	602,949
4.250%, 03/25/42	1,812,793	1,847,137
4.334%, -1 x 1M LIBOR + 6.550%, 06/25/41 (b) (c)	510,424	65,209
4.500%, 12/25/40	153,539	160,899
4.750%, 01/25/41	405,562	419,010
5.000%, 12/25/23	165,789	170,090
5.000%, 12/25/34	300,766	320,263
5.000%, 03/25/35	244,619	259,719
5.000%, 08/25/39	396,487	420,969
5.000%, 02/25/41	217,793	235,057
5.500%, 07/25/34	94,045	95,633
5.500%, 06/25/35	145,306	150,978
5.500%, 08/25/35	1,099,399	1,157,321
6.000%, 06/25/45 (c)	693,264	160,853
Freddie Mac 15 Yr. Gold Pool 3.000%, 06/01/31	684,954	675,779
6.000%, 01/01/24	202,099	210,125
Freddie Mac 20 Yr. Gold Pool 3.000%, 11/01/33	2,111,555	2,080,287
3.500%, 03/01/32	1,245,244	1,249,890
3.500%, 06/01/32	3,345,448	3,357,934
3.500%, 07/01/32	1,146,591	1,150,859
3.500%, 02/01/34	4,790,325	4,808,231
4.000%, 06/01/33	1,379,361	1,413,873
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	178,798	172,488
3.000%, 01/01/43	211,201	203,901

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, 02/01/43	1,071,882	$1,035,162
3.000%, 03/01/43	10,849,792	10,476,066
3.000%, 06/01/43	3,435,661	3,315,682
3.000%, 06/01/46	71,875	68,880
3.000%, 09/01/46	785,253	752,535
3.000%, 11/01/46	411,085	393,830
3.500%, 04/01/40	341,871	339,026
3.500%, 05/01/40	426,678	423,126
3.500%, 06/01/40	747,447	741,226
3.500%, 07/01/40	166,076	164,694
3.500%, 08/01/40	344,931	342,060
3.500%, 09/01/40	271,088	268,831
3.500%, 10/01/40	231,002	229,079
3.500%, 11/01/40	232,726	230,789
3.500%, 12/01/40	273,586	271,309
3.500%, 04/01/42	711,771	705,856
3.500%, 07/01/42	135,494	134,366
3.500%, 08/01/42	51,811	51,271
3.500%, 09/01/42	328,035	325,304
3.500%, 10/01/42	1,693,930	1,679,826
3.500%, 01/01/43	769,669	763,260
3.500%, 02/01/43	332,371	329,603
3.500%, 04/01/43	6,201,596	6,145,284
3.500%, 05/01/43	484,205	480,173
3.500%, 11/01/44	525,383	518,840
3.500%, 11/01/45	5,180,755	5,115,139
3.500%, 01/01/46	698,767	689,394
3.500%, 02/01/46	724,704	713,534
3.500%, 05/01/46	1,596,098	1,576,476
3.500%, 06/01/46	870,227	858,407
3.500%, 07/01/46	1,914,485	1,887,158
3.500%, 08/01/46	418,225	412,351
3.500%, 01/01/47	3,129,244	3,089,752
3.500%, 02/01/47	3,104,866	3,059,537
3.500%, 07/01/47	1,500,006	1,477,284
3.500%, 11/01/47	192,452	189,522
3.500%, 12/01/47	951,642	937,051
4.000%, 11/01/41	16,029	16,327
4.000%, 09/01/42	105,725	107,855
4.000%, 10/01/42	97,665	99,175
4.000%, 11/01/42	475,771	484,885
4.000%, 12/01/42	188,485	191,965
4.000%, 01/01/43	33,939	34,560
4.000%, 02/01/43	260,782	265,555
4.000%, 03/01/43	120,023	122,219
4.000%, 04/01/43	51,116	52,067
4.000%, 05/01/43	525,969	536,330
4.000%, 06/01/43	42,793	43,576
4.000%, 07/01/43	437,724	445,987
4.000%, 08/01/43	330,773	336,916
4.000%, 09/01/43	588,336	599,103
4.000%, 10/01/43	536,636	547,211
4.000%, 11/01/43	21,970	22,196
4.000%, 01/01/44	649,728	662,822
4.000%, 02/01/44	88,025	89,636

BHFTI-150

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 03/01/44	62,165	$63,703
4.000%, 04/01/44	76,705	78,638
4.000%, 12/01/44	17,529	17,710
4.000%, 01/01/45	555,874	562,818
4.000%, 02/01/45	642,701	652,133
4.000%, 12/01/45	617,529	625,275
4.000%, 07/01/47	4,481,729	4,530,141
4.000%, 12/01/47	2,071,125	2,092,888
4.000%, 01/01/48	484,422	489,475
4.000%, 02/01/48	449,122	453,864
4.000%, 04/01/48	194,994	197,053
4.000%, 05/01/48	990,030	1,003,545
4.500%, 05/01/39	111,884	116,198
4.500%, 07/01/40	2,272,751	2,371,434
4.500%, 09/01/40	1,005,169	1,048,816
4.500%, 02/01/41	88,571	92,416
4.500%, 08/01/41	950,971	990,196
4.500%, 09/01/41	102,246	106,686
4.500%, 10/01/41	204,253	212,683
4.500%, 02/01/44	46,210	47,774
5.000%, 01/01/35	191,558	203,284
5.000%, 05/01/35	99,959	106,131
5.000%, 07/01/35	1,254,313	1,330,785
5.000%, 11/01/35	1,205,368	1,292,676
5.000%, 06/01/41	2,036,563	2,173,104
5.000%, 07/01/41	458,208	484,492
5.500%, 03/01/34	1,404,456	1,521,773
5.500%, 07/01/35	954,304	1,033,925
Freddie Mac ARM Non-Gold Pool 3.019%, 12M LIBOR + 1.880%, 10/01/41 (b)	330,976	347,622
3.500%, 12M LIBOR + 1.750%, 12/01/40 (b)	1,161,555	1,211,464
3.971%, 12M LIBOR + 1.750%, 09/01/41 (b)	376,926	392,300
4.204%, 12M LIBOR + 1.880%, 04/01/41 (b)	30,752	32,099
4.233%, 12M LIBOR + 1.880%, 09/01/41 (b)	36,847	38,453
4.358%, 12M LIBOR + 1.910%, 05/01/41 (b)	62,187	65,310
4.367%, 12M LIBOR + 1.884%, 10/01/42 (b)	211,196	220,860
4.477%, 12M LIBOR + 1.910%, 05/01/41 (b)	43,141	45,295
4.583%, 12M LIBOR + 1.910%, 06/01/41 (b)	60,697	63,791
4.653%, 12M LIBOR + 1.910%, 06/01/41 (b)	35,189	36,725
Freddie Mac Multifamily Aggregation Risk Transfer Trust 2.532%, 1M LIBOR + 0.320%, 02/25/20 (b)	11,611,000	11,627,259
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.869%, 11/25/19	3,630,182	3,593,378
1.883%, 05/25/19	4,357,369	4,337,300
2.086%, 03/25/19	4,570,000	4,556,444
2.313%, 03/25/20	1,440,566	1,428,736
2.314%, 1M LIBOR + 0.200%, 10/25/19 (b)	5,500,000	5,500,588
2.323%, 10/25/18	831,988	830,592
2.334%, 1M LIBOR + 0.220%, 07/25/20 (b)	2,800,000	2,801,481
2.566%, 09/25/20 (b)	3,781,917	3,761,302
2.750%, 11/25/22	4,900,000	4,771,346
2.991%, 09/25/21	1,224,000	1,219,309
3.117%, 06/25/27	2,300,000	2,228,460
3.187%, 09/25/27 (b)	1,500,000	1,455,996

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.350%, 01/25/28	9,805,000	$9,618,251
3.444%, 12/25/27	6,213,000	6,140,838
3.568%, 10/25/27 (b)	6,090,431	6,124,522
3.729%, 02/25/28	642,061	651,944
3.750%, 11/25/29	198,453	200,538
3.750%, 11/25/32	1,000,000	999,723
3.850%, 05/25/28 (b)	2,994,000	3,049,855
3.854%, 06/25/28	5,900,000	6,012,152
3.926%, 06/25/28	4,544,000	4,657,460
3.926%, 07/25/28 (b)	5,800,000	5,936,138
3.974%, 01/25/21 (b)	17,750,000	18,050,435
3.990%, 05/25/33 (b)	3,650,000	3,721,280
4.084%, 11/25/20 (b)	974,938	992,717
Freddie Mac REMICS (CMO) 1.750%, 06/15/42	214,600	202,089
2.558%, 1M LIBOR + 0.400%, 03/15/34 (b)	355,400	355,188
3.058%, 1M LIBOR + 0.900%, 02/15/33 (b)	214,236	218,399
3.500%, 11/15/31	2,130,958	2,134,065
4.000%, 01/15/41	10,411,120	10,567,991
4.250%, 03/15/40	3,005,593	3,069,794
4.500%, 12/15/26	1,590,236	1,643,075
4.500%, 09/15/27	494,976	497,655
4.500%, 02/15/41	35,188	36,246
5.000%, 10/15/34	362,979	383,935
5.000%, 12/15/37	113,347	117,819
5.000%, 03/15/41	500,000	531,555
5.000%, 04/15/41	756,894	838,811
5.000%, 05/15/41	849,231	934,705
5.500%, 05/15/34	1,960,055	2,079,899
5.500%, 11/15/36	674,803	717,222
5.500%, 06/15/41	4,220,000	4,573,033
Ginnie Mae I 30 Yr. Pool 3.000%, 05/15/42	537,348	521,070
3.000%, 04/15/43	197,492	192,457
3.000%, 05/15/43	219,914	214,334
3.000%, 01/15/45	101,875	98,836
3.000%, 02/15/45	149,437	145,039
3.000%, 03/15/45	889,692	862,742
3.000%, 05/15/45	46,374	44,970
3.000%, 06/15/45	102,036	98,946
3.000%, 07/15/45	471,995	457,732
3.500%, 11/15/41	300,682	300,705
3.500%, 02/15/42	253,227	253,246
3.500%, 03/15/42	277,252	277,009
3.500%, 05/15/42	871,312	870,441
3.500%, 06/15/42	588,695	588,014
4.000%, 09/15/40	1,599,607	1,645,386
4.000%, 10/15/40	123,978	126,872
4.000%, 03/15/41	575,452	586,469
4.000%, 06/15/41	26,487	27,029
4.000%, 09/15/41	167,988	171,891
4.000%, 10/15/41	790,340	810,809
4.000%, 11/15/41	228,270	233,656
4.000%, 12/15/41	680,544	697,262

BHFTI-151

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 4.000%, 01/15/42	40,444	$41,451
4.000%, 02/15/42	40,395	41,334
4.000%, 03/15/42	164,208	167,452
4.000%, 11/15/42	32,290	33,021
4.000%, 01/15/43	55,897	57,211
4.500%, 08/15/39	1,850,962	1,931,359
4.500%, 06/15/40	546,899	570,569
4.500%, 07/15/40	125,146	130,671
4.500%, 03/15/41	663,874	692,555
4.500%, 04/15/41	58,620	61,169
5.000%, 03/15/39	71,047	75,457
5.000%, 07/15/39	131,427	138,807
5.000%, 08/15/39	130,744	138,824
5.000%, 09/15/39	92,157	97,885
5.000%, 04/15/40	45,500	48,339
5.000%, 08/15/40	162,334	172,278
5.000%, 04/15/41	124,209	131,891
5.000%, 09/15/41	87,147	92,567
5.500%, 10/15/39	19,730	21,201
6.000%, 06/15/36	855,100	933,239
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	1,172,226	1,141,632
3.000%, 03/20/43	1,071,454	1,043,903
3.000%, 11/20/46	18,826,717	18,262,456
3.500%, 12/20/42	458,800	458,830
3.500%, 07/20/45	5,957,799	5,939,825
3.500%, 12/20/45	9,503,331	9,474,659
3.500%, 05/20/46	2,221,138	2,211,751
3.500%, 06/20/46	6,539,984	6,512,609
3.500%, 11/20/47	683,700	680,361
3.500%, 12/20/47	3,913,395	3,894,276
3.500%, TBA (a)	6,050,000	6,015,851
4.000%, 09/20/39	162,887	167,600
4.000%, 10/20/40	22,488	23,077
4.000%, 11/20/40	1,567,341	1,608,330
4.000%, 10/20/41	1,935,328	1,985,886
4.000%, 11/20/41	726,514	745,538
4.000%, 04/20/42	939,901	964,463
4.000%, 06/20/42	71,003	72,849
4.000%, 08/20/44	260,860	267,360
4.000%, 10/20/44	1,875,119	1,921,775
4.000%, 11/20/44	4,165,033	4,268,775
4.000%, 12/20/44	105,823	108,458
4.000%, TBA (a)	1,200,000	1,220,273
4.500%, 02/20/40	165,273	173,260
4.500%, 09/20/40	17,945	18,814
4.500%, TBA (a)	11,300,000	11,679,610
Ginnie Mae II Pool 4.299%, 08/20/61 (b)	167,564	167,997
4.448%, 12/20/61 (b)	3,907,152	3,932,503
4.728%, 01/20/62 (b)	1,048,965	1,055,522
5.470%, 08/20/59 (b)	1,728	1,826
Government National Mortgage Association (CMO) 1.650%, 01/20/63	860,875	848,634
1.750%, 03/20/63	5,281,699	5,201,320

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 2.380%, 1M LIBOR + 0.300%, 08/20/60 (b)	184,412	$183,979
2.380%, 1M LIBOR + 0.300%, 09/20/60 (b)	220,573	220,068
2.403%, 1M LIBOR + 0.330%, 07/20/60 (b)	235,171	234,795
2.415%, 1M LIBOR + 0.250%, 10/20/47 (b)	1,231,983	1,229,397
2.465%, 1M LIBOR + 0.300%, 05/20/48 (b)	1,534,969	1,535,889
2.465%, 1M LIBOR + 0.300%, 06/20/48 (b)	1,731,442	1,730,505
2.500%, 11/20/46	246,870	234,850
2.500%, 06/20/63	20,100,565	20,015,367
2.500%, 05/20/65	3,602,287	3,581,399
2.500%, 06/20/65	841,074	836,266
2.570%, 1M LIBOR + 0.490%, 02/20/61 (b)	282,081	282,576
2.580%, 1M LIBOR + 0.500%, 12/20/60 (b)	503,473	504,705
2.580%, 1M LIBOR + 0.500%, 02/20/61 (b)	82,398	82,558
2.580%, 1M LIBOR + 0.500%, 04/20/61 (b)	165,387	165,809
2.580%, 1M LIBOR + 0.500%, 05/20/61 (b)	348,884	349,879
2.610%, 1M LIBOR + 0.530%, 06/20/61 (b)	230,659	231,357
2.645%, 1M LIBOR + 0.480%, 01/20/38 (b)	40,238	40,390
2.665%, 1M LIBOR + 0.500%, 07/20/37 (b)	161,132	161,894
2.680%, 1M LIBOR + 0.600%, 10/20/61 (b)	801,190	805,081
2.688%, 1M LIBOR + 0.530%, 12/16/39 (b)	147,497	148,440
2.710%, 1M LIBOR + 0.630%, 01/20/62 (b)	786,653	791,245
2.710%, 1M LIBOR + 0.630%, 03/20/62 (b)	458,940	461,379
2.730%, 1M LIBOR + 0.650%, 05/20/61 (b)	128,340	128,596
2.730%, 1M LIBOR + 0.650%, 11/20/65 (b)	695,053	696,068
2.750%, 02/20/64	5,727,239	5,665,835
2.750%, 05/20/64	1,273,923	1,252,719
2.758%, 1M LIBOR + 0.600%, 11/16/39 (b)	194,441	195,879
2.770%, 1Y CMT + 0.350%, 08/20/66 (b)	5,785,801	5,793,593
2.780%, 1M LIBOR + 0.700%, 11/20/61 (b)	748,771	754,421
2.780%, 1M LIBOR + 0.700%, 01/20/62 (b)	515,476	519,169
2.920%, 1Y CMT + 0.500%, 05/20/66 (b)	6,213,239	6,236,952
3.000%, 11/16/45	2,257,510	2,196,558
3.000%, 03/20/63	4,976,615	4,963,131
3.250%, 08/20/68	4,810,655	4,779,945
3.500%, 11/20/36 (c)	146,693	10,561
3.500%, 09/20/63	2,242,267	2,247,666
3.935%, -1 x 1M LIBOR + 6.100%, 07/20/41 (b) (c)	218,465	28,176
4.000%, 12/20/40	4,200,004	4,311,090
4.500%, 05/16/40	80,000	82,619
4.500%, 05/20/40 (c)	24,165	3,418
4.500%, 12/20/40	1,895,541	1,953,145
5.000%, 12/20/39	4,188,874	4,381,440
5.000%, 03/20/40	3,190,000	3,456,512
5.010%, 09/20/60 (b)	1,359,442	1,373,296
5.150%, 08/20/60	1,310,543	1,325,369
5.296%, 07/20/60 (b)	1,494,374	1,514,252
5.500%, 04/20/34	165,438	200,318
5.780%, -1 x 1M LIBOR + 8.667%, 04/20/39 (b)	802,128	798,894
5.913%, -1 x 1M LIBOR + 8.800%, 08/20/39 (b)	2,554,997	2,568,716

		601,305,338

Federal Agencies—6.4%
Federal Home Loan Bank 2.125%, 02/11/20	25,000,000	24,790,250

BHFTI-152

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Bank 2.625%, 10/01/20	14,000,000	$13,931,008
Federal Home Loan Mortgage Corp. 6.250%, 07/15/32	7,568,000	9,969,046
6.750%, 03/15/31	481,000	643,730
Federal National Mortgage Association 1.500%, 11/30/20	2,000	1,944
6.625%, 11/15/30	1,430,000	1,883,164
Tennessee Valley Authority 5.250%, 09/15/39	557,000	682,089
5.500%, 06/15/38	6,117,000	7,645,602
5.880%, 04/01/36	2,127,000	2,727,031

		62,273,864

U.S. Treasury—19.2%
U.S. Treasury Bonds 2.500%, 02/15/46	5,001,000	4,362,591
2.750%, 08/15/47	21,139,000	19,349,617
2.750%, 11/15/47	2,250,000	2,058,486
2.875%, 08/15/45	22,188,000	20,882,722
3.000%, 11/15/44	9,140,000	8,819,029
3.000%, 11/15/45	4,756,000	4,585,081
3.000%, 05/15/47	400,000	385,062
3.000%, 08/15/48	12,555,000	12,075,850
3.625%, 02/15/44 (d) (e)	48,659,000	52,241,899
4.375%, 05/15/40	7,000,000	8,315,234
4.375%, 05/15/41	7,966,000	9,494,165
4.750%, 02/15/37	4,137,000	5,080,915
5.250%, 02/15/29 (d) (e)	14,380,000	17,168,934
U.S. Treasury Notes 1.500%, 08/15/26	4,153,000	3,708,986
2.000%, 08/15/25	11,484,000	10,763,110
2.000%, 11/15/26	2,480,000	2,295,066
2.125%, 05/15/25	871,000	824,932
2.250%, 11/15/27	119,000	111,395
2.750%, 02/28/25	1,340,000	1,320,842
2.750%, 08/31/25	1,410,000	1,386,922

		185,230,838

Total U.S. Treasury & Government Agencies (Cost $882,579,658)		848,810,040

Asset-Backed Securities—6.7%

Asset-Backed - Automobile—0.4%
Securitized Term Auto Receivables Trust 3.068%, 01/25/22 (144A)	3,550,000	3,538,786

Asset-Backed - Other—2.1%
CLUB Credit Trust 2.990%, 05/15/24 (144A)	2,096,623	2,097,263
Dell Equipment Finance Trust 3.180%, 06/22/23 (144A)	625,000	624,972
Ford Credit Floorplan Master Owner Trust 2.950%, 05/15/23	7,578,000	7,519,956

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	5,080,000	$5,068,409
Nationstar HECM Loan Trust 1.968%, 05/25/27 (144A)	2,028,708	2,024,833
2.760%, 02/25/28 (144A) (b)	3,529,676	3,529,217

		20,864,650

Asset-Backed - Student Loan—4.2%
GCO Education Loan Funding Trust 2.441%, 3M LIBOR + 0.130%, 05/25/25 (b)	440,484	440,221
Goal Capital Funding Trust 2.481%, 3M LIBOR + 0.170%, 05/28/30 (b)	557,951	557,524
Higher Education Funding I 2.471%, 3M LIBOR + 0.160%, 02/25/32 (b)	554,019	553,405
Illinois Student Assistance Commission 3.385%, 3M LIBOR + 1.050%, 04/25/22 (b)	88,088	88,202
Navient Student Loan Trust 2.406%, 1M LIBOR + 0.190%, 03/25/67 (144A) (b)	2,376,555	2,376,555
2.516%, 1M LIBOR + 0.300%, 07/26/66 (144A) (b)	1,579,420	1,580,427
2.616%, 1M LIBOR + 0.400%, 07/26/66 (144A) (b)	324,023	324,067
2.636%, 1M LIBOR + 0.420%, 08/27/29 (b)	2,179,273	2,180,859
2.816%, 1M LIBOR + 0.600%, 07/26/66 (144A) (b)	3,846,000	3,873,278
Northstar Education Finance, Inc. 2.569%, 3M LIBOR + 0.230%, 07/28/21 (b)	4,873,929	4,875,004
SLM Student Loan Trust 2.805%, 3M LIBOR + 0.470%, 01/26/26 (b)	23,319,228	23,396,763

		40,246,305

Total Asset-Backed Securities (Cost $64,685,140)		64,649,741

Foreign Government—4.8%

Sovereign—4.8%
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	10,207,459
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	15,365,079
5.500%, 12/04/23	8,920,000	9,912,888
5.500%, 04/26/24	1,900,000	2,123,901
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	8,984,279

Total Foreign Government (Cost $51,341,244)		46,593,606

Mortgage-Backed Securities—3.3%

Collateralized Mortgage Obligations—3.0%
Holmes Master Issuer plc 2.561%, 3M LIBOR + 0.420%, 10/15/54 (144A) (b)	1,218,000	1,218,269
2.699%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	5,600,000	5,593,683
National Credit Union Administration Guaranteed Notes Trust 2.571%, 1M LIBOR + 0.450%, 01/08/20 (b)	3,436,916	3,441,903

BHFTI-153

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations —(Continued)
Permanent Master Issuer plc 2.747%, 3M LIBOR + 0.380%, 07/15/58 (144A) (b)	3,471,000	$3,467,869
Seasoned Credit Risk Transfer Trust 3.500%, 08/25/57	12,631,587	12,513,755
Seasoned Loans Structured Transaction 3.500%, 06/25/28	2,137,672	2,130,663
Thornburg Mortgage Securities Trust 2.856%, 1M LIBOR + 0.640%, 09/25/43 (b)	276,469	275,300

		28,641,442

Commercial Mortgage-Backed Securities—0.3%
GS Mortgage Securities Trust 2.045%, 03/10/50	3,328,489	3,271,224

Total Mortgage-Backed Securities (Cost $32,024,707)		31,912,666

Corporate Bonds & Notes—1.6%

Diversified Financial Services—0.7%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,218,520

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	8,754,446

Total Corporate Bonds & Notes (Cost $7,848,168)		14,972,966

Short-Term Investment—1.2%
Security Description	Shares	Value

Mutual Fund—1.2%
State Street Institutional Liquid Reserves Fund Trust Class, 2.154% (f)	11,997,259	$11,998,459

Total Short-Term Investments (Cost $11,998,459)		11,998,459

Total Purchased Options— 0.2% (g) (Cost $2,161,892)		2,087,060

Total Investments—105.7% (Cost $1,052,639,268)		1,021,024,538
Other assets and liabilities (net)—(5.7)%		(55,346,647)

Net Assets—100.0%		$965,677,891

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $686,022.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2018, the market value of securities pledged was $898,079.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2018.
(g)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $35,317,628, which is 3.7% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/18	631	USD	74,950,969	$(935,801)
U.S. Treasury Note 5 Year Futures	12/31/18	144	USD	16,196,625	(156,665)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/19/18	(1)	USD	(140,500)	4,412
U.S. Treasury Note 2 Year Futures	12/31/18	(131)	USD	(27,606,203)	93,906
U.S. Treasury Note Ultra 10 Year Futures	12/19/18	(28)	USD	(3,528,000)	(7,526)

Net Unrealized Depreciation					$(1,001,674)

BHFTI-154

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - Interest Rate Swap	2.495%	GSCM	3M LIBOR	Pay	10/05/20	3,500,000	USD	3,500,000	$116,375	$169,519	$53,144
Call - OTC - Interest Rate Swap	2.788%	GSCM	3M LIBOR	Pay	01/25/21	25,000,000	USD	25,000,000	735,250	936,000	200,750
Call - OTC - Interest Rate Swap	3.058%	JPMC	3M LIBOR	Pay	04/20/21	10,100,000	USD	10,100,000	313,100	289,890	(23,210)
Put - OTC - Interest Rate Swap	2.495%	GSCM	3M LIBOR	Receive	10/05/20	3,500,000	USD	3,500,000	116,375	35,039	(81,336)
Put - OTC - Interest Rate Swap	2.788%	GSCM	3M LIBOR	Receive	01/25/21	25,000,000	USD	25,000,000	735,250	415,818	(319,432)
Put - OTC - Interest Rate Swap	3.058%	JPMC	3M LIBOR	Receive	04/20/21	10,100,000	USD	10,100,000	145,542	240,794	95,252

Totals									$2,161,892	$2,087,060	$(74,832)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - Interest Rate Swap	2.940%	JPMC	3M LIBOR	Receive	08/20/21	(15,000,000)	USD	(15,000,000)	$(480,900)	$(366,401)	$114,499
Call - OTC - Interest Rate Swap	2.955%	JPMC	3M LIBOR	Receive	08/23/21	(5,500,000)	USD	(5,500,000)	(176,000)	(136,640)	39,360
Put - OTC - Interest Rate Swap	2.940%	JPMC	3M LIBOR	Pay	08/20/21	(15,000,000)	USD	(15,000,000)	(480,900)	(559,146)	(78,246)
Put - OTC - Interest Rate Swap	2.955%	JPMC	3M LIBOR	Pay	08/23/21	(5,500,000)	USD	(5,500,000)	(176,000)	(202,176)	(26,176)

Totals									$(1,313,800)	$(1,264,363)	$49,437

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.750%	Semi-Annually	12/19/23	USD	33,250,000	$(550,959)	$(375,462)	$(175,497)
Pay	3M LIBOR	Quarterly	2.750%	Semi-Annually	12/19/25	USD	5,770,000	(127,781)	(85,351)	(42,430)

Totals								$(678,740)	$(460,813)	$(217,927)

Glossary of Abbreviations

Counterparties

(GSCM) —	Goldman Sachs Capital Markets, LP
(JPMC) —	JPMorgan Chase Bank N.A.

Currencies

(USD) —	United States Dollar

Index Abbreviations

(CMT) —	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR) —	London Interbank Offered Rate

Other Abbreviations

(ARM) —	Adjustable-Rate Mortgage
(CMO) —	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-155

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$848,810,040	$—	$848,810,040
Total Asset-Backed Securities*	—	64,649,741	—	64,649,741
Total Foreign Government*	—	46,593,606	—	46,593,606
Total Mortgage-Backed Securities*	—	31,912,666	—	31,912,666
Total Corporate Bonds & Notes*	—	14,972,966	—	14,972,966
Total Short-Term Investment*	11,998,459	—	—	11,998,459
Purchased Options at Value	—	2,087,060	—	2,087,060
Total Investments	$11,998,459	$1,009,026,079	$—	$1,021,024,538

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$98,318	$—	$—	$98,318
Futures Contracts (Unrealized Depreciation)	(1,099,992)	—	—	(1,099,992)
Total Futures Contracts	$(1,001,674)	$—	$—	$(1,001,674)
Written Options at Value	$—	$(1,264,363)	$—	$(1,264,363)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(217,927)	$—	$(217,927)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-156

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Australia—2.5%
AMP, Ltd.	14,083,922	$32,469,946
Brambles, Ltd.	671,100	5,288,084
Orica, Ltd.	3,294,100	40,386,865

		78,144,895

Canada—1.7%
Alimentation Couche-Tard, Inc. - Class B (a)	269,900	13,500,746
Cenovus Energy, Inc.	3,990,700	40,072,295

		53,573,041

China—0.5%
Baidu, Inc. (ADR) (b)	65,575	14,995,691

France—10.6%
Accor S.A.	681,533	34,938,473
BNP Paribas S.A.	2,211,776	135,174,325
Bureau Veritas S.A.	987,060	25,449,699
Danone S.A.	298,933	23,142,373
Pernod-Ricard S.A.	48,750	7,997,327
Publicis Groupe S.A.	1,063,059	63,403,676
Valeo S.A.	1,073,747	46,622,501

		336,728,374

Germany—16.8%
Allianz SE	471,500	105,034,948
Bayer AG	888,160	78,898,266
Bayerische Motoren Werke AG	1,182,007	106,469,182
Continental AG	485,000	84,426,698
Daimler AG	2,218,261	139,735,567
ThyssenKrupp AG	695,200	17,561,939

		532,126,600

Indonesia—1.6%
Bank Mandiri Persero Tbk PT	110,553,900	49,861,544

Ireland—1.6%
Ryanair Holdings plc (ADR) (a) (b)	520,204	49,960,392

Italy—3.6%
Intesa Sanpaolo S.p.A.	45,640,400	116,160,037

Japan—4.4%
Komatsu, Ltd.	1,111,500	33,822,591
Olympus Corp.	955,500	37,303,786
Omron Corp.	18,000	760,391
Toyota Motor Corp.	1,113,100	69,058,711

		140,945,479

Mexico—1.4%
Grupo Televisa S.A.B. (ADR)	2,445,008	43,374,442

Netherlands—3.6%
Akzo Nobel NV	123,461	11,543,381
ASML Holding NV	151,750	28,336,601

Security Description	Shares	Value

Netherlands—(Continued)
EXOR NV	1,109,805	$74,379,237

		114,259,219

South Africa—2.8%
Naspers, Ltd. - N Shares	411,156	88,490,683

South Korea—1.1%
Samsung Electronics Co., Ltd.	874,350	36,619,754

Sweden—7.0%
Hennes & Mauritz AB - B Shares (a)	7,294,400	134,651,309
SKF AB - B Shares	2,388,890	47,077,517
Volvo AB - B Shares	2,290,391	40,449,413

		222,178,239

Switzerland—13.0%
Cie Financiere Richemont S.A.	526,947	42,900,251
Credit Suisse Group AG (b)	6,907,254	103,658,028
Ferguson plc	59,789	5,071,916
Glencore plc (b)	26,340,920	113,547,958
Kuehne & Nagel International AG	173,355	27,440,929
LafargeHolcim, Ltd. (b)	1,592,505	78,529,871
Nestle S.A.	478,400	39,853,630

		411,002,583

Taiwan—1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,838,000	49,847,472

United Kingdom—21.1%
Ashtead Group plc	1,285,741	40,806,655
CNH Industrial NV	8,259,400	99,062,186
Diageo plc	598,500	21,195,496
Experian plc	763,800	19,616,373
G4S plc	7,859,600	24,758,348
Liberty Global plc - Class A (b)	934,500	27,035,085
Liberty Global plc - Class C (b)	2,120,600	59,716,096
Lloyds Banking Group plc	163,306,700	126,021,703
Meggitt plc	1,901,718	14,029,582
Reckitt Benckiser Group plc	187,600	17,138,066
Royal Bank of Scotland Group plc	18,857,901	60,965,991
Schroders plc	1,813,284	73,052,632
Schroders plc (non-voting shares)	10,427	346,198
Smiths Group plc	1,343,207	26,180,378
WPP plc	4,141,100	60,536,535

		670,461,324

United States—1.7%
Willis Towers Watson plc	382,830	53,956,060

Total Common Stocks (Cost $3,115,272,291)		3,062,685,829

BHFTI-157

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investment—3.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $102,074,690; collateralized by U.S. Treasury Notes at 2.125% maturity dates ranging from 02/29/24 - 03/31/24, and an aggregate market value of $104,110,815.	102,066,184	$102,066,184

Total Short-Term Investments (Cost $102,066,184)		102,066,184

Securities Lending Reinvestments (c)—4.4%

Bank Note—0.2%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	5,000,000	5,000,000

Certificates of Deposit—0.3%
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	2,000,000	2,001,174
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	2,999,835
Sumitomo Mitsui Trust Bank, Ltd. 2.443%, 3M LIBOR + 0.110%, 10/11/18 (d)	1,000,000	1,000,007
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,500,000	2,500,285

		10,501,305

Commercial Paper—0.5%
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	5,000,000	5,002,555
LMA S.A. & LMA Americas 2.470%, 11/13/18	3,951,972	3,988,436
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	5,000,000	5,002,770

		13,993,761

Repurchase Agreements—2.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $5,503,842; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $5,612,894.	5,502,834	5,502,834
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,300,616; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $3,366,000.	3,300,000	3,300,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $2,100,392; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $2,142,001.	2,100,000	$2,100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,300,616; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $3,366,000.	3,300,000	3,300,000
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $11,910,097; collateralized by various Common Stock with an aggregate market value of $13,224,045.	11,878,000	11,878,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,935,804; collateralized by various Common Stock with an aggregate market value of $2,115,313.	1,900,000	1,900,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $2,108,329; collateralized by various Common Stock with an aggregate market value of $2,333,616.	2,100,000	2,100,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $15,007,204; collateralized by various Common Stock with an aggregate market value of $16,503,214.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $5,507,055; collateralized by various Common Stock with an aggregate market value of $6,008,338.	5,400,000	5,400,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $3,342,686; collateralized by various Common Stock with an aggregate market value of $3,671,762.	3,300,000	3,300,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $5,025,675; collateralized by various Common Stock with an aggregate market value of $5,563,721.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $3,951,802; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,331,529.	3,900,000	3,900,000

BHFTI-158

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $4,760,015; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,220,047.	4,700,000	$4,700,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $4,859,752; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,331,112.	4,800,000	4,800,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $10,119,992; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $2,527,625; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	2,500,000

		84,680,834

Time Deposits—0.7%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	4,000,000	4,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	6,000,000	6,000,000
DZ Bank AG 2.150%, 10/01/18	3,000,000	3,000,000
Erste Group Bank AG 2.170%, 10/01/18	2,000,000	2,000,000
Nordea Bank New York 2.140%, 10/01/18	3,000,000	3,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	2,000,000	2,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 2.140%, 10/01/18	3,000,000	$3,000,000

		23,000,000

Total Securities Lending Reinvestments (Cost $137,169,032)		137,175,900

Total Investments—104.2% (Cost $3,354,507,507)		3,301,927,913
Other assets and liabilities (net)—(4.2)%		(132,463,605)

Net Assets—100.0%		$3,169,464,308

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $129,700,555 and the collateral received consisted of cash in the amount of $137,132,806. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Banks	15.4
Media	10.8
Automobiles	9.9
Machinery	7.0
Capital Markets	5.6
Insurance	5.0
Specialty Retail	4.3
Metals & Mining	4.1
Auto Components	4.1
Diversified Financial Services	3.4

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
CHF	56,329,000	SSBT	06/19/19	USD	59,620,657	$722,256

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

BHFTI-159

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(USD)—	United States Dollar
(CHF)—	Swiss Franc

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$78,144,895	$—	$78,144,895
Canada	53,573,041	—	—	53,573,041
China	14,995,691	—	—	14,995,691
France	—	336,728,374	—	336,728,374
Germany	—	532,126,600	—	532,126,600
Indonesia	—	49,861,544	—	49,861,544
Ireland	49,960,392	—	—	49,960,392
Italy	—	116,160,037	—	116,160,037
Japan	—	140,945,479	—	140,945,479
Mexico	43,374,442	—	—	43,374,442
Netherlands	—	114,259,219	—	114,259,219
South Africa	—	88,490,683	—	88,490,683
South Korea	—	36,619,754	—	36,619,754
Sweden	—	222,178,239	—	222,178,239
Switzerland	—	411,002,583	—	411,002,583
Taiwan	—	49,847,472	—	49,847,472
United Kingdom	86,751,181	583,710,143	—	670,461,324
United States	53,956,060	—	—	53,956,060
Total Common Stocks	302,610,807	2,760,075,022	—	3,062,685,829
Total Short-Term Investment*	—	102,066,184	—	102,066,184
Total Securities Lending Reinvestments*	—	137,175,900	—	137,175,900
Total Investments	$302,610,807	$2,999,317,106	$—	$3,301,927,913

Collateral for Securities Loaned (Liability)	$—	$(137,132,806)	$—	$(137,132,806)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$722,256	$—	$722,256

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-160

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—4.5% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.5%
U.S. Treasury Floating Rate Notes 2.192%, 3M USTBMM + 0.000%, 01/31/20 (a)	11,050,000	$11,049,014
2.225%, 3M USTBMM + 0.033%, 04/30/20 (a)	29,992,000	29,995,557
2.235%, 3M USTBMM + 0.043%, 07/31/20 (a)	28,160,000	28,159,338

Total U.S. Treasury & Government Agencies (Cost $69,202,001)		69,203,909

Municipals—2.3%
New York State Housing Finance Agency, Revenue Bonds 2.150%, 05/01/50 (a)	17,200,000	17,200,000
2.170%, 11/01/49 (a)	18,000,000	18,000,000

Total Municipals (Cost $35,200,000)		35,200,000

Commodity-Linked Securities—1.9%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 08/23/19 (144A) (a)	7,570,000	6,714,362
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 08/21/19 (144A) (a)	14,430,000	12,941,001
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 08/30/19 (144A) (a)	10,050,000	9,030,001

Total Commodity-Linked Securities (Cost $32,050,000)		28,685,364

Short-Term Investments—89.2%

Certificate of Deposit—9.8%
Bank of America N.A. 2.523%, 11/08/18	20,000,000	20,005,120
Bank of Montreal 2.440%, 01/24/19	20,000,000	19,998,898
KBC Bank NV 2.280%, 12/14/18	35,000,000	34,998,731
Sumitomo Mitsui Trust Bank, Ltd. 2.180%, 10/04/18	44,000,000	44,000,000
Wells Fargo Bank N.A. 2.350%, 1M LIBOR + 0.240%, 12/05/18 (a)	20,000,000	20,009,100
2.620%, 1M LIBOR + 0.500%, 04/05/19 (a)	13,000,000	13,024,895

		152,036,744

Commercial Paper—53.4%
Albion Capital Corp. 2.113%, 10/22/18 (144A) (b)	40,000,000	39,941,173
American Honda Finance Corp. 1.728%, 10/05/18 (b)	15,000,000	14,993,700
2.165%, 11/21/18 (b)	4,750,000	4,733,869
2.227%, 12/07/18 (b)	20,000,000	19,910,672

Commercial Paper—(Continued)
Apple, Inc. 1.975%, 10/18/18 (144A) (b)	40,000,000	39,951,933
CAFCO LLC 2.425%, 01/09/19 (144A) (b)	20,000,000	19,864,498
Cancara Asset Security LLC 2.290%, 12/11/18 (b)	20,000,000	19,903,677
Coca-Cola Co. (The) 2.303%, 12/17/18 (144A) (b)	30,000,000	29,848,667
Collateralized Commercial Paper II Co. LLC 0.195%, 1M LIBOR + 0.260%, 11/01/18 (144A) (a)	30,000,000	30,008,160
CRC Funding LLC 2.256%, 12/05/18 (144A) (b)	20,000,000	19,913,300
DBS Bank, Ltd. 2.459%, 01/17/19 (144A) (b)	5,000,000	4,962,707
2.479%, 01/16/19 (144A) (b)	10,000,000	9,926,147
HSBC Bank plc 2.544%, 1M LIBOR + 0.430%, 10/03/18 (144A) (a)	30,000,000	30,001,410
2.690%, 1M LIBOR + 0.460%, 03/27/19 (144A) (a)	15,000,000	15,024,255
IBM Corp. 2.285%, 12/20/18 (b)	14,000,000	13,925,438
ING U.S. Funding LLC 2.414%, 1M LIBOR + 0.300%, 03/04/19 (a)	20,000,000	20,018,440
Intel Corp. 2.214%, 12/21/18 (b)	35,000,000	34,816,250
Longship Funding LLC 2.163%, 11/05/18 (144A) (b)	20,000,000	19,950,494
L’Oreal U.S.A., Inc. 1.885%, 10/09/18 (b)	40,000,000	39,973,723
Manhattan Asset Funding Co. LLC 2.451%, 01/22/19 (144A) (b)	40,000,000	39,686,542
Mont Blanc Capital Corp. 2.306%, 12/05/18 (144A) (b)	22,000,000	21,904,963
Nestle Finance International, Ltd. 2.214%, 12/20/18 (b)	40,000,000	39,785,583
Old Line Funding LLC 2.284%, 12/18/18 (144A) (b)	40,000,000	39,793,450
PACCAR Financial Corp. 2.132%, 10/22/18 (b)	40,000,000	39,941,173
Proctor Gamble & Co. 2.206%, 12/06/18 (b)	29,350,000	29,224,328
Sanofi 2.253%, 12/17/18 (b)	40,000,000	39,795,556
Toronto Dominion Bank 1.666%, 10/04/18 (144A) (b)	7,500,000	7,497,360
Toyota Motor Finance 2.419%, 3M LIBOR + 0.100%, 05/10/19 (a)	30,000,000	29,996,790
UBS AG 2.459%, 1M LIBOR + 0.320%, 03/12/19 (144A) (a)	20,000,000	20,014,120
Unilever Capital Corp. Zero Coupon, 10/01/18 (b)	15,000,000	14,997,369
Wal-Mart Stores, Inc. 2.084%, 10/31/18 (b)	45,000,000	44,909,002
Westpac Banking Corp. 2.353%, 1M LIBOR + 0.220%, 12/10/18 (144A) (a)	30,000,000	30,012,810

		825,227,559

BHFTI-161

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—17.0%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 2.260% (b) (c)	184,254,604	$184,254,604
STIT-Government & Agency Portfolio, Institutional Class 2.046% (b) (c)	46,760,489	46,760,489
STIT-Treasury Portfolio, Institutional Class 2.075% (b) (c)	31,173,660	31,173,660

		262,188,753

U.S. Treasury—9.0%
U.S. Treasury Bills 2.060%, 12/27/18 (d)	35,500,000	35,314,797
2.076%, 12/06/18 (d) (e)	72,390,000	72,107,649
2.086%, 01/10/19 (d) (e)	32,000,000	31,804,958

		139,227,404

Total Short-Term Investments (Cost $1,378,748,097)		1,378,680,460

Total Investments—97.9% (Cost $1,515,200,098)		1,511,769,733
Other assets and liabilities (net)—2.1%		32,932,215

Net Assets—100.0%		$1,544,701,948

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2018.
(c)	Affiliated Issuer.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $55,790,945.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $446,987,353 which is 28.9% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/17/18	4,150	AUD	534,740,116	$(2,968,829)
Brent Crude Oil Futures	10/31/18	324	USD	26,804,520	1,523,792
Canada Government Bond 10 Year Futures	12/18/18	3,335	CAD	442,287,700	(4,664,694)
Euro STOXX 50 Index Futures	12/21/18	2,850	EUR	96,529,500	1,855,775
Euro-Bund Futures	12/06/18	969	EUR	153,867,510	(1,758,557)
FTSE 100 Index Futures	12/21/18	1,255	GBP	93,955,575	3,562,982
Gasoline RBOB Futures	10/31/18	448	USD	39,244,531	2,198,181
Hang Seng Index Futures	10/30/18	531	HKD	740,134,350	652,809
Japanese Government 10 Year Bond Futures	12/13/18	4	JPY	600,360,000	(8,484)
New York Harbor ULSD Futures	01/31/19	95	USD	9,387,273	341,817
Russell 2000 Index Mini Futures	12/21/18	1,155	USD	98,221,200	(1,096,398)
S&P 500 Index E-Mini Futures	12/21/18	677	USD	98,808,150	717,921
Silver Futures	12/27/18	246	USD	18,095,760	(198,287)
TOPIX Index Futures	12/13/18	970	JPY	17,629,750,000	12,329,974
U.S. Treasury Long Bond Futures	12/19/18	1,027	USD	144,293,500	(4,329,242)
United Kingdom Long Gilt Bond Futures	12/27/18	1,309	GBP	158,310,460	(2,333,893)
WTI Light Sweet Crude Oil Futures	10/22/18	229	USD	16,774,250	824,158

Net Unrealized Appreciation					$6,649,025

BHFTI-162

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
0.450%	Monthly	07/18/19	BBP	Barclays Commodity Strategy 1735 Excess Return Index (a)	USD	13,332,079	$(81,940)	$—	$(81,940)
0.330%	Monthly	10/23/18	BBP	Barclays Copper Excess Return Index	USD	23,501,685	1,257,377	—	1,257,377
0.300%	Monthly	04/10/19	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index 2	USD	29,681,929	2,052,289	—	2,052,289
0.470%	Monthly	07/19/19	CG	Cargill 11 Commodity Index 4 (b)	USD	39,688,270	—	—	—
0.400%	Monthly	07/18/19	GSI	Goldman Sachs Alpha Basket 1072 Excess Return Strategy (c)	USD	40,826,625	(1,138,489)	—	(1,138,489)
0.000%	Monthly	10/31/18	GSI	Hang Seng Index	HKD	116,207,871	111,841	—	111,841
0.250%	Monthly	04/25/19	JPMC	JPMorgan Contag Gas Oil Class A Excess Return Index	USD	10,734,937	344,189	—	344,189
0.250%	Monthly	11/13/18	MLI	MLCX Natural Gas Excess Return Index	USD	14,918,819	—	—	—
0.140%	Monthly	06/26/19	MLI	Merrill Lynch Gold Excess Return Index	USD	7,666,985	—	—	—
0.380%	Monthly	10/16/18	MSC	S&P GSCI Aluminum Dynamic Roll Index	USD	10,973,291	151,314	—	151,314
0.090%	Monthly	10/16/18	JPMC	S&P GSCI Gold Official Close Index	USD	21,376,479	(145,543)	—	(145,543)

Totals							$2,551,038	$—	$2,551,038

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclays Bank plc, as of September 30, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$2,733,077	20.5%
Sugar No. 11	2,666,417	20.0%
Soybean Meal	2,586,423	19.4%
Soybean	2,559,759	19.2%
Corn No. 2 Yellow	666,604	5.0%
Wheat	639,940	4.8%
Coffee “C”	586,611	4.4%
Soybean Oil	586,611	4.4%
Live Cattle	239,977	1.8%
Lean Hogs	66,660	0.5%

	$13,332,079	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of September 30, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$8,136,096	20.5%
Sugar No. 11	7,937,654	20.0%
Soybean Meal	7,699,524	19.4%
Soybean	7,620,148	19.2%
Corn No. 2 Yellow	1,984,413	5.0%
Wheat	1,905,037	4.8%
Coffee “C”	1,746,284	4.4%
Soybean Oil	1,746,284	4.4%
Live Cattle	714,389	1.8%
Lean Hogs	198,441	0.5%

	$39,688,270	100.0%

BHFTI-163

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Swap Agreements—(Continued)

(c)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of September 30, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$8,369,459	20.5%
Sugar No. 11	8,165,326	20.0%
Soybean Meal	7,920,365	19.4%
Soybean	7,838,712	19.2%
Corn No. 2 Yellow	2,041,331	5.0%
Wheat	1,959,678	4.8%
Coffee “C”	1,796,371	4.4%
Soybean Oil	1,796,371	4.4%
Live Cattle	734,879	1.8%
Lean Hogs	204,133	0.5%

	$40,826,625	100.0%

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Other Abbreviations

(EMTN)—	Euro Medium-Term Note

BHFTI-164

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$69,203,909	$—	$69,203,909
Total Municipals	—	35,200,000	—	35,200,000
Total Commodity-Linked Securities	—	28,685,364	—	28,685,364
Short-Term Investments
Certificate of Deposit	—	152,036,744	—	152,036,744
Commercial Paper	—	825,227,559	—	825,227,559
Mutual Funds	262,188,753	—	—	262,188,753
U.S. Treasury	—	139,227,404	—	139,227,404
Total Short-Term Investments	262,188,753	1,116,491,707	—	1,378,680,460
Total Investments	$262,188,753	$1,249,580,980	$—	$1,511,769,733

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$24,007,409	$—	$—	$24,007,409
Futures Contracts (Unrealized Depreciation)	(17,358,384)	—	—	(17,358,384)
Total Futures Contracts	$6,649,025	$—	$—	$6,649,025
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,917,010	$—	$3,917,010
OTC Swap Contracts at Value (Liabilities)	—	(1,365,972)	—	(1,365,972)
Total OTC Swap Contracts	$—	$2,551,038	$—	$2,551,038

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-165

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Arconic, Inc.	724,221	$15,940,104
Textron, Inc. (a)	347,528	24,837,826

		40,777,930

Automobiles—1.6%
General Motors Co. (a)	1,251,049	42,122,820

Banks—19.6%
Bank of America Corp.	4,042,275	119,085,421
Citigroup, Inc.	1,943,905	139,455,745
Citizens Financial Group, Inc.	800,129	30,860,976
Fifth Third Bancorp (a)	1,402,819	39,166,706
JPMorgan Chase & Co.	848,117	95,701,522
KeyCorp (a)	534,937	10,639,897
PNC Financial Services Group, Inc. (The)	276,369	37,638,694
Wells Fargo & Co.	728,230	38,275,769

		510,824,730

Biotechnology—1.9%
Biogen, Inc. (b)	65,739	23,226,246
Gilead Sciences, Inc.	246,506	19,032,729
Shire plc	125,470	7,569,903

		49,828,878

Building Products—1.6%
Johnson Controls International plc (a)	1,222,268	42,779,380

Capital Markets—5.2%
Bank of New York Mellon Corp. (The) (a)	681,940	34,772,120
Goldman Sachs Group, Inc. (The)	117,737	26,401,345
Morgan Stanley	976,851	45,491,951
State Street Corp.	327,437	27,432,672

		134,098,088

Chemicals—0.8%
CF Industries Holdings, Inc. (a)	402,658	21,920,701

Communications Equipment—2.6%
Cisco Systems, Inc.	1,397,989	68,012,165

Consumer Finance—0.8%
Ally Financial, Inc.	786,319	20,798,138

Containers & Packaging—1.2%
International Paper Co. (a)	621,544	30,548,888

Electrical Equipment—2.0%
Eaton Corp. plc	404,425	35,075,780
Emerson Electric Co.	214,425	16,420,667

		51,496,447

Energy Equipment & Services—0.8%
Halliburton Co.	516,662	20,940,311

Security Description	Shares	Value

Food Products—2.4%
Archer-Daniels-Midland Co.	445,432	$22,391,867
Bunge, Ltd.	152,430	10,473,465
Danone S.A.	388,507	30,076,886

		62,942,218

Health Care Equipment & Supplies—1.0%
Medtronic plc	270,875	26,645,974

Health Care Providers & Services—4.2%
Anthem, Inc. (a)	171,669	47,045,890
Cardinal Health, Inc.	395,600	21,362,400
CVS Health Corp. (a)	262,907	20,696,039
McKesson Corp.	150,853	20,010,650

		109,114,979

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	737,006	46,998,873

Household Products—2.1%
Kimberly-Clark Corp. (a)	310,143	35,244,651
Reckitt Benckiser Group plc	214,228	19,570,648

		54,815,299

Industrial Conglomerates—0.4%
General Electric Co.	926,484	10,460,004

Insurance—3.5%
Aflac, Inc.	322,876	15,197,773
Allstate Corp. (The)	268,186	26,469,958
American International Group, Inc. (a)	949,878	50,571,505

		92,239,236

Internet & Direct Marketing Retail—1.2%
eBay, Inc. (b)	934,905	30,870,563

IT Services—0.9%
Cognizant Technology Solutions Corp. - Class A	287,686	22,194,975

Machinery—1.2%
Caterpillar, Inc.	93,905	14,319,573
Ingersoll-Rand plc	161,173	16,487,998

		30,807,571

Media—2.5%
CBS Corp. - Class B	378,516	21,745,744
Charter Communications, Inc. - Class A (a) (b)	64,232	20,931,924
Comcast Corp. - Class A	655,516	23,211,822

		65,889,490

Oil, Gas & Consumable Fuels—18.7%
Anadarko Petroleum Corp.	232,864	15,697,362
BP plc (ADR)	1,195,209	55,099,135
Canadian Natural Resources, Ltd. (a)	816,647	26,680,992
Chevron Corp.	409,152	50,031,106

BHFTI-166

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Devon Energy Corp.	1,105,406	$44,149,916
Encana Corp.	653,036	8,561,302
Exxon Mobil Corp.	81,629	6,940,097
Hess Corp. (a)	621,020	44,452,612
Marathon Oil Corp. (a)	2,636,114	61,368,734
Noble Energy, Inc. (a)	691,970	21,582,544
Occidental Petroleum Corp.	322,727	26,518,478
Royal Dutch Shell plc - Class A (ADR)	909,536	61,975,783
Suncor Energy, Inc.	1,610,230	62,299,799

		485,357,860

Pharmaceuticals—8.5%
Allergan plc	232,246	44,238,218
Merck & Co., Inc.	447,082	31,715,997
Mylan NV (b)	717,320	26,253,912
Novartis AG	266,131	22,929,430
Pfizer, Inc.	1,344,923	59,270,757
Sanofi (ADR)	822,333	36,733,615

		221,141,929

Semiconductors & Semiconductor Equipment—3.4%
Intel Corp. (a)	897,883	42,460,887
QUALCOMM, Inc. (a)	654,071	47,112,734

		89,573,621

Software—1.5%
Microsoft Corp.	330,007	37,742,901

Specialty Retail—1.6%
Advance Auto Parts, Inc. (a)	194,314	32,708,876
Gap, Inc. (The) (a)	316,670	9,135,929

		41,844,805

Technology Hardware, Storage & Peripherals—0.5%
NetApp, Inc. (a)	137,215	11,785,396

Wireless Telecommunication Services—0.6%
Vodafone Group plc	7,268,368	15,583,151

Total Common Stocks (Cost $1,911,414,987)		2,490,157,321

Mutual Fund—0.4%

Investment Company Security—0.4%
Altaba, Inc. (b) (Cost $5,446,103)	163,997	11,171,476

Short-Term Investment—3.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $96,779,280; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/24, with a market value of $98,706,666.	96,771,216	$96,771,216

Total Short-Term Investments (Cost $96,771,216)		96,771,216

Securities Lending Reinvestments (c)—8.6%

Bank Note—0.4%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	10,000,000	10,000,000

Certificates of Deposit—3.9%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	5,000,000	4,999,915
Banco Santander S.A. 2.340%, 11/07/18	1,500,000	1,500,123
Bank of Montreal Zero Coupon, 10/31/18	4,989,344	4,990,312
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	5,000,000	4,999,990
Barclays Bank plc 2.500%, 02/01/19	1,000,000	999,986
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	5,000,000	5,002,935
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	5,000,000	5,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,500,000	1,500,537
Cooperative Rabobank UA 2.474%, 1M LIBOR + 0.370%, 10/01/18 (d)	4,000,000	4,000,048
2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	2,000,000	2,000,150
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	4,000,000	4,000,160
Credit Industriel et Commercial Zero Coupon, 01/25/19	2,961,684	2,976,090
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	2,000,000	2,000,026
2.500%, 11/15/18	4,000,000	3,999,904
KBC Bank NV 2.400%, 12/27/18	8,000,000	8,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	7,000,000	7,000,014
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	4,962,437	4,963,471
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	2,000,000	1,999,842
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	2,000,000	2,000,162
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	4,999,725
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	4,000,000	3,999,532
Sumitomo Mitsui Trust Bank, Ltd (NY) 2.423%, 3M LIBOR + 0.090%, 10/18/18 (d)	3,000,377	2,999,979

BHFTI-167

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (d)	1,000,000	$1,000,052
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	4,000,000	4,000,476
2.554%, 1M LIBOR + 0.450%, 04/03/19 (d)	4,000,000	4,005,900
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,000,000	3,001,593

		100,940,922

Commercial Paper—1.7%
Bank of China, Ltd. 2.510%, 11/02/18	3,974,621	3,991,200
2.550%, 10/19/18	1,987,675	1,997,432
2.550%, 12/20/18	3,974,500	3,976,988
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	15,000,000	15,007,665
Sheffield Receivables Co. 2.490%, 11/26/18	7,401,956	7,471,192
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	10,000,000	10,009,230

		43,451,541

Repurchase Agreements—2.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $2,317,187; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $2,244,000.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,324,498; collateralized by various Common Stock with an aggregate market value of $1,447,319.	1,300,000	1,300,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,505,949; collateralized by various Common Stock with an aggregate market value of $1,666,869.	1,500,000	1,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $419,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $427,641.	419,576	419,576

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,650,356; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	$2,500,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $6,234,373; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $35,016,810; collateralized by various Common Stock with an aggregate market value of $38,507,499.	35,000,000	35,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $2,329,751; collateralized by various Common Stock with an aggregate market value of $2,559,107.	2,300,000	2,300,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $2,549,563; collateralized by various Common Stock with an aggregate market value of $2,781,638.	2,500,000	2,500,000
Societe Generale Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $3,037,345; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945.	3,000,000	3,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $4,149,197; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,553,658.	4,100,000	4,100,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $3,242,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,554,075.	3,200,000	3,200,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $3,949,800; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,331,529.	3,900,000	3,900,000

		68,919,576

Total Securities Lending Reinvestments (Cost $223,283,884)		223,312,039

Total Investments—108.4% (Cost $2,236,916,190)		2,821,412,052
Other assets and liabilities (net)—(8.4)%		(218,861,836)

Net Assets—100.0%		$2,602,550,216

BHFTI-168

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $217,274,305 and the collateral received consisted of cash in the amount of $223,166,170. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	121,837	GSI	10/26/18	USD	94,176	$202
CHF	60,509	GSI	10/26/18	USD	63,080	(1,292)
EUR	382,337	GSI	10/26/18	USD	451,221	(6,477)
GBP	333,660	BBP	10/26/18	USD	437,478	(2,124)
GBP	187,964	GSI	10/26/18	USD	247,037	(1,785)

Contracts to Deliver
CAD	19,372,934	BBP	10/26/18	USD	14,988,392	(18,487)
CAD	19,372,934	JPMC	10/26/18	USD	14,987,791	(19,087)
CAD	19,370,593	RBC	10/26/18	USD	14,986,455	(18,610)
CHF	5,440,428	GSI	10/26/18	USD	5,682,277	126,906
CHF	5,515,485	JPMC	10/26/18	USD	5,760,839	128,826
EUR	18,210,587	BBP	10/26/18	USD	21,515,089	332,048
EUR	18,210,587	GSI	10/26/18	USD	21,511,911	328,870
EUR	18,210,618	JPMC	10/26/18	USD	21,510,182	327,104
GBP	12,622,795	BBP	10/26/18	USD	16,591,780	121,752
GBP	12,621,862	GSI	10/26/18	USD	16,592,259	123,447
GBP	12,621,862	JPMC	10/26/18	USD	16,592,789	123,977

Net Unrealized Appreciation						$1,545,270

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	U.S. Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-169

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$40,777,930	$—	$—	$40,777,930
Automobiles	42,122,820	—	—	42,122,820
Banks	510,824,730	—	—	510,824,730
Biotechnology	42,258,975	7,569,903	—	49,828,878
Building Products	42,779,380	—	—	42,779,380
Capital Markets	134,098,088	—	—	134,098,088
Chemicals	21,920,701	—	—	21,920,701
Communications Equipment	68,012,165	—	—	68,012,165
Consumer Finance	20,798,138	—	—	20,798,138
Containers & Packaging	30,548,888	—	—	30,548,888
Electrical Equipment	51,496,447	—	—	51,496,447
Energy Equipment & Services	20,940,311	—	—	20,940,311
Food Products	32,865,332	30,076,886	—	62,942,218
Health Care Equipment & Supplies	26,645,974	—	—	26,645,974
Health Care Providers & Services	109,114,979	—	—	109,114,979
Hotels, Restaurants & Leisure	46,998,873	—	—	46,998,873
Household Products	35,244,651	19,570,648	—	54,815,299
Industrial Conglomerates	10,460,004	—	—	10,460,004
Insurance	92,239,236	—	—	92,239,236
Internet & Direct Marketing Retail	30,870,563	—	—	30,870,563
IT Services	22,194,975	—	—	22,194,975
Machinery	30,807,571	—	—	30,807,571
Media	65,889,490	—	—	65,889,490
Oil, Gas & Consumable Fuels	485,357,860	—	—	485,357,860
Pharmaceuticals	198,212,499	22,929,430	—	221,141,929
Semiconductors & Semiconductor Equipment	89,573,621	—	—	89,573,621
Software	37,742,901	—	—	37,742,901
Specialty Retail	41,844,805	—	—	41,844,805
Technology Hardware, Storage & Peripherals	11,785,396	—	—	11,785,396
Wireless Telecommunication Services	—	15,583,151	—	15,583,151
Total Common Stocks	2,394,427,303	95,730,018	—	2,490,157,321
Total Mutual Fund*	11,171,476	—	—	11,171,476
Total Short-Term Investment*	—	96,771,216	—	96,771,216
Total Securities Lending Reinvestments*	—	223,312,039	—	223,312,039
Total Investments	$2,405,598,779	$415,813,273	$—	$2,821,412,052

Collateral for Securities Loaned (Liability)	$—	$(223,166,170)	$—	$(223,166,170)

BHFTI-170

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,613,132	$—	$1,613,132
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(67,862)	—	(67,862)
Total Forward Contracts	$—	$1,545,270	$—	$1,545,270

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-171

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
BWX Technologies, Inc.	117,297	$7,335,755
TransDigm Group, Inc. (a) (b)	27,501	10,238,622

		17,574,377

Auto Components—1.2%
Cooper-Standard Holdings, Inc. (b)	69,853	8,380,963
Visteon Corp. (a) (b)	62,084	5,767,604

		14,148,567

Banks—3.3%
BankUnited, Inc.	159,501	5,646,336
Cathay General Bancorp (a)	211,594	8,768,455
Cullen/Frost Bankers, Inc.	87,786	9,168,370
MB Financial, Inc.	172,212	7,940,695
Sterling Bancorp	283,122	6,228,684

		37,752,540

Beverages—0.7%
Boston Beer Co., Inc. (The) - Class A (b)	27,743	7,976,113

Biotechnology—7.5%
Adamas Pharmaceuticals, Inc. (a) (b)	341,383	6,834,488
Agios Pharmaceuticals, Inc. (a) (b)	129,718	10,003,852
Amicus Therapeutics, Inc. (a) (b)	715,571	8,651,253
Halozyme Therapeutics, Inc. (a) (b)	587,772	10,679,817
Neurocrine Biosciences, Inc. (a) (b)	142,737	17,549,514
Repligen Corp. (a) (b)	210,711	11,686,032
Sage Therapeutics, Inc. (b)	62,790	8,869,088
Sarepta Therapeutics, Inc. (a) (b)	81,268	13,125,595

		87,399,639

Building Products—0.6%
Masonite International Corp. (b)	102,692	6,582,557

Capital Markets—2.7%
Evercore, Inc. - Class A	115,523	11,615,838
LPL Financial Holdings, Inc.	136,484	8,804,583
MarketAxess Holdings, Inc. (a)	42,658	7,614,026
WisdomTree Investments, Inc.	359,638	3,049,730

		31,084,177

Chemicals—1.6%
Ingevity Corp. (b)	100,659	10,255,139
PolyOne Corp.	193,529	8,461,088

		18,716,227

Commercial Services & Supplies—1.7%
Brink’s Co. (The) (a)	128,839	8,986,520
Deluxe Corp.	108,311	6,167,229
MSA Safety, Inc.	43,941	4,677,080

		19,830,829

Construction Materials—0.7%
Martin Marietta Materials, Inc.	47,139	8,576,941

Containers & Packaging—0.7%
Berry Global Group, Inc. (b)	175,594	8,496,994

Distributors—1.0%
Pool Corp.	70,319	11,734,835

Diversified Consumer Services—0.7%
Adtalem Global Education, Inc. (b)	162,336	7,824,595

Diversified Telecommunication Services—0.8%
Cogent Communications Holdings, Inc.	165,163	9,216,095

Electronic Equipment, Instruments & Components—5.0%
Cognex Corp.	204,333	11,405,868
II-VI, Inc. (b)	174,290	8,243,917
Littelfuse, Inc.	48,409	9,579,657
National Instruments Corp.	172,535	8,338,617
Trimble, Inc. (b)	211,859	9,207,392
Zebra Technologies Corp. - Class A (b)	63,783	11,278,748

		58,054,199

Energy Equipment & Services—1.1%
Oil States International, Inc. (b)	235,802	7,828,626
Patterson-UTI Energy, Inc.	317,855	5,438,499

		13,267,125

Entertainment—1.4%
IMAX Corp. (b)	177,880	4,589,304
Take-Two Interactive Software, Inc. (b)	85,734	11,830,435

		16,419,739

Equity Real Estate Investment Trusts—0.5%
CubeSmart	199,533	5,692,677

Food Products—0.7%
Lancaster Colony Corp.	51,047	7,616,723

Health Care Equipment & Supplies—6.6%
Align Technology, Inc. (a) (b)	28,536	11,163,854
Avanos Medical, Inc. (b)	179,496	12,295,476
Cantel Medical Corp.	85,568	7,877,390
DexCom, Inc. (b)	88,239	12,621,707
Hill-Rom Holdings, Inc.	91,826	8,668,374
ICU Medical, Inc. (b)	37,266	10,536,962
Integra LifeSciences Holdings Corp. (a) (b)	144,697	9,531,191
Nevro Corp. (b)	73,933	4,214,181

		76,909,135

Health Care Providers & Services—5.1%
BioTelemetry, Inc. (b)	141,187	9,099,502
Chemed Corp.	34,955	11,170,919
Encompass Health Corp.	146,773	11,440,955
HealthEquity, Inc. (a) (b)	203,825	19,243,118
Select Medical Holdings Corp. (b)	410,572	7,554,525

		58,509,019

BHFTI-172

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.6%
Medidata Solutions, Inc. (a) (b)	95,884	$7,029,256

Hotels, Restaurants & Leisure—4.7%
Dunkin’ Brands Group, Inc. (a)	128,950	9,506,194
Jack in the Box, Inc.	62,646	5,251,614
Penn National Gaming, Inc. (b)	383,021	12,609,051
Six Flags Entertainment Corp. (a)	124,423	8,687,214
Texas Roadhouse, Inc. (a)	156,591	10,850,191
Wendy’s Co. (The)	465,777	7,983,418

		54,887,682

Insurance—2.9%
American Equity Investment Life Holding Co.	256,497	9,069,734
American Financial Group, Inc.	77,401	8,589,189
Hanover Insurance Group, Inc. (The)	75,903	9,364,153
RLI Corp. (a)	85,533	6,721,183

		33,744,259

IT Services—1.7%
Booz Allen Hamilton Holding Corp.	219,527	10,895,125
EPAM Systems, Inc. (b)	66,600	9,170,820

		20,065,945

Leisure Products—0.7%
Brunswick Corp.	123,572	8,281,795

Life Sciences Tools & Services—2.2%
Bio-Techne Corp.	65,060	13,279,396
PerkinElmer, Inc. (a)	126,795	12,333,350

		25,612,746

Machinery—5.7%
Hillenbrand, Inc.	7,500	392,250
ITT, Inc. (a)	168,905	10,347,120
John Bean Technologies Corp. (a)	83,816	9,999,249
Kennametal, Inc. (a)	170,318	7,419,052
Lincoln Electric Holdings, Inc.	78,461	7,331,396
Oshkosh Corp.	107,590	7,664,711
Timken Co. (The)	149,088	7,432,037
WABCO Holdings, Inc. (b)	53,222	6,277,003
Wabtec Corp.	83,151	8,720,877

		65,583,695

Oil, Gas & Consumable Fuels—2.6%
Centennial Resource Development, Inc. - Class A (a) (b)	418,845	9,151,763
Laredo Petroleum, Inc. (b)	431,127	3,522,308
Parsley Energy, Inc. - Class A (b)	254,541	7,445,324
PBF Energy, Inc. - Class A (a)	189,942	9,480,005

		29,599,400

Pharmaceuticals—3.1%
Aerie Pharmaceuticals, Inc. (b)	146,448	9,013,874
Catalent, Inc. (b)	220,992	10,066,186
GW Pharmaceuticals plc (ADR) (a) (b)	56,581	9,773,802

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Intersect ENT, Inc. (b)	255,683	$7,350,886

		36,204,748

Professional Services—1.4%
CoStar Group, Inc. (b)	39,445	16,600,034

Road & Rail—2.2%
Knight-Swift Transportation Holdings, Inc. (a)	200,950	6,928,756
Landstar System, Inc.	73,989	9,026,658
Old Dominion Freight Line, Inc.	58,341	9,408,070

		25,363,484

Semiconductors & Semiconductor Equipment—4.6%
Integrated Device Technology, Inc. (b)	259,777	12,212,117
MKS Instruments, Inc.	75,332	6,037,860
Monolithic Power Systems, Inc.	60,875	7,641,639
Power Integrations, Inc.	88,346	5,583,467
Semtech Corp. (b)	207,560	11,540,336
Silicon Laboratories, Inc. (a) (b)	109,172	10,021,989

		53,037,408

Software—14.4%
2U, Inc. (b)	118,468	8,907,609
Apptio, Inc. - Class A (b)	236,965	8,758,226
Aspen Technology, Inc. (b)	164,316	18,717,236
Blackline, Inc. (b)	192,060	10,845,628
CommVault Systems, Inc. (b)	150,377	10,526,390
Fair Isaac Corp. (b)	76,367	17,453,678
Guidewire Software, Inc. (a) (b)	132,049	13,338,269
Pegasystems, Inc.	156,698	9,809,295
Proofpoint, Inc. (b)	81,072	8,620,386
Q2 Holdings, Inc. (b)	211,175	12,786,646
Qualys, Inc. (a) (b)	123,878	11,037,530
RealPage, Inc. (b)	206,998	13,641,168
SailPoint Technologies Holding, Inc. (b)	307,526	10,462,034
Ultimate Software Group, Inc. (The) (b)	36,687	11,820,185

		166,724,280

Specialty Retail—1.8%
Five Below, Inc. (a) (b)	106,868	13,899,252
Urban Outfitters, Inc. (a) (b)	169,366	6,927,069

		20,826,321

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc. (a)	66,194	6,526,728
G-III Apparel Group, Ltd. (a) (b)	164,518	7,928,122
Steven Madden, Ltd. (a)	181,035	9,576,752

		24,031,602

Trading Companies & Distributors—1.3%
Univar, Inc. (b)	245,720	7,533,775
Watsco, Inc. (a)	41,300	7,355,530

		14,889,305

Total Common Stocks (Cost $700,617,892)		1,125,865,063

BHFTI-173

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investment—3.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $34,386,272; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $35,075,826.	34,383,407	$34,383,407

Total Short-Term Investments (Cost $34,383,407)		34,383,407

Securities Lending Reinvestments (c)—17.4%

Bank Note—0.4%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	4,000,000	4,000,000

Certificates of Deposit—4.8%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	3,000,000	2,999,949
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	3,000,000	2,999,994
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	1,500,000	1,501,431
Barclays Bank plc 2.500%, 02/01/19	1,000,000	999,986
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	1,000,000	1,000,297
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,000,000	2,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	500,000	500,179
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,500,000	1,500,112
Industrial & Commercial Bank of China, Ltd. 2.500%, 11/15/18	2,000,000	1,999,952
KBC Bank NV 2.400%, 12/27/18	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	4,962,437	4,963,471
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	1,000,000	999,921
2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	4,000,000	4,002,676
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	6,999,615
2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	1,000,000	1,000,330
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	2,000,000	1,999,766
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	3,000,000	2,999,649
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (d)	3,000,000	3,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	1,000,000	1,000,119
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,000,000
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (d)	1,000,000	1,000,166

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	$1,500,797

		55,968,410

Commercial Paper—1.4%
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	4,000,000	4,002,044
LMA S.A. & LMA Americas 2.470%, 11/13/18	1,975,986	1,994,218
Sheffield Receivables Co. 2.490%, 11/26/18	2,467,319	2,490,397
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137
Starbird Funding Corp. 2.280%, 11/08/18	1,988,600	1,994,892
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	2,000,000	2,001,846
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,000
2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	2,500,000	2,501,385

		16,484,919

Repurchase Agreements—8.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $505,253; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $527,143.	500,000	500,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $210,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $204,000	200,000	200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,800,896; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $4,896,001	4,800,000	4,800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,100,579; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $3,162,002.	3,100,000	3,100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,400,821; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $4,488,000.	4,400,000	4,400,000

BHFTI-174

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $2,000,375; collateralized by Foreign Obligations with rates ranging from 1.750% - 2.625%, maturity dates ranging from 04/01/19 - 07/27/26, and an aggregate market value of $2,040,006.	2,000,000	$2,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $2,037,689; collateralized by various Common Stock with an aggregate market value of $2,226,645.	2,000,000	2,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $2,911,502; collateralized by various Common Stock with an aggregate market value of $3,222,613.	2,900,000	2,900,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $4,109,062; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $4,187,279.	4,108,308	4,108,308
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $4,558,612; collateralized by various Common Stock with an aggregate market value of $4,730,001.	4,300,000	4,300,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $1,039,062; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $25,012,007; collateralized by various Common Stock with an aggregate market value of $27,505,357.	25,000,000	25,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $5,201,108; collateralized by various Common Stock with an aggregate market value of $5,674,541.	5,100,000	5,100,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $4,760,795; collateralized by various Common Stock with an aggregate market value of $5,229,479.	4,700,000	4,700,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,507,703; collateralized by various Common Stock with an aggregate market value of $1,669,116.	1,500,000	1,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $6,991,649; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,663,474.	6,900,000	$6,900,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $7,595,769; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,329,863.	7,500,000	7,500,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $5,062,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $10,119,992; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $1,011,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,019,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,910,745; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000

		100,908,308

Time Deposits—2.1%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	5,000,000	5,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	5,000,000	5,000,000
DZ Bank AG 2.150%, 10/01/18	3,000,000	3,000,000
Erste Group Bank AG 2.170%, 10/01/18	5,000,000	5,000,000

BHFTI-175

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Nordea Bank New York 2.140%, 10/01/18	3,000,000	$3,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	3,000,000	3,000,000

		24,000,000

Total Securities Lending Reinvestments (Cost $201,351,382)		201,361,637

Total Investments—117.5% (Cost $936,352,681)		1,361,610,107
Other assets and liabilities (net)—(17.5)%		(202,654,568)

Net Assets—100.0%		$1,158,955,539

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $198,069,091 and the collateral received consisted of cash in the amount of $201,302,650. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,125,865,063	$—	$—	$1,125,865,063
Total Short-Term Investment*	—	34,383,407	—	34,383,407
Total Securities Lending Reinvestments*	—	201,361,637	—	201,361,637
Total Investments	$1,125,865,063	$235,745,044	$—	$1,361,610,107

Collateral for Securities Loaned (Liability)	$—	$(201,302,650)	$—	$(201,302,650)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—57.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.0%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	199,611	$202,076
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	1,329,523	1,352,958
6.000%, 07/01/28	274,694	296,693
Fannie Mae 30 Yr. Pool 3.500%, 07/01/42	1,211,581	1,202,011
3.500%, 08/01/42	738,828	727,615
4.000%, 06/01/47	1,877,618	1,907,387
4.500%, 02/01/40	452,487	471,325
5.000%, 09/01/35	997,762	1,058,839
6.000%, 12/01/39	318,090	350,632
Fannie Mae ARM Pool 2.561%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,684,666	3,668,216
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	889,814	953,528
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,935,626	3,729,990
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	49,282	1,107
Fannie Mae Pool 2.330%, 11/01/22	17,810,000	17,205,030
2.360%, 05/01/23	8,757,342	8,450,279
2.420%, 05/01/23	5,457,952	5,280,472
2.450%, 11/01/22	3,000,000	2,911,945
2.450%, 09/01/28	5,031,246	4,610,296
2.480%, 10/01/28	9,036,855	8,252,336
2.520%, 05/01/23 (c)	25,000,000	24,218,449
2.540%, 05/01/23	4,972,543	4,826,242
2.600%, 09/01/28	1,010,000	934,092
2.640%, 04/01/23	1,832,005	1,780,094
2.640%, 05/01/23	2,189,863	2,126,921
2.690%, 10/01/23	2,000,000	1,939,271
2.700%, 05/01/23	5,000,000	4,861,487
2.720%, 03/01/23	2,992,435	2,918,606
2.730%, 07/01/28	3,000,000	2,781,456
2.740%, 06/01/23	2,784,944	2,714,992
2.810%, 09/01/31	1,546,415	1,420,936
2.890%, 05/01/27	1,923,217	1,831,734
2.920%, 12/01/24	1,000,000	974,252
2.970%, 06/01/30	2,750,000	2,543,331
2.980%, 09/01/36	1,540,103	1,449,010
3.000%, 01/01/43	3,870,078	3,734,030
3.050%, 04/01/22	3,221,341	3,195,258
3.110%, 12/01/24	1,500,000	1,477,048
3.180%, 06/01/30	3,374,419	3,233,935
3.235%, 10/01/26	1,398,876	1,375,822
3.240%, 12/01/26	1,500,000	1,472,314
3.260%, 12/01/26	971,155	956,140
3.290%, 08/01/26	2,000,000	1,972,581
3.320%, 03/01/29	2,500,698	2,452,172
3.340%, 02/01/27	1,500,000	1,482,089
3.380%, 12/01/23	1,976,625	1,976,543
3.430%, 10/01/23	11,431,632	11,451,187
3.440%, 11/01/21	3,763,188	3,783,927
3.450%, 01/01/24	974,941	977,676

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.490%, 09/01/23	3,826,122	$3,842,754
3.500%, 08/01/26	272,239	273,113
3.500%, 02/01/33	4,356,228	4,356,889
3.500%, 05/01/33	4,222,765	4,223,373
3.500%, 12/01/42	5,047,200	4,981,036
3.500%, 03/01/43	6,228,372	6,146,720
3.500%, 05/01/43 (c)	19,845,708	19,585,596
3.500%, 06/01/43	4,995,954	4,930,454
3.500%, 07/01/43	2,985,475	2,946,335
3.500%, 08/01/43	6,860,987	6,771,022
3.530%, 08/01/28	7,376,000	7,332,140
3.550%, 02/01/30	1,500,000	1,478,895
3.560%, 03/01/24	7,018,450	7,075,018
3.563%, 01/01/21	8,300,111	8,379,763
3.570%, 07/01/26	4,000,000	3,991,554
3.570%, 07/01/28	5,010,570	4,999,276
3.630%, 10/01/29	1,416,712	1,410,489
3.660%, 09/25/28	4,700,000	4,707,332
3.670%, 07/01/23	2,500,000	2,535,208
3.730%, 07/01/22	4,880,697	4,942,028
3.740%, 07/01/30	2,918,000	2,937,712
3.760%, 10/01/23	1,418,550	1,439,929
3.760%, 11/01/23	1,087,528	1,104,336
3.770%, 12/01/20	2,172,472	2,199,823
3.800%, 07/01/30	4,013,000	4,062,246
3.817%, 05/01/22	7,607,332	7,723,320
3.970%, 07/01/21	4,485,129	4,562,645
3.970%, 08/01/33	5,254,424	5,357,393
3.990%, 02/01/28	1,698,661	1,742,351
4.000%, 10/01/32	1,488,693	1,520,455
4.000%, 12/01/40	402,375	407,485
4.000%, 07/01/42	2,413,863	2,447,390
4.260%, 12/01/19	2,582,409	2,617,228
4.330%, 04/01/20	3,631,845	3,695,980
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (d)	1,813,843	1,385,602
Zero Coupon, 10/25/43 (d)	926,398	695,042
Zero Coupon, 12/25/43 (d)	2,049,781	1,593,545
2.339%, 03/25/27 (a)	201,887	201,744
2.716%, 1M LIBOR + 0.500%, 05/25/35 (a)	1,538,610	1,540,001
2.716%, 1M LIBOR + 0.500%, 10/25/42 (a)	867,608	874,758
2.816%, 1M LIBOR + 0.600%, 10/25/43 (a)	2,179,821	2,209,770
2.816%, 1M LIBOR + 0.600%, 12/25/43 (a)	2,444,848	2,475,570
3.116%, 1M LIBOR + 0.900%, 03/25/38 (a)	282,885	288,968
3.216%, 1M LIBOR + 1.000%, 08/25/32 (a)	716,119	737,379
3.500%, 02/25/43	5,212,603	5,179,379
4.314%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	4,332,850	741,674
5.000%, 03/25/40	5,922,440	6,200,853
5.500%, 12/25/35	1,161,761	1,266,937
6.000%, 01/25/36	1,024,810	1,151,309
6.500%, 07/18/28	147,907	159,436
Fannie Mae-ACES (CMO) 2.207%, 01/25/22	10,000,000	9,739,730
2.280%, 12/27/22	9,067,824	8,764,938
2.488%, 05/25/26	1,600,000	1,489,265
2.568%, 12/25/26 (a)	4,800,000	4,447,053

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES (CMO) 2.614%, 10/25/21 (a)	1,789,628	$1,764,490
2.723%, 10/25/24	2,000,000	1,932,092
3.061%, 05/25/27 (a)	3,090,000	2,971,032
3.103%, 07/25/24 (a)	1,394,000	1,374,215
3.144%, 03/25/28 (a)	2,098,000	2,006,095
3.182%, 06/25/27 (a)	3,216,000	3,103,188
3.193%, 02/25/30 (a)	1,504,000	1,416,866
3.301%, 04/25/29 (a)	2,736,000	2,605,622
3.346%, 03/25/24 (a)	2,500,000	2,497,205
3.498%, 07/25/28 (a)	3,757,000	3,690,209
3.501%, 01/25/24 (a)	2,500,000	2,522,433
3.639%, 08/25/30	4,500,000	4,463,010
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,181,802	1,186,211
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	3,719,488	3,786,028
4.000%, 05/01/43	465,518	470,309
4.000%, 06/01/43	565,677	575,175
4.000%, 08/01/43	5,817,799	5,935,057
5.000%, 08/01/39	794,989	842,086
Freddie Mac ARM Non-Gold Pool 4.015%, 12M LIBOR + 1.847%, 07/01/40 (a)	1,536,631	1,613,121
Freddie Mac Gold Pool 3.500%, 12/01/32	3,651,972	3,645,239
3.500%, 01/01/33	5,793,451	5,788,267
3.500%, 02/01/33	8,082,012	8,074,787
3.500%, 03/01/33	5,611,160	5,606,144
3.500%, 04/01/33	7,272,879	7,266,374
3.500%, 05/01/33	3,329,174	3,326,195
3.500%, 06/01/43	3,237,319	3,203,384
4.000%, 09/01/32	1,133,096	1,170,674
4.000%, 11/01/32	3,187,425	3,302,979
4.000%, 12/01/32	1,517,050	1,572,075
4.000%, 01/01/33	762,497	789,990
4.000%, 02/01/33	584,146	605,327
4.000%, 01/01/46	2,723,507	2,775,694
5.000%, 02/01/34	367,159	378,034
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.522%, 01/25/23	2,085,000	2,029,576
2.615%, 01/25/23	7,275,000	7,091,242
2.838%, 09/25/22	1,849,000	1,818,681
3.117%, 06/25/27	2,487,000	2,409,643
3.243%, 04/25/27	1,996,000	1,952,997
3.303%, 11/25/27 (a)	1,755,000	1,718,711
3.326%, 05/25/27	1,072,000	1,048,214
3.336%, 04/25/28 (a)	1,790,000	1,732,078
3.389%, 03/25/24	5,714,000	5,741,712
3.490%, 01/25/24	4,000,000	4,039,270
3.850%, 05/25/28 (a)	7,385,000	7,451,771
Freddie Mac REMICS (CMO) 2.608%, 1M LIBOR + 0.450%, 08/15/42 (a)	4,721,187	4,785,862
2.838%, 1M LIBOR + 0.680%, 11/15/37 (a)	816,315	827,471
2.858%, 1M LIBOR + 0.700%, 03/15/24 (a)	366,423	369,411
3.000%, 02/15/26	1,565,338	1,558,697
3.500%, 08/15/39	2,236,068	2,244,187

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) 3.500%, 06/15/48	4,778,004	$4,775,340
3.508%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	640,068
4.212%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (b)	3,668,149	466,663
4.242%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (b)	2,158,188	138,867
5.000%, 08/15/35	1,650,000	1,741,942
5.750%, 06/15/35	5,897,780	6,398,896
6.000%, 07/15/35	4,497,178	4,745,548
6.000%, 03/15/36	3,169,571	3,540,444
6.500%, 05/15/28	331,826	356,340
6.500%, 03/15/37	720,914	784,378
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (d)	987,738	771,821
3.000%, 01/15/43	5,213,479	5,065,247
3.000%, 01/15/44	7,107,859	6,883,753
FREMF Mortgage Trust (CMO) 3.695%, 11/25/49 (144A) (a)	1,700,000	1,618,172
3.801%, 11/25/49 (144A) (a)	2,000,000	1,935,081
3.809%, 01/25/48 (144A) (a)	2,430,000	2,356,369
3.966%, 07/25/49 (144A) (a)	1,635,000	1,639,227
4.208%, 11/25/47 (144A) (a)	1,577,000	1,543,708
Ginnie Mae II ARM Pool 3.625%, 1Y CMT + 1.500%, 04/20/41 (a)	432,252	442,971
Ginnie Mae II Pool 4.347%, 06/20/63 (a)	7,391,839	7,513,472
4.429%, 05/20/63 (a)	11,656,317	11,850,722
4.463%, 05/20/63 (a)	8,274,464	8,400,674
4.468%, 04/20/63 (a)	3,860,702	3,929,114
Government National Mortgage Association (CMO) 1.650%, 02/20/63	10,846,542	10,665,556
1.650%, 04/20/63	7,039,352	6,885,474
2.380%, 1M LIBOR + 0.300%, 08/20/60 (a)	24,513	24,522
2.380%, 1M LIBOR + 0.300%, 11/20/62 (a)	82,429	82,348
2.420%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,907,166	1,904,681
2.480%, 1M LIBOR + 0.400%, 02/20/62 (a)	885,084	884,367
2.490%, 1M LIBOR + 0.410%, 03/20/63 (a)	655,926	656,280
2.500%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,337,616	1,339,605
2.530%, 1M LIBOR + 0.450%, 02/20/63 (a)	6,217,231	6,226,694
2.550%, 1M LIBOR + 0.470%, 03/20/63 (a)	3,171,767	3,177,744
2.550%, 1M LIBOR + 0.470%, 07/20/64 (a)	3,631,736	3,639,274
2.550%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,552,651	1,557,650
2.560%, 1M LIBOR + 0.480%, 04/20/63 (a)	7,488,735	7,505,016
2.580%, 1M LIBOR + 0.500%, 01/20/63 (a)	412,435	412,672
2.580%, 1M LIBOR + 0.500%, 04/20/63 (a)	5,193,532	5,215,907
2.580%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,722,605	4,745,710
2.580%, 1M LIBOR + 0.500%, 07/20/64 (a)	2,152,966	2,163,313
2.630%, 1M LIBOR + 0.550%, 04/20/62 (a)	280,400	280,564
2.665%, 1M LIBOR + 0.500%, 09/20/37 (a)	227,720	228,781
2.680%, 1M LIBOR + 0.600%, 04/20/64 (a)	11,444,925	11,530,459
2.680%, 1M LIBOR + 0.600%, 05/20/64 (a)	8,306,687	8,379,265
2.730%, 1M LIBOR + 0.650%, 07/20/63 (a)	5,021,045	5,047,039
2.730%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,247,640	1,256,371
2.730%, 1M LIBOR + 0.650%, 02/20/64 (a)	4,481,198	4,512,447
2.730%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,456,847	1,466,131
2.770%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,692,096	1,712,533
2.780%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,709,896	3,738,345

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 2.830%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,755,222	$3,787,976
3.080%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,530,805	1,568,288
4.481%, 04/20/43 (a)	1,875,376	1,894,567
4.500%, 01/16/25	1,068,733	1,110,946
4.745%, 11/20/42 (a)	7,433,665	7,722,016
5.000%, 12/20/33	1,296,291	1,379,487
5.000%, 09/20/38	1,637,137	1,650,649
5.000%, 06/16/39	444,607	467,271
5.000%, 07/20/39	2,539,250	2,696,184
5.000%, 10/20/39	2,704,721	2,924,513
5.187%, 06/20/40 (a)	3,160,185	3,367,760
5.500%, 02/20/33	1,970	1,970
5.500%, 07/16/33 (b)	961,473	184,758

		697,977,651

Federal Agencies—2.2%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	43,119,000	40,984,132
Tennessee Valley Authority 1.750%, 10/15/18	850,000	849,837
5.880%, 04/01/36	1,600,000	2,051,363
6.235%, 07/15/45	4,250,000	4,488,710
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	600,038
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	782,805
Zero Coupon, 06/15/35	750,000	392,348

		50,149,233

U.S. Treasury—25.5%
U.S. Treasury Bonds 2.500%, 02/15/45	7,850,000	6,872,736
2.750%, 08/15/42	3,300,000	3,055,594
2.750%, 11/15/42	1,250,000	1,156,299
2.875%, 05/15/43	25,065,000	23,690,341
2.875%, 08/15/45	7,700,000	7,247,023
3.000%, 02/15/48	470,000	452,118
3.125%, 11/15/41	3,480,000	3,444,792
3.125%, 02/15/43	7,700,000	7,604,953
3.125%, 05/15/48	2,763,000	2,724,901
3.500%, 02/15/39	1,450,000	1,527,371
3.625%, 08/15/43	6,400,000	6,864,250
3.625%, 02/15/44	19,325,000	20,747,954
3.750%, 11/15/43	23,581,000	25,811,984
3.875%, 08/15/40	4,230,000	4,695,961
4.250%, 05/15/39	200,000	233,164
4.250%, 11/15/40 (c)	2,383,000	2,787,831
4.375%, 02/15/38	11,420,000	13,476,046
4.375%, 11/15/39	25,650,000	30,427,312
4.375%, 05/15/40	4,200,000	4,989,141
4.375%, 05/15/41	1,200,000	1,430,203
4.500%, 02/15/36	3,746,000	4,444,863
4.500%, 05/15/38 (c)	1,000,000	1,199,805
4.500%, 08/15/39	6,000,000	7,226,719
5.250%, 02/15/29	3,500,000	4,178,809

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 5.500%, 08/15/28	15,000,000	$18,109,570
6.000%, 02/15/26	12,525,000	14,992,816
U.S. Treasury Coupon Strips Zero Coupon, 02/15/21	2,050,000	1,915,790
Zero Coupon, 05/15/21 (c)	16,285,000	15,096,279
Zero Coupon, 08/15/21	3,095,000	2,848,566
Zero Coupon, 11/15/21 (c)	14,940,000	13,651,160
Zero Coupon, 02/15/22	3,975,000	3,600,654
Zero Coupon, 05/15/22	14,560,000	13,084,361
Zero Coupon, 08/15/22 (c)	6,000,000	5,351,089
Zero Coupon, 11/15/22 (c)	6,250,000	5,531,453
Zero Coupon, 02/15/23 (c)	18,035,000	15,835,840
Zero Coupon, 05/15/23	52,445,000	45,686,035
Zero Coupon, 08/15/23	7,720,000	6,678,728
Zero Coupon, 11/15/23 (c)	2,300,000	1,973,253
Zero Coupon, 02/15/24	4,900,000	4,174,869
Zero Coupon, 08/15/24	2,500,000	2,095,847
Zero Coupon, 11/15/24	1,500,000	1,248,013
Zero Coupon, 02/15/25	2,000,000	1,649,452
Zero Coupon, 05/15/25	5,500,000	4,495,500
Zero Coupon, 08/15/25	648,000	525,526
Zero Coupon, 11/15/26	366,129	285,194
Zero Coupon, 08/15/27	400,000	303,464
Zero Coupon, 11/15/27	570,000	429,271
Zero Coupon, 05/15/28	3,030,000	2,241,705
Zero Coupon, 08/15/28 (c)	1,750,000	1,284,790
Zero Coupon, 05/15/29	1,000,000	715,817
Zero Coupon, 08/15/29	800,000	568,584
Zero Coupon, 11/15/29	1,000,000	704,215
Zero Coupon, 02/15/30	8,300,000	5,799,431
Zero Coupon, 05/15/30	700,000	485,772
Zero Coupon, 08/15/30	3,925,000	2,697,243
Zero Coupon, 11/15/30	5,425,000	3,697,087
Zero Coupon, 02/15/31 (c)	1,775,000	1,200,505
Zero Coupon, 05/15/31	10,500,000	7,040,281
Zero Coupon, 08/15/31	7,800,000	5,183,267
Zero Coupon, 11/15/31	3,000,000	1,977,614
Zero Coupon, 02/15/32 (c)	12,900,000	8,428,460
Zero Coupon, 05/15/32	12,800,000	8,299,915
Zero Coupon, 08/15/32	6,900,000	4,439,962
Zero Coupon, 08/15/33	400,000	248,588
Zero Coupon, 11/15/33 (c)	13,000,000	8,011,337
Zero Coupon, 02/15/34	4,400,000	2,687,479
Zero Coupon, 05/15/34	19,000,000	11,509,060
Zero Coupon, 08/15/34	5,000,000	3,005,385
Zero Coupon, 05/15/35	4,000,000	2,346,076
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (e)	601,455	643,988
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (e)	1,670,130	1,629,066
U.S. Treasury Notes 1.375%, 06/30/23	2,500,000	2,327,344
1.625%, 02/15/26	782,300	710,059
1.750%, 02/28/22	100,000	96,266
1.750%, 01/31/23	7,100,000	6,758,035

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.750%, 05/15/23	2,500,000	$2,371,484
2.000%, 06/30/24	2,308,000	2,189,354
2.000%, 02/15/25	8,000,000	7,535,000
2.000%, 08/15/25	11,000,000	10,309,492
2.000%, 11/15/26	910,000	842,141
2.125%, 08/15/21	21,000,000	20,564,414
2.125%, 02/29/24	663,000	635,185
2.125%, 03/31/24	5,000,000	4,786,719
2.125%, 05/15/25	22,000,000	20,836,406
2.250%, 11/15/25	16,130,000	15,333,581
2.500%, 08/15/23	2,300,000	2,253,461
2.750%, 05/31/23	7,554,000	7,492,624
2.750%, 02/15/24	2,300,000	2,275,832
2.875%, 04/30/25	450,000	446,537
2.875%, 05/31/25 (c)	4,920,000	4,880,217
2.875%, 05/15/28	7,681,100	7,566,184
3.125%, 05/15/21	15,000,000	15,096,680
U.S. Treasury Principal Strips Zero Coupon, 11/15/41	13,900,000	6,678,844

		592,684,386

Total U.S. Treasury & Government Agencies (Cost $1,398,356,555)		1,340,811,270

Corporate Bonds & Notes—25.0%

Aerospace/Defense—0.3%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	249,000	240,796
Airbus SE 3.150%, 04/10/27 (144A)	409,000	389,952
3.950%, 04/10/47 (144A)	150,000	145,319
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,032,207
Carlyle Global Market Strategies CLO, Ltd. 1.000%, 07/15/19 (f) (g) (k)	89,084	88,639
Harris Corp. 3.832%, 04/27/25	600,000	588,443
Lockheed Martin Corp. 3.100%, 01/15/23	193,000	190,908
4.500%, 05/15/36	450,000	468,461
Northrop Grumman Corp. 3.200%, 02/01/27	179,000	168,725
3.850%, 04/15/45	182,000	165,110
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	462,077
Rockwell Collins, Inc. 3.200%, 03/15/24	251,000	242,203
4.350%, 04/15/47	133,000	126,713
United Technologies Corp. 3.950%, 08/16/25	215,000	213,636
4.450%, 11/16/38	240,000	238,028
7.500%, 09/15/29	1,568,000	1,985,954

		6,747,171

Security Description	Principal Amount*	Value

Agriculture—0.0%
BAT Capital Corp. 4.390%, 08/15/37 (144A)	68,000	$63,189
Cargill, Inc. 3.250%, 03/01/23 (144A)	165,000	162,731
Reynolds American, Inc. 7.000%, 08/04/41	570,000	675,963

		901,883

Airlines—0.5%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	512,000	487,604
3.550%, 01/15/30 (144A)	726,000	692,721
4.125%, 05/15/25 (144A)	933,026	933,026
American Airlines Pass-Through Trust 3.000%, 10/15/28	1,716,049	1,599,406
3.650%, 06/15/28	144,754	139,507
3.650%, 02/15/29	410,145	399,540
3.700%, 10/01/26	201,002	196,157
4.950%, 01/15/23	860,321	881,519
British Airways Pass-Through Trust 3.800%, 09/20/31 (144A)	660,861	660,861
4.125%, 09/20/31 (144A)	881,933	871,112
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	300,247	286,978
United Airlines Pass-Through Trust 3.450%, 07/07/28 (c)	439,518	420,936
3.500%, 03/01/30	1,298,000	1,251,410
3.650%, 01/07/26	235,465	226,191
3.700%, 03/01/30	665,000	642,220
4.000%, 04/11/26	666,325	673,282
4.300%, 08/15/25	669,274	681,908
4.600%, 03/01/26	340,000	339,339

		11,383,717

Auto Manufacturers—0.6%
American Honda Finance Corp. 2.300%, 09/09/26	236,000	212,745
2.900%, 02/16/24	450,000	434,843
BMW U.S. Capital LLC 2.250%, 09/15/23 (144A)	540,000	504,747
Daimler Finance North America LLC 2.300%, 01/06/20 (144A)	1,600,000	1,584,684
2.875%, 03/10/21 (144A)	500,000	492,629
Ford Motor Co. 7.450%, 07/16/31	577,000	642,701
Ford Motor Credit Co. LLC 2.021%, 05/03/19	678,000	673,941
3.336%, 03/18/21	950,000	936,507
3.339%, 03/28/22	1,000,000	966,355
3.810%, 01/09/24	655,000	624,338
3.815%, 11/02/27 (c)	500,000	447,038
General Motors Co. 6.600%, 04/01/36	1,104,000	1,175,947
General Motors Financial Co., Inc. 3.450%, 04/10/22	332,000	326,730

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc. 3.500%, 11/07/24	695,000	$654,519
3.700%, 05/09/23	683,000	667,932
3.950%, 04/13/24	1,200,000	1,168,389
4.300%, 07/13/25	1,360,000	1,323,576
4.350%, 04/09/25	690,000	677,563
4.350%, 01/17/27	437,000	417,325
Hyundai Capital America 2.400%, 10/30/18 (144A)	239,000	238,986

		14,171,495

Banks—6.7%
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	1,160,000	1,159,966
4.750%, 07/28/25 (144A)	500,000	501,246
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	1,800,000	1,793,795
2.850%, 08/06/20 (144A) (c)	250,000	247,403
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A) (c)	200,000	196,242
Banco Santander S.A. 4.379%, 04/12/28	600,000	567,219
Bank of America Corp. 2.250%, 04/21/20	312,000	307,838
2.503%, 10/21/22	120,000	114,885
2.600%, 01/15/19	177,000	176,973
2.625%, 10/19/20	485,000	479,121
2.650%, 04/01/19	660,000	660,055
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	204,166
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,141,000	2,077,210
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,006,034
3.300%, 01/11/23	3,075,000	3,028,786
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	576,770
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	1,780,000	1,759,132
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,405,082
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,365,705
4.000%, 01/22/25	1,071,000	1,056,469
4.250%, 10/22/26	520,000	513,799
Bank of Montreal 2.350%, 09/11/22 (c)	500,000	479,452
2.375%, 01/25/19	575,000	574,582
Bank of New York Mellon Corp. (The) 2.200%, 05/15/19	354,000	353,071
3.250%, 09/11/24	1,200,000	1,173,635
4.150%, 02/01/21	670,000	683,532
5.450%, 05/15/19	278,000	282,665
Bank of Nova Scotia (The) 1.850%, 04/14/20 (c)	700,000	687,156
1.875%, 09/20/21 (144A)	300,000	288,002
2.800%, 07/21/21	500,000	492,709
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	1,114,000	1,125,728
Barclays plc 3.650%, 03/16/25 (c)	254,000	238,526
3.684%, 01/10/23	386,000	375,825

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays plc 4.375%, 01/12/26	2,499,000	$2,424,120
4.836%, 05/09/28	275,000	258,479
5.200%, 05/12/26	250,000	245,640
BB&T Corp. 2.450%, 01/15/20	833,000	826,686
6.850%, 04/30/19	525,000	537,413
BNP Paribas S.A. 3.500%, 03/01/23 (144A)	400,000	390,087
BNZ International Funding, Ltd. 2.650%, 11/03/22 (144A)	842,000	802,871
2.900%, 02/21/22 (144A)	300,000	291,136
BPCE S.A. 3.375%, 12/02/26	700,000	654,145
4.625%, 07/11/24 (144A)	400,000	396,020
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	850,000	840,359
2.100%, 10/05/20	200,000	195,355
Capital One Financial Corp. 2.450%, 04/24/19	176,000	175,730
3.200%, 02/05/25	236,000	221,981
3.750%, 04/24/24	671,000	658,972
3.750%, 07/28/26	860,000	802,080
4.200%, 10/29/25	200,000	195,334
Capital One N.A. 2.400%, 09/05/19	300,000	298,381
Citigroup, Inc. 2.350%, 08/02/21	192,000	186,027
2.400%, 02/18/20	450,000	445,599
2.750%, 04/25/22	1,900,000	1,845,439
2.900%, 12/08/21	600,000	587,356
3.142%, 3M LIBOR + 1.722%, 01/24/23 (a)	667,000	654,181
3.200%, 10/21/26	485,000	452,732
3.400%, 05/01/26	825,000	782,750
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	700,000	666,649
3.700%, 01/12/26	250,000	242,459
3.875%, 03/26/25	1,300,000	1,263,591
3.878%, 3M LIBOR + 1.170%, 01/24/39 (a)	150,000	138,036
4.125%, 07/25/28	117,000	112,966
4.300%, 11/20/26	750,000	738,972
4.400%, 06/10/25	566,000	564,757
4.750%, 05/18/46	800,000	781,835
5.500%, 09/13/25	692,000	736,875
Citizens Bank N.A. 3.700%, 03/29/23	785,000	779,335
Citizens Financial Group, Inc. 2.375%, 07/28/21	110,000	106,117
4.300%, 12/03/25	193,000	190,212
Commonwealth Bank of Australia 2.000%, 09/06/21 (144A)	500,000	478,853
3.450%, 03/16/23 (144A)	720,000	712,937
3.900%, 03/16/28 (144A) (c)	720,000	713,160
4.500%, 12/09/25 (144A)	352,000	348,646
Cooperative Rabobank UA 3.875%, 09/26/23 (144A)	675,000	672,916
4.375%, 08/04/25	941,000	931,439

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperative Rabobank UA 4.625%, 12/01/23	872,000	$885,084
Credit Agricole S.A. 3.750%, 04/24/23 (144A)	250,000	245,191
4.125%, 01/10/27 (144A)	677,000	654,725
4.375%, 03/17/25 (144A)	295,000	288,508
Credit Suisse AG 2.300%, 05/28/19	250,000	249,281
3.625%, 09/09/24	250,000	246,316
5.300%, 08/13/19	300,000	306,017
Credit Suisse Group AG 3.574%, 01/09/23 (144A)	250,000	244,950
4.282%, 01/09/28 (144A)	1,433,000	1,392,928
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	935,170
Danske Bank A/S 2.000%, 09/08/21 (144A)	366,000	347,032
2.700%, 03/02/22 (144A)	372,000	356,530
Deutsche Bank AG 3.700%, 05/30/24	667,000	627,847
4.250%, 10/14/21	900,000	895,861
4.296%, 5Y USD Swap + 2.248%, 05/24/28 (a)	400,000	368,703
Discover Bank 4.200%, 08/08/23	400,000	401,304
4.250%, 03/13/26	1,229,000	1,209,838
Fifth Third Bancorp 3.950%, 03/14/28	400,000	392,452
8.250%, 03/01/38	500,000	681,148
Fifth Third Bank 2.375%, 04/25/19	650,000	648,877
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	1,473,000	1,418,050
2.876%, 3M LIBOR + 0.821%, 10/31/22 (a)	2,050,000	2,000,099
3.000%, 04/26/22	1,000,000	979,899
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	1,209,000	1,154,767
3.500%, 01/23/25	392,000	379,552
3.500%, 11/16/26	1,300,000	1,233,051
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a) (c)	1,674,000	1,592,436
3.750%, 05/22/25	1,859,000	1,821,068
3.850%, 01/26/27	2,090,000	2,026,571
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	2,000,000	1,969,857
5.375%, 03/15/20	3,126,000	3,222,541
HSBC Bank plc 4.750%, 01/19/21 (144A)	1,600,000	1,645,459
HSBC Holdings plc 2.650%, 01/05/22	2,940,000	2,852,677
3.033%, 3M LIBOR + 0.923%, 11/22/23 (a)	473,000	456,732
3.900%, 05/25/26	200,000	193,853
4.250%, 03/14/24	500,000	496,861
4.250%, 08/18/25	300,000	294,173
4.375%, 11/23/26	1,006,000	988,250
Huntington Bancshares, Inc. 2.300%, 01/14/22	813,000	778,544
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21	750,000	719,070

Security Description	Principal Amount*	Value

Banks—(Continued)
ING Bank NV 1.650%, 08/15/19 (144A)	300,000	$296,714
2.000%, 11/26/18 (144A)	284,000	283,765
ING Groep NV 3.950%, 03/29/27	217,000	208,174
4.100%, 10/02/23	1,770,000	1,768,539
Intesa Sanpaolo S.p.A. 3.875%, 07/14/27 (144A)	562,000	479,374
KeyCorp 5.100%, 03/24/21 (c)	896,000	932,469
Lloyds Banking Group plc 2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	286,157
4.375%, 03/22/28	633,000	617,116
4.450%, 05/08/25	540,000	540,433
4.582%, 12/10/25	400,000	392,562
Macquarie Bank, Ltd. 2.600%, 06/24/19 (144A)	979,000	976,576
2.850%, 07/29/20 (144A) (c)	250,000	247,223
4.000%, 07/29/25 (144A)	250,000	248,148
Macquarie Group, Ltd. 3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	1,015,000	942,064
6.000%, 01/14/20 (144A) (c)	2,072,000	2,140,899
Mitsubishi UFJ Financial Group, Inc. 2.527%, 09/13/23	250,000	234,962
Mitsubishi UFJ Trust & Banking Corp. 2.450%, 10/16/19 (144A)	800,000	795,739
Mizuho Bank, Ltd. 3.600%, 09/25/24 (144A)	950,000	931,382
Morgan Stanley 2.750%, 05/19/22	250,000	242,485
3.125%, 01/23/23	500,000	487,012
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,011,799
3.625%, 01/20/27	700,000	671,771
3.700%, 10/23/24	500,000	492,143
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a) (c)	735,000	705,116
3.875%, 04/29/24	700,000	696,610
5.000%, 11/24/25	1,269,000	1,313,701
5.500%, 01/26/20	1,430,000	1,472,699
5.500%, 07/28/21	807,000	849,416
5.625%, 09/23/19	3,030,000	3,111,916
5.750%, 01/25/21	2,500,000	2,626,771
MUFG Union Bank N.A. 2.250%, 05/06/19	400,000	398,898
National Australia Bank, Ltd. 2.400%, 12/09/19 (144A)	400,000	397,022
Nordea Bank AB 4.875%, 01/27/20 (144A)	900,000	919,631
Northern Trust Corp. 3.375%, 08/23/21	300,000	301,078
3.375%, 3M LIBOR + 1.131%, 05/08/32 (a)	251,000	233,856
PNC Financial Services Group, Inc. (The) 4.375%, 08/11/20	650,000	663,477
5.125%, 02/08/20	800,000	820,515
6.700%, 06/10/19	650,000	667,151
Regions Financial Corp. 3.200%, 02/08/21	268,000	266,743

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Canada 1.875%, 02/05/20	2,000,000	$1,969,144
2.000%, 10/01/18 (c)	1,819,000	1,819,000
2.000%, 12/10/18	69,000	68,937
4.650%, 01/27/26	495,000	506,098
Royal Bank of Scotland Group plc 4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	205,000	204,388
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	288,012
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	1,200,000	1,169,660
Societe Generale S.A. 4.250%, 09/14/23 (144A)	700,000	697,490
4.250%, 04/14/25 (144A)	500,000	482,093
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,483,614
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,198,778
4.866%, 3M LIBOR + 1.970%, 03/15/33 (144A) (a)	300,000	292,032
5.200%, 01/26/24 (144A)	1,000,000	1,017,489
State Street Corp. 3.100%, 05/15/23	407,000	398,322
3.700%, 11/20/23	1,608,000	1,617,875
Sumitomo Mitsui Financial Group, Inc. 2.442%, 10/19/21	318,000	307,697
2.778%, 10/18/22	411,000	395,153
2.784%, 07/12/22 (c)	800,000	774,250
2.846%, 01/11/22	900,000	877,880
3.010%, 10/19/26	212,000	195,667
3.102%, 01/17/23	482,000	468,949
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 10/18/19 (144A)	1,000,000	988,933
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	1,926,369
Toronto-Dominion Bank (The) 2.250%, 11/05/19	255,000	253,225
2.500%, 12/14/20	500,000	492,600
3.625%, 5Y USD Swap + 2.205%, 09/15/31 (a)	433,000	406,639
U.S. Bancorp 2.375%, 07/22/26	1,570,000	1,421,322
3.150%, 04/27/27	500,000	477,033
U.S. Bank N.A. 2.125%, 10/28/19	350,000	347,266
UBS AG 2.450%, 12/01/20 (144A)	200,000	195,852
UBS Group Funding Switzerland AG 2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	264,775
3.491%, 05/23/23 (144A)	762,000	746,434
4.125%, 09/24/25 (144A)	300,000	297,986
Wells Fargo & Co. 2.500%, 03/04/21 (c)	179,000	175,279
3.069%, 01/24/23	3,470,000	3,385,860
3.300%, 09/09/24 (c)	770,000	746,218
3.500%, 03/08/22 (c)	1,900,000	1,896,894
4.100%, 06/03/26	1,291,000	1,274,075
4.650%, 11/04/44	595,000	582,573
5.375%, 11/02/43	1,005,000	1,078,038

Security Description	Principal Amount*	Value

Banks—(Continued)
Westpac Banking Corp. 2.850%, 05/13/26	449,000	$415,278
3.400%, 01/25/28	51,000	48,609
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,011,208

		156,239,779

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	3,722,000	3,674,504
3.650%, 02/01/26	1,720,000	1,669,002
4.700%, 02/01/36	1,500,000	1,500,221
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,300,000	1,249,431
4.600%, 04/15/48 (c)	340,000	328,814
4.750%, 04/15/58	775,000	750,866
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	744,883
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	350,000	349,996
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,334,903
Keurig Dr Pepper, Inc. 3.130%, 12/15/23	515,000	490,761
3.430%, 06/15/27	175,000	161,678
Maple Escrow Subsidiary, Inc. 4.417%, 05/25/25 (144A)	268,000	269,053
4.985%, 05/25/38 (144A)	387,000	391,042

		12,915,154

Biotechnology—0.2%
Amgen, Inc. 4.563%, 06/15/48 (c)	500,000	489,644
5.700%, 02/01/19	100,000	101,054
Baxalta, Inc. 5.250%, 06/23/45	27,000	28,956
Celgene Corp. 3.625%, 05/15/24	591,000	582,639
3.950%, 10/15/20	500,000	506,478
4.350%, 11/15/47	278,000	248,476
5.700%, 10/15/40	165,000	175,763
Gilead Sciences, Inc. 3.250%, 09/01/22	630,000	626,809
3.500%, 02/01/25	115,000	112,930
3.650%, 03/01/26	115,000	112,954
3.700%, 04/01/24	704,000	706,181
4.000%, 09/01/36	201,000	193,397

		3,885,281

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	199,487
Johnson Controls International plc 3.625%, 07/02/24	277,000	273,280
4.950%, 07/02/64	737,000	700,210
5.000%, 03/30/20	635,000	647,724

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	$458,117
Masco Corp. 6.500%, 08/15/32	720,000	788,720

		3,067,538

Chemicals—0.4%
Air Liquide Finance S.A. 2.250%, 09/27/23 (144A)	350,000	326,982
Albemarle Corp. 5.450%, 12/01/44	350,000	364,812
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 3.400%, 12/01/26 (144A) (c)	339,000	328,920
3.700%, 06/01/28 (144A)	450,000	443,683
Dow Chemical Co. (The) 4.250%, 10/01/34	1,000,000	957,339
8.850%, 09/15/21	640,000	721,467
International Flavors & Fragrances, Inc. 4.450%, 09/26/28 (c)	345,000	347,888
5.000%, 09/26/48	404,000	404,014
Mosaic Co. (The) 5.450%, 11/15/33	1,163,000	1,185,682
5.625%, 11/15/43	300,000	306,669
Nutrien, Ltd. 3.000%, 04/01/25	440,000	405,141
3.375%, 03/15/25	87,000	82,460
4.125%, 03/15/35	620,000	566,738
5.250%, 01/15/45	300,000	309,860
Praxair, Inc. 1.250%, 11/07/18	900,000	898,624
2.650%, 02/05/25	261,000	246,906
Rohm & Haas Co. 7.850%, 07/15/29	418,000	538,126
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	237,198
Westlake Chemical Corp. 4.375%, 11/15/47	237,000	210,200

		8,882,709

Commercial Services—0.3%
Ecolab, Inc. 2.250%, 01/12/20	297,000	293,815
3.250%, 01/14/23	700,000	690,519
3.250%, 12/01/27	215,000	206,261
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	918,029
4.500%, 08/16/21 (144A)	1,740,000	1,781,916
7.000%, 10/15/37 (144A)	500,000	625,553
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	628,270
Western Union Co. (The) 3.600%, 03/15/22 (c)	995,000	983,488
6.200%, 06/21/40	200,000	197,609

		6,325,460

Security Description	Principal Amount*	Value

Computers—0.6%
Apple, Inc. 2.150%, 02/09/22	540,000	$521,995
2.450%, 08/04/26	519,000	478,350
2.750%, 01/13/25	600,000	574,602
2.850%, 05/11/24	1,123,000	1,090,348
2.900%, 09/12/27	836,000	787,364
3.000%, 02/09/24	2,312,000	2,265,958
3.000%, 06/20/27	675,000	641,932
3.200%, 05/11/27	514,000	496,638
3.350%, 02/09/27	1,207,000	1,180,040
3.450%, 02/09/45	625,000	559,808
3.750%, 09/12/47	1,200,000	1,123,393
3.850%, 08/04/46	362,000	346,557
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	1,477,000	1,572,926
DXC Technology Co. 4.250%, 04/15/24	310,000	310,705
7.450%, 10/15/29	700,000	840,360
IBM Credit LLC 2.650%, 02/05/21	720,000	711,843
3.000%, 02/06/23 (c)	960,000	943,512
International Business Machines Corp. 6.500%, 01/15/28	300,000	361,550

		14,807,881

Cosmetics/Personal Care—0.0%
Procter & Gamble Co. (The) 2.700%, 02/02/26	750,000	710,799
Unilever Capital Corp. 3.375%, 03/22/25	310,000	305,187

		1,015,986

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	197,398

Diversified Financial Services—1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/23/23	468,000	450,809
3.500%, 01/15/25	600,000	565,183
Air Lease Corp. 3.250%, 03/01/25	484,000	452,237
Aircastle, Ltd. 4.400%, 09/25/23	710,000	709,932
American Express Co. 3.000%, 10/30/24	700,000	668,420
3.400%, 02/27/23	600,000	590,605
American Express Credit Corp. 2.125%, 03/18/19	116,000	115,748
2.250%, 08/15/19	500,000	497,652
2.375%, 05/26/20	500,000	493,789
Ameriprise Financial, Inc. 2.875%, 09/15/26	635,000	588,878
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	480,000	455,581

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Brookfield Finance, Inc. 3.900%, 01/25/28	358,000	$340,092
4.700%, 09/20/47	409,000	391,599
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	583,643
8.800%, 07/15/19	300,000	313,639
CDP Financial, Inc. 4.400%, 11/25/19 (144A)	600,000	609,876
CME Group, Inc. 3.000%, 03/15/25	440,000	423,864
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	427,942
GE Capital International Funding Co. 2.342%, 11/15/20	6,696,000	6,542,485
4.418%, 11/15/35	3,726,000	3,492,255
International Lease Finance Corp. 5.875%, 08/15/22	298,000	315,169
8.625%, 01/15/22	850,000	965,909
Invesco Finance plc 4.000%, 01/30/24	500,000	501,469
Jefferies Group LLC 5.125%, 01/20/23	300,000	310,152
Legg Mason, Inc. 3.950%, 07/15/24	700,000	690,174
National Rural Utilities Cooperative Finance Corp. 2.950%, 02/07/24	210,000	203,216
ORIX Corp. 2.900%, 07/18/22	362,000	350,031
Private Export Funding Corp. 2.800%, 05/15/22	1,000,000	990,045
3.550%, 01/15/24	7,383,000	7,518,353
Synchrony Financial 3.700%, 08/04/26	500,000	451,393
TD Ameritrade Holding Corp. 2.950%, 04/01/22	295,000	289,262

		31,299,402

Electric—1.9%
Alabama Power Co. 3.550%, 12/01/23 (c)	461,000	460,451
4.150%, 08/15/44	218,000	211,421
Arizona Public Service Co. 2.200%, 01/15/20	142,000	140,382
3.350%, 06/15/24	400,000	392,645
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,633,568
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	364,000	360,983
3.750%, 11/15/23	1,736,000	1,752,349
6.125%, 04/01/36	325,000	392,994
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	906,994
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	909,681

Security Description	Principal Amount*	Value

Electric—(Continued)
CMS Energy Corp. 3.875%, 03/01/24	170,000	$169,158
Commonwealth Edison Co. 3.650%, 06/15/46	162,000	146,514
3.750%, 08/15/47	350,000	323,172
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (c)	236,000	232,163
Consumers Energy Co. 4.350%, 08/31/64	191,000	183,015
5.650%, 04/15/20	200,000	207,281
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	487,209
Dominion Energy, Inc. 2.750%, 09/15/22	232,000	223,659
2.850%, 08/15/26	183,000	166,520
DTE Electric Co. 3.900%, 06/01/21	1,000,000	1,011,427
5.700%, 10/01/37	300,000	349,415
DTE Energy Co. 3.500%, 06/01/24	449,000	441,967
3.850%, 12/01/23	225,000	225,177
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	633,027
6.000%, 01/15/38	600,000	736,533
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	319,554
Duke Energy Ohio, Inc. 3.800%, 09/01/23	815,000	824,701
Duke Energy Progress LLC 3.700%, 10/15/46	377,000	343,757
4.100%, 03/15/43	200,000	195,992
4.375%, 03/30/44	247,000	250,025
5.300%, 01/15/19	200,000	201,424
5.700%, 04/01/35	360,000	412,721
Edison International 4.125%, 03/15/28	240,000	237,406
Enel Finance International NV 3.500%, 04/06/28 (144A)	465,000	409,100
3.625%, 05/25/27 (144A)	480,000	434,523
4.625%, 09/14/25 (144A)	265,000	259,268
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	745,708
Entergy Corp. 2.950%, 09/01/26	194,000	178,140
Entergy Louisiana LLC 2.400%, 10/01/26	414,000	372,829
3.050%, 06/01/31	195,000	176,810
Entergy Mississippi, Inc. 2.850%, 06/01/28	170,000	155,389
Exelon Corp. 3.497%, 06/01/22	600,000	589,464
Exelon Generation Co. LLC 3.400%, 03/15/22	643,000	637,110
6.250%, 10/01/39	160,000	173,988
FirstEnergy Corp. 4.850%, 07/15/47	289,000	293,510

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	$1,460,855
Fortis, Inc. 3.055%, 10/04/26	1,500,000	1,375,636
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	324,808
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	233,618
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	589,618
5.300%, 10/01/41	315,000	346,289
Korea Southern Power Co., Ltd. 3.000%, 01/29/21 (144A)	227,000	223,486
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	379,783
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	336,735
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,105,196
Nevada Power Co. 5.375%, 09/15/40	223,000	251,568
6.650%, 04/01/36	360,000	454,525
7.125%, 03/15/19	200,000	204,101
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	258,587
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	412,525
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	406,632
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	301,479
Northern States Power Co. 6.250%, 06/01/36	200,000	248,450
6.500%, 03/01/28	628,000	722,190
Ohio Power Co. 5.375%, 10/01/21	305,000	322,827
Pacific Gas & Electric Co. 4.250%, 05/15/21	782,000	793,416
6.050%, 03/01/34	1,200,000	1,350,749
PacifiCorp 3.600%, 04/01/24	315,000	313,797
5.500%, 01/15/19	500,000	504,090
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	105,124
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	288,652
4.125%, 06/15/44	208,000	204,575
Progress Energy, Inc. 7.000%, 10/30/31	200,000	249,237
PSEG Power LLC 2.450%, 11/15/18	568,000	567,915
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	384,182
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	271,214

Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	$1,033,450
6.625%, 11/15/37	600,000	754,345
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	662,700
Sempra Energy 4.050%, 12/01/23	1,054,000	1,059,763
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	552,568
Southern California Edison Co. 3.650%, 03/01/28	500,000	488,135
5.550%, 01/15/36	500,000	556,011
Southern Co. (The) 2.150%, 09/01/19	855,000	847,905
Southern Power Co. 5.150%, 09/15/41	400,000	402,906
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	256,152
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	479,048
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	187,251
Virginia Electric & Power Co. 2.750%, 03/15/23	400,000	387,306
2.950%, 01/15/22	489,000	481,400
4.450%, 02/15/44	126,000	127,109
6.000%, 05/15/37	685,000	825,855

		44,002,887

Electronics—0.0%
Arrow Electronics, Inc. 3.250%, 09/08/24	439,000	414,832
3.875%, 01/12/28	376,000	350,071

		764,903

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	208,000	185,640

Environmental Control—0.0%
Republic Services, Inc. 5.500%, 09/15/19	650,000	665,173

Food—0.3%
Campbell Soup Co. 3.950%, 03/15/25	790,000	763,527
General Mills, Inc. 4.000%, 04/17/25	535,000	529,343
4.200%, 04/17/28	335,000	330,404
4.550%, 04/17/38	130,000	124,466
Kellogg Co. 3.400%, 11/15/27	333,000	309,343
Kraft Heinz Foods Co. 5.000%, 07/15/35	1,400,000	1,381,397
6.875%, 01/26/39	333,000	388,609

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kroger Co. (The) 8.000%, 09/15/29	610,000	$758,426
McCormick & Co., Inc. 3.150%, 08/15/24	269,000	258,465
3.400%, 08/15/27	396,000	376,657
Sysco Corp. 3.550%, 03/15/25	340,000	332,514
4.450%, 03/15/48	200,000	194,748
Tyson Foods, Inc. 3.950%, 08/15/24 (c)	456,000	455,738

		6,203,637

Forest Products & Paper—0.1%
International Paper Co. 3.000%, 02/15/27 (c)	429,000	393,687
7.300%, 11/15/39	350,000	444,062
8.700%, 06/15/38	250,000	345,465

		1,183,214

Gas—0.3%
Atmos Energy Corp. 4.125%, 10/15/44	450,000	437,017
4.150%, 01/15/43	460,000	446,239
8.500%, 03/15/19	200,000	204,964
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	492,733
CenterPoint Energy Resources Corp. 4.500%, 01/15/21	429,000	436,647
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	317,334
Korea Gas Corp. 1.875%, 07/18/21 (144A)	400,000	380,555
NiSource, Inc. 6.250%, 12/15/40	510,000	590,319
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	172,000	161,327
3.500%, 09/15/21	1,000,000	997,286
3.950%, 10/01/46	212,000	186,620
4.400%, 06/01/43	375,000	359,797
6.000%, 10/01/34	1,000,000	1,118,864
Southwest Gas Corp. 3.800%, 09/29/46	332,000	297,507

		6,427,209

Healthcare-Products—0.2%
Abbott Laboratories 3.875%, 09/15/25	464,000	466,774
Becton Dickinson & Co. 3.734%, 12/15/24	85,000	83,223
Covidien International Finance S.A. 2.950%, 06/15/23	377,000	366,627
Medtronic, Inc. 3.125%, 03/15/22	398,000	395,210
4.375%, 03/15/35	895,000	924,463

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	286,000	$265,159
3.150%, 01/15/23	1,066,000	1,041,641
4.150%, 02/01/24	515,000	524,460
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	233,000	231,411

		4,298,968

Healthcare-Services—0.2%
Aetna, Inc. 2.800%, 06/15/23	269,000	257,712
6.625%, 06/15/36	297,000	361,231
Anthem, Inc. 3.500%, 08/15/24	1,035,000	1,011,865
4.101%, 03/01/28	460,000	452,848
4.650%, 08/15/44	324,000	318,329
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	440,976
Magellan Health, Inc. 4.400%, 09/22/24	1,000,000	964,679
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	192,173
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	132,935
4.750%, 01/30/20	400,000	408,435
Texas Health Resources 4.330%, 11/15/55	250,000	253,108
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	243,729
4.625%, 07/15/35	320,000	340,537

		5,378,557

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,128,062

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	572,226

Housewares—0.0%
Newell Brands, Inc. 5.375%, 04/01/36	350,000	336,980
5.500%, 04/01/46 (c)	200,000	190,958

		527,938

Insurance—1.2%
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	415,000	406,685
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,274,288
Allstate Corp. (The) 3.150%, 06/15/23	407,000	399,247

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
American International Group, Inc. 4.125%, 02/15/24 (c)	868,000	$871,677
4.200%, 04/01/28 (c)	400,000	395,563
Aon plc 3.500%, 06/14/24	485,000	472,916
Assurant, Inc. 4.200%, 09/27/23	605,000	601,567
Athene Global Funding 2.750%, 04/20/20 (144A)	844,000	833,419
4.000%, 01/25/22 (144A)	368,000	368,728
Athene Holding, Ltd. 4.125%, 01/12/28	575,000	536,938
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	838,592
Berkshire Hathaway, Inc. 3.000%, 02/11/23	1,000,000	992,728
Chubb INA Holdings, Inc. 2.700%, 03/13/23 (c)	400,000	386,632
2.875%, 11/03/22	260,000	254,453
3.150%, 03/15/25	131,000	126,568
3.350%, 05/15/24	435,000	427,621
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	707,767
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	720,000	677,304
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	152,647
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	600,000	567,747
Jackson National Life Global Funding 3.050%, 04/29/26 (144A)	300,000	280,164
3.250%, 01/30/24 (144A)	460,000	446,971
Liberty Mutual Group, Inc. 4.950%, 05/01/22 (144A)	700,000	724,890
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	974,755
Lincoln National Corp. 4.200%, 03/15/22	350,000	355,016
6.250%, 02/15/20	800,000	829,099
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (a)	950,000	904,639
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	446,966
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	813,054
7.625%, 11/15/23 (144A)	550,000	625,807
New York Life Global Funding 1.550%, 11/02/18 (144A)	317,000	316,770
3.000%, 01/10/28 (144A)	485,000	455,178
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	750,243
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	446,000	401,048
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	243,568

Security Description	Principal Amount*	Value

Insurance—(Continued)
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a) (c)	430,000	$428,925
Protective Life Global Funding 1.999%, 09/14/21 (144A)	750,000	719,075
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,633,775
Reliance Standard Life Global Funding II 2.500%, 01/15/20 (144A)	240,000	237,547
3.050%, 01/20/21 (144A)	149,000	146,938
3.850%, 09/19/23 (144A)	1,065,000	1,061,723
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	480,000	464,916
Torchmark Corp. 4.550%, 09/15/28	555,000	557,398
Voya Financial, Inc. 3.125%, 07/15/24	500,000	471,584
3.650%, 06/15/26	150,000	142,842
XLIT, Ltd. 6.375%, 11/15/24	921,000	1,028,093

		27,754,071

Internet—0.2%
Alibaba Group Holding, Ltd. 4.000%, 12/06/37	244,000	223,767
Amazon.com, Inc. 2.800%, 08/22/24	1,020,000	984,974
3.875%, 08/22/37	800,000	782,148
4.250%, 08/22/57	1,000,000	997,616
4.800%, 12/05/34	815,000	888,063
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	955,000	903,527

		4,780,095

Iron/Steel—0.1%
Nucor Corp. 4.000%, 08/01/23	1,049,000	1,069,388
6.400%, 12/01/37	250,000	305,078
Vale Overseas, Ltd. 6.250%, 08/10/26	148,000	162,193
6.875%, 11/21/36	750,000	872,250

		2,408,909

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 2.750%, 08/20/21	360,000	355,360
3.250%, 12/01/24	393,000	386,428
3.750%, 11/24/23	769,000	774,590
7.150%, 02/15/19	1,000,000	1,016,446

		2,532,824

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	600,000	804,803

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Nvent Finance Sarl 4.550%, 04/15/28 (144A)	562,000	$546,833
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	124,183
Xylem, Inc. 3.250%, 11/01/26	118,000	110,768

		1,586,587

Media—1.1%
21st Century Fox America, Inc. 3.700%, 10/15/25	300,000	297,691
6.150%, 02/15/41	500,000	636,496
6.550%, 03/15/33	370,000	465,461
6.900%, 03/01/19	900,000	915,063
CBS Corp. 3.700%, 08/15/24	874,000	849,543
4.850%, 07/01/42	255,000	246,574
4.900%, 08/15/44	135,000	131,163
5.900%, 10/15/40	125,000	137,862
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	2,174,000	2,206,511
5.375%, 04/01/38	334,000	323,294
6.384%, 10/23/35	275,000	296,216
6.834%, 10/23/55	400,000	440,784
Comcast Corp. 3.900%, 03/01/38	591,000	540,482
4.200%, 08/15/34	556,000	534,684
4.250%, 01/15/33	1,880,000	1,841,361
6.500%, 11/15/35	308,000	371,241
COX Communications, Inc. 3.250%, 12/15/22 (144A)	1,010,000	980,949
4.800%, 02/01/35 (144A)	1,100,000	1,025,416
Discovery Communications LLC 3.300%, 05/15/22	625,000	612,263
3.950%, 03/20/28 (c)	315,000	299,040
4.375%, 06/15/21	1,240,000	1,263,535
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	217,507
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,000,000	995,513
NBCUniversal Media LLC 2.875%, 01/15/23	1,000,000	971,702
Sky plc 3.750%, 09/16/24 (144A)	431,000	429,787
TCI Communications, Inc. 7.125%, 02/15/28	801,000	966,329
Thomson Reuters Corp. 5.850%, 04/15/40	32,000	34,586
Time Warner Cable LLC 4.125%, 02/15/21	1,300,000	1,310,402
5.500%, 09/01/41	1,000,000	961,779
Viacom, Inc. 3.875%, 04/01/24 (c)	237,000	232,809
6.875%, 04/30/36	798,000	907,538

Security Description	Principal Amount*	Value

Media—(Continued)
Walt Disney Co. (The) 1.850%, 07/30/26	156,000	$137,118
Warner Media LLC 3.550%, 06/01/24	2,285,000	2,215,396
3.600%, 07/15/25	665,000	636,945

		24,433,040

Mining—0.1%
Anglo American Capital plc 3.625%, 09/11/24 (144A)	336,000	319,805
4.000%, 09/11/27 (144A)	600,000	552,735
Barrick Gold Corp. 6.450%, 10/15/35	700,000	798,008
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	414,000	458,907
Vale Canada, Ltd. 7.200%, 09/15/32	500,000	548,750

		2,678,205

Miscellaneous Manufacturing—0.2%
Eaton Corp. 6.950%, 03/20/19	282,000	287,525
General Electric Co. 3.450%, 05/15/24	393,000	386,888
4.375%, 09/16/20	1,060,000	1,082,889
5.500%, 01/08/20	616,000	633,780
6.000%, 08/07/19	673,000	690,453
Illinois Tool Works, Inc. 1.950%, 03/01/19	252,000	251,344
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	316,912
Parker-Hannifin Corp. 3.300%, 11/21/24	143,000	140,109
4.100%, 03/01/47	250,000	244,381
4.450%, 11/21/44	333,000	339,383
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	486,858

		4,860,522

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,338,172

Oil & Gas—1.4%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	986,957
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,070,145
Anadarko Petroleum Corp. 8.700%, 03/15/19	1,600,000	1,640,223
Apache Corp. 3.250%, 04/15/22	684,000	673,233
5.100%, 09/01/40	650,000	642,041

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets plc 3.017%, 01/16/27	655,000	$615,800
3.224%, 04/14/24	1,000,000	977,296
3.245%, 05/06/22	1,475,000	1,465,164
3.535%, 11/04/24	300,000	298,192
3.814%, 02/10/24	650,000	657,500
Canadian Natural Resources, Ltd. 3.900%, 02/01/25	512,000	505,229
5.850%, 02/01/35	150,000	166,223
6.450%, 06/30/33	200,000	232,788
Cenovus Energy, Inc. 6.750%, 11/15/39	1,100,000	1,239,084
Chevron Corp. 2.355%, 12/05/22	690,000	664,881
2.411%, 03/03/22	500,000	486,372
2.895%, 03/03/24	537,000	522,572
3.191%, 06/24/23	425,000	421,730
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	848,000	812,638
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	387,399
Ecopetrol S.A. 4.125%, 01/16/25	433,000	420,010
5.875%, 09/18/23	282,000	300,471
Encana Corp. 7.200%, 11/01/31	400,000	484,788
8.125%, 09/15/30	450,000	575,608
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	380,773
Eni USA, Inc. 7.300%, 11/15/27	480,000	567,394
EOG Resources, Inc. 4.100%, 02/01/21	880,000	894,621
EQT Corp. 3.900%, 10/01/27	458,000	428,958
Equinor ASA 2.650%, 01/15/24 (c)	393,000	376,222
3.250%, 11/10/24	399,000	391,975
7.250%, 09/23/27	1,040,000	1,297,348
Exxon Mobil Corp. 4.114%, 03/01/46	440,000	445,839
Marathon Oil Corp. 2.800%, 11/01/22 (c)	400,000	384,386
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	366,023
Noble Energy, Inc. 6.000%, 03/01/41	360,000	384,726
Occidental Petroleum Corp. 3.000%, 02/15/27	350,000	332,366
4.200%, 03/15/48	300,000	294,955
Petro-Canada 5.950%, 05/15/35	210,000	241,608
7.875%, 06/15/26	544,000	656,969
9.250%, 10/15/21	243,000	280,480
Petroleos Mexicanos 4.625%, 09/21/23 (c)	800,000	792,800
4.875%, 01/18/24	317,000	315,732

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
5.350%, 02/12/28 (144A)	339,000	$319,508
6.350%, 02/12/48 (144A)	684,000	626,544
6.375%, 01/23/45	918,000	847,314
6.500%, 03/13/27	1,879,000	1,919,398
6.750%, 09/21/47	716,000	683,200
6.875%, 08/04/26	1,305,000	1,376,644
Phillips 66 3.900%, 03/15/28	425,000	418,969
Shell International Finance B.V. 4.125%, 05/11/35	600,000	606,945
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	764,195
Total Capital International S.A. 3.700%, 01/15/24	654,000	658,599
Valero Energy Corp. 7.500%, 04/15/32	180,000	229,105

		33,529,940

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	360,000	378,486
Halliburton Co. 4.850%, 11/15/35	270,000	282,105
6.750%, 02/01/27	650,000	746,058
7.450%, 09/15/39	200,000	267,905
8.750%, 02/15/21	350,000	391,099
Schlumberger Investment S.A. 2.400%, 08/01/22 (144A)	600,000	575,016
3.300%, 09/14/21 (144A)	650,000	649,548

		3,290,217

Packaging & Containers—0.0%
WestRock Co. 3.750%, 03/15/25 (144A)	300,000	294,725

Pharmaceuticals—0.9%
AbbVie, Inc. 3.600%, 05/14/25	1,787,000	1,729,021
4.500%, 05/14/35	500,000	479,704
Allergan Funding SCS 3.450%, 03/15/22	1,504,000	1,494,437
3.850%, 06/15/24	1,038,000	1,026,457
Allergan, Inc. 2.800%, 03/15/23	172,000	163,951
3.375%, 09/15/20	474,000	473,805
Bayer U.S. Finance II LLC 4.700%, 07/15/64 (144A)	100,000	84,342
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	423,000	420,204
3.375%, 10/08/24 (144A)	472,000	449,693
CVS Health Corp. 4.100%, 03/25/25	3,038,000	3,028,563
4.300%, 03/25/28	813,000	804,977
4.780%, 03/25/38	1,200,000	1,190,655
5.050%, 03/25/48	670,000	684,503

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	778,142	$766,470
5.773%, 01/10/33 (144A)	769,404	816,162
6.204%, 10/10/25 (144A)	588,661	613,320
8.353%, 07/10/31 (144A)	154,664	186,861
Express Scripts Holding Co. 3.000%, 07/15/23 (c)	900,000	866,465
3.500%, 06/15/24	300,000	291,828
4.800%, 07/15/46	156,000	152,026
Johnson & Johnson 3.400%, 01/15/38	741,000	689,395
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	90,059
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	809,855
Merck & Co., Inc. 2.800%, 05/18/23	625,000	611,699
3.700%, 02/10/45	60,000	57,178
Mylan, Inc. 4.550%, 04/15/28 (144A)	350,000	340,106
Novartis Capital Corp. 3.400%, 05/06/24	863,000	865,021
Pfizer, Inc. 3.000%, 12/15/26	450,000	431,238
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	445,000	424,363
3.200%, 09/23/26	770,000	710,614

		20,752,972

Pipelines—1.1%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.250%, 01/15/25	375,000	384,067
ANR Pipeline Co. 7.375%, 02/15/24	226,000	252,080
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	687,000	669,864
Buckeye Partners L.P. 2.650%, 11/15/18	400,000	399,931
3.950%, 12/01/26	79,000	72,863
4.875%, 02/01/21	600,000	610,794
5.850%, 11/15/43	575,000	553,796
Enable Midstream Partners L.P. 4.950%, 05/15/28	290,000	287,652
Enbridge, Inc. 3.700%, 07/15/27 (c)	538,000	519,339
4.500%, 06/10/44	350,000	339,176
6.250%, 3M LIBOR + 3.640%, 03/01/78 (a)	480,000	463,239
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	270,000	279,601
Energy Transfer Partners L.P. 3.600%, 02/01/23	114,000	112,019
4.050%, 03/15/25	273,000	267,151
4.750%, 01/15/26	308,000	311,077
4.900%, 02/01/24	244,000	251,431
6.050%, 06/01/41	1,167,000	1,219,594
6.500%, 02/01/42	134,000	146,976

Security Description	Principal Amount*	Value

Pipelines—(Continued)
EnLink Midstream Partners L.P. 2.700%, 04/01/19	200,000	$199,350
4.150%, 06/01/25	261,000	247,398
5.600%, 04/01/44	201,000	178,787
Enterprise Products Operating LLC 3.750%, 02/15/25 (c)	515,000	513,969
3.900%, 02/15/24	662,000	667,789
4.950%, 10/15/54	179,000	178,674
5.100%, 02/15/45	379,000	399,337
6.875%, 03/01/33	150,000	185,911
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	200,000	199,618
Kinder Morgan, Inc. 4.300%, 03/01/28	1,000,000	990,722
5.200%, 03/01/48 (c)	400,000	407,345
Magellan Midstream Partners L.P. 4.200%, 12/01/42	269,000	234,255
4.250%, 02/01/21	659,000	669,440
5.150%, 10/15/43	201,000	208,187
MPLX L.P. 4.125%, 03/01/27	373,000	363,141
4.500%, 04/15/38	285,000	268,281
4.875%, 12/01/24	529,000	549,397
5.200%, 03/01/47	215,000	215,125
ONEOK Partners L.P. 3.375%, 10/01/22	44,000	43,325
4.900%, 03/15/25	1,000,000	1,037,518
5.000%, 09/15/23	96,000	100,030
6.650%, 10/01/36	950,000	1,110,997
Phillips 66 Partners L.P. 3.550%, 10/01/26	117,000	110,303
4.900%, 10/01/46	255,000	249,922
Plains All American Pipeline L.P. / PAA Finance Corp. 3.600%, 11/01/24	1,875,000	1,804,105
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	241,578
8.000%, 03/01/32	210,000	269,369
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	117,000	110,952
4.250%, 04/01/24	233,000	232,376
4.950%, 01/15/43	394,000	359,324
5.300%, 04/01/44	200,000	191,441
5.350%, 05/15/45	633,000	616,310
6.100%, 02/15/42	500,000	526,669
TC PipeLines L.P. 3.900%, 05/25/27	254,000	241,010
TransCanada PipeLines, Ltd. 2.500%, 08/01/22	350,000	335,818
3.750%, 10/16/23	910,000	909,482
4.750%, 05/15/38	300,000	305,046
7.125%, 01/15/19	490,000	496,070
7.250%, 08/15/38	200,000	250,580
Western Gas Partners L.P. 4.500%, 03/01/28	136,000	130,388
5.300%, 03/01/48	294,000	269,063
5.450%, 04/01/44	178,000	166,571

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Partners L.P. 3.900%, 01/15/25	262,000	$256,230
4.850%, 03/01/48	427,000	412,121

		24,593,974

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	586,142
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	579,000	567,661
3.875%, 03/20/27 (144A)	603,000	591,843

		1,745,646

Real Estate Investment Trusts—1.0%
American Tower Corp. 2.250%, 01/15/22	500,000	477,208
3.375%, 10/15/26	287,000	267,145
3.500%, 01/31/23	790,000	777,914
AvalonBay Communities, Inc. 2.850%, 03/15/23	400,000	387,705
2.900%, 10/15/26	165,000	153,654
3.900%, 10/15/46	150,000	137,514
Boston Properties L.P. 3.200%, 01/15/25	380,000	363,453
3.850%, 02/01/23	800,000	803,252
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	481,581
Crown Castle International Corp. 4.000%, 03/01/27	166,000	160,737
4.875%, 04/15/22	835,000	861,409
DDR Corp. 4.700%, 06/01/27	226,000	227,142
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	256,340
Duke Realty L.P. 3.625%, 04/15/23	1,128,000	1,115,985
EPR Properties 4.500%, 06/01/27	497,000	474,760
4.950%, 04/15/28	330,000	324,083
Equity Commonwealth 5.875%, 09/15/20	800,000	822,601
ERP Operating L.P. 2.375%, 07/01/19 (c)	538,000	535,875
2.850%, 11/01/26	230,000	212,986
3.500%, 03/01/28	294,000	283,620
4.625%, 12/15/21	150,000	154,645
4.750%, 07/15/20	578,000	590,395
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	361,520
Government Properties Income Trust 3.750%, 08/15/19	2,520,000	2,529,447
4.000%, 07/15/22	627,000	619,765
HCP, Inc. 3.400%, 02/01/25	303,000	287,115
3.875%, 08/15/24	1,136,000	1,110,548

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Liberty Property L.P. 3.250%, 10/01/26	199,000	$185,160
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	431,119
Realty Income Corp. 3.000%, 01/15/27	200,000	184,191
3.875%, 04/15/25	505,000	500,693
4.650%, 03/15/47	225,000	225,733
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	691,821
Select Income REIT 3.600%, 02/01/20	1,000,000	994,618
Senior Housing Properties Trust 3.250%, 05/01/19	550,000	549,771
4.750%, 02/15/28	500,000	483,212
Simon Property Group L.P. 2.750%, 02/01/23	200,000	193,277
4.375%, 03/01/21	1,185,000	1,214,491
UDR, Inc. 2.950%, 09/01/26	233,000	213,305
Ventas Realty L.P. 3.500%, 02/01/25	197,000	188,020
3.850%, 04/01/27	369,000	355,459
VEREIT Operating Partnership L.P. 4.600%, 02/06/24	960,000	964,995
Welltower, Inc. 4.500%, 01/15/24	1,024,000	1,040,603
5.250%, 01/15/22	600,000	625,580

		23,820,447

Retail—0.3%
Dollar General Corp. 4.125%, 05/01/28	485,000	478,059
Home Depot, Inc. (The) 2.125%, 09/15/26	193,000	172,884
2.625%, 06/01/22	700,000	685,141
3.750%, 02/15/24	586,000	597,137
4.200%, 04/01/43	207,000	208,298
4.400%, 03/15/45	143,000	148,416
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	894,441
3.125%, 09/15/24	276,000	269,865
McDonald’s Corp. 4.450%, 03/01/47	180,000	176,462
4.700%, 12/09/35	84,000	87,223
6.300%, 10/15/37	152,000	183,213
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	468,375
Target Corp. 3.500%, 07/01/24	484,000	489,059
Walgreen Co. 4.400%, 09/15/42	200,000	182,744
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	349,000	343,236

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Walmart, Inc. 3.300%, 04/22/24	575,000	$574,035

		5,958,588

Semiconductors—0.2%
Analog Devices, Inc. 3.125%, 12/05/23	293,000	283,249
4.500%, 12/05/36	336,000	326,613
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24 (c)	1,205,000	1,168,602
3.875%, 01/15/27	600,000	565,867
Intel Corp. 3.700%, 07/29/25	260,000	261,542
4.000%, 12/15/32	1,000,000	1,014,384
QUALCOMM, Inc. 3.250%, 05/20/27	627,000	589,253

		4,209,510

Software—0.5%
Microsoft Corp. 2.400%, 08/08/26	400,000	368,628
2.875%, 02/06/24	1,252,000	1,223,598
3.300%, 02/06/27	502,000	492,857
3.500%, 02/12/35	296,000	285,156
3.950%, 08/08/56	180,000	175,779
4.000%, 02/12/55	310,000	306,629
4.100%, 02/06/37	924,000	951,544
4.500%, 02/06/57	810,000	872,433
Oracle Corp. 2.500%, 10/15/22	3,410,000	3,307,870
2.950%, 11/15/24	900,000	868,934
3.800%, 11/15/37	900,000	856,364
3.900%, 05/15/35	230,000	222,322
4.300%, 07/08/34	1,676,000	1,709,728
VMware, Inc. 2.950%, 08/21/22	933,000	897,860

		12,539,702

Telecommunications—1.0%
America Movil S.A.B. de C.V. 3.125%, 07/16/22	1,600,000	1,566,466
AT&T, Inc. 3.950%, 01/15/25	858,000	844,370
4.125%, 02/17/26	570,000	562,946
4.300%, 02/15/30 (144A)	5,805,000	5,578,746
4.500%, 05/15/35	1,000,000	933,142
4.900%, 08/15/37 (144A)	2,260,000	2,158,218
5.350%, 09/01/40	500,000	495,264
6.350%, 03/15/40	530,000	582,011
6.375%, 03/01/41	300,000	330,181
Cisco Systems, Inc. 3.000%, 06/15/22	278,000	276,516
3.625%, 03/04/24	700,000	709,799
5.900%, 02/15/39	900,000	1,118,569

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	$472,010
Qwest Corp. 6.875%, 09/15/33	587,000	583,689
Rogers Communications, Inc. 8.750%, 05/01/32	940,000	1,237,394
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,401,750	1,396,493
Telefonica Emisiones S.A.U. 4.103%, 03/08/27	353,000	339,125
5.134%, 04/27/20	551,000	566,274
Verizon Communications, Inc. 3.450%, 03/15/21	534,000	536,104
4.125%, 03/16/27	400,000	400,198
4.400%, 11/01/34	600,000	584,437
5.250%, 03/16/37 (c)	548,000	583,567
Vodafone Group plc 4.125%, 05/30/25	547,000	542,550
5.000%, 05/30/38	383,000	377,509
5.250%, 05/30/48	540,000	541,334
6.150%, 02/27/37	500,000	551,544

		23,868,456

Transportation—0.3%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22	300,000	296,794
7.950%, 08/15/30	1,185,000	1,612,258
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	940,378
Canadian Pacific Railway Co. 4.500%, 01/15/22	300,000	308,869
6.125%, 09/15/15	100,000	118,041
7.125%, 10/15/31	872,000	1,094,163
CSX Corp. 3.250%, 06/01/27	324,000	306,868
6.000%, 10/01/36	300,000	354,649
FedEx Corp. 3.900%, 02/01/35	382,000	359,240
Norfolk Southern Corp. 3.850%, 01/15/24	679,000	685,840
3.942%, 11/01/47	219,000	203,056
Ryder System, Inc. 2.450%, 09/03/19	555,000	552,527
Union Pacific Corp. 4.100%, 09/15/67	200,000	176,735

		7,009,418

Trucking & Leasing—0.1%
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	300,000	273,690
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 06/15/19 (144A)	175,000	174,396
2.700%, 03/14/23 (144A)	948,000	896,182
3.375%, 02/01/22 (144A)	459,000	452,506

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—(Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.125%, 08/01/23 (144A)	389,000	$388,286

		2,185,060

Water—0.1%
American Water Capital Corp. 3.400%, 03/01/25	319,000	313,155
3.850%, 03/01/24	1,130,000	1,140,340

		1,453,495

Total Corporate Bonds & Notes (Cost $588,872,980)		580,803,843

Asset-Backed Securities—11.9%

Asset-Backed - Automobile—5.1%
American Credit Acceptance Receivables Trust 2.910%, 02/13/23 (144A)	977,000	975,353
3.460%, 08/10/22 (144A)	2,249,000	2,246,924
4.260%, 08/12/22 (144A)	867,000	875,338
AmeriCredit Automobile Receivables Trust 1.600%, 11/09/20	99,428	99,272
1.830%, 12/08/21	750,000	740,362
2.300%, 02/18/22	785,000	776,915
2.690%, 06/19/23	409,000	401,702
2.710%, 08/18/22	421,000	415,358
3.130%, 01/18/23	945,000	931,783
Capital Auto Receivables Asset Trust 2.790%, 01/20/22 (144A)	5,075,000	5,059,144
Carfinance Capital Auto Trust 1.750%, 06/15/21 (144A)	20,921	20,906
CarMax Auto Owner Trust 2.730%, 08/16/21	2,217,000	2,214,728
Carnow Auto Receivables Trust 2.920%, 09/15/22 (144A)	785,789	782,152
3.490%, 02/15/21 (144A)	313,711	313,298
CPS Auto Receivables Trust 2.860%, 06/15/23 (144A)	1,533,000	1,517,486
3.270%, 06/15/22 (144A)	1,050,000	1,050,436
3.770%, 08/17/20 (144A)	516,251	517,965
3.790%, 06/15/23 (144A)	564,000	561,917
4.000%, 02/16/21 (144A)	223,000	224,501
4.350%, 11/16/20 (144A)	450,000	453,462
Credit Acceptance Auto Loan Trust 2.560%, 10/15/25 (144A)	1,197,000	1,191,251
3.010%, 02/16/27 (144A)	1,586,000	1,570,133
3.020%, 04/15/26 (144A)	4,025,000	3,959,086
3.040%, 12/15/25 (144A)	524,000	518,193
3.350%, 06/15/26 (144A)	489,000	483,375
3.480%, 02/17/26 (144A)	440,000	437,899
Drive Auto Receivables Trust 2.300%, 05/17/21	9,854,000	9,838,971
2.510%, 01/15/21 (144A)	148,322	148,285
2.750%, 09/15/23	3,399,000	3,390,459
2.840%, 04/15/22	2,135,000	2,131,353

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Drive Auto Receivables Trust 2.980%, 01/18/22 (144A)	898,000	$897,199
3.530%, 12/15/23 (144A)	4,820,000	4,803,957
3.660%, 11/15/24	3,698,000	3,698,894
3.720%, 09/16/24	3,182,000	3,177,261
3.840%, 03/15/23	2,425,000	2,434,512
4.120%, 07/15/22 (144A)	1,177,000	1,185,532
4.160%, 05/15/24 (144A)	1,195,000	1,206,914
4.180%, 03/15/24 (144A)	2,076,000	2,097,012
DT Auto Owner Trust 3.030%, 01/17/23 (144A)	1,823,000	1,819,307
3.470%, 12/15/23 (144A)	1,715,000	1,710,394
3.550%, 11/15/22 (144A)	1,089,000	1,088,179
3.580%, 05/15/23 (144A)	969,000	967,980
3.770%, 10/17/22 (144A)	1,068,400	1,074,150
3.810%, 12/15/23 (144A)	1,211,000	1,205,030
Exeter Automobile Receivables Trust 2.050%, 12/15/21 (144A)	585,145	582,378
2.840%, 08/16/21 (144A)	785,000	784,235
3.950%, 12/15/22 (144A)	580,000	580,369
First Investors Auto Owner Trust 1.530%, 11/16/20 (144A)	55,761	55,720
Flagship Credit Auto Trust 2.710%, 11/15/22 (144A)	1,195,000	1,181,008
2.840%, 11/16/20 (144A)	3,459	3,459
3.790%, 12/16/24 (144A)	3,855,000	3,838,199
3.950%, 12/15/20 (144A)	440,000	441,778
GLS Auto Receivables Trust 4.390%, 01/15/21 (144A)	533,098	535,308
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	575,000	567,498
Nissan Auto Receivables Owner Trust 2.120%, 04/18/22	2,934,000	2,891,240
OneMain Direct Auto Receivables Trust 2.550%, 11/14/23 (144A)	2,400,000	2,364,457
2.820%, 07/15/24 (144A)	4,225,000	4,157,421
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	1,973,941
Santander Drive Auto Receivables Trust 4.670%, 02/15/23 (144A)	4,700,000	4,740,674
Santander Retail Auto Lease Trust 2.930%, 05/20/21 (144A)	2,396,000	2,385,608
Sierra Auto Receivables Securitization Trust 2.850%, 01/18/22 (144A)	40,106	40,100
Sonoran Auto Receivables Trust 4.750%, 07/15/24	7,060,597	7,060,597
Tricolor Auto Securitization Trust 5.050%, 12/15/20 (144A) (h)	2,958,253	2,957,898
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	3,140,000	3,138,135
USASF Receivables LLC 5.750%, 09/15/30 (144A) (h)	1,339,898	1,339,898
Westlake Automobile Receivables Trust 2.460%, 01/18/22 (144A)	1,036,000	1,033,055
2.700%, 10/17/22 (144A)	720,000	717,729
4.100%, 06/15/21 (144A)	500,000	504,029

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
World Omni Automobile Lease Securitization Trust 2.830%, 07/15/21	2,314,000	$2,303,660

		117,392,722

Asset-Backed - Credit Card—0.2%
Continental Credit Card 4.290%, 01/15/24 (144A)	2,040,446	2,020,343
4.560%, 01/15/23 (144A)	201,748	201,074
Synchrony Card Issuance Trust 3.380%, 09/15/24	2,900,000	2,900,000

		5,121,417

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 2.966%, 1M LIBOR + 0.750%, 02/25/35 (a)	97,012	96,989

Asset-Backed - Other—6.6%
AJAX Mortgage Loan Trust 4.125%, 10/25/56 (144A)	1,207,013	1,200,363
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,171,937	1,151,310
3.678%, 12/17/36 (144A)	93,291	92,836
4.201%, 12/17/36 (144A)	400,000	403,928
4.290%, 10/17/36 (144A)	300,000	304,306
4.596%, 12/17/36 (144A)	250,000	255,787
5.036%, 10/17/45 (144A)	1,900,000	1,970,282
5.639%, 04/17/52 (144A)	500,000	525,802
6.231%, 10/17/36 (144A)	650,000	704,958
6.418%, 12/17/36 (144A)	300,000	328,973
American Tower Trust I 3.070%, 03/15/48 (144A)	1,920,000	1,874,776
AXIS Equipment Finance Receivables LLC 2.210%, 11/20/21 (144A)	648,907	645,285
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	615,470	607,595
BCC Funding XIII LLC 2.200%, 12/20/21 (144A)	560,207	557,654
Business Jet Securities LLC 4.335%, 02/15/33 (144A)	5,100,497	5,106,995
4.447%, 06/15/33 (144A)	3,182,784	3,187,712
Camillo 5.000%, 12/05/23 (144A) (h)	3,519,320	3,511,623
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	882,036	860,179
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (f) (g) (h)	1,078,519	115,725
Consumer Loan Underlying Bond Credit Trust 2.550%, 01/16/24 (144A)	647,659	647,289
COOF Securitization Trust, Ltd. 2.944%, 06/25/40 (144A) (a) (b)	1,308,583	117,055
Diamond Resorts Owner Trust 3.270%, 10/22/29 (144A)	1,387,440	1,374,061
3.700%, 01/21/31 (144A)	3,163,533	3,147,825
DT Asset Trust 5.840%, 12/16/22 (144A) (h)	2,000,000	1,997,825

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	427,929	$422,872
FirstKey Lending Trust 3.417%, 03/09/47 (144A)	460,177	459,801
Freedom Financial Network LLC 3.610%, 07/18/24 (144A)	2,119,633	2,116,359
GMAT Trust 6.967%, 11/25/43 (144A)	106,075	106,165
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	394,782	391,607
Goodgreen Trust 3.260%, 10/15/53 (144A)	2,789,519	2,685,505
3.740%, 10/15/52 (144A)	605,526	600,247
5.000%, 10/20/51 (144A) (h)	3,646,087	3,573,165
HERO Funding Trust 3.080%, 09/20/42 (144A)	763,972	737,348
3.950%, 09/20/48 (144A)	2,541,814	2,515,750
4.460%, 09/20/47 (144A)	1,981,580	2,010,992
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	917,588	900,171
Kabbage Asset Securitization LLC 4.571%, 03/15/22 (144A)	6,515,000	6,561,145
KGS-Alpha SBA COOF Trust 0.601%, 05/25/39 (144A) (a) (b)	4,702,844	71,483
0.914%, 08/25/38 (144A) (a) (b)	4,321,925	104,833
1.773%, 03/25/39 (144A) (a) (b)	4,250,175	174,839
3.276%, 04/25/40 (144A) (a) (b)	1,085,525	87,731
LendingClub Issuance Trust 3.000%, 01/17/23 (144A)	21,618	21,612
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	1,512,000	1,503,417
LV Tower 52 Issuer LLC 5.750%, 07/15/19 (144A) (h)	2,028,101	2,028,101
7.750%, 07/15/19 (144A) (h)	1,093,320	1,093,320
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	1,631,000	1,629,927
Marlette Funding Trust 2.610%, 03/15/28 (144A)	1,794,117	1,788,711
2.827%, 03/15/24 (144A)	629,453	629,423
Nationstar HECM Loan Trust 2.942%, 05/25/27 (144A)	305,000	302,764
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	860,000	852,668
New Residential Advance Receivables Trust Advance Receivables Backed Notes 3.020%, 10/15/49 (144A)	134,000	132,597
3.513%, 10/15/49 (144A)	312,500	309,367
Ocwen Master Advance Receivables Trust 3.892%, 08/15/49 (144A)	3,950,000	3,949,999
OnDeck Asset Securitization Trust LLC 3.500%, 04/18/22 (144A)	526,000	524,461
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	1,039,036	1,040,349
3.660%, 02/20/29 (144A)	1,785,000	1,790,499
3.850%, 03/18/26 (144A)	450,000	452,358
6.000%, 02/20/29 (144A)	1,000,000	1,020,250

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Oportun Funding IV LLC 3.230%, 06/08/23 (144A)	1,187,000	$1,166,849
4.850%, 11/08/21 (144A)	1,085,492	1,087,884
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,447,148
Oportun Funding LLC 3.280%, 11/08/21 (144A)	2,250,000	2,251,168
3.970%, 06/08/23 (144A) (a)	2,500,000	2,466,285
Oportun Funding VII LLC 3.220%, 10/10/23 (144A)	988,000	972,819
Progress Residential Trust 4.040%, 08/17/35 (144A)	3,286,000	3,270,235
4.656%, 08/17/35 (144A)	2,568,000	2,556,996
Prosper Marketplace Issuance Trust 2.360%, 11/15/23 (144A)	1,128,939	1,125,813
2.410%, 09/15/23 (144A)	376,138	375,722
2.560%, 06/15/23 (144A)	111,096	111,071
Purchasing Power Funding LLC 3.340%, 08/15/22 (144A)	5,950,000	5,916,043
Renew Financial 3.670%, 09/20/52 (144A)	789,123	776,782
Rice Park Financing Trust 4.625%, 10/31/41 (144A) (h)	3,267,075	3,262,305
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	477,744	476,308
SOL S.p.A. 4.160%, 02/09/30	2,641,983	2,606,617
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	1,985,106	1,976,364
Springleaf Funding Trust 3.160%, 11/15/24 (144A)	973,784	973,825
3.620%, 11/15/24 (144A)	725,000	722,970
SPS Servicer Advance Receivables Trust 2.530%, 11/16/48 (144A)	2,525,000	2,526,838
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,215,773	1,172,180
Upstart Securitization Trust 2.639%, 06/20/24 (144A)	323,828	323,332
Vericrest Opportunity Loan Trust LLC 3.125%, 06/25/47 (144A)	1,135,867	1,126,413
3.250%, 05/25/47 (144A)	609,452	606,053
3.250%, 06/25/47 (144A) (j)	875,832	870,013
3.260%, 01/27/23 (k)	2,395,125	2,364,793
3.375%, 10/25/47 (144A) (j)	4,148,855	4,123,545
3.500%, 03/25/47 (144A)	1,435,802	1,429,050
4.115%, 09/25/48 (144A) (j)	1,990,000	1,989,283
4.213%, 08/25/48 (144A)	1,844,000	1,840,417
4.336%, 05/25/48 (144A) (j)	2,392,159	2,386,891
4.336%, 07/27/48 (144A)	2,564,676	2,561,213
4.375%, 06/25/48 (144A)	2,976,643	2,973,316
Verizon Owner Trust 1.420%, 01/20/21 (144A)	196,370	195,446
1.920%, 12/20/21 (144A)	3,648,000	3,600,517
2.060%, 04/20/22 (144A)	3,275,000	3,224,911
2.820%, 09/20/22 (144A)	6,251,000	6,209,220

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
VM DEBT LLC 6.500%, 10/02/24 (144A) (h)	3,036,828	$3,036,828
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	1,880,701	1,875,430

		154,258,873

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 3.016%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	908,748	905,865

Total Asset-Backed Securities (Cost $280,409,981)		277,775,866

Mortgage-Backed Securities—3.8%

Collateralized Mortgage Obligations—1.5%
ACRE TL 6.196%, 12/15/20 (k)	3,800,000	3,800,000
Banc of America Funding Trust 4.228%, 05/20/34 (a)	800,977	815,866
Bear Stearns ALT-A Trust 2.856%, 1M LIBOR + 0.640%, 07/25/34 (a)	1,016,900	1,012,788
Global Mortgage Securitization, Ltd. 2.536%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	410,470	389,687
HarborView Mortgage Loan Trust 3.713%, 05/19/34 (a)	906,238	928,208
Headlands Residential LLC 3.875%, 08/25/22 (144A)	3,600,000	3,564,000
4.250%, 06/25/23 (144A)	4,450,000	4,411,484
Impac CMB Trust 2.956%, 1M LIBOR + 0.740%, 11/25/34 (a)	2,481,359	2,477,554
JPMorgan Mortgage Trust 4.484%, 08/25/34 (a)	152,909	154,471
MASTR Asset Securitization Trust 5.500%, 12/25/33	356,131	361,479
Merrill Lynch Mortgage Investors Trust 2.676%, 1M LIBOR + 0.460%, 04/25/29 (a)	438,005	431,989
2.716%, 1M LIBOR + 0.500%, 05/25/29 (a)	1,143,200	1,119,247
2.836%, 1M LIBOR + 0.620%, 10/25/28 (a)	536,375	532,487
2.856%, 1M LIBOR + 0.640%, 10/25/28 (a)	920,015	911,180
3.178%, 6M LIBOR + 0.680%, 01/25/29 (a)	675,565	675,097
Sequoia Mortgage Trust 2.765%, 1M LIBOR + 0.600%, 12/20/34 (a)	1,226,157	1,208,052
2.805%, 1M LIBOR + 0.640%, 01/20/34 (a)	685,866	675,261
2.825%, 1M LIBOR + 0.660%, 07/20/33 (a)	868,599	859,887
2.845%, 1M LIBOR + 0.680%, 10/20/34 (a)	1,325,484	1,296,407
2.925%, 1M LIBOR + 0.760%, 04/20/33 (a)	627,192	615,665
Structured Asset Mortgage Investments Trust 3.068%, 1M LIBOR + 0.900%, 05/19/33 (a)	1,252,207	1,237,757
Structured Asset Mortgage Investments Trust II 2.868%, 1M LIBOR + 0.700%, 01/19/34 (a)	1,105,635	1,080,006
2.868%, 1M LIBOR + 0.700%, 03/19/34 (a)	1,194,211	1,179,296
Structured Asset Securities Corp. Mortgage Loan Trust 2.816%, 1M LIBOR + 0.600%, 10/25/27 (a)	218,450	215,915

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.133%, 11/25/33 (a)	605,760	$608,769
Thornburg Mortgage Securities Trust 2.856%, 1M LIBOR + 0.640%, 09/25/43 (a)	602,099	599,552
3.249%, 12/25/44 (a)	903,355	909,386
3.573%, 04/25/45 (a)	2,009,906	2,024,603
Wells Fargo Mortgage-Backed Securities Trust 4.385%, 03/25/35 (a)	1,044,146	1,075,415

		35,171,508

Commercial Mortgage-Backed Securities—2.3%
Arivo Funding, LLC 5.165%, 09/15/19	1,979,392	1,979,392
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,128,002
BAMLL Re-REMIC Trust 0.893%, 09/27/44 (144A) (a)	140,528	140,139
BB-UBS Trust 2.892%, 06/05/30 (144A)	240,000	235,262
3.430%, 11/05/36 (144A)	2,950,000	2,894,132
BXMT, Ltd. 4.108%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	2,212,357
4.858%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a)	1,860,000	1,876,253
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.250%, 07/10/45 (144A) (a) (b)	119,970,091	1,199,269
2.933%, 1M LIBOR + 0.800%, 08/13/27 (144A) (a)	990,000	990,000
2.983%, 1M LIBOR + 0.850%, 02/13/32 (144A) (a)	2,605,000	2,607,441
3.748%, 1M LIBOR + 1.600%, 02/13/32 (144A) (a)	1,000,000	1,001,874
Commercial Mortgage Trust 3.086%, 04/12/35 (144A) (a)	1,871,000	1,827,378
3.815%, 04/10/33 (144A) (a)	4,450,000	4,410,420
4.353%, 08/10/30 (144A)	3,000,000	3,108,736
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	948,917
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	243,827	242,630
GS Mortgage Securities Corp. Trust 3.551%, 04/10/34 (144A)	3,500,000	3,511,519
GS Mortgage Securities Trust 5.558%, 08/10/44 (144A) (a)	258,000	253,147
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,910,967
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	767,752
Morgan Stanley Bank of America Merrill Lynch Trust 3.669%, 02/15/47	3,000,000	3,017,449
Morgan Stanley Re-REMIC Trust 0.250%, 07/27/49 (144A)	287,541	270,375
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	518,382
RR Trust Zero Coupon, 04/26/48 (144A) (d)	8,830,000	5,995,894
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	2,228,000	2,206,039

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	$1,377,963
3.808%, 12/13/29 (144A)	2,500,000	2,521,892
Wells Fargo Commercial Mortgage Trust 2.800%, 03/18/28 (144A) (a)	1,000,000	989,715
2.819%, 08/15/50	1,104,002	1,102,924
WF-RBS Commercial Mortgage Trust 4.412%, 03/15/45 (144A) (a)	300,000	292,724

		52,538,944

Total Mortgage-Backed Securities (Cost $87,879,535)		87,710,452

Foreign Government—0.9%

Electric—0.1%
Hydro-Quebec 8.050%, 07/07/24	1,100,000	1,346,344
9.400%, 02/01/21	845,000	958,973

		2,305,317

Provincial—0.0%
Province of Quebec Canada 7.125%, 02/09/24	200,000	234,729

Sovereign—0.8%
Colombia Government International Bonds 4.000%, 02/26/24	923,000	923,000
5.000%, 06/15/45	749,000	747,128
5.625%, 02/26/44	200,000	215,000
7.375%, 09/18/37	200,000	252,000
Israel Government AID Bonds Zero Coupon, 11/01/24	8,960,000	7,366,650
Zero Coupon, 08/15/25	2,500,000	1,986,416
Mexico Government International Bonds 3.600%, 01/30/25	537,000	521,427
3.750%, 01/11/28 (c)	5,037,000	4,797,742
4.125%, 01/21/26	189,000	187,248
4.350%, 01/15/47	228,000	206,684
4.600%, 01/23/46	222,000	207,015
4.600%, 02/10/48	200,000	188,000
5.550%, 01/21/45	737,000	783,063
5.750%, 10/12/10 (c)	500,000	504,375
Panama Government International Bond 4.500%, 04/16/50 (e)	350,000	347,029
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	390,182

		19,622,959

Total Foreign Government (Cost $23,451,914)		22,163,005

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investment—0.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $11,075,336; collateralized by U.S. Treasury Notes with rates ranging from 2.125% - 2.250%, maturity dates ranging from 09/30/24 - 10/31/24, and an aggregate market value of $11,298,490.	11,074,414	$11,074,414

Total Short-Term Investments (Cost $11,074,414)		11,074,414

Securities Lending Reinvestments (i)—4.1%

Certificates of Deposit—2.3%
Banco Santander S.A. 2.340%, 11/07/18	2,500,000	2,500,205
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (a)	3,000,000	3,002,862
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (a)	3,500,000	3,499,290
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (a)	2,000,000	2,000,594
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (a)	1,000,000	1,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (a)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (a)	3,500,000	3,500,262
Credit Industriel et Commercial Zero Coupon, 01/25/19	1,974,456	1,984,060
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (a)	1,000,000	1,000,473
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (a)	3,000,000	2,999,763
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (a)	5,000,000	5,001,650
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (a)	1,000,000	999,983
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (a)	2,000,000	1,999,766
2.551%, 1M LIBOR + 0.420%, 10/11/18 (a)	2,000,000	2,000,100
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (a)	1,000,000	999,953
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (a)	3,000,000	2,999,649
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (a)	1,500,000	1,500,078
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (a)	3,000,000	3,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (a)	2,000,000	2,000,238
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (a)	2,500,000	2,500,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (a)	4,000,000	4,000,456

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (a)	2,000,000	$2,001,062

		53,490,806

Commercial Paper—0.6%
Bank of China, Ltd. 2.510%, 11/02/18	1,987,311	1,995,600
2.550%, 10/19/18	1,987,675	1,997,432
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (a)	3,000,000	3,000,309
Sheffield Receivables Co. 2.510%, SOFR + 0.350%, 11/28/18 (a)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (a)	4,000,000	4,003,692
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (a)	1,000,000	1,000,000

		13,495,004

Repurchase Agreements—1.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,517,847; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,579,900; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $600,112; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $612,000.	600,000	600,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $305,653; collateralized by various Common Stock with an aggregate market value of $333,997.	300,000	300,000

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $301,190; collateralized by various Common Stock with an aggregate market value of $333,374.	300,000	$300,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,290,455; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,315,020.	1,290,219	1,290,219
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,650,356; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $2,501,201; collateralized by various Common Stock with an aggregate market value of $2,750,536.	2,500,000	2,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $611,895; collateralized by various Common Stock with an aggregate market value of $667,593.	600,000	600,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $607,761; collateralized by various Common Stock with an aggregate market value of $667,593.	600,000	600,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $2,010,402; collateralized by various Common Stock with an aggregate market value of $2,225,488.	2,000,000	2,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $2,010,270; collateralized by various Common Stock with an aggregate market value of $2,225,488.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $911,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $999,584.	900,000	900,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $910,799; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $999,584.	900,000	900,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $709,298; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $777,454.	700,000	700,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $911,492; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $999,584.	900,000	$900,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $2,022,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,910,745; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000

		24,790,219

Time Deposits—0.1%
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		3,000,000

Total Securities Lending Reinvestments (Cost $94,764,948)		94,776,029

Total Investments—103.9% (Cost $2,484,810,327)		2,415,114,879
Other assets and liabilities (net)—(3.9)%		(90,274,390)

Net Assets—100.0%		$2,324,840,489

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $90,478,054 and the collateral received consisted of cash in the amount of $94,733,661. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Principal only security.

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

(e)	Principal amount of security is adjusted for inflation.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent less than 0.05% of net assets.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $22,916,688, which is 1.0% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Illiquid security. As of September 30, 2018, these securities represent 0.3% of net assets.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $389,489,444, which is 16.8% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit
(SOFR)—	Secured Overnight Financing Rate

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Camillo, 5.000%, 12/05/23	11/17/16	$3,519,320	$3,520,311	$3,511,623
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	115,725
DT Asset Trust, 5.840%, 12/16/22	12/21/17	2,000,000	2,000,000	1,997,825
Goodgreen Trust, 5.000%, 10/20/51	12/21/17	3,646,087	3,598,013	3,573,165
LV Tower 52 Issuer LLC, 5.750%, 07/15/19	08/03/15-02/10/17	2,028,101	2,025,839	2,028,101
LV Tower 52 Issuer LLC, 7.750%, 07/15/19	08/03/15-02/10/17	1,093,320	1,092,589	1,093,320
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	3,267,075	3,256,808	3,262,305
Tricolor Auto Securitization Trust, 5.050%, 12/15/20	03/09/18	2,958,253	2,954,555	2,957,898
USASF Receivables LLC, 5.750%, 09/15/30	09/06/17	1,339,898	1,336,548	1,339,898
VM DEBT LLC, 6.500%, 10/02/24	03/23/17	3,036,828	3,029,840	3,036,828

				$22,916,688

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,340,811,270	$—	$1,340,811,270
Corporate Bonds & Notes
Aerospace/Defense	—	6,658,532	88,639	6,747,171
Agriculture	—	901,883	—	901,883
Airlines	—	11,383,717	—	11,383,717
Auto Manufacturers	—	14,171,495	—	14,171,495
Banks	—	156,239,779	—	156,239,779
Beverages	—	12,915,154	—	12,915,154
Biotechnology	—	3,885,281	—	3,885,281
Building Materials	—	3,067,538	—	3,067,538
Chemicals	—	8,882,709	—	8,882,709
Commercial Services	—	6,325,460	—	6,325,460
Computers	—	14,807,881	—	14,807,881
Cosmetics/Personal Care	—	1,015,986	—	1,015,986
Distribution/Wholesale	—	197,398	—	197,398
Diversified Financial Services	—	31,299,402	—	31,299,402
Electric	—	44,002,887	—	44,002,887
Electronics	—	764,903	—	764,903
Engineering & Construction	—	185,640	—	185,640
Environmental Control	—	665,173	—	665,173
Food	—	6,203,637	—	6,203,637
Forest Products & Paper	—	1,183,214	—	1,183,214
Gas	—	6,427,209	—	6,427,209
Healthcare-Products	—	4,298,968	—	4,298,968
Healthcare-Services	—	5,378,557	—	5,378,557
Holding Companies-Diversified	—	1,128,062	—	1,128,062
Household Products/Wares	—	572,226	—	572,226
Housewares	—	527,938	—	527,938
Insurance	—	27,754,071	—	27,754,071
Internet	—	4,780,095	—	4,780,095
Iron/Steel	—	2,408,909	—	2,408,909
Machinery-Construction & Mining	—	2,532,824	—	2,532,824
Machinery-Diversified	—	1,586,587	—	1,586,587
Media	—	24,433,040	—	24,433,040
Mining	—	2,678,205	—	2,678,205
Miscellaneous Manufacturing	—	4,860,522	—	4,860,522
Multi-National	—	1,338,172	—	1,338,172
Oil & Gas	—	33,529,940	—	33,529,940
Oil & Gas Services	—	3,290,217	—	3,290,217
Packaging & Containers	—	294,725	—	294,725
Pharmaceuticals	—	20,752,972	—	20,752,972

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$24,593,974	$—	$24,593,974
Real Estate	—	1,745,646	—	1,745,646
Real Estate Investment Trusts	—	23,820,447	—	23,820,447
Retail	—	5,958,588	—	5,958,588
Semiconductors	—	4,209,510	—	4,209,510
Software	—	12,539,702	—	12,539,702
Telecommunications	—	23,868,456	—	23,868,456
Transportation	—	7,009,418	—	7,009,418
Trucking & Leasing	—	2,185,060	—	2,185,060
Water	—	1,453,495	—	1,453,495
Total Corporate Bonds & Notes	—	580,715,204	88,639	580,803,843
Asset-Backed Securities
Asset-Backed - Automobile	—	117,392,722	—	117,392,722
Asset-Backed - Credit Card	—	5,121,417	—	5,121,417
Asset-Backed - Home Equity	—	96,989	—	96,989
Asset-Backed - Other	—	154,143,148	115,725	154,258,873
Asset-Backed - Student Loan	—	905,865	—	905,865
Total Asset-Backed Securities	—	277,660,141	115,725	277,775,866
Total Mortgage-Backed Securities*	—	87,710,452	—	87,710,452
Total Foreign Government*	—	22,163,005	—	22,163,005
Total Short-Term Investment*	—	11,074,414	—	11,074,414
Total Securities Lending Reinvestments*	—	94,776,029	—	94,776,029
Total Investments	$—	$2,414,910,515	$204,364	$2,415,114,879

Collateral for Securities Loaned (Liability)	$—	$(94,733,661)	$—	$(94,733,661)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—37.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Airbus SE	16,785	$2,104,425
Boeing Co. (The)	5,104	1,898,178
Dassault Aviation S.A.	413	763,278
General Dynamics Corp.	6,552	1,341,325
Harris Corp.	956	161,765
Northrop Grumman Corp.	3,248	1,030,818
Thales S.A.	9,130	1,296,063
United Technologies Corp.	12,922	1,806,625

		10,402,477

Air Freight & Logistics—0.1%
Deutsche Post AG	31,698	1,130,348
Yamato Holdings Co., Ltd.	39,600	1,215,947

		2,346,295

Airlines—0.4%
Delta Air Lines, Inc.	41,256	2,385,835
Deutsche Lufthansa AG	44,497	1,093,264
International Consolidated Airlines Group S.A.	190,541	1,637,509
Japan Airlines Co., Ltd.	30,100	1,081,997
Qantas Airways, Ltd.	323,449	1,373,387
Ryanair Holdings plc (ADR) (a) (b)	12,534	1,203,765
Southwest Airlines Co. (b)	7,189	448,953
United Continental Holdings, Inc. (a)	2,090	186,136

		9,410,846

Auto Components—0.5%
Aptiv plc	3,352	281,233
Bridgestone Corp.	68,300	2,581,111
Cie Generale des Etablissements Michelin	8,844	1,055,906
Cie Plastic Omnium S.A.	6,132	231,063
Delphi Technologies plc	5,618	176,180
Faurecia S.A.	23,452	1,408,264
FCC Co., Ltd.	4,000	120,251
Garrett Motion, Inc. (a)	810	14,987
Koito Manufacturing Co., Ltd.	11,800	773,917
Magna International, Inc.	9,889	519,469
NGK Spark Plug Co., Ltd.	40,900	1,191,819
Sumitomo Electric Industries, Ltd.	67,900	1,065,208
Toyota Boshoku Corp.	16,400	306,225
TS Tech Co., Ltd.	11,100	382,942

		10,108,575

Automobiles—0.8%
Astra International Tbk PT	2,119,100	1,044,667
Daimler AG	33,826	2,130,811
Fiat Chrysler Automobiles NV (a)	92,382	1,619,995
Ford Motor Co. (b)	43,789	405,048
Honda Motor Co., Ltd.	61,500	1,861,896
Mahindra & Mahindra, Ltd. (GDR)	152,300	1,781,910
Peugeot S.A.	51,554	1,386,827
Renault S.A.	19,431	1,678,501
Tesla, Inc. (a) (b)	674	178,455
Toyota Motor Corp.	94,400	5,856,744

		17,944,854

Banks—3.7%
ABN AMRO Group NV	61,021	1,661,154
Australia & New Zealand Banking Group, Ltd.	103,686	2,107,565
Banco Santander Chile (ADR)	30,340	970,273
Banco Santander S.A.	183,374	916,499
Bank Central Asia Tbk PT	686,600	1,111,945
Bank of America Corp.	175,559	5,171,968
Bank Rakyat Indonesia Persero Tbk PT	6,453,500	1,363,570
Bankia S.A.	288,244	1,122,499
BNP Paribas S.A.	38,946	2,380,214
BOC Hong Kong Holdings, Ltd.	581,500	2,746,132
Capitec Bank Holdings, Ltd.	11,210	811,375
Citigroup, Inc.	41,550	2,980,797
Citizens Financial Group, Inc.	18,213	702,475
Comerica, Inc.	4,776	430,795
Commonwealth Bank of Australia	6,833	352,593
Credicorp, Ltd.	7,050	1,572,714
DBS Group Holdings, Ltd.	209,500	3,987,373
DNB ASA	44,153	928,962
East West Bancorp, Inc.	9,704	585,831
Erste Group Bank AG (a)	18,216	755,565
Fifth Third Bancorp (b)	13,111	366,059
First Republic Bank	6,096	585,216
Grupo Financiero Banorte S.A.B. de C.V. - Class O	123,340	892,261
Hang Seng Bank, Ltd.	47,000	1,269,554
HDFC Bank, Ltd. (ADR)	65,106	6,126,475
HSBC Holdings plc	361,045	3,151,693
Huntington Bancshares, Inc.	9,185	137,040
ING Groep NV	110,943	1,438,322
Israel Discount Bank, Ltd. - Class A	63,967	213,125
Itau Unibanco Holding S.A. (ADR) (b)	169,280	1,858,694
Jyske Bank A/S	12,851	622,125
KBC Group NV	17,118	1,272,614
KeyCorp	61,324	1,219,734
Lloyds Banking Group plc	951,969	734,622
M&T Bank Corp.	5,387	886,377
Mitsubishi UFJ Financial Group, Inc.	571,000	3,554,262
National Australia Bank, Ltd.	9,717	195,285
Oversea-Chinese Banking Corp., Ltd.	234,300	1,959,246
PNC Financial Services Group, Inc. (The)	6,903	940,120
Public Bank Bhd	154,600	933,735
Regions Financial Corp.	11,078	203,281
Sberbank of Russia PJSC	71,260	220,738
Sberbank of Russia PJSC (ADR)	163,220	2,052,492
Siam Commercial Bank PCL (The)	289,800	1,335,195
Standard Chartered plc	210,396	1,742,412
Sumitomo Mitsui Financial Group, Inc.	70,700	2,853,543
SunTrust Banks, Inc.	27,317	1,824,502
Svenska Handelsbanken AB - A Shares	147,446	1,860,416
Swedbank AB - A Shares	26,406	653,951
U.S. Bancorp	11,425	603,354
UniCredit S.p.A.	9,725	145,806
United Overseas Bank, Ltd.	106,600	2,106,559
Wells Fargo & Co.	74,323	3,906,417
Westpac Banking Corp.	20,892	420,758

		80,946,282

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—0.9%
Ambev S.A. (ADR)	265,640	$1,213,975
Anheuser-Busch InBev S.A.	29,981	2,623,910
Asahi Group Holdings, Ltd.	16,000	693,631
Coca-Cola Co. (The)	40,035	1,849,217
Constellation Brands, Inc. - Class A	1,425	307,258
Diageo plc	16,514	584,833
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	12,200	1,207,434
Heineken NV	6,973	652,926
Keurig Dr Pepper, Inc.	7,934	183,831
Kirin Holdings Co., Ltd.	51,500	1,319,640
Molson Coors Brewing Co. - Class B	22,961	1,412,101
PepsiCo, Inc.	20,077	2,244,609
Pernod-Ricard S.A.	20,721	3,399,233
Royal Unibrew A/S	9,431	776,356
Tsingtao Brewery Co., Ltd. - Class H	158,000	738,561

		19,207,515

Biotechnology—0.4%
AbbVie, Inc.	6,608	624,985
Alexion Pharmaceuticals, Inc. (a)	3,861	536,718
Amgen, Inc.	2,925	606,323
Biogen, Inc. (a)	3,743	1,322,439
Celgene Corp. (a)	6,592	589,918
CSL, Ltd.	5,655	817,674
Exact Sciences Corp. (a)	6,207	489,856
Exelixis, Inc. (a)	9,435	167,188
Gilead Sciences, Inc.	14,649	1,131,049
Intercept Pharmaceuticals, Inc. (a)	2,621	331,190
Sage Therapeutics, Inc. (a)	1,338	188,993
Spark Therapeutics, Inc. (a) (b)	3,803	207,454
Vertex Pharmaceuticals, Inc. (a)	7,477	1,441,117

		8,454,904

Building Products—0.2%
Daikin Industries, Ltd.	15,700	2,090,435
Fortune Brands Home & Security, Inc.	6,105	319,658
Lennox International, Inc. (b)	3,690	805,896
Masco Corp.	19,811	725,082

		3,941,071

Capital Markets—1.2%
3i Group plc	237,834	2,914,627
Ameriprise Financial, Inc.	955	141,015
Bank of New York Mellon Corp. (The)	5,814	296,456
BlackRock, Inc.	882	415,713
Charles Schwab Corp. (The)	44,402	2,182,358
CME Group, Inc.	1,209	205,784
Credit Suisse Group AG (a)	97,341	1,460,809
Deutsche Bank AG	27,018	308,119
Deutsche Boerse AG	8,655	1,159,642
Euronext NV	11,555	759,396
Flow Traders	6,872	201,891
Goldman Sachs Group, Inc. (The)	3,365	754,568
IG Group Holdings plc	34,269	283,094
Intercontinental Exchange, Inc.	10,381	777,433

Capital Markets—(Continued)
Invesco, Ltd.	9,562	218,779
Julius Baer Group, Ltd. (a)	8,776	438,623
Macquarie Group, Ltd.	26,853	2,431,291
Morgan Stanley	50,744	2,363,148
Nasdaq, Inc. (b)	5,256	450,965
Northern Trust Corp.	3,934	401,779
Partners Group Holding AG	2,296	1,819,861
S&P Global, Inc.	4,807	939,240
SBI Holdings, Inc.	20,600	640,221
State Street Corp.	9,061	759,131
T. Rowe Price Group, Inc.	16,047	1,752,011
TD Ameritrade Holding Corp.	13,288	702,005
Tokai Tokyo Financial Holdings, Inc.	27,300	157,176
UBS Group AG (a)	74,255	1,171,077

		26,106,212

Chemicals—0.9%
AdvanSix, Inc. (a)	5,252	178,305
Air Liquide S.A.	21,376	2,807,697
Akzo Nobel NV	16,840	1,574,510
Arkema S.A.	6,001	742,400
Asahi Kasei Corp.	52,500	796,329
BASF SE	7,703	684,571
Celanese Corp.	4,207	479,598
Chr Hansen Holding A/S	9,128	925,528
Covestro AG	20,327	1,647,798
Daicel Corp.	101,600	1,180,633
DowDuPont, Inc.	35,722	2,297,282
Eastman Chemical Co.	9,736	931,930
Evonik Industries AG	19,203	687,821
KH Neochem Co., Ltd.	9,000	350,435
Linde AG	840	198,653
Mitsubishi Chemical Holdings Corp.	71,800	687,190
Mitsubishi Gas Chemical Co., Inc.	19,200	408,748
Sumitomo Bakelite Co., Ltd.	6,600	296,816
Tokai Carbon Co., Ltd. (b)	48,000	942,928
Tokuyama Corp.	14,100	388,832
Toray Industries, Inc.	147,400	1,107,447
Ube Industries, Ltd.	3,000	81,605

		19,397,056

Commercial Services & Supplies—0.1%
Copart, Inc. (a)	11,995	618,102
Waste Connections, Inc.	20,256	1,615,821

		2,233,923

Communications Equipment—0.2%
Arista Networks, Inc. (a)	1,672	444,518
Cisco Systems, Inc.	27,319	1,329,069
CommScope Holding Co., Inc. (a)	12,385	380,963
Motorola Solutions, Inc.	874	113,742
Nokia Oyj	144,128	799,343
Palo Alto Networks, Inc. (a)	3,652	822,650

		3,890,285

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	39,772	$1,685,347
CIMIC Group, Ltd.	19,411	718,380
Eiffage S.A.	12,564	1,401,861
Kumagai Gumi Co., Ltd.	4,900	135,625
Kyowa Exeo Corp.	11,300	330,673
Shimizu Corp.	81,400	743,070
Taisei Corp.	22,200	1,012,270
Vinci S.A.	17,689	1,682,762

		7,709,988

Construction Materials—0.2%
CRH plc	23,120	755,816
CSR, Ltd.	87,653	238,152
Eagle Materials, Inc.	3,084	262,880
Ibstock plc	51,746	158,695
LafargeHolcim, Ltd. (a)	31,838	1,570,001
Martin Marietta Materials, Inc.	3,481	633,368
Siam Cement PCL (The)	64,500	889,518

		4,508,430

Consumer Finance—0.2%
Ally Financial, Inc.	8,845	233,950
American Express Co.	8,901	947,867
Capital One Financial Corp.	27,421	2,603,076

		3,784,893

Containers & Packaging—0.1%
Avery Dennison Corp.	2,564	277,809
Ball Corp. (b)	20,129	885,475
Graphic Packaging Holding Co.	21,074	295,247
Packaging Corp. of America	2,686	294,627
WestRock Co.	19,908	1,063,884

		2,817,042

Distributors—0.0%
Genuine Parts Co.	3,087	306,848
LKQ Corp. (a)	14,067	445,502

		752,350

Diversified Consumer Services—0.0%
H&R Block, Inc.	3,494	89,971

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	16,385	3,508,192
EXOR NV	15,762	1,056,371
FirstRand, Ltd.	422,210	2,022,884
Mitsubishi UFJ Lease & Finance Co., Ltd.	56,600	333,247
ORIX Corp.	61,900	1,003,479
Plus500, Ltd.	23,822	413,755
Voya Financial, Inc.	3,408	169,275

		8,507,203

Diversified Telecommunication Services—0.5%
AT&T, Inc.	26,709	896,888

Diversified Telecommunication Services—(Continued)
Deutsche Telekom AG	82,935	1,336,487
Nippon Telegraph & Telephone Corp.	55,800	2,520,640
Sunrise Communications Group AG (a)	5,184	468,957
Telecom Italia S.p.A. (a)	887,751	537,998
Telefonica S.A.	88,371	696,455
Telenor ASA	84,899	1,659,566
Verizon Communications, Inc.	48,915	2,611,572

		10,728,563

Electric Utilities—0.7%
American Electric Power Co., Inc.	9,219	653,443
CLP Holdings, Ltd.	144,500	1,691,122
Duke Energy Corp.	3,749	299,995
Edison International	4,755	321,818
Endesa S.A.	12,384	267,387
Enel S.p.A.	413,688	2,113,939
Eversource Energy	5,101	313,405
Exelon Corp.	28,064	1,225,274
Iberdrola S.A.	338,596	2,480,599
Kansai Electric Power Co., Inc. (The)	63,800	961,433
Kyushu Electric Power Co., Inc.	40,100	483,899
NextEra Energy, Inc.	15,272	2,559,587
Verbund AG	5,381	264,861
Xcel Energy, Inc.	32,164	1,518,462

		15,155,224

Electrical Equipment—0.3%
Eaton Corp. plc	17,407	1,509,709
Fuji Electric Co., Ltd.	22,000	881,232
Mabuchi Motor Co., Ltd.	33,300	1,344,131
Schneider Electric SE	25,576	2,057,656

		5,792,728

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. - Class A	5,359	503,853
Arrow Electronics, Inc. (a)	6,123	451,388
Corning, Inc. (b)	20,157	711,542
Delta Electronics, Inc.	249,867	1,071,337
Hitachi, Ltd.	58,200	1,977,728
Japan Aviation Electronics Industry, Ltd.	12,000	202,194
Jenoptik AG	10,557	388,919
Keyence Corp.	700	406,100
Largan Precision Co., Ltd.	6,000	714,544
TE Connectivity, Ltd.	9,553	839,995
V Technology Co., Ltd. (b)	1,200	180,027

		7,447,627

Energy Equipment & Services—0.0%
Apergy Corp. (a)	2,580	112,385

Entertainment—0.4%
Capcom Co., Ltd.	32,700	828,271
Electronic Arts, Inc. (a)	11,625	1,400,696
Netflix, Inc. (a)	5,525	2,067,068
Nintendo Co., Ltd.	1,800	656,987

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—(Continued)
Spotify Technology S.A. (a)	2,628	$475,221
Take-Two Interactive Software, Inc. (a)	3,018	416,454
Twenty-First Century Fox, Inc. - Class A	4,477	207,419
Walt Disney Co. (The) (b)	20,987	2,454,220

		8,506,336

Equity Real Estate Investment Trusts—0.5%
American Homes 4 Rent Trust - Class A	16,085	352,101
AvalonBay Communities, Inc.	4,794	868,433
Brixmor Property Group, Inc.	24,704	432,567
Corepoint Lodging, Inc.	8,837	171,880
Dexus	135,362	1,032,968
Digital Realty Trust, Inc.	1,335	150,161
EastGroup Properties, Inc.	2,796	267,353
Equinix, Inc.	760	328,996
Equity Residential	10,998	728,727
Federal Realty Investment Trust	5,653	714,935
Goodman Group	204,562	1,536,593
Kimco Realty Corp. (b)	22,096	369,887
Mid-America Apartment Communities, Inc.	5,484	549,387
Outfront Media, Inc.	16,810	335,359
Prologis, Inc.	16,586	1,124,365
Public Storage	2,524	508,914
Rayonier, Inc.	10,081	340,839
Ventas, Inc.	5,347	290,770
Vornado Realty Trust	8,043	587,139
Weyerhaeuser Co.	7,006	226,084

		10,917,458

Food & Staples Retailing—0.7%
Bid Corp., Ltd. (b)	75,189	1,566,938
Koninklijke Ahold Delhaize NV	88,840	2,037,037
Kroger Co. (The)	10,163	295,845
Magnit PJSC (GDR)	9,171	130,274
Metcash, Ltd.	173,942	376,526
President Chain Store Corp.	162,000	1,901,613
Raia Drogasil S.A.	32,320	579,648
Seven & i Holdings Co., Ltd.	43,400	1,933,043
Shoprite Holdings, Ltd.	66,080	894,756
Tesco plc	657,057	2,052,469
Wal-Mart de Mexico S.A.B. de C.V.	303,410	920,412
Walgreens Boots Alliance, Inc.	9,777	712,743
Wesfarmers, Ltd.	30,949	1,114,926

		14,516,230

Food Products—0.6%
Austevoll Seafood ASA	15,897	219,145
Leroy Seafood Group ASA	46,230	377,263
Marine Harvest ASA	83,197	1,927,341
Mondelez International, Inc. - Class A	41,258	1,772,444
Nestle S.A.	75,398	6,281,112
Post Holdings, Inc. (a) (b)	5,592	548,240
Salmar ASA	18,165	906,727
Tiger Brands, Ltd.	27,870	520,726

		12,552,998

Security Description	Shares	Value

Gas Utilities—0.0%
Tokyo Gas Co., Ltd.	21,900	$538,322

Health Care Equipment & Supplies—0.4%
Abbott Laboratories	4,165	305,545
Becton Dickinson & Co.	2,922	762,642
Boston Scientific Corp. (a)	49,332	1,899,282
Danaher Corp.	5,120	556,339
DexCom, Inc. (a)	2,316	331,281
Intuitive Surgical, Inc. (a)	1,820	1,044,680
Koninklijke Philips NV	13,086	595,993
Medtronic plc	21,628	2,127,546
Olympus Corp.	5,600	218,630
William Demant Holding A/S (a)	11,566	434,335
Zimmer Biomet Holdings, Inc.	10,790	1,418,561

		9,694,834

Health Care Providers & Services—0.6%
Acadia Healthcare Co., Inc. (a)	10,368	364,954
Aetna, Inc.	2,016	408,946
Alfresa Holdings Corp.	15,100	404,086
AmerisourceBergen Corp.	7,341	676,987
Centene Corp. (a)	4,090	592,150
Cigna Corp.	8,841	1,841,138
CVS Health Corp.	18,395	1,448,054
HCA Healthcare, Inc.	2,286	318,028
Medipal Holdings Corp.	9,900	206,629
Ship Healthcare Holdings, Inc.	3,600	139,197
UnitedHealth Group, Inc.	25,492	6,781,892

		13,182,061

Health Care Technology—0.1%
Evolent Health, Inc. - Class A (a)	14,656	416,230
Teladoc Health, Inc. (a) (b)	5,402	466,463
Veeva Systems, Inc. - Class A (a)	4,829	525,733

		1,408,426

Hotels, Restaurants & Leisure—0.5%
Aristocrat Leisure, Ltd.	81,703	1,670,355
Brinker International, Inc. (b)	6,704	313,278
Hilton Worldwide Holdings, Inc.	20,127	1,625,859
InterContinental Hotels Group plc	18,075	1,125,076
J.D. Wetherspoon plc	9,777	166,385
Sands China, Ltd.	620,400	2,777,630
Sodexo S.A.	14,870	1,575,013
Whitbread plc	8,822	542,073
Yum! Brands, Inc.	7,574	688,552

		10,484,221

Household Durables—0.5%
Barratt Developments plc	304,864	2,251,586
Berkeley Group Holdings plc	16,087	770,916
Bovis Homes Group plc	22,867	319,401
Haseko Corp.	36,700	474,503
Lennar Corp. - Class A	10,633	496,455
Panasonic Corp.	98,800	1,151,133

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Persimmon plc	53,103	$1,635,418
Redrow plc	128,386	975,179
Sony Corp.	51,200	3,139,976
Taylor Wimpey plc	296,824	663,377
Toll Brothers, Inc.	3,014	99,552

		11,977,496

Household Products—0.1%
Clorox Co. (The)	1,540	231,631
Energizer Holdings, Inc.	6,662	390,726
Procter & Gamble Co. (The)	16,955	1,411,165
Unicharm Corp.	11,700	386,448
Unilever Indonesia Tbk PT	160,000	504,825

		2,924,795

Independent Power and Renewable Electricity Producers—0.0%
Electric Power Development Co., Ltd.	13,900	384,677
ERG S.p.A.	14,345	292,133

		676,810

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The)	66,959	875,087
Carlisle Cos., Inc.	2,796	340,553
CK Hutchison Holdings, Ltd.	110,000	1,261,251
Honeywell International, Inc.	19,511	3,219,315
Jardine Matheson Holdings, Ltd.	29,800	1,869,776
KOC Holding A/S	111,570	315,259
Nolato AB - B Shares	3,323	204,867
Rheinmetall AG	5,214	545,072
Siemens AG	9,788	1,253,294

		9,884,474

Insurance—2.1%
Ageas	33,964	1,825,447
AIA Group, Ltd.	788,200	7,042,352
Alleghany Corp.	342	223,165
Allianz SE	15,435	3,438,419
American International Group, Inc.	38,819	2,066,724
ASR Nederland NV	37,491	1,787,027
Assicurazioni Generali S.p.A.	74,466	1,283,926
Aviva plc	176,099	1,121,925
AXA S.A.	80,201	2,153,241
Chubb, Ltd. (b)	5,031	672,343
Everest Re Group, Ltd.	1,184	270,508
Fairfax Financial Holdings, Ltd.	549	298,116
Hartford Financial Services Group, Inc. (The)	25,742	1,286,070
HDFC Standard Life Insurance Co., Ltd.	183,650	992,324
Legal & General Group plc	526,112	1,795,811
Lincoln National Corp.	10,023	678,156
Loews Corp.	19,919	1,000,531
Marsh & McLennan Cos., Inc.	7,915	654,729
Ping An Insurance Group Co. of China, Ltd. - Class H	410,000	4,166,494
Principal Financial Group, Inc.	4,126	241,742
Progressive Corp. (The)	11,541	819,873
Prudential Financial, Inc.	10,086	1,021,913

Security Description	Shares	Value

Insurance—(Continued)
Prudential plc	94,756	$2,172,860
Sampo Oyj - A Shares	15,146	783,631
Sanlam, Ltd.	138,230	771,880
Sompo Holdings, Inc.	23,000	979,519
Swiss Re AG	14,343	1,322,743
T&D Holdings, Inc.	80,700	1,331,657
Tokio Marine Holdings, Inc.	29,400	1,458,864
Topdanmark A/S	7,467	340,843
Travelers Cos., Inc. (The)	4,827	626,110
Unum Group	5,314	207,618
Zurich Insurance Group AG	2,035	642,589

		45,479,150

Interactive Media & Services—1.1%
Alphabet, Inc. - Class A (a)	3,138	3,787,817
Alphabet, Inc. - Class C (a)	5,841	6,971,058
Baidu, Inc. (ADR) (a)	9,740	2,227,343
Facebook, Inc. - Class A (a)	19,283	3,171,282
NAVER Corp.	1,650	1,063,005
Tencent Holdings, Ltd.	150,200	6,206,596

		23,427,101

Internet & Direct Marketing Retail—0.9%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	26,514	4,368,447
Amazon.com, Inc. (a)	6,067	12,152,201
Booking Holdings, Inc. (a)	172	341,248
Expedia Group, Inc. (b)	7,371	961,768
JD.com, Inc. (ADR) (a)	40,030	1,044,383
MercadoLibre, Inc. (b)	4,210	1,433,379
Wayfair, Inc. - Class A (a) (b)	2,653	391,768

		20,693,194

IT Services—1.4%
Accenture plc - Class A (b)	3,186	542,257
Alliance Data Systems Corp.	1,746	412,335
Amadeus IT Group S.A.	14,370	1,333,470
Automatic Data Processing, Inc.	10,804	1,627,731
CANCOM SE	12,168	549,405
Capgemini SE	24,599	3,095,869
Cielo S.A.	139,107	421,949
Computacenter plc	10,007	165,123
Computershare, Ltd.	79,927	1,148,197
Fidelity National Information Services, Inc.	10,008	1,091,572
First Data Corp. - Class A (a)	8,388	205,254
Fujitsu, Ltd.	13,700	976,898
Gartner, Inc. (a)	3,637	576,464
Global Payments, Inc.	6,798	866,065
GoDaddy, Inc. - Class A (a)	9,376	781,865
Infosys, Ltd. (ADR) (b)	274,440	2,791,055
MasterCard, Inc. - Class A	9,667	2,151,971
Nihon Unisys, Ltd.	9,600	247,770
Nomura Research Institute, Ltd.	17,200	868,088
Otsuka Corp.	25,100	936,843
PayPal Holdings, Inc. (a)	21,467	1,885,661
Sopra Steria Group	2,254	361,192

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Square, Inc. - Class A (a)	4,033	$399,307
Tata Consultancy Services, Ltd.	116,160	3,497,082
Visa, Inc. - Class A (b)	29,641	4,448,818
Worldpay, Inc. - Class A (a)	6,381	646,204

		32,028,445

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	2,795	197,159
Gerresheimer AG	2,858	241,376
Illumina, Inc. (a) (b)	3,330	1,222,310
Thermo Fisher Scientific, Inc.	3,369	822,305

		2,483,150

Machinery—0.8%
Alstom S.A. (b)	31,520	1,407,385
Cargotec Oyj - B Shares	14,482	650,456
Caterpillar, Inc.	6,482	988,440
Cummins, Inc.	3,261	476,334
Deere & Co.	6,936	1,042,689
DMG Mori Co., Ltd. (b)	72,900	1,218,309
Dover Corp.	5,165	457,257
Georg Fischer AG	617	697,072
Illinois Tool Works, Inc. (b)	2,522	355,905
Ingersoll-Rand plc	6,549	669,963
Middleby Corp. (The) (a) (b)	1,436	185,747
Nordson Corp.	2,314	321,415
Norma Group SE	2,981	190,431
Oshkosh Corp.	6,985	497,611
PACCAR, Inc.	11,703	798,028
Parker-Hannifin Corp.	2,338	430,028
Sandvik AB	103,900	1,844,049
Snap-on, Inc. (b)	4,012	736,603
Stabilus S.A.	2,168	179,043
Stanley Black & Decker, Inc.	12,392	1,814,684
Volvo AB - B Shares	87,602	1,547,094
WABCO Holdings, Inc. (a)	2,814	331,883
Wartsila Oyj Abp	50,885	991,897
WEG S.A.	145,602	712,048

		18,544,371

Marine—0.0%
DFDS A/S	7,717	381,779

Media—0.5%
CBS Corp. - Class B	6,318	362,969
Charter Communications, Inc. - Class A (a) (b)	6,595	2,149,179
Comcast Corp. - Class A	47,891	1,695,820
Discovery, Inc. - Class A (a) (b)	4,136	132,352
DISH Network Corp. - Class A (a)	31,617	1,130,624
Entercom Communications Corp. - Class A (b)	32,908	259,973
I-CABLE Communications, Ltd. (a)	26,899	603
ITV plc	562,447	1,156,153
JCDecaux S.A.	28,460	1,040,787
Nexstar Media Group, Inc. - Class A (b)	6,212	505,657
Nine Entertainment Co. Holdings, Ltd.	168,676	274,925

Security Description	Shares	Value

Media—(Continued)
Pearson plc	121,508	$1,406,889
Sirius XM Holdings, Inc. (b)	30,099	190,226

		10,306,157

Metals & Mining—0.8%
Anglo American plc	17,431	390,446
ArcelorMittal	92,716	2,874,885
BHP Billiton, Ltd.	106,824	2,659,129
BlueScope Steel, Ltd.	124,874	1,528,135
Evraz plc	70,542	519,986
Freeport-McMoRan, Inc.	16,798	233,828
Newmont Mining Corp.	4,096	123,699
Northern Star Resources, Ltd.	51,520	308,826
Outokumpu Oyj	166,913	979,448
Regis Resources, Ltd.	110,406	296,316
Rio Tinto plc	62,160	3,136,104
Rio Tinto, Ltd.	30,986	1,755,118
South32, Ltd.	705,472	1,990,595
St. Barbara, Ltd.	100,593	253,321
Vale S.A. (ADR)	85,575	1,269,933

		18,319,769

Multi-Utilities—0.2%
A2A S.p.A.	486,703	844,232
Ameren Corp.	8,338	527,128
NiSource, Inc.	7,511	187,174
Public Service Enterprise Group, Inc.	12,045	635,856
RWE AG	68,996	1,701,927
Sempra Energy	5,620	639,275

		4,535,592

Multiline Retail—0.3%
Dollar General Corp.	9,877	1,079,556
Dollar Tree, Inc. (a)	8,755	713,970
Kohl’s Corp. (b)	7,506	559,572
Lojas Renner S.A.	136,130	1,044,937
Macy’s, Inc.	5,534	192,196
Marui Group Co., Ltd. (b)	70,200	1,732,735
Next plc	22,740	1,627,140
Nordstrom, Inc. (b)	9,594	573,817

		7,523,923

Oil, Gas & Consumable Fuels—2.3%
BP plc	292,659	2,245,378
Chevron Corp.	23,324	2,852,059
CNOOC, Ltd.	394,000	778,409
Concho Resources, Inc. (a) (b)	6,966	1,064,056
ConocoPhillips	9,549	739,093
Cosmo Energy Holdings Co., Ltd.	8,100	332,484
Diamondback Energy, Inc.	9,910	1,339,733
Eni S.p.A.	117,499	2,216,067
EOG Resources, Inc. (b)	20,449	2,608,679
EQT Corp. (b)	9,366	414,258
Exxon Mobil Corp.	24,751	2,104,330
Galp Energia SGPS S.A.	49,657	984,669

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Idemitsu Kosan Co., Ltd.	18,000	$952,078
JXTG Holdings, Inc.	170,600	1,286,689
Kinder Morgan, Inc.	35,953	637,447
Lundin Petroleum AB	29,340	1,119,901
Marathon Petroleum Corp.	25,297	2,023,001
Neste Oyj	23,051	1,903,458
Occidental Petroleum Corp.	29,948	2,460,827
Oil Search, Ltd.	106,590	692,574
OMV AG	26,219	1,471,825
ONEOK, Inc.	7,961	539,676
PBF Energy, Inc. - Class A (b)	3,829	191,105
Phillips 66	3,691	416,049
Pioneer Natural Resources Co.	8,109	1,412,507
Repsol S.A.	35,060	698,675
Royal Dutch Shell plc - A Shares	69,900	2,399,534
Royal Dutch Shell plc - B Shares	204,412	7,153,517
Showa Shell Sekiyu KK	48,200	1,021,343
Total S.A.	56,996	3,679,916
Ultrapar Participacoes S.A.	66,190	611,822
Whitehaven Coal, Ltd.	314,780	1,233,503
Williams Cos., Inc. (The)	16,942	460,653

		50,045,315

Paper & Forest Products—0.2%
OJI Holdings Corp.	99,000	718,817
Stora Enso Oyj - R Shares	64,932	1,240,138
UPM-Kymmene Oyj	56,664	2,220,125

		4,179,080

Personal Products—0.3%
Coty, Inc. - Class A (b)	21,523	270,329
Estee Lauder Cos., Inc. (The) - Class A	6,663	968,267
Kao Corp.	22,100	1,784,729
L’Oreal S.A.	5,026	1,210,186
Oriflame Holding AG	5,606	143,418
Unilever NV	23,025	1,282,127
Unilever plc	6,175	339,137

		5,998,193

Pharmaceuticals—2.4%
Allergan plc	7,540	1,436,219
Astellas Pharma, Inc.	86,700	1,512,591
AstraZeneca plc	9,394	731,852
Bayer AG	13,310	1,182,372
Bristol-Myers Squibb Co.	15,311	950,507
Catalent, Inc. (a)	7,540	343,447
Eli Lilly & Co.	12,374	1,327,854
Galenica AG (a)	4,815	274,095
GlaxoSmithKline plc	251,012	5,029,006
Jazz Pharmaceuticals plc (a)	3,309	556,342
Johnson & Johnson	25,138	3,473,318
Kaken Pharmaceutical Co., Ltd.	3,100	164,766
Kyowa Hakko Kirin Co., Ltd.	26,500	497,155
Merck & Co., Inc. (b)	36,987	2,623,858
Mylan NV (a)	6,945	254,187

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Novartis AG	79,376	$6,838,912
Novo Nordisk A/S - Class B	105,698	4,975,628
Otsuka Holdings Co., Ltd.	31,700	1,598,110
Pfizer, Inc.	106,022	4,672,390
Revance Therapeutics, Inc. (a)	7,872	195,619
Roche Holding AG	32,545	7,875,216
Sanofi	34,327	3,061,959
Sumitomo Dainippon Pharma Co., Ltd. (b)	14,200	326,053
Teva Pharmaceutical Industries, Ltd. (ADR)	24,867	535,635
TherapeuticsMD, Inc. (a) (b)	40,601	266,343
UCB S.A.	16,703	1,499,139
Zoetis, Inc.	1,132	103,646

		52,306,219

Professional Services—0.1%
Adecco Group AG	19,785	1,037,783
Intertrust NV	8,578	158,828
Wolters Kluwer NV	30,805	1,919,708

		3,116,319

Real Estate Management & Development—0.2%
Aroundtown S.A.	56,145	498,999
CBRE Group, Inc. - Class A (a)	22,055	972,625
CK Asset Holdings, Ltd.	111,000	828,315
Fabege AB	59,426	823,015
Hemfosa Fastigheter AB	6,049	83,493
Kerry Properties, Ltd.	50,000	169,623
Nomura Real Estate Holdings, Inc.	21,300	430,032
Open House Co., Ltd.	10,000	492,472
Tokyu Fudosan Holdings Corp.	46,200	322,027

		4,620,601

Road & Rail—0.5%
Central Japan Railway Co.	12,200	2,540,415
National Express Group plc	19,677	100,245
Norfolk Southern Corp.	10,264	1,852,652
Old Dominion Freight Line, Inc.	2,609	420,727
Sankyu, Inc.	5,900	334,048
Tokyu Corp.	81,200	1,485,013
Union Pacific Corp.	14,612	2,379,272
West Japan Railway Co.	16,900	1,178,299

		10,290,671

Semiconductors & Semiconductor Equipment—1.1%
Analog Devices, Inc.	23,443	2,167,540
Applied Materials, Inc.	12,158	469,907
ASML Holding NV	8,400	1,568,550
Broadcom, Inc.	4,848	1,196,147
Infineon Technologies AG	41,248	937,172
Intel Corp.	8,128	384,373
Marvell Technology Group, Ltd.	17,499	337,731
Microchip Technology, Inc. (b)	13,945	1,100,400
Micron Technology, Inc. (a) (b)	3,950	178,658
NVIDIA Corp.	12,419	3,489,987
QUALCOMM, Inc. (b)	5,660	407,690

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Renesas Electronics Corp. (a)	177,700	$1,110,674
Siltronic AG	10,362	1,268,648
Skyworks Solutions, Inc.	2,321	210,538
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	153,050	6,758,688
Texas Instruments, Inc.	23,439	2,514,770
Tokyo Electron, Ltd.	3,700	507,863

		24,609,336

Software—1.2%
Adobe Systems, Inc. (a)	6,061	1,636,167
Citrix Systems, Inc. (a)	2,019	224,432
DocuSign, Inc. (a) (b)	4,800	252,336
Intuit, Inc.	1,164	264,694
Microsoft Corp.	108,994	12,465,644
Oracle Corp.	31,292	1,613,416
Red Hat, Inc. (a)	2,861	389,897
SailPoint Technologies Holding, Inc. (a)	9,450	321,489
Salesforce.com, Inc. (a)	22,030	3,503,431
SAP SE	27,030	3,326,619
ServiceNow, Inc. (a)	4,415	863,706
Software AG	8,444	384,980
Splunk, Inc. (a)	4,595	555,581
Workday, Inc. - Class A (a)	3,687	538,228

		26,340,620

Specialty Retail—0.7%
Advance Auto Parts, Inc.	1,908	321,174
AutoZone, Inc. (a)	2,435	1,888,829
Best Buy Co., Inc.	14,989	1,189,527
Dixons Carphone plc	306,977	677,031
Home Depot, Inc. (The)	13,752	2,848,727
Industria de Diseno Textil S.A.	60,677	1,834,742
K’s Holdings Corp.	29,700	359,495
Lowe’s Cos., Inc.	7,188	825,326
Mr. Price Group, Ltd.	27,840	448,657
Murphy USA, Inc. (a)	4,603	393,372
O’Reilly Automotive, Inc. (a)	3,014	1,046,822
Ross Stores, Inc.	20,562	2,037,694
Tiffany & Co.	2,708	349,251
Tractor Supply Co.	4,200	381,696

		14,602,343

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	56,023	12,646,632
Brother Industries, Ltd.	39,900	787,978
FUJIFILM Holdings Corp.	27,300	1,229,229
Hewlett Packard Enterprise Co.	67,439	1,099,930
HP, Inc.	35,797	922,489
Samsung Electronics Co., Ltd. (GDR)	4,620	4,837,140

		21,523,398

Textiles, Apparel & Luxury Goods—0.3%
adidas AG	4,484	1,097,977
Burberry Group plc	44,271	1,162,606

Textiles, Apparel & Luxury Goods—(Continued)
Cie Financiere Richemont S.A.	14,380	1,170,717
Columbia Sportswear Co.	3,279	305,176
Hugo Boss AG	14,397	1,108,581
lululemon athletica, Inc. (a)	3,095	502,907
NIKE, Inc. - Class B	5,062	428,853
PVH Corp.	5,612	810,373
Ralph Lauren Corp.	1,982	272,624
Swatch Group AG (The) - Bearer Shares	2,389	948,932

		7,808,746

Thrifts & Mortgage Finance—0.2%
Aareal Bank AG	18,607	777,923
Housing Development Finance Corp., Ltd.	180,280	4,350,990

		5,128,913

Tobacco—0.5%
Altria Group, Inc.	11,685	704,722
British American Tobacco plc	59,680	2,786,234
Imperial Brands plc	18,213	633,422
ITC, Ltd.	442,927	1,826,563
Japan Tobacco, Inc.	42,100	1,099,112
Philip Morris International, Inc.	21,807	1,778,143
Swedish Match AB	35,820	1,832,690

		10,660,886

Trading Companies & Distributors—0.6%
AerCap Holdings NV (a)	25,764	1,481,945
Brenntag AG	22,604	1,395,152
Fastenal Co. (b)	7,444	431,901
Ferguson plc	22,870	1,940,068
Howden Joinery Group plc	80,189	490,065
ITOCHU Corp.	73,000	1,336,628
Marubeni Corp.	141,200	1,292,726
Mitsubishi Corp.	99,600	3,069,606
Mitsui & Co., Ltd.	67,700	1,203,066
Sojitz Corp.	107,900	389,455
Sumitomo Corp.	67,800	1,130,446
United Rentals, Inc. (a)	540	88,344

		14,249,402

Wireless Telecommunication Services—0.3%
KDDI Corp.	80,200	2,215,957
NTT DoCoMo, Inc.	54,500	1,465,543
SoftBank Group Corp.	2,200	222,168
T-Mobile U.S., Inc. (a)	12,886	904,340
Vodafone Group plc	878,354	1,883,163

		6,691,171

Total Common Stocks (Cost $752,706,657)		834,955,004

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—20.2%

Security Description	Principal Amount*	Value

Advertising—0.1%
Interpublic Group of Cos., Inc. (The) 3.500%, 10/01/20	510,000	$510,025
3.750%, 10/01/21	780,000	781,515

		1,291,540

Aerospace/Defense—0.4%
Harris Corp. 4.400%, 06/15/28	445,000	446,345
4.854%, 04/27/35	50,000	51,256
L3 Technologies, Inc. 4.400%, 06/15/28	805,000	802,204
Northrop Grumman Corp. 3.250%, 01/15/28	1,035,000	973,244
Rockwell Collins, Inc. 3.200%, 03/15/24	4,572,000	4,411,771
4.350%, 04/15/47	50,000	47,636
United Technologies Corp. 3.650%, 08/16/23 (b)	535,000	532,340
3.750%, 11/01/46	905,000	790,765
3.950%, 08/16/25	475,000	471,985
4.450%, 11/16/38	30,000	29,754

		8,557,300

Agriculture—0.4%
Altria Group, Inc. 3.875%, 09/16/46	1,495,000	1,311,586
BAT Capital Corp. 3.222%, 08/15/24 (144A)	200,000	190,575
3.557%, 08/15/27 (144A)	2,360,000	2,196,525
4.390%, 08/15/37 (144A)	360,000	334,531
BAT International Finance plc 2.750%, 06/15/20 (144A)	255,000	252,332
Philip Morris International, Inc. 2.125%, 05/10/23	3,765,000	3,535,393
3.875%, 08/21/42	650,000	583,979
Reynolds American, Inc. 4.450%, 06/12/25	737,000	742,124

		9,147,045

Airlines—0.2%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	386,000	367,608
3.600%, 03/15/27 (144A)	522,566	506,210
3.750%, 12/15/27 (144A)	361,423	353,291
American Airlines Pass-Through Trust 3.000%, 10/15/28	155,316	144,759
3.200%, 06/15/28	368,800	351,038
3.600%, 09/22/27	176,322	171,846
3.650%, 02/15/29	186,598	181,773
3.700%, 10/01/26	160,801	156,926
4.950%, 01/15/23	382,513	391,938
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	288,163	288,163
4.150%, 04/11/24	60,313	60,786

Airlines—(Continued)
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	185,919	184,161
United Airlines Pass-Through Trust 3.500%, 03/01/30	707,000	681,624
4.000%, 04/11/26	832,907	841,602

		4,681,725

Auto Manufacturers—0.3%
Daimler Finance North America LLC 3.350%, 02/22/23 (144A)	605,000	595,006
Ford Motor Co. 4.750%, 01/15/43	455,000	379,147
7.450%, 07/16/31	67,000	74,629
Ford Motor Credit Co. LLC 3.815%, 11/02/27 (b)	1,250,000	1,117,594
General Motors Co. 5.000%, 04/01/35	355,000	331,489
5.200%, 04/01/45	695,000	630,539
6.600%, 04/01/36	60,000	63,910
General Motors Financial Co., Inc. 3.700%, 05/09/23	102,000	99,750
3.850%, 01/05/28	1,840,000	1,667,960
4.000%, 01/15/25	55,000	53,246
4.000%, 10/06/26	147,000	138,106
4.300%, 07/13/25	200,000	194,643
4.350%, 01/17/27	640,000	611,185

		5,957,204

Banks—7.0%
ABN AMRO Bank NV 2.450%, 06/04/20 (144A)	280,000	275,770
3.400%, 08/27/21 (144A)	2,285,000	2,275,949
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	250,000	249,138
2.875%, 01/25/22 (144A)	500,000	485,799
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A) (b)	895,000	878,181
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (c)	530,000	548,550
Banco Santander S.A. 4.379%, 04/12/28	400,000	378,146
Bank of America Corp. 2.151%, 11/09/20	710,000	694,791
2.503%, 10/21/22	4,452,000	4,262,223
3.248%, 10/21/27	2,250,000	2,092,202
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b) (c)	1,220,000	1,144,335
3.550%, 3M LIBOR + 0.780%, 03/05/24 (c)	480,000	474,373
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	1,900,000	1,827,862
3.864%, 3M LIBOR + 0.940%, 07/23/24 (c)	1,400,000	1,399,624
3.970%, 3M LIBOR + 1.070%, 03/05/29 (c)	570,000	556,037
4.244%, 3M LIBOR + 1.814%, 04/24/38 (c)	360,000	351,015
4.271%, 3M LIBOR + 1.310%, 07/23/29 (c)	1,025,000	1,022,830
4.450%, 03/03/26	167,000	167,114
5.875%, 3M LIBOR + 2.931%, 03/15/28 (c)	990,000	981,337

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (c)	1,215,000	$1,135,223
Bank of New York Mellon Corp. (The) 2.661%, 3M LIBOR + 0.634%, 05/16/23 (c)	4,137,000	4,005,438
Bank of Nova Scotia (The) 2.450%, 03/22/21	355,000	347,615
2.500%, 01/08/21	400,000	392,993
3.125%, 04/20/21 (b)	3,660,000	3,640,924
Barclays plc 4.337%, 01/10/28	604,000	571,229
4.338%, 3M LIBOR + 1.356%, 05/16/24 (b) (c)	3,200,000	3,160,459
BPCE S.A. 2.750%, 01/11/23 (144A)	600,000	573,562
3.250%, 01/11/28 (144A)	1,340,000	1,229,635
3.375%, 12/02/26	250,000	233,623
3.574%, 3M LIBOR + 1.240%, 09/12/23 (144A) (c)	910,000	909,973
4.000%, 09/12/23 (144A)	250,000	246,642
Canadian Imperial Bank of Commerce 2.700%, 02/02/21	1,945,000	1,915,857
Capital One Financial Corp. 4.250%, 04/30/25	150,000	149,322
Capital One N.A. 2.650%, 08/08/22	2,703,000	2,597,452
Citigroup, Inc. 2.750%, 04/25/22	500,000	485,642
3.200%, 10/21/26	181,000	168,958
3.520%, 3M LIBOR + 1.151%, 10/27/28 (c)	2,580,000	2,423,944
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	3,895,000	3,778,827
4.044%, 3M LIBOR + 1.023%, 06/01/24 (c)	3,765,000	3,778,844
4.125%, 07/25/28	74,000	71,449
4.400%, 06/10/25	230,000	229,495
4.450%, 09/29/27	265,000	261,786
Citizens Bank N.A. 3.700%, 03/29/23	2,575,000	2,556,417
Commonwealth Bank of Australia 2.500%, 09/18/22 (144A)	150,000	143,661
3.450%, 03/16/23 (144A)	1,175,000	1,163,473
3.900%, 03/16/28 (144A) (b)	150,000	148,575
Cooperative Rabobank UA 3.750%, 07/21/26	590,000	557,002
4.375%, 08/04/25	477,000	472,153
4.625%, 12/01/23	500,000	507,503
Credit Agricole S.A. 2.750%, 06/10/20 (144A)	330,000	326,285
3.750%, 04/24/23 (144A)	1,565,000	1,534,894
4.125%, 01/10/27 (144A)	61,000	58,993
Credit Suisse AG 3.625%, 09/09/24	1,000,000	985,265
Credit Suisse Group AG 3.574%, 01/09/23 (144A)	879,000	861,244
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (c)	2,250,000	2,241,724
4.282%, 01/09/28 (144A)	380,000	369,374
Danske Bank A/S 2.700%, 03/02/22 (144A)	200,000	191,683
3.875%, 09/12/23 (144A)	850,000	833,359

Banks—(Continued)
Discover Bank 3.100%, 06/04/20	895,000	889,333
3.450%, 07/27/26	625,000	581,264
4.250%, 03/13/26	940,000	925,344
4.650%, 09/13/28	420,000	420,781
Fifth Third Bank 3.850%, 03/15/26	965,000	941,425
3.950%, 07/28/25	1,470,000	1,467,620
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	6,960,000	6,700,358
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	200,000	191,029
3.500%, 11/16/26	1,195,000	1,133,458
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b) (c)	179,000	170,278
3.850%, 01/26/27	4,270,000	4,140,410
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	855,000	791,564
HSBC Bank plc 4.750%, 01/19/21 (144A)	500,000	514,206
HSBC Holdings plc 3.950%, 3M LIBOR + 0.987%, 05/18/24 (c)	4,200,000	4,171,504
4.292%, 3M LIBOR + 1.348%, 09/12/26 (c)	250,000	247,208
4.583%, 3M LIBOR + 1.535%, 06/19/29 (b) (c)	2,195,000	2,197,453
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (c)	355,000	351,894
Huntington Bancshares, Inc. 2.300%, 01/14/22	190,000	181,948
Huntington National Bank (The) 3.550%, 10/06/23	2,480,000	2,451,854
ING Bank NV 5.800%, 09/25/23 (144A)	360,000	379,494
Intesa Sanpaolo S.p.A. 3.875%, 07/14/27 (144A)	1,220,000	1,040,634
3.875%, 01/12/28 (144A)	400,000	338,767
KeyBank N.A. 3.400%, 05/20/26	455,000	431,249
Lloyds Banking Group plc 3.574%, 3M LIBOR + 1.205%, 11/07/28 (c)	1,430,000	1,309,321
3.750%, 01/11/27	444,000	417,116
4.375%, 03/22/28	283,000	275,899
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A)	200,000	198,518
Macquarie Group, Ltd. 3.189%, 3M LIBOR + 1.023%, 11/28/23 (144A) (c)	875,000	839,839
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (c)	638,000	592,155
6.000%, 01/14/20 (144A)	500,000	516,626
Mitsubishi UFJ Financial Group, Inc. 2.665%, 07/25/22	300,000	289,045
2.998%, 02/22/22	192,000	187,858
3.761%, 07/26/23	1,400,000	1,392,534
Morgan Stanley 3.125%, 01/23/23	300,000	292,207
3.528%, 3M LIBOR + 1.180%, 01/20/22 (c)	1,015,000	1,029,194
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	1,965,000	1,863,341
3.737%, 3M LIBOR + 0.847%, 04/24/24 (b) (c)	4,975,000	4,939,755
3.772%, 3M LIBOR + 1.140%, 01/24/29 (c)	855,000	820,237
3.971%, 3M LIBOR + 1.455%, 07/22/38 (c)	790,000	736,581
4.350%, 09/08/26	500,000	495,766
5.500%, 01/26/20	100,000	102,986
6.250%, 08/09/26	525,000	589,861

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
MUFG Americas Holdings Corp. 3.000%, 02/10/25	145,000	$137,668
National Australia Bank, Ltd. 2.800%, 01/10/22	350,000	341,269
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	105,000	97,828
PNC Bank N.A. 4.200%, 11/01/25	250,000	254,040
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (c)	3,500,000	3,489,383
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (c)	1,110,000	1,075,379
4.519%, 3M LIBOR + 1.550%, 06/25/24 (c)	2,735,000	2,726,834
4.892%, 3M LIBOR + 1.754%, 05/18/29 (b) (c)	200,000	198,629
5.076%, 3M LIBOR + 1.905%, 01/27/30 (c)	1,020,000	1,021,533
Santander UK Group Holdings plc 3.373%, 3M LIBOR + 1.080%, 01/05/24 (c)	1,625,000	1,561,731
Skandinaviska Enskilda Banken AB 2.450%, 05/27/20 (144A)	535,000	527,855
Societe Generale S.A. 4.250%, 04/14/25 (144A)	350,000	337,465
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (c)	1,750,000	1,748,218
State Street Bank and Trust Co. 5.250%, 10/15/18	215,000	215,209
State Street Corp. 2.653%, 3M LIBOR + 0.635%, 05/15/23 (c)	484,000	468,600
Sumitomo Mitsui Financial Group, Inc. 2.778%, 10/18/22	745,000	716,276
2.784%, 07/12/22 (b)	450,000	435,516
2.846%, 01/11/22	200,000	195,084
3.102%, 01/17/23	1,398,000	1,360,147
SunTrust Banks, Inc. 3.300%, 05/15/26	945,000	889,040
3.502%, 3M LIBOR + 0.585%, 08/02/22 (c)	4,135,000	4,120,783
4.000%, 05/01/25	106,000	106,189
Swedbank AB 2.800%, 03/14/22 (144A)	500,000	487,635
Toronto-Dominion Bank (The) 3.625%, 5Y USD Swap + 2.205%, 09/15/31 (c)	100,000	93,912
UBS AG 2.450%, 12/01/20 (144A)	200,000	195,852
UBS Group Funding Switzerland AG 2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (c)	1,776,000	1,703,770
3.491%, 05/23/23 (144A)	2,155,000	2,110,979
Wells Fargo & Co. 3.069%, 01/24/23	3,220,000	3,141,922
4.650%, 11/04/44	1,420,000	1,390,342
5.900%, 3M LIBOR + 3.110%, 06/15/24 (b) (c)	900,000	913,500
Wells Fargo Bank N.A. 3.325%, 3M LIBOR + 0.490%, 07/23/21 (c)	4,590,000	4,584,470
Westpac Banking Corp. 2.500%, 06/28/22	450,000	432,631
2.750%, 01/11/23 (b)	2,055,000	1,982,226
2.850%, 05/13/26	150,000	138,734

Banks—(Continued)
Westpac Banking Corp. 3.650%, 05/15/23 (b)	315,000	315,200
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	1,335,000	1,285,678

		153,675,214

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	1,065,000	1,033,423
4.700%, 02/01/36	1,250,000	1,250,184
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,755,000	1,686,733
4.439%, 10/06/48	1,180,000	1,105,747
Constellation Brands, Inc. 4.100%, 02/15/48	160,000	140,437
Keurig Dr Pepper, Inc. 2.550%, 09/15/26	2,380,000	2,078,728
3.130%, 12/15/23	55,000	52,411
3.430%, 06/15/27	75,000	69,290

		7,416,953

Biotechnology—0.2%
Amgen, Inc. 4.400%, 05/01/45	1,175,000	1,135,632
Baxalta, Inc. 3.600%, 06/23/22	33,000	32,763
Celgene Corp. 4.350%, 11/15/47	1,030,000	920,613
4.550%, 02/20/48	120,000	111,487
Gilead Sciences, Inc. 3.700%, 04/01/24	170,000	170,527
4.000%, 09/01/36	805,000	774,551
4.600%, 09/01/35	345,000	355,339

		3,500,912

Building Materials—0.1%
Martin Marietta Materials, Inc. 3.450%, 06/01/27	208,000	190,958
4.250%, 12/15/47 (b)	610,000	520,112
Masco Corp. 3.500%, 11/15/27	765,000	700,858
4.500%, 05/15/47	255,000	218,750
6.500%, 08/15/32	150,000	164,317
Owens Corning 4.300%, 07/15/47	440,000	354,465
4.400%, 01/30/48	335,000	277,004

		2,426,464

Chemicals—0.1%
CF Industries, Inc. 4.500%, 12/01/26 (144A)	315,000	312,740
Dow Chemical Co. (The) 3.000%, 11/15/22	82,000	79,913
4.125%, 11/15/21	27,000	27,640
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	36,301

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Mosaic Co. (The) 4.050%, 11/15/27 (b)	770,000	$744,572
4.875%, 11/15/41	100,000	91,867
5.625%, 11/15/43	200,000	204,446
Nutrien, Ltd. 3.375%, 03/15/25	125,000	118,477
Sherwin-Williams Co. (The) 3.125%, 06/01/24	103,000	98,913
4.500%, 06/01/47	100,000	96,029

		1,810,898

Commercial Services—0.0%
Western Union Co. (The) 3.600%, 03/15/22	150,000	148,265

Computers—0.4%
Apple, Inc. 2.450%, 08/04/26	2,350,000	2,165,941
2.500%, 02/09/25	400,000	377,813
2.850%, 05/11/24	1,546,000	1,501,048
3.000%, 02/09/24	100,000	98,009
3.450%, 02/09/45	520,000	465,760
3.750%, 11/13/47 (b)	425,000	398,516
3.850%, 05/04/43	200,000	192,209
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	2,372,000	2,526,053
DXC Technology Co. 4.250%, 04/15/24	60,000	60,136
IBM Credit LLC 3.000%, 02/06/23 (b)	1,195,000	1,174,477

		8,959,962

Cosmetics/Personal Care—0.0%
Unilever Capital Corp. 2.000%, 07/28/26	160,000	141,413

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 01/15/25	2,555,000	2,406,736
Air Lease Corp. 3.250%, 03/01/25	820,000	766,187
3.625%, 12/01/27	130,000	119,567
4.625%, 10/01/28	565,000	556,543
Aircastle, Ltd. 4.400%, 09/25/23	35,000	34,997
American Express Co. 3.400%, 02/27/23	1,890,000	1,860,404
3.700%, 08/03/23	925,000	920,050
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	220,000	208,808
Capital One Bank USA N.A. 3.375%, 02/15/23	1,415,000	1,376,426
GE Capital International Funding Co. 4.418%, 11/15/35	3,277,000	3,071,422

Diversified Financial Services—(Continued)
National Rural Utilities Cooperative Finance Corp. 2.700%, 02/15/23	285,000	276,184
2.850%, 01/27/25	1,870,000	1,782,906
2.950%, 02/07/24	87,000	84,189
ORIX Corp. 2.900%, 07/18/22	80,000	77,355
Synchrony Financial 3.950%, 12/01/27	1,020,000	924,153

		14,465,927

Electric—1.8%
AEP Texas, Inc. 3.950%, 06/01/28 (144A)	1,655,000	1,643,466
Avangrid, Inc. 3.150%, 12/01/24	72,000	68,610
Baltimore Gas & Electric Co. 2.800%, 08/15/22	70,000	68,111
3.350%, 07/01/23	565,000	559,143
Cleveland Electric Illuminating Co. (The) 3.500%, 04/01/28 (144A)	145,000	136,687
CMS Energy Corp. 3.875%, 03/01/24	70,000	69,653
Commonwealth Edison Co. 3.650%, 06/15/46	1,450,000	1,311,388
3.700%, 03/01/45	290,000	266,083
Consolidated Edison Co. of New York, Inc. 3.850%, 06/15/46	855,000	795,829
Dominion Energy, Inc. 2.850%, 08/15/26	1,213,000	1,103,766
Duke Energy Carolinas LLC 6.000%, 12/01/28	100,000	116,867
Duke Energy Corp. 2.650%, 09/01/26	1,310,000	1,183,818
Duke Energy Indiana LLC 3.750%, 05/15/46	1,298,000	1,185,090
Duke Energy Progress LLC 3.375%, 09/01/23	1,040,000	1,036,829
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	240,000	223,692
Edison International 2.950%, 03/15/23	850,000	814,406
4.125%, 03/15/28	100,000	98,919
EDP Finance B.V. 5.250%, 01/14/21 (144A) (b)	425,000	436,417
Electricite de France S.A. 4.500%, 09/21/28 (144A)	1,925,000	1,895,204
4.875%, 01/22/44 (144A)	165,000	161,369
Emera U.S. Finance L.P. 3.550%, 06/15/26	1,445,000	1,360,299
Enel Finance International NV 3.500%, 04/06/28 (144A)	1,905,000	1,675,991
3.625%, 05/25/27 (144A)	220,000	199,156
Entergy Corp. 2.950%, 09/01/26	1,400,000	1,285,548

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Louisiana LLC 2.400%, 10/01/26	645,000	$580,856
4.200%, 09/01/48	495,000	490,987
Entergy Mississippi, Inc. 2.850%, 06/01/28	245,000	223,943
Fortis, Inc. 3.055%, 10/04/26	717,000	657,554
Gulf Power Co. 3.300%, 05/30/27	520,000	494,413
ITC Holdings Corp. 3.250%, 06/30/26	855,000	806,773
3.350%, 11/15/27	710,000	667,912
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	505,000	505,997
6.150%, 06/01/37	100,000	116,809
Kansas City Power & Light Co. 3.150%, 03/15/23	100,000	97,619
Metropolitan Edison Co. 3.500%, 03/15/23 (144A)	220,000	217,077
4.000%, 04/15/25 (144A)	230,000	227,677
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	140,000	138,655
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	770,000	731,900
Niagara Mohawk Power Corp. 4.278%, 10/01/34 (144A)	264,000	263,889
Oncor Electric Delivery Co. LLC 2.950%, 04/01/25	388,000	372,365
Pacific Gas & Electric Co. 2.950%, 03/01/26	435,000	395,602
3.300%, 12/01/27	465,000	424,872
3.500%, 06/15/25	560,000	534,107
3.950%, 12/01/47	160,000	138,704
4.250%, 03/15/46	205,000	187,566
6.050%, 03/01/34	130,000	146,331
PacifiCorp 4.125%, 01/15/49	920,000	901,913
Potomac Electric Power Co. 3.600%, 03/15/24	1,420,000	1,418,830
PPL Capital Funding, Inc. 3.100%, 05/15/26	1,215,000	1,129,301
PSEG Power LLC 3.850%, 06/01/23	570,000	567,799
Public Service Co. of New Hampshire 3.500%, 11/01/23	55,000	54,841
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	125,724
Public Service Electric & Gas Co. 2.250%, 09/15/26	203,000	182,011
3.650%, 09/01/42	56,000	52,362
Rochester Gas & Electric Corp. 3.100%, 06/01/27 (144A)	383,000	361,310
San Diego Gas & Electric Co. 5.350%, 05/15/35	100,000	111,942
Sempra Energy 2.400%, 03/15/20	120,000	118,368

Electric—(Continued)
Sempra Energy 3.400%, 02/01/28	210,000	196,451
Sierra Pacific Power Co. 2.600%, 05/01/26	3,186,000	2,937,049
Southern California Edison Co. 3.400%, 06/01/23	620,000	613,913
3.500%, 10/01/23	239,000	237,458
3.700%, 08/01/25	975,000	968,244
4.125%, 03/01/48	935,000	892,212
4.650%, 10/01/43	200,000	207,370
Southwestern Electric Power Co. 3.900%, 04/01/45	785,000	710,976
Southwestern Public Service Co. 3.700%, 08/15/47	470,000	431,649
Toledo Edison Co. (The) 7.250%, 05/01/20	15,000	15,816
Union Electric Co. 2.950%, 06/15/27	214,000	200,219
Virginia Electric & Power Co. 3.450%, 02/15/24	122,000	120,645

		38,674,352

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	127,000	118,242

Food—0.2%
Campbell Soup Co. 3.950%, 03/15/25	170,000	164,303
Kraft Heinz Foods Co. 4.375%, 06/01/46 (b)	925,000	815,654
5.200%, 07/15/45	554,000	540,916
Kroger Co. (The) 3.875%, 10/15/46	955,000	795,199
McCormick & Co., Inc. 3.150%, 08/15/24	505,000	485,223
3.400%, 08/15/27	132,000	125,552
Sysco Corp. 3.750%, 10/01/25	83,000	81,879
4.450%, 03/15/48	330,000	321,334
Tyson Foods, Inc. 4.550%, 06/02/47	95,000	88,126
4.875%, 08/15/34	250,000	251,273

		3,669,459

Forest Products & Paper—0.0%
International Paper Co. 4.350%, 08/15/48	635,000	578,282

Gas—0.2%
Atmos Energy Corp. 8.500%, 03/15/19	350,000	358,687
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	300,000	295,640
Dominion Energy Gas Holdings LLC 2.800%, 11/15/20	433,000	426,418

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	$317,334
NiSource, Inc. 3.490%, 05/15/27	910,000	862,603
6.250%, 12/15/40	75,000	86,812
Southern California Gas Co. 4.300%, 01/15/49	610,000	622,279
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	425,000	397,159

		3,366,932

Healthcare-Products—0.3%
Abbott Laboratories 3.750%, 11/30/26 (b)	810,000	807,445
Becton Dickinson & Co. 3.363%, 06/06/24	3,207,000	3,097,591
Covidien International Finance S.A. 2.950%, 06/15/23	185,000	179,910
Medtronic, Inc. 3.500%, 03/15/25 (b)	1,360,000	1,349,112
4.375%, 03/15/35	130,000	134,280
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	802,000	743,557
3.150%, 01/15/23	228,000	222,790
4.150%, 02/01/24	286,000	291,253
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	341,000	338,675

		7,164,613

Healthcare-Services—0.5%
Aetna, Inc. 3.875%, 08/15/47	1,300,000	1,144,325
Anthem, Inc. 3.650%, 12/01/27	1,890,000	1,796,163
4.101%, 03/01/28	140,000	137,823
4.375%, 12/01/47	585,000	553,854
Halfmoon Parent, Inc. 3.400%, 09/17/21 (144A)	1,535,000	1,529,213
4.125%, 11/15/25 (144A)	1,190,000	1,186,194
4.375%, 10/15/28 (144A) (b)	300,000	298,958
Magellan Health, Inc. 4.400%, 09/22/24	150,000	144,702
Roche Holdings, Inc. 2.375%, 01/28/27 (144A)	1,350,000	1,225,201
UnitedHealth Group, Inc. 2.750%, 02/15/23	46,000	44,609
2.875%, 03/15/23	300,000	292,474
3.100%, 03/15/26	2,055,000	1,973,625

		10,327,141

Housewares—0.0%
Newell Brands, Inc. 5.375%, 04/01/36	80,000	77,024

Housewares—(Continued)
Newell Brands, Inc. 5.500%, 04/01/46 (b)	255,000	243,472

		320,496

Insurance—0.8%
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	205,792
American International Group, Inc. 3.875%, 01/15/35	2,085,000	1,887,871
4.200%, 04/01/28	165,000	163,170
Assurant, Inc. 4.200%, 09/27/23	150,000	149,149
Athene Global Funding 2.750%, 04/20/20 (144A)	352,000	347,587
4.000%, 01/25/22 (144A)	184,000	184,364
Athene Holding, Ltd. 4.125%, 01/12/28	85,000	79,374
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	1,140,000	1,130,387
Chubb INA Holdings, Inc. 2.700%, 03/13/23	200,000	193,316
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	40,000	37,628
Guardian Life Global Funding 2.500%, 05/08/22 (144A)	250,000	240,844
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	175,000	165,593
Jackson National Life Global Funding 3.250%, 01/30/24 (144A)	173,000	168,100
3.300%, 06/11/21 (144A)	495,000	492,810
3.875%, 06/11/25 (144A)	570,000	566,438
Lincoln National Corp. 3.800%, 03/01/28 (b)	845,000	815,277
6.250%, 02/15/20	375,000	388,640
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (c)	505,000	480,887
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	60,000	92,037
New York Life Global Funding 1.950%, 09/28/20 (144A)	1,009,000	987,877
3.000%, 01/10/28 (144A)	370,000	347,249
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	150,049
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (c)	50,000	44,960
Pricoa Global Funding I 2.200%, 06/03/21 (144A)	423,000	410,249
3.450%, 09/01/23 (144A)	2,400,000	2,381,968
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (b) (c)	90,000	89,775
Protective Life Global Funding 2.161%, 09/25/20 (144A)	3,600,000	3,515,934
Prudential Financial, Inc. 3.905%, 12/07/47	935,000	839,779
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	306,253

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	905,000	$902,215
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	96,858
Torchmark Corp. 4.550%, 09/15/28	30,000	30,130

		17,892,560

Internet—0.1%
Amazon.com, Inc. 3.150%, 08/22/27	1,150,000	1,101,330
4.050%, 08/22/47 (b)	735,000	717,995
Booking Holdings, Inc. 2.750%, 03/15/23	71,000	68,019

		1,887,344

Iron/Steel—0.0%
Nucor Corp. 4.000%, 08/01/23	150,000	152,915

Machinery-Diversified—0.0%
Roper Technologies, Inc. 3.000%, 12/15/20	83,000	82,458
3.650%, 09/15/23	910,000	903,821
3.800%, 12/15/26	100,000	97,180

		1,083,459

Media—0.7%
21st Century Fox America, Inc. 3.700%, 10/15/25	2,295,000	2,277,338
CBS Corp. 3.375%, 02/15/28	850,000	778,484
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.500%, 02/01/24	865,000	868,633
Comcast Corp. 2.350%, 01/15/27	1,805,000	1,587,215
3.200%, 07/15/36	2,395,000	1,995,842
3.400%, 07/15/46	1,690,000	1,365,273
6.500%, 11/15/35	90,000	108,479
7.050%, 03/15/33	187,000	232,122
COX Communications, Inc. 4.600%, 08/15/47 (144A)	615,000	573,897
Time Warner Cable LLC 4.500%, 09/15/42	2,425,000	2,066,781
5.000%, 02/01/20	585,000	596,554
Viacom, Inc. 4.375%, 03/15/43	284,000	247,475
Warner Media LLC 2.950%, 07/15/26	255,000	231,094
3.800%, 02/15/27	1,760,000	1,682,550

		14,611,737

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	59,847

Mining—0.0%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	675,000	621,827
Glencore Funding LLC 4.000%, 03/27/27 (144A)	315,000	295,531

		917,358

Miscellaneous Manufacturing—0.2%
Eaton Corp. 3.103%, 09/15/27	540,000	503,554
5.800%, 03/15/37	100,000	114,271
General Electric Co. 3.450%, 05/15/24	293,000	288,443
4.125%, 10/09/42	2,195,000	1,954,271
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	111,696
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	390,000	363,149
3.125%, 03/16/24 (144A)	500,000	486,857

		3,822,241

Oil & Gas—0.8%
Anadarko Petroleum Corp. 5.550%, 03/15/26	2,155,000	2,289,703
Apache Corp. 4.375%, 10/15/28	1,555,000	1,528,796
BP Capital Markets plc 3.017%, 01/16/27	2,805,000	2,637,127
3.224%, 04/14/24	300,000	293,189
3.994%, 09/26/23	920,000	938,625
Canadian Natural Resources, Ltd. 3.800%, 04/15/24	111,000	109,835
Cenovus Energy, Inc. 4.250%, 04/15/27	680,000	657,063
5.250%, 06/15/37	745,000	737,748
6.750%, 11/15/39	101,000	113,770
Chevron Corp. 2.895%, 03/03/24	161,000	156,674
2.954%, 05/16/26	1,545,000	1,474,804
Encana Corp. 7.375%, 11/01/31	250,000	305,576
Eni USA, Inc. 7.300%, 11/15/27	100,000	118,207
Marathon Petroleum Corp. 4.750%, 09/15/44	930,000	897,700
Noble Energy, Inc. 3.850%, 01/15/28 (b)	2,227,000	2,102,574
6.000%, 03/01/41	160,000	170,989
Occidental Petroleum Corp. 4.625%, 06/15/45	79,000	81,950
Phillips 66 3.900%, 03/15/28	110,000	108,439
4.875%, 11/15/44	985,000	1,019,554
Shell International Finance B.V. 2.500%, 09/12/26	220,000	203,082
3.250%, 05/11/25	1,790,000	1,755,391

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Shell International Finance B.V. 3.625%, 08/21/42	25,000	$23,158
3.750%, 09/12/46	683,000	641,186

		18,365,140

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	25,000	26,284
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/27 (b)	425,000	399,354
Halliburton Co. 3.800%, 11/15/25 (b)	85,000	84,243
4.850%, 11/15/35	775,000	809,746
Schlumberger Holdings Corp. 4.000%, 12/21/25 (144A)	1,745,000	1,744,015

		3,063,642

Packaging & Containers—0.0%
WestRock Co. 3.750%, 03/15/25 (144A)	150,000	147,362

Pharmaceuticals—0.9%
AbbVie, Inc. 2.300%, 05/14/21	105,000	102,193
4.450%, 05/14/46	300,000	277,568
4.500%, 05/14/35	1,080,000	1,036,162
Allergan Funding SCS 4.550%, 03/15/35 (b)	915,000	888,451
AstraZeneca plc 3.500%, 08/17/23	1,125,000	1,113,989
CVS Health Corp. 2.875%, 06/01/26 (b)	4,165,000	3,817,737
4.300%, 03/25/28	1,200,000	1,188,157
4.780%, 03/25/38	355,000	352,235
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	302,611	298,072
5.880%, 01/10/28	410,185	431,452
8.353%, 07/10/31 (144A)	154,664	186,861
Elanco Animal Health, Inc. 3.912%, 08/27/21 (144A)	380,000	380,343
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/25	2,330,000	2,325,182
Johnson & Johnson 3.400%, 01/15/38	1,818,000	1,691,391
Mylan, Inc. 4.550%, 04/15/28 (144A)	400,000	388,693
Novartis Capital Corp. 3.100%, 05/17/27	680,000	652,133
3.400%, 05/06/24	527,000	528,234
Pfizer, Inc. 3.600%, 09/15/28	865,000	854,222
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	2,418,000	2,305,864
3.200%, 09/23/26	880,000	812,131

Pharmaceuticals—(Continued)
Zoetis, Inc. 3.250%, 08/20/21	1,115,000	1,113,272

		20,744,342

Pipelines—0.9%
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	70,000	68,254
Boardwalk Pipelines L.P. 4.450%, 07/15/27	37,000	35,619
Buckeye Partners L.P. 5.600%, 10/15/44	310,000	288,262
5.850%, 11/15/43	255,000	245,596
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	805,000	813,599
Enable Midstream Partners L.P. 4.950%, 05/15/28	935,000	927,429
Energy Transfer L.P. 4.750%, 01/15/26	833,000	841,322
Energy Transfer Partners L.P. 5.150%, 02/01/43	804,000	762,921
EnLink Midstream Partners L.P. 2.700%, 04/01/19	140,000	139,545
Enterprise Products Operating LLC 3.350%, 03/15/23	2,355,000	2,327,733
3.700%, 02/15/26	880,000	866,208
3.750%, 02/15/25 (b)	67,000	66,866
3.900%, 02/15/24	82,000	82,717
4.250%, 02/15/48	285,000	267,863
4.900%, 05/15/46	745,000	769,297
4.950%, 10/15/54	33,000	32,940
Kinder Morgan Energy Partners L.P. 5.625%, 09/01/41	190,000	198,337
Kinder Morgan, Inc. 5.300%, 12/01/34	1,040,000	1,073,795
MPLX L.P. 4.000%, 02/15/25	95,000	93,644
4.000%, 03/15/28	75,000	72,097
4.125%, 03/01/27	395,000	384,559
4.500%, 04/15/38	244,000	229,686
4.700%, 04/15/48	130,000	121,551
4.875%, 12/01/24	110,000	114,241
5.200%, 03/01/47	141,000	141,082
ONEOK Partners L.P. 3.375%, 10/01/22	65,000	64,003
3.800%, 03/15/20	220,000	220,887
4.900%, 03/15/25	1,850,000	1,919,408
5.000%, 09/15/23	145,000	151,088
6.650%, 10/01/36	140,000	163,726
Phillips 66 Partners L.P. 4.900%, 10/01/46	308,000	301,866
Plains All American Pipeline L.P. / PAA Finance Corp. 3.850%, 10/15/23	350,000	344,594
5.750%, 01/15/20 (b)	610,000	625,710
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	102,000	100,988

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Southern Natural Gas Co. LLC 8.000%, 03/01/32	70,000	$89,790
Sunoco Logistics Partners Operations L.P. 4.250%, 04/01/24	91,000	90,756
4.950%, 01/15/43	295,000	269,037
5.350%, 05/15/45	710,000	691,279
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	46,000	44,088
3.500%, 01/15/28 (144A)	45,000	42,482
TransCanada PipeLines, Ltd. 4.250%, 05/15/28	3,630,000	3,643,189
7.250%, 08/15/38	130,000	162,877
Western Gas Partners L.P. 3.950%, 06/01/25	157,000	149,660
5.300%, 03/01/48	369,000	337,701
5.375%, 06/01/21	149,000	153,999
5.450%, 04/01/44	102,000	95,451

		20,627,742

Real Estate—0.2%
China Overseas Finance Investment Cayman V, Ltd. Zero Coupon, 01/05/23	4,400,000	4,643,100
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	235,000	230,398
3.875%, 03/20/27 (144A)	243,000	238,504

		5,112,002

Real Estate Investment Trusts—0.4%
American Tower Corp. 3.125%, 01/15/27	605,000	550,140
3.375%, 10/15/26	776,000	722,317
3.600%, 01/15/28 (b)	260,000	242,785
Boston Properties L.P. 3.650%, 02/01/26	435,000	421,210
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	60,000	57,790
Crown Castle International Corp. 3.700%, 06/15/26	274,000	261,716
4.000%, 03/01/27	47,000	45,510
DDR Corp. 4.700%, 06/01/27	94,000	94,475
Digital Realty Trust L.P. 3.700%, 08/15/27	115,000	109,182
Duke Realty L.P. 3.250%, 06/30/26	60,000	56,417
EPR Properties 4.500%, 06/01/27	207,000	197,737
4.950%, 04/15/28	710,000	697,269
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	805,000	751,999
Government Properties Income Trust 3.750%, 08/15/19	400,000	401,499
4.000%, 07/15/22	140,000	138,384
HCP, Inc. 3.875%, 08/15/24	357,000	349,001

Real Estate Investment Trusts—(Continued)
HCP, Inc. 4.200%, 03/01/24	1,015,000	1,010,931
Kimco Realty Corp. 3.800%, 04/01/27	200,000	191,055
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	98,338
Realty Income Corp. 3.875%, 04/15/25	60,000	59,488
Senior Housing Properties Trust 3.250%, 05/01/19	120,000	119,950
4.750%, 02/15/28	130,000	125,635
Ventas Realty L.P. 4.125%, 01/15/26	68,000	66,906
VEREIT Operating Partnership L.P. 4.600%, 02/06/24	621,000	624,231
Welltower, Inc. 3.950%, 09/01/23	100,000	99,956
4.000%, 06/01/25	410,000	404,344

		7,898,265

Retail—0.4%
Darden Restaurants, Inc. 4.550%, 02/15/48	425,000	397,508
Home Depot, Inc. (The) 2.125%, 09/15/26	77,000	68,974
2.800%, 09/14/27 (b)	1,235,000	1,155,622
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43	90,000	67,272
McDonald’s Corp. 3.350%, 04/01/23	2,295,000	2,275,010
3.625%, 05/01/43	930,000	798,817
6.300%, 10/15/37	160,000	192,856
Starbucks Corp. 3.800%, 08/15/25	1,030,000	1,022,883
4.000%, 11/15/28	475,000	473,408
Walmart, Inc. 3.700%, 06/26/28	1,970,000	1,971,270

		8,423,620

Savings & Loans—0.0%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (c)	980,000	974,558

Semiconductors—0.1%
Analog Devices, Inc. 4.500%, 12/05/36	113,000	109,843
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/25	800,000	742,932
3.500%, 01/15/28	245,000	222,491
3.875%, 01/15/27	349,000	329,146
Intel Corp. 3.734%, 12/08/47 (b)	975,000	906,967

		2,311,379

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.5%
Akamai Technologies, Inc. 0.125%, 05/01/25 (144A)	2,189,000	$2,152,713
Microsoft Corp. 3.450%, 08/08/36	1,500,000	1,428,951
3.500%, 02/12/35	2,345,000	2,259,094
3.700%, 08/08/46	795,000	761,860
4.500%, 10/01/40	400,000	430,242
Oracle Corp. 2.950%, 05/15/25 (b)	450,000	431,415
3.800%, 11/15/37	810,000	770,728
3.850%, 07/15/36	285,000	274,953
3.900%, 05/15/35	730,000	705,630
4.000%, 11/15/47	805,000	762,832
VMware, Inc. 2.950%, 08/21/22	779,000	749,661

		10,728,079

Telecommunications—0.6%
AT&T, Inc. 3.950%, 01/15/25	300,000	295,234
4.300%, 02/15/30 (144A)	460,000	442,071
4.300%, 12/15/42	3,370,000	2,913,864
4.350%, 06/15/45	1,425,000	1,225,761
5.350%, 09/01/40	300,000	297,159
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	1,025,000	1,021,250
SES GLOBAL Americas Holdings GP 5.300%, 03/25/44 (144A)	280,000	241,512
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	720,000	675,587
5.213%, 03/08/47	405,000	392,849
Verizon Communications, Inc. 3.376%, 02/15/25	120,000	116,714
3.850%, 11/01/42	1,629,000	1,406,874
4.125%, 08/15/46	605,000	541,408
4.272%, 01/15/36	1,725,000	1,642,032
4.329%, 09/21/28 (144A)	960,000	965,479
4.500%, 08/10/33	300,000	297,550
Vodafone Group plc 4.375%, 05/30/28	1,050,000	1,033,926
5.000%, 05/30/38	459,000	452,419
6.250%, 11/30/32	160,000	179,127

		14,140,816

Transportation—0.3%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	250,000	245,747
3.050%, 09/01/22	310,000	306,687
3.900%, 08/01/46	750,000	711,394
Canadian Pacific Railway Co. 2.900%, 02/01/25	525,000	499,009
5.750%, 03/15/33	120,000	135,044
CSX Corp. 3.800%, 11/01/46	690,000	622,876

Transportation—(Continued)
FedEx Corp. 4.100%, 02/01/45	1,410,000	1,284,729
Norfolk Southern Corp. 4.150%, 02/28/48	900,000	868,235
Ryder System, Inc. 2.500%, 05/11/20	420,000	414,934
2.875%, 09/01/20	170,000	168,784
3.500%, 06/01/21	1,035,000	1,034,016
Union Pacific Corp. 3.350%, 08/15/46	830,000	698,709
4.375%, 09/10/38	445,000	451,974

		7,442,138

Trucking & Leasing—0.0%
Aviation Capital Group LLC 3.875%, 05/01/23 (144A)	100,000	98,908

Total Corporate Bonds & Notes (Cost $458,301,285)		446,905,793

Convertible Bonds—18.5%

Aerospace/Defense—0.9%
Airbus SE Zero Coupon, 06/14/21 (EUR)	4,600,000	6,630,814
Zero Coupon, 07/01/22 (EUR)	5,100,000	7,429,823
Arconic, Inc. 1.625%, 10/15/19 (b)	1,118,000	1,139,678
MTU Aero Engines AG 0.125%, 05/17/23	2,200,000	4,137,984

		19,338,299

Airlines—0.3%
ANA Holdings, Inc. Zero Coupon, 09/16/22	670,000,000	5,970,560

Apparel—0.1%
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	519,400	1,912,441

Auto Parts & Equipment—0.4%
Cie Generale des Etablissements Michelin Zero Coupon, 01/10/22	5,800,000	5,524,500
Valeo S.A. Zero Coupon, 06/16/21	2,800,000	2,614,500

		8,139,000

Banks—0.7%
Credit Agricole S.A. Zero Coupon, 10/03/19	5,162,000	4,597,493
Gunma Bank, Ltd. (The) Zero Coupon, 10/11/19	2,100,000	2,065,875
Morgan Stanley Finance LLC Zero Coupon, 12/17/21	3,900,000	4,488,476

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Yamaguchi Financial Group, Inc. 1.874%, 3M LIBOR - 0.500%, 03/26/20 (c)	3,800,000	$3,823,750

		14,975,594

Biotechnology—0.5%
Illumina, Inc. Zero Coupon, 06/15/19	6,742,000	9,780,721
0.500%, 06/15/21	1,300,000	1,959,876

		11,740,597

Building Materials—0.6%
LIXIL Group Corp. Zero Coupon, 03/04/20	230,000,000	2,005,567
Sika AG 0.150%, 06/05/25	10,280,000	11,129,509

		13,135,076

Chemicals—0.9%
BASF SE 0.925%, 03/09/23	4,500,000	4,180,950
Brenntag Finance B.V. 1.875%, 12/02/22	4,000,000	3,968,000
Kansai Paint Co., Ltd. Zero Coupon, 06/17/19	230,000,000	2,021,761
Mitsubishi Chemical Holdings Corp. Zero Coupon, 03/30/22	340,000,000	3,183,198
RPM International, Inc. 2.250%, 12/15/20	2,397,000	2,951,187
Toray Industries, Inc. Zero Coupon, 08/30/19	430,000,000	3,973,772

		20,278,868

Coal—0.2%
RAG-Stiftung Zero Coupon, 02/18/21	4,100,000	5,155,079

Commercial Services—0.4%
Macquarie Infrastructure Corp. 2.875%, 07/15/19	5,504,000	5,447,744
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19	290,000,000	2,587,462

		8,035,206

Computers—0.1%
Western Digital Corp. 1.500%, 02/01/24 (b)	2,397,000	2,218,114

Diversified Financial Services—0.4%
Citigroup Global Markets Funding Luxembourg SCA 0.500%, 08/04/23	2,000,000	2,488,131
Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	3,100,000	3,657,745

Diversified Financial Services—(Continued)
Mebuki Financial Group, Inc. Zero Coupon, 04/24/19	3,000,000	2,917,500

		9,063,376

Electric—0.3%
Iberdrola International B.V. Zero Coupon, 11/11/22	3,600,000	4,227,222
Tohoku Electric Power Co., Inc. Zero Coupon, 12/03/18	200,000,000	1,749,252

		5,976,474

Electronics—0.1%
Minebea Mitsumi, Inc. Zero Coupon, 08/03/22	160,000,000	1,725,048

Engineering & Construction—0.3%
Shimizu Corp. Zero Coupon, 10/16/20	420,000,000	3,875,814
Vinci S.A. 0.375%, 02/16/22	3,400,000	3,663,500

		7,539,314

Food—0.1%
Carrefour S.A. Zero Coupon, 06/14/23	4,000,000	3,380,000

Forest Products & Paper—0.1%
Daio Paper Corp. Zero Coupon, 09/17/20	190,000,000	1,883,361

Gas—0.4%
National Grid North America, Inc. 0.900%, 11/02/20	1,600,000	2,054,265
Snam S.p.A. Zero Coupon, 03/20/22	6,600,000	7,567,147

		9,621,412

Healthcare-Products—0.2%
QIAGEN NV 0.500%, 09/13/23	4,200,000	4,714,500

Healthcare-Services—0.6%
Anthem, Inc. 2.750%, 10/15/42	2,241,000	8,458,437
Fresenius Medical Care AG & Co. KGaA 1.125%, 01/31/20	2,800,000	4,122,389

		12,580,826

Holding Companies-Diversified—0.5%
Industrivarden AB Zero Coupon, 05/15/19	39,000,000	4,524,270

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—(Continued)
Wendel S.A. Zero Coupon, 07/31/19	9,196,700	$5,539,660

		10,063,930

Home Furnishings—0.4%
Sony Corp. Zero Coupon, 09/30/22	738,000,000	9,418,236

Internet—0.9%
Priceline Group, Inc. (The) 0.350%, 06/15/20	7,288,000	11,060,254
0.900%, 09/15/21 (b)	7,180,000	8,518,697

		19,578,951

Investment Company Security—0.1%
Ares Capital Corp. 4.375%, 01/15/19	1,851,000	1,853,614

Iron/Steel—0.1%
APERAM S.A. 0.625%, 07/08/21	1,600,000	1,920,000

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	5,604,800

Miscellaneous Manufacturing—0.3%
Siemens Financieringsmaatschappij NV 1.650%, 08/16/19	7,000,000	7,746,480

Oil & Gas—0.9%
BP Capital Markets plc 1.000%, 04/28/23	2,700,000	4,754,413
Eni S.p.A. Zero Coupon, 04/13/22	3,800,000	4,793,629
TOTAL S.A. 0.500%, 12/02/22	9,600,000	10,908,000

		20,456,042

Oil & Gas Services—0.3%
TechnipFMC plc 0.875%, 01/25/21	4,800,000	6,509,313

Pharmaceuticals—0.4%
Bayer AG 0.050%, 06/15/20	7,600,000	9,618,142

Real Estate—2.0%
CA Immobilien Anlagen AG 0.750%, 04/04/25	1,300,000	1,744,072
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	6,250,000	4,503,310
1.950%, 10/17/23 (SGD)	5,000,000	3,666,655
2.800%, 06/08/25 (SGD)	2,000,000	1,443,818

Real Estate—(Continued)
Deutsche Wohnen SE 0.325%, 07/26/24 (EUR)	9,300,000	11,672,389
0.600%, 01/05/26 (EUR)	3,300,000	4,051,776
Grand City Properties S.A. 0.250%, 03/02/22	3,600,000	4,597,760
LEG Immobilien AG 0.500%, 07/01/21 (EUR)	2,300,000	5,097,157
0.875%, 09/01/25 (EUR)	2,900,000	3,713,852
TAG Immobilien AG 0.625%, 09/01/22	2,100,000	2,948,978

		43,439,767

Real Estate Investment Trusts—0.8%
Beni Stabili S.p.A. SIIQ 0.875%, 01/31/21	1,400,000	1,660,418
Covivio 0.875%, 04/01/19	2,813,600	3,346,767
Spirit Realty Capital, Inc. 2.875%, 05/15/19	3,376,000	3,369,670
Unibail-Rodamco SE Zero Coupon, 07/01/21 (EUR)	1,459,600	4,875,614
Zero Coupon, 01/01/22 (EUR)	1,121,300	4,406,884

		17,659,353

Semiconductors—1.5%
Intel Corp. 3.250%, 08/01/39	7,205,000	16,535,475
Novellus Systems, Inc. 2.625%, 05/15/41	1,186,000	5,433,326
STMicroelectronics NV Zero Coupon, 07/03/22	10,200,000	11,075,262

		33,044,063

Software—0.7%
Citrix Systems, Inc. 0.500%, 04/15/19	6,501,000	9,984,847
Red Hat, Inc. 0.250%, 10/01/19 (b)	3,096,000	5,719,399

		15,704,246

Telecommunications—1.4%
America Movil S.A.B. de C.V. Zero Coupon, 05/28/20	14,400,000	16,457,640
Telenor East Holding II A/S 0.250%, 09/20/19	9,000,000	8,783,460
Vodafone Group plc Zero Coupon, 11/26/20	4,600,000	5,758,813

		30,999,913

Water—0.3%
Suez Zero Coupon, 02/27/20	14,597,500	3,098,072

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Water—(Continued)
Veolia Environnement S.A. Zero Coupon, 03/15/21	11,027,100	$3,802,497

		6,900,569

Total Convertible Bonds (Cost $402,073,973)		407,900,564

U.S. Treasury & Government Agencies—3.6%

Agency Sponsored Mortgage - Backed—1.3%
Fannie Mae 30 Yr. Pool 4.000%, 07/01/47	1,171,559	1,184,352
4.500%, 12/01/40	328,252	341,427
4.500%, 06/01/48	498,178	516,572
4.500%, 07/01/48	399,128	412,020
5.000%, 06/01/48	349,261	369,371
5.000%, 07/01/48	749,156	787,490
5.000%, 08/01/48	499,397	532,673
Fannie Mae Pool 2.660%, 11/01/26	651,508	620,085
2.820%, 09/01/27	650,000	617,394
3.120%, 01/01/30	890,385	849,785
3.140%, 12/01/31	1,252,000	1,173,152
3.150%, 06/01/36	481,729	445,478
3.170%, 01/01/30	550,000	524,263
3.200%, 03/01/28	992,966	964,007
3.220%, 01/01/30	450,000	430,951
3.230%, 01/01/30	2,475,474	2,392,930
3.330%, 04/01/35	500,000	469,241
3.420%, 04/01/30	500,000	487,754
3.460%, 11/01/32	1,728,000	1,652,787
3.530%, 08/01/28	400,000	397,621
3.530%, 05/01/33	500,000	482,001
3.570%, 07/01/26	1,000,000	997,888
3.600%, 01/01/27	493,000	491,274
3.660%, 03/01/27	749,417	752,789
3.660%, 09/25/28	500,000	500,780
3.670%, 09/01/28	1,000,000	1,005,315
3.740%, 07/01/30	700,000	704,729
3.800%, 09/01/33	954,000	952,754
3.840%, 08/01/28	600,000	611,266
3.960%, 08/01/30	1,491,000	1,527,719
3.990%, 02/01/28	538,575	552,428
4.000%, 09/01/48	475,261	480,434
4.500%, 05/01/48	597,019	620,535
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.600%, 02/25/28	1,000,000	991,761
3.850%, 05/25/28 (c)	585,000	590,289
Ginnie Mae II 30 Yr. Pool 4.250%, 07/20/47	979,972	1,002,601
4.500%, 05/20/48	346,989	360,299
4.500%, 06/20/48	1,014,501	1,064,620
5.000%, 07/20/48	501,844	532,832

		29,391,667

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—2.3%
U.S. Treasury Bonds 3.125%, 05/15/48	215,000	212,035
3.750%, 11/15/43	5,232,000	5,726,996
4.500%, 02/15/36	990,000	1,174,697
U.S. Treasury Coupon Strips Zero Coupon, 02/15/20	9,000,000	8,671,107
Zero Coupon, 05/15/32	3,000,000	1,945,293
U.S. Treasury Notes 1.250%, 11/15/18	435,000	434,544
1.375%, 01/31/21	375,000	362,519
1.750%, 03/31/22	14,000,000	13,462,969
1.750%, 05/15/23	5,000,000	4,742,969
2.000%, 02/28/21	9,000,000	8,820,351
2.000%, 08/15/25	2,800,000	2,624,234
2.750%, 05/31/23	802,000	795,484
2.875%, 05/31/25 (b)	1,621,000	1,607,893
2.875%, 05/15/28	158,700	156,326

		50,737,417

Total U.S. Treasury & Government Agencies (Cost $80,752,866)		80,129,084

Convertible Preferred Stocks—0.8%

Banks—0.7%
Wells Fargo & Co., Series L 7.500%, 12/31/49	11,468	14,803,812

Machinery—0.1%
Stanley Black & Decker, Inc. 5.375%, 05/15/20 (b)	29,159	3,196,118

Total Convertible Preferred Stocks (Cost $17,014,997)		17,999,930

Asset-Backed Securities—0.4%

Asset-Backed - Automobile—0.1%
American Credit Acceptance Receivables Trust 3.540%, 03/13/23 (144A)	250,000	249,427
3.700%, 07/10/24 (144A)	333,000	332,213
Drive Auto Receivables Trust 3.660%, 11/15/24	236,000	236,057
3.720%, 09/16/24	227,000	226,662
3.810%, 05/15/24	250,000	248,958
4.090%, 01/15/26	250,000	250,754
Exeter Automobile Receivables Trust 3.950%, 12/15/22 (144A)	220,000	220,140
Flagship Credit Auto Trust 3.790%, 12/16/24 (144A)	203,000	202,115
GLS Auto Receivables Trust 3.250%, 04/18/22 (144A)	250,580	250,476
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	300,000	296,086

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	240,000	$239,857
Veros Automobile Receivables Trust 2.840%, 04/17/23 (144A)	422,614	421,026

		3,173,771

Asset-Backed - Credit Card—0.0%
Synchrony Card Issuance Trust 3.380%, 09/15/24	150,000	150,000

Asset-Backed - Other—0.3%
B2R Mortgage Trust 2.567%, 06/15/49 (144A)	153,889	149,778
3.336%, 11/15/48 (144A)	158,685	157,876
Business Jet Securities LLC 4.335%, 02/15/33 (144A)	382,474	382,961
4.447%, 06/15/33 (144A)	472,223	472,954
5.437%, 06/15/33 (144A)	238,523	238,883
Diamond Resorts Owner Trust 4.190%, 01/21/31 (144A)	341,845	340,266
Freedom Financial Network LLC 3.610%, 07/18/24 (144A)	589,369	588,459
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	620,000	619,592
Ocwen Master Advance Receivables Trust 3.942%, 08/15/50 (144A)	300,000	299,999
4.532%, 08/15/50 (144A)	235,000	234,471
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	340,000	338,641
Progress Residential Trust 3.395%, 12/17/34 (144A)	300,000	291,665
3.712%, 08/17/35 (144A)	400,000	398,070
4.040%, 08/17/35 (144A)	189,000	188,093
4.427%, 10/17/35 (144A)	349,000	349,525
4.656%, 08/17/35 (144A)	258,000	256,895
Spirit Master Funding LLC 5.740%, 03/20/42 (144A)	396,089	407,824
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	422,200
Vericrest Opportunity Loan Trust LLC 4.375%, 06/25/48 (144A) (d)	186,511	186,303

		6,324,455

Total Asset-Backed Securities (Cost $9,663,251)		9,648,226

Mortgage-Backed Securities – 0.1%

Collateralized Mortgage Obligations—0.1%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	362,000	361,996
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,671,406	1,663,073

		2,025,069

Commercial Mortgage-Backed Securities—0.0%
Arivo Funding, LLC 5.165%, 09/15/19	400,000	400,000
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	209,275

		609,275

Total Mortgage-Backed Securities (Cost $2,643,915)		2,634,344

Preferred Stock – 0.1%

Household Products—0.1%
Henkel AG & Co. KGaA (Cost $1,386,571)	11,408	1,339,191

Short-Term Investments—12.9%

Repurchase Agreement—11.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $249,799,230; collateralized by U.S. Treasury Notes with rates ranging from 2.125% - 2.250%, maturity dates ranging from 11/15/24 - 11/30/24, and an aggregate market value of $254,778,017.	249,778,415	249,778,415

U.S. Treasury—1.6%
U.S. Treasury Bills 1.864%, 11/08/18 (e) (f)	30,000,000	29,934,371
1.961%, 01/31/19 (e) (g)	160,000	158,794
1.972%, 11/01/18 (e) (g)	625,000	623,890
2.056%, 11/15/18 (e) (g)	4,025,000	4,014,516

		34,731,571

Total Short-Term Investments (Cost $284,516,922)		284,509,986

Securities Lending Reinvestments (h)—3.9%

Certificates of Deposit—1.9%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (c)	2,500,000	2,499,958
Banco Santander S.A. 2.340%, 11/07/18	1,000,000	1,000,082
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (c)	1,000,000	999,998
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (c)	2,000,000	2,001,908
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (c)	1,500,000	1,499,696
2.500%, 02/01/19	1,000,000	999,986
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (c)	1,500,000	1,500,446

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (c)	1,500,000	$1,500,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (c)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (c)	1,500,000	1,500,112
Credit Industriel et Commercial Zero Coupon, 01/25/19	1,974,456	1,984,060
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (c)	1,000,000	1,000,473
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,012
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (c)	2,000,000	2,001,338
2.533%, 3M LIBOR + 0.190%, 02/01/19 (c)	1,500,000	1,500,122
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (c)	2,000,000	2,000,660
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (c)	1,500,000	1,499,975
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (c)	1,000,000	999,883
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (c)	2,000,000	1,999,906
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (c)	2,000,000	1,999,766
Sumitomo Mitsui Trust Bank, Ltd. 2.423%, 3M LIBOR + 0.090%, 10/18/18 (c)	2,000,251	1,999,985
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (c)	1,000,000	1,000,119
2.554%, 1M LIBOR + 0.450%, 04/03/19 (c)	2,000,000	2,002,950
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (c)	4,000,000	4,000,455
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (c)	1,500,000	1,500,797

		40,993,045

Commercial Paper—0.5%
Bank of China, Ltd. 2.510%, 11/02/18	1,987,311	1,995,600
2.550%, 10/19/18	1,490,756	1,498,074
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (c)	2,000,000	2,000,206
Sheffield Receivables Co. 2.490%, 11/26/18	493,464	498,080
2.510%, SOFR + 0.350%, 11/28/18 (c)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (c)	3,000,000	3,002,769

		10,492,700

Repurchase Agreements—1.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $4,042,022; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $4,217,144.	4,000,000	4,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $503,569; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $700,131; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $714,000.	700,000	700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $400,075; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $408,000.	400,000	400,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $700,131; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $714,000.	700,000	700,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $407,538; collateralized by various Common Stock with an aggregate market value of $445,329.	400,000	400,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $401,586; collateralized by various Common Stock with an aggregate market value of $444,498.	400,000	400,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,489,639; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,517,995.	1,489,366	1,489,366
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,014,270; collateralized by various Common Stock with an aggregate market value of $2,090,000.	1,900,000	1,900,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $2,078,124; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $2,000,961; collateralized by various Common Stock with an aggregate market value of $2,200,429.	2,000,000	$2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $713,878; collateralized by various Common Stock with an aggregate market value of $778,859.	700,000	700,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $709,055; collateralized by various Common Stock with an aggregate market value of $778,859.	700,000	700,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $911,954; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $999,584.	900,000	900,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $1,114,046; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,221,713.	1,100,000	1,100,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,113,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,221,713.	1,100,000	1,100,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,113,199; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,221,713.	1,100,000	1,100,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $3,033,150; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945.	3,000,000	3,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $3,533,670; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,887,269.	3,500,000	3,500,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,810,179; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,999,167.	1,800,000	1,800,000

		29,389,366

Time Deposits—0.2%
Cooperative Rabobank UA New York 2.150%, 10/01/18	1,000,000	1,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $84,862,842)		84,875,111

Total Investments—98.3% (Cost $2,093,923,279)		2,170,897,233
Other assets and liabilities (net)—1.7%		38,320,122

Net Assets—100.0%		$2,209,217,355

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $82,418,692 and the collateral received consisted of cash in the amount of $84,829,604. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	The rate shown represents current yield to maturity.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2018, the market value of securities pledged was $22,685,264.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $4,747,289.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $84,107,337, which is 3.8% of net assets.

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	9,555,246	UBSA	10/02/18	USD	9,857,670	$(121,328)
EUR	3,387,169	RBC	10/02/18	USD	3,943,467	(10,793)
EUR	133,084,952	UBSA	10/02/18	USD	155,829,437	(1,311,090)
GBP	8,967,934	UBSA	10/02/18	USD	11,771,292	(82,484)
JPY	4,126,562,438	UBSA	10/02/18	USD	36,599,029	(280,049)
SGD	10,335,895	ANZ	10/02/18	USD	7,571,918	(11,189)
SGD	4,841,275	SSBT	10/02/18	USD	3,535,146	6,257

Contracts to Deliver
CHF	6,824,267	SSBT	10/02/18	USD	6,921,114	$(32,490)
CHF	1,771,047	SSBT	10/02/18	USD	1,832,889	28,276
CHF	959,932	SSBT	10/02/18	USD	971,602	(6,523)
CHF	9,555,246	UBSA	01/07/19	USD	9,952,045	122,144
EUR	3,313,522	CBNA	10/02/18	USD	3,841,602	(5,564)
EUR	128,847,228	RBC	10/02/18	USD	151,514,032	1,915,897
EUR	4,311,372	RBC	10/02/18	USD	5,050,009	44,289
EUR	133,084,952	UBSA	01/07/19	USD	157,138,594	1,311,336
GBP	8,967,934	CBNA	10/02/18	USD	11,831,111	142,303
GBP	8,967,934	UBSA	01/07/19	USD	11,828,669	82,628
JPY	4,126,562,438	CBNA	10/02/18	USD	37,303,844	984,865
JPY	4,126,562,438	UBSA	01/07/19	USD	36,893,917	278,731
SEK	33,064,400	SSBT	10/02/18	USD	3,779,311	58,943
SEK	33,064,400	SSBT	01/07/19	USD	3,778,126	24,789
SGD	15,177,170	SSBT	10/02/18	USD	11,156,760	54,628
SGD	10,335,895	ANZ	01/07/19	USD	7,587,443	10,455

Net Unrealized Appreciation						$3,204,031

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	11/19/18	68	USD	3,517,300	$(49,505)
Australian 10 Year Treasury Bond Futures	12/17/18	711	AUD	91,614,511	(518,319)
Brent Crude Oil Futures	01/31/19	96	USD	7,826,880	586,971
Coffee ‘C’ Futures	03/19/19	44	USD	1,746,525	5,324
Copper Futures	03/27/19	73	USD	5,155,625	(23,916)
Corn Futures	03/14/19	280	USD	5,152,000	(362,301)
Cotton No. 2 Futures	03/07/19	32	USD	1,236,640	(92,096)
Euro STOXX 50 Index Futures	12/21/18	77	EUR	2,607,990	40,752
FTSE 100 Index Futures	12/21/18	23	GBP	1,721,895	65,076
Gasoline RBOB Futures	10/31/18	41	USD	3,591,575	374,254
Gold 100 oz. Futures	12/27/18	75	USD	8,971,500	(932,406)
Kansas City Hard Red Winter Wheat Futures	03/14/19	48	USD	1,284,600	(157,267)
Lean Hogs Futures	12/14/18	30	USD	695,100	27,512
Lean Hogs Futures	02/14/19	25	USD	658,500	11,176
Live Cattle Futures	02/28/19	72	USD	3,536,640	170,658
MSCI EAFE Index Mini Futures	12/21/18	257	USD	25,385,175	298,873
Natural Gas Futures	02/26/19	248	USD	7,249,040	28,120
New York Harbor ULSD Futures	10/31/18	35	USD	3,452,295	337,125
Nickel Futures	11/19/18	31	USD	2,336,346	(246,358)
Nickel Futures	03/18/19	31	USD	2,358,480	(5,860)
S&P 500 Index E-Mini Futures	12/21/18	2,120	USD	309,414,000	910,431
Silver Futures	12/27/18	35	USD	2,574,600	(341,241)

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Soybean Futures	03/14/19	98	USD	4,276,475	$32,786
Soybean Meal Futures	03/14/19	79	USD	2,437,940	(47,803)
Soybean Oil Futures	03/14/19	111	USD	1,966,032	62,943
Sugar No. 11 Futures	02/28/19	170	USD	2,132,480	(172,432)
TOPIX Index Futures	12/13/18	11	JPY	199,925,000	102,269
U.S. Treasury Long Bond Futures	12/19/18	538	USD	75,589,000	(1,411,127)
U.S. Treasury Note 10 Year Futures	12/19/18	127	USD	15,085,219	(55,116)
U.S. Treasury Note 2 Year Futures	12/31/18	180	USD	37,932,188	(92,952)
U.S. Treasury Ultra Long Bond Futures	12/19/18	154	USD	23,759,313	(924,229)
WTI Light Sweet Crude Oil Futures	02/19/19	101	USD	7,323,510	307,286
Wheat Futures	03/14/19	121	USD	3,189,863	27,356
Zinc Futures	01/14/19	31	USD	2,020,425	(130,875)
Zinc Futures	03/18/19	31	USD	2,007,250	174,475

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/18/18	(443)	CAD	(58,750,660)	640,280
Euro STOXX 50 Index Futures	12/21/18	(835)	EUR	(28,281,450)	(465,403)
Euro-Bund Futures	12/06/18	(356)	EUR	(56,529,240)	361,290
Euro-Schatz Futures	12/06/18	(522)	EUR	(58,346,550)	102,680
MSCI Emerging Markets Index Mini Futures	12/21/18	(846)	USD	(44,402,310)	(1,197,981)
Nickel Futures	11/19/18	(31)	USD	(2,336,346)	6,974
Russell 2000 Index E-Mini Futures	12/21/18	(142)	USD	(12,075,680)	136,437
U.S. Treasury Note 10 Year Futures	12/19/18	(182)	USD	(21,618,188)	207,256
U.S. Treasury Note 5 Year Futures	12/31/18	(94)	USD	(10,572,797)	5,214
U.S. Treasury Note Ultra 10 Year Futures	12/19/18	(226)	USD	(28,476,000)	405,796
Zinc Futures	01/14/19	(31)	USD	(2,020,425)	(184,544)

Net Unrealized Depreciation					$(1,982,417)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.900%	Semi-Annually	07/10/28	USD	188,100,000	$(3,307,607)	$(132,267)	$(3,175,340)
Pay	3M LIBOR	Quarterly	2.935%	Semi-Annually	07/11/28	USD	189,300,000	(2,764,973)	(51,934)	(2,713,039)
Pay	3M LIBOR	Quarterly	2.978%	Semi-Annually	05/07/28	USD	227,500,000	(2,403,924)	(60,717)	(2,343,207)
Pay	3M LIBOR	Quarterly	3.018%	Semi-Annually	05/02/28	USD	68,000,000	(493,496)	—	(493,496)

Totals								$(8,970,000)	$(244,918)	$(8,725,082)

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(GDR)—	Global Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,238,711	$4,163,766	$—	$10,402,477
Air Freight & Logistics	—	2,346,295	—	2,346,295
Airlines	4,224,689	5,186,157	—	9,410,846
Auto Components	991,869	9,116,706	—	10,108,575
Automobiles	2,365,413	15,579,441	—	17,944,854
Banks	35,572,808	45,373,474	—	80,946,282
Beverages	8,418,425	10,789,090	—	19,207,515
Biotechnology	7,637,230	817,674	—	8,454,904
Building Products	1,850,636	2,090,435	—	3,941,071
Capital Markets	12,360,385	13,745,827	—	26,106,212
Chemicals	3,887,115	15,509,941	—	19,397,056
Commercial Services & Supplies	2,233,923	—	—	2,233,923
Communications Equipment	3,090,942	799,343	—	3,890,285
Construction & Engineering	—	7,709,988	—	7,709,988
Construction Materials	1,785,766	2,722,664	—	4,508,430
Consumer Finance	3,784,893	—	—	3,784,893
Containers & Packaging	2,817,042	—	—	2,817,042
Distributors	752,350	—	—	752,350
Diversified Consumer Services	89,971	—	—	89,971
Diversified Financial Services	3,677,467	4,829,736	—	8,507,203
Diversified Telecommunication Services	3,508,460	7,220,103	—	10,728,563
Electric Utilities	6,891,984	8,263,240	—	15,155,224
Electrical Equipment	1,509,709	4,283,019	—	5,792,728
Electronic Equipment, Instruments & Components	2,506,778	4,940,849	—	7,447,627
Energy Equipment & Services	112,385	—	—	112,385
Entertainment	7,021,078	1,485,258	—	8,506,336
Equity Real Estate Investment Trusts	8,347,897	2,569,561	—	10,917,458
Food & Staples Retailing	2,638,922	11,877,308	—	14,516,230
Food Products	2,320,684	10,232,314	—	12,552,998
Gas Utilities	—	538,322	—	538,322
Health Care Equipment & Supplies	8,445,876	1,248,958	—	9,694,834
Health Care Providers & Services	12,432,149	749,912	—	13,182,061

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Technology	$1,408,426	$—	$—	$1,408,426
Hotels, Restaurants & Leisure	2,627,689	7,856,532	—	10,484,221
Household Durables	596,007	11,381,489	—	11,977,496
Household Products	2,033,522	891,273	—	2,924,795
Independent Power and Renewable Electricity Producers	—	676,810	—	676,810
Industrial Conglomerates	3,559,868	6,324,606	—	9,884,474
Insurance	10,067,598	35,411,552	—	45,479,150
Interactive Media & Services	16,157,500	7,269,601	—	23,427,101
Internet & Direct Marketing Retail	20,693,194	—	—	20,693,194
IT Services	18,848,508	13,179,937	—	32,028,445
Life Sciences Tools & Services	2,241,774	241,376	—	2,483,150
Machinery	9,818,635	8,725,736	—	18,544,371
Marine	—	381,779	—	381,779
Media	6,426,800	3,879,357	—	10,306,157
Metals & Mining	1,627,460	16,692,309	—	18,319,769
Multi-Utilities	1,989,433	2,546,159	—	4,535,592
Multiline Retail	4,164,048	3,359,875	—	7,523,923
Oil, Gas & Consumable Fuels	19,875,295	30,170,020	—	50,045,315
Paper & Forest Products	—	4,179,080	—	4,179,080
Personal Products	1,238,596	4,759,597	—	5,998,193
Pharmaceuticals	16,739,365	35,566,854	—	52,306,219
Professional Services	—	3,116,319	—	3,116,319
Real Estate Management & Development	972,625	3,647,976	—	4,620,601
Road & Rail	4,652,651	5,638,020	—	10,290,671
Semiconductors & Semiconductor Equipment	19,216,429	5,392,907	—	24,609,336
Software	22,629,021	3,711,599	—	26,340,620
Specialty Retail	11,282,418	3,319,925	—	14,602,343
Technology Hardware, Storage & Peripherals	19,506,191	2,017,207	—	21,523,398
Textiles, Apparel & Luxury Goods	2,319,933	5,488,813	—	7,808,746
Thrifts & Mortgage Finance	—	5,128,913	—	5,128,913
Tobacco	2,482,865	8,178,021	—	10,660,886
Trading Companies & Distributors	2,002,190	12,247,212	—	14,249,402
Wireless Telecommunication Services	904,340	5,786,831	—	6,691,171
Total Common Stocks	383,597,938	451,357,066	—	834,955,004
Total Corporate Bonds & Notes*	—	446,905,793	—	446,905,793
Total Convertible Bonds*	—	407,900,564	—	407,900,564
Total U.S. Treasury & Government Agencies*	—	80,129,084	—	80,129,084
Total Convertible Preferred Stocks*	17,999,930	—	—	17,999,930
Total Asset-Backed Securities*	—	9,648,226	—	9,648,226
Total Mortgage-Backed Securities*	—	2,634,344	—	2,634,344
Total Preferred Stock*	—	1,339,191	—	1,339,191
Total Short-Term Investments*	—	284,509,986	—	284,509,986
Total Securities Lending Reinvestments*	—	84,875,111	—	84,875,111
Total Investments	$401,597,868	$1,769,299,365	$—	$2,170,897,233

Collateral for Securities Loaned (Liability)	$—	$(84,829,604)	$—	$(84,829,604)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,065,541	$—	$5,065,541
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,861,510)	—	(1,861,510)
Total Forward Contracts	$—	$3,204,031	$—	$3,204,031
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,429,314	$—	$—	$5,429,314
Futures Contracts (Unrealized Depreciation)	(7,411,731)	—	—	(7,411,731)
Total Futures Contracts	$(1,982,417)	$—	$—	$(1,982,417)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(8,725,082)	$—	$(8,725,082)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $41,911 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $5,637,177 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Curtiss-Wright Corp.	20,300	$2,789,626
Moog, Inc. - Class A	21,700	1,865,549

		4,655,175

Auto Components—0.3%
Cooper-Standard Holdings, Inc. (a)	2,000	239,960
Stoneridge, Inc. (a)	39,000	1,159,080

		1,399,040

Banks—15.1%
1st Source Corp.	27,291	1,436,052
American National Bankshares, Inc.	1,600	62,400
BancFirst Corp.	32,400	1,942,380
BancorpSouth Bank (b)	68,400	2,236,680
Bank of Hawaii Corp.	41,300	3,258,983
Banner Corp. (b)	38,400	2,387,328
Bryn Mawr Bank Corp.	7,800	365,820
Cadence BanCorp	4,400	114,928
Cathay General Bancorp (b)	52,100	2,159,024
Central Pacific Financial Corp.	115,501	3,052,691
Central Valley Community Bancorp	6,100	131,821
Century Bancorp, Inc. - Class A	2,100	151,725
Citizens & Northern Corp.	4,900	128,135
City Holding Co. (b)	36,609	2,811,571
Community Bank System, Inc. (b)	34,300	2,094,701
Community Trust Bancorp, Inc.	30,916	1,432,957
East West Bancorp, Inc.	3,128	188,837
Enterprise Financial Services Corp.	39,300	2,084,865
FCB Financial Holdings, Inc. - Class A (a)	62,200	2,948,280
Financial Institutions, Inc.	17,599	552,609
First Bancorp	7,700	311,927
First BanCorp (a)	306,100	2,785,510
First Citizens BancShares, Inc. - Class A	2,100	949,788
First Commonwealth Financial Corp.	307,100	4,956,594
First Community Bancshares, Inc.	15,200	514,976
First Financial Bancorp	44,391	1,318,413
First Financial Bankshares, Inc.	19,100	1,128,810
First Financial Corp.	5,200	261,040
First Hawaiian, Inc.	24,400	662,704
First Interstate BancSystem, Inc. - Class A	25,522	1,143,386
Flushing Financial Corp.	36,900	900,360
Glacier Bancorp, Inc. (b)	53,600	2,309,624
Great Southern Bancorp, Inc.	9,300	514,755
Great Western Bancorp, Inc. (b)	26,400	1,113,816
Hancock Holding Co.	6,600	313,830
Hope Bancorp, Inc. (b)	115,429	1,866,487
Independent Bank Corp.	13,900	328,735
Investors Bancorp, Inc.	246,100	3,019,647
Lakeland Financial Corp.	10,500	488,040
Mercantile Bank Corp.	4,800	160,176
OFG Bancorp	81,245	1,312,107
PacWest Bancorp	37,500	1,786,875
Preferred Bank (b)	4,500	263,250
Republic Bancorp, Inc. - Class A	5,000	230,500
S&T Bancorp, Inc. (b)	5,500	238,480
South State Corp.	1,800	147,600

Security Description	Shares	Value

Banks—(Continued)
State Bank Financial Corp.	14,500	$437,610
Stock Yards Bancorp, Inc.	4,800	174,240
Tompkins Financial Corp.	5,659	459,454
TriState Capital Holdings, Inc. (a) (b)	6,400	176,640
Trustmark Corp. (b)	89,600	3,015,040
UMB Financial Corp. (b)	56,300	3,991,670
Umpqua Holdings Corp.	149,161	3,102,549
Union Bankshares Corp. (b)	30,574	1,178,016
Washington Trust Bancorp, Inc.	9,600	530,880
Webster Financial Corp.	28,200	1,662,672
West Bancorp, Inc.	3,270	76,845
Westamerica Bancorp (b)	86,900	5,227,904

		78,602,737

Biotechnology—1.5%
Acorda Therapeutics, Inc. (a) (b)	8,400	165,060
AMAG Pharmaceuticals, Inc. (a)	61,900	1,238,000
Arcus Biosciences, Inc. (a) (b)	83,239	1,160,352
Enanta Pharmaceuticals, Inc. (a) (b)	8,800	752,048
Epizyme, Inc. (a)	62,400	661,440
Fate Therapeutics, Inc. (a)	76,600	1,247,814
Five Prime Therapeutics, Inc. (a) (b)	40,700	566,544
Iovance Biotherapeutics, Inc. (a) (b)	72,800	819,000
Tocagen, Inc. (a) (b)	64,900	1,011,791

		7,622,049

Capital Markets—1.0%
Arlington Asset Investment Corp. - Class A (b)	11,000	102,740
Associated Capital Group, Inc. - Class A	2,800	119,140
Donnelley Financial Solutions, Inc. (a)	45,600	817,152
GAMCO Investors, Inc. - Class A	4,800	112,416
Oppenheimer Holdings, Inc. - Class A	17,609	556,444
Stifel Financial Corp.	41,000	2,101,660
Virtus Investment Partners, Inc.	13,300	1,512,875

		5,322,427

Chemicals—1.0%
FutureFuel Corp.	42,600	789,804
Minerals Technologies, Inc.	23,600	1,595,360
Trinseo S.A.	32,900	2,576,070
Tronox, Ltd. - Class A	18,700	223,465

		5,184,699

Commercial Services & Supplies—1.5%
ACCO Brands Corp.	397,600	4,492,880
Ennis, Inc.	21,100	431,495
Essendant, Inc.	54,700	701,254
Quad/Graphics, Inc.	68,807	1,433,938
VSE Corp.	30,100	997,213

		8,056,780

Communications Equipment—1.8%
Ciena Corp. (a)	42,500	1,327,700
Comtech Telecommunications Corp.	9,000	326,430
InterDigital, Inc. (b)	17,000	1,360,000

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
NETGEAR, Inc. (a) (b)	15,600	$980,460
NetScout Systems, Inc. (a) (b)	213,300	5,385,825
Ribbon Communications, Inc. (a)	20,900	142,747

		9,523,162

Construction & Engineering—1.6%
Argan, Inc. (b)	9,010	387,430
EMCOR Group, Inc.	68,100	5,114,991
KBR, Inc.	59,900	1,265,687
MYR Group, Inc. (a)	43,800	1,429,632

		8,197,740

Consumer Finance—0.2%
Nelnet, Inc. - Class A	22,900	1,309,193

Containers & Packaging—0.3%
Graphic Packaging Holding Co.	92,500	1,295,925
Myers Industries, Inc.	13,800	320,850

		1,616,775

Distributors—0.0%
Weyco Group, Inc.	1,700	59,806

Diversified Consumer Services—0.6%
Houghton Mifflin Harcourt Co. (a)	221,300	1,549,100
K12, Inc. (a)	98,800	1,748,760

		3,297,860

Diversified Financial Services—0.3%
Cannae Holdings, Inc. (a)	56,800	1,189,960
Marlin Business Services Corp.	8,174	235,820

		1,425,780

Diversified Telecommunication Services—0.5%
Frontier Communications Corp. (b)	322,250	2,091,402
Windstream Holdings, Inc. (a) (b)	125,020	612,598

		2,704,000

Electric Utilities—1.5%
El Paso Electric Co.	65,005	3,718,286
Portland General Electric Co.	83,300	3,799,313
Spark Energy, Inc. - Class A (b)	23,700	195,525

		7,713,124

Electrical Equipment—0.2%
Bloom Energy Corp. - Class A (a)	3,700	126,096
Powell Industries, Inc.	30,800	1,116,808

		1,242,904

Electronic Equipment, Instruments & Components—2.7%
Bel Fuse, Inc. - Class B	51,000	1,351,500
Benchmark Electronics, Inc. (b)	158,400	3,706,560
Fabrinet (a)	24,700	1,142,622

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Insight Enterprises, Inc. (a)	23,000	$1,244,070
OSI Systems, Inc. (a) (b)	18,400	1,404,104
Tech Data Corp. (a) (b)	55,300	3,957,821
TTM Technologies, Inc. (a) (b)	51,800	824,138
Vishay Intertechnology, Inc. (b)	21,700	441,595

		14,072,410

Energy Equipment & Services—1.6%
Archrock, Inc.	199,200	2,430,240
FTS International, Inc. (a)	36,400	429,156
Natural Gas Services Group, Inc. (a)	11,200	236,320
Noble Corp. plc (a) (b)	326,575	2,295,822
U.S. Silica Holdings, Inc. (b)	92,400	1,739,892
Unit Corp. (a)	45,900	1,196,154

		8,327,584

Equity Real Estate Investment Trusts—9.8%
Alexander & Baldwin, Inc.	50,289	1,141,057
American Assets Trust, Inc.	59,900	2,233,671
Apartment Investment & Management Co. - Class A	49,600	2,188,848
Ashford Hospitality Trust, Inc.	225,395	1,440,274
Bluerock Residential Growth REIT, Inc.	11,500	112,700
Braemar Hotels & Resorts, Inc.	74,300	874,511
CBL & Associates Properties, Inc. (b)	91,200	363,888
Cedar Realty Trust, Inc.	69,100	322,006
City Office REIT, Inc.	12,100	152,702
CorEnergy Infrastructure Trust, Inc. (b)	19,482	732,134
CoreSite Realty Corp.	20,900	2,322,826
DiamondRock Hospitality Co.	276,100	3,222,087
EPR Properties	8,600	588,326
First Industrial Realty Trust, Inc.	31,700	995,380
Franklin Street Properties Corp.	83,500	667,165
Geo Group, Inc. (The)	230,000	5,786,800
Getty Realty Corp.	36,729	1,048,980
Gladstone Commercial Corp.	18,400	352,360
Hersha Hospitality Trust	42,600	965,742
Highwoods Properties, Inc.	7,500	354,450
Hospitality Properties Trust	40,100	1,156,484
InfraREIT, Inc.	101,600	2,148,840
Kite Realty Group Trust	30,600	509,490
LaSalle Hotel Properties	20,000	691,800
LTC Properties, Inc.	24,900	1,098,339
Mack-Cali Realty Corp.	106,800	2,270,568
Pebblebrook Hotel Trust (b)	83,900	3,051,443
Pennsylvania Real Estate Investment Trust (b)	111,900	1,058,574
Piedmont Office Realty Trust, Inc. - Class A	215,900	4,086,987
Preferred Apartment Communities, Inc. - Class A	50,000	879,000
PS Business Parks, Inc.	13,300	1,690,297
RLJ Lodging Trust	21,357	470,495
Saul Centers, Inc.	3,000	168,000
Select Income REIT	18,300	401,502
STAG Industrial, Inc.	17,700	486,750
Sunstone Hotel Investors, Inc.	126,673	2,072,370
Taubman Centers, Inc.	3,400	203,422
Urstadt Biddle Properties, Inc. - Class A	19,600	417,284
Washington Prime Group, Inc. (b)	164,747	1,202,653

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Washington Real Estate Investment Trust	2,300	$70,495
Xenia Hotels & Resorts, Inc.	49,900	1,182,630

		51,183,330

Food & Staples Retailing—0.1%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	24,700	661,466

Food Products—0.7%
Darling Ingredients, Inc. (a)	197,100	3,807,972
Dean Foods Co. (b)	14,800	105,080

		3,913,052

Gas Utilities—1.6%
Northwest Natural Holding Co.	56,400	3,773,160
Southwest Gas Holdings, Inc.	37,900	2,995,237
Spire, Inc.	22,839	1,679,808

		8,448,205

Health Care Equipment & Supplies—0.3%
AngioDynamics, Inc. (a) (b)	37,400	813,076
FONAR Corp. (a)	10,000	249,000
Meridian Bioscience, Inc.	47,800	712,220

		1,774,296

Health Care Providers & Services—3.2%
American Renal Associates Holdings, Inc. (a)	84,900	1,838,085
Brookdale Senior Living, Inc. (a) (b)	86,600	851,278
Community Health Systems, Inc. (a) (b)	427,900	1,480,534
Cross Country Healthcare, Inc. (a)	17,500	152,775
LifePoint Health, Inc. (a)	37,850	2,437,540
Magellan Health, Inc. (a)	7,600	547,580
Molina Healthcare, Inc. (a) (b)	22,600	3,360,620
Owens & Minor, Inc. (b)	123,700	2,043,524
Patterson Cos., Inc. (b)	34,800	850,860
Tivity Health, Inc. (a) (b)	11,600	372,940
Triple-S Management Corp. - Class B (a)	80,700	1,524,423
WellCare Health Plans, Inc. (a)	3,900	1,249,911

		16,710,070

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc. (a)	107,100	1,526,175

Hotels, Restaurants & Leisure—2.3%
Brinker International, Inc. (b)	48,700	2,275,751
Penn National Gaming, Inc. (a)	85,300	2,808,076
Pinnacle Entertainment, Inc. (a)	153,900	5,184,891
Ruth’s Hospitality Group, Inc.	44,500	1,403,975
Speedway Motorsports, Inc.	10,300	183,855

		11,856,548

Household Durables—2.3%
Beazer Homes USA, Inc. (a)	77,700	815,850
Hamilton Beach Brands Holding Co. - Class A (b)	14,600	320,324
Helen of Troy, Ltd. (a)	7,100	929,390

Security Description	Shares	Value

Household Durables—(Continued)
Hovnanian Enterprises, Inc. - Class A (a) (b)	646,900	$1,035,040
KB Home	239,900	5,736,009
Sonos, Inc. (a) (b)	70,000	1,122,800
TRI Pointe Group, Inc. (a) (b)	156,000	1,934,400

		11,893,813

Independent Power and Renewable Electricity Producers—0.7%
Atlantic Power Corp. (a) (b)	531,900	1,170,180
Clearway Energy, Inc. - Class C (b)	24,300	467,775
Pattern Energy Group, Inc. - Class A	69,900	1,388,913
Vistra Energy Corp. (a)	21,608	537,607

		3,564,475

Insurance—4.3%
Argo Group International Holdings, Ltd.	18,919	1,192,843
CNO Financial Group, Inc.	206,200	4,375,564
Global Indemnity, Ltd.	2,900	109,330
Hallmark Financial Services, Inc. (a)	18,421	202,631
HCI Group, Inc.	8,500	371,875
Heritage Insurance Holdings, Inc. (b)	151,600	2,246,712
Horace Mann Educators Corp.	18,911	849,104
MBIA, Inc. (a) (b)	327,500	3,500,975
Navigators Group, Inc. (The)	14,700	1,015,770
Primerica, Inc.	40,600	4,894,330
ProAssurance Corp.	33,100	1,554,045
Third Point Reinsurance, Ltd. (a)	99,300	1,290,900
Universal Insurance Holdings, Inc. (b)	14,200	689,410

		22,293,489

Interactive Media & Services—0.3%
Liberty TripAdvisor Holdings, Inc. - Class A (a)	122,000	1,811,700

Internet & Direct Marketing Retail—0.6%
Liberty Expedia Holdings, Inc. - Class A (a)	67,300	3,165,792

IT Services—1.1%
Perficient, Inc. (a)	54,500	1,452,425
Syntel, Inc. (a)	53,800	2,204,724
Travelport Worldwide, Ltd.	70,600	1,191,022
Unisys Corp. (a) (b)	45,600	930,240

		5,778,411

Machinery—2.5%
AGCO Corp. (b)	24,000	1,458,960
Briggs & Stratton Corp.	38,600	742,278
Douglas Dynamics, Inc.	68,042	2,987,044
Graham Corp.	6,500	183,105
Harsco Corp. (a)	55,300	1,578,815
Hurco Cos., Inc.	11,382	513,328
Kadant, Inc.	15,307	1,650,860
LB Foster Co. - Class A (a)	8,400	172,620
Wabash National Corp. (b)	194,100	3,538,443

		12,825,453

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—0.3%
Costamare, Inc.	253,900	$1,647,811

Media—1.4%
Gannett Co., Inc.	283,600	2,838,836
Hemisphere Media Group, Inc. (a)	92,700	1,293,165
MSG Networks, Inc. - Class A (a) (b)	28,100	724,980
New Media Investment Group, Inc.	68,700	1,077,903
tronc, Inc. (a)	58,800	960,204
WideOpenWest, Inc. (a)	35,700	400,197

		7,295,285

Metals & Mining—2.1%
Carpenter Technology Corp. (b)	19,395	1,143,335
Kaiser Aluminum Corp.	27,300	2,977,338
Schnitzer Steel Industries, Inc. - Class A (b)	12,900	348,945
SunCoke Energy, Inc. (a)	96,100	1,116,682
Warrior Met Coal, Inc.	97,900	2,647,216
Worthington Industries, Inc.	59,000	2,558,240

		10,791,756

Mortgage Real Estate Investment Trusts—2.2%
AG Mortgage Investment Trust, Inc.	23,700	430,866
ARMOUR Residential REIT, Inc.	29,800	669,010
Capstead Mortgage Corp. (b)	440,558	3,484,814
Cherry Hill Mortgage Investment Corp.	77,000	1,393,700
Dynex Capital, Inc.	98,900	630,982
Invesco Mortgage Capital, Inc.	151,300	2,393,566
Two Harbors Investment Corp. (b)	172,645	2,577,590

		11,580,528

Multi-Utilities—1.0%
Avista Corp.	62,600	3,165,056
NorthWestern Corp.	33,083	1,940,649
Unitil Corp.	5,400	274,860

		5,380,565

Multiline Retail—1.0%
Dillard’s, Inc. - Class A (b)	67,300	5,137,682

Oil, Gas & Consumable Fuels—4.9%
Arch Coal, Inc. - Class A (b)	35,800	3,200,520
Delek U.S. Holdings, Inc. (b)	32,300	1,370,489
Denbury Resources, Inc. (a) (b)	512,700	3,178,740
EP Energy Corp. - Class A (a) (b)	470,200	1,100,268
Gulfport Energy Corp. (a) (b)	491,200	5,113,392
NACCO Industries, Inc. - Class A	12,200	399,550
PDC Energy, Inc. (a)	44,300	2,168,928
Peabody Energy Corp.	59,800	2,131,272
Renewable Energy Group, Inc. (a) (b)	63,700	1,834,560
REX American Resources Corp. (a)	26,600	2,009,630
Sanchez Energy Corp. (a) (b)	98,400	226,320
Ship Finance International, Ltd. (b)	29,200	405,880
W&T Offshore, Inc. (a)	262,700	2,532,428

		25,671,977

Security Description	Shares	Value

Paper & Forest Products—1.1%
Domtar Corp.	25,000	$1,304,250
Louisiana-Pacific Corp.	4,500	119,205
Schweitzer-Mauduit International, Inc.	57,000	2,183,670
Verso Corp. - Class A (a)	58,800	1,979,796

		5,586,921

Personal Products—0.7%
Edgewell Personal Care Co. (a) (b)	77,800	3,596,694

Pharmaceuticals—1.5%
Endo International plc (a) (b)	145,800	2,453,814
Intra-Cellular Therapies, Inc. (a)	33,500	726,950
Mallinckrodt plc (a) (b)	78,000	2,286,180
Medicines Co. (The) (a) (b)	29,300	876,363
Prestige Brands Holdings, Inc. (a) (b)	40,900	1,549,701

		7,893,008

Professional Services—2.7%
Acacia Research Corp. (a)	99,700	319,040
Barrett Business Services, Inc.	28,260	1,887,203
CRA International, Inc.	6,800	341,496
FTI Consulting, Inc. (a)	62,200	4,552,418
Huron Consulting Group, Inc. (a)	55,400	2,736,760
ICF International, Inc.	10,700	807,315
Navigant Consulting, Inc.	96,000	2,213,760
TrueBlue, Inc. (a)	46,300	1,206,115

		14,064,107

Real Estate Management & Development—0.3%
Cushman & Wakefield plc (a) (b)	86,900	1,476,431

Road & Rail—0.9%
ArcBest Corp.	66,800	3,243,140
Covenant Transportation Group, Inc. - Class A (a)	10,900	316,754
YRC Worldwide, Inc. (a)	122,900	1,103,642

		4,663,536

Semiconductors & Semiconductor Equipment—2.7%
Amkor Technology, Inc. (a)	188,700	1,394,493
Cirrus Logic, Inc. (a)	131,700	5,083,620
Cypress Semiconductor Corp. (b)	41,802	605,711
Rambus, Inc. (a)	346,500	3,780,315
Xperi Corp. (b)	219,900	3,265,515

		14,129,654

Software—2.0%
Fair Isaac Corp. (a)	17,500	3,999,625
MicroStrategy, Inc. - Class A (a)	26,300	3,698,306
Progress Software Corp.	64,100	2,262,089
Synchronoss Technologies, Inc. (a) (b)	5,775	38,115
TiVo Corp. (b)	32,700	407,115

		10,405,250

BHFTI-234

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—2.5%
Cato Corp. (The) - Class A (b)	37,300	$784,046
Chico’s FAS, Inc. (b)	47,300	410,091
Children’s Place, Inc. (The) (b)	28,200	3,603,960
Conn’s, Inc. (a) (b)	26,800	947,380
Hibbett Sports, Inc. (a) (b)	75,300	1,415,640
Murphy USA, Inc. (a)	30,200	2,580,892
Office Depot, Inc.	288,200	925,122
Party City Holdco, Inc. (a)	14,100	191,055
Sally Beauty Holdings, Inc. (a) (b)	65,200	1,199,028
Signet Jewelers, Ltd.	11,500	758,195

		12,815,409

Textiles, Apparel & Luxury Goods—1.0%
Deckers Outdoor Corp. (a)	17,200	2,039,576
Movado Group, Inc.	67,600	2,832,440
Perry Ellis International, Inc. (a)	13,800	377,154

		5,249,170

Thrifts & Mortgage Finance—2.8%
BankFinancial Corp.	34,485	549,691
Beneficial Bancorp, Inc.	288,455	4,874,890
First Defiance Financial Corp.	17,300	520,903
Meridian Bancorp, Inc.	78,400	1,332,800
Northfield Bancorp, Inc.	160,500	2,555,160
Oritani Financial Corp.	6,900	107,295
Radian Group, Inc.	28,000	578,760
Territorial Bancorp, Inc.	4,000	118,200
United Community Financial Corp.	10,700	103,469
United Financial Bancorp, Inc.	24,400	410,652
Washington Federal, Inc. (b)	88,800	2,841,600
Waterstone Financial, Inc.	22,300	382,445
WSFS Financial Corp.	4,995	235,514

		14,611,379

Tobacco—0.1%
Vector Group, Ltd. (b)	52,395	722,003

Trading Companies & Distributors—1.2%
DXP Enterprises, Inc. (a)	34,400	1,378,408
MRC Global, Inc. (a)	157,100	2,948,767
Nexeo Solutions, Inc. (a)	27,900	341,775
Titan Machinery, Inc. (a)	94,400	1,461,784

		6,130,734

Water Utilities—0.5%
American States Water Co.	35,800	2,188,812
California Water Service Group	5,000	214,500

		2,403,312

Total Common Stocks (Cost $419,361,869)		498,992,732

Short-Term Investment—4.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $21,304,446; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $21,729,543.	21,302,670	$21,302,670

Total Short-Term Investments (Cost $21,302,670)		21,302,670

Securities Lending Reinvestments (c)—22.8%

Certificates of Deposit—9.3%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	1,000,000	999,983
Banco Santander S.A. 2.340%, 11/07/18	1,000,000	1,000,082
Bank of Montreal Zero Coupon, 10/31/18	2,993,606	2,994,187
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	1,000,000	999,998
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	1,500,000	1,501,431
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	2,000,000	1,999,594
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	1,000,000	1,000,297
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,000,000	2,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	500,000	500,179
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,075
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	1,500,000	1,500,060
Credit Industriel et Commercial (NY) Zero Coupon, 01/25/19	987,228	992,030
2.364%, 1M LIBOR + 0.250%, 02/05/19 (d)	1,000,000	1,000,473
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	2,000,000	1,999,952
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	4,973,200	4,974,236
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	2,000,000	1,999,842
2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	1,500,000	1,501,003
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	1,000,000	1,000,081
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	2,999,835
2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	500,000	500,165
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (d)	500,000	499,992
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	2,000,000	1,999,766
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	2,000,000	1,999,906

BHFTI-235

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (d)	1,500,000	$1,500,000
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,000,000	2,000,228
2.475%, 3M LIBOR + 0.140%, 10/26/18 (d)	1,000,000	1,000,166
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,000,000	1,000,531

		48,464,109

Commercial Paper—2.4%
Bank of China, Ltd. 2.510%, 11/02/18	2,980,966	2,993,400
2.550%, 10/19/18	993,838	998,716
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (d)	1,500,000	1,500,155
2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	2,000,000	2,001,022
Sheffield Receivables Co. 2.490%, 11/26/18	986,928	996,159
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	1,500,000	1,501,384
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,000

		12,488,807

Repurchase Agreements—9.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $1,010,506; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $1,054,286.	1,000,000	1,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $503,569; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,900,355; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,938,000.	1,900,000	1,900,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,200,224; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $1,224,001.	1,200,000	1,200,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,800,336; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,836,000.	1,800,000	$1,800,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,120,729; collateralized by various Common Stock with an aggregate market value of $1,224,655.	1,100,000	1,100,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,204,759; collateralized by various Common Stock with an aggregate market value of $1,333,495.	1,200,000	1,200,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $87,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $88,680.	87,008	87,008
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $779,297; collateralized by various Common Stock with an aggregate market value of $825,000.	750,000	750,000
Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,226,299; collateralized by various Common Stock with an aggregate market value of $2,310,000.	2,100,000	2,100,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $15,007,204; collateralized by various Common Stock with an aggregate market value of $16,503,214.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,924,577; collateralized by various Common Stock with an aggregate market value of $2,114,045.	1,900,000	1,900,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $2,141,633; collateralized by various Common Stock with an aggregate market value of $2,336,576.	2,100,000	2,100,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,507,703; collateralized by various Common Stock with an aggregate market value of $1,669,116.	1,500,000	1,500,000

BHFTI-236

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $3,238,397; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,554,075.	3,200,000	$3,200,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $3,138,590; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,443,010.	3,100,000	3,100,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $3,038,308; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945.	3,000,000	3,000,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $2,533,206; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	2,500,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,508,483; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,665,973.	1,500,000	1,500,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,019,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $1,011,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000

		49,437,008

Security Description	Principal Amount*	Value

Time Deposits—1.7%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	3,000,000	$3,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	2,000,000	2,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Erste Group Bank AG 2.170%, 10/01/18	2,000,000	2,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $119,383,427)		119,389,924

Total Investments—122.5% (Cost $560,047,966)		639,685,326
Other assets and liabilities (net)—(22.5)%		(117,672,065)

Net Assets—100.0%		$522,013,261

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $116,219,057 and the collateral received consisted of cash in the amount of $119,346,772. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index Mini Futures	12/21/18	255	USD	21,685,200	$(338,993)

BHFTI-237

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(REIT)—	Real Estate Investment Trust
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$498,992,732	$—	$—	$498,992,732
Total Short-Term Investment*	—	21,302,670	—	21,302,670
Total Securities Lending Reinvestments*	—	119,389,924	—	119,389,924
Total Investments	$498,992,732	$140,692,594	$—	$639,685,326

Collateral for Securities Loaned (Liability)	$—	$(119,346,772)	$—	$(119,346,772)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(338,993)	$—	$—	$(338,993)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-238

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—67.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Northrop Grumman Corp.	32,078	$10,180,595
Thales S.A.	55,174	7,832,308

		18,012,903

Banks—2.3%
HDFC Bank, Ltd.	125,096	3,467,299
M&T Bank Corp.	42,916	7,061,399

		10,528,698

Building Products—1.5%
Assa Abloy AB - Class B	210,615	4,233,565
Geberit AG	5,291	2,451,862

		6,685,427

Capital Markets—7.2%
Goldman Sachs Group, Inc. (The)	33,821	7,584,021
Intercontinental Exchange, Inc.	105,414	7,894,455
Julius Baer Group, Ltd. (a)	86,816	4,339,051
London Stock Exchange Group plc	96,274	5,751,505
S&P Global, Inc.	38,404	7,503,758

		33,072,790

Chemicals—4.4%
LyondellBasell Industries NV - Class A	56,688	5,811,087
Sherwin-Williams Co. (The)	32,225	14,669,142

		20,480,229

Electronic Equipment, Instruments & Components—1.0%
Halma plc	246,893	4,646,380

Food Products—3.8%
McCormick & Co., Inc. (b)	58,370	7,690,248
Nestle S.A.	117,495	9,788,048

		17,478,296

Health Care Equipment & Supplies—2.6%
Danaher Corp.	112,313	12,203,931

Health Care Providers & Services—2.3%
UnitedHealth Group, Inc.	39,061	10,391,788

Hotels, Restaurants & Leisure—2.3%
Marriott International, Inc. - Class A	80,477	10,625,378

Household Durables—0.8%
NVR, Inc. (a)	1,479	3,654,313

Household Products—0.6%
Reckitt Benckiser Group plc	32,113	2,933,660

Industrial Conglomerates—3.1%
Roper Technologies, Inc.	47,681	14,123,589

Insurance—5.4%
AIA Group, Ltd.	1,453,800	12,989,307
Legal & General Group plc	2,228,799	7,607,700
Travelers Cos., Inc. (The)	31,573	4,095,334

		24,692,341

Interactive Media & Services—4.8%
Alphabet, Inc. - Class A (a)	8,191	9,887,192
Alphabet, Inc. - Class C (a)	4,265	5,090,150
Facebook, Inc. - Class A (a)	43,005	7,072,602

		22,049,944

Internet & Direct Marketing Retail—5.9%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	68,460	11,279,470
Amazon.com, Inc. (a)	6,216	12,450,648
Booking Holdings, Inc. (a)	1,791	3,553,344

		27,283,462

IT Services—4.3%
Accenture plc - Class A	42,127	7,170,015
CGI Group, Inc. - Class A (a)	118,100	7,614,577
Nomura Research Institute, Ltd.	100,800	5,087,398

		19,871,990

Life Sciences Tools & Services—1.4%
Mettler-Toledo International, Inc. (a)	10,429	6,351,052

Machinery—2.4%
Atlas Copco AB - A Shares	183,158	5,272,733
Parker-Hannifin Corp.	30,501	5,610,049

		10,882,782

Oil, Gas & Consumable Fuels—1.1%
EOG Resources, Inc.	40,339	5,146,046

Real Estate Management & Development—1.1%
CBRE Group, Inc. - Class A (a)	115,517	5,094,300

Semiconductors & Semiconductor Equipment—1.6%
Texas Instruments, Inc.	70,148	7,526,179

Software—2.4%
Temenos AG (a)	46,929	7,600,505
Tyler Technologies, Inc. (a)	14,482	3,548,959

		11,149,464

Specialty Retail—1.1%
Dufry AG (a) (b)	46,137	5,195,550

Total Common Stocks (Cost $217,458,286)		310,080,492

BHFTI-239

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—20.9%

Security Description	Principal Amount*	Value

Advertising—0.0%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	$25,313
5.875%, 03/15/25	55,000	55,550

		80,863

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	371,388
TransDigm, Inc. 6.500%, 07/15/24	76,000	77,862
6.500%, 05/15/25	75,000	76,406

		525,656

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	230,000	219,041
4.125%, 12/15/27 (144A)	158,122	156,414
American Airlines Pass-Through Trust 3.700%, 10/15/25	120,000	115,774
3.750%, 10/15/25	324,975	313,745
4.950%, 02/15/25	149,175	150,195
5.250%, 01/15/24	710,828	732,728
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	633,498	695,961
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	256,680	247,055
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	55,307	59,178
8.000%, 10/01/19	26,697	27,832
United Airlines Pass-Through Trust 3.650%, 10/07/25	81,360	77,868

		2,795,791

Auto Manufacturers—0.9%
Daimler Finance North America LLC 1.750%, 10/30/19 (144A)	210,000	206,956
FCE Bank plc 1.615%, 05/11/23 (EUR)	155,000	180,225
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,769,345
Ford Motor Credit Co. LLC 3.470%, 04/05/21	200,000	197,564
General Motors Co. 5.200%, 04/01/45	100,000	90,725
General Motors Financial Co., Inc. 3.450%, 04/10/22	100,000	98,413
5.250%, 03/01/26	295,000	301,868
Hyundai Capital America 2.750%, 09/27/26 (144A)	500,000	437,298
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	256,670
Kia Motors Corp. 3.000%, 04/25/23 (144A)	380,000	361,569

Auto Manufacturers—(Continued)
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	230,572

		4,131,205

Auto Parts & Equipment—0.5%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	99,094
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	110,528
Goodyear Tire & Rubber Co. (The) 4.875%, 03/15/27 (b)	425,000	390,468
7.000%, 03/15/28	1,228,000	1,277,120
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	202,500

		2,079,710

Banks—2.0%
Banco Santander S.A. 3.125%, 02/23/23	200,000	189,773
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	245,217
Barclays plc 3.650%, 03/16/25	225,000	211,293
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	350,231
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	300,000	296,597
Commerzbank AG 4.000%, 03/23/26 (EUR)	50,000	62,538
Commonwealth Bank of Australia 2.250%, 03/10/20 (144A)	350,000	345,521
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	346,444
Credit Agricole S.A. 4.125%, 01/10/27 (144A) (b)	665,000	643,120
4.375%, 03/17/25 (144A)	200,000	195,598
Danske Bank A/S 3.875%, 09/12/23 (144A)	200,000	196,084
Dexia Credit Local S.A. 2.250%, 02/18/20 (144A)	250,000	247,324
HSBC Holdings plc 4.375%, 11/23/26	200,000	196,471
5.750%, 12/20/27 (GBP)	110,000	168,262
ICICI Bank, Ltd. 3.800%, 12/14/27	390,000	350,422
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22 (b)	250,000	240,223
ING Bank NV 1.650%, 08/15/19 (144A)	210,000	207,700
Intesa Sanpaolo S.p.A. 3.928%, 09/15/26 (EUR)	160,000	185,864
5.710%, 01/15/26 (144A) (b)	250,000	227,969
Kasikornbank PCL 3.256%, 07/12/23	375,000	361,510

BHFTI-240

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	$196,411
Morgan Stanley 4.350%, 09/08/26	315,000	312,333
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	244,792
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	489,678
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	194,943
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	419,919
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	257,614
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	308,679
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	335,000	334,316
United Overseas Bank, Ltd. 3.200%, 04/23/21 (144A)	735,000	730,108
Woori Bank 5.875%, 04/13/21 (144A)	200,000	208,384

		8,965,338

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	345,000	334,771
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	113,853

		448,624

Building Materials—0.5%
Cemex Finance LLC 6.000%, 04/01/24 (144A)	465,000	478,964
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A) (b)	410,000	285,840
Jeld-Wen, Inc. 4.625%, 12/15/25 (144A)	1,695,000	1,563,637
Masco Corp. 6.500%, 08/15/32	8,000	8,763
7.750%, 08/01/29	94,000	111,449

		2,448,653

Chemicals—0.8%
Air Liquide Finance S.A. 1.375%, 09/27/19 (144A)	305,000	300,343
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	205,350
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/24	200,000	174,748
Chemours Co. (The) 6.625%, 05/15/23	13,000	13,580
Hexion, Inc. 7.875%, 02/15/23 (c)	899,000	719,200

Chemicals—(Continued)
Hexion, Inc. 9.200%, 03/15/21 (c)	1,910,000	1,547,100
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	82,054
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	304,527
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	203,028
Yingde Gases Investment, Ltd. 6.250%, 01/19/23	200,000	193,020

		3,742,950

Commercial Services—0.1%
DP World Crescent, Ltd. 4.848%, 09/26/28 (144A)	435,000	430,867

Computers—0.2%
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	165,000	175,716
8.100%, 07/15/36 (144A)	210,000	251,769
8.350%, 07/15/46 (144A)	150,000	186,245
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	164,202

		777,932

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	35,800

Diversified Financial Services—2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	150,000	152,317
Ally Financial, Inc. 4.125%, 02/13/22	4,325,000	4,319,594
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	255,958
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	199,317
3.000%, 03/30/20	200,000	197,885
Jefferies Group LLC 6.250%, 01/15/36	175,000	176,816
Nationstar Mortgage Holdings, Inc. 9.125%, 07/15/26 (144A)	820,000	858,950
Navient Corp. 5.000%, 10/26/20	2,085,000	2,110,666
5.500%, 01/25/23	555,000	553,612
5.625%, 08/01/33	1,150,000	963,125
5.875%, 10/25/24	40,000	39,049
6.750%, 06/15/26	185,000	183,150
Quicken Loans, Inc. 5.250%, 01/15/28 (144A)	65,000	60,369
5.750%, 05/01/25 (144A)	60,000	59,925
Springleaf Finance Corp. 5.625%, 03/15/23	135,000	134,494
6.875%, 03/15/25	205,000	204,898

BHFTI-241

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Springleaf Finance Corp. 7.750%, 10/01/21	165,000	$178,324
8.250%, 10/01/23	65,000	71,663
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	241,937

		10,962,049

Electric—0.9%
AES Corp. 4.875%, 05/15/23	670,000	675,862
Electricite de France S.A. 4.500%, 09/21/28 (144A)	230,000	226,440
6.000%, 5Y GBP Swap + 3.960%, 12/29/49 (GBP) (d)	300,000	398,840
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	427,592
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	546,789
Enel Chile S.A. 4.875%, 06/12/28	110,000	110,979
Enel Finance International NV 1.375%, 06/01/26 (EUR)	185,000	209,137
2.875%, 05/25/22 (144A)	245,000	232,987
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	259,158
Gas Natural Fenosa Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	227,028
Perusahaan Listrik Negara PT 5.250%, 10/24/42 (144A)	220,000	206,206
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	455,400

		3,976,418

Energy-Alternate Sources—0.0%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	184,000

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	38,058

Food—1.2%
Danone S.A. 1.691%, 10/30/19 (144A)	225,000	221,682
New Albertsons, Inc. 6.625%, 06/01/28	50,000	37,875
7.450%, 08/01/29 (b)	5,700,000	4,702,500
8.000%, 05/01/31	215,000	181,675
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	190,500

		5,334,232

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	399,882

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	201,963
NGL Energy Partners L.P. / NGL Energy Finance Corp. 6.125%, 03/01/25	265,000	248,437
6.875%, 10/15/21	20,000	20,396
7.500%, 11/01/23	125,000	125,625

		596,421

Healthcare-Services—1.8%
HCA, Inc. 7.050%, 12/01/27	80,000	85,800
7.500%, 11/06/33	5,060,000	5,484,433
7.580%, 09/15/25	375,000	417,187
7.750%, 07/15/36 (b)	1,420,000	1,547,800
Tenet Healthcare Corp. 5.125%, 05/01/25	85,000	83,725
6.875%, 11/15/31	920,000	823,584

		8,442,529

Home Builders—0.4%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21	700,000	605,500
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,355,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	30,000	30,150

		1,990,650

Housewares—0.0%
Newell Brands, Inc. 4.000%, 12/01/24	150,000	144,959

Insurance—0.5%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	190,076
3.900%, 04/06/28 (144A)	260,000	254,790
Allianz SE 2.241%, 3M EURIBOR + 2.650%, 07/07/45 (EUR) (d)	200,000	232,140
Assicurazioni Generali S.p.A. 4.125%, 05/04/26 (EUR)	200,000	239,223
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	906,764
Old Republic International Corp. 4.875%, 10/01/24	175,000	179,996
Radian Group, Inc. 4.500%, 10/01/24	110,000	108,075

		2,111,064

Internet—0.1%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	223,598
Baidu, Inc. 3.875%, 09/29/23	200,000	197,800

BHFTI-242

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	200,000	$193,675

		615,073

Iron/Steel—0.1%
United States Steel Corp. 6.650%, 06/01/37	85,000	75,969
7.375%, 04/01/20	235,000	245,869

		321,838

Media—0.4%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	4,661
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	191,000
DISH DBS Corp. 5.000%, 03/15/23 (b)	160,000	145,189
5.875%, 11/15/24	570,000	512,287
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	228,272
Myriad International Holdings B.V. 6.000%, 07/18/20 (144A)	200,000	207,654
Time Warner Cable LLC 4.500%, 09/15/42	45,000	38,353
5.500%, 09/01/41	30,000	28,853
Viacom, Inc. 4.375%, 03/15/43	10,000	8,714
5.250%, 04/01/44	135,000	131,289
5.850%, 09/01/43	50,000	52,818
Ziggo B.V. 5.500%, 01/15/27 (144A)	325,000	304,931

		1,854,021

Mining—0.3%
Corp. Nacional del Cobre de Chile 3.625%, 08/01/27 (144A)	350,000	334,726
4.500%, 09/16/25 (144A)	225,000	229,548
4.500%, 09/16/25	230,000	234,649
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A) (b)	435,000	429,132
Hecla Mining Co. 6.875%, 05/01/21	320,000	320,800

		1,548,855

Multi-National—0.2%
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	277,200
International Bank for Reconstruction & Development 2.500%, 03/12/20 (AUD)	500,000	362,728
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	399,295

		1,039,223

Oil & Gas—1.7%
Antero Resources Corp. 5.125%, 12/01/22	155,000	156,937
5.375%, 11/01/21	70,000	70,896
BP Capital Markets plc 3.216%, 11/28/23	175,000	171,654
California Resources Corp. 8.000%, 12/15/22 (144A)	580,000	553,175
Chesapeake Energy Corp. 4.875%, 04/15/22 (b)	2,145,000	2,083,331
5.750%, 03/15/23	130,000	126,588
6.125%, 02/15/21 (b)	200,000	204,650
6.625%, 08/15/20	75,000	78,375
Cimarex Energy Co. 4.375%, 06/01/24	675,000	680,697
Continental Resources, Inc. 3.800%, 06/01/24	180,000	176,465
4.500%, 04/15/23	195,000	198,386
5.000%, 09/15/22	28,000	28,406
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	191,000
Oasis Petroleum, Inc. 6.875%, 01/15/23	45,000	45,788
Petrobras Global Finance B.V. 4.375%, 05/20/23	250,000	237,450
5.999%, 01/27/28	545,000	502,762
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	188,000
Range Resources Corp. 4.875%, 05/15/25 (b)	130,000	123,013
5.000%, 08/15/22	190,000	188,100
5.000%, 03/15/23	115,000	112,988
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	300,000	295,801
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	341,176
Whiting Petroleum Corp. 5.750%, 03/15/21	145,000	148,444
6.250%, 04/01/23	15,000	15,518
6.625%, 01/15/26	160,000	166,400
YPF S.A. 8.750%, 04/04/24 (144A)	410,000	408,462
16.500%, 05/09/22 (144A) (ARS)	5,400,000	82,127

		7,576,589

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	550,458

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A) (b)	1,230,000	1,217,700
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,100
5.500%, 09/15/25 (144A)	280,000	285,950

BHFTI-243

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	$119,715

		1,633,465

Pharmaceuticals—1.1%
AbbVie, Inc. 2.500%, 05/14/20	4,330,000	4,280,910
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	240,000	238,194
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	155,000	155,387
Teva Pharmaceutical Finance Netherlands II B.V. 0.375%, 07/25/20 (EUR)	215,000	245,322

		4,919,813

Pipelines—0.6%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	364,880
Enable Midstream Partners L.P. 5.000%, 05/15/44	125,000	112,362
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	118,788
Enbridge, Inc. 2.900%, 07/15/22	125,000	121,225
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	455,646
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	218,014
MPLX L.P. 4.500%, 07/15/23	10,000	10,251
4.875%, 06/01/25	40,000	41,312
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	11,194
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24	530,000	558,488
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	681,882

		2,694,042

Real Estate—0.2%
Country Garden Holdings Co., Ltd. 7.500%, 03/09/20	200,000	203,627
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	199,400
Longfor Group Holdings, Ltd. 3.900%, 04/16/23	200,000	189,502
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	164,503

		757,032

Real Estate Investment Trusts—0.2%
iStar, Inc. 5.000%, 07/01/19	1,117,000	1,118,871

Retail—0.1%
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	58,900
TRU Taj LLC / TRU Taj Finance, Inc. 11.000%, 01/22/19 (144A)	69,000	72,278
Walmart, Inc. 3.700%, 06/26/28	235,000	235,151

		366,329

Semiconductors—0.0%
Micron Technology, Inc. 5.500%, 02/01/25	104,000	107,548

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	186,206

Software—0.1%
Nuance Communications, Inc. 1.000%, 12/15/35	685,000	644,523

Telecommunications—2.1%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	280,763
CenturyLink, Inc. 6.875%, 01/15/28	45,000	43,205
7.600%, 09/15/39	290,000	258,825
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A) (b)	170,000	155,975
8.000%, 10/15/25 (144A)	115,000	107,238
KT Corp. 2.500%, 07/18/26 (144A)	210,000	186,653
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	384,313
Level 3 Parent LLC 5.750%, 12/01/22	60,000	60,687
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	361,772
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,125,000	1,044,844
Sprint Capital Corp. 6.875%, 11/15/28	1,250,000	1,255,862
8.750%, 03/15/32	350,000	393,641
Sprint Communications, Inc. 7.000%, 08/15/20	1,500,000	1,570,620
11.500%, 11/15/21	2,000,000	2,345,000
Windstream Services LLC / Windstream Finance Corp. 9.000%, 06/30/25 (144A)	40,000	30,900
10.500%, 06/30/24 (144A)	1,500,000	1,275,000

		9,755,298

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	153,697

Total Corporate Bonds & Notes (Cost $95,010,087)		96,486,532

BHFTI-244

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—5.8%

Security Description	Principal Amount*	Value

Banks—0.0%
Korea Development Bank (The) 4.500%, 11/22/19 (AUD)	200,000	$147,046

Diversified Financial Services—0.1%
CPPIB Capital, Inc. 0.375%, 06/20/24 (144A) (EUR)	250,000	288,807

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	250,479

Provincial—0.4%
Province of Ontario Canada 1.875%, 05/21/20 (b)	2,045,000	2,007,536

Sovereign—5.2%
Argentine Republic Government International Bonds 6.875%, 04/22/21	150,000	143,326
7.125%, 06/28/17	505,000	392,637
7.625%, 04/22/46	530,000	429,835
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	333,790
Bonos de la Tesoreria de la Republica en pesos 4.500%, 03/01/26 (CLP)	215,000,000	327,131
Brazil Notas do Tesouro Nacional 10.000%, 01/01/19 (BRL)	1,000,000	249,517
10.000%, 01/01/21 (BRL)	6,815,000	1,705,707
10.000%, 01/01/25 (BRL)	2,635,000	615,351
10.000%, 01/01/27 (BRL)	1,200,000	272,957
Brazilian Government International Bonds 4.625%, 01/13/28 (b)	290,000	265,498
8.500%, 01/05/24 (BRL)	350,000	84,281
Canadian Government Bonds 0.500%, 03/01/22 (CAD)	685,000	499,528
1.750%, 09/01/19 (CAD)	715,000	551,895
Chile Government International Bond 3.240%, 02/06/28	400,000	383,200
Colombia Government International Bond 3.875%, 04/25/27 (b)	200,000	194,000
Colombian TES 7.500%, 08/26/26 (COP)	1,880,000,000	665,198
Dominican Republic International Bonds 5.500%, 01/27/25 (144A)	530,000	531,987
6.000%, 07/19/28 (144A)	200,000	203,370
8.625%, 04/20/27 (144A) (e)	200,000	227,500
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	188,459
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	194,723
France Government Bond OAT 4.250%, 10/25/23 (EUR)	1,295,000	1,823,954
Indonesia Government International Bonds 2.875%, 07/08/21 (144A) (EUR)	220,000	269,812
4.125%, 01/15/25 (144A)	200,000	196,714
4.750%, 01/08/26	200,000	202,739
4.750%, 01/08/26 (144A)	200,000	202,739

Sovereign—(Continued)
Indonesia Treasury Bonds 7.000%, 05/15/22 (IDR)	9,800,000,000	642,244
8.250%, 07/15/21 (IDR)	14,200,000,000	964,107
8.375%, 03/15/24 (IDR)	5,900,000,000	398,705
11.500%, 09/15/19 (IDR)	2,901,000,000	201,674
Italy Buoni Poliennali Del Tesoro 2.000%, 02/01/28 (EUR)	625,000	669,338
Kommunalbanken AS 1.750%, 09/15/20 (144A)	200,000	195,334
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	340,300
Mexican Bonos 5.750%, 03/05/26 (MXN)	6,490,000	304,935
6.500%, 06/10/21 (MXN)	7,621,100	394,812
8.000%, 12/07/23 (MXN)	3,700,000	199,639
Mexico Government International Bonds 4.000%, 03/15/15 (EUR)	100,000	106,807
4.125%, 01/21/26	335,000	331,895
Norwegian Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	698,111
Poland Government Bond 2.500%, 07/25/26 (PLN)	1,300,000	337,447
Senegal Government International Bond 4.750%, 03/13/28 (144A) (EUR) (e)	150,000	168,167
South Africa Government Bond 7.000%, 02/28/31 (ZAR)	29,665,000	1,719,956
Spain Government Bonds 0.750%, 07/30/21 (EUR)	390,000	461,866
1.600%, 04/30/25 (144A) (EUR)	180,000	218,376
4.300%, 10/31/19 (144A) (EUR)	530,000	646,002
4.400%, 10/31/23 (144A) (EUR)	525,000	724,916
Sweden Government Bond 5.000%, 12/01/20 (SEK)	2,650,000	333,610
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	742,495
Turkey Government International Bond 6.125%, 10/24/28	355,000	319,756
United Kingdom Gilt 1.750%, 07/22/19 (GBP)	520,000	682,919
2.000%, 09/07/25 (GBP)	495,000	675,210
Uruguay Government International Bond 9.875%, 06/20/22 (144A) (UYU)	5,075,000	151,373

		23,785,842

Total Foreign Government (Cost $29,403,629)		26,479,710

U.S. Treasury & Government Agencies—1.4%

Agency Sponsored Mortgage—Backed—0.1%
Fannie Mae-Aces 2.876%, 11/25/27 (d)	350,000	330,403

BHFTI-245

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—1.3%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/22 (e)	1,051,773	$1,022,014
0.375%, 07/15/27 (b) (e)	1,050,804	1,004,284
U.S. Treasury Notes 2.500%, 06/30/20	330,000	328,324
2.625%, 07/15/21	2,020,000	2,006,349
2.750%, 02/28/25	1,665,000	1,641,196

		6,002,167

Total U.S. Treasury & Government Agencies (Cost $6,427,163)		6,332,570

Convertible Bonds—0.6%

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20 (b)	20,000	24,624

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24	50,000	46,268

Home Builders—0.1%
KB Home 1.375%, 02/01/19	295,000	299,375

Internet—0.2%
Priceline Group, Inc. (The) 0.900%, 09/15/21 (b)	595,000	705,937

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26	735,000	701,018

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26 (b)	15,000	14,816
SM Energy Co. 1.500%, 07/01/21	90,000	98,513

		113,329

Real Estate Investment Trusts—0.0%
iStar, Inc. 3.125%, 09/15/22	210,000	204,149

Semiconductors—0.1%
Rovi Corp. 0.500%, 03/01/20	485,000	460,862

Software—0.0%
Evolent Health, Inc. 2.000%, 12/01/21	75,000	100,749

Software—(Continued)
Nuance Communications, Inc. 1.250%, 04/01/25	70,000	72,052

		172,801

Telecommunications—0.0%
CalAmp Corp. 1.625%, 05/15/20	5,000	5,250

Total Convertible Bonds (Cost $2,556,174)		2,733,613

Municipals—0.3%
City of Oslo Norway 3.550%, 02/12/21 (NOK)	5,000,000	640,457
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	675,000	669,128

Total Municipals (Cost $1,310,382)		1,309,585

Convertible Preferred Stocks—0.1%

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 5.000%, 12/31/49	694	42,771
5.750%, 12/31/49 (144A)	430	269,389

		312,160

Pipelines—0.0%
El Paso Energy Capital Trust I 4.750%, 03/31/28	5,580	262,204

Total Convertible Preferred Stocks (Cost $505,695)		574,364

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust 5.977%, 08/10/45 (d)	2,644	2,679
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	555,000	423,676

Total Mortgage-Backed Securities (Cost $520,456)		426,355

Short-Term Investments—2.9%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $5,320,770; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $5,429,543.	5,320,326	5,320,326

BHFTI-246

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—1.7%
U.S. Treasury Bill 2.061%, 11/29/18 (f)	8,000,000	$7,972,221

Total Short-Term Investments (Cost $13,293,317)		13,292,547

Securities Lending Reinvestments (g)—5.2%

Certificates of Deposit—2.4%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	1,000,000	999,983
Banco Santander S.A. 2.340%, 11/07/18	999,975	1,000,082
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	1,000,000	1,000,954
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	1,000,000	999,797
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (d)	1,000,000	1,000,473
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	1,000,000	1,000,002
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	1,000,000	999,967
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	1,500,000	1,500,495
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	750,000	750,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	1,000,000	1,000,114
2.475%, 3M LIBOR + 0.140%, 10/26/18 (d)	500,000	500,083
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	500,000	500,265

		11,252,215

Commercial Paper—1.0%
Bank of China, Ltd. 2.550%, 10/19/18	993,838	998,716
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	1,500,000	1,500,767
Sheffield Receivables Co. 2.490%, 11/26/18	493,464	498,080
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	1,500,000	1,501,384

		4,498,947

Repurchase Agreements—1.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $1,010,506; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $1,054,286.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,053,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $21,562; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $21,989.	21,558	21,558
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $13,971; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $14,247.	13,968	13,968
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $19,040; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $19,417.	19,036	19,036
Macquarie Bank, Ltd. London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,648,109; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,679,482.	1,647,807	1,647,807
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $106,014; collateralized by various Common Stock with an aggregate market value of $110,000.	100,000	100,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $1,298,828; collateralized by various Common Stock with an aggregate market value of $1,375,000.	1,250,000	1,250,000
Societe Generale Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $807,696; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $703,959; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $777,454.	700,000	700,000

		6,552,369

BHFTI-247

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.4%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	1,000,000	$1,000,000
Erste Group Bank AG 2.170%, 10/01/18	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $24,299,147)		24,303,531

Total Investments—104.6% (Cost $390,784,336)		482,019,299
Other assets and liabilities (net)—(4.6)%		(21,403,012)

Net Assets—100.0%		$460,616,287

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $ 23,624,767 and the collateral received consisted of cash in the amount of $24,289,645. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of September 30, 2018, these securities represent 0.5% of net assets.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $31,309,058, which is 6.8% of net assets.

Country Diversification as of September 30, 2018 (Unaudited)	% of Net Assets
United States	60.8
Switzerland	6.5
United Kingdom	5.3
Hong Kong	2.9
China	2.9
Canada	2.9
France	2.7
Sweden	2.1
Brazil	1.2
Japan	1.1

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	190,000	UBSA	12/19/18	USD	135,069	$2,354
BRL	1,365,000	BOA	12/04/18	USD	327,676	8,627
CAD	750,000	UBSA	12/19/18	USD	576,857	4,774
CAD	100,000	UBSA	12/20/18	USD	76,915	637
EUR	8,745,000	MSC	12/19/18	USD	10,219,145	789
GBP	325,000	UBSA	12/19/18	USD	424,937	257
IDR	4,880,070,000	CSI	12/19/18	USD	322,032	2,230
IDR	4,900,205,000	CSI	12/19/18	USD	324,624	976
JPY	1,442,535,000	CSI	12/19/18	USD	13,038,804	(263,991)
MXN	4,810,000	MSC	12/18/18	USD	252,814	1,169
MXN	1,345,000	UBSA	12/19/18	USD	70,580	430
ZAR	4,890,000	UBSA	12/19/18	USD	329,127	13,124

Contracts to Deliver
ARS	5,505,000	BOA	10/09/18	USD	181,086	49,024
BRL	11,350,000	BOA	12/04/18	USD	2,721,105	(75,260)
CAD	750,000	UBSA	12/19/18	USD	577,498	(4,132)
COP	3,029,855,000	CSI	12/19/18	USD	974,637	(46,405)
IDR	34,605,710,000	CSI	12/19/18	USD	2,267,294	(32,124)
MXN	1,345,000	UBSA	12/19/18	USD	68,663	(2,346)
NOK	1,065,000	UBSA	12/19/18	USD	127,315	(3,979)
THB	24,000,000	UBSA	12/19/18	USD	734,169	(9,797)
ZAR	14,605,000	UBSA	12/19/18	USD	976,352	(45,851)

BHFTI-248

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	600,460	CSI	12/19/18	NOK	5,900,000	$(25,623)

Net Unrealized Depreciation						$(425,117)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(CLP)—	Chilean Peso
(INR)—	Indian Rupee
(PLN)—	Polish Zloty
(KRW)—	South Korean Won
(SEK)—	Swedish Krona
(UYU)—	Uruguayan Peso
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(THB)—	Thai Baht
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(EURIBOR)—	Euro Interbank Offered Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,180,595	$7,832,308	$—	$18,012,903
Banks	7,061,399	3,467,299	—	10,528,698
Building Products	—	6,685,427	—	6,685,427
Capital Markets	22,982,234	10,090,556	—	33,072,790
Chemicals	20,480,229	—	—	20,480,229
Electronic Equipment, Instruments & Components	—	4,646,380	—	4,646,380
Food Products	7,690,248	9,788,048	—	17,478,296
Health Care Equipment & Supplies	12,203,931	—	—	12,203,931

BHFTI-249

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$10,391,788	$—	$—	$10,391,788
Hotels, Restaurants & Leisure	10,625,378	—	—	10,625,378
Household Durables	3,654,313	—	—	3,654,313
Household Products	—	2,933,660	—	2,933,660
Industrial Conglomerates	14,123,589	—	—	14,123,589
Insurance	4,095,334	20,597,007	—	24,692,341
Interactive Media & Services	22,049,944	—	—	22,049,944
Internet & Direct Marketing Retail	27,283,462	—	—	27,283,462
IT Services	14,784,592	5,087,398	—	19,871,990
Life Sciences Tools & Services	6,351,052	—	—	6,351,052
Machinery	5,610,049	5,272,733	—	10,882,782
Oil, Gas & Consumable Fuels	5,146,046	—	—	5,146,046
Real Estate Management & Development	5,094,300	—	—	5,094,300
Semiconductors & Semiconductor Equipment	7,526,179	—	—	7,526,179
Software	3,548,959	7,600,505	—	11,149,464
Specialty Retail	—	5,195,550	—	5,195,550
Total Common Stocks	220,883,621	89,196,871	—	310,080,492
Total Corporate Bonds & Notes*	—	96,486,532	—	96,486,532
Total Foreign Government*	—	26,479,710	—	26,479,710
Total U.S. Treasury & Government Agencies*	—	6,332,570	—	6,332,570
Total Convertible Bonds*	—	2,733,613	—	2,733,613
Total Municipals	—	1,309,585	—	1,309,585
Convertible Preferred Stocks
Oil, Gas & Consumable Fuels	—	312,160	—	312,160
Pipelines	262,204	—	—	262,204
Total Convertible Preferred Stocks	262,204	312,160	—	574,364
Total Mortgage-Backed Securities*	—	426,355	—	426,355
Total Short-Term Investments*	—	13,292,547	—	13,292,547
Total Securities Lending Reinvestments*	—	24,303,531	—	24,303,531
Total Investments	$221,145,825	$260,873,474	$—	$482,019,299

Collateral for Securities Loaned (Liability)	$—	$(24,289,645)	$—	$(24,289,645)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$84,391	$—	$84,391
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(509,508)	—	(509,508)
Total Forward Contracts	$—	$(425,117)	$—	$(425,117)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $4,566,333 were due to the application of a systematic fair valuation model factor. Transfers from Level 3 to Level 2 in the amount of $1,489,890 were due the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTI-250

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—74.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.9%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	75,058,542	$779,858,253
MetLife Mid Cap Stock index Portfolio (Class A) (a)	4,338,268	85,637,409
MetLife MSCI EAFE Index Portfolio (Class A) (a)	16,115,819	224,493,353
MetLife Russell 2000 Index Portfolio (Class A) (a)	1,503,431	34,127,882
MetLife Stock Index Portfolio (Class A) (a)	6,234,516	340,778,632

Total Mutual Funds (Cost $1,417,067,129)		1,464,895,529

Short-Term Investments—25.3%

Discount Notes—16.1%
Fannie Mae 1.917%, 10/24/18 (b)	12,000,000	11,983,824
2.114%, 12/05/18 (b)	3,000,000	2,988,192
Federal Home Loan Bank 1.800%, 10/10/18 (b)	25,000,000	24,986,800
1.933%, 10/19/18 (b)	20,000,000	19,978,900
2.036%, 11/07/18 (b)	9,000,000	8,980,110
2.042%, 11/14/18 (b)	27,000,000	26,929,044
2.045%, 11/16/18 (b)	4,000,000	3,989,012
2.046%, 11/09/18 (b)	6,000,000	5,986,026
2.102%, 11/28/18 (b)	37,000,000	36,871,832
2.136%, 12/06/18 (b)	4,000,000	3,984,012
2.167%, 12/19/18 (b)	13,000,000	12,937,808
Freddie Mac 1.879%, 10/18/18 (b)	68,000,000	67,932,272
1.997%, 11/06/18 (b)	39,000,000	38,916,150
2.084%, 11/20/18 (b)	30,000,000	29,910,420
2.094%, 12/04/18 (b)	18,000,000	17,930,232

		314,304,634

Security Description	Principal Amount*	Value

U.S. Treasury—9.2%
U.S. Treasury Bills 1.863%, 10/18/18 (b) (c)	26,000,000	$25,974,616
1.940%, 10/25/18 (b) (d)	20,000,000	19,972,300
1.981%, 11/08/18 (b)	66,000,000	65,855,616
2.003%, 11/15/18 (b) (d)	35,200,000	35,108,315
2.079%, 11/29/18 (b)	15,000,000	14,947,914
2.161%, 01/24/19 (b)	19,000,000	18,865,713

		180,724,474

Total Short-Term Investments (Cost $495,073,198)		495,029,108

Total Investments—100.2% (Cost $1,912,140,327)		1,959,924,637
Other assets and liabilities (net)—(0.2)%		(4,200,147)

Net Assets—100.0%		$1,955,724,490

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2018, the market value of securities pledged was $21,479,009.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $31,442,346.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/21/18	2,359	USD	233,010,225	$2,733,863
Russell 2000 Index Mini Futures	12/21/18	420	USD	35,716,800	(588,903)
S&P 500 Index E-Mini Futures	12/21/18	2,422	USD	353,490,900	929,007
S&P Midcap 400 Index E-Mini Futures	12/21/18	425	USD	86,071,000	(1,213,833)

Net Unrealized Appreciation					$1,860,134

BHFTI-251

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	3M LIBOR	Quarterly	2.880%	Semi-Annually	07/18/28	USD	98,000,000	$(2,159,391)	$(5,460)	$(2,153,931)
Pay	3M LIBOR	Quarterly	2.950%	Semi-Annually	06/13/28	USD	97,000,000	(1,530,534)	49,837	(1,580,371)
Pay	3M LIBOR	Quarterly	2.975%	Semi-Annually	11/15/28	USD	97,000,000	(1,716,134)	20,430	(1,736,564)
Pay	3M LIBOR	Quarterly	2.990%	Semi-Annually	08/08/28	USD	97,000,000	(1,244,258)	44,573	(1,288,831)
Pay	3M LIBOR	Quarterly	3.010%	Semi-Annually	09/12/28	USD	97,000,000	(1,094,985)	11,312	(1,106,297)
Pay	3M LIBOR	Quarterly	2.950%	Semi-Annually	10/11/28	USD	98,000,000	(1,659,679)	39,583	(1,699,262)

Totals								$(9,404,981)	$160,275	$(9,565,256)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,464,895,529	$—	$—	$1,464,895,529
Total Short-Term Investments*	—	495,029,108	—	495,029,108
Total Investments	$1,464,895,529	$495,029,108	$—	$1,959,924,637

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,662,870	$—	$—	$3,662,870
Futures Contracts (Unrealized Depreciation)	(1,802,736)	—	—	(1,802,736)
Total Futures Contracts	$1,860,134	$—	$—	$1,860,134
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(9,565,256)	$—	$(9,565,256)
Total Centrally Cleared Swap Contracts	$—	$(9,565,256)	$—	$(9,565,256)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-252

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—3.3%
APA Group	1,241,813	$8,982,984
Brambles, Ltd.	2,430,497	19,151,650
Caltex Australia, Ltd.	565,046	12,212,301
Oil Search, Ltd.	1,746,699	11,349,265
Sonic Healthcare, Ltd.	493,106	8,907,338

		60,603,538

Austria—1.1%
Erste Group Bank AG (a)	501,976	20,821,020

Belgium—1.1%
KBC Group NV	280,477	20,851,677

Brazil—0.4%
Ambev S.A. (ADR)	1,768,621	8,082,598

Canada—2.1%
Enbridge, Inc.	368,135	11,879,276
Ritchie Bros Auctioneers, Inc. (b)	277,275	10,005,642
TMX Group, Ltd.	242,461	16,272,941

		38,157,859

China—2.0%
Baidu, Inc. (ADR) (a)	33,939	7,761,171
China Resources Gas Group, Ltd.	2,308,424	9,395,018
Ctrip.com International, Ltd. (ADR) (a) (b)	158,075	5,875,648
Yum China Holdings, Inc.	409,286	14,370,031

		37,401,868

Denmark—2.1%
Jyske Bank A/S	172,972	8,373,684
Novo Nordisk A/S - Class B	665,249	31,315,934

		39,689,618

France—8.6%
BNP Paribas S.A.	249,811	15,267,384
Danone S.A.	254,344	19,690,444
Essilor International Cie Generale d’Optique S.A.	186,168	27,528,622
L’Oreal S.A.	78,059	18,795,442
Legrand S.A.	203,637	14,828,143
LVMH Moet Hennessy Louis Vuitton SE	80,257	28,335,939
Schneider Electric SE	447,769	36,024,176

		160,470,150

Germany—9.2%
Bayer AG	372,386	33,080,312
E.ON SE	1,325,188	13,508,997
GEA Group AG	423,797	15,096,085
Grand City Properties S.A.	919,820	23,841,530
LEG Immobilien AG	199,357	23,667,147
Linde AG	154,306	36,492,139
Scout24 AG	135,266	6,307,154
Symrise AG	218,429	19,929,916

		171,923,280

Security Description	Shares	Value

Greece—0.5%
Hellenic Telecommunications Organization S.A.	729,296	$8,947,663

Hong Kong—3.4%
AIA Group, Ltd.	3,581,228	31,997,297
CLP Holdings, Ltd.	1,138,000	13,318,319
Techtronic Industries Co., Ltd.	2,804,000	17,915,248

		63,230,864

India—0.9%
HDFC Bank, Ltd.	573,832	15,904,962

Ireland—1.1%
AIB Group plc	2,543,803	13,024,157
Paddy Power Betfair plc	98,664	8,339,570

		21,363,727

Israel—1.2%
Check Point Software Technologies, Ltd. (a)	118,459	13,939,070
Mellanox Technologies, Ltd. (a)	105,253	7,730,833

		21,669,903

Italy—2.5%
Cerved Information Solutions S.p.A.	434,935	4,683,094
Eni S.p.A.	941,400	17,755,094
Intesa Sanpaolo S.p.A.	9,608,999	24,456,001

		46,894,189

Japan—18.9%
AEON Financial Service Co., Ltd.	941,099	19,488,507
Daikin Industries, Ltd.	226,100	30,104,926
Hitachi, Ltd.	257,800	8,760,454
Hoshizaki Corp.	121,300	12,556,986
Japan Tobacco, Inc.	732,731	19,129,532
KDDI Corp.	846,100	23,378,067
Koito Manufacturing Co., Ltd.	318,000	20,856,396
Kubota Corp.	1,421,400	24,051,696
Mitsubishi UFJ Financial Group, Inc.	4,167,600	25,941,757
Nitto Denko Corp.	166,900	12,512,748
Nomura Research Institute, Ltd.	284,900	14,378,966
Santen Pharmaceutical Co., Ltd.	1,613,700	25,583,624
SoftBank Group Corp.	247,400	24,983,854
Sundrug Co., Ltd.	402,370	14,351,163
Terumo Corp.	418,000	24,765,041
TOTO, Ltd. (b)	453,200	18,806,168
USS Co., Ltd.	1,048,300	19,461,583
Yamato Holdings Co., Ltd.	390,766	11,998,755

		351,110,223

Malaysia—0.4%
Malaysia Airports Holdings Bhd	3,188,600	6,868,443

Netherlands—1.6%
Akzo Nobel NV	324,751	30,363,632

BHFTI-253

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.7%
Galp Energia SGPS S.A.	664,925	$13,185,074

South Korea—1.0%
NAVER Corp.	19,289	12,426,844
Samsung Electronics Co., Ltd.	137,741	5,768,904

		18,195,748

Spain—2.6%
Aena SME S.A.	65,606	11,347,896
Amadeus IT Group S.A.	204,404	18,967,750
Bankia S.A.	672,294	2,618,093
Iberdrola S.A.	2,224,422	16,296,407

		49,230,146

Sweden—1.1%
Com Hem Holding AB	469,349	7,763,136
Telefonaktiebolaget LM Ericsson - B Shares	1,445,004	12,794,500

		20,557,636

Switzerland—12.3%
Dufry AG (a) (b)	76,968	8,667,470
Julius Baer Group, Ltd. (a)	415,885	20,785,874
Nestle S.A.	631,636	52,619,121
Roche Holding AG	187,190	45,296,106
Schindler Holding AG (Participation Certificate)	79,953	19,906,983
Sika AG	136,474	19,845,697
Swiss Re AG	119,769	11,045,360
UBS Group AG (a)	2,130,063	33,593,268
Zurich Insurance Group AG	56,864	17,955,852

		229,715,731

Taiwan—1.8%
Silicon Motion Technology Corp. (ADR) (b)	120,851	6,489,698
Taiwan Semiconductor Manufacturing Co., Ltd.	3,087,468	26,362,192

		32,851,890

Thailand—0.6%
Advanced Info Service PCL	1,842,400	11,450,909

United Kingdom—13.4%
Barclays plc	7,740,311	17,305,410
BP plc	3,858,240	29,601,707
British American Tobacco plc	662,786	30,942,980
Cairn Energy plc (a)	3,389,091	10,265,961
Croda International plc	372,533	25,225,950
Hiscox, Ltd.	787,346	16,872,385
Just Eat plc (a)	1,087,240	9,492,487
Melrose Industries plc	4,196,174	10,916,477
Reckitt Benckiser Group plc	328,081	29,971,609
RELX plc (a)	891,743	18,734,814
Rio Tinto plc	422,800	21,331,159
Tesco plc	4,427,479	13,830,251

Security Description	Shares/ Principal Amount*	Value

United Kingdom—(Continued)
WPP plc	996,078	$14,561,134

		249,052,324

United States—4.8%
Aon plc (b)	154,280	23,725,178
Cognizant Technology Solutions Corp. - Class A	324,571	25,040,653
EPAM Systems, Inc. (a)	125,050	17,219,385
MasterCard, Inc. - Class A	61,167	13,616,386
NVIDIA Corp.	35,578	9,998,130

		89,599,732

Total Common Stocks (Cost $1,578,413,670)		1,838,194,404

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $16,871,371; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $17,208,071.	16,869,966	16,869,966

Total Short-Term Investments (Cost $16,869,966)		16,869,966

Securities Lending Reinvestments (c)—1.7%

Certificates of Deposit—0.7%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	1,000,000	999,983
Banco Santander S.A. 2.340%, 11/07/18	999,975	1,000,082
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	1,000,000	999,998
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	1,000,000	1,000,297
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,075
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	1,500,000	1,499,950
Sumitomo Mitsui Trust Bank, Ltd. 2.423%, 3M LIBOR + 0.090%, 10/18/18 (d)	2,000,251	1,999,986
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	1,000,000	1,000,119
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	1,500,000	1,500,171
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,000,000	1,000,531

		12,001,192

Commercial Paper—0.3%
LMA S.A. & LMA Americas 2.470%, 11/13/18	987,993	997,109

BHFTI-254

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Co. 2.490%, 11/26/18	2,467,319	$2,490,397
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	1,500,000	1,501,385
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	1,000,000	1,000,554

		5,989,445

Repurchase Agreements—0.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $526,633; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $510,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,558,565; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $1,589,445.	1,558,278	1,558,278
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $400,075; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $408,000.	400,000	400,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $400,075; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $203,769; collateralized by various Common Stock with an aggregate market value of $222,665.	200,000	200,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $200,793; collateralized by various Common Stock with an aggregate market value of $222,249.	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $1,558,593; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $3,001,441; collateralized by various Common Stock with an aggregate market value of $3,300,643.	3,000,000	$3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $405,174; collateralized by various Common Stock with an aggregate market value of $445,062.	400,000	400,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $407,930; collateralized by various Common Stock with an aggregate market value of $445,062.	400,000	400,000
Societe General Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $506,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $555,324.	500,000	500,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $607,662; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $666,389.	600,000	600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $708,714; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $777,454.	700,000	700,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $708,399; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $777,454.	700,000	700,000

		11,358,278

Time Deposits—0.1%
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $31,345,682)		31,348,915

Total Investments—101.3% (Cost $1,626,629,318)		1,886,413,285
Other assets and liabilities (net)—(1.3)%		(24,459,431)

Net Assets—100.0%		$1,861,953,854

BHFTI-255

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $29,869,918 and the collateral received consisted of cash in the amount of $31,313,816. The cash collateral investments are disclosed in the

Schedule of Investments and categorized as Securities Lending Reinvestments.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Banks	8.8
Chemicals	7.8
Pharmaceuticals	7.3
Oil, Gas & Consumable Fuels	5.7
Insurance	5.5
IT Services	4.8
Food Products	3.9
Machinery	3.8
Capital Markets	3.8
Electrical Equipment	3.3

BHFTI-256

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$60,603,538	$—	$60,603,538
Austria	—	20,821,020	—	20,821,020
Belgium	—	20,851,677	—	20,851,677
Brazil	8,082,598	—	—	8,082,598
Canada	38,157,859	—	—	38,157,859
China	28,006,850	9,395,018	—	37,401,868
Denmark	—	39,689,618	—	39,689,618
France	—	160,470,150	—	160,470,150
Germany	—	171,923,280	—	171,923,280
Greece	—	8,947,663	—	8,947,663
Hong Kong	—	63,230,864	—	63,230,864
India	—	15,904,962	—	15,904,962
Ireland	—	21,363,727	—	21,363,727
Israel	21,669,903	—	—	21,669,903
Italy	—	46,894,189	—	46,894,189
Japan	—	351,110,223	—	351,110,223
Malaysia	—	6,868,443	—	6,868,443
Netherlands	—	30,363,632	—	30,363,632
Portugal	—	13,185,074	—	13,185,074
South Korea	—	18,195,748	—	18,195,748
Spain	—	49,230,146	—	49,230,146
Sweden	—	20,557,636	—	20,557,636
Switzerland	—	229,715,731	—	229,715,731
Taiwan	6,489,698	26,362,192	—	32,851,890
Thailand	11,450,909	—	—	11,450,909
United Kingdom	18,734,814	230,317,510	—	249,052,324
United States	89,599,732	—	—	89,599,732
Total Common Stocks*	222,192,363	1,616,002,041	—	1,838,194,404
Total Short-Term Investment*	—	16,869,966	—	16,869,966
Total Securities Lending Reinvestments*	—	31,348,915	—	31,348,915
Total Investments	$222,192,363	$1,664,220,922	$—	$1,886,413,285

Collateral for Securities Loaned (Liability)	$—	$(31,313,816)	$—	$(31,313,816)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $32,774,215 were due to the application of a systematic fair valuation model factor.

BHFTI-257

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—92.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
HEICO Corp. - Class A	283,735	$21,421,993

Automobiles—0.9%
NIO, Inc. (a) (b)	1,782,449	12,441,494

Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc. (a) (b)	84,401	7,386,776
Bluebird Bio, Inc. (a) (b)	12,960	1,892,160
Editas Medicine, Inc. (a)	75,806	2,412,147
Intellia Therapeutics, Inc. (a) (b)	102,357	2,929,457
Intrexon Corp. (a)(b)	161,913	2,788,142

		17,408,682

Commercial Services & Supplies—3.1%
Copart, Inc. (a)	372,582	19,199,151
Rollins, Inc. (b)	342,857	20,807,991

		40,007,142

Construction Materials—2.3%
Martin Marietta Materials, Inc. (b)	79,836	14,526,160
Vulcan Materials Co. (b)	136,811	15,213,384

		29,739,544

Entertainment—5.0%
Take-Two Interactive Software, Inc. (a)	468,122	64,596,155

Health Care Equipment & Supplies—7.4%
DexCom, Inc. (a) (b)	442,495	63,294,485
LivaNova plc (a)	105,261	13,049,206
Penumbra, Inc. (a) (b)	123,698	18,517,591

		94,861,282

Health Care Providers & Services—6.7%
HealthEquity, Inc. (a) (b)	916,035	86,482,864

Health Care Technology—12.5%
athenahealth, Inc. (a)	468,966	62,653,858
Veeva Systems, Inc. - Class A (a)	908,676	98,927,556

		161,581,414

Hotels, Restaurants & Leisure—1.7%
Shake Shack, Inc. - Class A (a) (b)	345,704	21,782,809

Interactive Media & Services—15.6%
ANGI Homeservices, Inc. - Class A (a) (b)	2,655,197	62,344,025
Match Group, Inc. (a) (b)	438,109	25,370,892
TripAdvisor, Inc. (a) (b)	266,911	13,631,145
Twitter, Inc. (a) (b)	2,017,160	57,408,374
Zillow Group, Inc. - Class C (a) (b)	950,101	42,041,969

		200,796,405

Internet & Direct Marketing Retail—8.1%
Farfetch, Ltd. - Class A (a) (b)	992,938	27,037,702

Security Description	Shares	Value

Internet & Direct Marketing Retail—(Continued)
GrubHub, Inc. (a)	163,779	$22,703,045
MercadoLibre, Inc.	61,671	20,997,125
Overstock.com, Inc. (a) (b)	451,206	12,498,406
Wayfair, Inc. - Class A (a) (b)	146,485	21,631,440

		104,867,718

IT Services—3.2%
Broadridge Financial Solutions, Inc.	143,544	18,940,631
Shopify, Inc. - Class A (a) (b)	135,305	22,252,260

		41,192,891

Life Sciences Tools & Services—1.6%
Illumina, Inc. (a)	55,127	20,234,917

Pharmaceuticals—0.1%
Nektar Therapeutics (a) (b)	26,390	1,608,734

Software—19.3%
ANSYS, Inc. (a)	105,486	19,692,127
Atlassian Corp. plc - Class A (a)	219,437	21,096,673
Constellation Software, Inc.	25,615	18,837,084
Coupa Software, Inc. (a) (b)	800,557	63,324,059
Guidewire Software, Inc. (a) (b)	209,269	21,138,262
Splunk, Inc. (a)	165,000	19,950,150
SS&C Technologies Holdings, Inc.	350,951	19,944,545
SurveyMonkey, Inc. (a) (c) (e)	303,799	4,382,908
Tyler Technologies, Inc. (a) (b)	79,672	19,524,420
Ultimate Software Group, Inc. (The) (a)	63,858	20,574,409
Zendesk, Inc. (a)	282,779	20,077,309

		248,541,946

Specialty Retail—1.0%
Carvana Co. (a) (b)	218,823	12,930,251

Trading Companies & Distributors—0.9%
Watsco, Inc.	64,094	11,415,141

Total Common Stocks (Cost $904,930,244)		1,191,911,382

Convertible Preferred Stock—1.5%

Internet & Direct Marketing Retail—1.5%
Airbnb, Inc. - Series D (a) (c) (d) (e) (Cost $7,659,587)	188,136	19,754,280

Preferred Stocks—0.2%

Software—0.2%
Palantir Technologies, Inc. - Series G, (a) (c) (d) (e)	541,563	1,348,491
Palantir Technologies, Inc. - Series H, (a) (c) (d) (e)	174,289	433,980
Palantir Technologies, Inc. - Series H-1, (a) (c) (d) (e)	174,289	433,980

Total Preferred Stocks (Cost $2,880,692)		2,216,451

BHFTI-258

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable (a) (c) (d) (e) (Cost $0)	60,812	$155,679

Short-Term Investment—6.2%

Repurchase Agreement—6.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $79,227,739; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $80,809,216.	79,221,137	79,221,137

Total Short-Term Investments (Cost $79,221,137)		79,221,137

Securities Lending Reinvestments (f)—25.7%

Certificates of Deposit—15.3%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (g)	3,000,000	2,999,949
Banco Santander S.A. 2.340%, 11/07/18	5,000,000	5,000,410
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (g)	5,000,000	4,999,990
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (g)	8,000,000	8,007,632
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (g)	5,000,000	4,998,985
2.500%, 02/01/19	5,000,000	4,999,930
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (g)	2,000,000	2,001,174
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (g)	7,000,000	7,002,079
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (g)	5,000,000	5,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (g)	3,000,000	3,001,074
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (g)	7,000,000	7,000,524
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (g)	8,000,000	8,000,320
Credit Industriel et Commercial Zero Coupon, 01/25/19	6,910,597	6,944,210
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (g)	2,500,000	2,501,183
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	3,000,000	3,000,039
2.500%, 11/15/18	7,000,000	6,999,832
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	5,000,000	5,000,010
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	6,947,412	6,948,859
Mizuho Bank, Ltd. 2.571%, 1M LIBOR + 0.440%, 10/11/18 (g)	5,000,000	5,000,125

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (g)	5,000,000	$4,999,835
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (g)	5,000,000	4,999,605
2.533%, 3M LIBOR + 0.190%, 02/01/19 (g)	4,000,000	4,000,324
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (g)	3,000,000	2,999,835
2.381%, 1M LIBOR + 0.250%, 01/11/19 (g)	12,000,000	12,003,960
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (g)	4,000,000	3,999,932
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (g)	11,000,000	10,998,713
2.551%, 1M LIBOR + 0.420%, 10/11/18 (g)	5,000,000	5,000,250
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (g)	3,000,000	2,999,859
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (g)	2,000,000	2,000,104
2.423%, 3M LIBOR + 0.090%, 10/18/18 (g)	5,000,628	4,999,965
2.443%, 3M LIBOR + 0.110%, 10/11/18 (g)	4,000,000	4,000,028
2.502%, 1M LIBOR + 0.320%, 11/21/18 (g)	3,500,000	3,500,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (g)	7,000,000	7,000,833
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (g)	3,000,000	3,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (g)	13,000,000	13,001,482
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (g)	8,000,000	8,004,249

		196,915,299

Commercial Paper—3.6%
Bank of China, Ltd. 2.510%, 11/02/18	6,955,587	6,984,600
2.550%, 10/19/18	4,969,188	4,993,580
2.550%, 12/20/18	1,987,250	1,988,494
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (g)	5,000,000	5,000,515
Sheffield Receivables Co. 2.490%, 11/26/18	2,467,319	2,490,397
2.510%, SOFR + 0.350%, 11/28/18 (g)	1,500,000	1,500,411
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	3,976,000	3,991,336
Starbird Funding Corp. 2.280%, 11/08/18	1,988,600	1,994,892
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (g)	13,000,000	13,011,999
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (g)	5,000,000	5,002,770

		46,958,994

BHFTI-259

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—5.8%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $3,031,517; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $3,162,858.	3,000,000	$3,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $4,028,556; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,833,920; collateralized by various Common Stock with an aggregate market value of $2,003,981.	1,800,000	1,800,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,807,139; collateralized by various Common Stock with an aggregate market value of $2,000,243.	1,800,000	1,800,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $170,530; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $173,777.	170,499	170,499
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,650,356; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $10,390,622; collateralized by various Common Stock with an aggregate market value of $11,000,001.	10,000,000	10,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $10,004,803; collateralized by various Common Stock with an aggregate market value of $11,002,143.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $3,140,099; collateralized by various Common Stock with an aggregate market value of $3,449,231.	3,100,000	3,100,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,019,825; collateralized by various Common Stock with an aggregate market value of $1,112,655.	1,000,000	1,000,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $5,026,004; collateralized by various Common Stock with an aggregate market value of $5,563,721.	5,000,000	5,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $10,051,350; collateralized by various Common Stock with an aggregate market value of $11,127,441.	10,000,000	10,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $4,960,997; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,442,177.	4,900,000	$4,900,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $4,958,796; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,442,177.	4,900,000	4,900,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $2,026,565; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,028,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $6,066,300; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,663,890.	6,000,000	6,000,000

		75,170,499

Time Deposits—1.0%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	2,000,000	2,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	5,000,000	5,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Erste Group Bank AG 2.170%, 10/01/18	3,000,000	3,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $332,006,714)		332,044,792

Total Purchased Options—0.1% (h) (Cost $3,469,271)		1,239,253

Total Investments—126.2% (Cost $1,330,167,645)		1,626,542,974
Other assets and liabilities (net)—(26.2)%		(337,370,933)

Net Assets—100.0%		$1,289,172,041

BHFTI-260

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $322,944,850 and the collateral received consisted of cash in the amount of $331,873,080. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 2.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $26,509,318, which is 2.1% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$19,754,280
Flipkart Escrow Receivable	08/23/18	60,812	—	155,679
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	1,348,492
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,755	433,979
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	433,980
SurveyMonkey, Inc.	11/25/14	303,799	4,997,493	4,382,908

				$26,509,318

Purchased Options

Currency Options	Strike Price	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	CNH 7.520	11/02/18	RBS	261,401,011	CNH	261,401,011	$1,082,200	$7,842	$(1,074,358)
USD Call/CNH Put	CNH 7.161	01/18/19	RBS	264,775,437	CNH	264,775,437	1,149,126	714,629	(434,497)
USD Call/CNH Put	CNH 7.784	07/03/19	RBS	254,071,950	CNH	254,071,950	1,237,945	516,782	(721,163)

Totals							$3,469,271	$1,239,253	$(2,230,018)

Glossary of Abbreviations

Counterparties

(RBS)—	Royal Bank of Scotland plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-261

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$21,421,993	$—	$—	$21,421,993
Automobiles	12,441,494	—	—	12,441,494
Biotechnology	17,408,682	—	—	17,408,682
Commercial Services & Supplies	40,007,142	—	—	40,007,142
Construction Materials	29,739,544	—	—	29,739,544
Entertainment	64,596,155	—	—	64,596,155
Health Care Equipment & Supplies	94,861,282	—	—	94,861,282
Health Care Providers & Services	86,482,864	—	—	86,482,864
Health Care Technology	161,581,414	—	—	161,581,414
Hotels, Restaurants & Leisure	21,782,809	—	—	21,782,809
Interactive Media & Services	200,796,405	—	—	200,796,405
Internet & Direct Marketing Retail	104,867,718	—	—	104,867,718
IT Services	41,192,891	—	—	41,192,891
Life Sciences Tools & Services	20,234,917	—	—	20,234,917
Pharmaceuticals	1,608,734	—	—	1,608,734
Software	244,159,038	4,382,908	—	248,541,946
Specialty Retail	12,930,251	—	—	12,930,251
Trading Companies & Distributors	11,415,141	—	—	11,415,141
Total Common Stocks*	1,187,528,474	4,382,908	—	1,191,911,382
Total Convertible Preferred Stock*	—	—	19,754,280	19,754,280
Total Preferred Stocks*	—	—	2,216,451	2,216,451
Total Escrow Shares*	—	—	155,679	155,679
Total Short-Term Investment*	—	79,221,137	—	79,221,137
Total Securities Lending Reinvestments*	—	332,044,792	—	332,044,792
Purchased Options at Value	$—	$1,239,253	$—	$1,239,253
Total Investments	$1,187,528,474	$416,888,090	$22,126,410	$1,626,542,974

Collateral for Securities Loaned (Liability)	$—	$(331,873,080)	$—	$(331,873,080)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $8,007,244 were due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTI-262

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2017	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation/ (Depreciaton) from Investments Still Held at September 30, 2018
Common Stocks
Internet Software & Services	$5,388,486	$—	$—	$—	$—	$(5,388,486)	$—	$—
Software	2,011,149	—	—	—	—	(2,011,149)	—	—
Convertible Preferred Stocks
Internet & Direct Marketing Retail	19,948,060	—	(193,780)	—	—	—	19,754,280	(193,780)
Preferred Stocks
Internet & Direct Marketing Retail	5,358,145	6,052,423	(3,961,150)	—	(7,449,418)	—	—	(3,961,150)
Internet Software & Services	607,609	—	—	—	—	(607,609)	—	—
Software	3,035,381	—	(818,930)	—	—	—	2,216,451	(818,930)
Escrow Shares
Internet & Direct Marketing Retail	—	—	155,679	0	—	—	155,679	155,679

Total	$36,348,830	$6,052,423	$(4,818,181)	$—	$(7,449,418)	$(8,007,244)	$22,126,410	$(4,818,181)

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Internet & Direct Marketing Retail	$19,754,280	Discounted Cash Flow	Weighted Average Cost of Capital	14.50%	16.50%	15.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	8.7x	8.7x	8.7x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Preferred Stocks
Software	2,216,451	Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	7.3x	7.3x	7.3x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Escrow Shares
Internet & Direct Marketing Retail	155,679	Merger & Acquisition Transaction	Sale/Merger Senario	$5.13	$5.13	$5.13	Increase
			Discount for Lack of Marketability	50.00%	50.00%	50.00%	Decrease

BHFTI-263

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

China—2.0%
Baidu, Inc. (ADR) (a)	51,710	$11,825,043
JD.com, Inc. (ADR) (a)	632,210	16,494,359

		28,319,402

Denmark—0.6%
FLSmidth & Co. A/S	142,417	8,854,025

France—9.7%
Airbus SE	398,972	50,021,254
Kering S.A.	50,494	27,000,210
LVMH Moet Hennessy Louis Vuitton SE	128,377	45,325,427
Societe Generale S.A.	313,879	13,460,100

		135,806,991

Germany—7.4%
Allianz SE	112,682	25,101,905
Bayer AG	140,666	12,495,838
Linde AG	61,368	14,513,043
Puma SE	5,031	2,482,529
SAP SE	274,525	33,786,162
Siemens AG	120,826	15,471,038

		103,850,515

India—2.5%
DLF, Ltd.	9,025,461	20,114,261
ICICI Bank, Ltd. (ADR) (b)	1,819,589	15,448,311

		35,562,572

Italy—0.3%
Brunello Cucinelli S.p.A.	95,649	3,724,460

Japan—13.7%
Capcom Co., Ltd.	353,400	8,951,408
Dai-ichi Life Holdings, Inc.	538,600	11,212,633
FANUC Corp.	74,100	13,973,756
Keyence Corp.	38,000	22,045,419
Minebea Mitsumi, Inc.	463,000	8,397,478
Murata Manufacturing Co., Ltd.	170,100	26,084,623
Nidec Corp.	236,300	34,002,962
Nintendo Co., Ltd.	35,400	12,920,734
Omron Corp.	245,200	10,358,222
Renesas Electronics Corp. (a)	1,069,500	6,684,669
Suzuki Motor Corp.	265,800	15,228,029
TDK Corp.	205,200	22,385,987

		192,245,920

Netherlands—0.3%
uniQure NV (a)	95,350	3,469,786

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	942,722	5,960,460
Industria de Diseno Textil S.A.	687,112	20,776,786

		26,737,246

Sweden—1.1%
Assa Abloy AB - Class B	791,995	15,919,867

Security Description	Shares	Value

Switzerland—2.4%
Credit Suisse Group AG (a)	960,635	$14,416,370
UBS Group AG (a)	1,256,694	19,819,347

		34,235,717

United Kingdom—5.7%
Circassia Pharmaceuticals plc (a) (b)	2,218,564	2,145,902
Earthport plc (a)	8,019,017	866,439
Farfetch, Ltd. - Class A (a) (b)	24,400	664,412
International Consolidated Airlines Group S.A.	1,412,120	12,135,759
Prudential plc	1,057,293	24,244,895
TechnipFMC plc	408,344	12,823,311
Unilever plc	502,286	27,586,061

		80,466,779

United States—49.0%
3M Co.	97,580	20,561,082
ACADIA Pharmaceuticals, Inc. (a) (b)	242,630	5,036,999
Adobe Systems, Inc. (a)	151,640	40,935,218
Agilent Technologies, Inc.	229,700	16,203,038
Alphabet, Inc. - Class A (a)	76,090	91,846,717
Amazon.com, Inc. (a)	2,430	4,867,290
AnaptysBio, Inc. (a) (b)	71,630	7,146,525
Anthem, Inc.	128,660	35,259,273
Biogen, Inc. (a)	39,530	13,966,344
Bluebird Bio, Inc. (a) (b)	51,760	7,556,960
Blueprint Medicines Corp. (a) (b)	109,100	8,516,346
Centene Corp. (a)	91,180	13,201,040
Citigroup, Inc.	462,210	33,158,945
Colgate-Palmolive Co.	438,400	29,350,880
Equifax, Inc. (b)	76,420	9,978,159
Facebook, Inc. - Class A (a)	202,180	33,250,523
Fidelity National Financial, Inc. (b)	273,250	10,752,388
Gilead Sciences, Inc.	147,380	11,379,210
GlycoMimetics, Inc. (a)	291,760	4,201,344
Goldman Sachs Group, Inc. (The)	90,130	20,210,751
Incyte Corp. (a)	116,700	8,061,636
International Game Technology plc (b)	421,021	8,315,165
Intuit, Inc.	171,340	38,962,716
Ionis Pharmaceuticals, Inc. (a) (b)	136,330	7,031,901
Loxo Oncology, Inc. (a) (b)	61,540	10,512,878
MacroGenics, Inc. (a) (b)	267,250	5,729,840
Maxim Integrated Products, Inc.	522,150	29,444,038
Mirati Therapeutics, Inc. (a) (b)	34,349	1,617,838
Newell Brands, Inc. (b)	587,930	11,934,979
PayPal Holdings, Inc. (a)	276,236	24,264,570
S&P Global, Inc.	188,010	36,735,274
Sage Therapeutics, Inc. (a) (b)	90,900	12,839,625
Shire plc	115,606	6,974,785
Tiffany & Co.	162,650	20,976,971
United Parcel Service, Inc. - Class B	143,490	16,752,458
Walt Disney Co. (The) (b)	179,070	20,940,446
Zimmer Biomet Holdings, Inc.	83,480	10,975,116

		689,449,268

Total Common Stocks (Cost $938,677,676)		1,358,642,548

BHFTI-264

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Preferred Stock—1.5%

Security Description	Shares/ Principal Amount*	Value

Germany—1.5%
Bayerische Motoren Werke (BMW) AG (Cost $19,751,651)	264,837	$20,786,995

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $24,812,818; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $25,308,833.	24,810,750	24,810,750

Total Short-Term Investments (Cost $24,810,750)		24,810,750

Securities Lending Reinvestments (c)—6.2%

Bank Note—0.4%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	5,000,000	5,000,000

Certificates of Deposit—2.9%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	3,000,000	2,999,949
Banco Santander S.A. 2.340%, 11/07/18	2,000,000	2,000,164
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	3,000,000	2,999,994
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	2,000,000	2,001,908
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	2,000,000	2,001,174
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	5,000,000	5,001,485
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,750,000	1,750,131
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,000,000	2,000,080
Credit Industriel et Commercial Zero Coupon, 01/25/19	2,961,684	2,976,090
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	2,000,000	2,001,338
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	1,500,000	1,500,121
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	1,000,000	1,000,330
Sumitomo Mitsui Trust Bank, Ltd. 2.443%, 3M LIBOR + 0.110%, 10/11/18 (d)	1,500,000	1,500,011
2.502%, 1M LIBOR + 0.320%, 11/21/18 (d)	3,500,000	3,500,000
Svenska Handelsbanken AB 2.554%, 1M LIBOR + 0.450%, 04/03/19 (d)	2,000,000	2,002,950
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	3,000,000	3,000,342

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	$1,500,797

		40,737,222

Commercial Paper—1.1%
Bank of China, Ltd. 2.510%, 11/02/18	993,655	997,800
2.550%, 10/19/18	2,484,594	2,496,790
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	5,000,000	5,002,555
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	6,000,000	6,005,538
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,000

		15,502,683

Repurchase Agreements—1.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $2,317,187; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $2,244,000.	2,200,000	2,200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,763,898; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $1,798,847.	1,763,575	1,763,575
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $400,075; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $408,000.	400,000	400,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $200,037; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $204,000.	200,000	200,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $400,075; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $408,000.	400,000	400,000

BHFTI-265

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $203,769; collateralized by various Common Stock with an aggregate market value of $222,665.	200,000	$200,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $200,793; collateralized by various Common Stock with an aggregate market value of $222,249.	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $1,272,171; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $1,558,593; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $10,004,803; collateralized by various Common Stock with an aggregate market value of $11,002,143.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $407,930; collateralized by various Common Stock with an aggregate market value of $445,062.	400,000	400,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $405,174; collateralized by various Common Stock with an aggregate market value of $445,062.	400,000	400,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $810,215; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $607,970; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $666,389.	600,000	600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $809,959; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $809,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	$800,000

		23,863,575

Time Deposits—0.1%
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $87,083,869)		87,103,480

Total Investments—106.1% (Cost $1,070,323,946)		1,491,343,773
Other assets and liabilities (net)—(6.1)%		(85,136,155)

Net Assets—100.0%		$1,406,207,618

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $84,763,553 and the collateral received consisted of cash in the amount of $87,053,508. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/ agent based on current market conditions. For certain asset- and mortgage- backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Interactive Media & Services	9.7
Biotechnology	8.3
Software	8.1
Capital Markets	6.5
Electronic Equipment, Instruments & Components	5.8
Textiles, Apparel & Luxury Goods	5.6
Insurance	5.1
Banks	4.8
Aerospace & Defense	3.6
Health Care Providers & Services	3.4

BHFTI-266

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$28,319,402	$—	$—	$28,319,402
Denmark	—	8,854,025	—	8,854,025
France	—	135,806,991	—	135,806,991
Germany	2,482,529	101,367,986	—	103,850,515
India	15,448,311	20,114,261	—	35,562,572
Italy	—	3,724,460	—	3,724,460
Japan	—	192,245,920	—	192,245,920
Netherlands	3,469,786	—	—	3,469,786
Spain	—	26,737,246	—	26,737,246
Sweden	—	15,919,867	—	15,919,867
Switzerland	—	34,235,717	—	34,235,717
United Kingdom	664,412	79,802,367	—	80,466,779
United States	682,474,483	6,974,785	—	689,449,268
Total Common Stocks	732,858,923	625,783,625	—	1,358,642,548
Total Preferred Stock*	—	20,786,995	—	20,786,995
Total Short-Term Investment*	—	24,810,750	—	24,810,750
Total Securities Lending Reinvestments*	—	87,103,480	—	87,103,480
Total Investments	$732,858,923	$758,484,850	$—	$1,491,343,773

Collateral for Securities Loaned (Liability)	$—	$(87,053,508)	$—	$(87,053,508)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-267

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—21.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—21.6%
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR) (a)	7,396,096	$9,211,456
France Government Bond OAT 0.250%, 07/25/24 (EUR) (a)	9,017,702	11,419,532
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (a)	5,259,314	6,413,526
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	10,017,623	20,269,527

Total Foreign Government (Cost $45,255,453)		47,314,041

Common Stocks—16.4%

Aerospace & Defense—0.2%
Arconic, Inc.	741	16,309
BAE Systems plc	4,240	34,777
Boeing Co. (The)	71	26,405
Bombardier, Inc. - Class B (b)	9,730	34,652
CAE, Inc.	1,588	32,236
Elbit Systems, Ltd.	530	67,135
General Dynamics Corp.	86	17,606
Harris Corp.	173	29,273
Huntington Ingalls Industries, Inc.	66	16,901
L3 Technologies, Inc.	98	20,837
Leonardo S.p.A.	1,580	19,042
Lockheed Martin Corp.	59	20,412
Northrop Grumman Corp.	68	21,581
Raytheon Co.	84	17,359
Rockwell Collins, Inc.	177	24,863
Safran S.A.	175	24,492
Thales S.A.	286	40,600
TransDigm Group, Inc. (b)	85	31,645
United Technologies Corp.	153	21,391

		517,516

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	211	20,661
Deutsche Post AG	629	22,430
Expeditors International of Washington, Inc.	329	24,191
FedEx Corp.	94	22,634
Yamato Holdings Co., Ltd.	800	24,565

		114,481

Airlines—0.1%
Alaska Air Group, Inc.	180	12,395
American Airlines Group, Inc.	353	14,589
Delta Air Lines, Inc.	247	14,284
International Consolidated Airlines Group S.A. - Class DI	2,843	24,331
Ryanair Holdings plc (ADR) (b)	645	61,946
Singapore Airlines, Ltd.	4,000	28,492
Southwest Airlines Co.	310	19,359
United Continental Holdings, Inc. (b)	260	23,156

		198,552

Auto Components—0.1%
Aptiv plc	206	17,283
BorgWarner, Inc.	411	17,582
Goodyear Tire & Rubber Co. (The)	233	5,450
Linamar Corp.	505	23,267
Magna International, Inc.	703	36,928
Minth Group, Ltd.	6,000	24,534
Nokian Renkaat Oyj	1,177	48,167

		173,211

Automobiles—0.1%
Daimler AG	504	31,749
Ferrari NV	424	58,200
Fiat Chrysler Automobiles NV (b)	2,298	40,297
General Motors Co.	445	14,983
Harley-Davidson, Inc.	249	11,280
Honda Motor Co., Ltd.	300	9,082

		165,591

Banks—0.5%
ABN AMRO Group NV	1,412	38,438
AIB Group plc	5,122	26,224
Banco Bilbao Vizcaya Argentaria S.A.	3,372	21,320
Banco de Sabadell S.A.	6,053	9,393
Bank Hapoalim B.M.	6,281	45,908
Bank Leumi Le-Israel B.M.	6,506	42,852
Bank of America Corp.	695	20,475
Bank of East Asia, Ltd. (The)	6,400	23,733
Bank of Ireland Group plc	5,382	41,206
Bank of Montreal	331	27,302
Bank of Nova Scotia (The)	409	24,379
Bankinter S.A.	3,025	27,856
BB&T Corp.	363	17,620
BOC Hong Kong Holdings, Ltd.	2,000	9,445
Canadian Imperial Bank of Commerce	295	27,642
Comerica, Inc.	216	19,483
Commonwealth Bank of Australia	245	12,642
Danske Bank A/S	1,367	35,864
DBS Group Holdings, Ltd.	600	11,420
DNB ASA	2,129	44,793
Erste Group Bank AG (b)	552	22,896
Fifth Third Bancorp	693	19,348
Fukuoka Financial Group, Inc.	400	11,001
Hang Seng Bank, Ltd.	1,000	27,012
Huntington Bancshares, Inc.	1,176	17,546
ING Groep NV	1,800	23,336
Intesa Sanpaolo S.p.A.	7,154	18,208
Japan Post Bank Co., Ltd.	1,800	21,276
KBC Group NV	400	29,737
KeyCorp	1,042	20,725
Mitsubishi UFJ Financial Group, Inc.	3,700	23,031
Mizrahi Tefahot Bank, Ltd.	2,557	44,756
Mizuho Financial Group, Inc.	11,700	20,402
People’s United Financial, Inc.	1,114	19,072
Raiffeisen Bank International AG	1,007	28,957

BHFTI-268

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Regions Financial Corp.	1,152	$21,139
Royal Bank of Canada	347	27,816
Skandinaviska Enskilda Banken AB - Class A	312	3,480
Sumitomo Mitsui Financial Group, Inc.	500	20,181
SunTrust Banks, Inc.	236	15,762
Suruga Bank, Ltd.	900	4,499
Toronto-Dominion Bank (The)	500	30,384
U.S. Bancorp	317	16,741
Zions Bancorp	255	12,788

		1,028,088

Beverages—0.3%
Anheuser-Busch InBev S.A.	432	37,808
Asahi Group Holdings, Ltd.	600	26,011
Brown-Forman Corp. - Class B	771	38,974
Carlsberg A/S - Class B	658	78,899
Coca-Cola Amatil, Ltd.	5,567	39,278
Coca-Cola Co. (The)	653	30,162
Coca-Cola European Partners plc	303	13,777
Constellation Brands, Inc. - Class A	167	36,009
Davide Campari-Milano S.p.A.	4,531	38,573
Diageo plc	882	31,235
Heineken Holding NV	402	36,401
Heineken NV	359	33,615
Keurig Dr Pepper, Inc.	851	19,718
Kirin Holdings Co., Ltd.	1,000	25,624
Molson Coors Brewing Co. - Class B	643	39,545
Monster Beverage Corp. (b)	660	38,465
PepsiCo, Inc.	297	33,205
Pernod-Ricard S.A.	257	42,160
Remy Cointreau S.A.	348	45,325
Suntory Beverage & Food, Ltd.	600	25,357
Treasury Wine Estates, Ltd.	3,976	50,017

		760,158

Biotechnology—0.2%
AbbVie, Inc.	212	20,051
Alexion Pharmaceuticals, Inc. (b)	119	16,542
Amgen, Inc.	95	19,693
Biogen, Inc. (b)	61	21,552
Celgene Corp. (b)	136	12,171
CSL, Ltd.	380	54,945
Genmab A/S (b)	125	19,647
Gilead Sciences, Inc.	214	16,523
Grifols S.A.	3,073	86,461
Incyte Corp. (b)	154	10,638
Regeneron Pharmaceuticals, Inc. (b)	31	12,525
Shire plc	597	36,018
Vertex Pharmaceuticals, Inc. (b)	89	17,154

		343,920

Building Products—0.0%
A.O. Smith Corp.	243	12,969
Allegion plc	164	14,854
Assa Abloy AB - Class B	828	16,644
Fortune Brands Home & Security, Inc.	362	18,954

Building Products—(Continued)
Johnson Controls International plc	346	12,110
Masco Corp.	257	9,406

		84,937

Capital Markets—0.1%
Affiliated Managers Group, Inc.	109	14,902
Bank of New York Mellon Corp. (The)	286	14,583
Cboe Global Markets, Inc.	158	15,162
CME Group, Inc.	120	20,425
Daiwa Securities Group, Inc.	3,000	18,211
Deutsche Boerse AG	304	40,732
E*Trade Financial Corp. (b)	295	15,455
Franklin Resources, Inc.	558	16,969
Intercontinental Exchange, Inc.	225	16,850
Invesco, Ltd.	557	12,744
Moody’s Corp.	117	19,562
Northern Trust Corp.	175	17,873
Raymond James Financial, Inc.	184	16,937
T. Rowe Price Group, Inc.	162	17,687
UBS Group AG (b)	1,516	23,909

		282,001

Chemicals—0.8%
Air Liquide S.A.	481	63,178
Air Products & Chemicals, Inc.	274	45,772
Air Water, Inc.	1,400	25,696
Akzo Nobel NV	434	40,578
Albemarle Corp.	342	34,125
Arkema S.A.	326	40,330
CF Industries Holdings, Inc.	1,024	55,747
Chr Hansen Holding A/S	1,203	121,977
Clariant AG (b)	112	2,912
Croda International plc	618	41,848
DowDuPont, Inc.	393	25,274
Eastman Chemical Co.	359	34,363
Ecolab, Inc.	287	44,996
EMS-Chemie Holding AG	59	35,129
FMC Corp.	454	39,580
Frutarom Industries, Ltd.	518	53,612
Givaudan S.A.	20	49,131
International Flavors & Fragrances, Inc.	298	41,458
Israel Chemicals, Ltd.	12,542	76,767
Johnson Matthey plc	683	31,669
JSR Corp.	1,400	26,133
K&S AG	1,438	30,180
Kaneka Corp.	600	27,722
Koninklijke DSM NV	655	69,371
Kuraray Co., Ltd.	1,200	18,043
LyondellBasell Industries NV - Class A	401	41,107
Mitsubishi Gas Chemical Co., Inc.	800	17,031
Mosaic Co. (The)	1,543	50,117
Novozymes A/S - B Shares	1,290	70,664
Nutrien, Ltd.	368	21,248
PPG Industries, Inc.	292	31,866
Praxair, Inc.	274	44,040
Sherwin-Williams Co. (The)	95	43,245

BHFTI-269

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Shin-Etsu Chemical Co., Ltd.	300	$26,574
Sika AG	360	52,350
Solvay S.A.	361	48,361
Sumitomo Chemical Co., Ltd.	4,000	23,410
Symrise AG	638	58,212
Teijin, Ltd.	1,000	19,182
Toray Industries, Inc.	3,000	22,540
Umicore S.A.	1,214	67,817
Yara International ASA	1,630	79,889

		1,793,244

Commercial Services & Supplies—0.1%
Brambles, Ltd.	3,912	30,825
Cintas Corp.	142	28,089
ISS A/S	666	23,407
Republic Services, Inc.	273	19,836
Stericycle, Inc. (b)	397	23,296
Waste Management, Inc.	249	22,500

		147,953

Communications Equipment—0.1%
Cisco Systems, Inc.	486	23,644
F5 Networks, Inc. (b)	147	29,315
Juniper Networks, Inc.	721	21,608
Motorola Solutions, Inc.	189	24,596
Nokia Oyj	14,804	82,104
Telefonaktiebolaget LM Ericsson - B Shares	12,906	114,274

		295,541

Construction & Engineering—0.0%
Fluor Corp.	307	17,837
Jacobs Engineering Group, Inc.	214	16,371
Quanta Services, Inc. (b)	327	10,915
SNC-Lavalin Group, Inc.	718	29,278

		74,401

Construction Materials—0.1%
CRH plc	1,161	37,954
Fletcher Building, Ltd. (b)	13,138	56,541
HeidelbergCement AG	380	29,703
Imerys S.A.	48	3,544
Martin Marietta Materials, Inc.	206	37,482
Vulcan Materials Co.	344	38,253

		203,477

Consumer Finance—0.0%
Synchrony Financial	391	12,152

Containers & Packaging—0.2%
Amcor, Ltd.	4,264	42,071
Avery Dennison Corp.	416	45,074
Ball Corp.	973	42,802
CCL Industries, Inc. - Class B	629	28,352
International Paper Co.	780	38,337
Packaging Corp. of America	326	35,759

Containers & Packaging—(Continued)
Sealed Air Corp.	996	39,989
Smurfit Kappa Group plc	1,071	42,346
WestRock Co.	609	32,545

		347,275

Distributors—0.0%
Genuine Parts Co.	133	13,220
Jardine Cycle & Carriage, Ltd.	2,300	53,801
LKQ Corp. (b)	423	13,397

		80,418

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	14,238
H&R Block, Inc.	576	14,832

		29,070

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	88	18,842
Groupe Bruxelles Lambert S.A.	173	18,124
Industrivarden AB - C Shares	1,131	25,108
Investor AB - B Shares	527	24,332
Jefferies Financial Group, Inc.	764	16,777
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	24,140
Wendel S.A.	193	28,706

		156,029

Diversified Telecommunication Services—1.5%
AT&T, Inc.	10,253	344,296
BCE, Inc.	2,268	91,886
Bezeq The Israeli Telecommunication Corp., Ltd.	91,884	105,604
BT Group plc	26,488	77,709
CenturyLink, Inc.	18,405	390,186
Deutsche Telekom AG	4,128	66,522
Elisa Oyj	1,913	81,137
HKT Trust & HKT, Ltd.	108,000	148,476
Iliad S.A.	493	64,352
Koninklijke KPN NV	31,694	83,592
Nippon Telegraph & Telephone Corp.	1,800	81,311
Orange S.A.	3,560	56,712
PCCW, Ltd.	217,000	126,423
Proximus SADP	4,141	98,942
Singapore Telecommunications, Ltd.	47,100	111,513
Spark New Zealand, Ltd.	41,416	111,162
Swisscom AG	312	141,592
Telecom Italia S.p.A. (b)	62,166	37,674
Telecom Italia S.p.A. - Risparmio Shares	76,475	41,066
Telefonica Deutschland Holding AG	14,420	60,959
Telefonica S.A.	7,090	55,877
Telenor ASA	4,744	92,733
Telia Co. AB	11,964	54,914
Telstra Corp., Ltd.	34,994	80,695
TELUS Corp.	1,830	67,453
TPG Telecom, Ltd.	21,051	129,651
United Internet AG	997	47,171
Verizon Communications, Inc.	6,335	338,226

		3,187,834

BHFTI-270

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—1.1%
Alliant Energy Corp.	1,562	$66,494
American Electric Power Co., Inc.	709	50,254
AusNet Services	74,249	87,432
Chubu Electric Power Co., Inc.	2,300	34,790
Chugoku Electric Power Co., Inc. (The)	5,300	68,103
CK Infrastructure Holdings, Ltd.	11,000	87,135
CLP Holdings, Ltd.	9,500	111,181
Duke Energy Corp.	664	53,133
Edison International	848	57,393
EDP - Energias de Portugal S.A.	19,813	73,180
Electricite de France S.A.	3,815	66,931
Emera, Inc.	1,377	42,814
Endesa S.A.	2,576	55,619
Enel S.p.A.	11,684	59,705
Entergy Corp.	669	54,276
Evergy, Inc.	785	43,112
Eversource Energy	1,145	70,349
Exelon Corp.	1,190	51,955
FirstEnergy Corp.	1,409	52,373
Fortis, Inc.	1,364	44,226
Fortum Oyj	3,905	97,883
HK Electric Investments & HK Electric Investments, Ltd.	102,500	103,447
Hydro One, Ltd.	2,467	37,512
Iberdrola S.A.	7,486	54,843
Kansai Electric Power Co., Inc. (The)	3,200	48,222
Kyushu Electric Power Co., Inc.	4,500	54,303
NextEra Energy, Inc.	341	57,152
Orsted A/S	1,916	130,096
PG&E Corp.	1,182	54,384
Pinnacle West Capital Corp.	908	71,896
Power Assets Holdings, Ltd.	7,500	52,094
PPL Corp.	2,238	65,484
Red Electrica Corp. S.A.	1,648	34,442
Southern Co. (The)	1,002	43,687
SSE plc	3,302	49,296
Terna Rete Elettrica Nazionale S.p.A.	13,306	70,918
Tohoku Electric Power Co., Inc.	4,300	58,356
Tokyo Electric Power Co. Holdings, Inc. (b)	10,700	52,529
Xcel Energy, Inc.	1,254	59,201

		2,426,200

Electrical Equipment—0.1%
ABB, Ltd.	1,108	26,218
AMETEK, Inc.	263	20,809
Eaton Corp. plc	241	20,902
Emerson Electric Co.	316	24,199
Melrose Industries plc	7,129	18,546
Prysmian S.p.A.	1,058	24,563
Rockwell Automation, Inc.	79	14,814
Siemens Gamesa Renewable Energy S.A. (b)	1,609	20,310
Vestas Wind Systems A/S	324	21,884

		192,245

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	286	26,890
Corning, Inc.	679	23,969

Electronic Equipment, Instruments & Components—(Continued)
FLIR Systems, Inc.	418	25,694
Hamamatsu Photonics KK	500	19,912
Hexagon AB - B Shares	1,299	76,064
Hirose Electric Co., Ltd.	210	22,915
Ingenico Group S.A.	566	43,004
Keyence Corp.	26	15,084
TE Connectivity, Ltd.	255	22,422
Venture Corp., Ltd.	8,400	108,250

		384,204

Energy Equipment & Services—0.1%
Baker Hughes a GE Co.	651	22,023
Halliburton Co.	527	21,359
Helmerich & Payne, Inc.	506	34,798
John Wood Group plc	2,853	28,692
National Oilwell Varco, Inc.	669	28,821
Schlumberger, Ltd.	385	23,454
TechnipFMC plc	1,045	32,656
Tenaris S.A.	3,811	63,930

		255,733

Entertainment—0.0%
Activision Blizzard, Inc.	316	26,288
Twenty-First Century Fox, Inc. - Class A	340	15,752
UBISOFT Entertainment S.A. (b)	228	24,674
Viacom, Inc. - Class B	355	11,985
Walt Disney Co. (The)	129	15,085

		93,784

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	140	17,611
American Tower Corp.	81	11,769
Apartment Investment & Management Co. - Class A	320	14,122
AvalonBay Communities, Inc.	72	13,043
CapitaLand Mall Trust	16,900	27,519
Covivio	212	22,083
Crown Castle International Corp.	132	14,696
Digital Realty Trust, Inc.	95	10,686
Duke Realty Corp.	426	12,086
Equinix, Inc.	13	5,628
Equity Residential	312	20,673
Essex Property Trust, Inc.	49	12,089
Extra Space Storage, Inc.	152	13,169
Federal Realty Investment Trust	179	22,638
Gecina S.A.	143	23,877
GPT Group (The)	7,625	28,632
H&R Real Estate Investment Trust	1,522	23,414
HCP, Inc.	366	9,633
Host Hotels & Resorts, Inc.	799	16,859
Iron Mountain, Inc.	226	7,801
Kimco Realty Corp.	1,261	21,109
Klepierre SA	281	9,956
Macerich Co. (The)	190	10,505
Mid-America Apartment Communities, Inc.	203	20,337
Mirvac Group	7,066	12,308
Nippon Prologis REIT, Inc.	7	13,856

BHFTI-271

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
ProLogis, Inc.	224	$15,185
Public Storage	65	13,106
Realty Income Corp.	243	13,824
Regency Centers Corp.	217	14,033
Scentre Group	5,107	14,596
SL Green Realty Corp.	119	11,606
Suntec Real Estate Investment Trust	23,500	33,166
UDR, Inc.	346	13,989
Ventas, Inc.	163	8,864
Vicinity Centres	10,867	20,578
Vornado Realty Trust	240	17,520
Welltower, Inc.	160	10,291
Weyerhaeuser Co.	560	18,071

		620,928

Food & Staples Retailing—0.5%
Aeon Co., Ltd.	1,800	43,375
Alimentation Couche-Tard, Inc. - Class B	1,157	57,875
Carrefour S.A.	1,626	31,148
Colruyt S.A.	1,368	77,373
Costco Wholesale Corp.	182	42,748
Dairy Farm International Holdings, Ltd.	10,100	90,882
Empire Co., Ltd.	3,656	66,630
FamilyMart UNY Holdings Co., Ltd.	400	41,537
George Weston, Ltd.	591	44,735
ICA Gruppen AB	1,498	47,539
J Sainsbury plc	7,199	30,169
Jeronimo Martins SGPS S.A.	2,761	40,662
Koninklijke Ahold Delhaize NV	1,317	30,198
Kroger Co. (The)	1,260	36,679
Loblaw Cos., Ltd.	902	46,341
METRO AG	3,238	50,735
Metro, Inc.	1,668	51,887
Sysco Corp.	505	36,991
Walgreens Boots Alliance, Inc.	460	33,534
Walmart, Inc.	388	36,437
Wesfarmers, Ltd.	1,351	48,669
WM Morrison Supermarkets plc	7,958	26,893
Woolworths Group, Ltd.	2,362	47,814

		1,060,851

Food Products—0.7%
a2 Milk Co., Ltd. (b)	7,178	53,526
Ajinomoto Co., Inc.	1,300	22,310
Archer-Daniels-Midland Co.	800	40,216
Associated British Foods plc	716	21,366
Barry Callebaut AG	22	41,646
Campbell Soup Co.	1,160	42,491
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	9	63,068
Conagra Brands, Inc.	1,293	43,923
Danone S.A.	490	37,934
General Mills, Inc.	965	41,418
Golden Agri-Resources, Ltd.	341,900	62,472
Hershey Co. (The)	505	51,510
Hormel Foods Corp.	1,248	49,171
J.M. Smucker Co. (The)	447	45,867
Kellogg Co.	573	40,122
Kerry Group plc - Class A	960	106,117

Security Description	Shares	Value

Food Products—(Continued)
Kikkoman Corp.	500	$29,754
Kraft Heinz Co. (The)	638	35,160
Marine Harvest ASA	3,770	87,336
McCormick & Co., Inc.	415	54,676
Mondelez International, Inc. - Class A	799	34,325
Nestle S.A.	374	31,157
NH Foods, Ltd.	500	18,460
Nisshin Seifun Group, Inc.	1,800	39,454
Nissin Foods Holdings Co., Ltd.	500	34,368
Orkla ASA	9,163	77,411
Saputo, Inc.	1,196	35,575
Toyo Suisan Kaisha, Ltd.	900	34,896
Tyson Foods, Inc. - Class A	579	34,468
WH Group, Ltd.	63,000	44,368
Wilmar International, Ltd.	25,100	59,037
Yamazaki Baking Co., Ltd.	891	17,836

		1,431,438

Gas Utilities—0.2%
APA Group	8,017	57,993
Hong Kong & China Gas Co., Ltd.	39,930	79,029
Naturgy Energy Group S.A.	1,368	37,340
Osaka Gas Co., Ltd.	2,600	50,715
Toho Gas Co., Ltd.	2,400	91,320
Tokyo Gas Co., Ltd.	2,200	54,078

		370,475

Health Care Equipment & Supplies—0.5%
Abbott Laboratories	415	30,444
Baxter International, Inc.	327	25,208
Becton Dickinson & Co.	118	30,798
BioMerieux	570	47,488
Boston Scientific Corp. (b)	655	25,218
Cochlear, Ltd.	450	65,633
Coloplast A/S - Class B	309	31,578
ConvaTec Group plc	9,121	27,604
Cooper Cos., Inc. (The)	107	29,655
CYBERDYNE, Inc. (b)	1,700	13,424
DENTSPLY SIRONA, Inc.	281	10,605
Edwards Lifesciences Corp. (b)	178	30,990
Essilor International Cie Generale d’Optique S.A.	379	56,043
Fisher & Paykel Healthcare Corp., Ltd.	9,553	95,303
Hologic, Inc. (b)	441	18,072
IDEXX Laboratories, Inc. (b)	65	16,228
Intuitive Surgical, Inc. (b)	47	26,978
Koninklijke Philips NV	1,781	81,114
Medtronic plc	184	18,100
Siemens Healthineers AG (b)	779	34,256
Smith & Nephew plc	3,434	62,582
Sonova Holding AG	316	62,873
Straumann Holding AG	36	27,060
Stryker Corp.	116	20,611
Terumo Corp.	800	47,397
Varian Medical Systems, Inc. (b)	180	20,147
William Demant Holding A/S (b)	1,180	44,312
Zimmer Biomet Holdings, Inc.	155	20,378

		1,020,099

BHFTI-272

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.4%
Aetna, Inc.	147	$29,819
Alfresa Holdings Corp.	1,400	37,465
AmerisourceBergen Corp.	202	18,628
Anthem, Inc.	103	28,227
Cardinal Health, Inc.	267	14,418
Centene Corp. (b)	154	22,296
Cigna Corp.	108	22,491
CVS Health Corp.	375	29,520
DaVita, Inc. (b)	248	17,764
Envision Healthcare Corp. (b)	481	21,996
Express Scripts Holding Co. (b)	249	23,658
Fresenius Medical Care AG & Co. KGaA	367	37,742
Fresenius SE & Co. KGaA	626	45,964
HCA Healthcare, Inc.	219	30,467
Healthscope, Ltd.	23,317	35,352
Henry Schein, Inc. (b)	196	16,666
Humana, Inc.	79	26,743
Laboratory Corp. of America Holdings (b)	149	25,878
McKesson Corp.	99	13,132
Mediclinic International plc	7,174	40,068
Medipal Holdings Corp.	1,700	35,482
NMC Health plc	686	30,331
Quest Diagnostics, Inc.	205	22,122
Ramsay Health Care, Ltd.	1,232	48,910
Ryman Healthcare, Ltd.	11,793	109,422
Sonic Healthcare, Ltd.	3,593	64,903
Suzuken Co., Ltd.	700	33,206
UnitedHealth Group, Inc.	101	26,870
Universal Health Services, Inc. - Class B	172	21,989

		931,529

Health Care Technology—0.0%
Cerner Corp. (b)	294	18,937
M3, Inc.	1,200	27,209

		46,146

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure, Ltd.	2,143	43,812
Carnival Corp.	294	18,748
Carnival plc	587	36,460
Chipotle Mexican Grill, Inc. (b)	41	18,635
Compass Group plc	1,704	37,888
Darden Restaurants, Inc.	178	19,792
Domino’s Pizza Enterprises, Ltd.	703	27,125
Flight Centre Travel Group, Ltd.	996	38,118
Genting Singapore, Ltd.	58,600	45,360
Marriott International, Inc. - Class A	134	17,692
McDonald’s Corp.	115	19,238
McDonald’s Holdings Co. Japan, Ltd.	700	30,713
MGM Resorts International	360	10,048
Norwegian Cruise Line Holdings, Ltd. (b)	239	13,726
Oriental Land Co., Ltd.	300	31,372
Paddy Power Betfair plc	819	69,885
Restaurant Brands International, Inc.	528	31,264
Royal Caribbean Cruises, Ltd.	80	10,395
Shangri-La Asia, Ltd.	14,000	20,807
SJM Holdings, Ltd.	26,000	23,705

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Sodexo S.A.	284	$30,081
Starbucks Corp.	289	16,427
Tabcorp Holdings, Ltd.	13,014	45,698
Wynn Macau, Ltd.	9,200	20,859
Yum! Brands, Inc.	224	20,364

		698,212

Household Durables—0.1%
Electrolux AB - Series B	1,406	30,928
Husqvarna AB - B Shares	4,333	36,847
Leggett & Platt, Inc.	284	12,436
Lennar Corp. - Class A	222	10,365
Mohawk Industries, Inc. (b)	93	16,308
Newell Brands, Inc.	468	9,500
Rinnai Corp.	100	7,610
Sekisui Chemical Co., Ltd.	1,100	20,297
Techtronic Industries Co., Ltd.	8,500	54,308

		198,599

Household Products—0.1%
Church & Dwight Co., Inc.	938	55,689
Clorox Co. (The)	330	49,635
Colgate-Palmolive Co.	528	35,350
Essity AB - Class B	1,332	33,454
Henkel AG & Co. KGaA	377	40,039
Kimberly-Clark Corp.	374	42,501
Procter & Gamble Co. (The)	415	34,540
Reckitt Benckiser Group plc	343	31,335

		322,543

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	4,275	59,850
Electric Power Development Co., Ltd.	1,600	44,279
Meridian Energy, Ltd.	48,700	106,047
NRG Energy, Inc.	1,322	49,443
Uniper SE	1,946	59,840

		319,459

Industrial Conglomerates—0.1%
3M Co.	82	17,278
CK Hutchison Holdings, Ltd.	3,500	40,131
General Electric Co.	529	5,972
Jardine Matheson Holdings, Ltd.	800	50,195
Jardine Strategic Holdings, Ltd.	1,200	43,557
Keihan Holdings Co., Ltd.	800	30,557
Keppel Corp., Ltd.	7,100	36,131
NWS Holdings, Ltd.	16,000	31,636
Roper Technologies, Inc.	75	22,216
Smiths Group plc	1,278	24,910

		302,583

Insurance—0.5%
Admiral Group plc	1,054	28,551
Aflac, Inc.	367	17,275
Ageas	802	43,105
Allianz SE	124	27,623

BHFTI-273

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
American International Group, Inc.	258	$13,736
Aon plc	120	18,454
Arthur J. Gallagher & Co.	299	22,258
Assurant, Inc.	156	16,840
Baloise Holding AG	217	33,064
Chubb, Ltd.	124	16,571
Cincinnati Financial Corp.	244	18,742
CNP Assurances	1,135	27,335
Dai-ichi Life Holdings, Inc.	1,200	24,982
Everest Re Group, Ltd.	65	14,850
Fairfax Financial Holdings, Ltd.	55	29,881
Gjensidige Forsikring ASA	2,264	38,161
Hannover Rueck SE	299	42,234
Hartford Financial Services Group, Inc. (The)	341	17,036
Japan Post Holdings Co., Ltd.	1,800	21,418
Lincoln National Corp.	200	13,532
Manulife Financial Corp.	1,399	25,009
Mapfre S.A.	9,402	29,334
Marsh & McLennan Cos., Inc.	217	17,950
Medibank Private, Ltd.	7,000	14,723
MS&AD Insurance Group Holdings, Inc.	700	23,307
NN Group NV	1,063	47,354
Principal Financial Group, Inc.	264	15,468
Progressive Corp. (The)	304	21,596
Prudential Financial, Inc.	155	15,705
Sampo Oyj - A Shares	1,108	57,326
SCOR SE	737	34,207
Sompo Holdings, Inc.	600	25,553
Sony Financial Holdings, Inc.	1,300	28,655
Swiss Life Holding AG (b)	71	26,883
T&D Holdings, Inc.	1,400	23,102
Tokio Marine Holdings, Inc.	500	24,811
Torchmark Corp.	194	16,818
Travelers Cos., Inc. (The)	119	15,435
Tryg A/S	2,429	60,454
Unum Group	352	13,753

		1,023,091

Interactive Media & Services—0.1%
Alphabet, Inc. - Class A (b)	19	22,934
Auto Trader Group plc	15,413	89,717
REA Group, Ltd.	1,302	80,845
TripAdvisor, Inc. (b)	376	19,202

		212,698

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (b)	9	18,027
Booking Holdings, Inc. (b)	8	15,872
Delivery Hero AG (b)	921	44,268
eBay, Inc. (b)	633	20,902
Expedia Group, Inc.	63	8,220
Zalando SE (b)	269	10,457

		117,746

Security Description	Shares	Value

IT Services—0.4%
Accenture plc - Class A	119	$20,254
Akamai Technologies, Inc. (b)	235	17,190
Alliance Data Systems Corp.	84	19,837
Amadeus IT Group S.A.	1,525	141,513
Atos SE	411	48,846
Automatic Data Processing, Inc.	159	23,955
Capgemini SE	365	45,936
CGI Group, Inc. - Class A (b)	1,295	83,496
Cognizant Technology Solutions Corp. - Class A	236	18,207
Computershare, Ltd.	7,589	109,020
Fidelity National Information Services, Inc.	196	21,378
Fiserv, Inc. (b)	322	26,526
Global Payments, Inc.	163	20,766
International Business Machines Corp.	103	15,575
MasterCard, Inc. - Class A	94	20,925
Nomura Research Institute, Ltd.	300	15,141
NTT Data Corp.	2,000	27,695
Obic Co., Ltd.	300	28,362
Otsuka Corp.	800	29,860
Paychex, Inc.	297	21,874
PayPal Holdings, Inc. (b)	208	18,271
Shopify, Inc. - Class A (b)	233	38,297
Total System Services, Inc.	244	24,093
VeriSign, Inc. (b)	148	23,698
Visa, Inc. - Class A	130	19,512
Western Union Co. (The)	937	17,859
Wirecard AG	277	59,988

		958,074

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	900	34,971
Hasbro, Inc.	140	14,717
Mattel, Inc.	1,084	17,019
Sankyo Co., Ltd.	700	27,389

		94,096

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	374	26,382
Eurofins Scientific SE	89	50,453
Illumina, Inc. (b)	72	26,428
IQVIA Holdings, Inc. (b)	59	7,655
Lonza Group AG (b)	193	65,814
PerkinElmer, Inc.	295	28,694
QIAGEN NV (b)	948	35,881
Thermo Fisher Scientific, Inc.	100	24,408
Waters Corp. (b)	104	20,247

		285,962

Machinery—0.3%
Alfa Laval AB	1,206	32,658
Andritz AG	697	40,664
Caterpillar, Inc.	163	24,856
CNH Industrial NV	3,501	41,991
Cummins, Inc.	142	20,742
Dover Corp.	246	21,778
Flowserve Corp.	254	13,891

BHFTI-274

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll-Rand plc	210	$21,483
Kawasaki Heavy Industries, Ltd.	400	11,283
Kone Oyj - Class B	580	30,965
Kurita Water Industries, Ltd.	900	26,201
MAN SE	343	37,298
Metso Oyj	803	28,372
PACCAR, Inc.	104	7,092
Parker-Hannifin Corp.	111	20,416
Pentair plc	240	10,404
Sandvik AB	1,688	29,959
Schindler Holding AG	145	34,955
Schindler Holding AG (Participation Certificate)	131	32,617
SKF AB - B Shares	1,179	23,234
Snap-on, Inc.	113	20,747
Stanley Black & Decker, Inc.	134	19,623
Sumitomo Heavy Industries, Ltd.	740	26,409
Volvo AB - B Shares	1,271	22,446
Wartsila Oyj Abp	1,698	33,099
Xylem, Inc.	298	23,801
Yangzijiang Shipbuilding Holdings, Ltd.	30,587	27,644

		684,628

Marine—0.0%
AP Moller - Maersk A/S - Class A	15	19,663
AP Moller - Maersk A/S - Class B	15	21,052
Kuehne & Nagel International AG	191	30,234

		70,949

Media—0.2%
Altice USA, Inc. - Class A	615	11,156
CBS Corp. - Class B	157	9,020
Charter Communications, Inc. - Class A (b)	22	7,169
Comcast Corp. - Class A	495	17,528
Discovery, Inc. - Class A (b)	626	20,032
Discovery, Inc. - Class C (b)	380	11,240
DISH Network Corp. - Class A (b)	315	11,264
Informa plc	4,220	41,883
Interpublic Group of Cos., Inc. (The)	639	14,614
News Corp. - Class A	1,215	16,026
Omnicom Group, Inc.	164	11,155
Pearson plc	3,150	36,473
Schibsted ASA - B Shares	2,038	70,625
SES S.A.	1,955	42,883
Shaw Communications, Inc. - Class B	2,047	39,889
Singapore Press Holdings, Ltd.	34,400	72,198
Telenet Group Holding NV (b)	1,334	73,446

		506,601

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	631	21,554
Antofagasta plc	2,184	24,281
ArcelorMittal	1,112	34,480
BHP Billiton, Ltd.	1,266	31,514
Boliden AB	1,530	42,592
First Quantum Minerals, Ltd.	1,606	18,290

Metals & Mining—(Continued)
Freeport-McMoRan, Inc.	2,373	33,032
Fresnillo plc	497	5,312
Hitachi Metals, Ltd.	400	4,953
Maruichi Steel Tube, Ltd.	800	26,086
Newmont Mining Corp.	1,642	49,588
Nippon Steel & Sumitomo Metal Corp.	700	14,807
Norsk Hydro ASA	6,064	36,401
Nucor Corp.	593	37,626
Randgold Resources, Ltd.	277	19,647
Rio Tinto plc	184	9,283
Voestalpine AG	975	44,550
Wheaton Precious Metals Corp.	1,168	20,437

		474,433

Multi-Utilities—0.6%
AGL Energy, Ltd.	5,336	75,367
Ameren Corp.	966	61,071
Atco, Ltd. - Class I	1,185	34,633
Canadian Utilities, Ltd. - Class A	3,274	80,503
CenterPoint Energy, Inc.	2,614	72,277
Centrica plc	27,937	56,353
CMS Energy Corp.	1,205	59,045
Consolidated Edison, Inc.	792	60,343
Dominion Energy, Inc.	937	65,852
DTE Energy Co.	593	64,714
E.ON SE	5,599	57,076
Engie S.A.	3,139	46,109
Innogy SE (b)	1,486	63,063
National Grid plc	6,090	62,796
NiSource, Inc.	2,195	54,699
Public Service Enterprise Group, Inc.	1,131	59,706
RWE AG	2,029	50,049
SCANA Corp.	1,546	60,124
Sempra Energy	467	53,121
Suez	2,981	42,328
Veolia Environnement S.A.	2,395	47,775
WEC Energy Group, Inc.	955	63,756

		1,290,760

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	369	43,235
Dollar General Corp.	210	22,953
Dollar Tree, Inc. (b)	182	14,842
Dollarama, Inc.	1,089	34,306
Harvey Norman Holdings, Ltd.	10,455	26,602
Kohl’s Corp.	254	18,936
Macy’s, Inc.	578	20,074
Marks & Spencer Group plc	7,716	29,014
Nordstrom, Inc.	387	23,146
Target Corp.	251	22,141

		255,249

Oil, Gas & Consumable Fuels—1.3%
Aker BP ASA	1,124	47,698
Anadarko Petroleum Corp.	522	35,188
Andeavor	271	41,599

BHFTI-275

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Apache Corp.	675	$32,177
BP plc	4,303	33,014
Cabot Oil & Gas Corp.	1,136	25,583
Caltex Australia, Ltd.	3,390	73,268
Canadian Natural Resources, Ltd.	758	24,765
Chevron Corp.	223	27,268
Cimarex Energy Co.	339	31,507
Concho Resources, Inc. (b)	239	36,507
ConocoPhillips	517	40,016
Devon Energy Corp.	750	29,955
Enagas S.A.	3,754	101,333
Eni S.p.A.	3,981	75,083
EOG Resources, Inc.	272	34,699
EQT Corp.	508	22,469
Equinor ASA	2,345	66,103
Exxon Mobil Corp.	297	25,251
Galp Energia SGPS S.A.	5,386	106,801
Hess Corp.	588	42,089
Idemitsu Kosan Co., Ltd.	1,900	100,497
Inpex Corp.	6,000	74,681
Inter Pipeline, Ltd.	1,252	21,712
JXTG Holdings, Inc.	12,800	96,539
Kinder Morgan, Inc.	1,283	22,748
Koninklijke Vopak NV	3,098	152,568
Lundin Petroleum AB	3,159	120,578
Marathon Oil Corp.	1,445	33,640
Marathon Petroleum Corp.	385	30,788
Neste Oyj	1,769	146,077
Newfield Exploration Co. (b)	796	22,949
Noble Energy, Inc.	866	27,011
Occidental Petroleum Corp.	418	34,347
Oil Search, Ltd.	10,238	66,522
OMV AG	1,459	81,902
ONEOK, Inc.	538	36,471
Origin Energy, Ltd. (b)	8,213	48,795
Phillips 66	289	32,576
Pioneer Natural Resources Co.	166	28,916
Repsol S.A.	4,158	82,861
Royal Dutch Shell plc - A Shares	1,973	67,729
Royal Dutch Shell plc - B Shares	1,809	63,307
Santos, Ltd.	10,900	56,981
Showa Shell Sekiyu KK	6,200	131,376
Snam S.p.A.	25,414	105,672
Total S.A.	1,994	128,742
TransCanada Corp.	655	26,501
Valero Energy Corp.	325	36,969
Williams Cos., Inc. (The)	1,139	30,969
Woodside Petroleum, Ltd.	2,053	57,006

		2,919,803

Paper & Forest Products—0.1%
Mondi plc	1,233	33,760
OJI Holdings Corp.	2,000	14,521
Stora Enso Oyj - R Shares	2,814	53,745
UPM-Kymmene Oyj	1,557	61,004

		163,030

Personal Products—0.1%
Beiersdorf AG	469	52,918
Coty, Inc. - Class A	2,675	33,598
Estee Lauder Cos., Inc. (The) - Class A	343	49,845
L’Oreal S.A.	140	33,710
Unilever NV	612	34,078
Unilever plc	621	34,106

		238,255

Pharmaceuticals—0.6%
Allergan plc	110	20,953
AstraZeneca plc	648	50,483
Bausch Health Cos., Inc. (b)	2,395	61,504
Bayer AG	395	35,089
Bristol-Myers Squibb Co.	248	15,396
Daiichi Sankyo Co., Ltd.	1,000	43,355
Eli Lilly & Co.	216	23,179
GlaxoSmithKline plc	2,714	54,375
H Lundbeck A/S	574	35,409
Ipsen S.A.	122	20,494
Johnson & Johnson	142	19,620
Kyowa Hakko Kirin Co., Ltd.	1,600	30,017
Merck & Co., Inc.	311	22,062
Merck KGaA	416	42,986
Mitsubishi Tanabe Pharma Corp.	1,600	26,766
Mylan NV (b)	381	13,945
Novartis AG	575	49,541
Novo Nordisk A/S - Class B	799	37,612
Orion Oyj - Class B	2,185	82,717
Otsuka Holdings Co., Ltd.	800	40,331
Perrigo Co. plc	215	15,222
Pfizer, Inc.	475	20,933
Recordati S.p.A.	1,559	52,629
Roche Holding AG	178	43,072
Sanofi	850	75,820
Takeda Pharmaceutical Co., Ltd.	600	25,691
Teva Pharmaceutical Industries, Ltd. (ADR)	3,879	83,554
UCB S.A.	1,118	100,343
Vifor Pharma AG	370	64,144
Zoetis, Inc.	294	26,919

		1,234,161

Professional Services—0.1%
Equifax, Inc.	97	12,665
Experian plc	1,195	30,691
Nielsen Holdings plc	377	10,428
Randstad NV	631	33,679
RELX plc (b)	1,863	39,140
Robert Half International, Inc.	330	23,225
Seek, Ltd.	2,171	32,452
SGS S.A.	12	31,568
Verisk Analytics, Inc. (b)	223	26,883
Wolters Kluwer NV	350	21,811

		262,542

Real Estate Management & Development—0.2%
Aeon Mall Co., Ltd.	1,000	17,182

BHFTI-276

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Azrieli Group, Ltd.	912	$46,803
CapitaLand, Ltd.	11,800	29,047
CBRE Group, Inc. - Class A (b)	363	16,008
City Developments, Ltd.	2,900	19,301
Deutsche Wohnen SE	855	41,014
First Capital Realty, Inc.	1,716	25,906
Mitsubishi Estate Co., Ltd.	1,000	17,008
Swire Pacific, Ltd. - Class A	2,500	27,392
Swiss Prime Site AG (b)	396	33,741
Vonovia SE	784	38,304
Wharf Holdings, Ltd. (The)	3,000	8,123
Wharf Real Estate Investment Co., Ltd.	3,000	19,358

		339,187

Road & Rail—0.2%
Aurizon Holdings, Ltd.	8,386	24,887
Canadian National Railway Co.	536	48,095
Canadian Pacific Railway, Ltd.	194	41,038
ComfortDelGro Corp., Ltd.	14,400	25,564
CSX Corp.	324	23,992
DSV A/S	507	46,072
J.B. Hunt Transport Services, Inc.	132	15,700
Kansas City Southern	206	23,336
MTR Corp., Ltd.	8,000	41,958
Odakyu Electric Railway Co., Ltd.	1,100	26,028
Union Pacific Corp.	164	26,704

		343,374

Semiconductors & Semiconductor Equipment—0.2%
Advanced Micro Devices, Inc. (b)	459	14,179
Analog Devices, Inc.	254	23,485
ASM Pacific Technology, Ltd.	9,500	96,734
ASML Holding NV	341	63,676
Broadcom, Inc.	78	19,245
Infineon Technologies AG	1,351	30,695
Microchip Technology, Inc.	245	19,333
NVIDIA Corp.	83	23,325
NXP Semiconductors NV	507	43,348
QUALCOMM, Inc.	319	22,978
Skyworks Solutions, Inc.	204	18,505
STMicroelectronics NV	1,682	30,598
Texas Instruments, Inc.	219	23,496
Xilinx, Inc.	329	26,376

		455,973

Software—0.4%
Adobe Systems, Inc. (b)	93	25,105
Autodesk, Inc. (b)	154	24,041
Blackberry, Ltd. (b)	4,583	51,874
CA, Inc.	648	28,609
Check Point Software Technologies, Ltd. (b)	971	114,258
Constellation Software, Inc.	62	45,594
Dassault Systemes SE	473	70,593
Intuit, Inc.	118	26,833
Micro Focus International plc	2,843	52,680

Software—(Continued)
Microsoft Corp.	208	23,789
Nice, Ltd. (b)	1,058	121,264
Open Text Corp.	2,232	84,932
Oracle Corp.	419	21,604
Oracle Corp. Japan	400	32,247
Red Hat, Inc. (b)	108	14,718
Sage Group plc (The)	7,535	57,535
SAP SE	210	25,845
Symantec Corp.	778	16,556
Synopsys, Inc. (b)	278	27,414
Temenos AG (b)	508	82,274

		947,765

Specialty Retail—0.2%
ABC-Mart, Inc.	300	16,687
Advance Auto Parts, Inc.	160	26,933
AutoZone, Inc. (b)	26	20,168
Best Buy Co., Inc.	298	23,649
Dufry AG (b)	227	25,563
Foot Locker, Inc.	331	16,874
Gap, Inc. (The)	659	19,012
Hennes & Mauritz AB - B Shares	1,557	28,742
Industria de Diseno Textil S.A.	1,927	58,268
Kingfisher plc	9,450	31,758
L Brands, Inc.	431	13,059
Nitori Holdings Co., Ltd.	100	14,341
O’Reilly Automotive, Inc. (b)	47	16,324
Ross Stores, Inc.	286	28,343
Shimamura Co., Ltd.	100	9,481
Tiffany & Co.	144	18,572
TJX Cos., Inc. (The)	211	23,636
Tractor Supply Co.	276	25,083
Ulta Salon Cosmetics & Fragrance, Inc. (b)	70	19,748
USS Co., Ltd.	1,200	22,278
Yamada Denki Co., Ltd.	4,100	20,749

		479,268

Technology Hardware, Storage & Peripherals—0.1%
Canon, Inc.	800	25,322
FUJIFILM Holdings Corp.	700	31,519
HP, Inc.	794	20,461
NetApp, Inc.	274	23,534
Western Digital Corp.	248	14,518
Xerox Corp.	210	5,666

		121,020

Textiles, Apparel & Luxury Goods—0.3%
adidas AG	141	34,526
Cie Financiere Richemont S.A.	404	32,891
Gildan Activewear, Inc.	1,420	43,205
Hanesbrands, Inc.	1,030	18,983
Hermes International	55	36,396
Li & Fung, Ltd.	86,000	19,229
Luxottica Group S.p.A.	868	58,908
Michael Kors Holdings, Ltd. (b)	282	19,334

BHFTI-277

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Moncler S.p.A.	120	$5,164
NIKE, Inc. - Class B	289	24,484
Pandora A/S	1,147	71,701
PVH Corp.	170	24,548
Ralph Lauren Corp.	142	19,532
Swatch Group AG (The)	556	43,289
Swatch Group AG (The) - Bearer Shares	89	35,352
Tapestry, Inc.	387	19,455
Under Armour, Inc. - Class A (b)	995	21,114
Under Armour, Inc. - Class C (b)	1,004	19,538
VF Corp.	341	31,866
Yue Yuen Industrial Holdings, Ltd.	9,500	26,396

		605,911

Tobacco—0.1%
Altria Group, Inc.	744	44,871
Imperial Brands plc	1,224	42,569
Japan Tobacco, Inc.	1,000	26,107
Philip Morris International, Inc.	407	33,187
Swedish Match AB	1,193	61,038

		207,772

Trading Companies & Distributors—0.1%
AerCap Holdings NV (b)	452	25,999
Brenntag AG	505	31,169
Fastenal Co.	349	20,249
Ferguson plc	402	34,102
Finning International, Inc.	1,449	35,394
Marubeni Corp.	2,700	24,719
United Rentals, Inc. (b)	70	11,452
WW Grainger, Inc.	73	26,091

		209,175

Transportation Infrastructure—0.1%
Aena SME S.A.	150	25,946
Aeroports de Paris	108	24,313
Atlantia S.p.A.	929	19,237
Auckland International Airport, Ltd.	10,634	51,457
Fraport AG Frankfurt Airport Services Worldwide	357	31,543
SATS, Ltd.	7,500	28,628
Sydney Airport	6,700	33,393
Transurban Group	4,862	39,305

		253,822

Water Utilities—0.1%
American Water Works Co., Inc.	434	38,179
Severn Trent plc	2,194	52,837
United Utilities Group plc	5,551	50,901

		141,917

Wireless Telecommunication Services—0.2%
1&1 Drillisch AG	498	24,225
KDDI Corp.	2,200	60,787

Wireless Telecommunication Services—(Continued)
Millicom International Cellular S.A.	880	50,511
NTT DoCoMo, Inc.	3,200	86,050
Rogers Communications, Inc. - Class B	1,209	62,179
SoftBank Group Corp.	600	60,591
Tele2 AB - B Shares	5,534	66,495
Vodafone Group plc	26,958	57,797

		468,635

Total Common Stocks (Cost $31,710,064)		36,036,774

Mutual Fund—14.8%

Investment Company Security—14.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $33,352,901)	282,163	32,428,993

U.S. Treasury & Government Agencies—11.6%

U.S. Treasury—11.6%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29 (a)	11,144,474	14,348,365
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/23 (a)	2,161,705	2,093,070
0.250%, 01/15/25 (a)	6,043,350	5,800,046
0.375%, 07/15/25 (a)	3,400,544	3,292,816

Total U.S. Treasury & Government Agencies (Cost $26,527,297)		25,534,297

Preferred Stocks—0.1%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	344	27,000

Health Care Equipment & Supplies—0.1%
Sartorius AG	286	46,418

Household Products—0.0%
Henkel AG & Co. KGaA	304	35,687

Total Preferred Stocks (Cost $105,075)		109,105

Rights—0.0%

Multiline Retail—0.0%
Harvey Norman Holdings, Ltd., Expires 10/15/18 (b) (Cost $0)	1	1

BHFTI-278

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—23.5%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—9.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.970% (c)	12,252,966	$12,252,966
UBS Select Treasury Institutional Fund, Institutional Class, 1.990% (c)	8,677,830	8,677,830

		20,930,796

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $766,128; collateralized by U.S. Treasury Note at 2.125%, maturing 07/31/24, with a market value of $785,055.	766,064	766,064

U.S. Treasury—13.6%
U.S. Treasury Bills 1.931%, 10/11/18 (d)	20,000,000	19,988,632
2.098%, 12/06/18 (d) (e)	10,000,000	9,960,996

		29,949,628

Total Short-Term Investments (Cost $51,647,678)		51,646,488

Total Investments—88.0% (Cost $188,598,468)		193,069,699
Other assets and liabilities (net)—12.0%		26,392,472

Net Assets—100.0%		$219,462,171

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2018.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $9,960,996.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $6,413,526 which is 2.9% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,600,000	BNP	10/30/18	USD	1,885,599	$5,863
CAD	2,585,214	SSBT	10/30/18	USD	1,997,961	(4,799)
CAD	14,786	SSBT	10/30/18	USD	11,425	(29)
CHF	1,200,000	SSBT	10/30/18	USD	1,247,205	21,417
EUR	6,800,000	SSBT	10/30/18	USD	8,023,184	110,780
EUR	23,585,000	SSBT	11/29/18	USD	27,687,057	179,087
GBP	1,400,000	SSBT	10/30/18	USD	1,848,866	21,843
GBP	15,800,000	BBP	11/29/18	USD	20,851,198	204,838
HKD	9,900,000	SSBT	10/30/18	USD	1,267,377	2,273
JPY	370,900,000	SSBT	10/30/18	USD	3,291,600	20,607

Net Unrealized Appreciation						$561,880

BHFTI-279

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	12/17/18	39	USD	2,023,613	$12,459
Amsterdam AEX Index Futures	10/19/18	3	EUR	329,670	3,922
Australian 10 Year Treasury Bond Futures	12/17/18	364	AUD	46,902,507	(221,819)
Bloomberg Commodity Index Futures	12/19/18	656	USD	5,589,120	181,646
Brent Crude Oil Futures	10/31/18	37	USD	3,061,010	233,732
Canada Government Bond 10 Year Futures	12/18/18	289	CAD	38,327,180	(375,229)
Cattle Feeder Futures	11/15/18	7	USD	553,175	23,298
Cattle Feeder Futures	01/31/19	4	USD	309,300	2,249
Cocoa Futures	12/13/18	71	USD	1,460,470	(238,675)
Coffee “C” Futures	12/18/18	15	USD	576,281	(48,917)
Copper Futures	12/27/18	23	USD	1,612,875	25,783
Corn Futures	12/14/18	45	USD	801,563	(109,265)
Corn Futures	03/14/19	5	USD	92,000	(6,703)
Cotton No. 2 Futures	12/06/18	41	USD	1,565,585	(145,406)
DAX Index Futures	12/21/18	2	EUR	612,075	8,238
Euro-BTP Futures	12/06/18	112	EUR	13,870,080	394,437
Euro-Bobl Futures	12/06/18	170	EUR	22,219,000	(176,746)
Euro-Bund Futures	12/06/18	72	EUR	11,432,880	(154,923)
Euro-Buxl 30 Year Bond Futures	12/06/18	30	EUR	5,229,600	(101,685)
FTSE 100 Index Futures	12/21/18	6	GBP	449,190	16,680
Gasoline RBOB Futures	10/31/18	16	USD	1,401,590	103,873
Gasoline RBOB Futures	11/30/18	1	USD	87,179	4,259
Gold 100 oz. Futures	12/27/18	42	USD	5,024,040	(156,828)
Goldman Sachs Commodity Index Futures	10/15/18	77	USD	9,359,350	409,721
Hang Seng Index Futures	10/30/18	5	HKD	6,969,250	13,221
IBEX 35 Index Futures	10/19/18	3	EUR	281,040	(2,027)
10-Year USD Market Agreed Coupon Swap Futures	12/17/18	207	USD	20,402,438	(202,643)
5-Year USD Market Agreed Coupon Swap Futures	12/17/18	282	USD	27,732,938	(130,651)
Japanese Government 10 Year Bond Futures	12/13/18	23	JPY	3,452,070,000	(44,759)
Japanese Government 10 Year Bond Mini Futures	12/12/18	444	JPY	6,663,552,000	(98,749)
Lean Hogs Futures	12/14/18	25	USD	579,250	26,272
Live Cattle Futures	02/28/19	66	USD	3,241,920	18,851
Low Sulphur Gas Oil Futures	12/12/18	20	USD	1,442,500	82,291
MSCI Emerging Markets Index Mini Futures	12/21/18	307	USD	16,112,895	424,421
Natural Gas Futures	11/28/18	81	USD	2,503,710	143,856
New York Harbor ULSD Futures	11/30/18	14	USD	1,383,329	55,275
Nickel Futures	12/17/18	17	USD	1,284,384	(107,806)
OMX Stockholm 30 Index Futures	10/19/18	14	SEK	2,324,000	4,979
Russell 2000 Index Mini Futures	12/21/18	354	USD	30,104,160	(152,699)
S&P 500 Index E-Mini Futures	12/21/18	155	USD	22,622,250	58,900
S&P TSX 60 Index Futures	12/20/18	4	CAD	760,240	2,526
SPI 200 Index Futures	12/20/18	5	AUD	774,250	527
Silver Futures	12/27/18	38	USD	2,795,280	(85,907)
Soybean Futures	11/14/18	20	USD	845,500	(134,312)
Soybean Meal Futures	12/14/18	35	USD	1,081,500	(187,797)
Soybean Oil Futures	12/14/18	64	USD	1,113,216	(111,486)
Sugar No. 11 Futures	02/28/19	29	USD	363,776	(48,560)
TOPIX Index Futures	12/13/18	6	JPY	109,050,000	78,894
U.S. Treasury Long Bond Futures	12/19/18	106	USD	14,893,000	(407,191)
U.S. Treasury Note 2 Year Futures	12/31/18	18	USD	3,793,219	(9,912)
United Kingdom Long Gilt Bond Futures	12/27/18	188	GBP	22,736,720	(293,091)
Wheat Futures	12/14/18	25	USD	636,250	(49,765)
Wheat Futures	03/14/19	29	USD	764,513	(52,741)
Zinc Futures	12/17/18	28	USD	1,835,400	141,245

BHFTI-280

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	12/17/18	(3)	USD	(155,663)	$(692)
Zinc Futures	12/17/18	(2)	USD	(131,100)	(10,811)

Net Unrealized Depreciation					$(1,396,240)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.750%	Semi-Annually	12/19/20	USD	74,036,000	$(455,839)	$(332,551)	$(123,288)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-281

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$47,314,041	$—	$47,314,041
Common Stocks
Aerospace & Defense	331,470	186,046	—	517,516
Air Freight & Logistics	67,486	46,995	—	114,481
Airlines	145,729	52,823	—	198,552
Auto Components	100,510	72,701	—	173,211
Automobiles	26,263	139,328	—	165,591
Banks	338,222	689,866	—	1,028,088
Beverages	249,855	510,303	—	760,158
Biotechnology	146,849	197,071	—	343,920
Building Products	68,293	16,644	—	84,937
Capital Markets	199,149	82,852	—	282,001
Chemicals	552,938	1,240,306	—	1,793,244
Commercial Services & Supplies	93,721	54,232	—	147,953
Communications Equipment	99,163	196,378	—	295,541
Construction & Engineering	74,401	—	—	74,401
Construction Materials	75,735	127,742	—	203,477
Consumer Finance	12,152	—	—	12,152
Containers & Packaging	262,858	84,417	—	347,275
Distributors	26,617	53,801	—	80,418
Diversified Consumer Services	14,832	14,238	—	29,070
Diversified Financial Services	35,619	120,410	—	156,029
Diversified Telecommunication Services	1,232,047	1,955,787	—	3,187,834
Electric Utilities	975,695	1,450,505	—	2,426,200
Electrical Equipment	80,724	111,521	—	192,245
Electronic Equipment, Instruments & Components	98,975	285,229	—	384,204
Energy Equipment & Services	163,111	92,622	—	255,733
Entertainment	69,110	24,674	—	93,784
Equity Real Estate Investment Trusts	414,357	206,571	—	620,928
Food & Staples Retailing	453,857	606,994	—	1,060,851
Food Products	548,922	882,516	—	1,431,438
Gas Utilities	—	370,475	—	370,475
Health Care Equipment & Supplies	323,432	696,667	—	1,020,099
Health Care Providers & Services	412,684	518,845	—	931,529
Health Care Technology	18,937	27,209	—	46,146
Hotels, Restaurants & Leisure	196,329	501,883	—	698,212
Household Durables	48,609	149,990	—	198,599
Household Products	217,715	104,828	—	322,543
Independent Power and Renewable Electricity Producers	109,293	210,166	—	319,459
Industrial Conglomerates	45,466	257,117	—	302,583
Insurance	340,909	682,182	—	1,023,091
Interactive Media & Services	42,136	170,562	—	212,698
Internet & Direct Marketing Retail	63,021	54,725	—	117,746
IT Services	451,713	506,361	—	958,074
Leisure Products	31,736	62,360	—	94,096
Life Sciences Tools & Services	133,814	152,148	—	285,962
Machinery	204,833	479,795	—	684,628
Marine	—	70,949	—	70,949
Media	169,093	337,508	—	506,601
Metals & Mining	180,527	293,906	—	474,433
Multi-Utilities	789,844	500,916	—	1,290,760
Multiline Retail	199,633	55,616	—	255,249
Oil, Gas & Consumable Fuels	834,670	2,085,133	—	2,919,803
Paper & Forest Products	—	163,030	—	163,030
Personal Products	83,443	154,812	—	238,255
Pharmaceuticals	323,287	910,874	—	1,234,161
Professional Services	112,341	150,201	—	262,542

BHFTI-282

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$41,914	$297,273	$—	$339,187
Road & Rail	178,865	164,509	—	343,374
Semiconductors & Semiconductor Equipment	234,270	221,703	—	455,973
Software	505,327	442,438	—	947,765
Specialty Retail	251,401	227,867	—	479,268
Technology Hardware, Storage & Peripherals	64,179	56,841	—	121,020
Textiles, Apparel & Luxury Goods	242,059	363,852	—	605,911
Tobacco	78,058	129,714	—	207,772
Trading Companies & Distributors	119,185	89,990	—	209,175
Transportation Infrastructure	—	253,822	—	253,822
Water Utilities	38,179	103,738	—	141,917
Wireless Telecommunication Services	62,179	406,456	—	468,635
Total Common Stocks	14,107,741	21,929,033	—	36,036,774
Total Mutual Fund*	32,428,993	—	—	32,428,993
Total U.S. Treasury & Government Agencies*	—	25,534,297	—	25,534,297
Total Preferred Stocks*	—	109,105	—	109,105
Total Rights*	1	—	—	1
Short-Term Investments
Mutual Funds	20,930,796	—	—	20,930,796
Repurchase Agreement	—	766,064	—	766,064
U.S. Treasury	—	29,949,628	—	29,949,628
Total Short-Term Investments	20,930,796	30,715,692	—	51,646,488
Total Investments	$67,467,531	$125,602,168	$—	$193,069,699

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$566,708	$—	$566,708
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,828)	—	(4,828)
Total Forward Contracts	$—	$561,880	$—	$561,880
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,471,555	$—	$—	$2,471,555
Futures Contracts (Unrealized Depreciation)	(3,867,795)	—	—	(3,867,795)
Total Futures Contracts	$(1,396,240)	$—	$—	$(1,396,240)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(123,288)	$—	$(123,288)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $19,967 were due to the application of a systematic fair valuation model factor.

BHFTI-283

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—118.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—18.5%
Fannie Mae 30 Yr. Pool 3.500%, TBA (a)	235,420,000	$231,422,171
4.000%, TBA (a)	208,900,000	210,780,600
Fannie Mae ARM Pool 2.947%, 12M MTA + 1.200%, 07/01/44 (b)	11,087	11,026
2.947%, 12M MTA + 1.200%, 09/01/44 (b)	20,535	20,423
4.162%, 1Y CMT + 2.360%, 11/01/34 (b)	438,784	464,005
Fannie Mae REMICS (CMO) 2.194%, 1M LIBOR + 0.060%, 12/25/36 (b)	39,130	38,670
2.276%, 1M LIBOR + 0.060%, 07/25/37 (b)	353,474	347,346
2.366%, 1M LIBOR + 0.150%, 08/25/34 (b)	48,757	48,225
2.566%, 1M LIBOR + 0.350%, 07/25/37 (b)	5,949	5,940
2.596%, 1M LIBOR + 0.380%, 07/25/37 (b)	64,266	64,619
2.896%, 1M LIBOR + 0.680%, 02/25/41 (b)	1,323,830	1,349,375
3.914%, 05/25/35 (b)	220,745	231,363
Fannie Mae Whole Loan (CMO) 2.566%, 1M LIBOR + 0.350%, 05/25/42 (b)	45,057	45,295
Freddie Mac ARM Non-Gold Pool 3.548%, 1Y CMT + 2.255%, 01/01/34 (b)	66,435	70,066
Freddie Mac REMICS (CMO) 2.308%, 1M LIBOR + 0.150%, 10/15/20 (b)	34	34
2.432%, 1M LIBOR + 0.350%, 07/15/44 (b)	4,466,828	4,452,888
2.608%, 1M LIBOR + 0.450%, 08/15/33 (b)	276,502	276,666
Freddie Mac Strips (CMO) 2.608%, 1M LIBOR + 0.450%, 09/15/42 (b)	5,579,280	5,596,176
Freddie Mac Structured Pass-Through Securities (ABS) 2.346%, 1M LIBOR + 0.130%, 08/25/31 (b)	36,225	36,058
Freddie Mac Structured Pass-Through Securities (CMO) 2.913%, 12M MTA + 1.200%, 02/25/45 (b)	607,936	607,093
3.045%, 12M MTA + 1.200%, 10/25/44 (b)	2,007,553	1,998,595
Government National Mortgage Association (CMO) 2.910%, 1M LIBOR + 0.830%, 08/20/66 (b)	272,890	277,412
3.247%, 12M LIBOR + 0.750%, 04/20/67 (b)	3,348,385	3,439,064

		461,583,110

U.S. Treasury—100.3%
U.S. Treasury Bond 3.000%, 02/15/48 (c)	220,000	211,630
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (c) (d) (e) (f)	7,859,037	7,141,081
0.750%, 02/15/42 (d)	32,589,358	30,585,197
0.750%, 02/15/45 (d)	24,613,910	22,875,553
0.875%, 02/15/47 (d)	63,540,190	60,744,587
1.000%, 02/15/46 (d)	68,378,844	67,475,139
1.000%, 02/15/48 (d)	43,081,145	42,522,437
1.375%, 02/15/44 (d)	74,987,462	80,332,271
1.750%, 01/15/28 (d)	120,975,251	129,530,155
2.000%, 01/15/26 (d)	42,074,479	45,270,530
2.125%, 02/15/40 (d)	40,178,292	48,538,307
2.125%, 02/15/41 (d)	12,393,685	15,074,465
2.375%, 01/15/25 (d)	233,186,190	254,108,524
2.375%, 01/15/27 (d)	25,042,585	27,907,536
2.500%, 01/15/29 (d)	138,791,711	159,529,144
3.375%, 04/15/32 (d)	13,371,206	17,366,898
3.625%, 04/15/28 (d)	48,160,562	59,773,653
3.875%, 04/15/29 (d)	61,526,080	79,214,027

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/19 (d)	59,652,574	$59,280,522
0.125%, 04/15/20 (d)	121,391,447	119,817,152
0.125%, 04/15/21 (d)	250,946,872	245,815,204
0.125%, 01/15/22 (c) (d) (g)	71,848,993	70,082,420
0.125%, 04/15/22 (d)	18,730,893	18,200,917
0.125%, 07/15/22 (d)	50,252,901	49,043,674
0.125%, 01/15/23 (d)	82,984,871	80,350,087
0.125%, 07/15/24 (d)	30,817,549	29,611,939
0.125%, 07/15/26 (d)	26,451,463	24,946,347
0.250%, 01/15/25 (d)	120,793,387	115,930,278
0.375%, 07/15/23 (d)	107,707,035	105,616,344
0.375%, 07/15/25 (d)	27,565,660	26,692,388
0.375%, 01/15/27 (c) (d) (e)	3,839,160	3,666,348
0.500%, 01/15/28 (d)	89,018,408	85,457,671
0.625%, 07/15/21 (c) (d) (e) (f) (g) (h)	10,695,936	10,668,830
0.625%, 04/15/23 (d)	21,183,804	20,912,938
0.625%, 01/15/24 (d)	63,507,432	62,668,635
0.625%, 01/15/26 (d)	125,189,617	122,524,448
1.250%, 07/15/20 (d)	58,516,079	59,189,092
1.375%, 01/15/20 (d)	23,619,516	23,789,589
1.875%, 07/15/19 (d) (g) (h)	16,877,575	17,085,029

		2,499,550,986

Total U.S. Treasury & Government Agencies (Cost $2,994,269,128)		2,961,134,096

Corporate Bonds & Notes—8.1%

Agriculture—0.3%
BAT Capital Corp. 2.909%, 3M LIBOR + 0.590%, 08/14/20 (144A) (b)	4,000,000	4,014,163
BAT International Finance plc 2.750%, 06/15/20 (144A)	100,000	98,954
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	200,000	198,032
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,736,213

		6,047,362

Airlines—0.0%
Delta Air Lines, Inc. 2.600%, 12/04/20	400,000	391,243

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 2.943%, 01/08/19	100,000	100,102
General Motors Co. 3.143%, 3M LIBOR + 0.800%, 08/07/20 (b)	170,000	170,571
General Motors Financial Co., Inc. 2.350%, 10/04/19	200,000	198,708
3.613%, 3M LIBOR + 1.270%, 10/04/19 (b)	100,000	100,762
Volkswagen Group of America Finance LLC 2.125%, 05/23/19 (144A)	1,400,000	1,392,891
2.450%, 11/20/19 (144A)	500,000	495,322

		2,458,356

BHFTI-284

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—3.3%
Banco Bilbao Vizcaya Argentaria S.A. 6.750%, 5Y EUR Swap + 6.604%, 02/18/20 (EUR) (b)	400,000	$482,923
7.000%, 5Y EUR Swap + 6.155%, 02/19/19 (EUR) (b)	800,000	945,875
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	1,570,000	1,556,262
Barclays plc 6.500%, 5Y EUR Swap + 5.875%, 09/15/19 (EUR) (b)	400,000	478,353
7.000%, 5Y GBP Swap + 5.084%, 09/15/19 (GBP) (b)	300,000	394,441
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	4,800,000	5,013,600
Cooperatieve Rabobank UA 5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	1,600,000	1,955,395
6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	1,600,000	2,060,967
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,562,884
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,646,192
Goldman Sachs Group, Inc. (The) 3.534%, 3M LIBOR + 1.200%, 09/15/20 (b)	10,000,000	10,157,133
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,205,330
JPMorgan Chase & Co. 5.809%, 3M LIBOR + 3.470%, 10/30/18 (b)	900,000	903,825
Lloyds Banking Group plc 3.153%, 3M LIBOR + 0.800%, 06/21/21 (b)	3,400,000	3,409,578
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	900,000	1,105,030
7.000%, 5Y GBP Swap + 5.060%, 06/27/19 (GBP) (b)	200,000	264,646
Macquarie Bank, Ltd. 2.687%, 3M LIBOR + 0.350%, 04/04/19 (144A) (b)	5,300,000	5,303,433
Mitsubishi UFJ Financial Group, Inc. 4.201%, 3M LIBOR + 1.880%, 03/01/21 (b)	1,686,000	1,740,951
Nykredit Realkredit A/S 2.500%, 10/01/47 (DKK)	49,376	8,012
Realkredit Danmark A/S 2.500%, 07/01/47 (DKK)	83,760	13,592
Royal Bank of Scotland Group plc 3.923%, 3M LIBOR + 1.550%, 06/25/24 (b)	2,600,000	2,616,606
4.519%, 3M LIBOR + 1.550%, 06/25/24 (b)	1,700,000	1,694,924
7.500%, 5Y USD Swap + 5.800%, 08/10/20 (b)	600,000	614,250
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	840,000	899,850
State Bank of India 3.287%, 3M LIBOR + 0.950%, 04/06/20 (b)	5,500,000	5,513,189
UBS AG 2.637%, 3M LIBOR + 0.320%, 12/07/18 (144A) (b)	6,800,000	6,801,931
2.907%, 3M LIBOR + 0.580%, 06/08/20 (144A) (b)	7,100,000	7,128,457

		82,477,629

Chemicals—0.1%
Syngenta Finance NV 3.933%, 04/23/21 (144A)	1,300,000	1,296,344

Commercial Services—0.0%
ERAC USA Finance LLC 2.800%, 11/01/18 (144A)	100,000	100,015
5.250%, 10/01/20 (144A)	100,000	103,257

		203,272

Security Description	Principal Amount*	Value

Computers—0.0%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	300,000	$300,763

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 05/15/19	1,100,000	1,104,350
4.625%, 10/30/20	400,000	407,612
Air Lease Corp. 4.750%, 03/01/20	100,000	101,682
Ally Financial, Inc. 3.750%, 11/18/19	200,000	199,250
BRFkredit A/S 2.500%, 10/01/47 (DKK)	41,860	6,795
International Lease Finance Corp. 5.875%, 04/01/19	300,000	304,144
6.250%, 05/15/19	800,000	815,572
8.250%, 12/15/20	900,000	983,452
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	100,000	99,924
National Rural Utilities Cooperative Finance Corp. 2.771%, 3M LIBOR + 0.375%, 06/30/21 (b)	1,300,000	1,302,715
Navient Corp. 4.875%, 06/17/19	500,000	503,500
5.500%, 01/15/19	1,400,000	1,407,000
Nordea Kredit Realkreditaktieselskab 2.500%, 10/01/47 (DKK)	8,092	1,314
Springleaf Finance Corp. 8.250%, 12/15/20	100,000	108,875

		7,346,185

Electric—1.1%
Consolidated Edison, Inc. 2.773%, 3M LIBOR + 0.400%, 06/25/21 (b)	900,000	904,770
Dominion Energy, Inc. 2.914%, 3M LIBOR + 0.600%, 05/15/20 (144A) (b)	5,800,000	5,802,435
Duke Energy Corp. 2.819%, 3M LIBOR + 0.500%, 05/14/21 (144A) (b) (i)	7,400,000	7,419,395
Iberdrola Finance Ireland, Ltd. 5.000%, 09/11/19 (144A)	100,000	101,716
NextEra Energy Capital Holdings, Inc. 2.636%, 3M LIBOR + 0.315%, 09/03/19 (b)	4,530,000	4,537,701
2.711%, 3M LIBOR + 0.400%, 08/21/20 (b)	4,500,000	4,503,093
Sempra Energy 2.784%, 3M LIBOR + 0.450%, 03/15/21 (b)	1,700,000	1,698,325
Southern Power Co. 2.888%, 3M LIBOR + 0.550%, 12/20/20 (144A) (b)	2,200,000	2,200,472

		27,167,907

Gas—0.1%
Dominion Energy, Inc. 2.934%, 3M LIBOR + 0.600%, 06/15/21 (b)	3,500,000	3,498,169

BHFTI-285

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.0%
DR Horton, Inc. 3.750%, 03/01/19	100,000	$100,125

Machinery-Diversified—0.4%
John Deere Capital Corp. 2.656%, 3M LIBOR + 0.290%, 06/22/20 (b)	8,800,000	8,816,569

Media—0.1%
Discovery Communications LLC 2.800%, 06/15/20 (144A)	1,335,000	1,321,392
Sky plc 2.625%, 09/16/19 (144A)	100,000	99,517
Time Warner Cable LLC 5.000%, 02/01/20	200,000	203,950
8.250%, 04/01/19	100,000	102,557

		1,727,416

Miscellaneous Manufacturing—0.2%
Textron, Inc. 2.891%, 3M LIBOR + 0.550%, 11/10/20 (b)	4,620,000	4,615,718

Oil & Gas—0.5%
Gazprom OAO Via Gaz Capital S.A. 3.375%, 11/30/18 (CHF)	150,000	153,470
4.625%, 10/15/18 (EUR) (j)	980,000	1,139,277
Petrobras Global Finance B.V. 4.375%, 05/20/23	300,000	284,940
5.299%, 01/27/25	5,418,000	5,060,412
5.999%, 01/27/28	3,168,000	2,922,480
6.125%, 01/17/22	1,697,000	1,751,898
6.250%, 03/17/24	500,000	501,000
6.250%, 12/14/26 (GBP)	400,000	525,066
8.375%, 12/10/18	900,000	907,875

		13,246,418

Pharmaceuticals—0.0%
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	100,000	97,035

Pipelines—0.5%
Enable Midstream Partners L.P. 2.400%, 05/15/19	100,000	99,582
Enbridge, Inc. 2.731%, 3M LIBOR + 0.400%, 01/10/20 (b)	4,700,000	4,699,668
3.034%, 3M LIBOR + 0.700%, 06/15/20 (b)	5,600,000	5,620,438
Kinder Morgan Energy Partners L.P. 9.000%, 02/01/19	100,000	101,950
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	100,000	99,218
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	100,000	103,416
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	1,600,000	1,664,151

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Spectra Energy Partners L.P. 3.016%, 3M LIBOR + 0.700%, 06/05/20 (b)	200,000	$200,898
TransCanada PipeLines, Ltd. 3.800%, 10/01/20	600,000	605,966

		13,195,287

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	122,997

Real Estate Investment Trusts—0.3%
American Tower Corp. 2.800%, 06/01/20	300,000	297,170
Unibail-Rodamco SE 3.109%, 3M LIBOR + 0.770%, 04/16/19 (b)	5,800,000	5,813,502

		6,110,672

Retail—0.3%
McDonald’s Corp. 2.769%, 3M LIBOR + 0.430%, 10/28/21 (b)	7,000,000	7,018,003

Savings & Loans—0.0%
Nationwide Building Society 6.875%, 5Y GBP Swap + 4.880%, 06/20/19 (GBP) (b)	500,000	664,124

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	283,649

Telecommunications—0.5%
AT&T, Inc. 2.989%, 3M LIBOR + 0.650%, 01/15/20 (b)	734,000	737,303
3.071%, 3M LIBOR + 0.750%, 06/01/21 (b)	3,600,000	3,632,292
3.289%, 3M LIBOR + 0.950%, 07/15/21 (b)	5,600,000	5,666,377
5.000%, 03/01/21	100,000	103,498
5.150%, 02/15/50 (144A)	1,900,000	1,795,365
5.300%, 08/15/58 (144A)	700,000	667,027
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	75,000	74,719
Telefonica Emisiones S.A.U. 5.877%, 07/15/19	400,000	408,810

		13,085,391

Transportation—0.0%
AP Moeller - Maersk A/S 2.550%, 09/22/19 (144A)	100,000	99,154
Ryder System, Inc. 2.450%, 09/03/19	100,000	99,554

		198,708

Total Corporate Bonds & Notes (Cost $195,910,843)		200,469,342

BHFTI-286

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—5.8%

Security Description	Principal Amount*	Value

Sovereign—5.8%
Argentina Bocon 30.131%, BADLAR + 0.000%, 10/04/22 (ARS) (b)	300,000	$12,755
Argentina Bonar Bonds 37.717%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	13,576,000	314,668
Argentina POM Politica Monetaria 43.077%, ARLLMON + 0.000%, 06/21/20 (ARS) (b)	134,215,000	3,868,817
Argentine Republic Government International Bonds 5.875%, 01/11/28	2,330,000	1,845,360
6.875%, 01/26/27	5,760,000	4,896,000
Australia Government Bonds 1.250%, 02/21/22 (AUD) (d)	8,500,000	7,145,119
3.000%, 09/20/25 (AUD) (d)	11,150,000	11,324,390
Brazil Letras do Tesouro Nacional 6.068%, 01/01/19 (BRL)	214,661,000	52,312,267
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (d)	7,338,720	7,318,493
Cyprus Government International Bonds 2.750%, 06/27/24 (EUR)	390,000	491,568
3.750%, 07/26/23 (EUR)	1,080,000	1,416,570
3.875%, 05/06/22 (EUR)	940,000	1,214,745
4.250%, 11/04/25 (EUR)	870,000	1,186,783
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/19 (EUR) (d)	5,713,300	6,844,306
2.350%, 09/15/24 (144A) (EUR) (d)	6,307,027	7,691,171
Japanese Government CPI Linked Bond 0.100%, 03/10/24 (JPY) (d)	175,950,000	1,598,138
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	5,118,641
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (d)	1,565,250	1,217,111
3.000%, 09/20/30 (NZD) (d)	11,600,000	9,570,573
Qatar Government International Bonds 3.875%, 04/23/23 (144A)	2,500,000	2,517,500
5.103%, 04/23/48 (144A)	1,900,000	1,976,000
United Kingdom Gilt Inflation Linked Bonds 0.125%, 08/10/48 (GBP) (d)	891,846	1,860,821
0.125%, 03/22/44 (GBP) (d)	40,670	79,662
0.125%, 03/22/46 (GBP) (d)	655,632	1,317,384
0.125%, 11/22/56 (GBP) (d)	915,639	2,176,434
0.125%, 11/22/65 (GBP) (d)	973,467	2,700,384
1.875%, 11/22/22 (GBP) (d)	2,506,588	3,841,735
United Kingdom Gilt 4.250%, 12/07/27 (GBP)	2,000,000	3,235,092

Total Foreign Government (Cost $161,495,419)		145,092,487

Asset-Backed Securities—6.1%

Asset-Backed - Home Equity—0.5%
Bear Stearns Asset-Backed Securities Trust 2.716%, 1M LIBOR + 0.500%, 12/25/35 (b)	362,587	361,997
Citigroup Mortgage Loan Trust, Inc. 2.361%, 1M LIBOR + 0.145%, 09/25/36 (144A) (b)	2,334,105	2,246,784
2.676%, 1M LIBOR + 0.460%, 10/25/35 (b)	3,700,000	3,425,970

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
First NLC Trust 2.286%, 1M LIBOR + 0.070%, 08/25/37 (144A) (b)	1,099,185	$670,105
Home Equity Asset Trust 3.071%, 1M LIBOR + 0.855%, 08/25/34 (b)	784,646	778,887
HSI Asset Securitization Corp. Trust 2.266%, 1M LIBOR + 0.050%, 10/25/36 (b)	5,985	3,019
Master Asset-Backed Securities Trust 2.716%, 1M LIBOR + 0.500%, 10/25/35 (b)	157,842	147,272
Morgan Stanley ABS Capital, Inc. Trust 2.876%, 1M LIBOR + 0.660%, 01/25/35 (b)	736,006	725,069
Nomura Home Equity Loan, Inc 2.506%, 1M LIBOR + 0.290%, 03/25/36 (b)	3,000,000	2,922,056
NovaStar Mortgage Funding Trust 2.921%, 1M LIBOR + 0.705%, 01/25/36 (b)	2,000,000	1,984,974
Soundview Home Loan Trust 2.276%, 1M LIBOR + 0.060%, 11/25/36 (144A) (b)	49,398	21,927

		13,288,060

Asset-Backed - Other—4.6%
Adagio CLO 0.660%, 3M EURIBOR + 0.660%, 10/15/29 (EUR) (b)	300,000	346,402
1.100%, 10/15/29 (EUR)	250,000	288,514
Amortizing Residential Collateral Trust 3.341%, 1M LIBOR + 1.125%, 08/25/32 (b)	722,722	706,856
AtriumI 3.177%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	2,500,000	2,490,472
Avery Point CLO, Ltd. 3.435%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	7,005,284	7,002,622
Babson Euro CLO B.V. 0.499%, 3M EURIBOR + 0.820%, 10/25/29 (EUR) (b)	700,000	812,297
Benefit Street Partners CLO, Ltd. 3.113%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	1,300,000	1,295,362
Black Diamond CLO, Ltd. 0.650%, 3M EURIBOR + 0.650%, 10/03/29 (EUR) (b)	2,120,000	2,440,881
3.386%, 3M LIBOR + 1.050%, 10/03/29 (b)	1,370,000	1,360,321
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (EUR) (b)	300,000	346,679
Catamaran CLO, Ltd. 3.187%, 3M LIBOR + 0.850%, 01/27/28 (144A) (b)	4,020,000	4,007,361
CIFC Funding, Ltd. 3.119%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	5,860,000	5,838,013
CIT Mortgage Loan Trust 3.566%, 1M LIBOR + 1.350%, 10/25/37 (144A) (b)	4,462,764	4,503,355
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	1,033,446	1,008,370
Credit-Based Asset Servicing and Securitization LLC 2.336%, 1M LIBOR + 0.120%, 07/25/37 (144A) (b)	109,159	73,830
CSAB Mortgage-Backed Trust 5.720%, 09/25/36 (o)	571,335	322,627
CVP Cascade CLO-1, Ltd. 3.489%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	908,720	908,257
CWABS Asset-Backed Certificates Trust 2.746%, 1M LIBOR + 0.530%, 02/25/36 (b)	4,900,000	4,865,537
Equity One Mortgage Pass-Through Trust 2.816%, 1M LIBOR + 0.600%, 04/25/34 (b)	103,720	94,439

BHFTI-287

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
First Franklin Mortgage Loan Trust 2.526%, 1M LIBOR + 0.310%, 07/25/36 (b)	3,300,000	$3,157,407
Flagship, Ltd. 3.468%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	3,437,876	3,436,054
GSAMP Trust 2.951%, 1M LIBOR + 0.735%, 09/25/35 (b)	281,860	279,341
Halcyon Loan Advisors Funding, Ltd. 3.268%, 3M LIBOR + 0.920%, 04/20/27 (144A) (b)	2,300,000	2,298,976
HSI Asset Securitization Corp. Trust 2.376%, 1M LIBOR + 0.160%, 05/25/37 (b)	422,330	415,316
Jamestown CLO, Ltd. 3.029%, 3M LIBOR + 0.690%, 07/15/26 (144A) (b)	4,030,843	4,028,799
3.556%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	6,534,375	6,531,036
Jubilee CLO B.V. 0.519%, 3M EURIBOR + 0.840%, 07/12/28 (EUR) (b)	1,300,000	1,504,499
KVK CLO, Ltd. 3.239%, 3M LIBOR + 0.900%, 01/15/28 (144A) (b)	2,390,000	2,388,580
Long Beach Mortgage Loan Trust 2.676%, 1M LIBOR + 0.460%, 01/25/46 (b)	53,755	53,765
2.951%, 1M LIBOR + 0.735%, 08/25/35 (b)	641,201	643,005
Morgan Stanley ABS Capital, Inc. Trust 3.191%, 1M LIBOR + 0.975%, 07/25/34 (b)	78,969	78,133
Morgan Stanley IXIS Real Estate Capital Trust 2.266%, 1M LIBOR + 0.050%, 11/25/36 (b)	658	330
OCP CLO, Ltd. 3.139%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	3,100,000	3,089,041
3.155%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	250,000	249,867
3.186%, 3M LIBOR + 0.850%, 04/17/27 (144A) (b)	1,700,000	1,695,492
OHA Credit Partners, Ltd. 3.358%, 3M LIBOR + 1.010%, 10/20/25 (144A) (b)	3,837,045	3,836,171
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.706%, 1M LIBOR + 0.490%, 09/25/35 (b)	200,000	199,702
2.906%, 1M LIBOR + 0.690%, 05/25/35 (b)	345,658	346,335
3.266%, 1M LIBOR + 1.050%, 10/25/34 (b)	4,000,000	4,060,195
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (EUR) (b)	1,300,000	1,504,146
RAAC Trust 2.556%, 1M LIBOR + 0.340%, 08/25/36 (b)	764,000	762,789
Small Business Administration Participation Certificates 5.510%, 11/01/27	1,192,964	1,249,410
Sound Point CLO, Ltd. 3.199%, 3M LIBOR + 0.860%, 04/15/27 (144A) (b)	4,000,000	4,016,908
3.228%, 3M LIBOR + 0.880%, 07/20/27 (144A) (b)	1,200,000	1,197,362
Structured Asset Securities Corp. Mortgage Loan Trust 3.604%, 1M LIBOR + 1.500%, 04/25/35 (b)	197,390	193,181
THL Credit Wind River CLO, Ltd. 3.209%, 3M LIBOR + 0.870%, 10/15/27 (144A) (b)	400,000	399,797
Tralee CLO, Ltd. 3.378%, 3M LIBOR + 1.030%, 10/20/27 (144A) (b)	3,200,000	3,198,269
U.S. Residential Opportunity Fund Trust 3.352%, 11/27/37 (144A) (o)	755,744	749,176
Venture CLO, Ltd. 3.159%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	7,240,000	7,236,322
3.219%, 3M LIBOR + 0.880%, 07/15/27 (144A) (b)	2,700,000	2,693,099

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A) (o)	2,926,202	$2,891,254
3.250%, 06/25/47 (144A) (o)	89,416	88,822
Voya CLO, Ltd. 3.055%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	5,800,000	5,795,807
Z Capital Credit Partners CLO, Ltd. 3.289%, 3M LIBOR + 0.950%, 07/16/27 (144A) (b)	4,710,000	4,695,997

		113,676,578

Asset-Backed - Student Loan—1.0%
College Loan Corp. Trust 2.585%, 3M LIBOR + 0.250%, 01/25/24 (b)	900,000	890,893
Navient Student Loan Trust 3.366%, 1M LIBOR + 1.150%, 03/25/66 (144A) (b)	3,638,611	3,698,132
SLM Private Education Loan Trust 1.850%, 06/17/30 (144A)	1,325,080	1,317,244
4.408%, 1M LIBOR + 2.250%, 06/16/42 (144A) (b)	1,480,000	1,516,751
SLM Student Loan Trust Zero Coupon, 3M EURIBOR + 0.260%, 12/15/23 (EUR) (b)	479,060	555,883
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (b)	954,157	1,102,794
2.885%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	3,700,000	3,697,797
3.835%, 3M LIBOR + 1.500%, 04/25/23 (b)	7,257,439	7,410,552
SoFi Professional Loan Program LLC 2.050%, 01/25/41 (144A)	3,815,316	3,778,821
South Carolina Student Loan Corp. 2.461%, 3M LIBOR + 0.140% 12/01/23 (b)	193,008	193,003

		24,161,870

Total Asset-Backed Securities (Cost $148,521,857)		151,126,508

Mortgage-Backed Securities—1.9%

Collateralized Mortgage Obligations—1.6%
Alternative Loan Trust 2.336%, 1M LIBOR + 0.120%, 06/25/36 (b)	1,346,726	1,253,579
6.000%, 03/25/37	5,127,122	3,755,087
Banc of America Funding Trust 2.385%, 1M LIBOR + 0.220%, 07/20/36 (b)	67,726	67,426
3.835%, 06/29/37 (144A) (b) (i)	754,716	679,245
4.026%, 02/20/36 (b)	540,380	537,258
Banc of America Mortgage Trust 3.941%, 11/25/34 (b)	32,293	33,350
4.373%, 09/25/35 (b)	69,166	67,052
4.396%, 06/25/35 (b)	127,148	120,051
Bear Stearns Adjustable Rate Mortgage Trust 3.767%, 03/25/35 (b)	258,632	252,410
Bear Stearns ALT-A Trust 2.376%, 1M LIBOR + 0.160%, 02/25/34 (b)	149,379	149,318
4.187%, 09/25/35 (b)	883,649	719,169
Chase Mortgage Finance Trust 4.105%, 02/25/37 (b)	52,039	52,478

BHFTI-288

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust 2.265%, 1M LIBOR + 0.200%, 06/25/47 (144A) (b)	1,341,754	$1,340,769
3.628%, 08/25/35 (b)	40,489	40,571
4.490%, 1Y CMT + 2.400%, 05/25/35 (b)	22,667	22,794
Countrywide Alternative Loan Trust 2.345%, 1M LIBOR + 0.180%, 02/20/47 (b)	845,681	700,437
2.396%, 1M LIBOR + 0.180%, 05/25/47 (b)	246,695	240,948
2.496%, 1M LIBOR + 0.280%, 12/25/35 (b)	25,017	24,213
5.500%, 06/25/25	464,829	465,951
Countrywide Home Loan Mortgage Pass-Through Trust 2.796%, 1M LIBOR + 0.580%, 04/25/35 (b)	576,192	560,191
3.816%, 11/20/34 (b)	124,010	125,515
3.912%, 08/25/34 (b)	96,631	91,404
4.529%, 11/19/33 (b)	12,392	12,537
Countrywide Home Reperforming Loan REMIC Trust 2.556%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	74,568	71,923
Credit Suisse Mortgage Capital Certificates 2.215%, 1M LIBOR + 0.150%, 09/29/36 (144A) (b)	2,576,000	2,413,587
2.565%, 1M LIBOR + 0.500%, 11/30/37 (144A) (b)	2,600,000	2,277,571
9.510%, 10/26/36 (144A) (b)	119,293	107,493
Deutsche ALT-B Securities Mortgage Loan Trust 2.316%, 1M LIBOR + 0.100%, 10/25/36 (b)	21,288	16,518
5.869%, 10/25/36 (o)	375,044	353,535
5.886%, 10/25/36 (o)	375,043	353,530
Eurosail-UK plc 1.750%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (b)	2,331,263	3,025,083
First Horizon Alternative Mortgage Securities Trust 4.105%, 06/25/34 (b)	152,413	151,653
GreenPoint Mortgage Funding Trust 2.756%, 1M LIBOR + 0.540%, 11/25/45 (b)	146,109	128,808
GreenPoint MTA Trust 2.656%, 1M LIBOR + 0.440%, 06/25/45 (b)	273,820	263,942
GSR Mortgage Loan Trust 3.648%, 01/25/35 (b)	119,068	118,959
3.847%, 05/25/35 (b)	355,800	345,468
3.902%, 09/25/35 (b)	186,180	189,764
4.222%, 11/25/35 (b)	416,380	386,562
4.405%, 12/25/34 (b)	782,256	788,653
HarborView Mortgage Loan Trust 2.608%, 1M LIBOR + 0.440%, 05/19/35 (b)	69,733	67,811
2.728%, 1M LIBOR + 0.560%, 02/19/36 (b)	142,277	121,762
2.765%, 1M LIBOR + 0.600%, 06/20/35 (b)	364,759	361,962
IndyMac INDA Mortgage Loan Trust 4.295%, 11/25/35 (b)	224,152	220,350
JPMorgan Mortgage Trust 3.486%, 07/27/37 (144A) (b)	656,197	647,507
3.815%, 06/25/35 (b)	483,950	480,506
4.112%, 07/25/35 (b)	137,059	140,209
4.219%, 02/25/35 (b)	225,202	224,329
4.381%, 08/25/35 (b)	281,998	275,453
4.410%, 07/25/35 (b)	129,610	131,912
4.515%, 09/25/35 (b)	62,052	61,556
4.608%, 08/25/35 (b)	215,231	216,746
Lehman XS Trust 2.756%, 1M LIBOR + 0.540%, 12/25/35 (b)	138,952	139,149

Collateralized Mortgage Obligations—(Continued)
MASTR Adjustable Rate Mortgages Trust 3.656%, 12/25/33 (b)	86,946	84,519
4.416%, 11/21/34 (b)	125,248	128,508
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.598%, 1M LIBOR + 0.440%, 12/15/30 (b)	26,321	25,496
2.858%, 1M LIBOR + 0.700%, 11/15/31 (b)	156,387	156,377
Merrill Lynch Mortgage Investors Trust 2.466%, 1M LIBOR + 0.250%, 11/25/35 (b)	24,640	23,895
4.220%, 12/25/35 (b)	160,895	149,198
National Credit Union Administration Guaranteed Notes 2.530%, 1M LIBOR + 0.450%, 10/07/20 (b)	1,201,622	1,205,337
2.681%, 1M LIBOR + 0.560%, 12/08/20 (b)	2,958,256	2,972,851
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 3.266%, 1M LIBOR + 1.050%, 04/25/35 (b)	2,000,000	1,893,765
Residential Accredit Loans, Inc. 2.516%, 1M LIBOR + 0.300%, 08/25/35 (b)	110,221	98,428
3.205%, 12M MTA + 1.360%, 09/25/45 (b)	113,387	109,288
Residential Asset Securitization Trust 6.500%, 09/25/36	356,196	254,375
Sequoia Mortgage Trust 2.365%, 1M LIBOR + 0.200%, 07/20/36 (b)	778,879	743,311
2.868%, 1M LIBOR + 0.700%, 10/19/26 (b)	36,532	36,732
Structured Adjustable Rate Mortgage Loan Trust 3.245%, 12M MTA + 1.400%, 01/25/35 (b)	87,679	83,201
4.163%, 12/25/34 (b)	36,144	35,714
4.231%, 02/25/34 (b)	101,915	102,617
Structured Asset Mortgage Investments II Trust 2.406%, 1M LIBOR + 0.190%, 06/25/36 (b)	75,783	75,257
2.418%, 1M LIBOR + 0.250%, 07/19/35 (b)	135,721	132,407
2.426%, 1M LIBOR + 0.210%, 05/25/36 (b)	36,400	33,380
2.828%, 1M LIBOR + 0.660%, 10/19/34 (b)	68,650	67,779
Swan Trust 3.160%, 1M BBSW + 1.300%, 04/25/41 (AUD) (b)	107,850	78,645
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (o)	231,023	163,494
WaMu Mortgage Pass-Through Certificates Trust 2.518%, COFI + 1.500%, 07/25/46 (b)	521,694	513,101
2.518%, COFI + 1.500%, 11/25/46 (b)	176,573	174,906
2.557%, 12M MTA + 0.810%, 12/25/46 (b)	78,285	77,901
2.615%, 12M MTA + 0.770%, 05/25/47 (b)	343,682	324,743
2.845%, 12M MTA + 1.000%, 02/25/46 (b)	131,048	130,981
2.845%, 12M MTA + 1.000%, 08/25/46 (b)	5,000,920	4,712,309
3.045%, 12M MTA + 1.200%, 11/25/42 (b)	17,503	16,840
3.707%, 12/25/35 (b)	113,526	110,036
4.045%, 08/25/35 (b)	67,571	63,553
Wells Fargo Mortgage-Backed Securities Trust 3.837%, 03/25/36 (b)	62,895	60,853
3.937%, 11/25/34 (b)	85,758	86,769
4.211%, 04/25/36 (b)	162,169	150,799
4.392%, 04/25/36 (b)	317,358	322,635
4.427%, 09/25/34 (b)	146,597	150,277

		40,944,331

BHFTI-289

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.3%
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	$25,490
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,119,142

		7,144,632

Total Mortgage-Backed Securities (Cost $44,912,469)		48,088,963

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,161,792

Municipals—0.0%
Tobacco Settlement Finance Authority 7.467%, 06/01/47 (Cost $670,959)	700,000	699,419

Floating Rate Loan (k)—0.0%

Hotels, Restaurants & Leisure—0.0%
Las Vegas Sands LLC Term Loan B, 3.992%, 1M LIBOR + 1.750%, 03/27/25 (Cost $98,474)	98,246	98,280

Short-Term Investments—20.7%

Commercial Paper—2.0%
Bank of Montreal Zero Coupon, 10/01/18 (CAD) (l)	3,500,000	2,709,333
1.262%, 10/04/18 (CAD) (l)	1,900,000	1,470,575
1.608%, 10/17/18 (CAD) (l)	1,700,000	1,314,988
Bank of Nova Scotia Zero Coupon, 10/01/18 (CAD) (l)	800,000	619,276
1.511%, 10/09/18 (CAD) (l)	3,300,000	2,553,569
1.534%, 10/10/18 (CAD) (l)	4,200,000	3,249,834
Canadian Imperial Bank of Commerce 1.281%, 10/04/18 (l)	3,800,000	2,941,150
CIMIC Group, Ltd. 3.445%, 02/25/19 (AUD) (j) (l) (m) (n)	3,500,000	2,493,591
3.851%, 04/04/19 (j) (l) (m) (n)	1,000,000	980,597
Enterprise Products Operating LLC 2.370%, 10/19/18 (l)	10,000,000	9,985,743
HSBC Bank Canada 1.309%, 10/04/18 (CAD) (l)	10,100,000	7,817,266
1.553%, 10/09/18 (CAD) (l)	3,300,000	2,553,569
1.629%, 10/15/18 (CAD) (l)	5,500,000	4,254,755
1.644%, 10/19/18 (CAD) (l)	500,000	386,726

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Royal Bank of Canada New York 1.541%, 10/10/18 (CAD) (l)	900,000	$696,393
1.607%, 10/22/18 (CAD) (l)	1,700,000	1,314,685
1.618%, 10/18/18 (CAD) (l)	300,000	232,045
1.625%, 10/25/18 (CAD) (l)	1,300,000	1,005,287
Toronto-Dominion Bank Zero Coupon, 10/01/18 (CAD) (l)	700,000	541,867
1.548%, 10/12/18 (CAD) (l)	1,700,000	1,315,290
1.602%, 10/22/18 (CAD) (l)	1,400,000	1,082,454
1.606%, 10/24/18 (CAD) (l)	800,000	618,477

		50,137,470

Foreign Government—1.8%
Argentina Treasury Bills 2.898%, 10/26/18 (l)	600,000	598,354
2.948%, 11/16/18 (l)	2,212,000	2,200,245
Japan Treasury Bill Zero Coupon, 10/29/18 (JPY) (l)	4,770,000,000	41,986,160

		44,784,759

Repurchase Agreements—16.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $5,301,266; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $5,410,569.	5,300,824	5,300,824
JPMorgan Securities LLC Repurchase Agreement dated 09/28/18 at 2.29%, due on 10/02/18 with a maturity value of $360,491,702; collateralized by U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $367,406,593.	360,400,000	360,400,000
Repurchase Agreement dated 09/28/18 at 2.34%, due on 10/01/18 with a maturity value of $55,710,862 collateralized by U.S. Treasury Note at 2.750%, maturing 09/15/21, with a market value of $56,839,690.	55,700,000	55,700,000

		421,400,824

Total Short-Term Investments (Cost $516,882,054)		516,323,053

Total Purchased Options—0.0% (p) (Cost $11,970)		1,400

Total Investments—161.5% (Cost $4,063,673,173)		4,024,195,340
Other assets and liabilities (net)—(61.5)%		(1,532,373,877)

Net Assets—100.0%		$2,491,821,463

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

BHFTI-290

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2018, the market value of securities pledged was $3,418,025.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2018, the value of securities pledged amounted to $6,159,117.
(f)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2018, the value of securities pledged amounted to $1,914,042.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2018, the market value of securities pledged was $10,714,408.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $4,272,061.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $8,098,640, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Illiquid security. As of September 30, 2018, these securities represent 0.2% of net assets.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	The rate shown represents current yield to maturity.
(m)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.1% of net assets.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $186,594,400, which is 7.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Banc of America Funding Trust, 3.835%, 06/29/37	09/28/18	$754,716	$654,958	$679,250
Duke Energy Corp., 2.819%, 05/14/21	05/11/18	7,400,000	7,400,000	7,419,395

				$8,098,645

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	3.000%	TBA	$(52,700,000)	$(50,792,165)	$(50,401,675)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	48,161,255	BNP	10/09/18	USD	1,189,460	$(34,103)
ARS	31,485,124	BNP	10/11/18	USD	806,071	(52,803)
BRL	7,000,000	BNP	10/02/18	USD	1,874,314	(141,018)
BRL	90,489,978	BNP	10/02/18	USD	22,600,459	(193,908)
BRL	6,659,978	DBAG	10/02/18	USD	1,629,552	19,550
BRL	35,000,000	JPMC	10/02/18	USD	9,033,540	(367,063)
BRL	48,830,000	JPMC	10/02/18	USD	12,449,328	(358,355)
CAD	22,338,000	CBNA	10/02/18	USD	17,158,000	136,560
COP	18,737,980,250	CBNA	12/17/18	USD	6,026,237	288,796

BHFTI-291

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	32,247,195	BNP	10/02/18	USD	37,982,030	$(541,409)
GBP	1,245,000	BNP	10/02/18	USD	1,638,132	(15,399)
GBP	955,000	CBNA	10/02/18	USD	1,251,450	(6,702)
GBP	6,437,000	CBNA	10/02/18	USD	8,489,570	(99,582)
GBP	19,393,000	JPMC	10/02/18	USD	25,548,053	(271,211)
GBP	4,925,000	UBSA	10/02/18	USD	6,478,517	(59,271)
IDR	53,125,795,000	CBNA	12/19/18	USD	3,547,869	(17,861)
INR	13,157,969	BNP	12/19/18	USD	185,097	(5,305)
JPY	1,331,628,357	BNP	10/02/18	USD	11,996,198	(276,181)
JPY	1,331,628,357	JPMC	11/02/18	USD	11,825,712	(79,456)
MYR	506,797	GSBU	12/19/18	USD	122,652	(352)
NZD	15,376,000	JPMC	10/02/18	USD	10,216,485	(24,504)
RUB	327,372,475	UBSA	11/15/18	USD	5,101,246	(126,353)

Contracts to Deliver
ARS	82,960,571	BNP	10/04/18	USD	2,177,443	$173,705
AUD	37,916,000	GSBU	10/02/18	USD	27,433,818	26,240
AUD	6,386,000	JPMC	10/02/18	USD	4,596,819	(19,301)
AUD	44,302,000	CBNA	11/02/18	USD	31,979,399	(50,621)
AUD	3,500,000	CBNA	02/25/19	USD	2,543,030	9,291
BRL	90,830,000	BNP	10/02/18	USD	26,338,988	3,848,242
BRL	6,659,978	BNP	10/02/18	USD	1,713,817	64,716
BRL	6,659,978	DBAG	10/02/18	USD	1,663,373	14,271
BRL	83,830,000	JPMC	10/02/18	USD	20,937,086	179,636
BRL	6,659,978	DBAG	11/05/18	USD	1,625,257	(19,974)
BRL	63,387,000	BNP	01/03/19	USD	17,175,256	1,597,882
BRL	21,595,000	BNP	01/03/19	USD	5,660,105	353,128
BRL	43,905,000	CBNA	01/03/19	USD	11,547,566	757,899
BRL	64,867,000	JPMC	01/03/19	USD	17,281,737	1,340,653
BRL	20,907,000	JPMC	01/03/19	USD	5,816,386	678,485
CAD	3,500,000	BNP	10/01/18	USD	2,657,652	(52,061)
CAD	700,000	GSBU	10/01/18	USD	532,889	(9,053)
CAD	800,000	JPMC	10/01/18	USD	613,589	(5,774)
CAD	22,338,000	CBNA	10/02/18	USD	17,289,634	(4,926)
CAD	1,900,000	BNP	10/04/18	USD	1,444,223	(26,866)
CAD	6,600,000	GSBU	10/04/18	USD	5,024,719	(85,380)
CAD	7,300,000	JPMC	10/04/18	USD	5,542,231	(109,849)
CAD	3,300,000	GSBU	10/09/18	USD	2,508,636	(46,710)
CAD	3,300,000	SG	10/09/18	USD	2,540,009	(15,337)
CAD	4,200,000	SG	10/10/18	USD	3,233,135	(19,194)
CAD	900,000	UBSA	10/10/18	USD	684,203	(12,725)
CAD	1,700,000	GSBU	10/12/18	USD	1,306,627	(9,849)
CAD	5,500,000	GSBU	10/15/18	USD	4,227,392	(32,070)
CAD	1,700,000	BBP	10/17/18	USD	1,310,064	(6,554)
CAD	300,000	CBNA	10/18/18	USD	231,193	(1,156)
CAD	500,000	JPMC	10/19/18	USD	387,574	317
CAD	1,700,000	CBNA	10/22/18	USD	1,317,059	300
CAD	1,400,000	CBNA	10/22/18	USD	1,082,223	(2,168)
CAD	800,000	JPMC	10/24/18	USD	618,494	(1,185)
CAD	1,300,000	CBNA	10/25/18	USD	1,005,021	(1,977)
CAD	22,338,000	CBNA	11/02/18	USD	17,169,170	(137,081)
CHF	155,000	CBNA	11/15/18	USD	157,702	(856)
CNH	41,937,191	JPMC	12/19/18	USD	6,151,061	74,912
EUR	32,247,195	CBNA	10/02/18	USD	37,697,939	257,317
EUR	32,247,195	BNP	11/02/18	USD	38,073,999	542,763
GBP	31,710,000	SG	10/02/18	USD	40,866,580	(464,244)

BHFTI-292

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	19,393,000	JPMC	11/02/18	USD	25,582,819	$271,263
JPY	1,331,628,357	JPMC	10/02/18	USD	11,799,076	79,059
JPY	1,360,000,000	BNP	10/29/18	USD	12,317,446	324,372
JPY	1,390,000,000	BBP	10/29/18	USD	12,595,143	337,516
JPY	170,000,000	JPMC	10/29/18	USD	1,541,111	41,977
JPY	1,850,000,000	UBSA	10/29/18	USD	16,765,979	451,871
KRW	5,777,330,760	BNP	12/19/18	USD	5,171,722	(46,541)
MXN	56,674,550	JPMC	10/26/18	USD	3,008,459	(8,683)
NZD	15,376,000	JPMC	10/02/18	USD	10,223,012	31,031
NZD	15,376,000	JPMC	11/02/18	USD	10,218,073	24,247
SGD	3,443,254	CSI	12/19/18	USD	2,524,750	1,752
TWD	76,589,458	BNP	12/19/18	USD	2,512,118	(10,015)

Net Unrealized Appreciation						$8,056,765

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/17/18	16	USD	3,893,600	$(14,421)
90 Day Eurodollar Futures	03/18/19	16	USD	3,886,400	(18,821)
90 Day Eurodollar Futures	06/17/19	16	USD	3,880,400	(22,421)
90 Day Eurodollar Futures	09/16/19	16	USD	3,876,800	(24,020)
90 Day Eurodollar Futures	12/16/19	16	USD	3,874,400	(24,620)
Euro-Bund Futures	12/06/18	329	EUR	52,241,910	(285,988)
Put Options on 10 Year Euro-Bund Futures, Strike EUR 150.00	11/23/18	38	EUR	380	(38)
U.S. Treasury Note 10 Year Futures	12/19/18	654	USD	77,682,938	(855,141)
U.S. Treasury Note 2 Year Futures	12/31/18	32	USD	6,743,500	(20,030)
U.S. Treasury Note 5 Year Futures	12/31/18	63	USD	7,086,023	(62,094)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/17/18	(57)	AUD	(7,344,623)	45,078
Australian 3 Year Treasury Bond Futures	12/17/18	(117)	AUD	(13,018,164)	12,848
Call Options on 10 Year Euro-Bund Futures, Strike EUR 161.50	11/23/18	(128)	EUR	(32,000)	21,398
Euro-BTP Futures	12/06/18	(139)	EUR	(17,213,760)	405,788
Euro-OAT Futures	12/06/18	(587)	EUR	(88,666,350)	646,723
Japanese Government 10 Year Bond Futures	12/13/18	(17)	JPY	(2,551,530,000)	4,436
Put Options on 10 Year Euro-Bund Futures, Strike EUR 159.50	10/26/18	(69)	EUR	(81,420)	(25,542)
U.S. Treasury Long Bond Futures	12/19/18	(763)	USD	(107,201,500)	2,792,083
U.S. Treasury Note Ultra 10 Year Futures	12/19/18	(878)	USD	(110,628,000)	1,750,360
U.S. Treasury Ultra Long Bond Futures	12/19/18	(29)	USD	(4,474,156)	128,194
United Kingdom Long Gilt Bond Futures	12/27/18	(625)	GBP	(75,587,500)	981,465

Net Unrealized Appreciation					$5,435,237

Purchased Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond Futures	USD	159.000	11/23/18	586	USD	586,000	$5,010	$586	$(4,424)
Put - U.S. Treasury Note 2-Year Futures	USD	104.500	11/23/18	30	USD	60,000	257	30	(227)
Put - U.S. Treasury Note 5-Year Futures	USD	108.250	11/23/18	62	USD	62,000	530	62	(468)
Put - U.S. Treasury Note 10-Year Futures	USD	110.500	11/23/18	628	USD	628,000	5,369	628	(4,741)

BHFTI-293

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - U.S. Treasury Note 10-Year Futures	USD	111.000	11/23/18	94	USD	94,000	$804	$94	$(710)

Totals							$11,970	$1,400	$(10,570)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
USD Call/BRL Put	BRL	4.000	JPMC	10/17/18	(5,070,000)	USD	(5,070,000)	$(118,055)	$(128,068)	$(10,013)

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPI-U Index	233.916	JPMC	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10]	04/22/24	(35,000,000)	USD	(35,000,000)	$(254,625)	$(910)	$253,715
Cap - CPI-U Index	234.781	JPMC	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10]	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	(81)	19,379
Cap - HICP Index	100.151	GSBU	Maximum of [(Final Index/Initial Index) - (1 + 3.000%)][10]	06/22/35	(8,700,000)	EUR	(8,700,000)	(395,798)	(37,036)	358,762
Floor - OTC CPURNSA Index	0.000	MSCS	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0[10]	01/02/20	(201,300,000)	USD	(201,300,000)	(156,007)	(296,396)	(140,389)
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0 USD	04/07/20	(49,000,000)	USD	(49,000,000)	(436,720)	—	436,720
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0 USD	09/29/20	(4,700,000)	USD	(4,700,000)	(60,630)	—	60,630
Floor - OTC YOY CPURNSA Index	233.916	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/20	(33,500,000)	USD	(33,500,000)	(378,550)	(15,243)	363,307
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(17,321)	257,688

Totals								$(1,976,799)	$(366,987)	$1,609,812

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year IRS	3.250%	CBNA	3M LIBOR	Pay	12/04/18	(24,600,000)	USD	(24,600,000)	$(138,990)	$(84,358)	$54,632

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year CDS	0.900%	BBP	CDX.ITRX.EUR.29	Sell	11/21/18	(14,000,000)	EUR	(14,000,000)	$(19,389)	$(4,351)	$15,038

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Bond Futures	$142.500	10/26/18	(41)	USD	(41,000)	$(11,482)	$(10,891)	$591
Call - U.S. Treasury Bond Futures	142.000	10/26/18	(62)	USD	(62,000)	(29,215)	(24,219)	4,996
Put - U.S. Treasury Bond Futures	142.000	10/26/18	(104)	USD	(104,000)	(81,429)	(196,625)	(115,196)
Put - U.S. Treasury Note 10 Year Futures	120.000	10/26/18	(84)	USD	(84,000)	(53,712)	(108,938)	(55,226)

Totals						$(175,838)	$(340,673)	$(164,835)

BHFTI-294

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	CPURNSA	Maturity	1.788%	Maturity	07/18/26	MSCS	USD	1,400,000	$(76,381)	$—	$(76,381)
Pay	CPURNSA	Maturity	1.800%	Maturity	07/20/26	MSCS	USD	6,500,000	(345,812)	—	(345,812)
Pay	CPURNSA	Maturity	1.805%	Maturity	09/20/26	MSCS	USD	2,300,000	(119,940)	—	(119,940)
Pay	CPURNSA	Maturity	1.810%	Maturity	07/19/26	MSCS	USD	12,600,000	(659,509)	—	(659,509)
Receive	CPURNSA	Maturity	2.560%	Maturity	05/08/23	DBAG	USD	12,300,000	(927,281)	—	(927,281)

Totals									$(2,128,923)	$—	$(2,128,923)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CPURNSA	Annually	2.156%	Annually	10/17/27	USD	10,000,000	$(250,817)	$—	$(250,817)
Pay	CPURNSA	Annually	2.335%	Annually	02/05/28	USD	13,090,000	(10,083)	28,402	(38,485)
Pay	CPURNSA	Annually	2.353%	Annually	05/09/28	USD	4,030,000	(2,986)	—	(2,986)
Pay	CPURNSA	Annually	2.360%	Annually	05/09/28	USD	6,060,000	(197)	—	(197)
Pay	CPURNSA	Annually	2.364%	Annually	05/10/28	USD	6,160,000	1,630	—	1,630
Pay	CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(8,788)	(1,137)	(7,651)
Pay	12M HICP	Maturity	1.535%	Maturity	06/15/23	EUR	10,790,000	(23,549)	—	(23,549)
Pay	12M HICP	Maturity	1.620%	Maturity	05/15/28	EUR	6,170,000	2,020	387	1,633
Pay	12M HICP	Annually	1.535%	Annually	03/15/28	EUR	3,800,000	(27,463)	—	(27,463)
Pay	12M HICP	Maturity	1.946%	Maturity	03/15/48	EUR	2,100,000	(6,318)	5,193	(11,511)
Pay	12M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(53,094)	(63,551)	10,457
Pay	12M UKRPI	Annually	3.300%	Annually	12/15/30	GBP	4,500,000	(165,307)	(213,641)	48,334
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	24,200,000	(407,073)	(197,470)	(209,603)
Pay	12M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	14,000,000	9,253	1,788	7,465
Pay	12M UKRPI	Annually	3.358%	Annually	04/15/35	GBP	2,900,000	(50,062)	(64,562)	14,500
Pay	12M UKRPI	Annually	3.400%	Annually	06/15/30	GBP	18,500,000	138,791	57,523	81,268
Pay	12M UKRPI	Annually	3.470%	Annually	09/15/32	GBP	7,240,000	(83,047)	(23,095)	(59,952)
Pay	12M UKRPI	Maturity	3.513%	Maturity	09/15/28	GBP	4,600,000	9,259	213	9,046
Pay	12M UKRPI	Maturity	3.530%	Maturity	10/15/31	GBP	580,000	2,128	15,822	(13,694)
Pay	12M UKRPI	Maturity	3.500%	Maturity	09/15/33	GBP	1,040,000	(10,588)	810	(11,398)
Pay	CPURNSA	Annually	1.730%	Annually	07/26/26	USD	7,500,000	(446,171)	(402,024)	(44,147)
Pay	CPURNSA	Annually	1.780%	Annually	09/15/26	USD	5,000,000	(270,145)	(242,701)	(27,444)
Pay	CPURNSA	Annually	1.801%	Annually	09/12/26	USD	5,870,000	(303,914)	(271,133)	(32,781)
Pay	CPURNSA	Annually	2.150%	Annually	09/25/27	USD	4,500,000	(117,234)	—	(117,234)
Pay	CPURNSA	Annually	2.180%	Annually	09/20/27	USD	4,490,000	(102,955)	—	(102,955)
Pay	3M LIBOR	Quarterly	2.000%	Semi-Annually	06/20/23	USD	75,900,000	(3,583,823)	(2,932,218)	(651,605)
Pay	3M LIBOR	Quarterly	2.250%	Semi-Annually	12/20/22	USD	81,000,000	(2,631,212)	102,021	(2,733,233)
Pay	3M LIBOR	Quarterly	2.500%	Semi-Annually	12/19/23	USD	20,900,000	(588,379)	(168,036)	(420,343)
Pay	3M LIBOR	Quarterly	2.670%	Semi-Annually	11/19/23	USD	14,000,000	(278,408)	—	(278,408)
Pay	3M LIBOR	Quarterly	2.678%	Semi-Annually	10/25/23	USD	16,600,000	(316,763)	—	(316,763)
Pay	3M LIBOR	Quarterly	2.681%	Semi-Annually	12/12/23	USD	14,000,000	(275,909)	—	(275,909)
Pay	3M LIBOR	Quarterly	2.750%	Semi-Annually	12/19/23	USD	38,600,000	(613,161)	(260,628)	(352,533)
Pay	3M LIBOR	Quarterly	3.090%	Semi-Annually	09/13/48	USD	10,730,000	(165,348)	—	(165,348)
Pay	FRCPXT	Annually	1.350%	Annually	01/15/23	EUR	7,400,000	(52,349)	2,388	(54,737)
Pay	FRCPXT	Annually	1.575%	Annually	01/15/28	EUR	3,100,000	(4,286)	—	(4,286)
Pay	FRCPXT	Annually	1.590%	Annually	02/15/28	EUR	13,200,000	19,033	(377)	19,410
Pay	FRCPXT	Annually	1.606%	Annually	02/15/28	EUR	1,920,000	6,592	—	6,592
Pay	FRCPXT	Maturity	1.621%	Maturity	07/15/28	EUR	9,210,000	30,496	—	30,496
Pay	FRCPXT	Annually	1.910%	Annually	01/15/38	EUR	2,280,000	51,433	6,477	44,956
Receive	FRCPXT	Annually	1.000%	Annually	04/15/20	EUR	1,190,000	10,563	—	10,563
Receive	FRCPXT	Maturity	1.150%	Maturity	08/06/20	EUR	5,130,000	20,324	1,187	19,137

BHFTI-295

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	FRCPXT	Maturity	1.160%	Maturity	08/15/20	EUR	15,120,000	$56,333	$9,943	$46,390
Receive	FRCPXT	Annually	1.345%	Annually	06/15/21	EUR	4,900,000	21,502	—	21,502
Receive	CPURNSA	Annually	1.925%	Annually	05/08/19	USD	7,630,000	20,538	—	20,538
Receive	CPURNSA	Annually	1.980%	Annually	04/10/19	USD	14,310,000	30,622	—	30,622
Receive	CPURNSA	Annually	2.069%	Annually	07/15/22	USD	4,500,000	66,941	—	66,941
Receive	CPURNSA	Annually	2.070%	Annually	03/23/19	USD	13,480,000	29,217	781	28,436
Receive	CPURNSA	Annually	2.168%	Annually	07/15/20	USD	13,200,000	79,945	—	79,945
Receive	CPURNSA	Annually	2.210%	Annually	02/05/23	USD	25,780,000	176,300	—	176,300
Receive	CPURNSA	Annually	2.263%	Annually	04/27/23	USD	17,820,000	25,962	(2,800)	28,762
Receive	CPURNSA	Annually	2.263%	Annually	05/09/23	USD	4,030,000	8,193	—	8,193
Receive	CPURNSA	Annually	2.281%	Annually	05/10/23	USD	6,160,000	7,528	—	7,528
Receive	12M HICP	Maturity	1.315%	Maturity	08/15/20	EUR	19,720,000	88,010	888	87,122
Receive	12M HICP	Maturity	1.710%	Maturity	03/15/33	EUR	2,100,000	(703)	(2,813)	2,110
Receive	12M FEDRC	Annually	2.000%	Annually	12/15/47	USD	9,630,000	1,499,682	22,083	1,477,599
Receive	12M FEDRC	Annually	2.428%	Annually	12/20/47	USD	2,000,000	140,743	—	140,743
Receive	12M FEDRC	Annually	2.478%	Annually	12/20/47	USD	4,834,000	291,415	17,887	273,528
Receive	12M FEDRC	Annually	2.499%	Annually	12/20/47	USD	1,590,000	89,088	—	89,088
Receive	12M UKRPI	Annually	3.428%	Annually	03/15/47	GBP	8,610,000	624,405	459,191	165,214
Receive	12M UKRPI	Monthly	3.585%	Monthly	10/15/46	GBP	5,230,000	(231,406)	(398,518)	167,112
Receive	CPURNSA	Annually	1.550%	Annually	07/26/21	USD	7,500,000	281,835	253,846	27,989
Receive	CPURNSA	Annually	1.603%	Annually	09/12/21	USD	5,870,000	199,671	176,800	22,871
Receive	CPURNSA	Annually	2.021%	Annually	11/25/20	USD	10,400,000	119,506	—	119,506
Receive	CPURNSA	Annually	2.027%	Annually	11/23/20	USD	11,000,000	124,473	—	124,473
Receive	3M LIBOR	Semi-Annually	1.750%	Quarterly	06/20/20	USD	78,340,000	1,572,782	1,469,939	102,843
Receive	3M LIBOR	Semi-Annually	1.850%	Quarterly	07/27/26	USD	13,350,000	745,059	—	745,059
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	07/27/26	USD	87,400,000	4,315,587	1,487,733	2,827,854
Receive	3M LIBOR	Semi-Annually	2.150%	Quarterly	06/19/48	USD	3,190,000	648,216	—	648,216
Receive	3M LIBOR	Semi-Annually	2.250%	Semi-Annually	06/20/28	USD	28,730,000	2,093,825	1,593,677	500,148
Receive	3M LIBOR	Semi-Annually	2.300%	Quarterly	04/21/26	USD	34,400,000	1,260,949	—	1,260,949
Receive	3M LIBOR	Semi-Annually	2.300%	Quarterly	04/27/26	USD	41,300,000	1,513,379	—	1,513,379
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	03/16/26	USD	12,900,000	417,943	—	417,943
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	12/07/26	USD	12,100,000	389,323	137,159	252,164
Receive	3M LIBOR	Semi-Annually	2.500%	Quarterly	06/20/48	USD	10,960,000	1,461,093	1,310,283	150,810
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/19/48	USD	300,000	25,418	8,036	17,382
Receive	3M LIBOR	Semi-Annually	2.765%	Quarterly	07/18/28	USD	30,350,000	973,070	—	973,070
Receive	3M LIBOR	Semi-Annually	3.100%	Quarterly	04/17/28	USD	54,870,000	233,067	(165,305)	398,372
Receive	3M LIBOR	Semi-Annually	3.134%	Quarterly	09/13/28	USD	53,000,000	182,939	—	182,939
Receive	3M NZDBB	Semi-Annually	3.250%	Quarterly	03/21/28	NZD	8,400,000	(179,934)	25,634	(205,568)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	798,000,000	13,933	(14,442)	28,375
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	450,000,000	17,069	(7,027)	24,096
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,270,000,000	(77,632)	(123,466)	45,834
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	03/20/29	GBP	10,000,000	250,429	160,116	90,313
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	12/21/45	JPY	143,000,000	(181,675)	(215,769)	34,094
Receive	6M LIBOR	Semi-Annually	1.750%	Semi-Annually	03/20/49	GBP	10,000,000	29,244	(60,395)	89,639

Totals								$8,905,977	$1,525,099	$7,380,878

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.31	(5.000%)	Quarterly	12/20/23	3.315%	USD	8,700,000	$(636,274)	$(610,180)	$(26,094)
ITRX.EUR.26	(1.000%)	Quarterly	12/20/21	0.319%	EUR	13,800,000	(354,621)	(223,083)	(131,538)
ITRX.EUR.28	(1.000%)	Quarterly	12/20/22	0.489%	EUR	38,300,000	(955,889)	(1,068,020)	112,131

Totals							$(1,946,784)	$(1,901,283)	$(45,501)

BHFTI-296

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.418%	EUR	890,000	$13,556	$14,752	$(1,196)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018 (b)	Notional Amount (c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/21	CBNA	1.844%	USD	800,000	$(17,397)	$(69,203)	$51,806
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/21	DBAG	1.844%	USD	1,200,000	(26,096)	(103,310)	77,214
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/22	CBNA	2.130%	USD	2,600,000	(100,380)	(164,239)	63,859

Totals								$(143,873)	$(336,752)	$192,879

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	DBAG	0.000%	USD	7,900,000	$83,588	$(496,449)	$580,037
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	GSI	0.000%	USD	900,000	9,523	(46,594)	56,117

Totals								$93,111	$(543,043)	$636,154

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Depreciation.

BHFTI-297

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(DKK)—	Danish Krone
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(BBSW)—	Bank Bill Swap Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMT)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(COFI)—	11th District Cost of Funds Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro Interbank Offered Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(FRCPXT)—	France Consumer Price ex-Tobacco Index
(HICP)—	Harmonized Index of Consumer Prices
(ICE)—	Intercontinental Exchange, Inc.
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(UKRPI)—	United Kingdom Retail Price Index
(YOY)—	Year-Over-Year Option

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-298

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,961,134,096	$—	$2,961,134,096
Total Corporate Bonds & Notes*	—	200,469,342	—	200,469,342
Total Foreign Government*	—	145,092,487	—	145,092,487
Total Asset-Backed Securities*	—	151,126,508	—	151,126,508
Total Mortgage-Backed Securities*	—	48,088,963	—	48,088,963
Total Convertible Preferred Stock*	1,161,792	—	—	1,161,792
Total Municipals	—	699,419	—	699,419
Total Floating Rate Loan*	—	98,280	—	98,280
Short-Term Investments
Commercial Paper	—	46,663,282	3,474,188	50,137,470
Foreign Government	—	44,784,759	—	44,784,759
Repurchase Agreements	—	421,400,824	—	421,400,824
Total Short-Term Investments	—	512,848,865	3,474,188	516,323,053
Total Purchased Options*	$1,400	$—	$—	$1,400
Total Investments	$1,163,192	$4,019,557,960	$3,474,188	$4,024,195,340

Total Forward Sales Commitments	$—	$(50,401,675)	$—	$(50,401,675)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,927,751	$—	$11,927,751
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,870,986)	—	(3,870,986)
Total Forward Contracts	$—	$8,056,765	$—	$8,056,765
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,788,373	$—	$—	$6,788,373
Futures Contracts (Unrealized Depreciation)	(1,353,136)	—	—	(1,353,136)
Total Futures Contracts	$5,435,237	$—	$—	$5,435,237
Written Options
Credit Default Swaptions at Value	$—	$(4,351)	$—	$(4,351)
Foreign Currency Written Options at Value	—	(128,068)	—	(128,068)
Inflation Capped Options at Value	—	(366,987)	—	(366,987)
Interest Rate Swaptions at Value	—	(84,358)	—	(84,358)
Options on Exchange-Traded Futures Contracts at Value	(340,673)	—	—	(340,673)
Total Written Options	$(340,673)	$(583,764)	$—	$(924,437)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$13,933,609	$—	$13,933,609
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,599,428)	—	(6,599,428)
Total Centrally Cleared Swap Contracts	$—	$7,334,181	$—	$7,334,181
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$93,111	$—	$93,111
OTC Swap Contracts at Value (Liabilities)	—	(2,272,796)	—	(2,272,796)
Total OTC Swap Contracts	$—	$(2,179,685)	$—	$(2,179,685)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-299

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—80.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—61.1%
Fannie Mae 10 Yr. Pool 3.000%, 12/01/20	41,836	$41,367
3.000%, 02/01/21	132,696	131,208
3.000%, 08/01/21	106,789	105,592
3.000%, 11/01/21	30,389	30,190
3.000%, 03/01/22	143,056	142,832
3.000%, 05/01/22	486,950	486,189
5.500%, 10/01/18	6	6
Fannie Mae 15 Yr. Pool 3.000%, 09/01/28	462,197	458,217
3.000%, 06/01/30	15,102,293	14,971,694
3.000%, TBA (a)	59,000,000	58,210,174
3.500%, 10/01/26	169,641	170,615
3.500%, 12/01/26	283,500	285,917
3.500%, 08/01/27	238,006	240,022
3.500%, 07/01/29	149,722	150,793
3.500%, TBA (a)	53,000,000	53,272,367
4.000%, 04/01/24	25,084	25,613
4.000%, 05/01/24	1,005,161	1,026,190
4.000%, 06/01/24	1,212,450	1,237,939
4.000%, 07/01/24	11,163	11,395
4.000%, 02/01/25	361,143	368,721
4.000%, 06/01/25	112,782	115,120
4.000%, 07/01/25	3,656	3,732
4.000%, 08/01/25	386,163	394,286
4.000%, 09/01/25	20,427	20,861
4.000%, 12/01/25	107,509	109,844
4.000%, 02/01/26	103,885	106,087
4.000%, 03/01/26	20,531	20,978
4.000%, 06/01/26	15,762	16,091
4.500%, 08/01/20	70,315	71,412
4.500%, 09/01/20	40,527	41,028
4.500%, 10/01/20	3,730	3,776
4.500%, 12/01/20	53,012	53,723
4.500%, 02/01/23	101,119	104,839
4.500%, 03/01/23	146,025	148,986
4.500%, 05/01/23	18,728	19,130
4.500%, 06/01/23	1,220	1,265
4.500%, 04/01/24	32,903	34,113
4.500%, 05/01/24	114,516	118,665
4.500%, 08/01/24	21,946	22,626
4.500%, 10/01/24	160,593	166,566
4.500%, 11/01/24	39,556	40,893
4.500%, 02/01/25	254,991	263,521
4.500%, 03/01/25	202,245	209,746
4.500%, 04/01/25	163,925	169,981
4.500%, 05/01/25	416,876	430,551
4.500%, 06/01/25	27,485	28,326
4.500%, 07/01/25	1,611,685	1,664,900
4.500%, 08/01/25	32,795	34,020
4.500%, 09/01/25	107,580	111,585
4.500%, 11/01/25	86,281	89,514
4.500%, 04/01/26	9,912	10,282
4.500%, 01/01/27	23,542	24,047
5.500%, 11/01/18	1	1
5.500%, 09/01/19	35	35

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 5.500%, 09/01/20	2,664	2,702
5.500%, 12/01/20	61	61
5.500%, 03/01/22	67,207	68,712
5.500%, 04/01/22	36,757	37,454
5.500%, 07/01/22	51,698	52,799
5.500%, 09/01/22	19,880	20,256
5.500%, 10/01/22	173,500	178,627
5.500%, 11/01/22	37,269	38,187
5.500%, 12/01/22	28,380	28,944
5.500%, 02/01/23	61,884	63,370
5.500%, 03/01/23	8,819	9,126
5.500%, 07/01/23	5,884	6,044
5.500%, 08/01/23	19,362	19,958
5.500%, 10/01/23	35,722	36,672
5.500%, 11/01/23	2,894	2,893
5.500%, 12/01/23	16,189	16,666
5.500%, 01/01/24	5,453	5,644
5.500%, 03/01/24	31,836	32,917
5.500%, 09/01/24	11,500	11,685
5.500%, 01/01/25	440,260	455,400
5.500%, 05/01/25	24,121	24,819
Fannie Mae 20 Yr. Pool 4.000%, 04/01/29	41,433	42,361
4.000%, 05/01/29	146,916	148,420
4.000%, 03/01/30	83,717	85,192
4.000%, 05/01/30	131,011	133,512
4.000%, 08/01/30	103,487	105,306
4.000%, 09/01/30	75,219	76,546
4.000%, 10/01/30	3,044	3,098
4.000%, 11/01/30	357,016	363,311
4.000%, 12/01/30	48,222	49,073
4.000%, 06/01/31	7,520	7,652
4.000%, 09/01/31	180,722	183,911
4.000%, 11/01/31	19,735	19,996
4.500%, 01/01/25	4,955	5,114
4.500%, 04/01/31	33,191	34,372
5.000%, 02/01/23	211,835	222,394
5.000%, 03/01/23	319,612	335,544
5.000%, 07/01/23	194,120	203,796
5.000%, 09/01/23	88,471	92,881
5.000%, 10/01/23	6,865,202	7,207,404
5.000%, 01/01/24	283,079	297,189
5.000%, 05/01/24	99,361	104,314
5.000%, 06/01/24	1,075,763	1,129,386
5.000%, 07/01/24	6,388,116	6,706,536
5.000%, 01/01/25	71,491	75,054
5.000%, 09/01/25	521,921	547,937
5.000%, 12/01/25	193,565	203,213
5.000%, 01/01/26	47,459	49,824
5.000%, 08/01/26	201,862	211,924
5.000%, 02/01/27	3,917	4,112
5.000%, 05/01/27	112,743	118,363
5.000%, 07/01/27	648,841	681,183
5.000%, 12/01/27	298,467	313,345
5.000%, 03/01/28	11,458	12,029

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 5.000%, 05/01/28	384,906	$404,091
5.000%, 06/01/28	1,193,052	1,252,521
5.000%, 01/01/29	219,999	230,965
5.000%, 07/01/29	68,892	72,348
5.000%, 12/01/29	19,285	20,260
5.000%, 03/01/30	351,123	368,874
5.000%, 05/01/30	79,733	83,753
5.000%, 11/01/30	364,150	382,301
5.000%, 07/01/31	60,552	63,592
5.500%, 02/01/19	193	206
5.500%, 06/01/23	112,685	120,306
5.500%, 07/01/24	5,341	5,702
5.500%, 01/01/25	6,268	6,692
5.500%, 02/01/25	1,697	1,812
5.500%, 03/01/25	419,188	447,537
5.500%, 08/01/25	40,260	43,430
5.500%, 10/01/25	2,797	2,986
5.500%, 11/01/25	6,248	6,670
5.500%, 03/01/26	45,109	48,159
5.500%, 05/01/26	1,329	1,419
5.500%, 06/01/26	272,633	291,072
5.500%, 01/01/27	39,285	41,942
5.500%, 06/01/27	6,913	7,383
5.500%, 07/01/27	124,447	132,863
5.500%, 08/01/27	59,636	63,669
5.500%, 10/01/27	70,746	75,530
5.500%, 11/01/27	19,819	21,159
5.500%, 12/01/27	171,016	182,582
5.500%, 01/01/28	67,677	72,254
5.500%, 03/01/28	33,171	35,415
5.500%, 04/01/28	125,346	133,823
5.500%, 05/01/28	42,998	45,908
5.500%, 06/01/28	10,808	11,538
5.500%, 07/01/28	5,727	6,114
5.500%, 09/01/28	82,674	88,265
5.500%, 10/01/28	13,953	14,897
5.500%, 12/01/28	5,875	6,272
5.500%, 01/01/29	91,688	97,889
5.500%, 07/01/29	49,803	53,176
5.500%, 10/01/29	185,725	199,874
5.500%, 04/01/30	87,161	93,069
6.000%, 06/01/26	6,929	7,486
6.000%, 07/01/26	53,264	57,542
6.000%, 08/01/26	10,298	11,126
6.000%, 12/01/26	9,481	10,243
6.000%, 10/01/28	30,372	32,820
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	553,000,000	528,673,188
3.500%, TBA (a)	922,100,000	906,512,903
4.000%, 05/01/34	130,127	131,661
4.000%, 05/01/35	80,953	82,167
4.000%, 01/01/41	536,727	546,911
4.000%, 03/01/41	289,731	294,002
4.000%, 05/01/41	364,217	371,181
4.000%, 05/01/42	138,857	141,344

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 12/01/43	575,129	584,533
4.000%, 06/01/48	369,999	373,797
4.000%, TBA (a)	1,180,630,000	1,190,284,274
4.500%, 04/01/39	838,889	873,651
4.500%, 05/01/39	71,335	74,292
4.500%, 06/01/39	27,233	28,367
4.500%, 08/01/39	20,922	21,784
4.500%, 12/01/39	8,458	8,837
4.500%, 05/01/40	32,898	34,253
4.500%, 09/01/40	31,278	32,551
4.500%, 10/01/40	227,179	234,459
4.500%, 12/01/40	53,434	55,303
4.500%, 02/01/41	163,346	169,785
4.500%, 05/01/41	17,527	18,242
4.500%, 06/01/41	11,334	11,748
4.500%, 07/01/41	9,252	9,594
4.500%, 09/01/41	509,516	525,852
4.500%, 10/01/41	140,446	146,017
4.500%, 03/01/42	30,665	31,815
4.500%, 06/01/42	56,825	59,017
4.500%, 07/01/42	909,433	940,751
4.500%, 11/01/43	17,523	18,270
4.500%, TBA (a)	140,000,000	144,276,902
5.000%, 03/01/32	3,006	3,156
5.000%, 04/01/33	68,228	71,629
5.000%, 07/01/33	98,644	104,823
5.000%, 08/01/33	2,080	2,209
5.000%, 09/01/33	1,727	1,840
5.000%, 10/01/33	17,588	18,681
5.000%, 11/01/33	521	553
5.000%, 01/01/34	85,597	89,864
5.000%, 04/01/34	109,287	115,679
5.000%, 06/01/34	2,215	2,326
5.000%, 12/01/34	21,030	22,078
5.000%, 01/01/35	64,390	68,246
5.000%, 04/01/35	47	50
5.000%, 07/01/35	27,808	29,194
5.000%, 09/01/35	34,967	36,710
5.000%, 01/01/38	147,832	156,586
5.000%, 04/01/39	21,049	22,256
5.000%, 10/01/39	6,667	7,092
5.000%, 11/01/39	18,627	19,809
5.000%, 06/01/40	11,617	12,199
5.000%, 11/01/42	127,279	133,684
5.000%, TBA (a)	18,650,000	19,563,404
5.500%, 12/01/28	22,887	24,453
5.500%, 06/01/33	46,945	50,638
5.500%, 07/01/33	7,448	8,045
5.500%, 09/01/33	133,590	143,290
5.500%, 11/01/33	220,048	234,930
5.500%, 12/01/33	1,203	1,299
5.500%, 04/01/34	2,080	2,247
5.500%, 07/01/34	18,317	19,644
5.500%, 08/01/34	189,800	203,939
5.500%, 09/01/34	13,159	14,096

BHFTI-301

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 11/01/34	296,454	$320,359
5.500%, 12/01/34	697,860	753,590
5.500%, 01/01/35	248,670	269,155
5.500%, 02/01/35	343,334	371,099
5.500%, 03/01/35	447,438	482,816
5.500%, 04/01/35	122,392	131,448
5.500%, 05/01/35	124,421	134,471
5.500%, 06/01/35	204,086	220,322
5.500%, 08/01/35	170,810	185,552
5.500%, 09/01/35	1,924,567	2,078,105
5.500%, 10/01/35	191,126	206,270
5.500%, 12/01/35	920,147	993,294
5.500%, 01/01/36	210,775	227,495
5.500%, 03/01/36	224,406	242,436
5.500%, 05/01/36	1,833	1,969
5.500%, 07/01/36	917,570	993,258
5.500%, 09/01/36	112,143	121,195
5.500%, 11/01/36	65,114	70,335
5.500%, 12/01/36	2,540	2,712
5.500%, 02/01/37	1,788	1,935
5.500%, 05/01/37	16,777	17,957
5.500%, 08/01/37	872,601	942,828
5.500%, 01/01/38	5,677	6,104
5.500%, 02/01/38	145,847	157,138
5.500%, 03/01/38	912,988	989,740
5.500%, 05/01/38	1,761,237	1,896,982
5.500%, 06/01/38	69,836	75,082
5.500%, 09/01/38	21,746	23,216
5.500%, 10/01/38	692,752	747,837
5.500%, 11/01/38	158,957	171,312
5.500%, 01/01/39	45,280	49,223
5.500%, 07/01/39	14,945	15,960
5.500%, 11/01/39	1,979,647	2,130,075
5.500%, 02/01/40	443,539	476,672
5.500%, 06/01/40	58,656	62,645
5.500%, 09/01/40	285,489	307,103
5.500%, 07/01/41	3,349,337	3,602,410
5.500%, TBA (a)	10,500,000	11,212,031
6.000%, 12/01/28	12,869	13,900
6.000%, 01/01/29	16,791	18,433
6.000%, 02/01/29	127	138
6.000%, 04/01/29	2,495	2,746
6.000%, 06/01/29	3,806	4,190
6.000%, 11/01/32	44,538	48,177
6.000%, 12/01/32	170,331	187,472
6.000%, 03/01/33	14,670	16,159
6.000%, 04/01/33	4,967	5,367
6.000%, 05/01/33	14,452	15,920
6.000%, 07/01/33	15,797	17,401
6.000%, 01/01/34	1,793	1,974
6.000%, 09/01/34	10,968	11,847
6.000%, 11/01/34	6,164	6,657
6.000%, 04/01/35	678,767	747,559
6.000%, 05/01/35	23,084	25,418
6.000%, 06/01/35	3,293	3,625

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 07/01/35	36,136	39,214
6.000%, 09/01/35	6,540	7,115
6.000%, 11/01/35	412,855	445,982
6.000%, 12/01/35	13,258	14,432
6.000%, 04/01/36	4,373	4,812
6.000%, 05/01/36	295,127	319,512
6.000%, 06/01/36	20,243	21,865
6.000%, 07/01/36	12,154	13,128
6.000%, 08/01/36	1,537,039	1,694,257
6.000%, 09/01/36	156,331	171,572
6.000%, 10/01/36	66,981	72,711
6.000%, 11/01/36	94,058	101,943
6.000%, 12/01/36	14,046	15,173
6.000%, 01/01/37	115,522	125,487
6.000%, 02/01/37	368,338	405,986
6.000%, 04/01/37	61,307	66,918
6.000%, 05/01/37	45,984	49,687
6.000%, 07/01/37	19,801	21,794
6.000%, 08/01/37	39,582	42,978
6.000%, 11/01/37	46,406	50,975
6.000%, 02/01/38	486,014	534,790
6.000%, 03/01/38	8,931	9,846
6.000%, 08/01/38	20,459	22,101
6.000%, 09/01/38	542,787	595,758
6.000%, 10/01/38	57,604	63,478
6.000%, 11/01/38	8,268	8,932
6.000%, 01/01/39	81,477	89,271
6.000%, 04/01/39	466,472	510,290
6.000%, 07/01/39	77,208	85,051
6.000%, 08/01/39	603,753	652,436
6.000%, 05/01/40	2,004	2,165
6.000%, TBA (a)	6,500,000	7,025,780
8.000%, 10/01/25	920	992
Fannie Mae ARM Pool 2.947%, 12M MTA + 1.200%, 08/01/41 (b)	225,988	223,151
2.947%, 12M MTA + 1.200%, 07/01/42 (b)	236,314	235,088
2.947%, 12M MTA + 1.200%, 08/01/42 (b)	247,850	246,546
2.947%, 12M MTA + 1.200%, 10/01/44 (b)	352,285	350,386
2.997%, 12M MTA + 1.250%, 09/01/41 (b)	688,401	685,620
3.103%, 12M LIBOR + 1.353%, 12/01/34 (b)	482,306	499,255
3.104%, 12M LIBOR + 1.354%, 12/01/34 (b)	891,820	923,621
3.150%, 1Y CMT + 1.900%, 02/01/31 (b)	133,813	136,550
3.250%, 12M LIBOR + 1.500%, 11/01/34 (b)	5,067	5,317
3.345%, 12M LIBOR + 1.595%, 11/01/35 (b)	151,422	155,311
3.377%, 12M LIBOR + 1.627%, 12/01/34 (b)	34,690	36,255
3.422%, 12M LIBOR + 1.625%, 01/01/35 (b)	14,162	14,797
3.442%, 12M LIBOR + 1.633%, 10/01/34 (b)	14,255	14,863
3.442%, 12M LIBOR + 1.670%, 11/01/34 (b)	80,906	84,763
3.452%, 1Y CMT + 2.088%, 10/01/35 (b)	216,154	225,241
3.461%, 12M LIBOR + 1.383%, 03/01/35 (b)	24,579	25,441
3.470%, 12M LIBOR + 1.634%, 02/01/35 (b)	25,647	26,800
3.492%, 12M LIBOR + 1.549%, 01/01/35 (b)	33,348	34,758
3.503%, 12M LIBOR + 1.634%, 01/01/35 (b)	48,780	51,014
3.560%, 12M LIBOR + 1.810%, 09/01/34 (b)	600,301	632,483
3.565%, 12M LIBOR + 1.575%, 01/01/35 (b)	55,651	58,055

BHFTI-302

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 3.568%, 12M MTA + 1.818%, 11/01/35 (b)	143,761	$146,269
3.612%, 1Y CMT + 2.196%, 02/01/35 (b)	89,923	94,520
3.635%, 12M LIBOR + 1.885%, 11/01/32 (b)	25,005	25,826
3.717%, 12M LIBOR + 1.618%, 03/01/33 (b)	1,811	1,869
3.783%, 6M LIBOR + 1.414%, 06/01/33 (b)	21,215	21,810
3.852%, 1Y CMT + 2.215%, 09/01/31 (b)	36,257	37,578
3.855%, 12M LIBOR + 1.738%, 09/01/32 (b)	120,768	127,087
3.873%, 6M LIBOR + 1.373%, 09/01/35 (b)	899,007	923,815
3.888%, 12M LIBOR + 1.632%, 05/01/35 (b)	36,618	38,266
3.929%, 6M LIBOR + 1.509%, 01/01/35 (b)	127,015	131,194
3.953%, 1Y CMT + 1.997%, 10/01/28 (b)	136,978	139,894
4.019%, 1Y CMT + 2.178%, 11/01/35 (b)	351,063	371,198
4.038%, 6M LIBOR + 1.538%, 01/01/36 (b)	45,492	47,405
4.050%, 1Y CMT + 2.292%, 04/01/34 (b)	4,981	5,253
4.051%, 12M LIBOR + 1.810%, 04/01/35 (b)	71,672	75,361
4.105%, 6M LIBOR + 1.605%, 08/01/36 (b)	144,828	149,938
4.124%, 1Y CMT + 2.204%, 07/01/33 (b)	15,705	16,486
4.162%, 1Y CMT + 2.360%, 11/01/34 (b)	1,491,865	1,577,617
4.188%, 1Y CMT + 2.313%, 05/01/35 (b)	257,609	273,081
4.261%, 1Y CMT + 2.136%, 07/01/32 (b)	29,115	29,620
4.279%, COFI + 1.926%, 12/01/36 (b)	131,812	137,503
4.285%, 12M LIBOR + 1.660%, 05/01/34 (b)	292,354	306,588
4.473%, 1Y CMT + 2.223%, 08/01/35 (b)	256,492	271,768
4.500%, 12M LIBOR + 1.750%, 08/01/35 (b)	368,030	386,787
5.090%, COFI + 1.727%, 09/01/34 (b)	19,600	20,811
Fannie Mae Pool 2.310%, 08/01/22	8,200,000	7,931,402
2.870%, 09/01/27	7,300,000	6,916,058
3.320%, 05/01/28	17,700,000	17,285,924
3.330%, 11/01/21	1,395,498	1,402,774
Fannie Mae REMICS (CMO) 2.565%, 1M LIBOR + 0.400%, 09/18/31 (b)	201,765	202,618
3.116%, 1M LIBOR + 0.900%, 04/25/32 (b)	61,086	62,385
3.914%, 05/25/35 (b)	703,113	736,934
Freddie Mac 15 Yr. Gold Pool 5.500%, 09/01/19	31,631	31,782
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	75,956	77,196
4.000%, 09/01/30	371,260	377,330
4.000%, 10/01/30	21,598	21,952
5.500%, 04/01/21	5,595	5,959
5.500%, 12/01/22	375	399
5.500%, 03/01/23	75,259	80,165
5.500%, 06/01/26	1,530	1,629
5.500%, 08/01/26	894	952
5.500%, 06/01/27	22,406	23,919
5.500%, 12/01/27	47,584	50,687
5.500%, 01/01/28	30,546	32,549
5.500%, 02/01/28	7,044	7,504
5.500%, 05/01/28	64,073	68,249
5.500%, 06/01/28	102,559	109,298
6.000%, 03/01/21	15,127	16,443
6.000%, 01/01/22	66,669	72,465
6.000%, 10/01/22	288,683	313,782
6.000%, 04/01/23	15,175	16,494

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (a)	75,000,000	73,753,044
4.000%, 12/01/40	206,913	210,763
4.000%, TBA (a)	36,000,000	36,303,453
4.500%, 04/01/34	20,378	21,132
4.500%, 06/01/35	62,597	64,916
4.500%, 04/01/41	135,600	141,470
4.500%, 10/01/41	124,223	128,735
4.500%, TBA (a)	29,800,000	30,711,460
5.500%, 03/01/32	17,529	18,807
5.500%, 01/01/33	1,310	1,420
5.500%, 05/01/33	1,435	1,554
5.500%, 08/01/33	1,447	1,566
5.500%, 10/01/33	2,531	2,722
5.500%, 12/01/33	1,030	1,115
5.500%, 01/01/34	1,646	1,781
5.500%, 05/01/34	41,840	45,299
5.500%, 09/01/34	18,130	19,503
5.500%, 01/01/35	29,428	31,895
5.500%, 07/01/35	1,565	1,696
5.500%, 10/01/35	44,616	47,524
5.500%, 11/01/35	115,058	122,768
5.500%, 12/01/35	37,720	40,824
5.500%, 01/01/36	27,207	29,126
5.500%, 02/01/36	37,021	39,460
5.500%, 04/01/36	16,596	17,953
5.500%, 06/01/36	1,435,074	1,555,241
5.500%, 07/01/36	30,346	32,790
5.500%, 08/01/36	63,527	67,924
5.500%, 10/01/36	13,224	14,317
5.500%, 12/01/36	253,368	273,947
5.500%, 02/01/37	22,654	24,488
5.500%, 03/01/37	13,663	14,799
5.500%, 04/01/37	33,394	35,667
5.500%, 06/01/37	54,993	59,175
5.500%, 07/01/37	198,851	214,228
5.500%, 08/01/37	71,582	77,624
5.500%, 09/01/37	27,978	29,981
5.500%, 10/01/37	8,898	9,596
5.500%, 11/01/37	224,753	242,563
5.500%, 12/01/37	14,751	15,793
5.500%, 01/01/38	70,489	76,008
5.500%, 02/01/38	180,959	195,141
5.500%, 03/01/38	86,071	92,416
5.500%, 04/01/38	171,766	185,260
5.500%, 05/01/38	348,556	375,577
5.500%, 06/01/38	278,288	300,064
5.500%, 07/01/38	361,657	389,916
5.500%, 08/01/38	972,258	1,049,111
5.500%, 09/01/38	262,326	282,665
5.500%, 10/01/38	7,298,629	7,870,903
5.500%, 11/01/38	2,557,521	2,749,674
5.500%, 12/01/38	5,948	6,335
5.500%, 01/01/39	616,001	664,265
5.500%, 02/01/39	89,411	95,820
5.500%, 03/01/39	70,826	76,380

BHFTI-303

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 06/01/39	2,369,695	$2,556,352
5.500%, 09/01/39	47,984	51,481
5.500%, 02/01/40	79,849	85,948
5.500%, 03/01/40	11,492	12,404
5.500%, 05/01/40	2,389	2,577
5.500%, 08/01/40	76,133	82,027
Freddie Mac ARM Non-Gold Pool 3.436%, 12M LIBOR + 1.677%, 01/01/35 (b)	22,405	23,356
3.498%, 1Y CMT + 2.107%, 10/01/34 (b)	36,518	38,372
3.500%, 1Y CMT + 2.250%, 11/01/34 (b)	54,440	57,352
3.510%, 12M LIBOR + 1.621%, 02/01/35 (b)	23,328	24,310
3.526%, 12M LIBOR + 1.625%, 02/01/35 (b)	30,451	31,739
3.547%, 12M LIBOR + 1.678%, 02/01/35 (b)	25,720	26,856
3.556%, 12M LIBOR + 1.625%, 02/01/35 (b)	11,423	11,901
3.557%, 1Y CMT + 2.229%, 09/01/35 (b)	263,561	277,993
3.579%, 1Y CMT + 2.108%, 02/01/35 (b)	39,938	41,937
3.583%, 1Y CMT + 2.250%, 11/01/31 (b)	22,806	24,021
3.650%, 12M LIBOR + 1.900%, 11/01/34 (b)	10,803	11,441
3.697%, 12M LIBOR + 1.900%, 11/01/34 (b)	24,448	25,767
3.712%, 1Y CMT + 2.250%, 01/01/35 (b)	140,161	147,604
3.715%, 12M LIBOR + 1.891%, 11/01/34 (b)	21,618	22,721
3.740%, 12M LIBOR + 1.901%, 02/01/35 (b)	29,327	30,855
3.851%, 12M LIBOR + 1.851%, 03/01/35 (b)	96,784	99,464
3.928%, 1Y CMT + 2.250%, 02/01/35 (b)	52,735	55,522
3.935%, 12M LIBOR + 1.345%, 09/01/35 (b)	143,430	148,184
4.026%, 1Y CMT + 2.250%, 08/01/35 (b)	285,163	299,640
4.058%, 1Y CMT + 2.250%, 06/01/35 (b)	639,600	672,355
4.283%, 1Y CMT + 2.464%, 01/01/29 (b)	221,844	229,288
4.711%, 12M LIBOR + 1.961%, 08/01/32 (b)	47,607	49,078
Freddie Mac Multifamily Structured Pass-Through Certificates 1.389%, 08/25/22 (b) (c)	41,704,907	1,685,087
Freddie Mac REMICS (CMO) 2.408%, 1M LIBOR + 0.250%, 07/15/34 (b)	39,125	39,064
2.558%, 1M LIBOR + 0.400%, 06/15/41 (b)	8,703,665	8,750,607
3.500%, 01/15/42	25,247,472	24,384,818
3.625%, PRIME - 1.375%, 11/15/23 (b)	179,022	182,298
6.500%, 01/15/24	11,666	12,290
Freddie Mac Structured Pass-Through Securities (CMO) 2.913%, 12M MTA + 1.200%, 02/25/45 (b)	71,057	70,959
3.045%, 12M MTA + 1.200%, 10/25/44 (b)	788,682	785,162
3.245%, 12M MTA + 1.400%, 07/25/44 (b)	3,929,304	3,956,991
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	7,000,000	6,782,074
4.000%, TBA (a)	11,000,000	11,181,777
5.000%, 10/15/33	6,243	6,505
5.000%, 12/15/33	25,736	27,331
5.000%, 05/15/34	5,296	5,627
5.000%, 07/15/34	735	766
5.000%, 11/15/35	2,496	2,609
5.000%, 03/15/36	2,122	2,253
5.000%, 10/15/38	560,545	595,203
5.000%, 02/15/39	84,394	89,657
5.000%, 03/15/39	133,711	141,979
5.000%, 04/15/39	905,285	961,994
5.000%, 05/15/39	2,820,718	2,995,809

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.000%, 06/15/39	921,342	978,195
5.000%, 09/15/39	292,772	311,073
5.000%, 05/15/40	30,140	32,003
5.000%, 09/15/40	316,609	334,820
5.000%, 12/15/40	23,396	24,846
5.000%, 07/15/41	12,512	13,037
5.000%, 09/15/47	287,794	300,182
5.000%, TBA (a)	15,000,000	15,615,234
7.000%, 10/15/23	1,894	1,946
7.500%, 01/15/26	2,414	2,542
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	10,000,000	9,943,555
4.000%, TBA (a)	39,500,000	40,167,333
Ginnie Mae II ARM Pool 2.750%, 1Y CMT + 1.500%, 08/20/27 (b)	52,588	53,530
2.750%, 1Y CMT + 1.500%, 09/20/27 (b)	57,106	57,041
2.750%, 1Y CMT + 1.500%, 07/20/29 (b)	6,301	6,504
2.750%, 1Y CMT + 1.500%, 08/20/29 (b)	6,962	7,186
2.750%, 1Y CMT + 1.500%, 09/20/29 (b)	10,005	10,173
2.750%, 1Y CMT + 1.500%, 08/20/31 (b)	2,102	2,174
2.750%, 1Y CMT + 1.500%, 07/20/32 (b)	5,353	5,448
2.750%, 1Y CMT + 1.500%, 09/20/33 (b)	36,879	38,202
3.125%, 1Y CMT + 1.500%, 11/20/26 (b)	11,303	11,317
3.125%, 1Y CMT + 1.500%, 11/20/27 (b)	12,614	12,905
3.125%, 1Y CMT + 1.500%, 10/20/28 (b)	7,382	7,505
3.125%, 1Y CMT + 1.500%, 10/20/29 (b)	4,901	5,063
3.125%, 1Y CMT + 1.500%, 10/20/30 (b)	2,588	2,653
3.125%, 1Y CMT + 1.500%, 11/20/30 (b)	26,525	27,150
3.375%, 1Y CMT + 1.500%, 02/20/22 (b)	5,156	5,157
3.375%, 1Y CMT + 1.500%, 01/20/23 (b)	8,361	8,491
3.375%, 1Y CMT + 1.500%, 02/20/26 (b)	6,824	6,997
3.375%, 1Y CMT + 1.500%, 01/20/27 (b)	3,137	3,196
3.375%, 1Y CMT + 1.500%, 02/20/27 (b)	1,614	1,607
3.375%, 1Y CMT + 1.500%, 02/20/28 (b)	9,914	10,067
3.375%, 1Y CMT + 1.500%, 03/20/28 (b)	9,651	9,936
3.375%, 1Y CMT + 1.500%, 01/20/30 (b)	25,008	25,808
3.375%, 1Y CMT + 1.500%, 03/20/32 (b)	391	405
3.375%, 1Y CMT + 1.500%, 03/20/33 (b)	3,619	3,747
3.625%, 1Y CMT + 1.500%, 04/20/22 (b)	327	325
3.625%, 1Y CMT + 1.500%, 05/20/26 (b)	11,695	11,731
3.625%, 1Y CMT + 1.500%, 06/20/27 (b)	3,620	3,722
3.625%, 1Y CMT + 1.500%, 05/20/28 (b)	4,028	4,148
3.625%, 1Y CMT + 1.500%, 04/20/29 (b)	4,871	4,867
3.625%, 1Y CMT + 1.500%, 05/20/29 (b)	6,476	6,676
3.625%, 1Y CMT + 1.500%, 04/20/30 (b)	12,481	12,882
3.625%, 1Y CMT + 1.500%, 05/20/30 (b)	22,138	22,847
3.625%, 1Y CMT + 1.500%, 06/20/30 (b)	7,680	7,919
3.625%, 1Y CMT + 1.500%, 04/20/31 (b)	7,330	7,329
3.625%, 1Y CMT + 2.000%, 10/20/31 (b)	5,172	5,187
3.625%, 1Y CMT + 1.500%, 04/20/32 (b)	5,467	5,552
3.625%, 1Y CMT + 1.500%, 05/20/32 (b)	10,015	10,136
Government National Mortgage Association (CMO) 2.420%, 1M LIBOR + 0.340%, 12/20/62 (b)	293,485	293,121
2.458%, 1M LIBOR + 0.300%, 01/16/31 (b)	20,268	20,294
2.680%, 1M LIBOR + 0.600%, 08/20/65 (b)	3,543,710	3,565,632

BHFTI-304

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 2.680%, 1M LIBOR + 0.600%, 10/20/65 (b)	9,278,077	$9,328,357
2.730%, 1M LIBOR + 0.650%, 06/20/66 (b)	6,772,398	6,806,007
2.930%, 1M LIBOR + 0.850%, 09/20/66 (b)	9,402,542	9,569,325
3.080%, 1M LIBOR + 1.000%, 12/20/65 (b)	24,549,125	25,098,109
3.080%, 1M LIBOR + 1.000%, 01/20/67 (b)	11,514,134	11,793,260
3.628%, 12M LIBOR + 0.080%, 09/20/67 (b)	9,960,298	10,288,758
4.832%, 09/20/66 (b)	12,043,699	13,212,061

		3,434,754,019

U.S. Treasury—19.5%
U.S. Treasury Bonds 2.750%, 08/15/42 (d)	39,000,000	36,111,562
2.750%, 11/15/42 (d)	63,400,000	58,647,476
2.875%, 05/15/43 (d)	83,700,000	79,109,578
3.000%, 05/15/42	19,500,000	18,883,770
3.000%, 11/15/44 (d)	50,400,000	48,630,094
3.000%, 02/15/48 (d)	23,600,000	22,702,094
3.125%, 02/15/42	15,800,000	15,636,445
3.125%, 02/15/43 (d)	20,000,000	19,753,125
3.125%, 08/15/44 (d)	116,300,000	114,778,105
3.625%, 08/15/43 (d)	21,900,000	23,488,605
3.750%, 11/15/43 (d)	28,100,000	30,758,524
4.250%, 05/15/39	9,600,000	11,191,875
4.375%, 11/15/39 (d)	57,100,000	67,734,875
4.375%, 05/15/40	11,900,000	14,135,898
4.500%, 08/15/39	15,100,000	18,187,242
4.625%, 02/15/40	12,800,000	15,692,000
U.S. Treasury Inflation Indexed Bond 0.875%, 02/15/47 (d) (e)	4,489,071	4,291,564
U.S. Treasury Notes 1.375%, 03/31/20 (f) (g) (i)	22,000,000	21,553,125
1.750%, 09/30/22 (f) (g) (h) (i) (j)	20,400,000	19,496,344
1.875%, 07/31/22 (d) (f) (g)	102,600,000	98,724,445
1.875%, 08/31/22 (d) (f) (g) (h) (i) (j)	31,200,000	29,991,000
2.000%, 10/31/22 (d) (f) (g)	3,300,000	3,182,180
2.125%, 07/31/24 (d) (f) (g) (h) (i)	24,800,000	23,666,563
2.125%, 09/30/24 (d) (f) (h) (i)	139,700,000	133,118,820
2.250%, 11/15/24 (d) (g) (i)	114,200,000	109,453,562
2.250%, 08/15/27 (d)	24,360,000	22,847,967
2.375%, 05/15/27 (d)	34,900,000	33,140,004

		1,094,906,842

Total U.S. Treasury & Government Agencies (Cost $4,617,898,171)		4,529,660,861

Corporate Bonds & Notes—43.4%

Aerospace/Defense—0.4%
United Technologies Corp. 3.100%, 06/01/22	8,417,000	8,286,551
3.650%, 08/16/23	14,900,000	14,825,916

		23,112,467

Agriculture—0.5%
BAT Capital Corp. 2.297%, 08/14/20 (144A)	3,000,000	2,939,812
2.764%, 08/15/22 (144A)	10,600,000	10,212,591
3.222%, 08/15/24 (144A)	6,300,000	6,003,126
3.557%, 08/15/27 (144A)	3,700,000	3,443,704
BAT International Finance plc 2.750%, 06/15/20 (144A)	3,200,000	3,166,513
Reynolds American, Inc. 6.875%, 05/01/20	4,400,000	4,637,770

		30,403,516

Airlines—0.1%
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	2,994,603	2,882,305
4.500%, 11/15/23	2,219,495	2,147,362

		5,029,667

Auto Manufacturers—1.7%
Ford Motor Credit Co. LLC 2.943%, 01/08/19	10,000,000	10,010,195
3.157%, 08/04/20	2,300,000	2,277,609
3.200%, 01/15/21	5,000,000	4,925,602
3.296%, 3M LIBOR + 0.930%, 09/24/20 (b)	14,000,000	14,015,853
3.549%, 3M LIBOR + 1.235%, 02/15/23 (b)	13,000,000	12,927,876
General Motors Financial Co., Inc. 2.450%, 11/06/20	12,100,000	11,858,823
3.150%, 01/15/20	12,300,000	12,278,740
3.200%, 07/13/20	18,300,000	18,245,832
3.550%, 04/09/21	7,090,000	7,086,745

		93,627,275

Banks—22.9%
ABN AMRO Bank NV 3.400%, 08/27/21 (144A)	14,900,000	14,840,981
Australia & New Zealand Banking Group, Ltd. 2.772%, 3M LIBOR + 0.460%, 05/17/21 (144A) (b)	14,100,000	14,128,823
3.300%, 05/17/21	14,400,000	14,335,554
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 5Y EUR Swap + 6.155%, 02/19/19 (EUR) (b)	1,000,000	1,182,344
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (k) (l)	1,700,000	592,136
4.750%, 01/15/18 (EUR) (k) (l)	3,100,000	1,034,786
Bank of America Corp. 2.650%, 04/01/19	5,000,000	5,000,418
2.987%, 3M LIBOR + 0.650%, 10/01/21 (b)	18,000,000	18,108,360
3.342%, 3M LIBOR + 1.000%, 04/24/23 (b)	18,000,000	18,239,760
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	6,600,000	6,522,625
4.125%, 01/22/24	2,130,000	2,163,395
Barclays Bank plc 7.625%, 11/21/22	1,500,000	1,626,000
10.179%, 06/12/21 (144A)	17,900,000	20,390,097
14.000%, 3M GBP LIBOR + 13.400%, 06/15/19 (GBP) (b)	600,000	844,603

BHFTI-305

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays plc 2.375%, 1Y GBP Swap + 1.320%, 10/06/23 (GBP) (b)	2,600,000	$3,315,439
3.125%, 01/17/24 (GBP)	4,400,000	5,701,165
3.200%, 08/10/21	5,000,000	4,908,330
3.250%, 02/12/27 (GBP)	1,800,000	2,276,030
4.451%, 3M LIBOR + 2.110%, 08/10/21 (b)	6,400,000	6,637,724
6.500%, 5Y EUR Swap + 5.875%, 09/15/19 (EUR) (b)	8,600,000	10,284,585
7.000%, 5Y GBP Swap + 5.084%, 09/15/19 (GBP) (b)	1,000,000	1,314,805
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (b)	5,600,000	5,614,000
8.250%, 5Y USD Swap + 6.705%, 12/15/18 (b)	2,300,000	2,320,125
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	7,800,000	8,147,100
BNP Paribas S.A. 3.500%, 03/01/23 (144A)	14,400,000	14,043,132
BPCE S.A. 4.000%, 09/12/23 (144A) (m)	17,000,000	16,771,673
Capital One Financial Corp. 2.400%, 10/30/20	14,700,000	14,391,691
2.789%, 3M LIBOR + 0.450%, 10/30/20 (b)	14,900,000	14,869,988
4.250%, 04/30/25	10,000,000	9,954,774
CIT Group, Inc. 4.125%, 03/09/21	11,500,000	11,537,375
5.250%, 03/07/25	11,000,000	11,220,000
Citibank N.A. 2.663%, 3M LIBOR + 0.320%, 05/01/20 (b)	20,300,000	20,333,410
3.050%, 05/01/20	20,300,000	20,252,295
3.400%, 07/23/21	14,800,000	14,795,989
Citigroup, Inc. 3.027%, 3M LIBOR + 0.690%, 10/27/22 (b)	10,600,000	10,605,212
3.295%, 3M LIBOR + 0.960%, 04/25/22 (b)	18,000,000	18,179,429
Compass Bank 3.061%, 3M LIBOR + 0.730%, 06/11/21 (b)	14,400,000	14,427,511
Cooperatieve Rabobank UA 4.750%, 01/15/20 (144A)	1,700,000	1,732,468
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	5,000,000	6,110,609
6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	600,000	772,863
Credit Suisse Group AG 3.574%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	10,400,000	10,458,760
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	15,700,000	15,642,252
7.250%, 5Y USD Swap + 4.332%, 09/12/25 (144A) (b) (m)	5,500,000	5,520,625
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	5,710,000	5,504,969
3.800%, 09/15/22	18,300,000	18,197,087
3.800%, 06/09/23	12,100,000	11,958,565
Deutsche Bank AG 2.700%, 07/13/20	17,200,000	16,847,912
3.150%, 01/22/21	8,200,000	8,012,337
3.300%, 11/16/22	9,500,000	9,034,076
3.375%, 05/12/21	30,500,000	29,936,567
4.250%, 10/14/21	7,700,000	7,664,588

Banks—(Continued)
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	27,100,000	26,155,751
Goldman Sachs Bank USA 3.200%, 06/05/20	5,000,000	5,013,234
Goldman Sachs Group, Inc. (The) 2.876%, 3M LIBOR + 0.821%, 10/31/22 (b)	13,700,000	13,366,515
3.134%, 3M LIBOR + 0.800%, 12/13/19 (b)	1,200,000	1,207,818
3.200%, 02/23/23	15,100,000	14,765,627
3.750%, 05/22/25	5,375,000	5,265,327
HSBC Holdings plc 2.922%, 3M LIBOR + 0.600%, 05/18/21 (b)	13,900,000	13,926,920
3.033%, 3M LIBOR + 0.923%, 11/22/23 (b)	17,100,000	16,511,858
3.322%, 3M LIBOR + 1.000%, 05/18/24 (b)	9,500,000	9,483,141
3.400%, 03/08/21	14,900,000	14,863,329
3.837%, 3M LIBOR + 1.500%, 01/05/22 (b)	18,400,000	18,881,877
4.567%, 3M LIBOR + 2.240%, 03/08/21 (b)	9,600,000	10,013,117
ING Bank NV 2.500%, 10/01/19 (144A)	2,100,000	2,088,226
ING Groep NV 4.100%, 10/02/23	14,000,000	13,988,442
JPMorgan Chase & Co. 2.250%, 01/23/20	12,300,000	12,173,799
2.947%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,235,619
3.235%, 3M LIBOR + 0.900%, 04/25/23 (b)	8,000,000	8,073,816
3.417%, 3M LIBOR + 1.100%, 06/07/21 (b)	17,000,000	17,338,980
3.514%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,216,643
3.797%, 3M LIBOR + 0.890%, 07/23/24 (b)	14,400,000	14,388,673
JPMorgan Chase Bank N.A. 2.675%, 3M LIBOR + 0.340%, 04/26/21 (b)	25,000,000	25,022,622
Lloyds Bank plc 3.300%, 05/07/21	12,900,000	12,848,354
7.500%, 04/02/32 (l) (n)	13,000,000	9,973,639
Lloyds Banking Group plc 4.050%, 08/16/23	14,900,000	14,787,022
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	3,800,000	4,665,681
7.000%, 5Y GBP Swap + 5.060%, 06/27/19 (GBP) (b)	6,200,000	8,204,028
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (b)	11,400,000	16,066,038
Mitsubishi UFJ Financial Group, Inc. 3.455%, 03/02/23	17,700,000	17,467,240
Mizuho Bank, Ltd. 2.150%, 10/20/18 (144A)	7,200,000	7,197,672
3.538%, 3M LIBOR + 1.190%, 10/20/18 (144A) (b)	11,800,000	11,806,667
Morgan Stanley & Co. LLC 3.737%, 3M LIBOR + 0.847%, 04/24/24 (b)	17,500,000	17,376,024
National Australia Bank, Ltd. 3.625%, 06/20/23	14,800,000	14,718,289
Nykredit Realkredit A/S 1.000%, 10/01/18 (DKK)	93,300,000	14,518,987
Oversea-Chinese Banking Corp., Ltd. 2.762%, 3M LIBOR + 0.450%, 05/17/21 (144A) (b)	11,500,000	11,524,138
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (b)	14,600,000	14,555,711

BHFTI-306

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc 2.500%, 03/22/23 (EUR)	10,000,000	$12,156,593
5.500%, 12/31/18 (EUR)	12,200,000	14,307,880
8.000%, 5Y USD Swap + 5.720%, 08/10/25 (b)	1,000,000	1,059,380
Santander UK Group Holdings plc 2.875%, 10/16/20	1,800,000	1,775,624
3.373%, 3M LIBOR + 1.080%, 01/05/24 (b)	3,900,000	3,748,155
3.823%, 3M LIBOR + 1.400%, 11/03/28 (b)	1,300,000	1,190,379
Skandinaviska Enskilda Banken AB 3.250%, 05/17/21 (144A)	14,600,000	14,504,093
Societe Generale S.A. 2.625%, 09/16/20 (144A)	300,000	295,518
4.250%, 09/14/23 (144A) (m)	13,900,000	13,850,153
8.250%, 5Y USD Swap + 6.394%, 11/29/18 (b)	1,600,000	1,610,080
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (b) (m)	14,300,000	14,285,443
Sumitomo Mitsui Banking Corp. 2.514%, 01/17/20	14,900,000	14,781,747
2.643%, 3M LIBOR + 0.310%, 10/18/19 (b)	14,300,000	14,317,017
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	14,895,769
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/19 (144A)	10,000,000	9,972,130
Svenska Handelsbanken AB 3.350%, 05/24/21	15,000,000	14,974,944
Synchrony Bank 3.650%, 05/24/21	14,900,000	14,766,221
Toronto-Dominion Bank (The) 2.500%, 01/18/22 (144A)	20,600,000	20,041,253
U.S. Bank N.A. 3.150%, 04/26/21	17,400,000	17,366,437
UBS AG 2.450%, 12/01/20 (144A)	9,700,000	9,498,832
2.631%, 3M LIBOR + 0.320%, 05/28/19 (144A) (b)	6,000,000	6,008,304
2.637%, 3M LIBOR + 0.320%, 12/07/18 (144A) (b)	11,600,000	11,603,294
2.907%, 3M LIBOR + 0.580%, 06/08/20 (144A) (b)	15,800,000	15,863,326
3.171%, 3M LIBOR + 0.850%, 06/01/20 (b)	4,000,000	4,037,097
7.625%, 08/17/22	3,600,000	4,010,400
UBS Group Funding Switzerland AG 3.000%, 04/15/21 (144A)	14,000,000	13,791,379
4.125%, 04/15/26 (144A)	10,200,000	10,110,307
Wells Fargo & Co. 3.000%, 02/19/25	11,200,000	10,606,720
6.104%, 3M LIBOR + 3.770%, 12/15/18 (b)	11,300,000	11,451,872
Wells Fargo Bank N.A. 3.325%, 3M LIBOR + 0.490%, 07/23/21 (b)	14,600,000	14,582,410
Westpac Banking Corp. 3.050%, 05/15/20	14,700,000	14,684,023

		1,287,142,946

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	1,400,000	1,382,135
Keurig Dr Pepper, Inc. 4.057%, 05/25/23 (144A) (m)	14,600,000	14,617,973

Beverages—(Continued)
Pernod Ricard S.A. 4.250%, 07/15/22 (144A)	1,450,000	1,473,205
4.450%, 01/15/22 (144A)	1,700,000	1,733,778

		19,207,091

Biotechnology—0.0%
Baxalta, Inc. 2.875%, 06/23/20	477,000	473,029

Building Materials—0.0%
Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	1,500,000	1,547,074

Chemicals—0.1%
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	8,200,000	8,209,020

Commercial Services—0.2%
ERAC USA Finance LLC 2.350%, 10/15/19 (144A)	10,138,000	10,074,642

Computers—0.9%
Apple, Inc. 2.900%, 09/12/27	300,000	282,547
3.000%, 06/20/27	15,000,000	14,265,159
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	17,700,000	17,962,231
5.450%, 06/15/23 (144A)	9,600,000	10,083,605
EMC Corp. 2.650%, 06/01/20	4,090,000	4,015,446
Hewlett Packard Enterprise Co. 2.850%, 10/05/18	5,864,000	5,864,210

		52,473,198

Diversified Financial Services—3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/23/23	3,600,000	3,467,758
4.125%, 07/03/23	6,300,000	6,252,231
4.450%, 10/01/25	15,000,000	14,835,814
4.625%, 10/30/20 (o)	3,600,000	3,668,508
Aircastle, Ltd. 5.500%, 02/15/22	2,198,000	2,284,277
Ally Financial, Inc. 3.500%, 01/27/19	2,600,000	2,600,000
3.750%, 11/18/19	1,700,000	1,693,625
4.125%, 03/30/20	300,000	301,125
American Express Co. 3.375%, 05/17/21	14,200,000	14,206,847
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	1,018,750
Blackstone CQP Holdco L.P. 6.000%, 08/18/21 (144A) (m)	10,700,000	10,698,783
6.500%, 03/20/21 (144A) (m)	20,700,000	20,760,717
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	17,449,119

BHFTI-307

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Emerald Bay S.A. Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	$3,595,030
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	11,983,834
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	2,040,450
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A)	500,000	508,125
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	17,600,000	17,586,681
Navient Corp. 4.875%, 06/17/19	700,000	704,900
5.500%, 01/15/19	1,500,000	1,507,500
5.875%, 03/25/21	500,000	511,625
8.000%, 03/25/20	1,500,000	1,585,500
Nordea Kredit Realkreditaktieselskab 1.000%, 10/01/18 (144A) (DKK)	140,600,000	21,879,653
NTT Finance Corp. 1.900%, 07/21/21	7,500,000	7,189,897
Piper Jaffray Cos. 5.060%, 10/09/18 (144A) (m)	5,000,000	5,001,774
Springleaf Finance Corp. 6.125%, 05/15/22	9,100,000	9,357,075
6.875%, 03/15/25	11,800,000	11,794,100
8.250%, 12/15/20	7,000,000	7,621,250

		202,104,948

Electric—2.0%
Consolidated Edison, Inc. 2.773%, 3M LIBOR + 0.400%, 06/25/21 (b)	5,000,000	5,026,500
Enel Finance International NV 2.875%, 05/25/22 (144A)	9,000,000	8,558,699
4.250%, 09/14/23 (144A) (m)	14,900,000	14,691,044
Eversource Energy 2.750%, 03/15/22	6,100,000	5,969,367
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,263,939
IPALCO Enterprises, Inc. 3.450%, 07/15/20	6,500,000	6,469,190
NextEra Energy Capital Holdings, Inc. 2.400%, 09/15/19	4,192,000	4,169,158
2.711%, 3M LIBOR + 0.400%, 08/21/20 (b)	17,100,000	17,111,755
Pacific Gas & Electric Co. 4.250%, 08/01/23 (144A) (m)	14,300,000	14,370,467
Sempra Energy 2.784%, 3M LIBOR + 0.450%, 03/15/21 (b)	17,600,000	17,582,656
Southern Co. (The) 2.350%, 07/01/21	5,812,000	5,635,299
Southern Power Co. 1.950%, 12/15/19	10,900,000	10,751,038

		111,599,112

Electronics—0.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	5,811,429

Security Description	Principal Amount*	Value

Entertainment—0.1%
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	$5,079,050

Food—1.1%
Campbell Soup Co. 2.500%, 08/02/22	3,680,000	3,490,415
2.834%, 3M LIBOR + 0.490%, 03/16/20 (b)	10,945,000	10,931,989
2.964%, 3M LIBOR + 0.630%, 03/15/21 (b)	10,233,000	10,232,512
Danone S.A. 2.077%, 11/02/21 (144A)	13,943,000	13,344,071
2.589%, 11/02/23 (144A)	3,858,000	3,628,150
Kraft Heinz Foods Co. 2.800%, 07/02/20	1,700,000	1,685,490
Mondelez International, Inc. 3.000%, 05/07/20	7,200,000	7,180,359
3.625%, 05/07/23	11,500,000	11,441,601

		61,934,587

Healthcare-Products—0.3%
Becton Dickinson & Co. 2.133%, 06/06/19	12,000,000	11,928,985
Boston Scientific Corp. 6.000%, 01/15/20	4,337,000	4,488,256

		16,417,241

Home Builders—0.2%
DR Horton, Inc. 4.000%, 02/15/20	7,800,000	7,846,862
4.375%, 09/15/22	4,700,000	4,762,821

		12,609,683

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	7,400,000	7,241,694

Insurance—0.5%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	144	196
Ambac LSNI LLC 7.396%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	1,005,797	1,015,855
AXA Equitable Holdings, Inc. 3.900%, 04/20/23 (144A)	10,000,000	9,925,167
Guardian Life Global Funding 3.400%, 04/25/23 (144A)	14,600,000	14,439,659

		25,380,877

Internet—0.3%
Amazon.com, Inc. 3.150%, 08/22/27	10,500,000	10,055,623
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,406,879

		14,462,502

BHFTI-308

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.4%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	$2,784,772
Sands China, Ltd. 4.600%, 08/08/23 (144A)	16,000,000	15,995,583
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,633,750

		22,414,105

Media—0.6%
CBS Radio, Inc. 7.250%, 11/01/24 (144A)	4,000,000	3,843,920
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	14,229,000	14,464,740
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,629,000
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,005,996
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,666,757
5.500%, 01/15/25 (GBP)	2,700,000	3,607,160
Warner Media LLC 3.400%, 06/15/22	1,800,000	1,780,106

		30,997,679

Miscellaneous Manufacturing—0.4%
General Electric Co. 5.000%, 3M LIBOR + 3.330%, 01/21/21 (b)	7,600,000	7,409,050
Textron, Inc. 2.891%, 3M LIBOR + 0.550%, 11/10/20 (b)	14,400,000	14,386,653

		21,795,703

Oil & Gas—0.2%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,318,068
Continental Resources, Inc. 5.000%, 09/15/22	800,000	811,600
Petrobras Global Finance B.V. 6.125%, 01/17/22	2,715,000	2,802,830
Pioneer Natural Resources Co. 7.500%, 01/15/20	1,500,000	1,578,907
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	2,763,192	2,934,814

		9,446,219

Pharmaceuticals—1.0%
AbbVie, Inc. 2.850%, 05/14/23	3,000,000	2,887,702
3.200%, 05/14/26	1,300,000	1,210,061
3.600%, 05/14/25	700,000	677,289
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	4,868,844
Bayer U.S. Finance LLC 3.344%, 3M LIBOR + 1.010%, 12/15/23 (144A) (b)	17,400,000	17,429,670

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp. 2.750%, 12/01/22	2,900,000	$2,796,304
3.350%, 03/09/21	2,900,000	2,894,483
4.300%, 03/25/28	5,000,000	4,950,656
4.750%, 12/01/22	3,300,000	3,417,365
CVS Pass-Through Trust 6.943%, 01/10/30	764,825	853,283
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	13,200,000	13,059,160
2.400%, 09/23/21	1,900,000	1,835,685

		56,880,502

Pipelines—0.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	5,800,000	5,908,866
Enbridge, Inc. 3.034%, 3M LIBOR + 0.700%, 06/15/20 (b)	11,500,000	11,541,971
Plains All American Pipeline L.P. / PAA Finance Corp. 4.500%, 12/15/26	1,200,000	1,198,248
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,255,000	1,354,874
Sunoco Logistics Partners Operations .LP. 5.950%, 12/01/25	1,800,000	1,935,034

		21,938,993

Real Estate—0.2%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,371,327
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	1,200,000	1,176,499
3.875%, 03/20/27 (144A)	1,700,000	1,668,546
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,065,822	1,534,109
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,676,592

		13,427,073

Real Estate Investment Trusts—2.3%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,056,164
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,816,675
Brixmor Operating Partnership L.P. 3.900%, 03/15/27	6,000,000	5,682,252
4.125%, 06/15/26	5,500,000	5,329,842
CBL & Associates L.P. 5.950%, 12/15/26	7,200,000	5,976,000
Digital Realty Trust L.P. 3.400%, 10/01/20	5,300,000	5,305,041
4.750%, 10/01/25	8,000,000	8,198,014
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,088,929
Hospitality Properties Trust 4.375%, 02/15/30	11,490,000	10,528,647

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Omega Healthcare Investors, Inc. 4.750%, 01/15/28 (o)	8,900,000	$8,638,911
Public Storage 2.370%, 09/15/22	2,500,000	2,401,210
3.094%, 09/15/27	15,500,000	14,488,450
Realty Income Corp. 3.875%, 04/15/25	10,700,000	10,608,744
Senior Housing Properties Trust 4.750%, 02/15/28	9,600,000	9,277,664
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	18,014,095
UDR, Inc. 3.500%, 07/01/27	1,900,000	1,795,781
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,262,949

		130,469,368

Retail—0.3%
McDonald’s Corp. 2.769%, 3M LIBOR + 0.430%, 10/28/21 (b)	14,300,000	14,336,777

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	9,390,000	9,337,855

Software—0.3%
Oracle Corp. 1.900%, 09/15/21	6,000,000	5,790,318
VMware, Inc. 2.300%, 08/21/20	13,600,000	13,331,684

		19,122,002

Telecommunications—1.3%
AT&T, Inc. 2.989%, 3M LIBOR + 0.650%, 01/15/20 (b)	11,900,000	11,953,550
3.071%, 3M LIBOR + 0.750%, 06/01/21 (b)	16,900,000	17,051,593
3.289%, 3M LIBOR + 0.950%, 07/15/21 (b)	14,900,000	15,076,610
3.514%, 3M LIBOR + 1.180%, 06/12/24 (b)	14,200,000	14,263,900
Verizon Communications, Inc. 3.376%, 02/15/25	16,266,000	15,820,631
3.500%, 11/01/24	1,100,000	1,085,092

		75,251,376

Transportation—0.0%
AP Moller - Maersk A/S 2.875%, 09/28/20 (144A)	1,800,000	1,773,090

Trucking & Leasing—0.4%
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	11,500,000	11,291,571
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	9,000,000	8,786,250

		20,077,821

Total Corporate Bonds & Notes (Cost $2,457,256,423)		2,441,209,611

Asset-Backed Securities—18.6%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—2.3%
Ally Auto Receivables Trust 2.720%, 05/17/21	17,200,000	$17,193,524
Ally Master Owner Trust 2.478%, 1M LIBOR + 0.320%, 07/15/22 (b)	17,200,000	17,242,847
AmeriCredit Automobile Receivables Trust 1.510%, 05/18/20	632,278	631,785
2.395%, 3M LIBOR + 0.230%, 07/19/21 (b)	5,400,000	5,401,604
2.450%, 05/20/19	1,928,341	1,928,275
Chesapeake Funding II LLC 2.528%, 3M LIBOR + 0.370%, 08/15/30 (144A) (b)	17,200,000	17,212,842
3.230%, 08/15/30 (144A)	11,500,000	11,491,054
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	11,500,000	11,491,267
Exeter Automobile Receivables Trust 1.960%, 03/15/21 (144A)	1,633,112	1,630,650
Flagship Credit Auto Trust 1.930%, 12/15/21 (144A)	4,886,641	4,873,780
GM Financial Consumer Automobile Receivables Trust 2.740%, 07/16/21	17,200,000	17,193,106
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	14,400,000	14,381,469
Westlake Automobile Receivables Trust 2.980%, 01/18/22 (144A)	8,600,000	8,596,010

		129,268,213

Asset-Backed - Credit Card—0.4%
Chase Issuance Trust 2.458%, 1M LIBOR + 0.300%, 01/15/22 (b)	12,000,000	12,035,761
Golden Credit Card Trust 2.558%, 1M LIBOR + 0.400%, 02/15/21 (144A) (b)	12,000,000	12,011,117

		24,046,878

Asset-Backed - Home Equity—2.6%
Accredited Mortgage Loan Trust 2.796%, 1M LIBOR + 0.580%, 07/25/34 (b)	11,583,069	11,384,623
ACE Securities Corp. Home Equity Loan Trust 2.366%, 1M LIBOR + 0.150%, 04/25/36 (b)	6,424,213	6,290,706
2.366%, 1M LIBOR + 0.150%, 07/25/36 (b)	9,418,823	4,787,740
2.686%, 1M LIBOR + 0.470%, 10/25/35 (b)	7,100,000	7,049,843
Asset-Backed Funding Certificates Trust 2.916%, 1M LIBOR + 0.700%, 06/25/34 (b)	2,034,340	2,026,979
Asset-Backed Securities Corp. Home Equity Loan Trust 2.296%, 1M LIBOR + 0.080%, 05/25/37 (b)	24,875	17,577
2.666%, 1M LIBOR + 0.450%, 11/25/35 (b)	2,000,000	1,999,665
Bear Stearns Asset-Backed Securities I Trust 2.466%, 1M LIBOR + 0.250%, 04/25/37 (b)	13,749,343	14,312,106
2.755%, 1M LIBOR + 0.460%, 02/25/36 (b)	1,000,000	973,417
3.016%, 1M LIBOR + 0.800%, 10/27/32 (b)	16,148	15,671
3.216%, 1M LIBOR + 1.000%, 10/25/37 (b)	2,888,692	2,901,275
3.221%, 1M LIBOR + 1.005%, 06/25/35 (b)	7,800,000	7,802,848
Citigroup Mortgage Loan Trust
2.376%, 1M LIBOR + 0.160%, 12/25/36 (144A) (b)	8,701,942	5,693,266
2.386%, 1M LIBOR + 0.170%, 05/25/37 (b)	5,008,350	4,967,561
HSI Asset Securitization Corp. Trust 2.386%, 1M LIBOR + 0.170%, 12/25/36 (b)	10,805,327	4,093,808

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
IXIS Real Estate Capital Trust 3.161%, 1M LIBOR + 0.945%, 02/25/35 (b)	2,936,261	$2,894,882
MASTR Asset-Backed Securities Trust 2.266%, 1M LIBOR + 0.050%, 08/25/36 (b)	6,064,335	3,103,065
2.386%, 1M LIBOR + 0.170%, 10/25/36 (b)	5,342,324	5,230,897
Merrill Lynch Mortgage Investors Trust 2.716%, 1M LIBOR + 0.500%, 06/25/36 (b)	1,179,750	1,183,742
Morgan Stanley ABS Capital I, Inc. Trust 2.276%, 1M LIBOR + 0.060%, 05/25/37 (b)	169,902	155,200
2.366%, 1M LIBOR + 0.150%, 06/25/36 (b)	409,363	346,183
Nomura Home Equity Loan, Inc. 2.546%, 1M LIBOR + 0.330%, 11/25/35 (b)	11,000,000	9,771,923
NovaStar Mortgage Funding Trust 2.416%, 1M LIBOR + 0.200%, 09/25/37 (b)	7,742,884	7,495,841
Option One Mortgage Corp. Asset-Backed Certificates 2.856%, 1M LIBOR + 0.640%, 08/25/33 (b)	12,038	11,800
Option One Mortgage Loan Trust 2.356%, 1M LIBOR + 0.140%, 01/25/37 (b)	6,336,947	4,878,855
Renaissance Home Equity Loan Trust 3.096%, 1M LIBOR + 0.880%, 08/25/33 (b)	106,933	104,433
Residential Asset Securities Corp. Trust 2.366%, 1M LIBOR + 0.150%, 07/25/36 (b)	7,364,753	6,939,119
2.496%, 1M LIBOR + 0.280%, 06/25/36 (b)	6,000,000	5,909,943
2.796%, 1M LIBOR + 0.580%, 06/25/33 (b)	862,207	800,766
2.981%, 1M LIBOR + 0.765%, 03/25/34 (b)	1,660,631	1,662,724
Soundview Home Loan Trust 2.366%, 1M LIBOR + 0.150%, 06/25/37 (b)	4,978,257	3,746,022
2.396%, 1M LIBOR + 0.180%, 05/25/36 (b)	3,848,125	3,838,663
WaMu Asset-Backed Certificates Trust 2.441%, 1M LIBOR + 0.225%, 05/25/37 (b)	10,946,503	10,456,793

		142,847,936

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	22,250	23,355
Mid-State Trust 7.791%, 03/15/38	92,062	101,556

		124,911

Asset-Backed - Other—12.2%
Allegro CLO, Ltd. 3.559%, 3M LIBOR + 1.220%, 01/30/26 (144A) (b)	7,007,103	7,008,659
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.996%, 1M LIBOR + 0.780%, 05/25/34 (b)	4,461,780	4,466,193
Apidos CLO 3.467%, 3M LIBOR + 1.120%, 07/22/26 (144A) (b)	11,000,000	10,996,139
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.596%, 1M LIBOR + 0.380%, 02/25/36 (b)	5,842,729	4,551,653
Avery Point CLO, Ltd. 3.453%, 3M LIBOR + 1.120%, 01/18/25 (144A) (b)	8,848,806	8,844,284
B&M CLO, Ltd. 3.069%, 1M LIBOR + 0.730%, 04/16/26 (144A) (b)	3,968,221	3,963,503
BlueMountain CLO, Ltd. 3.229%, 3M LIBOR + 0.890%, 10/29/25 (144A) (b)	4,282,843	4,281,738

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Brookside Mill CLO, Ltd. 3.156%, 3M LIBOR + 0.820%, 01/17/28 (144A) (b)	11,295,000	$11,229,930
Catamaran CLO, Ltd. 3.733%, 3M LIBOR + 1.400%, 10/18/26 (144A) (b)	8,000,000	7,996,968
Cent CLO, Ltd. 3.435%, 3M LIBOR + 1.100%, 01/25/26 (144A) (b)	5,910,608	5,909,467
Chapel B.V. 0.341%, 3M EURIBOR + 0.660%, 11/17/64 (EUR) (b)	385,429	447,583
CIFC Funding, Ltd. 3.119%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	15,300,000	15,242,594
3.195%, 3M LIBOR + 0.860%, 10/25/27 (144A) (b)	16,200,000	16,167,632
Citigroup Mortgage Loan Trust, Inc. 2.276%, 1M LIBOR + 0.060%, 07/25/45 (b)	324,219	266,517
Countrywide Asset-Backed Certificates 2.356%, 1M LIBOR + 0.140%, 07/25/37 (b)	11,209,859	10,257,717
2.356%, 1M LIBOR + 0.140%, 04/25/47 (b)	4,206,807	4,070,443
2.366%, 1M LIBOR + 0.150%, 05/25/37 (b)	1,231,739	1,215,786
2.366%, 1M LIBOR + 0.150%, 06/25/47 (b)	413,185	408,942
2.416%, 1M LIBOR + 0.200%, 09/25/37 (b)	6,124,410	5,401,673
2.436%, 1M LIBOR + 0.220%, 09/25/37 (b)	6,859,324	5,749,686
2.496%, 1M LIBOR + 0.280%, 09/25/36 (b)	6,709,565	6,683,585
2.776%, 1M LIBOR + 0.560%, 12/25/35 (b)	873,173	874,258
4.709%, 10/25/46 (b)	5,300,079	5,097,271
4.795%, 10/25/32 (b)	9,960,653	8,950,469
Credit Suisse Mortgage Trust 4.500%, 03/25/21	9,195,593	9,281,031
CVP Cascade CLO-1, Ltd. 3.489%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	6,058,135	6,055,045
CWABS Asset-Backed Certificates Trust 2.356%, 1M LIBOR + 0.140%, 02/25/37 (b)	4,079,419	3,821,185
2.366%, 1M LIBOR + 0.150%, 09/25/46 (b)	4,172,573	4,136,390
2.366%, 1M LIBOR + 0.150%, 03/25/47 (b)	1,578,817	1,541,818
2.916%, 1M LIBOR + 0.700%, 11/25/35 (b)	10,000,000	9,980,017
Dorchester Park CLO DAC 3.248%, 3M LIBOR + 0.900%, 04/20/28 (144A) (b)	9,500,000	9,461,078
Emerson Park CLO, Ltd. 3.319%, 3M LIBOR + 0.980%, 07/15/25 (144A) (b)	2,291,264	2,290,189
Figueroa CLO, Ltd. 3.188%, 3M LIBOR + 0.850%, 06/20/27 (144A) (b)	14,300,000	14,260,503
3.239%, 3M LIBOR + 0.900%, 01/15/27 (144A) (b)	14,400,000	14,392,685
First Franklin Mortgage Loan Trust 2.356%, 1M LIBOR + 0.140%, 12/25/36 (b)	6,654,896	4,047,787
2.576%, 1M LIBOR + 0.360%, 10/25/35 (b)	5,431,154	5,409,732
3.641%, 1M LIBOR + 1.425%, 10/25/34 (b)	4,549,160	4,484,145
Flagship Credit Auto Trust 3.189%, 3M LIBOR + 0.850%, 01/16/26 (144A) (b)	11,000,000	11,007,216
Flagship, Ltd. 3.468%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	7,980,783	7,976,554
Gallatin CLO, Ltd. 3.485%, 3M LIBOR + 1.050%, 01/21/28 (144A) (b)	13,850,000	13,850,000
GoldenTree Loan Opportunities, Ltd. 3.709%, 3M LIBOR + 1.370%, 10/29/26 (144A) (b)	10,200,000	10,200,000
GSAMP Trust 2.386%, 1M LIBOR + 0.170%, 12/25/36 (b)	3,106,052	1,909,021
2.606%, 1M LIBOR + 0.390%, 01/25/36 (b)	14,531,692	14,419,814
3.536%, 1M LIBOR + 1.320%, 12/25/34 (b)	6,694,989	4,914,699

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Home Equity Loan Trust 2.446%, 1M LIBOR + 0.230%, 04/25/37 (b)	16,100,000	$14,657,195
Home Equity Mortgage Loan Asset-Backed Trust 2.436%, 1M LIBOR + 0.220%, 04/25/37 (b)	3,465,900	2,792,765
Jamestown CLO, Ltd. 3.556%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	17,104,688	17,095,947
JMP Credit Advisors CLO IIIR, Ltd. 3.186%, 3M LIBOR + 0.850%, 01/17/28 (144A) (b)	14,900,000	14,892,416
JPMorgan Mortgage Acquisition Trust 2.356%, 1M LIBOR + 0.140%, 03/25/47 (b)	1,872,461	1,868,188
KVK CLO, Ltd. 3.489%, 3M LIBOR + 1.150%, 01/15/26 (144A) (b)	10,232,863	10,227,645
Lehman XS Trust 3.016%, 1M LIBOR + 0.800%, 10/25/35 (b)	2,450,475	2,425,928
LoanCore Issuer, Ltd. 3.288%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	14,300,000	14,326,987
Long Beach Mortgage Loan Trust 2.371%, 1M LIBOR + 0.155%, 08/25/36 (b)	12,407,952	8,100,678
2.736%, 1M LIBOR + 0.520%, 08/25/45 (b)	783,652	762,251
2.996%, 1M LIBOR + 0.780%, 08/25/35 (b)	10,000,000	9,788,883
Loomis Sayles CLO , Ltd. 3.239%, 3M LIBOR + 0.900%, 04/15/28 (144A) (b)	11,800,000	11,782,383
Marathon CLO, Ltd. 3.182%, 3M LIBOR + 0.870%, 11/21/27 (144A) (b)	14,700,000	14,656,223
Monarch Grove CLO 3.215%, 3M LIBOR + 0.880%, 01/25/28 (144A) (b)	8,800,000	8,791,860
Morgan Stanley ABS Capital I, Inc. Trust 2.341%, 1M LIBOR + 0.125%, 07/25/36 (b)	4,855,811	4,195,528
2.526%, 1M LIBOR + 0.310%, 12/25/35 (b)	2,886,158	2,857,564
3.176%, 1M LIBOR + 0.960%, 06/25/35 (b)	1,680,480	1,685,892
OCP CLO, Ltd. 3.139%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	5,400,000	5,380,911
Octagon Investment Partners, Ltd. 3.189%, 3M LIBOR + 0.850%, 07/15/27 (144A) (b)	8,800,000	8,744,234
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	2,491,953	2,495,102
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.706%, 1M LIBOR + 0.490%, 09/25/35 (b)	5,000,000	4,743,464
3.266%, 1M LIBOR + 1.050%, 10/25/34 (b)	5,800,000	5,887,283
4.016%, 1M LIBOR + 1.800%, 12/25/34 (b)	4,636,570	4,794,004
RAMP Trust 2.516%, 1M LIBOR + 0.300%, 05/25/36 (b)	21,754,127	18,624,026
Residential Asset Securities Corp. Trust 2.376%, 1M LIBOR + 0.160%, 11/25/36 (b)	5,725,057	5,446,143
Saxon Asset Securities Trust 2.616%, 1M LIBOR + 0.400%, 09/25/47 (b)	2,530,000	2,379,238
Securitized Asset-Backed Receivables LLC Trust 2.466%, 1M LIBOR + 0.250%, 05/25/36 (b)	9,251,600	5,944,137
Sofi Consumer Loan Program Trust 2.550%, 02/25/27 (144A)	6,124,681	6,096,546
Soundview Home Loan Trust 2.326%, 1M LIBOR + 0.110%, 02/25/37 (b)	2,468,249	1,012,161
3.176%, 1M LIBOR + 0.960%, 05/25/35 (b)	2,400,000	2,399,118
Specialty Underwriting & Residential Finance Trust 2.486%, 1M LIBOR + 0.270%, 04/25/37 (b)	5,043,840	3,188,447

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	7,855,664	$7,821,072
Structured Asset Investment Loan Trust 2.366%, 1M LIBOR + 0.150%, 09/25/36 (b)	5,828,162	5,616,653
2.636%, 1M LIBOR + 0.420%, 11/25/35 (b)	7,700,000	7,502,634
2.951%, 1M LIBOR + 0.735%, 08/25/35 (b)	3,728,509	3,732,326
Structured Asset Securities Corp. Mortgage Loan Trust 2.376%, 1M LIBOR + 0.160%, 03/25/36 (b)	306,328	306,251
3.116%, 1M LIBOR + 0.900%, 08/25/37 (b)	535,514	543,328
Sudbury Mill CLO, Ltd. 3.486%, 3M LIBOR + 1.150%, 01/17/26 (144A) (b)	8,752,167	8,753,209
3.506%, 3M LIBOR + 1.170%, 01/17/26 (144A) (b)	7,439,342	7,440,309
Symphony CLO, Ltd.
3.219%, 3M LIBOR + 0.880%, 04/15/28 (144A) (b)	2,800,000	2,792,709
3.369%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	14,551,471	14,551,573
Telos CLO, Ltd. 3.286%, 3M LIBOR + 0.950%, 04/17/28 (144A) (b)	17,400,000	17,380,964
TICP CLO III-2, Ltd. 3.199%, 3M LIBOR + 0.840%, 04/20/28 (144A) (b)	11,700,000	11,625,518
U.S. Small Business Administration 5.500%, 10/01/18	825	825
6.220%, 12/01/28	1,915,188	2,042,949
Upstart Securitization Trust 4.997%, 08/20/25 (144A)	5,700,000	5,669,878
Venture CLO, Ltd. 3.159%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	11,900,000	11,893,955
3.219%, 3M LIBOR + 0.880%, 04/15/27 (144A) (b)	15,500,000	15,455,220
Venture XVI CLO, Ltd. 3.189%, 3M LIBOR + 0.850%, 01/15/28 (144A) (b)	11,900,000	11,887,077
Voya CLO, Ltd. 3.055%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	9,800,000	9,792,915
Wells Fargo Home Equity Asset-Backed Securities Trust 2.696%, 1M LIBOR + 0.480%, 12/25/35 (b)	20,861,000	20,868,443

		687,242,554

Asset-Backed - Student Loan—1.1%
Navient Private Education Loan Trust 2.508%, 1M LIBOR + 0.350%, 12/15/59 (144A) (b)	8,593,145	8,598,906
Navient Private Education Refi Loan Trust 3.010%, 06/16/42 (144A)	13,826,364	13,802,651
Nelnet Student Loan Trust 3.961%, 3M LIBOR + 1.650%, 11/25/24 (b)	1,777,820	1,802,468
SMB Private Education Loan Trust 2.608%, 1M LIBOR + 0.450%, 06/17/24 (144A) (b)	2,252,610	2,253,881
Sofi Professional Loan Program LLC 1.550%, 03/26/40 (144A)	4,540,217	4,504,916
3.020%, 02/25/40 (144A)	7,143,838	6,946,168
Sofi Professional Loan Program Trust 2.640%, 08/25/47 (144A)	14,996,143	14,908,996
Utah State Board of Regents 2.966%, 1M LIBOR + 0.750%, 01/25/57 (b)	7,487,272	7,495,359

		60,313,345

Total Asset-Backed Securities (Cost $996,901,634)		1,043,843,837

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—3.4%

Security Description	Principal Amount*	Value

Municipal—0.2%
Autonomous Community of Catalonia 4.950%, 02/11/20 (EUR)	10,000,000	$12,167,670

Provincial—1.2%
Province of Ontario Canada 1.650%, 09/27/19	7,000,000	6,915,812
3.150%, 06/02/22 (CAD)	9,300,000	7,339,631
4.000%, 06/02/21 (CAD)	31,100,000	25,010,501
4.400%, 04/14/20	2,700,000	2,756,847
Province of Quebec Canada 3.500%, 07/29/20	10,600,000	10,692,556
3.500%, 12/01/22 (CAD)	3,300,000	2,637,777
4.250%, 12/01/21 (CAD)	15,200,000	12,387,826

		67,740,950

Regional Government—0.6%
Japan Finance Organization for Municipalities 2.000%, 09/08/20 (144A)	18,100,000	17,666,166
3.375%, 09/27/23 (144A) (m)	14,000,000	13,947,535

		31,613,701

Sovereign—1.4%
Argentine Republic Government International Bond 6.250%, 04/22/19	22,700,000	22,700,000
Japan Bank for International Cooperation 2.375%, 07/21/22	3,700,000	3,579,328
2.875%, 07/21/27	11,200,000	10,707,821
Kuwait International Government Bond 2.750%, 03/20/22 (144A)	12,000,000	11,717,640
Qatar Government International Bonds 4.500%, 04/23/28 (144A)	15,500,000	15,949,500
5.103%, 04/23/48 (144A)	14,600,000	15,184,000

		79,838,289

Total Foreign Government (Cost $209,293,612)		191,360,610

Mortgage-Backed Securities—5.2%

Collateralized Mortgage Obligations—3.9%
Adjustable Rate Mortgage Trust 4.370%, 11/25/35 (b)	306,252	260,154
Alternative Loan Trust 2.376%, 1M LIBOR + 0.160%, 12/25/46 (b)	2,874,047	2,842,891
5.500%, 02/25/36	3,206,179	2,898,395
6.000%, 1M LIBOR + 6.000%, 08/25/36 (b)	4,030,057	4,091,331
6.000%, 04/25/37	3,615,358	2,783,532
Alternative Loan Trust Resecuritization 4.068%, 03/25/47 (b)	1,055,095	1,049,032
American Home Mortgage Investment Trust 4.534%, 6M LIBOR + 2.000%, 02/25/45 (b)	757,247	769,169
Banc of America Alternative Loan Trust 12.065%, -1x 1M LIBOR + 16.940%, 09/25/35 (b)	2,878,662	3,127,216
19.537%, -1x 1M LIBOR + 28.400%, 11/25/46 (b)	1,176,690	1,377,418

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust 3.929%, 01/20/47 (b)	166,268	$158,630
4.026%, 02/20/36 (b)	2,005,818	1,994,230
4.205%, 05/25/35 (b)	778,163	813,689
Banc of America Mortgage Trust 6.000%, 05/25/37	9,412,942	8,245,732
BCAP LLC Trust 2.426%, 1M LIBOR + 0.210%, 05/25/47 (b)	10,287,518	9,455,538
5.250%, 02/26/36 (144A) (b)	3,537,093	2,805,622
5.250%, 08/26/37 (144A) (b)	2,960,950	3,029,065
Bear Stearns Adjustable Rate Mortgage Trust 3.634%, 02/25/33 (b)	6,696	6,198
4.290%, 10/25/35 (b)	2,280,277	2,284,815
Bear Stearns ALT-A Trust 3.056%, 1M LIBOR + 0.840%, 11/25/34 (b)	91,094	90,912
3.804%, 05/25/36 (b)	1,985,974	1,448,660
3.927%, 11/25/36 (b)	2,079,909	1,739,057
3.972%, 05/25/35 (b)	1,005,828	1,013,797
4.037%, 11/25/36 (b)	3,288,573	3,043,304
4.187%, 09/25/35 (b)	779,691	634,561
Bear Stearns Structured Products, Inc. Trust 3.531%, 12/26/46 (b)	708,156	641,066
4.106%, 01/26/36 (b)	914,261	800,657
Chase Mortgage Finance Trust 3.517%, 12/25/35 (b)	1,968,078	1,900,083
3.785%, 03/25/37 (b)	1,429,207	1,404,437
4.222%, 09/25/36 (b)	2,504,315	2,358,327
Chevy Chase Funding LLC Mortgage-Backed Certificate 2.466%, 1M LIBOR + 0.250%, 08/25/35 (144A) (b)	31,642	31,412
CHL Mortgage Pass-Through Trust 2.416%, 1M LIBOR + 0.200%, 04/25/46 (b)	2,318,806	2,162,052
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,930,635	1,865,559
Citigroup Mortgage Loan Trust 3.264%, 10/25/46 (b)	1,340,630	1,198,338
3.410%, 1Y CMT + 2.100%, 09/25/35 (b)	1,171,146	1,189,123
4.240%, 1Y CMT + 2.150%, 09/25/35 (b)	374,640	379,474
4.820%, 1Y CMT + 2.400%, 10/25/35 (b)	1,697,993	1,720,268
Countrywide Alternative Loan Trust 2.476%, 1M LIBOR + 0.260%, 06/25/46 (b)	6,822,106	5,428,453
2.784%, -1x 1M LIBOR + 5.000%, 05/25/35 (b) (c)	1,217,740	78,185
6.000%, 03/25/35	13,613,614	12,776,604
6.000%, 07/25/37	5,613,050	4,158,405
Countrywide Home Loan Mortgage Pass-Through Trust
Zero Coupon, -1x 1M LIBOR + 0.640%, 03/25/35 (b)	472,696	470,677
2.796%, 1M LIBOR + 0.580%, 04/25/35 (b)	110,154	107,095
3.821%, 09/20/36 (b)	2,511,994	2,167,959
5.750%, 06/25/37	1,767,470	1,489,788
Countrywide Home Reperforming Loan REMIC Trust 2.556%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	1,513,736	1,460,043
Credit Suisse First Boston Mortgage Securities Corp. 2.713%, 03/25/32 (144A) (b)	52,553	50,275
6.000%, 11/25/35	1,795,902	1,510,686
Downey Savings & Loan Association Mortgage Loan Trust 3.894%, 07/19/44 (b)	428,406	435,223

BHFTI-313

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities Trust 2.484%, -1x 1M LIBOR + 4.700%, 01/25/36 (b) (c)	23,107,570	$1,609,458
First Horizon Mortgage Pass-Through Trust 4.277%, 08/25/35 (b)	149,965	125,008
GreenPoint Mortgage Funding Trust 2.391%, 1M LIBOR + 0.175%, 12/25/46 (b)	2,317,974	2,316,625
GreenPoint MTA Trust 2.656%, 1M LIBOR + 0.440%, 06/25/45 (b)	53,428	51,501
GSR Mortgage Loan Trust 3.601%, 04/25/36 (b)	1,748,584	1,586,857
3.751%, 01/25/36 (b)	4,309,385	4,282,800
3.903%, 09/25/35 (b)	28,643	29,194
6.000%, 03/25/32	96	98
HarborView Mortgage Loan Trust 2.358%, 1M LIBOR + 0.190%, 01/19/38 (b)	128,375	127,339
2.608%, 1M LIBOR + 0.440%, 05/19/35 (b)	819,361	796,778
Holmes Master Issuer plc 2.699%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	11,400,000	11,387,141
IndyMac ARM Trust 3.301%, 01/25/32 (b)	469	465
3.445%, 01/25/32 (b)	19,603	19,252
IndyMac INDX Mortgage Loan Trust
2.336%, 1M LIBOR + 0.120%, 07/25/36 (b)	4,705,275	4,385,656
2.426%, 1M LIBOR + 0.210%, 05/25/46 (b)	6,169,539	6,056,215
JP Morgan Alternative Loan Trust 2.396%, 1M LIBOR + 0.180%, 05/25/36 (b)	2,029,190	1,940,438
JPMorgan Mortgage Trust 4.229%, 07/25/35 (b)	1,569,598	1,578,182
5.750%, 01/25/36	283,222	223,960
Lehman Mortgage Trust 2.816%, 1M LIBOR + 0.600%, 08/25/36 (b)	6,870,498	5,326,203
MASTR Alternative Loan Trust 2.616%, 1M LIBOR + 0.400%, 03/25/36 (b)	633,358	120,478
6.500%, 02/25/35	6,374,514	7,338,783
MASTR Asset Securitization Trust 6.000%, 06/25/36	435,085	421,007
Merrill Lynch Alternative Note Asset Trust 2.396%, 1M LIBOR + 0.180%, 04/25/37 (b)	1,112,847	1,122,277
Merrill Lynch Mortgage Investors Trust 2.466%, 1M LIBOR + 0.250%, 11/25/35 (b)	18,006	17,462
2.596%, 1M LIBOR + 0.380%, 08/25/35 (b)	2,729,268	2,733,855
Morgan Stanley Re-REMIC Trust 3.724%, 03/26/37 (144A) (n)	2,938,279	2,493,425
MortgageIT Mortgage Loan Trust 2.446%, 1M LIBOR + 0.230%, 04/25/36 (b)	5,388,644	5,099,566
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.976%, 05/25/35 (n)	1,067,923	808,969
OBX Trust 2.866%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	5,413,279	5,415,548
RBSSP Resecuritization Trust 2.305%, 1M LIBOR + 0.240%, 06/27/36 (144A) (b)	8,300,000	7,056,716
3.792%, 1M LIBOR + 0.150%, 01/26/36 (144A) (b)	3,115,884	3,143,338
Residential Accredit Loans, Inc. Trust 6.000%, 12/25/35	7,023,007	6,745,987
Residential Asset Securitization Trust 6.000%, 06/25/36	3,544,016	2,471,724

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 2.515%, 1M LIBOR + 0.350%, 07/20/33 (b)	176,109	$169,581
2.808%, 1M LIBOR + 0.640%, 04/19/27 (b)	659,685	624,601
Structured Adjustable Rate Mortgage Loan Trust 3.912%, 01/25/35 (b)	949,591	941,991
4.101%, 04/25/35 (b)	4,622,509	4,476,819
4.181%, 08/25/35 (b)	117,230	117,099
Structured Asset Mortgage Investments II Trust 2.418%, 1M LIBOR + 0.250%, 07/19/35 (b)	610,612	594,578
WaMu Mortgage Pass-Through Certificates Trust 2.716%, 1M LIBOR + 0.500%, 02/25/45 (b)	8,338,055	8,264,066
3.245%, 12M MTA + 1.400%, 06/25/42 (b)	84,629	82,269
Wells Fargo Mortgage-Backed Securities Trust 3.964%, 03/25/36 (b)	5,931,735	5,927,361
4.263%, 07/25/36 (b)	4,267,905	4,175,267
4.392%, 04/25/36 (b)	508,952	517,413
4.456%, 09/25/33 (b)	293,336	300,463
4.560%, 10/25/36 (b)	1,088,301	1,093,274
5.750%, 03/25/36	1,719,721	1,677,926

		217,542,150

Commercial Mortgage-Backed Securities—1.3%
Bancorp Commercial Mortgage Trust 3.070%, 1M LIBOR + 0.900%, 09/15/35 (144A) (b) (m)	4,400,000	4,399,754
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	2,872,950
GPT Mortgage Trust 3.171%, 1M LIBOR + 1.013%, 06/15/35 (144A) (b)	14,400,000	14,381,987
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,682,771
GS Mortgage Securities Trust 3.278%, 11/10/49 (b)	2,500,000	2,461,557
3.722%, 10/10/49 (144A) (b)	13,346,000	13,211,794
JP Morgan Chase Commercial Mortgage Securities Trust 3.158%, 1M LIBOR + 1.000%, 06/15/32 (144A) (b)	17,200,000	17,221,576
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	9,639,157
Resource Capital Corp., Ltd. 2.958%, 1M LIBOR + 0.800%, 07/15/34 (144A) (b)	3,327,941	3,327,936

		76,199,482

Total Mortgage-Backed Securities (Cost $288,464,495)		293,741,632

Municipals—0.5%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	225,000	235,042
City of Chicago, IL General Obligation Unlimited 7.750%, 01/01/42	11,400,000	12,217,950
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	5,425,856
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,072,295

BHFTI-314

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Tobacco Settlement Finance Authority 7.467%, 06/01/47	6,825,000	$6,819,335

Total Municipals (Cost $29,463,093)		30,770,478

Floating Rate Loan (q)—0.1%

Media—0.1%
CSC Holdings LLC Term Loan B, 4.658%, 1M LIBOR + 2.500%, 01/25/26 (Cost $5,361,735)	5,386,500	5,398,620

Short-Term Investments—18.1%

Commercial Paper—0.3%
Hyundai Capital America 2.480%, 11/06/18 (p)	14,200,000	14,162,172

Foreign Government—14.6%
Argentina Treasury Bills 2.966%, 01/11/19 (p)	7,900,000	7,813,519
2.972%, 11/16/18 (p)	9,100,000	9,051,642
Brazil Letras do Tesouro Nacional 5.838%, 01/01/19 (p)	58,500,000	14,256,281
Japan Treasury Bills Zero Coupon, 10/29/18 (JPY)	9,120,000,000	80,275,425
Zero Coupon, 11/05/18 (JPY)	44,680,000,000	393,288,995
Zero Coupon, 11/19/18 (JPY)	15,610,000,000	137,411,827
Zero Coupon, 11/26/18 (JPY)	20,470,000,000	180,197,976

		822,295,665

Repurchase Agreements—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $7,848,886; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $8,006,964.	7,848,233	7,848,233
JPMorgan Securities LLC Repurchase Agreement dated 09/28/18 at 2.290%, due on 10/02/18 with a maturity value of $91,923,383; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $93,686,738.	91,900,000	91,900,000
Repurchase Agreement dated 09/28/18 at 2.340%, due on 10/01/18 with a maturity value of $77,415,093; collateralized by a U.S. Treasury Note at 2.750%, maturing 09/15/21, with a market value of $78,993,423.	77,400,000	77,400,000

		177,148,233

Total Short-Term Investments (Cost $1,033,386,460)		1,013,606,070

Total Purchased Options—0.0% (r) (Cost $395,396)		395,154

Total Investments—169.9% (Cost $9,638,421,019)		9,549,986,873
Other assets and liabilities (net)—(69.9)%		(3,928,526,296)

Net Assets—100.0%		$5,621,460,577

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2018, the market value of securities pledged was $51,928,088.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $23,300,644.
(h)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2018, the value of securities pledged amounted to $12,095,064.
(i)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2018, the value of securities pledged amounted to $11,389,936.
(j)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2018, the market value of securities pledged was $1,354,043.
(k)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(l)	Illiquid security. As of September 30, 2018, these securities represent 0.2% of net assets.
(m)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $148,915,941, which is 2.6% of net assets. See details shown in the Restricted Securities table that follows.
(n)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(o)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2018, the value of securities pledged amounted to $8,929,334.
(p)	The rate shown represents current yield to maturity.
(q)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $1,410,217,032, which is 25.1% of net assets.

BHFTI-315

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BPCE S.A., 4.000%, 09/12/23	09/05/18	$17,000,000	$16,893,082	$16,771,673
Bancorp Commercial Mortgage Trust, 3.070%, 09/15/35	09/17/18	4,400,000	4,400,000	4,399,754
Blackstone CQP Holdco L.P., 6.500%, 03/20/21	03/06/17	20,700,000	20,700,000	20,760,717
Blackstone CQP Holdco L.P., 6.000%, 08/18/21	08/09/17	10,700,000	10,700,000	10,698,783
Credit Suisse Group AG, 7.250%, 09/12/25	09/05/18	5,500,000	5,500,000	5,520,625
Enel Finance International NV, 4.250%, 09/14/23	09/11/18	14,900,000	14,888,772	14,691,044
Japan Finance Organization for Municipalities, 3.375%, 09/27/23	09/19/18	14,000,000	13,930,003	13,947,535
Keurig Dr Pepper, Inc., 4.057%, 05/25/23	05/14/18	14,600,000	14,600,000	14,617,973
Pacific Gas & Electric Co., 4.250%, 08/01/23	08/02/18	14,300,000	14,267,325	14,370,467
Piper Jaffray Cos., 5.060%, 10/09/18	10/08/15	5,000,000	5,000,000	5,001,774
Societe Generale S.A., 4.250%, 09/14/23	09/10/18	13,900,000	13,885,805	13,850,153
Standard Chartered plc, 4.247%, 01/20/23	09/27/18	14,300,000	14,300,000	14,285,443

				$148,915,941

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Capital, Inc.	(0.500%)	03/02/18	03/01/20	USD	1,854,000	$1,854,000
Barclays Capital, Inc.	1.000%	03/23/18	03/22/20	USD	1,855,000	1,855,000
Barclays Capital, Inc.	(0.250%)	01/19/18	01/15/28	USD	4,676,000	4,676,000

Total						$8,385,000

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,231,000	CBNA	10/02/18	USD	5,862,311	$87,467
AUD	2,356,000	GSBU	10/02/18	USD	1,708,623	(5,589)
BRL	66,400,000	BNP	10/02/18	USD	16,764,290	(322,745)
BRL	139,000,000	BNP	10/02/18	USD	34,716,152	(297,858)
BRL	11,282,968	CBNA	10/02/18	USD	2,750,870	42,947
BRL	11,282,968	DBAG	10/02/18	USD	2,817,995	(24,178)
BRL	43,900,000	GSBU	10/02/18	USD	11,100,996	(230,758)
BRL	160,846,998	GSBU	10/02/18	USD	40,172,581	(344,673)
BRL	62,700,000	JPMC	10/02/18	USD	16,049,762	(524,388)
BRL	80,000,000	JPMC	10/02/18	USD	20,323,654	(514,564)
BRL	167,700,000	JPMC	10/02/18	USD	42,755,526	(1,230,721)
BRL	252,300,000	JPMC	10/02/18	USD	61,776,156	696,761
BRL	11,282,968	DBAG	11/05/18	USD	2,753,421	33,839
BRL	7,100,000	GSBU	01/03/19	USD	1,884,989	(140,162)
CAD	25,972,170	CBNA	10/02/18	USD	20,102,485	5,727
CAD	33,032,830	CBNA	10/02/18	USD	25,372,786	201,942
EUR	26,870,137	UBSA	10/02/18	USD	31,419,278	(221,693)
EUR	26,870,137	BNP	11/02/18	USD	31,725,350	(452,260)
EUR	1,285,000	BNP	11/15/18	USD	1,494,987	2,102
EUR	1,386,000	BNP	11/15/18	USD	1,585,971	28,788
EUR	7,566,000	BBP	11/15/18	USD	8,891,316	(76,549)
EUR	25,721,000	BBP	11/15/18	USD	30,010,504	(44,259)
EUR	1,629,000	CBNA	11/15/18	USD	1,919,117	(21,251)
EUR	1,852,000	CBNA	11/15/18	USD	2,176,725	(19,053)
EUR	2,276,000	CBNA	11/15/18	USD	2,687,402	(35,749)

BHFTI-316

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	11,776,000	CBNA	11/15/18	USD	13,494,082	$225,544
EUR	2,196,000	GSBU	11/15/18	USD	2,520,469	37,980
EUR	17,979,000	GSBU	11/15/18	USD	21,134,133	(187,703)
EUR	1,980,000	JPMC	11/15/18	USD	2,303,776	3,023
EUR	2,970,000	JPMC	11/15/18	USD	3,508,984	(48,786)
GBP	1,460,000	BNP	11/15/18	USD	1,905,874	787
GBP	1,168,000	BBP	11/15/18	USD	1,539,401	(14,073)
GBP	1,232,000	CBNA	11/15/18	USD	1,627,669	(18,761)
GBP	16,438,000	SG	11/15/18	USD	21,029,263	437,647
GBP	22,738,000	UBSA	11/15/18	USD	28,993,269	701,012
INR	15,053,051	BNP	12/19/18	USD	211,755	(6,069)
INR	2,329,048,962	BNP	12/19/18	USD	31,682,568	141,842
INR	970,072,920	CBNA	12/19/18	USD	13,214,452	40,743
JPY	132,800,000	BBP	11/15/18	USD	1,186,551	(14,024)
JPY	1,702,100,000	JPMC	11/15/18	USD	15,494,431	(466,125)
JPY	3,724,100,000	JPMC	11/15/18	USD	33,108,361	(227,263)
JPY	12,043,100,000	UBSA	11/15/18	USD	109,300,394	(2,968,569)
MXN	253,588,236	JPMC	10/26/18	USD	13,461,241	38,852
MXN	410,451,000	BNP	11/14/18	USD	20,915,044	871,268
MXN	741,425,000	GSBU	11/14/18	USD	37,964,731	1,389,336
MXN	249,313,000	SG	11/14/18	USD	12,923,358	309,916
MYR	1,437,265	GSBU	12/19/18	USD	347,838	(998)
RUB	395,494,899	CBNA	10/12/18	USD	5,838,856	191,721
RUB	1,894,153,025	CBNA	10/15/18	USD	28,270,941	602,876
RUB	226,948,463	JPMC	10/15/18	USD	3,579,000	(119,476)
RUB	1,156,659,657	JPMC	10/15/18	USD	18,153,000	(521,279)
RUB	361,667,970	CBNA	10/24/18	USD	5,363,885	144,356
RUB	613,291,150	DBAG	10/29/18	USD	8,693,000	642,878
RUB	774,437,872	CBNA	11/15/18	USD	11,303,600	465,093
RUB	129,910,304	JPMC	11/15/18	USD	2,063,280	(89,107)
RUB	210,492,570	SG	11/15/18	USD	3,337,179	(138,443)
RUB	3,165,109,061	GSBU	12/14/18	USD	47,756,031	204,697
RUB	4,472,080,625	UBSA	12/14/18	USD	66,573,090	1,192,109
SEK	770,365,000	CBNA	11/15/18	USD	85,527,642	1,462,735
TRY	25,069,594	BNP	10/02/18	USD	3,943,000	208,312
TRY	113,488,738	CBNA	10/19/18	USD	17,811,934	776,814
TRY	17,781,581	UBSA	10/19/18	USD	2,714,538	197,974
TRY	25,771,543	JPMC	11/15/18	USD	4,050,856	98,126
TRY	100,500,992	JPMC	11/29/18	USD	15,381,000	656,131
ZAR	78,352,000	CBNA	11/02/18	USD	5,158,494	359,486
ZAR	2,906,000	JPMC	11/02/18	USD	215,756	(11,099)

Contracts to Deliver
AUD	5,938,000	GSBU	10/02/18	USD	4,296,392	4,109
AUD	6,075,000	JPMC	10/02/18	USD	4,417,229	25,916
AUD	1,426,000	CBNA	11/02/18	USD	1,029,358	(1,629)
BRL	205,400,000	BNP	10/02/18	USD	61,054,634	10,194,796
BRL	11,282,968	CBNA	10/02/18	USD	2,817,995	24,178
BRL	11,282,968	DBAG	10/02/18	USD	2,760,697	(33,120)
BRL	197,900,000	GSBU	10/02/18	USD	59,083,445	10,080,709
BRL	6,846,998	GSBU	10/02/18	USD	1,685,000	(10,410)
BRL	293,000,000	JPMC	10/02/18	USD	73,178,651	627,859
BRL	163,400,000	JPMC	10/02/18	USD	48,939,739	8,479,673
BRL	106,300,000	JPMC	10/02/18	USD	31,472,983	5,151,655
BRL	6,263,863	GSBU	11/05/18	USD	1,554,000	6,622
BRL	65,600,000	JPMC	01/03/19	USD	17,765,741	1,644,522

BHFTI-317

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	16,267,424	BNP	10/02/18	USD	12,573,000	$(21,590)
CAD	59,005,000	JPMC	10/02/18	USD	45,538,413	(144,528)
CAD	33,032,830	CBNA	11/02/18	USD	25,389,304	(202,712)
CAD	11,938,000	GSBU	11/02/18	USD	9,176,849	(72,056)
DKK	182,810,000	BNP	10/01/18	USD	29,490,854	1,028,633
DKK	53,429,000	SG	10/01/18	USD	8,794,463	475,946
EUR	26,870,137	BNP	10/02/18	USD	31,648,717	451,132
EUR	2,431,000	BNP	11/15/18	USD	2,855,589	23,353
EUR	3,309,000	BBP	11/15/18	USD	3,854,775	(374)
EUR	51,100,000	CBNA	11/15/18	USD	59,026,325	(507,717)
EUR	49,374,000	CBNA	11/15/18	USD	57,669,592	146,426
EUR	2,711,000	CBNA	11/15/18	USD	3,169,902	11,452
EUR	27,144,000	JPMC	11/15/18	USD	31,601,677	(22,433)
EUR	16,891,000	JPMC	11/15/18	USD	19,654,839	(24,017)
EUR	10,024,000	JPMC	11/15/18	USD	11,767,773	89,314
EUR	3,492,000	JPMC	11/15/18	USD	4,104,779	36,425
EUR	3,037,000	JPMC	11/15/18	USD	3,564,389	26,133
EUR	2,121,000	JPMC	11/15/18	USD	2,459,684	(11,387)
GBP	4,227,000	BBP	11/15/18	USD	5,559,495	39,321
GBP	21,763,000	JPMC	11/15/18	USD	28,158,432	(262,566)
GBP	56,871,000	SG	11/15/18	USD	72,824,959	(1,444,699)
JPY	2,600,000,000	BNP	10/29/18	USD	23,548,059	620,123
JPY	2,650,000,000	BBP	10/29/18	USD	24,012,323	643,466
JPY	330,000,000	JPMC	10/29/18	USD	2,991,569	81,485
JPY	3,540,000,000	UBSA	10/29/18	USD	32,081,927	864,661
JPY	8,180,000,000	BNP	11/05/18	USD	73,672,455	1,501,248
JPY	17,530,000,000	CBNA	11/05/18	USD	157,925,367	3,260,178
JPY	8,180,000,000	CBNA	11/05/18	USD	73,666,351	1,495,145
JPY	2,610,000,000	CBNA	11/05/18	USD	23,669,068	641,336
JPY	8,180,000,000	UBSA	11/05/18	USD	73,679,622	1,508,415
JPY	3,720,000,000	BBP	11/15/18	USD	33,116,845	271,947
JPY	1,692,800,000	CBNA	11/15/18	USD	15,359,143	412,949
JPY	5,457,700,000	JPMC	11/15/18	USD	49,546,648	1,359,121
JPY	4,059,700,000	JPMC	11/15/18	USD	36,798,737	954,535
JPY	3,498,000,000	JPMC	11/15/18	USD	31,897,520	1,012,720
JPY	15,610,000,000	BBP	11/19/18	USD	141,677,255	3,812,368
JPY	3,210,000,000	BNP	11/26/18	USD	29,003,879	639,321
JPY	8,670,000,000	BBP	11/26/18	USD	78,298,564	1,687,749
JPY	8,590,000,000	UBSA	11/26/18	USD	77,597,109	1,693,199
KRW	167,742,730	BNP	12/19/18	USD	150,159	(1,351)
MXN	43,335,000	BNP	11/14/18	USD	2,267,744	(32,433)
MXN	233,819,000	CBNA	11/14/18	USD	12,322,137	(88,732)
MXN	103,071,000	GSBU	11/14/18	USD	5,457,672	(13,229)
MXN	475,773,000	JPMC	11/14/18	USD	24,903,070	(350,466)
MXN	319,507,000	JPMC	11/14/18	USD	16,677,665	(281,434)
MXN	138,120,000	SG	11/14/18	USD	7,332,398	1,132
RUB	395,494,899	BNP	10/12/18	USD	5,833,000	(197,577)
RUB	926,622,121	JPMC	10/15/18	USD	14,060,000	(65,108)
RUB	905,580,483	JPMC	10/15/18	USD	13,733,000	(71,357)
RUB	642,580,000	JPMC	10/15/18	USD	9,528,668	(266,600)
RUB	548,846,127	JPMC	10/15/18	USD	8,282,000	(84,421)
RUB	500,797,528	JPMC	10/15/18	USD	7,616,000	(17,985)
RUB	366,151,943	JPMC	10/15/18	USD	5,480,000	(101,494)
RUB	364,651,410	JPMC	10/15/18	USD	5,520,000	(38,620)
RUB	208,871,300	UBSA	10/15/18	USD	3,170,000	(13,962)
RUB	354,451,620	JPMC	10/18/18	USD	5,198,000	(203,536)
RUB	361,667,970	CBNA	10/24/18	USD	5,298,000	(210,241)

BHFTI-318

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
RUB	320,480,160	GSBU	10/24/18	USD	4,784,000	$(96,946)
RUB	97,629,290	GSBU	10/29/18	USD	1,478,000	(8,170)
RUB	613,288,542	JPMC	10/29/18	USD	8,693,000	(642,838)
RUB	66,208,030	SG	10/31/18	USD	1,003,000	(4,659)
RUB	789,419,414	UBSA	11/15/18	USD	12,301,043	304,684
SEK	129,600,000	BBP	11/15/18	USD	14,807,807	173,247
SEK	88,655,000	BBP	11/15/18	USD	9,782,031	(228,979)
SEK	103,730,000	GSBU	11/15/18	USD	11,798,150	84,856
SEK	235,400,000	JPMC	11/15/18	USD	26,982,936	401,335
SEK	145,770,000	JPMC	11/15/18	USD	16,085,148	(375,344)
SEK	67,840,000	JPMC	11/15/18	USD	7,708,138	47,578
SGD	356,587	CSI	12/19/18	USD	261,466	181
TRY	25,069,594	JPMC	10/02/18	USD	4,054,928	(96,383)

Net Unrealized Appreciation						$58,952,656

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	03/18/19	240	USD	58,296,000	$(33,307)
90 Day Eurodollar Futures	09/16/19	305	USD	73,901,500	(95,052)
Call Options on Euro-BTP Futures, Strike EUR 158.00	10/26/18	1,068	EUR	10,680	(1,066)
Call Options on Euro-BTP Futures, Strike EUR 160.00	11/23/18	900	EUR	9,000	(899)
Call Options on Euro-BTP Futures, Strike EUR 165.00	11/23/18	612	EUR	6,120	(611)
Euro-Bund Futures	12/06/18	1,538	EUR	244,219,020	(1,959,546)
Call Options on Euro-OAT Futures, Strike EUR 176.00	10/26/18	2,687	EUR	26,870	(2,683)
Put Options on Euro-Bund Futures, Strike EUR 145.00	11/23/18	912	EUR	9,120	(910)
U.S. Treasury Note 10 Year Futures	12/19/18	2,824	USD	335,438,250	(3,650,048)
U.S. Treasury Note 5 Year Futures	12/31/18	13,653	USD	1,535,642,515	(12,934,300)

Futures Contracts—Short
90 Day Eurodollar Futures	06/15/20	(116)	USD	(28,080,700)	84,872
90 Day Eurodollar Futures	12/14/20	(202)	USD	(48,901,675)	37,667
Australian 10 Year Treasury Bond Futures	12/17/18	(1,941)	AUD	(250,103,751)	1,391,224
Canada Government Bond 10 Year Futures	12/18/18	(756)	CAD	(100,260,720)	1,034,712
Euro-BTP Futures	12/06/18	(2,693)	EUR	(333,501,120)	(4,318,045)
Call Options on Euro-Bund Futures, Strike EUR 160.00	10/26/18	(416)	EUR	(137,280)	23,734
Euro-Buxl 30 Year Bond Futures	12/06/18	(323)	EUR	(56,305,360)	1,090,958
Euro-OAT Futures	12/06/18	(2,828)	EUR	(427,169,400)	3,197,529
U.S. Treasury Long Bond Futures	12/19/18	(3,458)	USD	(485,849,000)	13,164,886
United Kingdom Long Gilt Bond Futures	12/27/18	(135)	GBP	(16,326,900)	283,808

Net Unrealized Depreciation					$(2,687,077)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Put - 30 Yr. IRS	2.943%	GSBU	3M LIBOR	Receive	12/12/19	4,800,000	USD	4,800,000	$230,400	$376,006	$145,606

BHFTI-319

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond 30-Year Futures	USD 180.000	11/23/18	1,740	USD	1,740,000	$14,877	$1,740	$(13,137)
Call - U.S. Treasury Bond 30-Year Futures	USD 178.000	11/23/18	582	USD	582,000	4,772	582	(4,190)
Put - U.S. Treasury Note 10-Year Futures	USD 109.500	11/23/18	1,561	USD	1,561,000	13,346	1,561	(11,785)
Put - U.S. Treasury Note 10-Year Futures	USD 110.000	11/23/18	1,205	USD	1,205,000	10,303	1,205	(9,098)
Put - U.S. Treasury Note 10-Year Futures	USD 111.000	11/23/18	355	USD	355,000	3,035	355	(2,680)
Put - U.S. Treasury Note 10-Year Futures	USD 110.500	11/23/18	51	USD	51,000	436	51	(385)
Put - U.S. Treasury Note 10-Year Futures	USD 111.500	11/23/18	1	USD	1,000	9	1	(8)
Put - U.S. Treasury Note 5 Year Futures	USD 107.500	11/23/18	2,752	USD	2,752,000	23,530	2,752	(20,778)
Put - U.S. Treasury Note 5-Year Futures	USD 107.250	11/23/18	4,861	USD	4,861,000	41,562	4,861	(36,701)
Put - U.S. Treasury Note 5-Year Futures	USD 107.000	11/23/18	4,760	USD	4,760,000	40,698	4,760	(35,938)
Put - U.S. Treasury Note 5-Year Futures	USD 105.750	11/23/18	679	USD	679,000	5,805	679	(5,126)
Put - U.S. Treasury Note 5-Year Futures	USD 108.000	11/23/18	601	USD	601,000	5,139	601	(4,538)

Totals						$163,512	$19,148	$(144,364)

OTC Interest Rate Options	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid	Market Value	Unrealized Depreciation
Put - FNMA 30 Yr. TBA 3.500%	USD 70.000	11/06/18	38,000,000	USD	38,000,000	$1,484	$—	$(1,484)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	AUD	0.728	GSBU	11/09/18	(55,400,000)	AUD	(55,400,000)	$(266,651)	$(323,931)	$(57,280)
AUD Put/USD Call	AUD	0.690	GSBU	11/09/18	(55,400,000)	AUD	(55,400,000)	(201,262)	(45,732)	155,530
USD Put/CAD Call	CAD	1.282	BNP	10/26/18	(26,600,000)	USD	(26,600,000)	(153,216)	(120,445)	32,771
USD Call/RUB Put	RUB	67.100	BNP	10/11/18	(10,290,000)	USD	(10,290,000)	(316,511)	(24,151)	292,360
USD Call/RUB Put	RUB	68.000	CBNA	10/23/18	(11,700,000)	USD	(11,700,000)	(333,918)	(39,055)	294,863
USD Call/TRY Put	TRY	7.280	GSBU	11/02/18	(33,900,000)	USD	(33,900,000)	(796,650)	(91,971)	704,679
USD Put/MXN Call	MXN	19.040	BBP	10/18/18	(17,000,000)	USD	(17,000,000)	(140,760)	(327,335)	(186,575)
USD Put/MXN Call	MXN	18.930	DBAG	10/23/18	(19,800,000)	USD	(19,800,000)	(144,540)	(312,602)	(168,062)
USD Put/RUB Call	RUB	68.500	DBAG	10/26/18	(24,500,000)	USD	(24,500,000)	(218,050)	(1,120,409)	(902,359)

Totals								$(2,571,558)	$(2,405,631)	$165,927

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	DBAG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0 USD	03/10/20	(5,800,000)	USD	(5,800,000)	$(43,500)	$—	$43,500
Floor - OTC CPURNSA Index	215.949	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0 USD	03/12/20	(16,200,000)	USD	(16,200,000)	(137,080)	—	137,080
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0 USD	04/07/20	(38,800,000)	USD	(38,800,000)	(346,040)	—	346,040
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0 USD	09/29/20	(17,500,000)	USD	(17,500,000)	(225,750)	(2)	225,748
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [(1 + 0.000%))0 - (Final Index/Initial Index)] or 0 USD	10/13/20	(18,000,000)	USD	(18,000,000)	(176,400)	—	176,400

Totals								$(928,770)	$(2)	$928,768

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Put - 5 Yr. IRS	2.750%	GSBU	3M LIBOR	Pay	12/12/19	(21,300,000)	USD	(21,300,000)	$(232,364)	$(518,783)	$(286,419)

BHFTI-320

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.963%	Semi-Annually	12/05/19	USD	121,200,000	$(1,208,279)	$—	$(1,208,279)
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	143,200,000	(1,797,213)	—	(1,797,213)
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	03/20/29	EUR	250,300,000	(2,518,135)	(1,023,898)	(1,494,237)
Pay	6M EURIBOR	Semi-Annually	1.250%	Annually	12/19/28	EUR	27,700,000	677,320	475,319	202,001
Pay	6M EURIBOR	Semi-Annually	1.500%	Annually	03/20/49	EUR	21,400,000	(407,624)	(427,651)	20,027
Pay	6M EURIBOR	Semi-Annually	1.501%	Annually	07/04/42	EUR	53,800,000	(245,792)	—	(245,792)
Pay	12M CDI	Maturity	7.500%	Maturity	01/02/20	BRL	981,600,000	(1,162,773)	(521,465)	(641,308)
Pay	12M CDI	Maturity	7.750%	Maturity	01/02/20	BRL	1,107,300,000	(471,057)	(349,592)	(121,465)
Pay	12M CDI	Maturity	8.475%	Maturity	01/02/20	BRL	818,600,000	805,581	67,172	738,409
Pay	12M CDI	Maturity	8.850%	Maturity	01/02/20	BRL	624,000,000	1,148,713	545,933	602,780
Receive	3M CBA	Semi-Annually	1.750%	Semi-Annually	12/16/46	CAD	4,500,000	804,017	570,938	233,079
Receive	3M LIBOR	Semi-Annually	2.250%	Semi-Annually	06/20/28	USD	159,400,000	11,616,973	9,015,763	2,601,210
Receive	3M LIBOR	Semi-Annually	2.905%	Semi-Annually	08/22/48	USD	10,200,000	536,551	—	536,551
Receive	3M LIBOR	Semi-Annually	2.930%	Semi-Annually	08/22/48	USD	11,900,000	566,332	—	566,332
Receive	3M LIBOR	Semi-Annually	2.940%	Semi-Annually	08/22/48	USD	10,400,000	474,096	—	474,096
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	28,050,000,000	(839,574)	(1,849,950)	1,010,376
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	31,660,000,000	(974,981)	(2,378,204)	1,403,223
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	108,426	(221,307)	329,733
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	132,758	251,206	(118,448)
Receive	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	290,000,000	(5,671)	4,725	(10,396)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(79,337)	(1,920)	(77,417)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(81,736)	(176,533)	94,797
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	7,260,000,000	144,957	267,333	(122,376)
Receive	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	540,000,000	(41,203)	(16,864)	(24,339)
Receive	6M LIBOR	Semi-Annually	1.250%	Semi-Annually	03/20/24	GBP	92,900,000	1,603,819	1,710,818	(106,999)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	12/19/28	GBP	9,100,000	196,000	151,925	44,075
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	03/20/29	GBP	37,200,000	931,596	636,732	294,864
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	12/19/48	GBP	34,900,000	2,752,219	164,272	2,587,947
Receive	6M LIBOR	Semi-Annually	1.750%	Semi-Annually	03/20/49	GBP	21,900,000	64,044	(134,328)	198,372

Totals								$12,730,027	$6,760,424	$5,969,603

Centrally Cleared Credit Default Swaps on Corporate Issues and Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway, Inc. 1.550%, due 02/09/18	1.000%	Quarterly	12/20/21	0.334%	USD	10,500,000	$216,098	$248,233	$(32,135)
CDX.NA.IG.30	1.000%	Quarterly	06/20/23	0.543%	USD	9,600,000	191,309	142,571	48,738
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	1.057%	USD	39,200,000	757,579	716,998	40,581
Goldman Sach Group, Inc. 5.950%, due 1/18/18	1.000%	Quarterly	09/20/20	0.269%	USD	22,500,000	318,625	403,903	(85,278)
Royal Bank of Scotland Group plc 1.500%, due 11/28/16	1.000%	Quarterly	06/20/23	1.088%	EUR	14,300,000	(67,664)	(7,792)	(59,872)
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.649%	EUR	24,700,000	376,512	108,498	268,014

Totals							$1,792,459	$1,612,411	$180,048

BHFTI-321

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avolon Holdings, Ltd. 4.500%, due 03/15/23	5.000%	Quarterly	07/01/20	UBSA	0.000%	USD	5,500,000	$309,945	$322,061	$(12,116)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	12/20/19	BNP	1.335%	USD	3,200,000	(12,943)	(382,937)	369,994
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	03/20/20	BNP	1.565%	USD	1,600,000	(13,054)	(308,005)	294,951
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	12/20/23	GSI	2.020%	USD	4,500,000	(212,667)	(231,935)	19,268
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	12/20/23	JPMC	2.020%	USD	9,780,000	(462,197)	(494,430)	32,233
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/23	JPMC	1.432%	USD	29,000,000	(588,779)	(753,453)	164,674

Totals								$(979,695)	$(1,848,699)	$869,004

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CBA)—	Canada Bankers’ Acceptances Rate
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMT)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index

(COFI)—	11th District Cost of Funds Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation

(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-322

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$4,529,660,861	$—	$4,529,660,861
Total Corporate Bonds & Notes*	—	2,441,209,611	—	2,441,209,611
Total Asset-Backed Securities*	—	1,043,843,837	—	1,043,843,837
Total Foreign Government*	—	191,360,610	—	191,360,610
Total Mortgage-Backed Securities*	—	293,741,632	—	293,741,632
Total Municipals	—	30,770,478	—	30,770,478
Total Floating Rate Loan*	—	5,398,620	—	5,398,620
Total Short-Term Investments*	—	1,013,606,070	—	1,013,606,070
Purchased Options
Interest Rate Swaptions at Value	—	376,006	—	376,006
Options on Exchange-Traded Futures Contracts at Value	19,148	—	—	19,148
OTC Interest Rate Options at Value	—	—	—	—
Total Purchased Options	19,148	376,006	—	395,154
Total Investments	$19,148	$9,549,967,725	$—	$9,549,986,873

Total Reverse Repurchase Agreements (Liability)	$—	$(8,385,000)	$—	$(8,385,000)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$74,541,984	$—	$74,541,984
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(15,589,328)	—	(15,589,328)
Total Forward Contracts	$—	$58,952,656	$—	$58,952,656
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$20,309,390	$—	$—	$20,309,390
Futures Contracts (Unrealized Depreciation)	(22,996,467)	—	—	(22,996,467)
Total Futures Contracts	$(2,687,077)	$—	$—	$(2,687,077)
Written Options
Foreign Currency Options at Value	$—	$(2,405,631)	$—	$(2,405,631)
Inflation Capped Options at Value	—	(2)	—	(2)
Interest Rate Swaptions at Value	—	(518,783)	—	(518,783)
Total Written Options	$—	$(2,924,416)	$—	$(2,924,416)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$12,295,205	$—	$12,295,205
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,145,554)	—	(6,145,554)
Total Centrally Cleared Swap Contracts	$—	$6,149,651	$—	$6,149,651
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$309,945	$—	$309,945
OTC Swap Contracts at Value (Liabilities)	—	(1,289,640)	—	(1,289,640)
Total OTC Swap Contracts	$—	$(979,695)	$—	$(979,695)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-323

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—34.7% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.5%
General Dynamics Corp. 2.875%, 05/11/20	4,675,000	$4,663,552
United Technologies Corp. 3.950%, 08/16/25	4,686,000	4,656,261

		9,319,813

Agriculture—0.5%
BAT Capital Corp. 3.222%, 08/15/24 (144A)	11,186,000	10,658,885

Auto Manufacturers—0.1%
General Motors Co. 5.950%, 04/01/49	2,178,000	2,160,175

Banks—11.3%
Banco Santander S.A. 3.125%, 02/23/23	5,200,000	4,934,093
3.457%, 3M LIBOR + 1.120%, 04/12/23 (a)	400,000	400,790
Bank of America Corp. 2.816%, 3M LIBOR + 0.930%, 07/21/23 (a)	2,250,000	2,173,861
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	3,335,000	3,242,345
3.300%, 01/11/23	1,410,000	1,388,809
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	2,730,000	2,624,301
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	6,295,000	6,055,996
4.443%, 3M LIBOR + 1.990%, 01/20/48 (a)	2,010,000	1,994,721
Bank of Ireland Group plc 4.500%, 11/25/23 (144A)	7,533,000	7,520,254
Bank of Montreal 3.101%, 3M LIBOR + 0.790%, 08/27/21 (a)	2,500,000	2,533,750
Bank of Nova Scotia (The) 2.629%, 3M LIBOR + 0.290% 01/08/21 (a) (b)	5,000,000	5,004,570
4.650%, 3M LIBOR + 2.648%, 10/12/22 (a)	1,185,000	1,111,678
Barclays Bank plc 5.140%, 10/14/20	940,000	963,182
10.179%, 06/12/21 (144A)	2,795,000	3,183,817
Barclays plc 4.375%, 09/11/24	2,090,000	2,015,977
BB&T Corp. 2.850%, 10/26/24	7,207,000	6,894,327
2.904%, 3M LIBOR + 0.570%, 06/15/20 (a)	4,615,000	4,643,337
BPCE S.A. 3.000%, 05/22/22 (144A)	6,965,000	6,732,571
Capital One Financial Corp. 3.050%, 03/09/22	3,330,000	3,255,287
3.200%, 02/05/25	970,000	912,381
Capital One N.A. 2.350%, 01/31/20	3,000,000	2,966,568
2.950%, 07/23/21	860,000	845,566
Citigroup, Inc. 3.300%, 04/27/25	2,775,000	2,664,232
3.887%, 3M LIBOR + 1.563%, 01/10/28 (a)	5,330,000	5,171,027
4.044%, 3M LIBOR + 1.023%, 06/01/24 (a)	8,420,000	8,450,959
Comerica, Inc. 3.700%, 07/31/23	2,345,000	2,331,735

Security Description	Principal Amount*	Value

Banks—(Continued)
Compass Bank 3.500%, 06/11/21	5,000,000	$4,974,385
Cooperative Rabobank UA 2.765%, 3M LIBOR + 0.430%, 04/26/21 (a)	1,955,000	1,959,109
3.875%, 02/08/22	700,000	705,438
11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (a)	3,395,000	3,583,423
Credit Suisse Group AG 3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (a)	7,725,000	7,267,544
Deutsche Bank AG 3.950%, 02/27/23	3,613,000	3,507,608
Discover Bank 3.100%, 06/04/20	2,500,000	2,484,170
3.200%, 08/09/21	1,000,000	986,757
3.350%, 02/06/23	1,415,000	1,373,740
Fifth Third Bank 2.971%, 3M LIBOR + 0.590%, 09/27/19 (a)	1,540,000	1,543,537
First Republic Bank 4.625%, 02/13/47	1,945,000	1,874,833
Goldman Sachs Group, Inc. (The) 2.905%, 3M LIBOR + 0.990%, 07/24/23 (a)	7,274,000	7,025,015
3.625%, 01/22/23	3,440,000	3,426,364
5.250%, 07/27/21	1,460,000	1,528,449
5.750%, 01/24/22	2,000,000	2,127,436
HSBC Holdings plc 2.650%, 01/05/22	1,885,000	1,829,012
2.950%, 05/25/21	5,000,000	4,931,881
4.875%, 01/14/22	1,555,000	1,612,222
JPMorgan Chase & Co. 3.077%, 3M LIBOR + 0.730%, 04/23/24 (a) (b)	8,360,000	8,322,316
4.203%, 3M LIBOR + 1.260%, 07/23/29 (a)	7,310,000	7,274,136
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (a)	1,799,000	1,812,493
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	6,771,000	6,500,882
Morgan Stanley 3.750%, 02/25/23	1,140,000	1,139,510
3.875%, 01/27/26	10,097,000	9,920,042
4.000%, 07/23/25	535,000	532,967
PNC Bank N.A. 2.950%, 02/23/25	2,425,000	2,313,978
3.100%, 10/25/27	5,510,000	5,189,738
3.250%, 06/01/25	1,290,000	1,250,328
Regions Bank 2.750%, 04/01/21	5,735,000	5,633,068
Regions Financial Corp. 2.750%, 08/14/22	2,000,000	1,928,339
Royal Bank of Scotland Group plc 3.875%, 09/12/23	3,365,000	3,269,452
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	9,190,000	8,977,783
SunTrust Bank 2.590%, 3M LIBOR + 0.298%, 01/29/21 (a)	2,500,000	2,474,164
SunTrust Banks, Inc. 2.700%, 01/27/22	1,690,000	1,644,186
U.S. Bank N.A. 2.655%, 3M LIBOR + 0.320% 04/26/21 (a)	859,000	862,150

BHFTI-324

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group Funding Switzerland AG 4.125%, 09/24/25 (144A)	6,210,000	$6,168,306
ZB N.A. 3.500%, 08/27/21	2,135,000	2,122,502

		220,093,397

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc. 3.077%, 3M LIBOR + 0.740%, 01/12/24 (a)	1,645,000	1,652,432
4.375%, 04/15/38	1,805,000	1,734,788
Keurig Dr Pepper, Inc. 3.551%, 05/25/21 (144A)	2,965,000	2,959,621
4.057%, 05/25/23 (144A)	2,965,000	2,968,650

		9,315,491

Biotechnology—0.2%
Amgen, Inc. 2.650%, 05/11/22	3,595,000	3,490,992

Building Materials—0.4%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	6,495,000	6,248,593
Johnson Controls International plc 3.750%, 12/01/21	660,000	663,919
4.500%, 02/15/47	215,000	205,889
Martin Marietta Materials, Inc. 2.838%, 3M LIBOR + 0.500%, 12/20/19 (a)	1,500,000	1,503,692

		8,622,093

Chemicals—0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 2.450%, 05/01/20 (144A)	500,000	494,261
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	1,803,000	1,818,091
5.000%, 09/26/48	3,847,000	3,847,134
Mosaic Co. (The) 3.250%, 11/15/22	3,325,000	3,246,624
Sherwin-Williams Co. (The) 3.450%, 06/01/27	6,706,000	6,377,937

		15,784,047

Commercial Services—0.1%
Equifax, Inc. 3.950%, 06/15/23	1,785,000	1,772,485

Computers—0.4%
Hewlett Packard Enterprise Co. 3.600%, 10/15/20	7,080,000	7,113,418

Diversified Financial Services—0.3%
Capital One Bank USA N.A. 3.375%, 02/15/23	1,225,000	1,191,605
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,470,000	1,455,785

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Synchrony Financial 3.950%, 12/01/27	2,925,000	$2,650,144

		5,297,534

Electric—1.3%
Berkshire Hathaway Energy Co. 3.800%, 07/15/48	6,000,000	5,406,905
6.500%, 09/15/37	345,000	425,651
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	552,237
Duke Energy Corp. 3.750%, 09/01/46	4,000,000	3,509,657
Duke Energy Florida LLC 6.400%, 06/15/38	1,925,000	2,463,819
Duke Energy Ohio, Inc. 3.700%, 06/15/46	660,000	598,166
Electricite de France S.A. 6.500%, 01/26/19 (144A)	180,000	182,102
Enel Finance International NV 4.625%, 09/14/25 (144A)	3,804,000	3,721,716
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	665,064
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,117,403
Sempra Energy 3.800%, 02/01/38	5,720,000	5,153,296
Southern California Edison Co. 4.500%, 09/01/40	1,025,000	1,033,501
5.500%, 03/15/40	335,000	376,794

		25,206,311

Electronics—0.1%
Amphenol Corp. 3.200%, 04/01/24	1,001,000	959,932
Keysight Technologies, Inc. 4.600%, 04/06/27	990,000	989,575

		1,949,507

Entertainment—0.2%
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	4,157,000	4,164,399

Food—0.7%
Campbell Soup Co. 4.800%, 03/15/48	1,032,000	935,694
General Mills, Inc. 3.346%, 3M LIBOR + 1.010%, 10/17/23 (a) (b)	2,395,000	2,413,096
Grupo Bimbo S.A.B. de C.V. 5.950%, 3M LIBOR + 3.280%, 04/17/23 (144A) (a)	3,715,000	3,724,287
Kroger Co. (The) 4.450%, 02/01/47	6,695,000	6,158,186
5.000%, 04/15/42	260,000	257,138
5.150%, 08/01/43	740,000	734,914

		14,223,315

BHFTI-325

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.0%
NiSource, Inc. 4.800%, 02/15/44	230,000	$232,461

Healthcare-Products—0.2%
Abbott Laboratories 4.750%, 11/30/36	1,758,000	1,868,974
Becton Dickinson & Co. 3.363%, 06/06/24	2,295,000	2,216,704

		4,085,678

Housewares—0.2%
Newell Brands, Inc. 3.850%, 04/01/23	1,681,000	1,645,039
4.200%, 04/01/26 (b)	2,500,000	2,376,722

		4,021,761

Insurance—1.4%
Allstate Corp. (The) 2.816%, 3M LIBOR + 0.430%, 03/29/21 (a)	1,645,000	1,646,963
American International Group, Inc. 3.875%, 01/15/35	3,230,000	2,924,615
AXA Equitable Holdings, Inc. 4.350%, 04/20/28 (144A)	1,685,000	1,629,249
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	120,000	123,508
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (a)	2,470,000	2,352,062
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a) (b)	5,275,000	5,261,813
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380% 09/15/47 (a) (b)	10,914,000	10,068,165
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	415,000	403,263
Voya Financial, Inc. 4.700%, 3M LIBOR + 2.084% 01/23/48 (144A) (a)	2,763,000	2,459,070

		26,868,708

Iron/Steel—0.2%
Nucor Corp. 4.400%, 05/01/48	4,115,000	4,014,604

Lodging—0.1%
Sands China, Ltd. 5.125%, 08/08/25 (144A) (b)	2,000,000	1,995,139

Machinery-Diversified—0.4%
Roper Technologies, Inc. 3.650%, 09/15/23	5,384,000	5,347,443
3.800%, 12/15/26	3,000,000	2,915,404

		8,262,847

Security Description	Principal Amount*	Value

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	1,345,000	$1,367,284
4.908%, 07/23/25	3,835,000	3,892,350
Comcast Corp. 3.150%, 02/15/28	2,437,000	2,258,214
COX Communications, Inc. 4.600%, 08/15/47 (144A)	8,130,000	7,586,635

		15,104,483

Mining—0.5%
Barrick North America Finance LLC 5.750%, 05/01/43	5,995,000	6,646,040
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	585,000	648,456
Corp. Nacional del Cobre de Chile 4.500%, 09/16/25 (144A)	3,092,000	3,154,497

		10,448,993

Miscellaneous Manufacturing—0.4%
General Electric Co. 5.000%, 3M LIBOR + 3.330%, 01/21/21 (a) (b)	2,515,000	2,451,811
Hexcel Corp. 3.950%, 02/15/27	1,382,000	1,341,841
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	2,680,000	2,648,460
Siemens Financieringsmaatschappij NV 2.700%, 03/16/22 (144A)	1,530,000	1,492,599

		7,934,711

Multi-National—0.1%
FMS Wertmanagement AoeR 1.625%, 11/20/18	1,215,000	1,213,785

Oil & Gas—2.7%
Anadarko Petroleum Corp. 5.550%, 03/15/26	4,514,000	4,796,157
Andeavor 3.800%, 04/01/28	925,000	879,123
4.500%, 04/01/48	3,745,000	3,485,025
Canadian Natural Resources, Ltd. 3.850%, 06/01/27 (b)	4,521,000	4,400,773
Cenovus Energy, Inc. 5.400%, 06/15/47	8,650,000	8,702,142
Concho Resources, Inc. 3.750%, 10/01/27	4,515,000	4,307,447
Continental Resources, Inc. 4.375%, 01/15/28	1,497,000	1,484,923
Devon Energy Corp. 3.250%, 05/15/22	2,510,000	2,463,844
5.000%, 06/15/45	3,000,000	2,996,737
5.850%, 12/15/25	2,595,000	2,826,822
EQT Corp. 3.900%, 10/01/27	9,620,000	9,009,998

BHFTI-326

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Nabors Industries, Inc. 5.500%, 01/15/23 (b)	905,000	$888,845
Noble Energy, Inc. 3.850%, 01/15/28 (b)	1,255,000	1,184,881
5.050%, 11/15/44	4,030,000	3,898,180
6.000%, 03/01/41	350,000	374,039
Valero Energy Corp. 6.625%, 06/15/37	905,000	1,092,904

		52,791,840

Packaging & Containers—0.1%
Packaging Corp. of America 2.450%, 12/15/20	1,020,000	1,000,125

Pharmaceuticals—1.8%
AbbVie, Inc. 3.200%, 05/14/26	2,406,000	2,239,544
4.250%, 11/14/28	3,045,000	2,999,430
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	9,615,000	9,542,642
CVS Health Corp. 3.700%, 03/09/23	2,409,000	2,398,225
5.050%, 03/25/48	6,350,000	6,487,452
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	8,910,000	8,608,396
Teva Pharmaceutical Finance Netherlands III B.V. 2.200%, 07/21/21	3,125,000	2,936,344

		35,212,033

Pipelines—2.2%
Enbridge, Inc. 6.000%, 3M LIBOR + 3.890%, 01/15/77 (a)	5,045,000	4,871,514
Energy Transfer Partners L.P. 4.050%, 03/15/25	2,257,000	2,208,645
5.150%, 02/01/43	1,200,000	1,138,688
6.625%, 3M LIBOR + 4.155%, 02/15/28 (a) (b)	2,500,000	2,393,750
EnLink Midstream Partners L.P. 4.850%, 07/15/26	5,746,000	5,568,845
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (a)	2,785,000	2,575,092
Fermaca Enterprises S de RL de C.V. 6.375%, 03/30/38 (144A)	432,858	441,515
MPLX L.P. 4.500%, 04/15/38	8,735,000	8,222,567
ONEOK Partners L.P. 8.625%, 03/01/19	145,000	148,278
Sabine Pass Liquefaction LLC 4.200%, 03/15/28	7,000,000	6,786,864
5.625%, 03/01/25	820,000	874,228
Williams Partners L.P. 4.000%, 09/15/25	5,105,000	5,020,888
4.850%, 03/01/48	1,275,000	1,230,572
5.400%, 03/04/44	555,000	572,718

		42,054,164

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—2.2%
Alexandria Real Estate Equities, Inc. 4.500%, 07/30/29	540,000	$537,425
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	438,650
American Tower Corp. 3.375%, 10/15/26	12,435,000	11,574,751
Boston Properties L.P. 3.200%, 01/15/25	3,853,000	3,685,219
Crown Castle International Corp. 3.200%, 09/01/24	2,235,000	2,125,603
3.700%, 06/15/26	7,555,000	7,216,286
Digital Realty Trust L.P. 3.700%, 08/15/27	10,845,000	10,296,325
Ventas Realty L.P. 3.500%, 02/01/25	1,740,000	1,660,686
4.400%, 01/15/29	2,000,000	1,987,816
Vornado Realty L.P. 3.500%, 01/15/25	4,345,000	4,157,872

		43,680,633

Retail—1.0%
Dollar Tree, Inc. 3.036%, 3M LIBOR + 0.700%, 04/17/20 (a)	4,480,000	4,486,810
Home Depot, Inc. (The) 4.250%, 04/01/46	350,000	356,979
5.950%, 04/01/41	990,000	1,231,109
McDonald’s Corp. 3.500%, 07/15/20	466,000	467,858
4.450%, 03/01/47	2,035,000	1,995,007
4.450%, 09/01/48	6,104,000	6,020,241
Target Corp. 2.500%, 04/15/26 (b)	1,675,000	1,550,722
3.625%, 04/15/46	245,000	221,844
3.900%, 11/15/47 (b)	3,005,000	2,833,918

		19,164,488

Semiconductors—0.5%
Analog Devices, Inc. 2.950%, 01/12/21	5,850,000	5,798,465
3.125%, 12/05/23	2,355,000	2,276,630
Texas Instruments, Inc. 4.150%, 05/15/48	1,400,000	1,401,838

		9,476,933

Software—0.2%
Microsoft Corp. 4.100%, 02/06/37	3,949,000	4,066,716

Telecommunications—1.8%
AT&T, Inc. 4.300%, 02/15/30 (144A)	7,783,000	7,479,652
Deutsche Telekom International Finance B.V. 2.789%, 3M LIBOR + 0.450%, 09/19/19 (144A) (a)	1,915,000	1,919,296
Motorola Solutions, Inc. 4.600%, 02/23/28	7,957,000	7,775,713

BHFTI-327

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*/ Shares	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	250,000	$234,579
5.213%, 03/08/47	5,700,000	5,528,981
Verizon Communications, Inc. 3.376%, 02/15/25	3,031,000	2,948,010
4.272%, 01/15/36	10,320,000	9,823,633

		35,709,864

Transportation—0.5%
Kansas City Southern 4.700%, 05/01/48	4,470,000	4,440,007
Norfolk Southern Corp. 2.900%, 06/15/26	3,500,000	3,284,986
3.150%, 06/01/27	1,000,000	946,921
Union Pacific Corp. 4.500%, 09/10/48	1,370,000	1,392,029

		10,063,943

Total Corporate Bonds & Notes (Cost $697,248,534)		676,575,771

Common Stocks—20.8%

Aerospace & Defense—0.2%
Curtiss-Wright Corp.	2,100	288,582
General Dynamics Corp.	8,200	1,678,704
Lockheed Martin Corp.	1,200	415,152
Raytheon Co.	4,500	929,970

		3,312,408

Air Freight & Logistics—0.0%
Royal Mail plc	32,332	200,848

Auto Components—0.4%
BorgWarner, Inc.	12,100	517,638
Bridgestone Corp.	17,100	646,223
Continental AG	3,909	680,462
Delphi Technologies plc	9,100	285,376
Gentex Corp.	39,444	846,468
Keihin Corp.	10,400	214,939
Lear Corp.	4,000	580,000
Linamar Corp.	6,100	281,044
Magna International, Inc.	11,600	609,345
NHK Spring Co., Ltd.	18,100	188,051
Nokian Renkaat Oyj	17,047	697,619
Stanley Electric Co., Ltd.	15,800	540,218
Toyota Boshoku Corp.	20,100	375,312
TS Tech Co., Ltd.	2,800	96,598
Unipres Corp.	4,500	87,509
Xinyi Glass Holdings, Ltd.	382,000	482,355

		7,129,157

Security Description	Shares	Value

Automobiles—0.1%
Isuzu Motors, Ltd.	10,000	$157,622
Mazda Motor Corp.	11,700	140,493
Subaru Corp.	18,000	551,411
Suzuki Motor Corp.	6,000	343,748
Thor Industries, Inc. (b)	6,400	535,680
Yamaha Motor Co., Ltd.	5,600	157,030

		1,885,984

Banks—1.3%
Aichi Bank, Ltd. (The)	600	26,829
Aozora Bank, Ltd.	2,000	71,464
Awa Bank, Ltd. (The)	3,400	105,479
Bank Hapoalim B.M.	31,443	229,817
Bank Leumi Le-Israel B.M.	43,871	288,956
Bank of America Corp.	139,900	4,121,454
Bank of China, Ltd. - Class H	936,000	413,966
Barclays plc	384,997	860,757
BNP Paribas S.A.	21,537	1,316,250
Chiba Bank, Ltd. (The)	62,000	423,424
China Construction Bank Corp. - Class H	350,000	303,599
Citigroup, Inc.	28,400	2,037,416
Fifth Third Bancorp (b)	47,200	1,317,824
Hachijuni Bank, Ltd. (The)	61,600	282,528
HSBC Holdings plc	61,650	538,165
Iyo Bank, Ltd. (The)	25,400	158,713
Japan Post Bank Co., Ltd.	18,000	212,757
JPMorgan Chase & Co.	30,800	3,475,472
KeyCorp	45,800	910,962
Mediobanca S.p.A.	21,209	211,221
Mitsubishi UFJ Financial Group, Inc.	31,600	196,698
Mizuho Financial Group, Inc.	308,700	538,289
Royal Bank of Scotland Group plc	301,559	974,915
Seven Bank, Ltd. (b)	128,900	407,328
Shinsei Bank, Ltd.	7,800	127,476
Shizuoka Bank, Ltd. (The)	51,000	457,818
Societe Generale S.A.	18,505	793,551
Standard Chartered plc	84,054	696,100
Sumitomo Mitsui Financial Group, Inc.	17,600	710,359
UniCredit S.p.A.	37,793	566,626
Wells Fargo & Co.	66,900	3,516,264

		26,292,477

Beverages—0.2%
Ambev S.A.	43,300	196,635
Coca-Cola Co. (The)	20,400	942,276
Diageo plc	15,194	538,086
PepsiCo, Inc.	19,400	2,168,920

		3,845,917

Biotechnology—0.5%
AbbVie, Inc.	34,358	3,249,580
Amgen, Inc.	15,260	3,163,245
Biogen, Inc. (c)	5,300	1,872,543

BHFTI-328

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Gilead Sciences, Inc.	23,800	$1,837,598
United Therapeutics Corp. (c)	1,000	127,880

		10,250,846

Building Products—0.1%
Aica Kogyo Co., Ltd.	3,900	157,582
Allegion plc	12,300	1,114,011
Assa Abloy AB - Class B	40,077	805,587

		2,077,180

Capital Markets—0.7%
Affiliated Managers Group, Inc.	9,500	1,298,840
ASX, Ltd.	5,544	254,194
Bolsas y Mercados Espanoles SHMSF S.A.	19,430	626,729
CI Financial Corp.	64,000	1,016,251
Close Brothers Group plc	13,908	286,436
Daiwa Securities Group, Inc.	84,300	511,723
Deutsche Bank AG	23,420	267,087
FactSet Research Systems, Inc.	3,100	693,501
Federated Investors, Inc. - Class B	19,500	470,340
Franklin Resources, Inc. (b)	51,400	1,563,074
Goldman Sachs Group, Inc. (The)	6,290	1,410,470
IG Group Holdings plc	52,667	435,079
Invesco, Ltd.	65,200	1,491,776
Japan Exchange Group, Inc.	20,900	364,195
Nomura Holdings, Inc.	96,100	456,254
Platinum Asset Management, Ltd.	20,405	78,606
Singapore Exchange, Ltd.	53,400	287,771
State Street Corp.	4,500	377,010
UBS Group AG (c)	93,912	1,481,088

		13,370,424

Chemicals—0.7%
Air Products & Chemicals, Inc.	3,800	634,790
BASF SE	26,057	2,315,703
Celanese Corp.	9,700	1,105,800
Covestro AG	14,201	1,151,197
Daicel Corp.	41,700	484,571
Ingevity Corp. (c)	2,400	244,512
International Flavors & Fragrances, Inc. (b)	2,100	292,152
Lintec Corp.	2,700	69,149
Mitsubishi Chemical Holdings Corp.	46,000	440,261
Mitsubishi Gas Chemical Co., Inc.	8,000	170,312
Mosaic Co. (The) (b)	8,500	276,080
Nitto Denko Corp.	13,800	1,034,607
Novozymes A/S - B Shares	7,359	403,112
Petronas Chemicals Group Bhd	91,400	206,606
Praxair, Inc.	4,100	658,993
Shikoku Chemicals Corp.	2,000	27,764
Shin-Etsu Chemical Co., Ltd.	12,400	1,098,401
Sociedad Quimica y Minera de Chile S.A. (ADR)	5,200	237,744
Sumitomo Chemical Co., Ltd.	42,000	245,805
Sumitomo Seika Chemicals Co., Ltd.	1,300	72,993
Toagosei Co., Ltd.	9,100	104,994
Tosoh Corp.	12,400	190,977

Security Description	Shares	Value

Chemicals—(Continued)
Ube Industries, Ltd.	9,100	$247,536
Victrex plc	20,590	895,678
Zeon Corp.	39,700	417,469

		13,027,206

Commercial Services & Supplies—0.1%
Babcock International Group plc	21,193	199,699
Deluxe Corp.	9,700	552,318
Pitney Bowes, Inc. (b)	16,087	113,896
Societe BIC S.A.	4,837	442,816
Transcontinental, Inc. - Class A	18,900	335,083

		1,643,812

Communications Equipment—0.2%
Cisco Systems, Inc.	76,500	3,721,725
Ituran Location and Control, Ltd.	6,700	230,480

		3,952,205

Construction & Engineering—0.1%
Hazama Ando Corp.	19,100	145,775
Kajima Corp.	37,000	537,617
Maeda Road Construction Co., Ltd.	13,300	270,504
Nichireki Co., Ltd.	2,000	21,644
Taisei Corp.	4,800	218,869

		1,194,409

Construction Materials—0.0%
Taiheiyo Cement Corp.	2,400	75,301

Consumer Finance—0.1%
Capital One Financial Corp.	9,800	930,314
Discover Financial Services	9,400	718,630
Gentera S.A.B. de C.V.	181,908	184,008
Synchrony Financial	19,800	615,384

		2,448,336

Containers & Packaging—0.1%
Packaging Corp. of America	15,100	1,656,319
Sonoco Products Co.	3,260	180,930

		1,837,249

Distributors—0.0%
Jardine Cycle & Carriage, Ltd.	5,200	121,638

Diversified Consumer Services—0.0%
H&R Block, Inc.	19,300	496,975

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (c)	3,500	749,385
Zenkoku Hosho Co., Ltd.	3,000	120,002

		869,387

Diversified Telecommunication Services—0.6%
AT&T, Inc.	47,511	1,595,419

BHFTI-329

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
BCE, Inc.	15,300	$619,865
Nippon Telegraph & Telephone Corp.	33,200	1,499,736
Singapore Telecommunications, Ltd.	875,500	2,063,372
Telekomunikasi Indonesia Persero Tbk PT	1,760,200	429,786
Telenor ASA	42,339	827,623
Telstra Corp., Ltd.	351,702	811,017
Verizon Communications, Inc.	50,500	2,696,195
Verizon Communications, Inc. (London Listed Shares) (b)	10,693	570,899

		11,113,912

Electric Utilities—0.1%
CLP Holdings, Ltd.	46,000	538,350
Enel Americas S.A. (ADR)	37,502	289,891
Enel S.p.A.	100,922	515,710
Red Electrica Corp. S.A.	39,888	833,634

		2,177,585

Electrical Equipment—0.2%
AMETEK, Inc.	4,300	340,216
Eaton Corp. plc	11,800	1,023,414
Emerson Electric Co.	7,100	543,718
Generac Holdings, Inc. (c)	4,800	270,768
Rockwell Automation, Inc.	6,100	1,143,872
Schneider Electric SE	19,336	1,555,631

		4,877,619

Electronic Equipment, Instruments & Components—0.2%
AAC Technologies Holdings, Inc.	17,000	174,535
Amphenol Corp. - Class A	4,800	451,296
Elite Material Co., Ltd.	52,000	146,425
Halma plc	24,096	453,472
Horiba, Ltd.	5,300	280,892
Keyence Corp.	200	116,029
Spectris plc	24,084	744,189
TE Connectivity, Ltd.	20,800	1,828,944

		4,195,782

Energy Equipment & Services—0.1%
CARBO Ceramics, Inc. (b) (c)	9,500	68,875
Diamond Offshore Drilling, Inc. (b) (c)	15,800	316,000
Dril-Quip, Inc. (b) (c)	2,600	135,850
Noble Corp. plc (c)	41,000	288,230
Precision Drilling Corp. (c)	61,000	210,630
Rowan Cos. plc - Class A (b) (c)	7,500	141,225
Schlumberger, Ltd.	22,200	1,352,424
ShawCor, Ltd.	2,800	53,522
Subsea 7 S.A.	6,451	95,465
TGS Nopec Geophysical Co. ASA	5,788	235,251

		2,897,472

Entertainment—0.2%
Viacom, Inc. - Class B	9,900	334,224
Walt Disney Co. (The) (b)	29,600	3,461,424

		3,795,648

Security Description	Shares	Value

Equity Real Estate Investment Trusts—0.0%
Park Hotels & Resorts, Inc.	18,500	$607,170

Food & Staples Retailing—0.1%
Walgreens Boots Alliance, Inc.	14,700	1,071,630

Food Products—0.4%
Hershey Co. (The)	16,000	1,632,000
Ingredion, Inc.	1,568	164,577
Kellogg Co.	20,700	1,449,414
Mitsui Sugar Co., Ltd.	6,000	172,162
Nestle S.A.	48,122	4,008,855
Salmar ASA	8,553	426,933
Tiger Brands, Ltd.	18,644	348,347

		8,202,288

Health Care Equipment & Supplies—0.3%
Cochlear, Ltd.	1,460	212,943
DiaSorin S.p.A.	1,583	166,502
Hoya Corp.	10,200	605,532
IDEXX Laboratories, Inc. (c)	1,600	399,456
Medtronic plc	4,400	432,828
ResMed, Inc.	8,100	934,254
Smith & Nephew plc	23,983	437,070
Sonova Holding AG	3,421	680,654
Stryker Corp.	6,500	1,154,920
Varian Medical Systems, Inc. (b) (c)	11,000	1,231,230
William Demant Holding A/S (c)	7,140	268,127

		6,523,516

Health Care Providers & Services—0.4%
Chemed Corp.	300	95,874
Cigna Corp.	7,500	1,561,875
CVS Health Corp. (b)	21,000	1,653,120
Express Scripts Holding Co. (c)	11,300	1,073,613
McKesson Corp.	3,400	451,010
Medical Facilities Corp.	10,700	118,875
MEDNAX, Inc. (b) (c)	11,500	536,590
UnitedHealth Group, Inc.	8,500	2,261,340

		7,752,297

Health Care Technology—0.0%
Cerner Corp. (c)	7,900	508,839
EMIS Group plc	10,018	131,865

		640,704

Hotels, Restaurants & Leisure—0.1%
Greggs plc	9,036	124,189
KOMEDA Holdings Co., Ltd.	6,200	125,388
Las Vegas Sands Corp.	18,300	1,085,739
Playtech plc	25,015	158,365
Sands China, Ltd.	68,800	316,307

		1,809,988

Household Durables—0.2%
Barratt Developments plc	31,074	229,498
Berkeley Group Holdings plc	7,884	377,814

BHFTI-330

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Garmin, Ltd.	17,100	$1,197,855
Haseko Corp.	18,500	239,191
Leggett & Platt, Inc. (b)	3,800	166,402
Nikon Corp.	25,800	484,776
Persimmon plc	11,098	341,786
Taylor Wimpey plc	128,835	287,936
Tupperware Brands Corp.	5,651	189,026

		3,514,284

Household Products—0.4%
Clorox Co. (The)	5,400	812,214
Colgate-Palmolive Co.	20,900	1,399,255
Energizer Holdings, Inc.	6,311	370,140
Kimberly-Clark Corp.	16,800	1,909,152
Procter & Gamble Co. (The)	33,359	2,776,470
Unicharm Corp.	31,900	1,053,649

		8,320,880

Industrial Conglomerates—0.2%
3M Co. (b)	10,500	2,212,455
Honeywell International, Inc.	10,700	1,780,480
Smiths Group plc	26,491	516,335

		4,509,270

Insurance—0.8%
Aflac, Inc.	47,900	2,254,653
Ageas	5,166	277,655
American National Insurance Co.	812	104,984
Athene Holding, Ltd. - Class A (c)	14,600	754,236
AXA S.A.	13,546	363,684
Axis Capital Holdings, Ltd.	2,400	138,504
CNA Financial Corp.	3,300	150,645
Everest Re Group, Ltd.	2,526	577,115
Legal & General Group plc	625,867	2,136,311
Lincoln National Corp.	14,600	987,836
Manulife Financial Corp.	32,300	577,406
Mapfre S.A.	123,742	386,072
National Western Life Group, Inc. - Class A	497	158,642
NN Group NV	13,798	614,663
Phoenix Holdings, Ltd. (The)	22,377	135,598
Principal Financial Group, Inc.	21,665	1,269,352
Prudential plc	15,498	355,386
RenaissanceRe Holdings, Ltd.	1,200	160,296
Societa Cattolica di Assicurazioni SC	13,705	117,814
Third Point Reinsurance, Ltd. (c)	16,100	209,300
Unum Group	46,800	1,828,476
Zurich Insurance Group AG	3,440	1,086,243

		14,644,871

Interactive Media & Services—0.6%
Alphabet, Inc. - Class A (c)	3,300	3,983,364
Alphabet, Inc. - Class C (c)	3,460	4,129,406
carsales.com, Ltd.	15,213	158,471
Facebook, Inc. - Class A (c)	23,000	3,782,580
Kakaku.com, Inc.	5,100	99,757
Mixi, Inc.	12,000	287,955

		12,441,533

Security Description	Shares	Value

Internet & Direct Marketing Retail—0.5%
Amazon.com, Inc. (c)	3,155	$6,319,465
Booking Holdings, Inc. (c)	400	793,600
eBay, Inc. (c)	54,700	1,806,194
Moneysupermarket.com Group plc	36,991	134,384

		9,053,643

IT Services—0.8%
Accenture plc - Class A	2,800	476,560
Amdocs, Ltd.	14,103	930,516
Automatic Data Processing, Inc.	6,000	903,960
Broadridge Financial Solutions, Inc.	4,400	580,580
CGI Group, Inc. - Class A (c)	16,868	1,087,576
Cielo S.A.	90,200	273,601
Cognizant Technology Solutions Corp. - Class A	13,800	1,064,670
Computershare, Ltd.	44,205	635,030
Fiserv, Inc. (c)	12,200	1,005,036
FleetCor Technologies, Inc. (b) (c)	2,500	569,600
Infosys, Ltd. (ADR) (b)	59,600	606,132
MasterCard, Inc. - Class A	9,000	2,003,490
Nomura Research Institute, Ltd.	7,100	358,338
Obic Co., Ltd.	2,000	189,081
Paychex, Inc. (b)	12,000	883,800
Total System Services, Inc.	3,900	385,086
Visa, Inc. - Class A (b)	22,700	3,407,043
Wirecard AG	3,445	746,063

		16,106,162

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.	1,200	292,896
Waters Corp. (c)	4,100	798,188

		1,091,084

Machinery—0.8%
Allison Transmission Holdings, Inc.	11,980	623,080
Atlas Copco AB - A Shares	40,739	1,172,790
Caterpillar, Inc.	1,800	274,482
China Conch Venture Holdings, Ltd.	21,500	74,987
Cummins, Inc.	10,800	1,577,556
Dover Corp.	4,200	371,826
Epiroc AB - Class A (c)	40,739	455,140
Fortive Corp.	8,200	690,440
Graco, Inc.	10,800	500,472
IDEX Corp.	6,029	908,329
Illinois Tool Works, Inc. (b)	13,500	1,905,120
IMI plc	52,423	748,510
Interpump Group S.p.A.	6,499	212,788
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,000	47,525
Parker-Hannifin Corp.	700	128,751
Sandvik AB	18,219	323,356
SKF AB - B Shares	84,652	1,668,225
SMC Corp.	2,300	736,300
Snap-on, Inc. (b)	7,100	1,303,560
Tocalo Co., Ltd.	17,700	182,333
Toro Co. (The) (b)	10,900	653,673

BHFTI-331

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Zardoya Otis S.A.	68,050	$633,301

		15,192,544

Media—0.4%
AMC Networks, Inc. - Class A (b) (c)	6,900	457,746
Comcast Corp. - Class A	43,100	1,526,171
Discovery, Inc. - Class A (b) (c)	17,300	553,600
Gannett Co., Inc.	14,987	150,020
Mediaset Espana Comunicacion S.A.	53,104	386,529
Metropole Television S.A.	16,471	331,908
Omnicom Group, Inc. (b)	20,700	1,408,014
ProSiebenSat.1 Media SE	17,476	453,899
Publicis Groupe S.A.	25,960	1,548,324
SKY Network Television, Ltd.	27,790	40,519
WPP plc	53,079	775,933

		7,632,663

Metals & Mining—0.3%
Acacia Mining plc (c)	63,155	109,214
Anglo American plc	18,687	418,580
Antofagasta plc	15,857	176,295
APERAM S.A. (b)	1,936	88,745
Argonaut Gold, Inc. (c)	45,200	50,041
Barrick Gold Corp.	20,700	229,012
BHP Billiton plc	44,935	976,501
BHP Billiton, Ltd.	12,997	323,529
Centamin plc	168,112	232,384
Centerra Gold, Inc. (c)	45,900	183,010
Eldorado Gold Corp. (b) (c)	39,900	34,907
Ferrexpo plc	23,500	61,218
Goldcorp, Inc.	19,000	193,582
Highland Gold Mining, Ltd.	5,802	11,081
Perseus Mining, Ltd. (c)	275,211	75,565
Rio Tinto plc	41,833	2,110,564
Rio Tinto, Ltd.	18,726	1,060,683
Tahoe Resources, Inc. (b) (c)	35,000	96,737
Teck Resources, Ltd. - Class B	9,717	234,189
Yamana Gold, Inc.	70,300	175,253

		6,841,090

Multi-Utilities—0.0%
AGL Energy, Ltd.	29,747	420,152

Multiline Retail—0.0%
Lifestyle International Holdings, Ltd.	107,500	210,979
Next plc	3,783	270,689

		481,668

Oil, Gas & Consumable Fuels—1.4%
Antero Resources Corp. (c)	6,800	120,428
Bonavista Energy Corp.	63,100	72,790
Canadian Natural Resources, Ltd.	31,300	1,022,614
Cenovus Energy, Inc.	34,700	348,437
Chevron Corp.	27,281	3,335,921
China Petroleum & Chemical Corp. - Class H	160,000	160,440
Eni S.p.A.	34,410	648,983

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	59,700	$5,075,694
Galp Energia SGPS S.A.	73,878	1,464,957
Gaztransport Et Technigaz S.A. (b)	5,849	442,827
Gulfport Energy Corp. (b) (c)	11,800	122,838
HollyFrontier Corp.	2,000	139,800
Husky Energy, Inc.	13,900	244,069
Imperial Oil, Ltd.	52,300	1,692,517
Inpex Corp.	27,600	343,533
International Seaways, Inc. (c)	9,700	194,194
Japan Petroleum Exploration Co., Ltd.	8,600	196,731
JXTG Holdings, Inc.	14,900	112,378
Koninklijke Vopak NV	3,154	155,326
Lukoil PJSC (ADR)	3,155	241,168
NovaTek OAO (GDR)	1,354	249,136
Parsley Energy, Inc. - Class A (c)	9,900	289,575
Polski Koncern Naftowy ORLEN S.A.	2,715	74,288
Repsol S.A.	48,579	968,081
Royal Dutch Shell plc - A Shares	40,355	1,385,311
Royal Dutch Shell plc - A Shares	5,672	193,966
Royal Dutch Shell plc - B Shares	31,779	1,112,125
Santos, Ltd.	119,644	625,451
SK Innovation Co., Ltd.	1,179	228,511
Suncor Energy, Inc.	8,500	328,905
Surge Energy, Inc. (b)	44,300	90,888
Tatneft PJSC (ADR)	2,296	175,185
Tethys Oil AB	14,217	156,139
Total Gabon	33	5,918
Total S.A.	31,857	2,056,830
Tullow Oil plc (c)	87,312	299,313
Valero Energy Corp.	4,200	477,750
Whiting Petroleum Corp. (b) (c)	5,649	299,623
Woodside Petroleum, Ltd.	69,464	1,928,812

		27,081,452

Paper & Forest Products—0.1%
Louisiana-Pacific Corp.	20,000	529,800
Norbord, Inc.	11,900	394,317
UPM-Kymmene Oyj	21,589	845,868
West Fraser Timber Co., Ltd.	5,500	313,015

		2,083,000

Personal Products—0.2%
Oriflame Holding AG (c)	4,357	111,465
Unilever NV	33,077	1,841,863
Unilever plc	30,256	1,661,691

		3,615,019

Pharmaceuticals—1.8%
Astellas Pharma, Inc.	120,500	2,102,274
Bayer AG	10,959	973,525
Bristol-Myers Squibb Co.	34,600	2,147,968
Chugai Pharmaceutical Co., Ltd.	3,900	250,588
Eli Lilly & Co. (b)	21,300	2,285,703
GlaxoSmithKline plc	132,048	2,645,571
Johnson & Johnson	38,400	5,305,728
Kaken Pharmaceutical Co., Ltd.	2,400	127,561

BHFTI-332

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Merck & Co., Inc.	51,200	$3,632,128
Mylan NV (c)	14,500	530,700
Novartis AG	43,894	3,781,838
Novo Nordisk A/S - Class B	48,117	2,265,060
Pfizer, Inc.	102,400	4,512,768
Recordati S.p.A.	18,856	636,540
Roche Holding AG	14,224	3,441,914
Sanofi	3,800	338,959

		34,978,825

Professional Services—0.2%
Dun & Bradstreet Corp. (The)	6,200	883,562
en-japan, Inc.	7,400	371,215
Intertek Group plc	7,708	501,162
Intertrust NV	4,463	82,636
IPH, Ltd.	19,418	84,485
RELX plc (c)	55,626	1,168,658
RWS Holdings plc	13,654	88,093
Verisk Analytics, Inc. (c)	3,800	458,090

		3,637,901

Real Estate Management & Development—0.1%
CK Asset Holdings, Ltd.	130,000	970,099
Daiwa House Industry Co., Ltd.	13,000	385,441
Hang Lung Properties, Ltd.	64,000	125,122
Kerry Properties, Ltd.	49,500	167,926
Nomura Real Estate Holdings, Inc.	4,700	94,889
UOL Group, Ltd.	42,300	213,067
Wharf Real Estate Investment Co., Ltd.	52,000	335,530

		2,292,074

Road & Rail—0.3%
Canadian National Railway Co.	16,100	1,444,656
Central Japan Railway Co.	7,100	1,478,438
Norfolk Southern Corp.	11,000	1,985,500
Sakai Moving Service Co., Ltd.	2,000	113,655

		5,022,249

Semiconductors & Semiconductor Equipment—0.7%
Applied Materials, Inc.	15,200	587,480
Dialog Semiconductor plc (c)	6,847	149,574
Intel Corp.	84,700	4,005,463
KLA-Tencor Corp.	5,700	579,747
Lam Research Corp.	3,600	546,120
Maxim Integrated Products, Inc.	9,000	507,510
Micron Technology, Inc. (b) (c)	14,100	637,743
MKS Instruments, Inc.	4,700	376,705
NVIDIA Corp.	2,100	590,142
ON Semiconductor Corp. (c)	13,100	241,433
QUALCOMM, Inc.	23,200	1,671,096
SK Hynix, Inc.	3,507	231,101
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,000	529,920
Texas Instruments, Inc.	15,100	1,620,079
Ulvac, Inc.	5,000	187,673

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Xilinx, Inc.	7,600	$609,292

		13,071,078

Software—1.1%
Adobe Systems, Inc. (c)	5,600	1,511,720
ANSYS, Inc. (c)	2,900	541,372
Check Point Software Technologies, Ltd. (c)	3,100	364,777
Dassault Systemes SE	3,981	594,144
Fair Isaac Corp. (c)	1,900	434,245
Intuit, Inc.	4,400	1,000,560
Iress, Ltd.	9,101	83,629
Microsoft Corp.	74,600	8,532,002
Oracle Corp.	64,500	3,325,620
Oracle Corp. Japan	3,200	257,977
Sage Group plc (The)	114,543	874,607
SAP SE	18,143	2,232,883
Trend Micro, Inc.	3,100	199,489
VMware, Inc. - Class A (c)	4,300	671,058

		20,624,083

Specialty Retail—0.4%
ABC-Mart, Inc.	12,700	706,409
AutoZone, Inc. (c)	300	232,710
Bed Bath & Beyond, Inc. (b)	12,800	192,000
Buckle, Inc. (The) (b)	15,305	352,780
Foot Locker, Inc. (b)	3,500	178,430
Home Depot, Inc. (The)	6,800	1,408,620
Industria de Diseno Textil S.A.	18,613	562,817
Lowe’s Cos., Inc.	10,500	1,205,610
Ross Stores, Inc.	6,500	644,150
Sally Beauty Holdings, Inc. (b) (c)	19,676	361,842
Tiffany & Co.	2,900	374,013
TJX Cos., Inc. (The)	3,700	414,474
Truworths International, Ltd.	25,029	147,550
USS Co., Ltd.	21,700	402,858

		7,184,263

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	49,400	11,151,556
Brother Industries, Ltd.	8,300	163,915
Catcher Technology Co., Ltd.	32,000	351,971
Hewlett Packard Enterprise Co.	18,100	295,211
NetApp, Inc.	8,800	755,832
Samsung Electronics Co., Ltd.	11,859	496,682
Seagate Technology plc	9,600	454,560
Western Digital Corp.	12,100	708,334

		14,378,061

Textiles, Apparel & Luxury Goods—0.2%
Burberry Group plc	18,523	486,435
LVMH Moet Hennessy Louis Vuitton SE	3,971	1,402,021
Moncler S.p.A.	12,821	551,677
NIKE, Inc. - Class B	6,000	508,320
Pandora A/S	6,666	416,704

		3,365,157

BHFTI-333

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd. (c)	4,600	$203,550
Genworth MI Canada, Inc. (b)	15,707	517,912

		721,462

Tobacco—0.4%
Altria Group, Inc.	36,100	2,177,191
British American Tobacco plc	42,169	1,968,712
Imperial Brands plc	24,417	849,189
Philip Morris International, Inc.	24,300	1,981,422

		6,976,514

Trading Companies & Distributors—0.1%
ITOCHU Corp.	42,200	772,681
Kanamoto Co., Ltd.	2,400	85,195
MSC Industrial Direct Co., Inc. - Class A	2,400	211,464
Toyota Tsusho Corp.	4,600	173,672
Wakita & Co., Ltd.	17,200	212,834

		1,455,846

Transportation Infrastructure—0.2%
Aena SME S.A.	7,034	1,216,674
ASTM S.p.A.	16,788	362,531
Flughafen Zurich AG	4,569	923,620
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	3,200	349,376
Westshore Terminals Investment Corp.	12,900	268,057

		3,120,258

Water Utilities—0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR) (b)	29,200	172,280
Guangdong Investment, Ltd.	122,000	216,680

		388,960

Wireless Telecommunication Services—0.3%
China Mobile, Ltd.	27,500	269,893
KDDI Corp.	58,900	1,627,429
Mobile TeleSystems PJSC (ADR)	28,700	244,811
NTT DoCoMo, Inc.	85,500	2,299,154
SK Telecom Co., Ltd.	2,296	582,421
Vodacom Group, Ltd.	38,637	343,808

		5,367,516

Total Common Stocks (Cost $401,924,702)		405,310,932

Mutual Funds—17.6%

Investment Company Securities—17.6%
iShares Core S&P 500 ETF (b)	928,461	271,788,388
iShares MSCI EAFE ETF (b)	338,925	23,043,511
iShares MSCI Japan Fund (b)	158,543	9,549,045
SPDR Barclays Convertible Securities ETF	723,006	38,998,944

Total Mutual Funds (Cost $319,138,775)		343,379,888

U.S. Treasury & Government Agencies—3.6%
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—3.6%
U.S. Treasury Inflation Indexed Notes 0.625%, 01/15/26 (b) (d) (Cost $71,987,741)	72,246,497	$70,708,438

Mortgage-Backed Securities—0.9%

Collateralized Mortgage Obligations—0.9%
Flagstar Mortgage Trust 3.500%, 10/25/47 (144A) (a)	3,004,068	2,954,696
JPMorgan Mortgage Trust 3.000%, 05/25/47 (144A) (a)	3,818,317	3,730,858
3.500%, 08/25/47 (144A) (a)	4,913,935	4,838,044
3.500%, 11/25/48 (144A) (a)	5,445,684	5,374,650

Total Mortgage-Backed Securities (Cost $17,372,498)		16,898,248

Asset-Backed Securities—0.3%

Asset-Backed - Other—0.3%
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	2,469,964	2,418,603
2.750%, 10/25/57 (144A) (a)	4,604,229	4,489,770

Total Asset-Backed Securities (Cost $7,101,481)		6,908,373

Preferred Stock—0.0%

Auto Components—0.0%
Schaeffler AG (Cost $608,112)	38,134	486,175

Short-Term Investment—18.4%

Repurchase Agreement—18.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $358,056,908; collateralized by U.S. Treasury Notes with rates ranging from 2.125% - 2.250%, maturity dates ranging from 11/15/24 - 11/30/24, and an aggregate market value of $365,189,346.	358,027,072	358,027,072

Total Short-Term Investments (Cost $358,027,072)		358,027,072

Securities Lending Reinvestments (e)—6.1%

Bank Note—0.2%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (a)	5,000,000	5,000,000

BHFTI-334

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—2.4%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (a)	2,000,000	$1,999,966
Banco Santander S.A. 2.340%, 11/07/18	2,000,000	2,000,164
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (a)	4,000,000	3,999,992
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (a)	1,000,000	1,000,954
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (a)	2,000,000	2,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (a)	500,000	500,179
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (a)	1,750,000	1,750,131
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (a)	2,000,000	1,999,842
2.504%, 1M LIBOR + 0.370%, 02/14/19 (a)	2,000,000	2,001,338
2.533%, 3M LIBOR + 0.190%, 02/01/19 (a)	1,000,000	1,000,081
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (a)	3,000,000	2,999,835
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (a)	4,000,000	3,999,532
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (a)	3,000,000	2,999,649
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (a)	1,500,000	1,500,078
2.502%, 1M LIBOR + 0.320%, 11/21/18 (a)	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (a)	2,000,000	2,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (a)	1,000,000	1,000,119
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (a)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (a)	2,000,000	2,000,228
2.475%, 3M LIBOR + 0.140%, 10/26/18 (a)	3,000,000	3,000,498
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (a)	1,000,000	1,000,531

		46,753,130

Commercial Paper—1.0%
Bank of China, Ltd. 2.550%, 12/20/18	3,974,500	3,976,988
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (a)	1,000,000	1,000,103
2.453%, 1M LIBOR + 0.320%, 02/08/19 (a)	3,000,000	3,001,533
LMA S.A. & LMA Americas 2.470%, 11/13/18	1,975,986	1,994,218
Sheffield Receivables Co. 2.490%, 11/26/18	2,960,783	2,988,477
2.510%, SOFR + 0.350%, 11/28/18 (a)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (a)	3,500,000	$3,503,230
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (a)	2,000,000	2,001,108

		19,963,628

Repurchase Agreements—1.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $6,063,033; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $6,325,716.	6,000,000	6,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $503,569; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $2,159,197; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $2,091,000.	2,050,000	2,050,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $200,037; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $204,000.	200,000	200,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $203,769; collateralized by various Common Stock with an aggregate market value of $222,665.	200,000	200,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $200,793; collateralized by various Common Stock with an aggregate market value of $222,249.	200,000	200,000

BHFTI-335

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,847,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,882,160.	1,846,663	$1,846,663
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $1,166,156; collateralized by various Common Stock with an aggregate market value of $1,210,000.	1,100,000	1,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $101,294; collateralized by various Common Stock with an aggregate market value of $111,266.	100,000	100,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $407,930; collateralized by various Common Stock with an aggregate market value of $445,062.	400,000	400,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,507,703; collateralized by various Common Stock with an aggregate market value of $1,669,116.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $101,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $111,065.	100,000	100,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $202,657; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $222,130.	200,000	200,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $101,277; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $111,065.	100,000	100,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,514,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	2,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $6,057,720; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,663,890.	6,000,000	$6,000,000

		24,596,663

Time Deposits—1.2%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	4,000,000	4,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	4,000,000	4,000,000
DZ Bank AG 2.150%, 10/01/18	4,000,000	4,000,000
Erste Group Bank AG 2.170%, 10/01/18	3,000,000	3,000,000
Nordea Bank New York 2.140%, 10/01/18	4,000,000	4,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	4,000,000	4,000,000

		23,000,000

Total Securities Lending Reinvestments (Cost $119,304,408)		119,313,421

Total Investments—102.4% (Cost $1,992,713,323)		1,997,608,318
Other assets and liabilities (net)—(2.4)%		(47,489,880)

Net Assets—100.0%		$1,950,118,438

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $116,066,473 and the collateral received consisted of cash in the amount of $119,251,931. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Non-income producing security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $137,881,284, which is 7.1% of net assets.

BHFTI-336

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	26,114,527	UBSA	10/31/18	USD	19,003,881	$(123,572)
BRL	37,309,000	UBSA	10/02/18	USD	9,064,493	173,724
BRL	37,309,000	UBSA	10/02/18	USD	9,318,165	(79,948)
BRL	37,309,000	UBSA	11/05/18	USD	9,147,502	69,035
CAD	33,790,569	UBSA	10/31/18	USD	26,178,005	44
CHF	2,910,000	JPMC	10/31/18	USD	3,049,052	(76,249)
CNY	268,438,000	MSIP	10/25/18	USD	39,085,323	(73,916)
EUR	85,577,000	MSIP	10/31/18	USD	100,805,222	(1,221,036)
GBP	30,376,161	MSIP	10/31/18	USD	39,814,083	(170,934)
INR	690,900,000	MSIP	10/31/18	USD	9,519,151	(21,566)
JPY	5,297,802,344	JPMC	10/31/18	USD	47,197,046	(471,998)
MXN	186,590,000	JPMC	10/31/18	USD	9,835,161	90,450
ZAR	8,734,700	UBSA	10/10/18	USD	607,827	9,173

Contracts to Deliver
BRL	37,309,000	UBSA	10/02/18	USD	9,173,592	(64,624)
BRL	37,309,000	UBSA	10/02/18	USD	9,318,165	79,948
KRW	44,838,000,000	JPMC	10/31/18	USD	40,019,636	(426,273)
ZAR	9,995,900	JPMC	10/10/18	USD	658,332	(47,757)
ZAR	9,643,100	JPMC	10/10/18	USD	627,567	(53,601)

Cross Currency Contracts to Buy
GBP	29,566,000	MSIP	10/31/18	EUR	32,836,072	375,170

Net Unrealized Depreciation						$(2,033,930)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/18	1,743	CAD	231,156,660	$(1,827,696)
DAX Index Futures	12/21/18	110	EUR	33,664,125	409,677
Euro STOXX 50 Index Futures	12/21/18	2,007	EUR	67,977,090	1,318,162
FTSE 100 Index Futures	12/21/18	132	GBP	9,882,180	361,267
MSCI Emerging Markets Index Mini Futures	12/21/18	559	USD	29,339,115	1,145,359
S&P 500 Index E-Mini Futures	12/21/18	2,205	USD	321,819,750	2,065,032
S&P Health Care Select Sector E-Mini Futures	12/21/18	311	USD	29,768,920	505,630
S&P TSX 60 Index Futures	12/20/18	82	CAD	15,584,920	60,870
TOPIX Index Futures	12/13/18	383	JPY	6,961,025,000	4,768,205
U.S. Treasury Long Bond Futures	12/19/18	84	USD	11,802,000	8,906
U.S. Treasury Note 10 Year Futures	12/19/18	711	USD	84,453,469	(787,468)
U.S. Treasury Note 2 Year Futures	12/31/18	170	USD	35,824,844	(68,422)
U.S. Treasury Note 5 Year Futures	12/31/18	256	USD	28,794,000	(160,646)
U.S. Treasury Ultra Long Bond Futures	12/19/18	3	USD	462,844	(19,421)

Futures Contracts—Short
Euro-Bund Futures	12/06/18	(957)	EUR	(151,962,030)	2,151,105
OMX Stockholm 30 Index Futures	10/19/18	(2,119)	SEK	(351,754,000)	(911,079)
Russell 2000 Index Mini Futures	12/21/18	(924)	USD	(78,576,960)	1,014,745
U.S. Treasury Ultra Long Bond Futures	12/19/18	(184)	USD	(28,387,750)	865,022
United Kingdom Long Gilt Bond Futures	12/27/18	(1,118)	GBP	(135,210,920)	1,740,999

Net Unrealized Appreciation					$12,640,247

BHFTI-337

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	1M EURIBOR	Maturity	12/17/18	JPMC	Euro STOXX Banks Net Return Index	EUR	16,979,403	$(689,315)	$—	$(689,315)
Pay	1M EURIBOR	Maturity	12/17/18	JPMC	Euro STOXX Banks Net Return Index	EUR	25,431,092	(1,379,329)	—	(1,379,329)

Totals								$(2,068,644)	$—	$(2,068,644)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.870%	Quarterly	07/23/28	USD	618,000,000	$(11,962,874)	$(2,310,621)	$(9,652,253)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(EURIBOR)—	Euro Interbank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt

BHFTI-338

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$676,575,771	$—	$676,575,771
Common Stocks
Aerospace & Defense	3,312,408	—	—	3,312,408
Air Freight & Logistics	—	200,848	—	200,848
Auto Components	3,119,871	4,009,286	—	7,129,157
Automobiles	535,680	1,350,304	—	1,885,984
Banks	15,379,392	10,913,085	—	26,292,477
Beverages	3,307,831	538,086	—	3,845,917
Biotechnology	10,250,846	—	—	10,250,846
Building Products	1,114,011	963,169	—	2,077,180
Capital Markets	8,321,262	5,049,162	—	13,370,424
Chemicals	3,450,071	9,577,135	—	13,027,206
Commercial Services & Supplies	1,001,297	642,515	—	1,643,812
Communications Equipment	3,952,205	—	—	3,952,205
Construction & Engineering	—	1,194,409	—	1,194,409
Construction Materials	—	75,301	—	75,301
Consumer Finance	2,448,336	—	—	2,448,336
Containers & Packaging	1,837,249	—	—	1,837,249
Distributors	—	121,638	—	121,638
Diversified Consumer Services	496,975	—	—	496,975
Diversified Financial Services	749,385	120,002	—	869,387
Diversified Telecommunication Services	4,911,479	6,202,433	—	11,113,912
Electric Utilities	289,891	1,887,694	—	2,177,585
Electrical Equipment	3,321,988	1,555,631	—	4,877,619
Electronic Equipment, Instruments & Components	2,280,240	1,915,542	—	4,195,782
Energy Equipment & Services	2,566,756	330,716	—	2,897,472
Entertainment	3,795,648	—	—	3,795,648
Equity Real Estate Investment Trusts	607,170	—	—	607,170
Food & Staples Retailing	1,071,630	—	—	1,071,630
Food Products	3,245,991	4,956,297	—	8,202,288
Health Care Equipment & Supplies	4,152,688	2,370,828	—	6,523,516
Health Care Providers & Services	7,752,297	—	—	7,752,297
Health Care Technology	508,839	131,865	—	640,704
Hotels, Restaurants & Leisure	1,085,739	724,249	—	1,809,988
Household Durables	1,553,283	1,961,001	—	3,514,284
Household Products	7,267,231	1,053,649	—	8,320,880
Industrial Conglomerates	3,992,935	516,335	—	4,509,270
Insurance	9,171,445	5,473,426	—	14,644,871
Interactive Media & Services	11,895,350	546,183	—	12,441,533
Internet & Direct Marketing Retail	8,919,259	134,384	—	9,053,643
IT Services	14,177,650	1,928,512	—	16,106,162
Life Sciences Tools & Services	1,091,084	—	—	1,091,084

BHFTI-339

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$8,937,289	$6,255,255	$—	$15,192,544
Media	4,095,551	3,537,112	—	7,632,663
Metals & Mining	1,196,731	5,644,359	—	6,841,090
Multi-Utilities	—	420,152	—	420,152
Multiline Retail	—	481,668	—	481,668
Oil, Gas & Consumable Fuels	14,521,532	12,559,920	—	27,081,452
Paper & Forest Products	1,237,132	845,868	—	2,083,000
Personal Products	—	3,615,019	—	3,615,019
Pharmaceuticals	18,414,995	16,563,830	—	34,978,825
Professional Services	2,510,310	1,127,591	—	3,637,901
Real Estate Management & Development	—	2,292,074	—	2,292,074
Road & Rail	3,430,156	1,592,093	—	5,022,249
Semiconductors & Semiconductor Equipment	12,502,730	568,348	—	13,071,078
Software	16,381,354	4,242,729	—	20,624,083
Specialty Retail	5,364,629	1,819,634	—	7,184,263
Technology Hardware, Storage & Peripherals	13,365,493	1,012,568	—	14,378,061
Textiles, Apparel & Luxury Goods	508,320	2,856,837	—	3,365,157
Thrifts & Mortgage Finance	721,462	—	—	721,462
Tobacco	4,158,613	2,817,901	—	6,976,514
Trading Companies & Distributors	211,464	1,244,382	—	1,455,846
Transportation Infrastructure	617,433	2,502,825	—	3,120,258
Water Utilities	172,280	216,680	—	388,960
Wireless Telecommunication Services	244,811	5,122,705	—	5,367,516
Total Common Stocks	261,527,697	143,783,235	—	405,310,932
Total Mutual Funds*	343,379,888	—	—	343,379,888
Total U.S. Treasury & Government Agencies*	—	70,708,438	—	70,708,438
Total Mortgage-Backed Securities*	—	16,898,248	—	16,898,248
Total Asset-Backed Securities*	—	6,908,373	—	6,908,373
Total Preferred Stock*	—	486,175	—	486,175
Total Short-Term Investment*	—	358,027,072	—	358,027,072
Total Securities Lending Reinvestments*	—	119,313,421	—	119,313,421
Total Investments	$604,907,585	$1,392,700,733	$—	$1,997,608,318

Collateral for Securities Loaned (Liability)	$—	$(119,251,931)	$—	$(119,251,931)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$797,544	$—	$797,544
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,831,474)	—	(2,831,474)
Total Forward Contracts	$—	$(2,033,930)	$—	$(2,033,930)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$16,414,979	$—	$—	$16,414,979
Futures Contracts (Unrealized Depreciation)	(3,774,732)	—	—	(3,774,732)
Total Futures Contracts	$12,640,247	$—	$—	$12,640,247
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(9,652,253)	$—	$(9,652,253)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(2,068,644)	$—	$(2,068,644)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Transfers from Level 1 to Level 2 in the amount of $346,096 were due to a lack of trading activity in the security which led to it being valued using significant observable inputs other than a quoted price in an active market.

BHFTI-340

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—95.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.5%
Consumer Discretionary Select Sector SPDR Fund (a) (b)	420,708	$49,315,392
Industrial Select Sector SPDR Fund (a) (b)	625,513	49,040,219
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,714,618	50,953,380
iShares 20+ Year Treasury Bond ETF (a)	408,015	47,847,919
iShares Core MSCI Emerging Markets ETF (a)	1,957,854	101,377,680
iShares Core S&P Mid-Cap ETF (a)	240,095	48,328,722
iShares Core S&P Small-Cap ETF (a)	821,740	71,688,598
iShares MSCI Canada ETF	867,966	24,980,061
iShares MSCI EAFE ETF	3,332,705	226,590,613
iShares TIPS Bond ETF	1,095,936	121,232,440
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	7,485,356	269,847,084
SPDR Dow Jones International Real Estate ETF (a) (b)	626,663	23,969,860
SPDR S&P 500 ETF Trust (b)	2,538,363	737,952,891
SPDR S&P International Small Cap ETF (a) (b)	1,445,517	49,667,964
Technology Select Sector SPDR Fund (a) (b)	672,639	50,669,896
Vanguard FTSE Pacific ETF	359,516	25,561,588
Vanguard REIT ETF (a)	585,963	47,275,495
Vanguard Total Bond Market ETF	4,323,417	340,252,918

Total Mutual Funds (Cost $2,095,553,975)		2,336,552,720

Short-Term Investment—4.4%

Mutual Fund—4.4%
AIM STIT-STIC Prime Portfolio	108,249,251	108,249,251

Total Short-Term Investments (Cost $108,249,251)		108,249,251

Securities Lending Reinvestments (c)—23.0%

Certificates of Deposit—7.6%
Banco Del Estado De Chile New York 2.398%, 1M LIBOR + 0.240%, 01/17/19 (d)	5,000,000	5,001,260
Banco Santander S.A. 2.340%, 11/07/18	7,499,810	7,500,615
Bank of Montreal Zero Coupon, 10/31/18	14,968,031	14,970,937
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	2,500,000	2,499,493
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	2,000,000	2,001,174
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	4,000,000	4,001,188
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	2,250,000	2,250,169
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	10,000,000	10,000,400
Credit Industriel et Commercial (NY) Zero Coupon, 01/25/19	4,936,141	4,960,150
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	7,500,000	7,500,097
2.530%, 12/24/18	5,000,000	4,999,890

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
KBC Bank NV 2.400%, 12/27/18	10,000,000	$10,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	15,000,000	15,000,030
Mizuho Bank, Ltd. 2.571%, 1M LIBOR + 0.440%, 10/11/18 (d)	10,000,000	10,000,250
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	2,000,000	2,001,338
Nordea Bank New York 2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	10,000,000	10,000,000
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	11,000,000	10,999,395
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	12,000,000	11,998,596
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	8,000,000	7,999,624
Sumitomo Mitsui Trust Bank, Ltd. 2.443%, 3M LIBOR + 0.110%, 10/11/18 (d)	6,000,000	6,000,042
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	4,000,000	4,000,456
2.475%, 3M LIBOR + 0.140%, 10/26/18 (d)	25,000,000	25,004,147
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,000,000	3,001,593

		186,690,844

Commercial Paper—2.3%
Bank of China, Ltd. 2.550%, 10/19/18	19,876,750	19,974,320
2.550%, 12/20/18	9,936,250	9,942,470
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	10,000,000	10,005,110
Sheffield Receivables Co. 2.490%, 11/26/18	4,934,638	4,980,795
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	3,500,000	3,503,231
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	7,000,000	7,003,878

		55,409,804

Master Demand Notes—0.4%
Natixis Financial Products LLC 2.400%, OBFR + 0.230%, 10/01/18 (d)	5,000,000	5,000,000
2.520%, OBFR + 0.350%, 11/02/18 (d)	5,000,000	5,000,000

		10,000,000

BHFTI-341

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—12.3%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $5,052,528; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $5,271,430.	5,000,000	$5,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $5,035,694; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 10/16/17 at 2.750%, due on 01/02/19 with a maturity value of $5,169,201; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 10/25/18 - 01/31/19, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $25,067,556; collateralized by various Common Stock with an aggregate market value of $27,833,063.	25,000,000	25,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $3,056,533; collateralized by various Common Stock with an aggregate market value of $3,339,968.	3,000,000	3,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $4,343,963; collateralized by various Common Stock with an aggregate market value of $4,808,142.	4,326,803	4,326,803
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $14,496,815; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $14,772,768.	14,494,158	14,494,158
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $18,022,418; collateralized by various Common Stock with an aggregate market value of $18,700,002.	17,000,000	17,000,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $7,792,967; collateralized by various Common Stock with an aggregate market value of $8,250,001.	7,500,000	7,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $85,040,824; collateralized by various Common Stock with an aggregate market value of $93,518,213.	85,000,000	85,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $5,064,675; collateralized by various Common Stock with an aggregate market value of $5,563,276.	5,000,000	5,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $16,011,253; collateralized by various Common Stock with an aggregate market value of $17,468,686.	15,700,000	$15,700,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $9,046,808; collateralized by various Common Stock with an aggregate market value of $10,014,697.	9,000,000	9,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $17,589,863; collateralized by various Common Stock with an aggregate market value of $19,473,022.	17,500,000	17,500,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $10,127,692; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,024,897; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $10,119,992; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $5,066,413; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $7,582,875; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,329,863.	7,500,000	7,500,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $25,240,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $27,766,210.	25,000,000	25,000,000

BHFTI-342

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $21,722,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $23,990,005.	21,600,000	$21,600,000

		299,620,961

Time Deposit—0.4%
Skandinaviska Enskilda Banken 2.130%, 10/01/18	10,000,000	10,000,000

Total Securities Lending Reinvestments (Cost $561,699,808)		561,721,609

Total Investments—122.9% (Cost $2,765,503,034)		3,006,523,580
Other assets and liabilities (net)—(22.9)%		(560,294,194)

Net Assets—100.0%		$2,446,229,386

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $549,227,847 and the collateral received consisted of cash in the amount of $561,522,579. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,336,552,720	$—	$—	$2,336,552,720
Total Short-Term Investment*	108,249,251	—	—	108,249,251
Total Securities Lending Reinvestments	—	561,721,609	—	561,721,609
Total Investments	$2,444,801,971	$561,721,609	$—	$3,006,523,580

Collateral for Securities Loaned (Liability)	$—	$(561,522,579)	$—	$(561,522,579)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-343

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—95.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.5%
Energy Select Sector SPDR Fund (a)	245,284	$18,577,810
Industrial Select Sector SPDR Fund (a) (b)	234,087	18,352,421
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,038,200	19,487,014
iShares 20+ Year Treasury Bond ETF (b)	155,934	18,286,380
iShares Core MSCI Emerging Markets ETF (b)	1,099,773	56,946,246
iShares Core S&P Mid-Cap ETF (b)	224,592	45,208,124
iShares Core S&P Small-Cap ETF (b)	512,340	44,696,542
iShares MSCI Canada ETF (b)	639,244	18,397,442
iShares MSCI EAFE ETF	2,079,860	141,409,682
iShares TIPS Bond ETF	249,750	27,627,345
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	1,528,407	55,099,072
SPDR Dow Jones International Real Estate ETF (a) (b)	234,689	8,976,854
SPDR S&P 500 ETF Trust (a)	1,108,857	322,366,907
SPDR S&P International Small Cap ETF (a)	810,983	27,865,376
Technology Select Sector SPDR Fund (a) (b)	251,707	18,961,088
Vanguard FTSE Pacific ETF	131,713	9,364,794
Vanguard REIT ETF (b)	219,312	17,694,092
Vanguard Total Bond Market ETF (b)	117,467	9,244,653

Total Mutual Funds (Cost $739,171,312)		878,561,842

Short-Term Investment—4.4%

Mutual Fund—4.4%
AIM STIT-STIC Prime Portfolio	40,300,076	40,300,076

Total Short-Term Investments (Cost $40,300,076)		40,300,076

Securities Lending Reinvestments (c)—26.5%

Bank Note—0.1%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	1,000,000	1,000,000

Certificates of Deposit—7.2%
Banco Del Estado De Chile New York 2.398%, 1M LIBOR + 0.240%, 01/17/19 (d)	4,000,000	4,001,008
Banco Santander S.A. 2.340%, 11/07/18	1,999,949	2,000,164
Bank of Montreal Zero Coupon, 10/31/18	2,993,606	2,994,188
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	3,000,000	2,999,391
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	5,000,000	5,000,200
Credit Industriel et Commercial Zero Coupon, 01/25/19	4,936,141	4,960,150
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	5,000,000	5,000,065
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	10,000,000	10,000,020

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	2,000,000	$1,999,842
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	7,500,000	7,502,475
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	5,000,000	4,999,415
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (d)	8,000,000	8,001,327
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	2,000,000	2,001,062

		66,459,307

Commercial Paper—1.8%
Bank of China, Ltd. 2.510%, 11/02/18	3,974,621	3,991,200
2.550%, 12/20/18	4,968,125	4,971,235
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	7,000,000	7,003,577

		15,966,012

Repurchase Agreements—14.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $5,052,528; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $5,271,430.	5,000,000	5,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,685,227; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,632,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $10,188,444; collateralized by various Common Stock with an aggregate market value of $11,133,225.	10,000,000	10,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $4,317,054; collateralized by various Common Stock with an aggregate market value of $4,778,357.	4,300,000	4,300,000

BHFTI-344

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $9,370,651; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $9,549,026.	9,368,934	$9,368,934
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $3,710,498; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $10,390,622; collateralized by various Common Stock with an aggregate market value of $11,000,001.	10,000,000	10,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $15,007,204; collateralized by various Common Stock with an aggregate market value of $16,503,214.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $10,129,350; collateralized by various Common Stock with an aggregate market value of $11,126,551.	10,000,000	10,000,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $7,750,670; collateralized by various Common Stock with an aggregate market value of $8,456,179.	7,600,000	7,600,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $4,523,108; collateralized by various Common Stock with an aggregate market value of $5,007,349.	4,500,000	4,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $9,828,840; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $10,773,289.	9,700,000	9,700,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $11,849,399; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $12,994,586.	11,700,000	11,700,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $10,124,483; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $12,245,190; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $13,438,846.	12,100,000	$12,100,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,048,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $4,927,710; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,442,177.	4,900,000	4,900,000

		135,268,934

Time Deposits—2.7%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	10,000,000	10,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	7,000,000	7,000,000
Erste Group Bank AG 2.170%, 10/01/18	3,000,000	3,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	5,000,000	5,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $243,685,365)		243,694,253

Total Investments—126.4% (Cost $1,023,156,753)		1,162,556,171
Other assets and liabilities (net)—(26.4)%		(242,838,331)

Net Assets—100.0%		$919,717,840

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $238,457,941 and the collateral received consisted of cash in the amount of $243,641,376. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.

BHFTI-345

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$878,561,842	$—	$—	$878,561,842
Total Short-Term Investment*	40,300,076	—	—	40,300,076
Total Securities Lending Reinvestments*	—	243,694,253	—	243,694,253
Total Investments	$918,861,918	$243,694,253	$—	$1,162,556,171

Collateral for Securities Loaned (Liability)	$—	$(243,641,376)	$—	$(243,641,376)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-346

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Boeing Co. (The)	151,905	$56,493,469
Raytheon Co.	113,504	23,456,737
United Technologies Corp.	166,150	23,229,432

		103,179,638

Air Freight & Logistics—1.0%
United Parcel Service, Inc. - Class B	268,779	31,379,948

Airlines—1.6%
Southwest Airlines Co. (a)	840,958	52,517,827

Auto Components—0.9%
Magna International, Inc.	578,937	30,411,561

Banks—12.9%
Citigroup, Inc.	802,156	57,546,671
Fifth Third Bancorp	1,701,256	47,499,068
JPMorgan Chase & Co.	1,232,135	139,034,113
Signature Bank (a)	127,400	14,630,616
U.S. Bancorp	1,170,990	61,839,982
Wells Fargo & Co.	1,967,746	103,424,730

		423,975,180

Beverages—1.0%
PepsiCo, Inc.	293,922	32,860,480

Biotechnology—1.0%
Gilead Sciences, Inc.	420,531	32,469,199

Building Products—1.7%
Fortune Brands Home & Security, Inc. (a)	165,000	8,639,400
Johnson Controls International plc (a)	1,326,170	46,415,950

		55,055,350

Capital Markets—3.7%
Bank of New York Mellon Corp. (The) (a)	845,105	43,091,904
Franklin Resources, Inc. (a)	782,700	23,801,907
Morgan Stanley	1,152,390	53,666,802

		120,560,613

Chemicals—2.4%
CF Industries Holdings, Inc.	581,591	31,661,814
DowDuPont, Inc.	749,407	48,194,364

		79,856,178

Commercial Services & Supplies—0.4%
Stericycle, Inc. (a) (b)	238,521	13,996,412

Communications Equipment—2.3%
Cisco Systems, Inc.	1,563,457	76,062,183

Construction Materials—0.4%
Vulcan Materials Co. (a)	118,603	13,188,654

Containers & Packaging—1.3%
International Paper Co.	869,950	42,758,043

Security Description	Shares	Value

Diversified Financial Services—0.2%
AXA Equitable Holdings, Inc.	383,700	$8,230,365

Diversified Telecommunication Services—1.9%
Verizon Communications, Inc.	1,172,653	62,607,944

Electric Utilities—4.7%
Evergy, Inc. (a)	620,257	34,064,514
Exelon Corp.	613,920	26,803,747
NextEra Energy, Inc.	15,000	2,514,000
PG&E Corp. (b)	702,370	32,316,044
Southern Co. (The) (a)	1,321,823	57,631,483

		153,329,788

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	263,094	23,133,855

Entertainment—2.0%
Twenty-First Century Fox, Inc. - Class B	1,427,462	65,406,309

Equity Real Estate Investment Trusts—1.5%
SL Green Realty Corp. (a)	209,100	20,393,523
Weyerhaeuser Co. (a)	854,833	27,585,461

		47,978,984

Food & Staples Retailing—1.5%
Walmart, Inc. (a)	516,884	48,540,576

Food Products—2.9%
Bunge, Ltd.	502,886	34,553,297
Tyson Foods, Inc. - Class A	1,049,996	62,506,262

		97,059,559

Health Care Equipment & Supplies—3.9%
Becton Dickinson & Co.	87,912	22,945,032
Hologic, Inc. (a) (b)	769,418	31,530,750
Medtronic plc	746,193	73,403,005

		127,878,787

Health Care Providers & Services—3.1%
Aetna, Inc.	306,438	62,160,948
CVS Health Corp. (a)	496,700	39,100,224

		101,261,172

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	405,913	25,885,072
Las Vegas Sands Corp.	297,368	17,642,844

		43,527,916

Household Products—1.5%
Kimberly-Clark Corp.	421,713	47,923,465

Industrial Conglomerates—0.3%
General Electric Co.	951,449	10,741,859

BHFTI-347

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—6.1%
American International Group, Inc.	879,545	$46,826,976
Chubb, Ltd.	600,068	80,193,087
Loews Corp. (a)	693,360	34,827,473
Marsh & McLennan Cos., Inc.	454,529	37,598,639

		199,446,175

Leisure Products—0.3%
Mattel, Inc. (a) (b)	632,355	9,927,974

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	62,075	15,151,266

Machinery—0.7%
Illinois Tool Works, Inc.	174,651	24,646,749

Media—1.6%
Comcast Corp. - Class A	1,014,309	35,916,681
News Corp. - Class A (a)	1,232,936	16,262,426

		52,179,107

Multiline Retail—0.5%
Kohl’s Corp. (a)	208,164	15,518,626

Oil, Gas & Consumable Fuels—10.6%
Apache Corp. (a)	332,877	15,868,247
Canadian Natural Resources, Ltd. (a)	761,258	24,862,686
EQT Corp. (a)	360,840	15,959,953
Exxon Mobil Corp.	975,717	82,955,459
Hess Corp. (a)	477,366	34,169,858
Occidental Petroleum Corp.	482,761	39,668,472
Total S.A. (ADR)	1,398,980	90,080,322
TransCanada Corp. (a)	1,110,139	44,916,224

		348,481,221

Pharmaceuticals—7.1%
Johnson & Johnson	433,291	59,867,817
Merck & Co., Inc.	926,450	65,722,363
Perrigo Co. plc (a)	387,619	27,443,425
Pfizer, Inc.	1,840,295	81,101,801

		234,135,406

Professional Services—0.7%
Nielsen Holdings plc (a)	785,000	21,713,100

Road & Rail—0.5%
Canadian Pacific Railway, Ltd.	76,477	16,208,535

Semiconductors & Semiconductor Equipment—3.4%
Applied Materials, Inc.	450,327	17,405,138
QUALCOMM, Inc. (a)	868,056	62,526,074
Texas Instruments, Inc.	298,703	32,047,845

		111,979,057

Security Description	Shares/ Principal Amount*	Value

Software—3.5%
Microsoft Corp.	1,010,179	$115,534,172

Tobacco—1.4%
Philip Morris International, Inc.	578,055	47,134,605

Total Common Stocks (Cost $2,619,298,419)		3,157,947,838

Convertible Preferred Stocks—1.8%

Electric Utilities—0.9%
NextEra Energy, Inc. 6.123%, 09/01/19 (a)	479,723	27,320,225

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.125%, 05/01/20	112,517	7,354,111

Multi-Utilities—0.7%
Sempra Energy 6.000%, 01/15/21	189,918	19,151,331
6.750%, 07/15/21 (a)	45,416	4,557,041

		23,708,372

Total Convertible Preferred Stocks (Cost $53,106,359)		58,382,708

Short-Term Investment—2.0%

Mutual Fund—2.0%
T. Rowe Price Treasury Reserve Fund (c)	66,312,831	66,312,831

Total Short-Term Investments (Cost $66,312,831)		66,312,831

Securities Lending Reinvestments (d)—11.7%

Bank Note—0.3%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (e)	10,000,000	10,000,000

Certificates of Deposit—5.3%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (e)	4,000,000	3,999,932
2.466%, 1M LIBOR + 0.250%, 03/20/19 (e)	10,000,000	9,999,480
Banco Santander S.A. 2.340%, 11/07/18	6,000,000	6,000,492
Bank of Montreal Zero Coupon, 10/31/18	6,985,081	6,986,437
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (e)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (e)	3,000,000	3,002,862

BHFTI-348

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Barclays Bank plc 2.500%, 02/01/19	3,000,000	$2,999,958
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (e)	7,000,000	7,004,109
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (e)	5,000,000	5,001,485
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (e)	3,000,000	3,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (e)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (e)	5,000,000	5,000,375
2.543%, 3M LIBOR + 0.200%, 04/05/19 (e)	4,000,000	4,003,064
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (e)	5,000,000	5,000,200
Industrial & Commercial Bank of China, Ltd. 2.500%, 11/15/18	10,000,000	9,999,760
2.530%, 12/24/18	5,000,000	4,999,890
KBC Bank NV 2.400%, 12/27/18	12,000,000	12,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	10,000,000	10,000,020
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (e)	4,000,000	3,999,868
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (e)	8,000,000	8,005,352
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	10,000,000	9,999,450
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (e)	13,000,000	12,998,479
2.551%, 1M LIBOR + 0.420%, 10/11/18 (e)	4,000,000	4,000,200
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (e)	2,000,000	1,999,766
Sumitomo Mitsui Trust Bank, Ltd (NY) 2.423%, 3M LIBOR + 0.090%, 10/18/18 (e)	3,000,377	2,999,979
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (e)	6,500,000	6,500,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (e)	8,000,000	8,000,000
Svenska Handelsbanken AB 2.554%, 1M LIBOR + 0.450%, 04/03/19 (e)	4,000,000	4,005,900
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (e)	3,000,000	3,001,593

		172,509,005

Commercial Paper—1.5%
Bank of China, Ltd. 2.550%, 12/20/18	11,923,500	11,930,964
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (e)	15,000,000	15,007,665
LMA S.A. & LMA Americas 2.470%, 11/13/18	3,951,972	3,988,436

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Co. 2.490%, 11/26/18	6,908,493	$6,973,113
2.510%, SOFR + 0.350%, 11/28/18 (e)	1,000,000	1,000,274
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	1,988,000	1,995,668
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (e)	8,000,000	8,007,384

		48,903,504

Repurchase Agreements—4.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $5,052,528; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $5,271,430.	5,000,000	5,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,517,847; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,800,709; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $3,876,000.	3,800,000	3,800,000
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $20,054,044; collateralized by various Common Stock with an aggregate market value of $22,266,451.	20,000,000	20,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,003,966; collateralized by various Common Stock with an aggregate market value of $1,111,246.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $706,161; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $719,603.	706,032	706,032
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,120,284; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $11,429,684; collateralized by various Common Stock with an aggregate market value of $12,100,001.	11,000,000	11,000,000

BHFTI-349

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $60,028,817; collateralized by various Common Stock with an aggregate market value of $66,012,856.	60,000,000	$60,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $3,646,566; collateralized by various Common Stock with an aggregate market value of $4,005,559.	3,600,000	3,600,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $7,036,406; collateralized by various Common Stock with an aggregate market value of $7,789,209.	7,000,000	7,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $7,035,945; collateralized by various Common Stock with an aggregate market value of $7,789,209.	7,000,000	7,000,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $5,772,784; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,330,696.	5,700,000	5,700,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,011,999; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,024,897; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $5,055,250; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $9,086,580; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $9,995,836.	9,000,000	9,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,028,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	$5,000,000

		151,306,032

Total Securities Lending Reinvestments (Cost $382,681,492)		382,718,541

Total Investments—111.6% (Cost $3,121,399,101)		3,665,361,918
Other assets and liabilities (net)—(11.6)%		(380,068,589)

Net Assets—100.0%		$3,285,293,329

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $372,977,272 and the collateral received consisted of cash in the amount of $382,563,454. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-350

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,157,947,838	$—	$—	$3,157,947,838
Total Convertible Preferred Stocks*	58,382,708	—	—	58,382,708
Total Short-Term Investment*	66,312,831	—	—	66,312,831
Total Securities Lending Reinvestments*	—	382,718,541	—	382,718,541
Total Investments	$3,282,643,377	$382,718,541	$—	$3,665,361,918

Collateral for Securities Loaned (Liability)	$—	$(382,563,454)	$—	$(382,563,454)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-351

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—92.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
BWX Technologies, Inc. (a)	132,000	$8,255,280
Harris Corp.	173,000	29,273,330
L3 Technologies, Inc.	27,567	5,861,295
Maxar Technologies, Ltd.	66,640	2,203,785
Textron, Inc.	558,000	39,880,260

		85,473,950

Airlines—0.9%
Alaska Air Group, Inc. (a)	66,000	4,544,760
United Continental Holdings, Inc. (b)	132,000	11,755,920

		16,300,680

Auto Components—1.1%
Aptiv plc	175,000	14,682,500
Visteon Corp. (a) (b)	54,000	5,016,600

		19,699,100

Automobiles—0.2%
Ferrari NV	18,555	2,540,365

Banks—0.9%
Fifth Third Bancorp	402,000	11,223,840
Webster Financial Corp.	81,000	4,775,760

		15,999,600

Biotechnology—2.7%
Alkermes plc (a) (b)	318,000	13,495,920
Alnylam Pharmaceuticals, Inc. (a) (b)	71,000	6,213,920
Exact Sciences Corp. (b)	90,000	7,102,800
Incyte Corp. (b)	106,000	7,322,480
Madrigal Pharmaceuticals, Inc. (a) (b)	4,000	856,520
Sage Therapeutics, Inc. (b)	20,300	2,867,375
Seattle Genetics, Inc. (a) (b)	106,000	8,174,720
TESARO, Inc. (a) (b)	15,000	585,150

		46,618,885

Building Products—0.9%
Allegion plc (a)	165,000	14,944,050

Capital Markets—3.0%
Cboe Global Markets, Inc.	135,000	12,954,600
KKR & Co., Inc. - Class A	319,000	8,699,130
MarketAxess Holdings, Inc. (a)	26,000	4,640,740
Oaktree Capital Group LLC	67,000	2,773,800
TD Ameritrade Holding Corp.	437,000	23,086,710

		52,154,980

Chemicals—2.5%
Air Products & Chemicals, Inc.	106,000	17,707,300
RPM International, Inc. (a)	214,000	13,897,160
Valvoline, Inc. (a)	563,000	12,110,130

		43,714,590

Commercial Services & Supplies—1.6%
KAR Auction Services, Inc.	204,000	12,176,760
Waste Connections, Inc.	194,000	15,475,380

		27,652,140

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	39,000	7,096,050

Consumer Finance—0.3%
SLM Corp. (a) (b)	471,000	5,251,650

Containers & Packaging—1.8%
Ardagh Group S.A.	25,000	417,250
Ball Corp. (a)	576,000	25,338,240
Sealed Air Corp. (a)	132,000	5,299,800

		31,055,290

Diversified Consumer Services—0.8%
ServiceMaster Global Holdings, Inc. (b)	214,000	13,274,420

Electrical Equipment—1.4%
Sensata Technologies Holding plc (a) (b)	500,000	24,775,000

Electronic Equipment, Instruments & Components—3.5%
Coherent, Inc. (a) (b)	39,000	6,715,410
Corning, Inc. (a)	533,000	18,814,900
Keysight Technologies, Inc. (b)	451,000	29,892,280
National Instruments Corp.	122,000	5,896,260

		61,318,850

Entertainment—0.2%
Electronic Arts, Inc. (b)	21,000	2,530,290

Food & Staples Retailing—1.7%
Casey’s General Stores, Inc. (a)	101,000	13,040,110
Kroger Co. (The)	294,000	8,558,340
Sprouts Farmers Market, Inc. (a) (b)	291,000	7,976,310

		29,574,760

Food Products—1.0%
Conagra Brands, Inc. (a)	268,000	9,103,960
TreeHouse Foods, Inc. (a) (b)	174,000	8,325,900

		17,429,860

Gas Utilities—0.3%
Atmos Energy Corp. (a)	59,000	5,540,690

Health Care Equipment & Supplies—7.1%
Cooper Cos., Inc. (The)	119,000	32,980,850
DENTSPLY SIRONA, Inc. (a)	52,000	1,962,480
DexCom, Inc. (b)	47,000	6,722,880
Hologic, Inc. (b)	677,000	27,743,460
IDEXX Laboratories, Inc. (b)	20,000	4,993,200
Teleflex, Inc.	146,000	38,849,140
West Pharmaceutical Services, Inc. (a)	79,000	9,754,130

		123,006,140

BHFTI-352

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—1.3%
Acadia Healthcare Co., Inc. (a) (b)	194,000	$6,828,800
Envision Healthcare Corp. (b)	186,000	8,505,780
MEDNAX, Inc. (a) (b)	161,000	7,512,260

		22,846,840

Health Care Technology—0.1%
athenahealth, Inc. (b)	13,000	1,736,800

Hotels, Restaurants & Leisure—6.5%
Aramark	318,000	13,680,360
Darden Restaurants, Inc.	47,000	5,225,930
Dunkin’ Brands Group, Inc. (a)	134,000	9,878,480
Hilton Worldwide Holdings, Inc.	135,000	10,905,300
Marriott International, Inc. - Class A	106,000	13,995,180
MGM Resorts International	592,000	16,522,720
Norwegian Cruise Line Holdings, Ltd. (b)	452,000	25,958,360
Vail Resorts, Inc. (a)	59,000	16,190,780

		112,357,110

Industrial Conglomerates—1.4%
Roper Technologies, Inc.	81,000	23,993,010

Insurance—4.1%
Assurant, Inc. (a)	80,000	8,636,000
Axis Capital Holdings, Ltd. (a)	81,000	4,674,510
Fidelity National Financial, Inc.	453,000	17,825,550
Progressive Corp. (The)	241,000	17,120,640
Willis Towers Watson plc (a)	163,733	23,076,529

		71,333,229

Interactive Media & Services—1.8%
IAC/InterActiveCorp (b)	122,000	26,439,840
Zillow Group, Inc. - Class A (a) (b)	24,000	1,060,800
Zillow Group, Inc. - Class C (a) (b)	81,000	3,584,250

		31,084,890

Internet & Direct Marketing Retail—0.4%
Expedia Group, Inc. (a)	48,000	6,263,040
Farfetch, Ltd. - Class A (a) (b)	23,000	626,290

		6,889,330

IT Services—7.0%
Black Knight, Inc. (b)	241,000	12,519,950
CoreLogic, Inc. (b)	306,000	15,119,460
Fidelity National Information Services, Inc.	107,000	11,670,490
Fiserv, Inc. (a) (b)	226,000	18,617,880
FleetCor Technologies, Inc. (b)	64,000	14,581,760
Gartner, Inc. (a) (b)	53,000	8,400,500
Global Payments, Inc.	89,556	11,409,434
Shopify, Inc. - Class A (a) (b)	18,000	2,960,280
Worldpay, Inc. - Class A (b)	265,000	26,836,550

		122,116,304

Life Sciences Tools & Services—3.2%
Agilent Technologies, Inc.	371,000	26,170,340
Bruker Corp. (a)	550,000	18,397,500
IQVIA Holdings, Inc. (b)	80,000	10,379,200

		54,947,040

Machinery—4.4%
Colfax Corp. (a) (b)	262,000	9,447,720
Fortive Corp. (a)	200,000	16,840,000
Gardner Denver Holdings, Inc. (a) (b)	358,000	10,145,720
IDEX Corp.	163,000	24,557,580
Xylem, Inc.	197,000	15,734,390

		76,725,410

Metals & Mining—0.4%
Franco-Nevada Corp. (a)	106,000	6,630,300

Multi-Utilities—0.5%
Sempra Energy (a)	83,000	9,441,250

Multiline Retail—2.0%
Dollar General Corp.	213,000	23,280,900
Dollar Tree, Inc. (b)	134,000	10,927,700

		34,208,600

Oil, Gas & Consumable Fuels—2.0%
ARC Resources, Ltd.	270,000	3,010,103
Cabot Oil & Gas Corp. (a)	323,000	7,273,960
Centennial Resource Development, Inc. - Class A (a) (b)	265,000	5,790,250
Concho Resources, Inc. (a) (b)	106,000	16,191,500
Venture Global LNG, Inc. - Series B (b) (c) (d) (e)	78	405,600
Venture Global LNG, Inc. - Series C (b) (c) (d) (e)	540	2,808,000

		35,479,413

Pharmaceuticals—1.4%
Amneal Pharmaceuticals, Inc. (a) (b)	199,272	4,421,846
Catalent, Inc. (b)	407,000	18,538,850
Elanco Animal Health, Inc. (a) (b)	42,000	1,465,380

		24,426,076

Professional Services—3.5%
CoStar Group, Inc. (b)	26,000	10,941,840
Equifax, Inc.	38,659	5,047,706
IHS Markit, Ltd. (b)	199,000	10,738,040
TransUnion	212,000	15,598,960
Verisk Analytics, Inc. (b)	160,000	19,288,000

		61,614,546

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	34,388	2,260,667

Road & Rail—0.8%
J.B. Hunt Transport Services, Inc. (a)	26,000	3,092,440
Kansas City Southern	93,000	10,535,040

		13,627,480

BHFTI-353

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—4.4%
Marvell Technology Group, Ltd.	579,000	$11,174,700
Maxim Integrated Products, Inc.	188,000	10,601,320
Microchip Technology, Inc. (a)	385,000	30,380,350
Skyworks Solutions, Inc.	94,000	8,526,740
Xilinx, Inc.	186,000	14,911,620

		75,594,730

Software—5.2%
Atlassian Corp. plc - Class A (a) (b)	132,000	12,690,480
CDK Global, Inc.	132,000	8,257,920
Guidewire Software, Inc. (a) (b)	36,000	3,636,360
Red Hat, Inc. (b)	105,132	14,327,389
Splunk, Inc. (b)	40,000	4,836,400
SS&C Technologies Holdings, Inc.	144,000	8,183,520
Symantec Corp.	429,000	9,129,120
Tableau Software, Inc. - Class A (a) (b)	95,000	10,615,300
Workday, Inc. - Class A (a) (b)	133,000	19,415,340

		91,091,829

Specialty Retail—2.5%
Burlington Stores, Inc. (a) (b)	76,000	12,381,920
CarMax, Inc. (b)	150,000	11,200,500
Michaels Cos., Inc. (The) (a) (b)	213,000	3,456,990
O’Reilly Automotive, Inc. (b)	27,000	9,377,640
Ulta Salon Cosmetics & Fragrance, Inc. (b)	26,000	7,335,120

		43,752,170

Textiles, Apparel & Luxury Goods—1.8%
Tapestry, Inc.	638,000	32,072,260

Trading Companies & Distributors—0.8%
HD Supply Holdings, Inc. (b)	318,000	13,607,220

Total Common Stocks (Cost $1,094,351,387)		1,613,787,844

Convertible Preferred Stocks—0.9%

Internet & Direct Marketing Retail—0.2%
Roofoods, Ltd. - Series F (b) (c) (d) (e)	7,253	3,698,522

Real Estate Management & Development—0.6%
WeWork Cos., Inc. - Series D1 (b) (c) (d) (e)	89,839	5,906,016
WeWork Cos., Inc. - Series D2 (b) (c) (d) (e)	70,588	4,640,455

		10,546,471

Software—0.1%
Slack Technologies, Inc. - Series H, (b) (c) (d) (e)	96,144	1,144,623

Total Convertible Preferred Stocks (Cost $6,380,366)		15,389,616

Short-Term Investment—6.3%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—6.3%
T. Rowe Price Treasury Reserve Fund (f)	109,393,207	109,393,207

Total Short-Term Investments (Cost $109,393,207)		109,393,207

Securities Lending Reinvestments (g)—19.6%

Certificates of Deposit—11.0%
Banco Santander S.A. 2.340%, 11/07/18	5,000,000	5,000,410
Bank of Montreal Zero Coupon, 10/31/18	7,982,950	7,984,500
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (h)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (h)	10,000,000	10,009,540
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (h)	7,000,000	6,998,579
2.500%, 02/01/19	2,000,000	1,999,972
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (h)	4,000,000	4,002,348
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (h)	5,000,000	5,001,485
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (h)	3,000,000	3,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (h)	3,000,000	3,001,074
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (h)	8,500,000	8,500,637
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (h)	9,000,000	9,000,360
Credit Industriel et Commercial (NY) Zero Coupon, 01/25/19	2,961,684	2,976,090
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	3,000,000	3,000,039
2.500%, 11/15/18	7,000,000	6,999,832
KBC Bank NV 2.400%, 12/27/18	7,000,000	7,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	5,000,000	5,000,010
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	6,947,412	6,948,859
Mizuho Bank, Ltd. 2.571%, 1M LIBOR + 0.440%, 10/11/18 (h)	2,500,000	2,500,062
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (h)	5,000,000	4,999,835
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (h)	5,000,000	4,999,605
2.504%, 1M LIBOR + 0.370%, 02/14/19 (h)	3,000,000	3,002,007
2.533%, 3M LIBOR + 0.190%, 02/01/19 (h)	5,000,000	5,000,405
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (h)	7,000,000	6,999,615
2.381%, 1M LIBOR + 0.250%, 01/11/19 (h)	2,000,000	2,000,660
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (h)	6,000,000	5,999,898

BHFTI-354

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (h)	11,000,000	$10,998,713
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (h)	5,000,000	4,999,765
Sumitomo Mitsui Trust Bank, Ltd. 2.423%, 3M LIBOR + 0.090%, 10/18/18 (h)	3,000,377	2,999,979
2.443%, 3M LIBOR + 0.110%, 10/11/18 (h)	4,000,000	4,000,028
2.502%, 1M LIBOR + 0.320%, 11/21/18 (h)	3,000,000	3,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (h)	5,000,000	5,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (h)	6,000,000	6,000,714
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (h)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (h)	8,000,000	8,000,912
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (h)	8,000,000	8,004,249

		191,930,178

Commercial Paper—2.5%
Bank of China, Ltd. 2.550%, 10/19/18	993,838	998,716
2.550%, 12/20/18	4,968,125	4,971,235
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (h)	5,000,000	5,000,515
2.453%, 1M LIBOR + 0.320%, 02/08/19 (h)	8,000,000	8,004,088
Sheffield Receivables Co. 2.490%, 11/26/18	1,973,855	1,992,318
2.510%, SOFR + 0.350%, 11/28/18 (h)	1,500,000	1,500,411
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	2,982,000	2,993,502
Starbird Funding Corp. 2.280%, 11/08/18	2,982,900	2,992,338
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (h)	10,000,000	10,009,230
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (h)	5,000,000	5,002,770

		43,465,123

Repurchase Agreements—4.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $5,052,528; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $5,271,430.	5,000,000	5,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $5,035,694; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,600,299; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,632,000.	1,600,000	1,600,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,000,187; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $916,960; collateralized by various Common Stock with an aggregate market value of $1,001,990.	900,000	900,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,003,966; collateralized by various Common Stock with an aggregate market value of $1,111,246.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $294,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $299,770.	294,116	294,116
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $3,922,526; collateralized by various Common Stock with an aggregate market value of $4,070,000.	3,700,000	3,700,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $15,585,933; collateralized by various Common Stock with an aggregate market value of $16,500,002.	15,000,000	15,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $15,007,204; collateralized by various Common Stock with an aggregate market value of $16,503,214.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,733,703; collateralized by various Common Stock with an aggregate market value of $1,891,514.	1,700,000	1,700,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,519,403; collateralized by various Common Stock with an aggregate market value of $1,668,983.	1,500,000	1,500,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $6,031,205; collateralized by various Common Stock with an aggregate market value of $6,676,465.	6,000,000	6,000,000

BHFTI-355

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $7,538,513; collateralized by various Common Stock with an aggregate market value of $8,345,581.	7,500,000	$7,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $2,127,893; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,332,362.	2,100,000	2,100,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $2,633,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,887,686.	2,600,000	2,600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,012,448; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $2,732,398; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,998,751.	2,700,000	2,700,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $8,682,732; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $9,551,576.	8,600,000	8,600,000

		82,194,116

Time Deposits—1.4%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	10,000,000	10,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	5,000,000	5,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Erste Group Bank AG 2.170%, 10/01/18	5,000,000	5,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000

Time Deposits—(Continued)
Skandinaviska Enskilda Banken 2.130%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		24,000,000

Total Securities Lending Reinvestments (Cost $341,552,483)		341,589,417

Total Investments—119.6% (Cost $1,551,677,443)		2,080,160,084
Other assets and liabilities (net)—(19.6)%		(340,513,409)

Net Assets—100.0%		$1,739,646,675

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $333,634,467 and the collateral received consisted of cash in the amount of $341,487,257. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $20,863,883, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 1.2% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-356

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Roofoods, Ltd. - Series F	09/12/17	7,253	$2,564,447	$3,698,522
Slack Technologies, Inc. - Series H	08/17/18	96,144	1,144,623	1,144,623
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	405,600
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	2,808,000
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	34,388	498,861	2,260,667
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	5,906,016
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	4,640,455

				$20,863,883

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$85,473,950	$—	$—	$85,473,950
Airlines	16,300,680	—	—	16,300,680
Auto Components	19,699,100	—	—	19,699,100
Automobiles	2,540,365	—	—	2,540,365
Banks	15,999,600	—	—	15,999,600
Biotechnology	46,618,885	—	—	46,618,885
Building Products	14,944,050	—	—	14,944,050
Capital Markets	52,154,980	—	—	52,154,980
Chemicals	43,714,590	—	—	43,714,590
Commercial Services & Supplies	27,652,140	—	—	27,652,140
Construction Materials	7,096,050	—	—	7,096,050
Consumer Finance	5,251,650	—	—	5,251,650
Containers & Packaging	31,055,290	—	—	31,055,290
Diversified Consumer Services	13,274,420	—	—	13,274,420
Electrical Equipment	24,775,000	—	—	24,775,000
Electronic Equipment, Instruments & Components	61,318,850	—	—	61,318,850
Entertainment	2,530,290	—	—	2,530,290
Food & Staples Retailing	29,574,760	—	—	29,574,760
Food Products	17,429,860	—	—	17,429,860
Gas Utilities	5,540,690	—	—	5,540,690
Health Care Equipment & Supplies	123,006,140	—	—	123,006,140
Health Care Providers & Services	22,846,840	—	—	22,846,840
Health Care Technology	1,736,800	—	—	1,736,800
Hotels, Restaurants & Leisure	112,357,110	—	—	112,357,110
Industrial Conglomerates	23,993,010	—	—	23,993,010
Insurance	71,333,229	—	—	71,333,229

BHFTI-357

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$31,084,890	$—	$—	$31,084,890
Internet & Direct Marketing Retail	6,889,330	—	—	6,889,330
IT Services	122,116,304	—	—	122,116,304
Life Sciences Tools & Services	54,947,040	—	—	54,947,040
Machinery	76,725,410	—	—	76,725,410
Metals & Mining	6,630,300	—	—	6,630,300
Multi-Utilities	9,441,250	—	—	9,441,250
Multiline Retail	34,208,600	—	—	34,208,600
Oil, Gas & Consumable Fuels	32,265,813	—	3,213,600	35,479,413
Pharmaceuticals	24,426,076	—	—	24,426,076
Professional Services	61,614,546	—	—	61,614,546
Real Estate Management & Development	—	—	2,260,667	2,260,667
Road & Rail	13,627,480	—	—	13,627,480
Semiconductors & Semiconductor Equipment	75,594,730	—	—	75,594,730
Software	91,091,829	—	—	91,091,829
Specialty Retail	43,752,170	—	—	43,752,170
Textiles, Apparel & Luxury Goods	32,072,260	—	—	32,072,260
Trading Companies & Distributors	13,607,220	—	—	13,607,220
Total Common Stocks	1,608,313,577	—	5,474,267	1,613,787,844
Total Convertible Preferred Stocks*	—	—	15,389,616	15,389,616
Total Short-Term Investment*	109,393,207	—	—	109,393,207
Securities Lending Reinvestments*	—	341,589,417	—	341,589,417
Total Investments	$1,717,706,784	$341,589,417	$20,863,883	$2,080,160,084

Collateral for Securities Loaned (Liability)	$—	$(341,487,257)	$—	$(341,487,257)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2017	Change in Unrealized Appreciation	Purchases	Balance as of September 30, 2018	Change in Unrealized Appreciation from Investments Still Held at September 30, 2018
Common Stocks
Oil, Gas & Consumable Fuels	$1,791,225	$990,515	$431,860	$3,213,600	$990,515
Real Estate Management & Development	1,576,690	683,977	—	2,260,667	683,977
Convertible Preferred Stocks
Internet & Direct Marketing Retail	2,564,447	1,134,075	—	3,698,522	1,134,075
Real Estate Management & Development	7,355,578	3,190,893	—	10,546,471	3,190,893
Software	—	—	1,144,623	1,144,623	—

Total	$13,287,940	$5,999,460	$1,576,483	$20,863,883	$5,999,460

BHFTI-358

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Oil, Gas & Consumable Fuels	$3,213,600	Market Transaction Method	Precedent Transaction	$5,200.00	$5,200.00	$5,200.00	Increase
Real Estate Management & Development	2,260,667	Market Transaction Method	Precedent Transactions	$26.00	$51.81	$45.85	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	11.6x	13.8x	12.7x	Increase
			Enterprise Value/EBITDA	24.2x	31.1x	27.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Convertible Preferred Stocks
Internet & Direct Marketing Retail	3,698,522	Market Transaction Method	Precedent Transactions	$353.57	$353.57	$353.57	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	15.1x	15.1x	15.1x	Increase
			Enterprise Value/Gross Merchandise Value	2.0x	2.0x	2.0x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Real Estate Management & Development	10,546,471	Market Transaction Method	Precedent Transactions	$26.00	$51.81	$45.85	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	11.6x	13.8x	12.7x	Increase
			Enterprise Value/EBITDA	24.2x	31.1x	27.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	1,144,623	Market Transaction Method	Precedent Transaction	$11.91	$11.91	$11.91	Increase

BHFTI-359

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—54.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.9%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	1,912,545	$1,891,109
3.000%, TBA (a)	10,800,000	10,667,320
Fannie Mae 30 Yr. Pool 3.000%, 07/01/45	19,268,680	18,473,121
3.500%, 12/01/47	21,622,323	21,290,888
3.500%, 01/01/48	15,693,448	15,455,053
3.500%, 02/01/48	20,608,744	20,294,065
3.500%, 04/01/48	8,348,971	8,221,053
3.500%, TBA (a)	12,685,000	12,482,966
4.000%, 04/01/47	1,882,739	1,902,422
4.000%, 06/01/47	12,339,911	12,471,802
4.000%, 07/01/47	12,761,732	12,897,199
4.000%, 01/01/48	5,021,168	5,075,894
4.000%, 09/01/48	1,252,674	1,265,545
4.000%, TBA (a)	5,970,000	6,028,148
4.500%, 02/01/46	4,952,671	5,136,446
4.500%, 05/01/48	21,142,376	21,821,075
4.500%, 08/01/48	11,835,295	12,214,069
Fannie Mae Pool 2.593%, 04/01/23	10,910,532	10,629,797
2.740%, 03/01/25	2,073,915	2,003,176
2.740%, 03/01/26	3,855,000	3,695,092
2.950%, 05/01/31	4,221,935	3,919,318
3.030%, 03/01/31	1,052,680	981,677
3.320%, 08/01/26	1,895,000	1,872,030
3.490%, 02/01/33	4,000,000	3,840,248
3.500%, 01/01/44	6,785,627	6,696,669
3.550%, 03/01/24	3,998,830	4,029,001
3.580%, 03/01/27	2,811,682	2,811,261
3.690%, 05/01/30	8,760,000	8,777,319
4.380%, 04/01/21	4,341,896	4,439,399
4.381%, 06/01/21	4,647,368	4,769,542
4.520%, 08/01/19	3,984,732	4,032,869
4.550%, 10/01/19	4,801,809	4,873,658
Fannie Mae REMICS (CMO) 3.500%, 01/25/47	18,149,668	18,060,835
3.500%, 06/25/47	7,543,933	7,484,339
Fannie Mae-ACES (CMO) 2.539%, 1M LIBOR + 0.470%, 09/25/24 (b)	9,002,504	9,019,388
2.568%, 12/25/26 (b)	9,410,000	8,718,077
Freddie Mac 15 Yr. Gold Pool 3.000%, 03/01/31	2,504,395	2,469,034
Freddie Mac 30 Yr. Gold Pool 3.000%, 06/01/46	8,873,935	8,504,211
3.000%, 08/01/46	4,416,223	4,232,224
3.000%, 09/01/46	3,504,875	3,358,846
3.000%, 10/01/46	10,722,735	10,275,976
3.000%, 11/01/46	14,113,418	13,521,012
3.000%, 01/01/47	15,802,315	15,130,156
3.000%, 02/01/47	2,017,409	1,932,199
3.000%, 01/01/48	8,416,188	8,057,529
3.500%, 04/01/45	6,633,777	6,571,340
3.500%, 11/01/45	1,307,472	1,290,102
3.500%, 06/01/46	4,925,633	4,855,760
3.500%, 08/01/46	4,204,962	4,152,787

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 04/01/47	16,522,446	16,310,575
3.500%, 12/01/47	18,327,569	18,092,539
3.500%, 01/01/48	26,748,793	26,443,025
3.500%, 03/01/48	48,586,094	47,937,936
4.000%, 01/01/45	5,448,514	5,545,164
4.000%, 12/01/45	12,705,729	12,918,173
4.000%, 03/01/48	1,094,107	1,111,756
4.000%, 06/01/48	1,726,210	1,750,667
4.000%, TBA (a)	6,570,000	6,633,849
4.500%, 10/01/48	10,125,000	10,457,571
4.500%, TBA (a)	10,540,000	10,878,844
5.000%, 06/01/48	2,575,652	2,705,274
5.000%, 08/01/48	518,567	545,075
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.474%, 1M LIBOR + 0.360%, 08/25/24 (b)	3,718,850	3,730,446
2.951%, 02/25/24	8,837,110	8,773,074
3.750%, 04/25/33	5,465,000	5,430,211
Ginnie Mae II 30 Yr. Pool 3.000%, 10/20/46	3,381,760	3,280,928
3.000%, 12/20/46	10,268,513	9,959,162
3.000%, 04/20/47	1,935,664	1,877,066
3.000%, 11/20/47	11,904,263	11,538,550
3.500%, 04/20/46	7,673,872	7,645,988
3.500%, 05/20/46	3,504,931	3,491,655
3.500%, 06/20/46	790,029	786,792
3.500%, 11/20/46	11,443,560	11,389,630
3.500%, 01/20/47	2,020,458	2,010,622
3.500%, 09/20/47	4,652,608	4,629,894
3.500%, TBA (a)	4,660,000	4,633,697
4.000%, 11/20/47	5,131,628	5,222,361
4.000%, TBA (a)	5,300,000	5,389,541
4.500%, 02/20/47	7,428,716	7,773,302
4.500%, 06/20/47	13,787,499	14,265,346
5.000%, 06/20/47	6,484,068	6,791,703
5.000%, 09/20/47	3,991,493	4,172,733
Government National Mortgage Association (CMO) 3.500%, 09/20/48	4,410,000	4,365,900

		671,082,095

U.S. Treasury—23.9%
U.S. Treasury Bonds 3.000%, 08/15/48 (c) (d)	43,610,000	41,945,665
3.125%, 05/15/48 (c)	87,945,000	86,732,321
U.S. Treasury Inflation Indexed Bond 1.000%, 02/15/48 (e)	5,497,983	5,426,682
U.S. Treasury Notes 2.625%, 07/31/20	12,880,000	12,838,241
2.750%, 07/31/23 (c)	204,900,000	203,107,125
2.875%, 09/30/23	67,160,000	66,934,384
2.875%, 08/15/28 (c)	102,245,000	100,695,349

		517,679,767

Total U.S. Treasury & Government Agencies (Cost $1,211,593,072)		1,188,761,862

BHFTI-360

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—31.1%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.5%
L3 Technologies, Inc. 4.400%, 06/15/28	4,935,000	$4,917,860
Northrop Grumman Corp. 3.250%, 01/15/28	3,335,000	3,136,008
United Technologies Corp. 3.350%, 08/16/21	2,205,000	2,201,828

		10,255,696

Agriculture—0.2%
BAT Capital Corp. 2.764%, 08/15/22 (144A) (c)	3,340,000	3,217,929
Reynolds American, Inc. 6.875%, 05/01/20 (c)	1,000,000	1,054,039

		4,271,968

Airlines—0.3%
America West Airlines Pass-Through Trust 7.100%, 04/02/21 (c)	529,849	556,341
8.057%, 07/02/20	438,547	467,557
American Airlines Pass-Through Trust 4.000%, 07/15/25	1,462,062	1,458,406
4.950%, 01/15/23	666,399	682,819
Continental Airlines Pass-Through Trust 6.545%, 02/02/19	904,688	915,386
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	1,836,089	1,960,026
7.076%, 03/20/21	1,171,727	1,240,566

		7,281,101

Auto Manufacturers—0.7%
Ford Motor Credit Co. LLC 2.021%, 05/03/19	1,000,000	994,014
2.875%, 10/01/18	1,000,000	1,000,000
3.339%, 03/28/22	2,155,000	2,082,495
8.125%, 01/15/20	4,175,000	4,410,872
General Motors Co. 3.500%, 10/02/18	2,415,000	2,415,000
4.875%, 10/02/23 (c)	3,875,000	3,971,194
General Motors Financial Co., Inc. 3.200%, 07/13/20	1,000,000	997,040

		15,870,615

Banks—10.2%
Bank of America Corp. 2.369%, 3M LIBOR + 0.660%, 07/21/21 (b)	4,320,000	4,244,120
2.738%, 3M LIBOR + 0.370%, 01/23/22 (b) (c)	5,570,000	5,477,194
3.004%, 3M LIBOR + 0.790%, 12/20/23 (b)	6,478,000	6,284,991
3.093%, 3M LIBOR + 1.090%, 10/01/25 (b) (c)	3,345,000	3,185,620
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b)	1,895,000	1,777,471
3.705%, 3M LIBOR + 1.512%, 04/24/28 (b)	4,685,000	4,507,123
4.125%, 01/22/24 (c)	3,090,000	3,138,446
4.271%, 3M LIBOR + 1.310%, 07/23/29 (b)	1,780,000	1,776,231
5.000%, 01/21/44	1,500,000	1,601,326

Banks—(Continued)
Bank of New York Mellon Corp. (The) 2.661%, 3M LIBOR + 0.634%, 05/16/23 (b)	2,865,000	2,773,889
Citibank N.A. 3.050%, 05/01/20	10,000,000	9,976,500
3.400%, 07/23/21	4,350,000	4,348,821
Citigroup, Inc. 2.050%, 12/07/18	5,000,000	4,995,450
2.450%, 01/10/20	5,000,000	4,957,030
2.500%, 07/29/19	2,250,000	2,245,092
3.668%, 3M LIBOR + 1.390%, 07/24/28 (b)	2,215,000	2,109,468
Cooperatieve Rabobank UA 3.125%, 04/26/21	4,400,000	4,370,146
Discover Bank 2.600%, 11/13/18	4,585,000	4,584,673
Goldman Sachs Bank USA 3.200%, 06/05/20	4,000,000	4,010,587
Goldman Sachs Group, Inc. (The) 3.272%, 3M LIBOR + 1.201%, 09/29/25 (b)	3,350,000	3,199,728
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b) (c)	3,500,000	3,329,466
3.814%, 3M LIBOR + 1.158%, 04/23/29 (b) (c)	2,230,000	2,125,826
3.850%, 07/08/24 (c)	1,595,000	1,585,255
JPMorgan Chase & Co. 2.700%, 05/18/23	5,585,000	5,370,863
3.509%, 3M LIBOR + 0.945%, 01/23/29 (b)	4,300,000	4,070,716
3.900%, 07/15/25	6,000,000	5,995,237
6.300%, 04/23/19	3,415,000	3,482,657
JPMorgan Chase Bank N.A. 2.588%, 3M LIBOR + 0.250%, 02/13/20 (b)	8,990,000	8,994,861
2.604%, 3M LIBOR + 0.280%, 02/01/21 (b)	11,325,000	11,232,393
3.086%, 3M LIBOR + 0.350%, 04/26/21 (b)	4,700,000	4,687,160
Lloyds Bank plc 3.300%, 05/07/21	3,065,000	3,052,729
Lloyds Banking Group plc 2.907%, 3M LIBOR + 0.810%, 11/07/23 (b)	2,515,000	2,398,948
Morgan Stanley 3.119%, 3M LIBOR + 0.800%, 02/14/20 (b)	6,290,000	6,304,840
3.277%, 3M LIBOR + 0.930%, 07/22/22 (b)	5,000,000	5,042,979
3.875%, 01/27/26	3,500,000	3,438,660
5.625%, 09/23/19	11,050,000	11,348,738
7.300%, 05/13/19 (c)	1,000,000	1,026,640
PNC Bank N.A. 2.000%, 05/19/20	1,600,000	1,570,992
Santander UK Group Holdings plc 2.875%, 08/05/21	5,175,000	5,036,232
Santander UK plc 3.400%, 06/01/21	4,745,000	4,726,403
UBS AG 2.375%, 08/14/19	6,000,000	5,975,510
Wells Fargo & Co. 2.600%, 07/22/20	5,175,000	5,119,576
2.625%, 07/22/22	9,260,000	8,942,125
3.000%, 04/22/26	6,860,000	6,380,496
3.000%, 10/23/26	600,000	556,441
3.550%, 09/29/25 (c)	2,095,000	2,040,779

BHFTI-361

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo Bank N.A. 2.400%, 01/15/20	18,000,000	$17,857,506
3.325%, 3M LIBOR + 0.490%, 07/23/21 (b)	805,000	804,030

		222,061,964

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	4,435,000	4,444,492
Bacardi, Ltd. 4.700%, 05/15/28 (144A)	1,105,000	1,096,374
5.300%, 05/15/48 (144A)	1,105,000	1,081,080
Constellation Brands, Inc. 2.000%, 11/07/19	5,500,000	5,449,551

		12,071,497

Biotechnology—0.7%
Amgen, Inc. 2.125%, 05/01/20	1,250,000	1,230,360
4.400%, 05/01/45	4,100,000	3,962,629
Baxalta, Inc. 2.875%, 06/23/20	298,000	295,519
4.000%, 06/23/25	744,000	735,810
Biogen, Inc. 5.200%, 09/15/45	1,100,000	1,165,570
Celgene Corp. 5.000%, 08/15/45	4,250,000	4,217,482
Gilead Sciences, Inc. 3.700%, 04/01/24	1,500,000	1,504,647
4.750%, 03/01/46	940,000	967,502

		14,079,519

Chemicals—0.4%
Dow Chemical Co. (The) 8.550%, 05/15/19	4,290,000	4,435,646
LyondellBasell Industries NV 5.000%, 04/15/19	3,250,000	3,266,304

		7,701,950

Commercial Services—0.1%
IHS Markit, Ltd. 4.750%, 08/01/28	1,500,000	1,503,600
5.000%, 11/01/22 (144A)	1,535,000	1,580,436

		3,084,036

Computers—0.3%
Apple, Inc. 4.650%, 02/23/46	998,000	1,076,390
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	4,800,000	4,812,204

		5,888,594

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	2,160,000	2,193,371
Air Lease Corp. 3.500%, 01/15/22	3,500,000	3,473,935
4.750%, 03/01/20	3,385,000	3,441,948
American Express Credit Corp. 1.875%, 05/03/19	2,000,000	1,990,643
GE Capital International Funding Co. 2.342%, 11/15/20	2,500,000	2,444,500
Protective Life Global Funding 2.700%, 11/25/20 (144A)	3,045,000	3,004,018

		16,548,415

Electric—3.0%
Appalachian Power Co. 3.300%, 06/01/27	760,000	726,242
4.450%, 06/01/45	1,440,000	1,444,244
Dominion Energy, Inc. 1.875%, 12/15/18 (144A)	5,000,000	4,991,698
Duke Energy Carolinas LLC 4.250%, 12/15/41	3,300,000	3,300,281
Duke Energy Florida LLC 2.100%, 12/15/19 (c)	2,106,250	2,093,531
Duke Energy Progress LLC 4.100%, 05/15/42	1,000,000	975,563
4.100%, 03/15/43	2,325,000	2,278,410
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,402,472
El Paso Electric Co. 3.300%, 12/15/22	825,000	792,860
Entergy Corp. 4.000%, 07/15/22	3,000,000	3,034,774
Entergy Texas, Inc. 7.125%, 02/01/19	2,889,000	2,927,764
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,468,960
Florida Power & Light Co. 3.950%, 03/01/48 (c)	2,500,000	2,444,037
International Transmission Co. 4.625%, 08/15/43	2,750,000	2,769,133
Kansas City Power & Light Co. 4.200%, 03/15/48	2,250,000	2,154,442
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	978,201
NextEra Energy Capital Holdings, Inc. 2.821%, 3M LIBOR + 0.480%, 05/04/21 (b) (c)	6,600,000	6,618,320
PacifiCorp 3.350%, 07/01/25	2,000,000	1,960,417
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	570,000	530,273
4.150%, 04/15/25 (144A)	2,800,000	2,791,881
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,105,932

BHFTI-362

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Southwestern Electric Power Co. 4.100%, 09/15/28 (c)	3,000,000	$2,998,651
6.450%, 01/15/19	2,000,000	2,021,599
Wisconsin Public Service Corp. 1.650%, 12/04/18	6,000,000	5,992,003
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,294,391

		66,096,079

Entertainment—0.2%
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29 (c)	2,180,000	2,183,880
5.375%, 04/15/26	2,100,000	2,132,571

		4,316,451

Food—1.0%
Campbell Soup Co. 2.834%, 3M LIBOR + 0.490%, 03/16/20 (b)	3,250,000	3,246,136
General Mills, Inc. 4.200%, 04/17/28 (c)	3,000,000	2,958,840
Kraft Heinz Foods Co. 3.500%, 07/15/22	1,500,000	1,488,354
3.950%, 07/15/25	2,925,000	2,881,270
5.200%, 07/15/45	3,270,000	3,192,772
Mondelez International Holdings Netherlands B.V. 2.000%, 10/28/21 (144A)	3,580,000	3,419,672
2.949%, 3M LIBOR + 0.610%, 10/28/19 (144A) (b)	3,400,000	3,412,735

		20,599,779

Gas—0.2%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	3,737,968
Spire, Inc. 4.700%, 08/15/44 (c)	1,000,000	993,225

		4,731,193

Healthcare-Products—0.3%
Becton Dickinson & Co. 2.894%, 06/06/22 (c)	2,000,000	1,944,199
3.261%, 3M LIBOR + 0.875%, 12/29/20 (b)	3,000,000	3,004,446
Boston Scientific Corp. 6.000%, 01/15/20	2,500,000	2,587,189

		7,535,834

Healthcare-Services—1.5%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	1,916,076
Anthem, Inc. 3.650%, 12/01/27	2,235,000	2,124,033
Cigna Corp. 3.050%, 10/15/27	3,350,000	3,025,873
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 (144A)	4,680,000	4,772,622

Healthcare-Services—(Continued)
Halfmoon Parent, Inc. 4.375%, 10/15/28 (144A) (c)	2,500,000	2,491,317
4.900%, 12/15/48 (144A)	2,500,000	2,496,846
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,135,362
Humana, Inc. 2.500%, 12/15/20	4,295,000	4,215,633
Kaiser Foundation Hospitals 3.150%, 05/01/27 (c)	1,500,000	1,437,769
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,166,232
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	1,750,911
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	1,015,000	928,838
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	1,998,533
4.750%, 07/15/45	1,000,000	1,068,552

		33,528,597

Housewares—0.2%
Newell Brands, Inc. 2.600%, 03/29/19	4,185,000	4,178,952

Insurance—0.5%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	3,700,000	3,765,879
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (b)	3,530,000	3,481,154
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (b)	3,500,000	3,481,548

		10,728,581

Internet—0.2%
Amazon.com, Inc. 2.800%, 08/22/24	3,340,000	3,225,306

Media—0.4%
CBS Corp. 3.700%, 06/01/28 (144A)	2,703,000	2,534,938
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	1,715,000	1,841,256
Comcast Corp. 4.400%, 08/15/35	1,500,000	1,470,182
Time Warner Cable LLC 5.875%, 11/15/40	3,200,000	3,226,117

		9,072,493

Miscellaneous Manufacturing—0.4%
General Electric Co. 2.200%, 01/09/20 (c)	5,000,000	4,946,931
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A) (c)	3,420,000	3,184,536

		8,131,467

BHFTI-363

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.2%
Anadarko Petroleum Corp. 4.500%, 07/15/44	620,000	$567,017
Canadian Natural Resources, Ltd. 3.850%, 06/01/27	892,000	868,279
Devon Energy Corp. 5.000%, 06/15/45	202,000	201,780
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	1,015,655
Shell International Finance B.V. 4.375%, 05/11/45	650,000	673,962

		3,326,693

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 3.625%, 04/28/26 (144A)	2,625,000	2,482,679
4.500%, 05/15/28 (144A) (c)	450,000	446,255
WestRock RKT Co. 4.450%, 03/01/19	4,925,000	4,955,961

		7,884,895

Pharmaceuticals—1.8%
AbbVie, Inc. 3.200%, 05/14/26	650,000	605,031
4.300%, 05/14/36	1,273,000	1,192,570
Allergan Finance LLC 3.250%, 10/01/22	1,435,000	1,408,651
Allergan Funding SCS 3.800%, 03/15/25	1,000,000	978,857
4.550%, 03/15/35	775,000	752,513
AstraZeneca plc 1.750%, 11/16/18	2,000,000	1,997,910
3.125%, 06/12/27	2,481,000	2,314,271
Bayer U.S. Finance LLC 1.850%, 11/15/18 (144A)	5,110,000	5,104,610
2.375%, 10/08/19 (144A)	4,925,000	4,892,442
4.375%, 12/15/28 (144A)	4,430,000	4,337,495
CVS Health Corp. 2.250%, 08/12/19	3,000,000	2,983,396
3.875%, 07/20/25	1,950,000	1,920,491
5.050%, 03/25/48	5,585,000	5,705,893
5.125%, 07/20/45	615,000	631,463
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,500,000	2,473,326
3.200%, 09/23/26	1,500,000	1,384,314

		38,683,233

Pipelines—1.3%
Enbridge Energy Partners L.P. 5.875%, 10/15/25	1,000,000	1,100,690
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22 (c)	1,260,000	1,304,805
Energy Transfer Partners L.P. 5.150%, 03/15/45	5,065,000	4,774,638
6.500%, 02/01/42	700,000	767,783

Pipelines—(Continued)
Kinder Morgan, Inc. 3.050%, 12/01/19	921,000	919,552
Plains All American Pipeline L.P. / PAA Finance Corp. 3.850%, 10/15/23	1,000,000	984,556
4.650%, 10/15/25	2,340,000	2,363,601
Ruby Pipeline LLC 6.000%, 04/01/22 (144A)	4,469,697	4,591,967
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	3,906,140
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,138,875
Williams Partners L.P. 3.600%, 03/15/22	3,490,000	3,468,937
3.900%, 01/15/25 (c)	1,000,000	977,978

		28,299,522

Real Estate Investment Trusts—2.4%
Alexandria Real Estate Equities, Inc. 2.750%, 01/15/20	475,000	470,683
4.600%, 04/01/22 (c)	5,292,000	5,430,846
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	1,500,000	1,481,927
4.125%, 07/01/24	2,750,000	2,728,028
American Tower Corp. 3.000%, 06/15/23	2,240,000	2,156,031
3.400%, 02/15/19	2,479,000	2,483,311
Boston Properties L.P. 3.200%, 01/15/25 (c)	2,235,000	2,137,675
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	3,200,000	3,178,063
HCP, Inc. 3.750%, 02/01/19	3,000,000	3,001,583
4.000%, 12/01/22 (c)	1,975,000	1,978,312
4.250%, 11/15/23	3,216,000	3,224,351
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,809,113
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26 (c)	1,885,000	1,757,322
Life Storage L.P. 3.875%, 12/15/27 (c)	2,500,000	2,351,310
SL Green Operating Partnership L.P. 3.250%, 10/15/22	1,000,000	969,670
Ventas Realty L.P. 3.125%, 06/15/23	590,000	569,894
3.250%, 10/15/26	2,500,000	2,311,326
4.125%, 01/15/26	4,750,000	4,673,555
WEA Finance LLC / Westfield UK & Europe Finance plc 2.700%, 09/17/19 (144A)	5,925,000	5,910,149
Welltower, Inc. 3.750%, 03/15/23	1,000,000	992,727
5.250%, 01/15/22	2,835,000	2,955,868

		52,571,744

BHFTI-364

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.6%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	$2,585,270
Walgreens Boots Alliance, Inc. 2.700%, 11/18/19 (c)	2,811,000	2,802,595
3.450%, 06/01/26	1,280,000	1,216,193
4.800%, 11/18/44	2,300,000	2,229,767
Walmart, Inc. 3.550%, 06/26/25	4,855,000	4,877,002

		13,710,827

Semiconductors—0.3%
Analog Devices, Inc. 2.850%, 03/12/20	1,470,000	1,461,681
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20 (c)	5,500,000	5,435,472

		6,897,153

Telecommunications—1.3%
AT&T, Inc. 3.000%, 06/30/22	1,000,000	975,061
4.350%, 06/15/45	1,500,000	1,290,275
4.750%, 05/15/46	2,635,000	2,403,703
4.800%, 06/15/44	2,575,000	2,371,370
5.250%, 03/01/37	6,665,000	6,634,641
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	4,475,000	4,472,986
5.152%, 03/20/28 (144A) (c)	1,000,000	1,004,900
Verizon Communications, Inc. 4.812%, 03/15/39	1,470,000	1,478,639
4.862%, 08/21/46	4,400,000	4,400,738
5.250%, 03/16/37	1,855,000	1,975,395
Vodafone Group plc 4.375%, 05/30/28	2,000,000	1,969,383

		28,977,091

Transportation—0.1%
Burlington Northern Santa Fe LLC 4.550%, 09/01/44 (c)	605,000	629,069
Union Pacific Corp. 3.950%, 09/10/28	2,000,000	2,004,138

		2,633,207

Total Corporate Bonds & Notes (Cost $684,391,089)		674,244,452

Asset-Backed Securities—9.7%

Asset-Backed - Home Equity—1.9%
Asset Backed Securities Corp. Home Equity Loan Trust 2.376%, 1M LIBOR + 0.160%, 05/25/36 (b)	2,304,063	2,282,824
Asset-Backed Funding Certificates Trust 2.356%, 1M LIBOR + 0.140%, 09/25/36 (b)	6,098,698	5,953,166
2.846%, 1M LIBOR + 0.630%, 03/25/35 (b)	3,287,160	3,286,248

Asset-Backed - Home Equity—(Continued)
JPMorgan Mortgage Acquisition Corp. 2.921%, 1M LIBOR + 0.705%, 06/25/35 (b)	6,886,576	6,891,221
MASTR Asset-Backed Securities Trust 2.816%, 1M LIBOR + 0.600%, 01/25/36 (b)	4,001,726	4,008,333
New Century Home Equity Loan Trust 2.996%, 1M LIBOR + 0.780%, 08/25/34 (b)	10,128,735	10,003,552
Option One Mortgage Loan Trust 2.876%, 1M LIBOR + 0.660%, 05/25/35 (b)	3,092,947	3,097,447
Option One Mortgage Loan Trust Asset-Backed Certificates 2.656%, 1M LIBOR + 0.440%, 11/25/35 (b)	6,816,893	6,814,288

		42,337,079

Asset-Backed - Other—2.1%
Ameriquest Mortgage Securities Trust 2.606%, 1M LIBOR + 0.390%, 03/25/36 (b)	2,720,000	2,700,937
AMMC CLO 19, Ltd. 3.839%, 3M LIBOR + 1.500%, 10/15/28 (144A) (b)	4,000,000	4,003,544
AtriumI 3.177%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	5,200,000	5,180,183
Citigroup Mortgage Loan Trust, Inc. 2.891%, 1M LIBOR + 0.675%, 05/25/35 (b)	90,855	90,855
GSAMP Trust 2.896%, 1M LIBOR + 0.680%, 10/25/34 (b)	4,395,197	4,315,301
Magnetite, Ltd. 3.335%, 3M LIBOR + 1.000%, 07/25/26 (144A) (b)	5,000,000	4,998,525
Structured Asset Investment Loan Trust 3.016%, 1M LIBOR + 0.800%, 07/25/34 (b)	3,264,302	3,252,476
Structured Asset Securities Corp. Mortgage Loan Trust 2.936%, 1M LIBOR + 0.720%, 07/25/35 (b)	7,211,973	7,225,037
Towd Point Mortgage Trust 2.500%, 11/25/60 (144A) (b)	4,625,274	4,509,948
2.750%, 10/25/56 (144A) (b)	10,428,735	10,211,881

		46,488,687

Asset-Backed - Student Loan—5.7%
Education Loan Asset-Backed Trust I 3.016%, 1M LIBOR + 0.800%, 06/25/26 (144A) (b)	3,544,295	3,558,239
Navient Student Loan Trust 3.266%, 1M LIBOR + 1.050%, 07/26/66 (144A) (b)	5,600,000	5,726,081
3.716%, 1M LIBOR + 1.500%, 10/25/58 (b)	2,470,000	2,505,865
Nelnet Student Loan Trust 2.816%, 1M LIBOR + 0.600%, 02/27/51 (144A) (b)	3,870,303	3,883,031
SLC Student Loan Trust 2.494%, 3M LIBOR + 0.160%, 09/15/39 (b)	11,000,000	10,703,326
2.494%, 3M LIBOR + 0.160%, 03/15/55 (b)	8,310,000	8,050,687
SLM Student Loan Trust 2.395%, 3M LIBOR + 0.060%, 01/25/22 (b)	10,320,000	10,099,648
2.485%, 3M LIBOR + 0.150%, 10/25/29 (b)	7,790,420	7,780,146
2.665%, 3M LIBOR + 0.330%, 01/25/22 (b)	4,247,260	4,171,629
2.705%, 3M LIBOR + 0.370%, 01/25/40 (b)	4,555,346	4,347,753
2.715%, 3M LIBOR + 0.380%, 10/25/24 (b)	3,393,896	3,401,549
2.804%, 3M LIBOR + 0.470%, 12/15/27 (144A) (b)	3,393,560	3,405,679
2.885%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	5,700,000	5,724,882
2.966%, 1M LIBOR + 0.750%, 05/26/26 (b)	7,730,198	7,730,194
2.966%, 1M LIBOR + 0.750%, 01/25/45 (144A) (b)	3,701,251	3,722,661

BHFTI-365

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust 3.085%, 3M LIBOR + 0.750%, 10/25/40 (b)	10,240,000	$10,233,946
3.435%, 3M LIBOR + 1.100%, 07/25/23 (b)	7,988,183	8,028,132
3.835%, 3M LIBOR + 1.500%, 04/25/23 (b)	6,434,929	6,570,689
4.016%, 1M LIBOR + 1.800%, 09/25/43 (b)	5,800,000	5,819,990
Wachovia Student Loan Trust 2.505%, 3M LIBOR + 0.170%, 04/25/40 (144A) (b)	7,500,000	7,368,254

		122,832,381

Total Asset-Backed Securities (Cost $206,227,015)		211,658,147

Mortgage-Backed Securities—4.0%

Collateralized Mortgage Obligations—2.5%
BCAP LLC Trust 2.245%, 1M LIBOR + 0.180%, 05/26/36 (144A) (b)	2,719,964	2,733,252
CIM Trust 3.750%, 07/25/58 (144A) (b)	10,151,155	10,072,714
Citigroup Mortgage Loan Trust, Inc. 2.287%, 1M LIBOR + 0.210%, 05/20/47 (144A) (b)	1,042,234	1,039,723
Credit Suisse Mortgage Trust 2.496%, 1M LIBOR + 0.280%, 04/27/47 (144A) (b)	1,932,778	1,904,301
2.667%, 09/27/46 (144A) (b)	2,858,663	2,771,022
3.820%, 01/27/36 (144A) (b)	686,732	692,324
Morgan Stanley Resecuritization Trust 2.965%, 1M LIBOR + 0.450%, 08/26/47 (144A) (b)	4,347,743	4,296,782
3.906%, 08/26/47 (144A) (b)	5,416,062	5,317,103
3.969%, 01/26/51 (144A) (b)	1,609,759	1,603,457
Nomura Resecuritization Trust 1.659%, 1M LIBOR + 0.426%, 02/25/37 (144A) (b)	2,353,078	2,294,206
2.365%, 1M LIBOR + 0.300%, 08/26/37 (144A) (b)	2,204,176	2,157,819
3.811%, 03/26/37 (144A) (b)	2,789,153	2,818,166
Structured Adjustable Rate Mortgage Loan Trust 2.891%, 1M LIBOR + 0.675%, 01/25/35 (b)	1,856,126	1,847,301
WaMu Mortgage Pass-Through Certificates Trust 2.506%, 1M LIBOR + 0.290%, 10/25/45 (b)	5,605,354	5,660,437
4.120%, 06/25/34 (b)	10,045,824	10,266,341

		55,474,948

Commercial Mortgage-Backed Securities—1.5%
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	2,085,000	2,059,676
BAMLL Commercial Mortgage Securities Trust 4.091%, 08/10/38 (144A) (b)	3,265,000	3,329,678
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,119,093
CGRBS Commercial Mortgage Trust 3.369%, 03/13/35 (144A)	2,190,000	2,172,646
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	1,865,000	1,831,471
3.732%, 08/10/49 (144A) (b)	1,810,000	1,818,078
4.353%, 08/10/30 (144A)	1,845,000	1,911,873
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,125,024	2,102,878

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. Trust 2.933%, 06/05/31 (144A)	2,130,000	2,131,002
JPMorgan Chase Commercial Mortgage Securities Trust 3.093%, 07/05/32 (144A)	540,170	535,370
4.311%, 08/05/32 (144A)	1,214,554	1,234,141
Madison Avenue Trust 3.843%, 10/12/32 (144A)	1,155,000	1,163,609
Morgan Stanley Capital Trust 3.350%, 07/13/29 (144A)	1,600,000	1,599,288
3.727%, 10/12/50 (144A)	2,150,000	2,129,104
RBS Commercial Funding, Inc. Trust 3.961%, 01/13/32 (144A) (b)	2,475,000	2,499,421
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (b)	1,519,000	1,440,508
Wells Fargo Commercial Mortgage Trust 2.800%, 03/18/28 (144A) (b)	2,000,000	1,979,431

		32,057,267

Total Mortgage-Backed Securities (Cost $87,903,590)		87,532,215

Municipals—0.5%
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,277,113
5.267%, 05/01/27	2,150,000	2,375,083
New York City Water & Sewer System Revenue, Build America Bond 6.011%, 06/15/42	1,300,000	1,664,546
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,094,522
University of California CA, Revenue 4.601%, 05/15/31	2,855,000	3,027,214

Total Municipals (Cost $10,847,136)		10,438,478

Short-Term Investments—6.6%

Discount Note—0.3%
Federal Home Loan Bank 2.120%, 11/16/18 (f)	6,206,000	6,188,952

Mutual Fund—3.5%
State Street Institutional Liquid Reserves Fund Trust Class, 2.154% (g)	75,371,391	75,378,928

U.S. Treasury—2.8%
U.S. Treasury Bills 1.475%, 10/04/18 (f)	2,498,000	2,497,577
1.782%, 10/11/18 (f)	11,787,000	11,780,300
2.070%, 01/03/19 (f)	11,466,000	11,401,032
2.099%, 01/03/19 (f)	16,606,000	16,511,909

BHFTI-366

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bills 2.103%, 12/13/18 (d) (f)	1,666,000	$1,658,830
2.178%, 01/31/19 (f)	7,006,000	6,953,202
2.186%, 01/31/19 (f)	10,087,000	10,010,984

		60,813,834

Total Short-Term Investments (Cost $142,392,599)		142,381,714

Securities Lending Reinvestments (h)—13.1%

Certificates of Deposit—5.8%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (b)	1,500,000	1,499,975
Banco Santander S.A. 2.340%, 11/07/18	8,000,000	8,000,656
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (b)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (b)	5,000,000	5,004,770
Barclays Bank plc 2.500%, 02/01/19	2,000,000	1,999,972
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (b)	5,000,000	5,002,935
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (b)	10,000,000	10,002,970
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (b)	2,000,000	2,000,716
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (b)	11,000,000	11,000,824
2.543%, 3M LIBOR + 0.200%, 04/05/19 (b)	4,000,000	4,003,064
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (b)	10,000,000	10,000,400
Industrial & Commercial Bank of China, Ltd. 2.500%, 11/15/18	7,000,000	6,999,832
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	4,962,437	4,963,471
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (b)	5,000,000	4,999,415
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (b)	10,000,000	9,999,530
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (b)	2,001,364	1,999,742
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (b)	2,000,000	2,000,104
2.443%, 3M LIBOR + 0.110%, 10/11/18 (b)	8,000,000	8,000,056
2.502%, 1M LIBOR + 0.320%, 11/21/18 (b)	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (b)	4,000,000	4,000,000
Svenska Handelsbanken AB 2.554%, 1M LIBOR + 0.450%, 04/03/19 (b)	5,000,000	5,007,375
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (b)	7,500,000	7,500,855
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (b)	7,500,000	7,503,983

		125,490,641

Commercial Paper—1.8%
Bank of China, Ltd. 2.510%, 11/02/18	5,961,932	5,986,800
2.550%, 10/19/18	4,969,188	4,993,580
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (b)	3,000,000	3,001,533
LMA S.A. & LMA Americas 2.470%, 11/13/18	4,939,965	4,985,545
Sheffield Receivables Co. 2.490%, 11/26/18	11,843,130	11,953,908
2.510%, SOFR + 0.350%, 11/28/18 (b)	1,000,000	1,000,274
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	1,988,000	1,995,668
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (b)	5,000,000	5,002,770

		38,920,078

Repurchase Agreements—5.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $5,035,694; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 10/16/17 at 2.750%, due on 01/02/19 with a maturity value of $5,169,201; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 10/25/18 - 01/31/19, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $8,415,364; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $8,582,104.	8,413,822	8,413,822
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $7,701,437; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $7,854,001.	7,700,000	7,700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $5,000,933; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $5,100,004.	5,000,000	5,000,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $6,801,269; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $6,936,000.	6,800,000	6,800,000

BHFTI-367

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $3,000,563; collateralized by Foreign Obligations with rates ranging from 1.750% - 2.375%, maturity dates ranging from 03/31/20 - 03/24/26, and an aggregate market value of $3,060,028.	3,000,000	$3,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $7,131,911; collateralized by various Common Stock with an aggregate market value of $7,793,258.	7,000,000	7,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $4,517,848; collateralized by various Common Stock with an aggregate market value of $5,000,607.	4,500,000	4,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $5,830,782; collateralized by various Common Stock with an aggregate market value of $6,050,001.	5,500,000	5,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $7,698,306; collateralized by various Common Stock with an aggregate market value of $8,456,179.	7,600,000	7,600,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $8,464,548; collateralized by various Common Stock with an aggregate market value of $9,235,038.	8,300,000	8,300,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $12,159,390; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $13,327,781.	12,000,000	12,000,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $14,685,153; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $16,104,402.	14,500,000	14,500,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $5,062,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $5,059,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,430,537; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,997,501.	5,400,000	$5,400,000

		115,713,822

Time Deposit—0.2%
Skandinaviska Enskilda Banken 2.130%, 10/01/18	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $285,092,257)		285,124,541

Total Investments—119.8% (Cost $2,628,446,758)		2,600,141,409
Other assets and liabilities (net)—(19.8)%		(429,450,698)

Net Assets—100.0%		$2,170,690,711

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $277,613,229 and the collateral received consisted of cash in the amount of $284,879,838. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $3,236,241.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2018.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $230,271,365, which is 10.6% of net assets.

BHFTI-368

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)
Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
U.S. Treasury Note 2 Year Futures	12/31/18	1,164	USD	245,294,814	$(732,472)
U.S. Treasury Note 5 Year Futures	12/31/18	1,283	USD	144,307,430	(1,012,153)
U.S. Treasury Ultra Long Bond Futures	12/19/18	76	USD	11,725,375	(425,127)

Net Unrealized Depreciation					$(2,169,752)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,188,761,862	$—	$1,188,761,862
Total Corporate Bonds & Notes*	—	674,244,452	—	674,244,452
Total Asset-Backed Securities*	—	211,658,147	—	211,658,147
Total Mortgage-Backed Securities*	—	87,532,215	—	87,532,215
Total Municipals	—	10,438,478	—	10,438,478
Total Short-Term Investments*	75,378,928	67,002,786	—	142,381,714
Total Securities Lending Reinvestments*	—	285,124,541	—	285,124,541
Total Investments	$75,378,928	$2,524,762,481	$—	$2,600,141,409

Collateral for Securities Loaned (Liability)	$—	$(284,879,838)	$—	$(284,879,838)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(2,169,752)	$—	$—	$(2,169,752)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-369

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Textron, Inc.	284,125	$20,306,414

Auto Components—1.3%
BorgWarner, Inc.	312,138	13,353,264

Banks—4.0%
Citizens Financial Group, Inc.	200,911	7,749,137
Prosperity Bancshares, Inc. (a)	149,300	10,353,955
SunTrust Banks, Inc. (a)	360,125	24,052,749

		42,155,841

Building Products—1.0%
Owens Corning	189,600	10,289,592

Capital Markets—1.2%
E*Trade Financial Corp. (b)	249,488	13,070,676

Chemicals—2.8%
Celanese Corp.	117,200	13,360,800
Eastman Chemical Co.	168,100	16,090,532

		29,451,332

Commercial Services & Supplies—1.2%
Republic Services, Inc.	180,741	13,132,641

Communications Equipment—2.6%
ARRIS International plc (b)	422,591	10,983,140
Motorola Solutions, Inc.	126,175	16,420,415

		27,403,555

Construction & Engineering—1.5%
Quanta Services, Inc. (a) (b)	468,650	15,643,537

Containers & Packaging—2.5%
AptarGroup, Inc. (a)	120,350	12,966,509
Packaging Corp. of America	124,206	13,624,156

		26,590,665

Electric Utilities—2.6%
Alliant Energy Corp. (a)	322,492	13,728,485
Xcel Energy, Inc.	295,920	13,970,383

		27,698,868

Electrical Equipment—1.1%
Hubbell, Inc. (a)	83,784	11,191,029

Electronic Equipment, Instruments & Components—2.9%
Coherent, Inc. (a) (b)	30,175	5,195,833
Flex, Ltd. (b)	1,032,471	13,546,020
Keysight Technologies, Inc. (b)	175,173	11,610,466

		30,352,319

Entertainment—1.8%
Cinemark Holdings, Inc. (a)	468,730	18,842,946

Security Description	Shares	Value

Equity Real Estate Investment Trusts—5.6%
Healthcare Trust of America, Inc. - Class A	503,775	$13,435,679
Lamar Advertising Co. - Class A (a)	241,509	18,789,400
National Retail Properties, Inc. (a)	586,701	26,295,939

		58,521,018

Food & Staples Retailing—2.4%
Kroger Co. (The) (a)	411,575	11,980,948
Sysco Corp.	181,428	13,289,601

		25,270,549

Food Products—5.4%
Archer-Daniels-Midland Co.	534,532	26,870,924
Hormel Foods Corp. (a)	365,811	14,412,953
Ingredion, Inc.	149,351	15,675,881

		56,959,758

Health Care Equipment & Supplies—2.2%
Hologic, Inc. (b)	285,238	11,689,053
STERIS plc (a)	103,900	11,886,160

		23,575,213

Health Care Providers & Services—2.9%
AmerisourceBergen Corp.	35,550	3,278,421
HCA Healthcare, Inc.	48,053	6,685,133
Quest Diagnostics, Inc. (a)	195,388	21,084,319

		31,047,873

Hotels, Restaurants & Leisure—2.4%
Darden Restaurants, Inc.	117,218	13,033,469
Yum! Brands, Inc. (a)	129,050	11,731,936

		24,765,405

Insurance—14.0%
Aflac, Inc.	344,694	16,224,747
Alleghany Corp.	38,375	25,040,839
Allstate Corp. (The)	162,473	16,036,085
American Financial Group, Inc.	106,475	11,815,531
Arthur J. Gallagher & Co.	218,774	16,285,537
Fidelity National Financial, Inc.	380,410	14,969,133
Markel Corp. (b)	13,868	16,481,979
Travelers Cos., Inc. (The)	82,375	10,684,861
W.R. Berkley Corp. (a)	249,513	19,943,574

		147,482,286

IT Services—6.7%
Black Knight, Inc. (a) (b)	249,511	12,962,096
DXC Technology Co.	176,558	16,511,704
Fidelity National Information Services, Inc.	150,050	16,365,954
Leidos Holdings, Inc.	165,650	11,456,354
MAXIMUS, Inc. (a)	205,160	13,347,710

		70,643,818

Leisure Products—2.1%
Hasbro, Inc. (a)	212,422	22,329,801

BHFTI-370

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—6.7%
AGCO Corp. (a)	243,212	$14,784,858
Colfax Corp. (a) (b)	323,500	11,665,410
Ingersoll-Rand plc	140,693	14,392,894
PACCAR, Inc.	99,474	6,783,132
Parker-Hannifin Corp.	87,608	16,113,739
Xylem, Inc.	86,890	6,939,904

		70,679,937

Media—2.3%
CBS Corp. - Class B	237,800	13,661,610
Interpublic Group of Cos., Inc. (The) (a)	467,737	10,697,145

		24,358,755

Metals & Mining—1.9%
Reliance Steel & Aluminum Co.	229,788	19,598,619

Multi-Utilities—1.3%
DTE Energy Co. (a)	129,707	14,154,925

Oil, Gas & Consumable Fuels—5.6%
Cimarex Energy Co. (a)	174,853	16,250,838
Devon Energy Corp.	454,668	18,159,440
Parsley Energy, Inc. - Class A (a) (b)	473,506	13,850,050
PDC Energy, Inc. (a) (b)	212,323	10,395,334

		58,655,662

Pharmaceuticals—1.5%
Perrigo Co. plc (a)	224,471	15,892,547

Road & Rail—1.4%
Landstar System, Inc. (a)	116,475	14,209,950

Software—2.4%
Nuance Communications, Inc. (a) (b)	951,400	16,478,248
Synopsys, Inc. (b)	90,545	8,928,642

		25,406,890

Specialty Retail—1.7%
AutoNation, Inc. (a) (b)	334,099	13,881,813
Tiffany & Co.	28,471	3,671,905

		17,553,718

Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co.	719,208	11,730,283

Textiles, Apparel & Luxury Goods—1.5%
Carter’s, Inc. (a)	160,225	15,798,185

Total Common Stocks (Cost $996,581,455)		1,048,117,871

Short-Term Investment—0.5%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $5,150,091; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $5,255,333.	5,149,662	$5,149,662

Total Short-Term Investments (Cost $5,149,662)		5,149,662

Securities Lending Reinvestments (c)—24.5%

Bank Note—0.5%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	5,000,000	5,000,000

Certificates of Deposit—10.7%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	4,000,000	3,999,932
2.466%, 1M LIBOR + 0.250%, 03/20/19 (d)	5,000,000	4,999,740
Banco Santander S.A. 2.340%, 11/07/18	4,000,000	4,000,328
Bank of Montreal Zero Coupon, 10/31/18	4,989,344	4,990,312
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	3,000,000	2,999,994
Barclays Bank plc 2.500%, 02/01/19	4,000,000	3,999,944
Chiba Bank, Ltd., New York 2.190%, 10/05/18	2,000,000	1,999,962
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	5,000,000	5,000,000
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	4,500,000	4,500,337
Credit Industriel et Commercial Zero Coupon, 01/25/19	3,948,913	3,968,120
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (d)	1,000,000	1,000,473
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	2,500,000	2,500,033
2.500%, 11/15/18	4,000,000	3,999,904
KBC Bank NV 2.400%, 12/27/18	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	4,000,000	4,000,008
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	6,947,412	6,948,859
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	3,000,000	2,999,901
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	3,000,000	2,999,763
2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	3,000,000	3,002,007
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	4,999,725
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	7,000,000	6,999,181

BHFTI-371

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (d)	2,001,364	$1,999,742
2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	8,000,000	7,999,064
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (d)	3,000,000	3,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	3,000,000	3,000,000
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	7,000,000	7,000,798

		112,908,127

Commercial Paper—3.3%
Bank of China, Ltd. 2.510%, 11/02/18	1,490,483	1,496,700
2.550%, 12/20/18	4,968,125	4,971,235
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (d)	3,500,000	3,500,361
2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	5,000,000	5,002,555
LMA S.A. & LMA Americas 2.470%, 11/13/18	3,951,972	3,988,436
Sheffield Receivables Co. 2.490%, 11/26/18	4,441,174	4,482,715
2.510%, SOFR + 0.350%, 11/28/18 (d)	1,000,000	1,000,274
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	2,485,000	2,494,585
Starbird Funding Corp. 2.280%, 11/08/18	3,977,200	3,989,784
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	4,000,000	4,002,216

		34,928,861

Repurchase Agreements—8.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $10,105,056; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $10,542,861.	10,000,000	10,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $3,021,417; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,263,920; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,224,000.	1,200,000	1,200,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,200,597; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $3,264,000.	3,200,000	$3,200,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,935,804; collateralized by various Common Stock with an aggregate market value of $2,115,313.	1,900,000	1,900,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $2,108,329; collateralized by various Common Stock with an aggregate market value of $2,333,616.	2,100,000	2,100,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $2,264,177; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $2,307,277.	2,263,762	2,263,762
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $2,650,356; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $8,312,498; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	8,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	20,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $3,671,370; collateralized by various Common Stock with an aggregate market value of $4,005,559.	3,600,000	3,600,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $3,342,686; collateralized by various Common Stock with an aggregate market value of $3,671,762.	3,300,000	3,300,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000

BHFTI-372

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $4,661,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,108,983.	4,600,000	$4,600,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $5,671,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,219,631.	5,600,000	5,600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $4,049,793; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,442,594.	4,000,000	4,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $5,869,595; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,441,761.	5,800,000	5,800,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,048,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $3,720,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,109,399.	3,700,000	3,700,000

		90,763,762

Security Description	Principal Amount*	Value

Time Deposits—1.4%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	2,000,000	$2,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	5,000,000	5,000,000
DZ Bank AG 2.150%, 10/01/18	3,000,000	3,000,000
Erste Group Bank AG 2.170%, 10/01/18	2,000,000	2,000,000
Nordea Bank New York 2.140%, 10/01/18	3,000,000	3,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $258,594,935)		258,600,750

Total Investments—124.5% (Cost $1,260,326,052)		1,311,868,283
Other assets and liabilities (net)—(24.5)%		(257,901,180)

Net Assets—100.0%		$1,053,967,103

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $253,390,066 and the collateral received consisted of cash in the amount of $258,464,749. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-373

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,048,117,871	$—	$—	$1,048,117,871
Total Short-Term Investment*	—	5,149,662	—	5,149,662
Total Securities Lending Reinvestments*	—	258,600,750	—	258,600,750
Total Investments	$1,048,117,871	$263,750,412	$—	$1,311,868,283

Collateral for Securities Loaned (Liability)	$—	$(258,464,749)	$—	$(258,464,749)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-374

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Arconic, Inc.	122,927	$2,705,623
Harris Corp.	60,776	10,283,907

		12,989,530

Auto Components—0.9%
Aptiv plc	56,654	4,753,271

Banks—5.0%
Fifth Third Bancorp	220,381	6,153,038
PacWest Bancorp (a)	174,603	8,319,833
Regions Financial Corp.	381,975	7,009,241
Zions Bancorp (a)	96,375	4,833,206

		26,315,318

Beverages—2.3%
Molson Coors Brewing Co. - Class B	193,753	11,915,810

Building Products—1.6%
Owens Corning	151,531	8,223,587

Capital Markets—1.6%
Northern Trust Corp.	84,710	8,651,432

Chemicals—2.5%
International Flavors & Fragrances, Inc. (a)	21,487	2,989,271
PPG Industries, Inc.	95,960	10,472,115

		13,461,386

Commercial Services & Supplies—3.5%
Republic Services, Inc.	167,332	12,158,343
Stericycle, Inc. (b)	109,770	6,441,304

		18,599,647

Construction & Engineering—3.0%
Jacobs Engineering Group, Inc.	207,037	15,838,331

Construction Materials—0.4%
Eagle Materials, Inc.	23,020	1,962,225

Containers & Packaging—5.5%
International Paper Co.	166,701	8,193,354
Packaging Corp. of America	64,490	7,073,908
Sealed Air Corp. (a)	339,631	13,636,185

		28,903,447

Electric Utilities—2.9%
American Electric Power Co., Inc.	174,033	12,335,459
PG&E Corp. (b)	68,785	3,164,798

		15,500,257

Electrical Equipment—1.0%
Acuity Brands, Inc.	34,731	5,459,713

Energy Equipment & Services—2.4%
National Oilwell Varco, Inc. (a)	129,435	5,576,060
Patterson-UTI Energy, Inc. (a)	401,727	6,873,549

		12,449,609

Equity Real Estate Investment Trusts—4.3%
American Campus Communities, Inc.	195,908	8,063,573
Invitation Homes, Inc.	340,034	7,790,179
Mid-America Apartment Communities, Inc.	66,906	6,702,643

		22,556,395

Health Care Equipment & Supplies—5.1%
Hologic, Inc. (b)	84,726	3,472,072
STERIS plc (a)	58,976	6,746,854
Varian Medical Systems, Inc. (a) (b)	70,539	7,895,430
Zimmer Biomet Holdings, Inc.	69,356	9,118,233

		27,232,589

Health Care Providers & Services—3.4%
AmerisourceBergen Corp.	46,218	4,262,224
Humana, Inc.	26,755	9,057,102
Universal Health Services, Inc. - Class B	38,064	4,866,102

		18,185,428

Hotels, Restaurants & Leisure—1.2%
Wendy’s Co. (The) (a)	370,480	6,350,027

Household Durables—1.6%
Mohawk Industries, Inc. (b)	48,898	8,574,264

Household Products—1.6%
Church & Dwight Co., Inc. (a)	46,407	2,755,184
Spectrum Brands Holdings, Inc.	77,717	5,807,014

		8,562,198

Industrial Conglomerates—1.2%
Carlisle Cos., Inc. (a)	52,156	6,352,601

Insurance—11.5%
Allstate Corp. (The)	81,852	8,078,792
Arch Capital Group, Ltd. (b)	331,316	9,876,530
Brown & Brown, Inc.	487,340	14,410,644
Fidelity National Financial, Inc.	207,140	8,150,959
Loews Corp.	254,616	12,789,362
Willis Towers Watson plc (a)	54,754	7,717,029

		61,023,316

IT Services—6.4%
Amdocs, Ltd.	143,035	9,437,449
Euronet Worldwide, Inc. (a) (b)	77,089	7,725,859
Fidelity National Information Services, Inc.	117,011	12,762,390
Leidos Holdings, Inc.	57,248	3,959,272

		33,884,970

BHFTI-375

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Life Sciences Tools & Services—1.6%
Charles River Laboratories International, Inc. (a) (b)	61,823	$8,317,666

Machinery—3.3%
Cummins, Inc.	40,730	5,949,431
Deere & Co.	36,157	5,435,482
Stanley Black & Decker, Inc.	40,372	5,912,076

		17,296,989

Multi-Utilities—2.7%
Ameren Corp. (a)	222,614	14,073,657

Multiline Retail—1.7%
Kohl’s Corp. (a)	118,532	8,836,561

Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp.	147,481	9,941,694
Cimarex Energy Co.	103,612	9,629,700
Hess Corp.	117,395	8,403,134
WPX Energy, Inc. (b)	123,752	2,489,890

		30,464,418

Real Estate Management & Development—1.6%
CBRE Group, Inc. - Class A (b)	197,162	8,694,844

Road & Rail—3.4%
Kansas City Southern (a)	121,201	13,729,649
Ryder System, Inc.	59,348	4,336,559

		18,066,208

Semiconductors & Semiconductor Equipment—0.6%
Analog Devices, Inc. (a)	31,475	2,910,178
MKS Instruments, Inc.	3,358	269,144

		3,179,322

Software—0.7%
Check Point Software Technologies, Ltd. (b)	31,264	3,678,835

Technology Hardware, Storage & Peripherals—1.5%
NCR Corp. (a) (b)	276,364	7,851,501

Water Utilities—2.3%
American Water Works Co., Inc. (a)	135,907	11,955,739

Total Common Stocks (Cost $478,302,992)		510,161,091

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $17,558,775; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $17,909,177.	17,557,312	17,557,312

Total Short-Term Investments (Cost $17,557,312)		17,557,312

Securities Lending Reinvestments (c)—16.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—8.0%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	2,500,000	$2,499,957
Banco Santander S.A. 2.340%, 11/07/18	1,500,000	1,500,123
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	1,000,000	999,998
Barclays Bank plc 2.500%, 02/01/19	1,000,000	999,986
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	1,500,000	1,500,445
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,250,000	1,250,094
2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	2,000,000	2,001,532
Credit Industriel et Commercial Zero Coupon, 01/25/19	1,974,456	1,984,060
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (d)	1,000,000	1,000,473
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	1,000,000	999,976
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	4,000,000	4,000,008
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	3,000,000	3,002,007
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	500,000	500,041
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	1,500,000	1,499,917
2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	2,000,000	2,000,660
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	2,000,000	1,999,766
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	2,000,000	1,999,906
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	1,000,000	999,883
Sumitomo Mitsui Trust Bank, Ltd (NY) 2.423%, 3M LIBOR + 0.090%, 10/18/18 (d)	2,000,251	1,999,986
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (d)	1,000,000	1,000,052
2.443%, 3M LIBOR + 0.110%, 10/11/18 (d)	2,000,000	2,000,014
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	1,000,000	1,000,119
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	2,000,000	2,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,500,797

		42,240,171

Commercial Paper—2.5%
Bank of China, Ltd. 2.510%, 11/02/18	1,987,311	1,995,600
2.550%, 10/19/18	1,490,756	1,498,074

BHFTI-376

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (d)	1,000,000	$1,000,103
2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	3,000,000	3,001,533
Sheffield Receivables Co. 2.490%, 11/26/18	2,467,319	2,490,398
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	2,000,000	2,001,846

		12,985,388

Repurchase Agreements—5.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $3,031,517; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $3,162,858.	3,000,000	3,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $200,037; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $204,000.	200,000	200,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $100,019; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $200,037; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $101,884; collateralized by various Common Stock with an aggregate market value of $111,332.	100,000	100,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $100,397; collateralized by various Common Stock with an aggregate market value of $111,125.	100,000	100,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,758,526; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,792,000.	1,758,203	1,758,203

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $1,272,171; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	$1,200,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $2,597,656; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $4,001,921; collateralized by various Common Stock with an aggregate market value of $4,400,857.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $203,965; collateralized by various Common Stock with an aggregate market value of $222,531.	200,000	200,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $202,587; collateralized by various Common Stock with an aggregate market value of $222,531.	200,000	200,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $3,015,405; collateralized by various Common Stock with an aggregate market value of $3,338,232.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $303,985; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $303,831; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $404,979; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $444,259.	400,000	400,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $404,800; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $444,259.	400,000	400,000

BHFTI-377

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $2,527,625; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	$2,500,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $3,028,860; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945.	3,000,000	3,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,910,745; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000

		27,358,203

Time Deposits—0.9%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	1,000,000	1,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	1,000,000	1,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	$1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $87,573,933)		87,583,762

Total Investments—116.5% (Cost $583,434,237)		615,302,165
Other assets and liabilities (net)—(16.5)%		(87,126,448)

Net Assets—100.0%		$528,175,717

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $84,548,219 and the collateral received consisted of cash in the amount of $87,522,296. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

BHFTI-378

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$510,161,091	$—	$—	$510,161,091
Total Short-Term Investment*		17,557,312	—	17,557,312
Total Securities Lending Reinvestments*	—	87,583,762	—	87,583,762
Total Investments	$510,161,091	$105,141,074	$—	$615,302,165

Collateral for Securities Loaned (Liability)	$—	$(87,522,296)	$—	$(87,522,296)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-379

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranchelevel attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-380

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-381

Item 2.	Controls and Procedures.

(a)        The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:  November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:  November 21, 2018

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:  November 21, 2018